FILE NOS.
                                                                       333-83423
                                                                        811-9491
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                           --------------------------

                                    FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                          POST-EFFECTIVE AMENDMENT NO. 23

                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
                                 AMENDMENT NO. 24
                         -------------------------------


                   ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                              5701 Golden Hills Drive
                               Minneapolis, MN  55416
                                 (763) 765-7330
                          -----------------------------
               NAME AND ADDRESS OF AGENT FOR SERVICE OF PROCESS:

                               H. Bernt von Ohlen
                            Allianz Life Advisers, LLC
                               5701 Golden Hills Drive
                              Minneapolis, MN 55416


                          COPIES OF COMMUNICATIONS TO:

                                Michael J. Radmer
                              DORSEY & WHITNEY LLP
                        50 SOUTH SIXTH STREET, SUITE 1500
                             MINNEAPOLIS, MN 55402

Approximate Date of Proposed Public Offering: May 1, 2007

It is proposed that this filing will become effective (check appropriate box)
         [ ] immediately upon filing pursuant to paragraph (b)
         [X] on May 1, 2007 pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] on (date) pursuant to paragraph (a)(1)
         [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
         [ ] on (date)pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
--------------------------------------------------------------------------------

This Registration Statement contains two prospectuses (Version A and Version B) and one statement of additional information. Version B of the prospectus is derived from Version A and provides disclosure on 13 of the 40 funds available through the trust. Version B was initially created on May 1, 2006 for the purpose of providing fund disclosure for a variable annuity of Allianz Life that offers a more limited selection of investment options.

--------------------------------------------------------------------------------



                        PART A - PROSPECTUS - VERSION A
                       ___________________________________



ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST


AZL(SM) AIM Basic Value Fund
AZL(SM) AIM International Equity Fund
AZL(SM) Columbia Technology Fund
   (Formerly AZL Oppenheimer Emerging Technologies Fund)
AZL(SM) Davis NY Venture Fund
AZL(SM) Dreyfus Founders Equity Growth Fund
AZL(SM) Dreyfus Premier Small Cap Value Fund
AZL(SM) First Trust Target Double Play Fund
AZL(SM) Franklin Small Cap Value Fund
AZL(SM) Jennison 20/20 Focus Fund
AZL(SM) Jennison Growth Fund
AZL(SM) Legg Mason Growth Fund
AZL(SM) Legg Mason Value Fund
AZL(SM) LMP Large Cap Growth Fund
   (Formerly AZL Salomon Brothers Large Cap Growth Fund)
AZL(SM) LMP Small Cap Growth Fund
   (Formerly AZL Salomon Brothers Small Cap Growth Fund)
AZL(SM) Money Market Fund
AZL(SM) NACM International Fund
AZL(SM) Neuberger Berman Regency Fund
AZL(SM) OCC Opportunity Fund
   (Formerly AZL Oppenheimer Emerging Growth Fund)

AZL(SM) OCC Renaissance Fund
AZL(SM) OCC Value Fund
AZL(SM) Oppenheimer Developing Markets Fund
AZL(SM) Oppenheimer Global Fund
AZL(SM) Oppenheimer International Growth Fund
AZL(SM) Oppenheimer Main Street Fund
AZL(SM) PIMCO Fundamental IndexPLUS Total Return Fund
AZL(SM) S&P 500 Index Fund
AZL(SM) Schroder International Small Cap Fund
AZL(SM) Small Cap Stock Index Fund
AZL TargetPLUS(SM) Balanced Fund
AZL TargetPLUS(SM) Equity Fund
AZL TargetPLUS(SM) Growth Fund
AZL TargetPLUS(SM) Moderate Fund
AZL(SM) Van Kampen Aggressive Growth Fund
AZL(SM) Van Kampen Comstock Fund
AZL(SM) Van Kampen Equity and Income Fund
AZL(SM) Van Kampen Global Franchise Fund
AZL(SM) Van Kampen Global Real Estate Fund
AZL(SM) Van Kampen Growth and Income Fund
AZL(SM) Van Kampen Mid Cap Growth Fund
AZL(SM) Van Kampen Strategic Growth Fund
   (Formerly AZL Van Kampen Emerging Growth Fund)



PROSPECTUS DATED MAY 1, 2007

--------------------------------------------------------------------------------
ALLIANZ LIFE ADVISERS, LLC (THE "MANAGER")
Shares of each Fund are sold exclusively to certain insurance companies in connection with particular variable annuity contracts and/or variable life insurance policies they issue. The insurance companies invest in shares of the Funds in accordance with instructions received from owners of the applicable annuity or life insurance contract.

This Prospectus must be accompanied or preceded by a current prospectus for the variable annuity contracts or variable life insurance policies that invest in the Funds.

--------------------------------------------------------------------------------
QUESTIONS?
CALL TOLL FREE AT 1-877-833-7113 OR CONTACT YOUR INVESTMENT REPRESENTATIVE.
The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus may contain information on Funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

THESE SECURITIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR AN AFFILIATE OF ANY BANK, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER AGENCY OF THE UNITED STATES, OR ANY BANK OR AN AFFILIATE OF ANY BANK; AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF VALUE.


"AZL" is a service mark of Allianz SE (formerly Allianz AG) that has been filed for registration. Allianz SE is the ultimate owner of the Manager.


--------------------------------------------------------------------------------
              Not FDIC Insured o May Lose Value o No Bank Guarantee
--------------------------------------------------------------------------------


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
TABLE OF CONTENTS                                             ALLIANZ VIP FUNDS
--------------------------------------------------------------------------------


TABLE OF CONTENTS



OVERVIEW...................................................3

RISK/RETURN SUMMARY........................................6
    AZL(SM) AIM BASIC VALUE FUND...........................6
    AZL(SM) AIM INTERNATIONAL EQUITY FUND..................9
    AZL(SM) COLUMBIA TECHNOLOGY FUND......................12
    AZL(SM) DAVIS NY VENTURE FUND.........................17
    AZL(SM) DREYFUS FOUNDERS EQUITY GROWTH FUND...........20
    AZL(SM) DREYFUS PREMIER Small CAP VALUE FUND........23
    AZL(SM) FIRST TRUST TARGET DOUBLE PLAY FUND...........27
    AZL(SM) FRANKLIN Small CAP VALUE FUND...............31
    AZL(SM) JENNISON 20/20 FOCUS FUND.....................35
    AZL(SM) JENNISON GROWTH FUND..........................40
    AZL(SM) LEGG MASON GROWTH FUND........................44
    AZL(SM) LEGG MASON VALUE FUND.........................48
    AZL(SM) LMP LARGE CAP GROWTH FUND.....................52
    AZL(SM) LMP Small CAP GROWTH FUND...................56
    AZL(SM) MONEY MARKET FUND.............................60
    AZL(SM) NACM INTERNATIONAL FUND.......................63
    AZL(SM) NEUBERGER BERMAN REGENCY FUND.................66
    AZL(SM) OCC OPPORTUNITY FUND..........................68
    AZL(SM) OCC RENAISSANCE FUND..........................73
    AZL(SM) OCC VALUE FUND................................77
    AZL(SM) OPPENHEIMER DEVELOPING MARKETS FUND...........81
    AZL(SM) OPPENHEIMER GLOBAL FUND.......................85
    AZL(SM) OPPENHEIMER INTERNATIONAL GROWTH FUND.........89
    AZL(SM) OPPENHEIMER MAIN STREET FUND..................93
    AZL(SM) PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND.96
    AZL(SM) S&P 500 INDEX FUND...........................101
    AZL(SM) SCHRODER INTERNATIONAL Small CAP FUND......104
    AZL(SM) Small CAP STOCK INDEX FUND.................107
    AZL TARGETPLUS(SM) BALANCED FUND.....................110
    AZL TARGETPLUS(SM) EQUITY FUND.......................119
    AZL TARGETPLUS(SM) GROWTH FUND.......................124
    AZL TARGETPLUS(SM) MODERATE FUND.....................133
    AZL(SM) VAN KAMPEN AGGRESSIVE GROWTH FUND............142
    AZL(SM) VAN KAMPEN COMSTOCK FUND.....................146
    AZL(SM) VAN KAMPEN EQUITY AND INCOME FUND............149
    AZL(SM) VAN KAMPEN GLOBAL FRANCHISE FUND.............153
    AZL(SM) VAN KAMPEN GLOBAL REAL ESTATE FUND...........157
    AZL(SM) VAN KAMPEN GROWTH AND INCOME FUND............160
    AZL(SM) VAN KAMPEN MID CAP GROWTH FUND...............164
    AZL(SM) VAN KAMPEN STRATEGIC GROWTH FUND.............167

MORE ABOUT THE FUNDS.....................................171
    TEMPORARY DEFENSIVE POSITIONS........................171
    FOREIGN AND EMERGING MARKETS RISK....................171

FUND MANAGEMENT..........................................172
    THE MANAGER..........................................172
    THE SUBADVISERS OF THE FUNDS.........................172
    THE PORTFOLIO MANAGERS OF THE FUNDS..................176
    DUTIES OF THE MANAGER AND SUBADVISERS................186
    PAYMENTS TO AFFILIATED INSURANCE COMPANIES...........187
    TRANSFER SUPPORTED FEATURES OF CERTAIN ANNUITY
        CONTRACTS ...................................... 187
    MANAGEMENT FEES......................................188
    LEGAL PROCEEDINGS....................................189
    THE ADMINISTRATOR AND DISTRIBUTOR....................197
    THE CUSTODIAN........................................197
    LICENSING ARRANGEMENTS...............................197

SHAREHOLDER INFORMATION..................................201
    PRICING OF FUND SHARES...............................201
    MONEY MARKET FUND....................................201
    PURCHASE AND REDEMPTION OF SHARES....................201
    MARKET TIMING........................................202
    DISTRIBUTION (12B-1) FEES............................202
    DIVIDENDS, DISTRIBUTIONS AND TAXES...................203

FINANCIAL HIGHLIGHTS.....................................204


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
OVERVIEW                                                       ALLIANZ VIP FUNDS
--------------------------------------------------------------------------------


OVERVIEW
The Allianz Variable Insurance Products Trust (the "VIP Trust") offers 40 separate investment portfolios (together, the "Funds," "VIP Funds" or "Allianz VIP Funds," and each individually, a "Fund," "VIP Fund," or "Allianz VIP Fund"). Within the scope of an investment program approved by the Board of Trustees to the VIP Funds (the "Board" the "Trustees" or the "Board of Trustees"), the Funds are managed by Allianz Life Advisers, LLC (the "Manager"), which in turn has retained certain asset management firms (the "Subadvisers") to make investment decisions on behalf of the Funds. The Manager selected each Subadviser based on the Subadviser's experience with the investment strategy for which it was selected. Set forth below are the Funds and the corresponding Subadviser. The VIP Trust provides investment vehicles for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies affiliated with the Manager. The separate accounts buy, and own, shares of the Funds on behalf of owners of variable annuity contracts and variable life insurance policies who direct purchase payments to subaccounts of the separate accounts that invest in the Funds. Therefore, you cannot directly purchase, nor will you directly own, shares of the Funds.



________________________________________________________________________________
      The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007



------------------------------------------------------------ -------------------------------------------------------------------
FUND                                                         SUBADVISER
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
AZL AIM Basic Value Fund                                     A I M Capital Management, Inc.
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
AZL AIM International Equity Fund                            A I M Capital Management, Inc.
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
AZL Columbia Technology Fund*                                Columbia Management Advisors, LLC
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
AZL Davis NY Venture Fund                                    Davis Selected Advisers, L.P.
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
                                                             Founders Asset Management LLC (affiliated with The Dreyfus
AZL Dreyfus Founders Equity Growth Fund                      Corporation)
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
                                                             The Dreyfus Corporation (affiliated with Founders Asset
AZL Dreyfus Premier Small Cap Value Fund                     Management LLC)
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
AZL First Trust Target Double Play Fund                      First Trust Advisors L.P.
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
AZL Franklin Small Cap Value Fund                            Franklin Advisory Services, LLC
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
                                                             Jennison Associates LLC (affiliated with Prudential Investment
AZL Jennison 20/20 Focus Fund                                Management, Inc.)
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
                                                             Jennison Associates LLC (affiliated with Prudential Investment
AZL Jennison Growth Fund                                     Management, Inc.)
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
                                                             Legg Mason Capital Management, Inc. (affiliated with ClearBridge
AZL Legg Mason Growth Fund                                   Advisors, LLC)
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
                                                             Legg Mason Capital Management, Inc. (affiliated with ClearBridge
AZL Legg Mason Value Fund                                    Advisors, LLC)
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
                                                             ClearBridge Advisors, LLC (formerly CAM North America, LLC;
AZL LMP Large Cap Growth Fund*                               affiliated with Legg Mason Capital Management, Inc.)
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
                                                             ClearBridge Advisors, LLC (formerly CAM North America, LLC;
AZL LMP Small Cap Growth Fund*                               affiliated with Legg Mason Capital Management, Inc.)
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
                                                             Prudential Investment Management, Inc. (affiliated with Jennison
AZL Money Market Fund                                        Associates LLC)
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
                                                             Nicholas-Applegate Capital Management LLC (affiliated with the
AZL NACM Internatinoal Fund                                  Manager)
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
AZL Neuberger Berman Regency Fund                            Neuberger Berman Management Inc.
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
AZL OCC Opportunity Fund*                                    Oppenheimer Capital LLC (affiliated with the Manager)
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
AZL OCC Renaissance Fund                                     Oppenheimer Capital LLC (affiliated with the Manager)
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
AZL OCC Value Fund                                           Oppenheimer Capital LLC (affiliated with the Manager)
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
AZL Oppenheimer Developing Markets Fund                      OppenheimerFunds, Inc.
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
AZL Oppenheimer Global Fund                                  OppenheimerFunds, Inc.
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
AZL Oppenheimer International Growth Fund                    OppenheimerFunds, Inc.
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
AZL Oppenheimer Main Street Fund                             OppenheimerFunds, Inc.
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
                                                             Pacific Investment Management Company LLC ("PIMCO") (affiliated
AZL PIMCO Fundamental IndexPLUS Total Return Fund            with the Manager)
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
                                                             The Dreyfus Corporation (affiliated with Founders Asset
AZL S&P 500 Index Fund                                       Management LLC)
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
AZL Schroder International Small Cap Fund                  Schroder Investment Management North America Inc.
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
                                                             The Dreyfus Corporation (affiliated with Founders Asset
AZL Small Cap Stock Index Fund                               Management LLC)
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
                                                             First Trust Advisors L.P. (Equity Portfolio)/PIMCO (Fixed Income
AZL TargetPLUS Balanced Fund                                 Portfolio)
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
AZL TargetPLUS Equity Fund                                   First Trust Advisors L.P.
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
                                                             First Trust Advisors L.P. (Equity Portfolio)/PIMCO (Fixed Income
AZL TargetPLUS Growth Fund                                   Portfolio)
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
                                                             First Trust Advisors L.P. (Equity Portfolio)/PIMCO (Fixed Income
AZL TargetPLUS Moderate Fund                                 Portfolio)
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
AZL Van Kampen Aggressive Growth Fund                        Van Kampen Asset Management
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
AZL Van Kampen Comstock Fund                                 Van Kampen Asset Management
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
AZL Van Kampen Equity and Income Fund                        Van Kampen Asset Management
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
AZL Van Kampen Global Franchise Fund                         Van Kampen Asset Management
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
AZL Van Kampen Global Real Estate Fund                       Van Kampen Asset Management
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
AZL Van Kampen Growth and Income Fund                        Van Kampen Asset Management
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
AZL Van Kampen Mid Cap Growth Fund                           Van Kampen Asset Management
------------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------------------
AZL Van Kampen Strategic Growth Fund *                       Van Kampen Asset Management
------------------------------------------------------------ -------------------------------------------------------------------


* The following Funds (Subadvisers) changed effective on the following dates:
--------------------- ---------------------------------------------------- -----------------------------------------------------
DATE                  CURRENT FUND NAME (SUBADVISER)                       PREVIOUS FUND NAME (SUBADVISER)
--------------------- ---------------------------------------------------- -----------------------------------------------------
--------------------- ---------------------------------------------------- -----------------------------------------------------
July 7, 2006          AZL Columbia Technology Fund                         AZL Oppenheimer Emerging Technologies Fund
                      (Columbia Management Advisors, LLC)                  (OppenheimerFunds, Inc.)
--------------------- ---------------------------------------------------- -----------------------------------------------------
--------------------- ---------------------------------------------------- -----------------------------------------------------
August 28, 2006       AZL OCC Opportunity Fund                             AZL Oppenheimer Emerging Growth Fund
                      (Oppenheimer Capital LLC)                            (OppenheimerFunds, Inc.)
--------------------- ---------------------------------------------------- -----------------------------------------------------
--------------------- ---------------------------------------------------- -----------------------------------------------------
November 6, 2006      AZL LMP Large Cap Growth Fund                        AZL Salomon Brothers Large Cap Growth Fund
                      AZL LMP Small Cap Growth Fund                      AZL Salomon Brothers Small Cap Growth Fund
                      AZL Van Kampen Strategic Growth Fund                 AZL Van Kampen Emerging Growth Fund
--------------------- ---------------------------------------------------- -----------------------------------------------------


________________________________________________________________________________
   The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

Certain of the Funds may have names, investment objectives, strategies, portfolio manager(s), and characteristics that are substantially similar to other mutual funds managed by the Subadvisers. However, the asset size, portfolio composition, fees, and expenses of a Fund may be different from those of any similar fund, and performance may be better or worse. No representation is made that the Funds will perform in an equivalent manner to the similar funds. Other funds may be added or removed from the VIP Trust from time to time.

The following funds have names that suggest a focus on a particular type of investment:


     AIM International Equity Fund
     AZL Columbia Technology Fund
     AZL Dreyfus Founders Equity Growth Fund
     AZL Dreyfus Premier Small-Cap Value Fund
     AZL Franklin Small Cap Value Fund
     AZL LMP Large Cap Growth Fund
     AZL LMP Small Cap Growth Fund
     AZL NACM International Fund
     AZL Oppenheimer Developing Markets Fund
     AZL Schroder International Small Cap Fund
     AZL TargetPLUS Equity Fund
     AZL Van Kampen Global Real Estate Fund
     AZL Van Kampen Mid Cap Growth Fund


In accordance with Rule 35d-1 under the Investment Company Act of 1940 (the "1940 Act"), each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (exclusive of collateral received in connection with securities lending) in investments of the type suggested by its name. In addition, although it is not reflected in its name, the AZL Jennison 20/20 Focus Fund has adopted a policy to invest at least 80% of its total assets in approximately 40 (which may range up to 45) equity and equity-related securities of companies that the Subadviser believes have strong capital appreciation potential. For this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket. A Fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" policy, which means that it may be changed without the vote of a majority of a Fund's outstanding shares as defined in the 1940 Act. The name of each of these Funds may be changed at any time by a vote of the Trustees. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a Fund of its 80% investment policy.

THE INVESTMENT OBJECTIVE OF EACH FUND, EXCEPT THE AZL MONEY MARKET FUND, MAY BE CHANGED BY THE TRUSTEES WITHOUT SHAREHOLDER APPROVAL.


THE TRUSTEES HAVE AUTHORIZED THE TRUST TO ISSUE TWO CLASSES OF SHARES, CLASS 1 AND CLASS 2, FOR THE FOLLOWING FUNDS: AZL DAVIS NY VENTURE FUND, AZL DREYFUS PREMIER Small CAP VALUE FUND, AZL OPPENHEIMER DEVELOPING MARKETS FUND, AZL OPPENHEIMER GLOBAL FUND, AZL OPPENHEIMER MAIN STREET FUND, AND AZL S&P 500 INDEX FUND (THE "MULTI-CLASS FUNDS"). CLASS 1 AND CLASS 2 SHARES OF THE MULTI-CLASS FUNDS ARE SUBSTANTIALLY IDENTICAL, EXCEPT THAT CLASS 1 SHARES ARE NOT SUBJECT TO A 12B-1 DISTRIBUTION FEE (SEE "DISTRIBUTION (12B-1) FEES" IN THE "SHAREHOLDER INFORMATION" SECTION OF THIS PROSPECTUS), WHILE CLASS 2 SHARES ARE SUBJECT TO A 12B-1 DISTRIBUTION FEE IN THE AMOUNT OF 0.25% OF AVERAGE DAILY NET ASSETS ATTRIBUTABLE TO CLASS 2 SHARES. CURRENTLY, CLASS 2 SHARES ARE ONLY AVAILABLE UNDER VARIABLE ANNUITY CONTRACTS AND VARIABLE LIFE INSURANCE POLICIES THAT OFFER THE MULTI-CLASS FUNDS AS INVESTMENT OPTIONS. BENEFICIAL OWNERSHIP OF CLASS 1 SHARES OF THE MULTI-CLASS FUNDS MAY BE MADE AVAILABLE IN THE FUTURE TO CERTAIN VARIABLE ANNUITY CONTRACT OWNERS AND VARIABLE LIFE INSURANCE POLICY OWNERS IN CONNECTION WITH THE SUBSTITUTION OF CERTAIN FUNDS AS INVESTMENT OPTIONS UNDER THOSE CONTRACTS AND POLICIES. ANY SUCH SUBSTITUTIONS ARE SUBJECT TO PRIOR REGULATORY APPROVAL.

The following is a summary of certain key information that describes each Fund's objectives, principal investment strategies, principal investment risks and certain performance information.


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                                 AZL(SM) AIM BASIC VALUE FUND
--------------------------------------------------------------------------------


RISK/RETURN SUMMARY


AZL(SM) AIM BASIC VALUE FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL AIM Basic Value Fund is long-term growth of capital.


The Fund seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the Subadviser believes to be undervalued in relation to long-term earning power or other factors.

The Fund may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers. The Fund may also invest up to 25% of its total assets in foreign securities.

In selecting investments, the Subadviser seeks to identify those companies whose prospects and growth potential are undervalued by investors and that provide the potential for attractive returns. The Subadviser allocates investments among fixed-income securities based on its views as to the best values then available in the marketplace. The Subadviser considers whether to sell a particular security when any of these factors materially changes.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
O VALUE STOCKS RISK: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.
O CAPITALIZATION RISK: To the extent the Fund invests significantly in Small or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
O INTEREST RATE RISK: Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
O FOREIGN RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."



________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the Statement of Additional Information ("SAI").


--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

-------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                    THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
o   Investing for long-term goals, such as retirement          o   Pursuing an aggressive high growth investment strategy
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
o   Seeking growth of capital                                  o   Seeking a stable share price
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
o   Pursuing an approach to "value" investments in equity      o   Investing emergency reserves
    securities
-------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
                           CALENDAR YEAR TOTAL RETURN




[BAR CHART GRAPHIC - 2003: 33.03%, 2004: 10.84%, 2005: 5.29%, 2006: 12.80%]





      HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
Highest (Q2, 2003)                              20.53%
Lowest (Q1, 2003)                               -6.16%
AVERAGE ANNUAL TOTAL RETURNS
                                            ONE YEAR ENDED
                             INCEPTION      DECEMBER 31, 2006    SINCE INCEPTION
AZL AIM Basic Value Fund     5/1/2002            12.80%               6.42%
Russell 1000 Value Index                         22.25%               11.56%


The Fund's performance is compared to the Russell 1000 Value Index, an unmanaged index that measures performance of certain securities found in the Russell universe with less-than-average growth orientation and low price-to-book and earnings ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee                           .75%
Distribution (12b-1) Fees                .25%
Other Expenses(1)                        .11%
Total Annual Fund Operating Expenses    1.11%
Fee Waiver(2)                           0.00%
Net Annual Fund Operating Expenses(2)   1.11%

(1) Other Expenses have been restated to reflect current expenses.
(2) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS           5 YEARS          10 YEARS
       $113               $353             $612             $1,352



________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                       AZL(SM) AIM INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

AZL(SM) AIM INTERNATIONAL EQUITY FUND


--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL AIM International Equity Fund is to provide long-term growth of capital.


The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of international equity securities whose issuers are considered by the Fund's Subadviser to have strong earnings momentum. The Fund will provide notice to shareholders at least 60 days prior to any change to this policy. The Fund invests in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The Fund will normally invest in companies located in at least four countries outside of the United States, emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin.

At the present time, the Fund's Subadviser intends to invest no more than 20% of the Fund's total assets in foreign companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The Fund may invest up to 20% of its total assets in securities exchangeable for or convertible into marketable equity securities of foreign issuers. The Fund may also invest up to 20% of its total assets in high-grade short-term securities and debt securities, including U.S. Government obligations, investment grade corporate bonds, or taxable municipal securities, whether denominated in U.S. dollars or foreign currencies.

The Subadviser focuses on companies that have experienced above-average, long-term growth in earnings and have strong prospects for future growth. In selecting countries in which the Fund will invest, the Subadviser also considers such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations, and the liquidity of a particular security. The Subadviser considers whether to sell a particular security when any of these factors materially changes.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
O GROWTH STOCKS RISK: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.
O FOREIGN AND EMERGING MARKETS RISK: Because the Fund invests substantially in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.
O INTEREST RATE RISK: Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

-------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                    THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
O   Investing for long-term goals, such as retirement          O   Seeking safety of principal
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
O   Seeking to add an international stock investment to your   O Seeking a stable
    share price portfolio
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
O   Seeking capital appreciation and are willing to accept     O Investing emergency reserves
    the higher volatility associated with investing in
    foreign stocks
-------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


PERFORMANCE BAR CHART AND TABLE
                           CALENDAR YEAR TOTAL RETURN

[BAR CHART GRAPHIC - 2003: 27.14%, 2004 22.13%, 2005: 16.36%, 2006: 27.04%]


         HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
Highest (Q4, 2003)                          14.51%
Lowest (Q1, 2003)                           -5.76%
AVERAGE ANNUAL TOTAL RETURNS

                                                ONE YEAR ENDED
                                    INCEPTION  DECEMBER 31, 2006 SINCE INCEPTION
AZL AIM International Equity Fund   5/1/2002        27.04%             14.39%
MSCI EAFE Index                                     26.34%             15.84%


The Fund's performance is compared to the Morgan Stanley Capital International, Europe, Australasia and Far East (MSCI EAFE) Index, an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table below only reflects Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee                         .90%
Distribution (12b-1) Fees              .25%
Other Expenses(1)                      .24%
Total Annual Fund Operating Expenses  1.39%
Fee Waiver(2)                         0.00%
Net Annual Fund Operating Expenses(2) 1.39%

(1) Other Expenses have been restated to reflect current expenses.
(2) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.45% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS           5 YEARS          10 YEARS
       $142               $440             $761             $1,669


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                             AZL(SM) COLUMBIA TECHNOLOGY FUND
--------------------------------------------------------------------------------

AZL(SM) COLUMBIA TECHNOLOGY FUND


--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Columbia Technology Fund is capital appreciation.

Under normal market conditions, the Fund invests at least 80% of its total net assets, plus any borrowings for investment purposes, in stocks of technology companies that may benefit from technological improvements, advancements or developments, as well as those expected to benefit from their extensive reliance on technology in connection with their operations and services. The Fund will notify shareholders at least 60 days prior to any changes in this policy.


The Fund invests mainly in common stocks of U.S. and foreign technology companies that the Subadviser believes have, or will develop, products, processes or services that will provide significant technological improvements, advances or developments, as well as those expected to benefit from their extensive reliance on technology in connection with their operations and services. The Fund may invest in companies in all stages of corporate development, ranging from new companies developing a promising technology or scientific advancement to established companies with a record of producing breakthrough products and technologies from research and development efforts. The Fund will invest in companies of all sizes, and expects to invest a significant percentage of its assets in Small- and mid-cap companies.

The Fund's current focus includes companies from the following industries:

o biotechnology,
o cable and network broadcasting,
o communications,
o computer hardware,
o computer services and software,
o consumer electronics,
o defense,
o medical devices,
o pharmaceutical, and
o semiconductors.


The Fund may also invest in securities convertible into or exercisable for stock, including preferred stock, warrants and debentures, and certain options and financial futures contracts ("derivatives"). The Fund may also invest in foreign securities, including American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), and NASDAQ-listed foreign securities.

The Fund may engage in active and frequent trading in order to achieve its investment objectives.


The Fund may also invest in other securities for temporary defensive purposes, or when cash is temporarily available. For more information, please see the discussion under the heading "Temporary Defensive Positions" in the section titled "More About the Funds" later in this prospectus.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.

The Fund faces the following general risks:
o MANAGEMENT RISK: The Fund is subject to management risk because its portfolio of securities is actively managed by the Subadviser, and the Subadviser's portfolio management decisions may cause the Fund to underperform other funds with a similar investment objective.
o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

o TECHNOLOGY SECTOR RISK: The value of the Fund's shares is particularly vulnerable to risks affecting technology companies and/or companies having investments in technology. The technology sector historically has had greater stock price fluctuation as compared to the general market. By focusing on the technology sector of the stock market rather than a broad spectrum of companies, the Fund's share price will be particularly sensitive to market and economic events that affect those technology companies. The stock prices of technology companies during the past few years have been highly volatile, largely due to the rapid pace of product change and development within this sector. This phenomenon may also result in future stock price volatility. In addition, technologies that are dependent on consumer demand may be more sensitive to changes in consumer spending patterns. Technology companies focusing on the information and telecommunications sectors may also be subject to international, federal and state regulations and may be adversely affected by changes in those regulations.
o GROWTH STOCKS RISK: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.
o CAPITALIZATION RISK: To the extent that the Fund invests significantly in stocks of Small- or mid-capitalization companies, it will have capitalization risk. These companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices, and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
o FOREIGN RISK: Because the Fund invests substantially in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies.
o INITIAL PUBLIC OFFERINGS RISK: The Fund may invest in initial public offerings (IPOs). By definition, securities issued in IPOs have not traded publicly until the time of their offerings. There may be only a limited number of shares available for trading, the market for those securities may be unseasoned, and the issuer may have a limited operating history. These factors may contribute to price volatility. The limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of them. Many IPOs are by Small- or micro-cap companies that are undercapitalized.
o ILLIQUID AND RESTRICTED SECURITIES RISK: Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly.
o CONVERTIBLE SECURITIES RISK: The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise, and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund.
o DERIVATIVE INSTRUMENTS RISK: The Fund may invest in stock futures and option contracts, which are traditional types of derivative instruments, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007 volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.

o FREQUENT TRADING: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can adversely affect the Fund's performance.

For more information about Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

----------------------------------------------------------------- ---------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                       THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
----------------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------
O   Investing for long-term goals, such as retirement             O   Needing current income
----------------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------
O   Seeking long-term capital appreciation                        O   Seeking safety of principal
----------------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------
O   Willing to assume the greater risks of share price
    fluctuations that are typical for an aggressive growth fund focusing on the stocks of emerging technology companies
----------------------------------------------------------------- ---------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION*
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
                           CALENDAR YEAR TOTAL RETURN



[BAR CHART GRAPHIC - 2002:-41.13%, 2003: 41.96%, 2004: -4.33%, 2005: 0.70%,
                     2006: 2.56%]



* Prior to July 6, 2006, this Fund was subadvised by OppenheimerFunds, Inc. and was known as AZL Oppenheimer Emerging Technologies Fund.



________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
Highest (Q2, 2003)                             18.56%
Lowest (Q3, 2002)                             -26.82%




AVERAGE ANNUAL TOTAL RETURNS
                                                      INCEPTION     ONE YEAR ENDED      FIVE YEARS ENDED         SINCE
                                                                   DECEMBER 31, 2006    DECEMBER 31, 2006      INCEPTION
AZL Columbia Technology Fund                          11/5/2001          2.56%               -3.76%             -2.25%
S&P 500 Index                                                           15.79%                6.19%              7.22%
Merrill Lynch 100 Technology Index                                      10.75%                4.39%              7.77%
S&P 500 Technology Hardware and Equipment Index                         15.45%                2.46%              5.16%

Based upon the recommendation of the Manager, the Fund changed its comparative market index to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500(R) Index") from the Merrill Lynch 100 Technology Index effective May 1, 2007. The Fund had previously changed its comparitive market index from the S&P 500 Technology Hardware and Equipment Index to the Merrill Lynch 100 Technology Index effective July 7, 2006. A comparison of the Fund's performance to each replaced index will be provided for one year following its replacement.

The S&P 500(R) Index, and unmanaged index that consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table below only reflects Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee                         .82%
Distribution (12b-1) Fees              .25%
Other Expenses(1)                      .16%
Total Annual Fund Operating Expenses  1.23%
Fee Waiver(2)                         0.00%
Net Annual Fund Operating Expenses(2) 1.23%

(1) Other Expenses have been restated to reflect current expenses.
(2) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.35% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS           5 YEARS          10 YEARS
       $125               $390             $676             $1,489



________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                                AZL(SM) DAVIS NY VENTURE FUND
--------------------------------------------------------------------------------


AZL(SM) DAVIS NY VENTURE FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Davis NY Venture Fund is long-term growth of capital.


Under normal circumstances, the Fund invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. The Subadviser tries to identify businesses that possess characteristics it believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. The Subadviser aims to invest in such businesses when they are trading at a discount to their intrinsic worth.

The Subadviser selects companies with the intention of owning their stocks for the long term. The Fund has the ability to invest a limited portion of its assets in companies of any size, to invest in foreign securities, and to invest in non-equity securities. The Subadviser considers selling securities if it believes the stock's market price exceeds the Subadviser's estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


-------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
O HEADLINE RISK: The Subadviser seeks to acquire companies with expanding earnings at value prices. They may make such investments when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future. While the Subadviser researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover.
O FOREIGN AND EMERGING MARKETS RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading market and practices and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.
O INDUSTRY SECTOR RISK: At times, the Fund may invest a significant portion of its assets in the securities of companies involved in the financial services sector. By focusing on a particular sector from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors. Financial services companies are subject to extensive government regulation, which may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock price is especially sensitive to interest rate changes throughout the world, as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

-------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                    THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
O   Seeking long-term growth of capital                        O   Worried about the possibility of sharp price swings
                                                                   and dramatic market declines
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
O More comfortable with established, well-known companies      O   Interested in earning current income
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
O   Investing for the long term                                O   Investing for the short term
-------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, 5 years, and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE (CLASS 2 SHARES)
Performance information is presented for Class 2 shares only because Class 1 shares had not commenced operations as of December 31, 2006.

                           CALENDAR YEAR TOTAL RETURN




[BAR CHART GRAPHIC - 2002: -24.18, 2003: 29.43%, 2004: 10.56%, 2005: 9.68%,
                     2006: 13.91%]


    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
Highest (Q2, 2003)                             16.61%
Lowest (Q3, 2002)                             -17.49%



________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007



AVERAGE ANNUAL TOTAL RETURNS
                                                             ONE YEAR ENDED       FIVE YEARS ENDED           SINCE
                                             INCEPTION     DECEMBER 31, 2006     DECEMBER 31, 2006         INCEPTION
AZL Davis NY Venture Fund (Class 2)          11/5/2001           13.91%                6.27%                 7.02%
Russell 1000 Value Index                                         22.25%                10.86%               11.84%


The performance of Class 2 shares of the Fund is compared to the Russell 1000 Value Index, an unmanaged index that measures the performance of the certain securities found in the Russell universe with less-than-average growth orientation and low price-to-book and earnings ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided by the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


                                                   CLASS 1         CLASS 2
Management Fee                                        .75%            .75%
Distribution (12b-1) Fees                             .00%            .25%
Other Expenses(1)                                     .10%            .10%
Total Annual Fund Operating Expenses                 0.85%           1.10%
Fee Waiver(2)                                        0.00%           0.00%
Net Annual Fund Operating Expenses(2)                0.85%           1.10%


(1) Other Expenses have been restated to reflect current expenses.
(2) The Manager and the Fund have entered into a written contract limiting operating expenses of Class 1 shares to 0.95% and Class 2 shares to 1.20% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


                   1 YEAR           3 YEARS          5 YEARS           10 YEARS
     CLASS 1        $87              $271              $471             $1,049
     CLASS 2        $112             $350              $606             $1,340



________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                  AZL(SM) DREYFUS FOUNDERS EQUITY GROWTH FUND
--------------------------------------------------------------------------------

AZL(SM) DREYFUS FOUNDERS EQUITY GROWTH FUND


--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Dreyfus Founders Equity Growth Fund is long-term growth of capital and income.

To pursue this goal the Fund invests primarily in common stocks of large, well-established and mature companies. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks that are included in a widely recognized index of stock market performance. While a significant portion of these stocks normally would be expected to pay regular dividends, it may invest in non-dividend paying companies if they offer better prospects for capital appreciation. The Fund will provide notice to shareholders at least 60 days prior to any change in this large capitalization policy. The Fund defines large capitalization as companies with market capitalizations within the range of the Russell 1000 Growth Index, which is the large cap Russell index used by the Fund for comparative purposes. At times, the Fund may overweight or underweight certain industry sectors relative to its benchmark index. The Fund may also invest up to 30% of its total assets in foreign securities. The Fund will not invest more than 5% of its net assets in bonds, debentures, convertible securities, and corporate obligations rated below investment grade.


The Subadviser uses a "growth style" of investing. The Subadviser uses a consistent, bottom-up approach to build equity portfolios, searching for companies across all industries whose fundamental strengths may lead to superior earnings growth over time. Using this disciplined, hands-on approach, the Subadviser looks for both domestic and foreign companies having some or all of the following characteristics:

O Demonstrated, sustainable growth that is faster than their peers
O Strong management team
O Superior products or services with leading market positions and growing brand identities
O Financial, marketing, and operating strength


The Fund may engage in active and frequent trading in order to achieve its investment objectives.


For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
O GROWTH STOCKS RISK: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market such investments will be more sensitive to market, political, regulatory, and economic factors affecting those sectors.
O INDUSTRY SECTOR RISK: At times, the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

O FOREIGN RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading market and practices and trading in different currencies.
O FREQUENT TRADING: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can adversely affect the Fund's performance.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

-------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                    THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
O   Investing for long-term goals, such as retirement          O   Seeking safety of principal
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
O   Seeking income and growth of capital                       o   Investing for the short-term or investing emergency
                                                                   reserves
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
O   Seeking to add a large capitalization component to your
    portfolio
-------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, 5 years, and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
                           CALENDAR YEAR TOTAL RETURN



[BAR CHART GRAPHIC - 2002: -30.70%, 2003: 24.25%, 2004: 7.72%, 2005: 4.56%,
                     2006: 12.93%]


       HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
Highest (Q2, 2003)                              12.08%
Lowest (Q2, 2002)                              -16.12%



________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

AVERAGE ANNUAL TOTAL RETURNS
                                                               ONE YEAR ENDED      FIVE YEARS ENDED
                                               INCEPTION      DECEMBER 31, 2006    DECEMBER 31, 2006    SINCE INCEPTION
AZL Dreyfus Founders Equity Growth Fund        11/5/2001           12.93%                1.83%               2.84%
Russell 1000 Growth Index                                           9.07%                2.69%               3.88%


The Fund's performance is compared to the Russell 1000 Growth Index, an unmanaged index that measures performance of individual securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table below only reflects Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee                                                      .79%
Distribution (12b-1) Fees                                           .25%
Other Expenses                                                      .16%
Total Annual Fund Operating Expenses                               1.20%
Fee Waiver(1)                                                      0.00%
Net Annual Fund Operating Expenses(1)                              1.20%


(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS           5 YEARS          10 YEARS
       $122               $381             $660             $1,455


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY               AZL(SM) DREYFUS PREMIER SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

AZL(SM) DREYFUS PREMIER SMALL CAP VALUE FUND


--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The AZL Dreyfus Premier Small Cap Value Fund seeks investment returns that are consistently superior to the Russell 2000(R) Value Index.


The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of Small U.S. companies. The Fund will provide notice to shareholders at least 60 days prior to any change in this policy.

Smaller companies are generally newer and often entrepreneurial companies with market capitalizations ranging between $100 million and $3 billion at the time of purchase. This range may fluctuate depending on changes in the value of the stock market as a whole. The Subadviser uses a disciplined process that combines computer modeling techniques, fundamental analysis and risk management to select undervalued stocks for the Fund. In selecting securities, the Subadviser uses a computer model to identify and rank undervalued stocks. Undervalued stocks are normally characterized by relatively low price-to-earnings and low price-to-book ratios. The model analyzes how a stock is priced relative to its perceived intrinsic value. Then, based on fundamental analysis, the Subadviser generally selects the most attractive of the higher ranked securities, drawing on a variety of sources, including Wall Street research. The Fund's portfolio is constructed so that its sector weightings and risk characteristics are substantially similar to those of the Russell 2000 Value Index.


The Fund may invest in securities issued in initial public offerings (IPOs). The Fund may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, or as a hedging strategy.


At times the Fund may engage in short-term trading, which could produce higher transaction costs.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
O VALUE STOCKS RISK: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.
O CAPITALIZATION RISK: Small-cap companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices, and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices. The shares of Smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of Smaller companies' securities and the Fund's ability to sell them when the portfolio manager deems it appropriate. These companies may have limited product lines, markets and/or financial resources, or may depend on a limited management group. Some of the Fund's investments will rise and fall based on investor perception rather than economic factors. Other investments, including special situations, are made in anticipation of future products and services or events whose delay or cancellation could cause the stock price to drop.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

O DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.
O STOCK SELECTION RISK: Although the Fund seeks to manage risk by broadly diversifying among industries and by maintaining a risk profile similar to the Russell 2000 Value Index, the Fund holds fewer securities than the index. Owning fewer securities and the ability to purchase companies not listed in the index can cause the Fund to underperform the index.
O ISSUER RISK: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's products or services.
O INITIAL PUBLIC OFFERINGS RISK: The Fund may purchase securities of companies in initial public offerings (IPOs).The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the Fund's performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.


o FREQUENT TRADING: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can adversely affect the Fund's performance.


For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Investing for long-term goals, such as retirement           O   Seeking to avoid market risk and volatility
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking long-term growth of capital                         O   Unwilling to accept the greater risks associated with
                                                                    Small capitalization companies
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Willing to accept the risk associated with investing in     O Investing for the short-term or investing emergency
    undervalued Smaller-capitalization stocks for the             reserves
    potential reward of greater capital appreciation
--------------------------------------------------------------- ------------------------------------------------------------

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE (CLASS 2 SHARES)
Performance information is presented for Class 2 shares only because Class 1 shares had not commenced operations as of December 31, 2006.


                           CALENDAR YEAR TOTAL RETURN



[BAR CHART GRAPHIC - 2005: 3.39%, 2006: 13.40%]




     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
Highest (Q1, 2006)                             10.41%
Lowest (Q2, 2006)                              -4.12%

AVERAGE ANNUAL TOTAL RETURNS
                                                                    ONE YEAR ENDED              SINCE
                                                   INCEPTION      DECEMBER 31, 2006           INCEPTION
AZL Dreyfus Premier Small Cap Value Fund (Class 2)  5/3/2004            13.40%                  14.27%
Russell 2000 Value Index                                                23.48%                  18.11%


The performance of Class 2 shares of the Fund is compared to the Russell 2000 Value Index, an unmanaged index that represents the performance of certain securities found in the Russell universe with low price-to-book and earnings ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


                                                     CLASS 1   CLASS 2
Management Fee(1)                                       .90%      .90%
Distribution (12b-1) Fees                               .00%      .25%
Other Expenses(2)                                       .13%      .13%
Total Annual Fund Operating Expenses                   1.03%     1.28%
Fee Waiver(3)                                          0.00%     0.00%
Net Annual Fund Operating Expenses(1),(3)              1.03%     1.28%

(1) The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.85% through April 30, 2008. If this voluntary fee reduction were reflected in the table, the Net Annual Operating Expenses would be 0.98% for Class 1 shares and 1.23% for Class 2 shares.
(2) Other Expenses have been restated to reflect current expenses.
(3) The Manager and the Fund have entered into a written contract limiting operating expenses of Class 1 shares to 1.10% and Class to shares to 1.35% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


                         1 YEAR        3 YEARS       5 YEARS      10 YEARS
     CLASS 1              $105          $328           $569        $1,259
     CLASS 2              $130          $406           $702        $1,545


--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                  AZL(SM) FIRST TRUST TARGET DOUBLE PLAY FUND
--------------------------------------------------------------------------------

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

AZL(SM) FIRST TRUST TARGET DOUBLE PLAY FUND


--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL First Trust Target Double Play Fund is total return.

The Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on two separate strategies. Approximately one-half of the common stocks in the Fund's portfolio are selected using The Dow(R) Target Dividend Strategy, and the other one-half are selected using the Value Line(R) Target 25 Strategy. While both of these strategies seek to provide above-average total return, each strategy follows a different principal investment strategy. Because different investments often react differently to economic and market changes, diversifying among investments that have a low correlation to each other has the potential to enhance returns and help reduce overall investment risk. The Fund's investment model has been developed to achieve this kind of diversification.

The securities for each strategy are selected only once annually on or about the last business day before each Stock Selection Date. The "Stock Selection Date" will be on or about December 1 of each year. First Trust Advisors L.P. ("First Trust") serves as the Fund's Subadviser for both strategies and generally follows a buy and hold strategy, trading as soon as practicable to the Stock Selection Date and/or when required by cash flow activity in the Fund. First Trust may also trade because of mergers and acquisitions if the original stock is not the surviving company and to reinvest dividends.


Between Stock Selection Dates, when cash inflows and outflows require, the Fund purchases and sells common stocks for each of the two strategies according to the approximate current percentage relationship among the shares of the stocks.


Certain provisions of the 1940 Act, as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected through application of the investment strategy described above, First Trust will depart from the Fund's investment strategy in order to comply with this limitation. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the investment strategy.


The performance of the Fund will depend on First Trust's ability to effectively implement the investment strategies of the Fund and also on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE DOW(R) TARGET DIVIDEND STRATEGY
This investment strategy looks for common stocks issued by companies that are expected to provide income and have the potential for capital appreciation. The Dow(R) Target Dividend Strategy seeks to achieve its objective by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend Index(SM) that have the best overall ranking on both the change in return on assets over the last 12 months and price-to-book ratio.

First Trust selects the common stocks of the 20 companies in the following manner:


o Starting with the 100 stocks in the Dow Jones Select Dividend Index(SM), First Trust ranks the stocks from best (1) to worst (100) based on two factors:
    o Greatest change in return on assets over the last 12 months. An increase in return on assets generally indicates improving business fundamentals.
    o Price-to-book ratio. A lower, but positive, price-to-book ratio is generally used as an indication of value.
o First Trust then selects an approximately equally-weighted portfolio of the 20 stocks with the best overall ranking on the two factors.


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

VALUE LINE(R) TARGET 25 STRATEGY
The Value Line(R) Target 25 Strategy seeks to achieve its objective by investing in 25 of the 100 stocks to which Value Line(R) gives a #1 ranking for "TimelinessTM" based on the Value Line Investment Survey(R). The 25 stocks are selected on the basis of certain positive financial attributes. Value Line(R) ranks approximately 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges. Of these approximately 1,700 stocks, only 100 are given their #1 ranking for TimelinessTM, which reflects Value Line's view of their probable price performance during the next six to 12 months relative to the others. Value Line(R) bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are selected annually from the 100 stocks with the #1 ranking on or about the last business day before each Stock Selection Date.

Companies that, as of the Stock Selection Date, Value Line(R) has announced will be removed from Value Line's #1 ranking for TimelinessTM will be removed from the universe of securities from which stocks are selected for the Fund.

First Trust selects the common stocks of the 25 companies in the following manner:
o Starting with the 100 stocks to which Value Line(R) gives the #1 ranking for Timeliness(TM), First Trust removes from consideration the stocks of companies considered to be financial companies and the stocks of companies whose shares are not listed on a U.S. securities exchange.

o First Trust then ranks the remaining stocks from best (1) to worst (100) on the following four factors:



    o   6-month price appreciation, and
    o   12-month price appreciation, and
    o   Return on assets, and
    o   Price to cash flow.

o The First Trust adds up the numerical ranks achieved by each company in the above steps and selects the 25 stocks with the lowest sums.

The selected stocks are weighted by market capitalization subject to the restriction that no stock will comprise less than approximately 1% or more than 7.5% of the Value Line(R) Target 25 Strategy portion of the portfolio on or about the Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.



-------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. A variety of factors may influence its investment performance, such as:

O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.
O LIMITED MANAGEMENT RISK: The Fund's strategy of investing in companies according to criteria determined on or about the last business day before each Stock Selection Date prevents the Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Fund from taking advantage of opportunities available to other funds.
O INVESTMENT STRATEGY RISK: Investment strategy risk is the chance that Subadviser's strategies for selecting securities for the Fund's portfolio will cause the Fund to underperform other funds with similar investment objectives. One of the Fund's principal investment strategies involves selecting common stocks of companies that have experienced certain rate of growth in return on assets and a lower, but positive price-to-book ratio. There can be no assurance that the companies whose stocks are selected for the Fund's portfolio using this strategy will continue to experience continued growth in return on assets. The other principal investment strategy involves ranking and selecting stocks based on their prospective price performance. There can be no assurance that the companies whose stocks are selected for the Fund's portfolio using this strategy will actually perform better than other stocks.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

O FOREIGN RISK: Because the Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.
O CURRENCY RISK: The value of the Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar value because of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.


O CONCENTRATION RISK. The Fund invests in a limited number of securities, and the securities selected for the strategies used to manage this Fund may be issued by companies concentrated in particular industries, including consumer products and technology. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Fund invests may be more volatile and subject to greater risk of adverse developments that may affect many of the companies in which the Fund invests, than a mixture of stocks of companies from a wide variety of industries. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.


O Small CAPITALIZATION RISK: Investing in Small-capitalization companies may present additional risk because such companies have less predictable earning or no earnings, more volatile share prices, and less liquid securities than large-capitalization companies. Small-capitalization companies may live limited product lines or service offerings, shorter operating histories, less experienced management, and more limited financial resources than larger companies. Small-cap stocks may not be widely followed by the investment community, resulting in less demand and lower trading volumes.


O NON-DIVERSIFICATION: The Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.
O DIVIDENDS. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that if declared, they will either remain at current levels or increase over time.
O LICENSE TERMINATION RISK. The Fund relies on licenses from third parties granted to First Trust that permit the use of the intellectual property of such parties in connection with the investment strategies of the Fund. Such licenses may be terminated by the licensors, and as a result, the Fund may lose its ability to use the licensed name as a part of the name of the Fund or to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the Fund may have to change its investment strategies.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

-------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                    THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
o   Investing for long-term goals, such as retirement          o   Looking primarily for regular income
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
o   Seeking long-term growth of capital                        o   Seeking safety of principal
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
o   More comfortable with established, well-known companies
-------------------------------------------------------------- ------------------------------------------------------------

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on December 27, 2006.


--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee(1)                                                  0.60%
Distribution (12b-1) Fees                                          0.25%
Other Expenses                                                     0.12%
Total Annual Fund Operating Expenses                               0.97%
Fee Waiver(2)                                                      0.18%
Net Annual Fund Operating Expenses(2)                              0.79%


(1) The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.45% through April 30, 2008.
(2) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to 0.79% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS
       $81                $291



________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                        AZL(SM) FRANKLIN SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

AZL(SM) FRANKLIN SMALL CAP VALUE FUND


--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Franklin Small Cap Value Fund is long-term total return.


The Fund seeks to achieve its objective by normally investing at least 80% of its net assets, plus any borrowings for investment purposes, in investments of Small capitalization companies. Small capitalization companies are companies with market capitalizations similar to those that comprise the Russell 2500TM Index at the time of purchase. The Fund will provide notice to shareholders at least 60 days prior to any change to this policy.


The Fund invests in equity securities that the Subadviser believes are currently undervalued and have the potential for capital appreciation. Common stocks, preferred stocks, and convertible securities are examples of equity securities. In choosing investments that are undervalued, the Fund's Subadviser focuses on companies that have one or more of the following characteristics:


O Stock prices that are low relative to current, or historical or future earnings, book value, cash flow, or sales - all relative to the market, a company's industry or a company's earnings growth;

O Recent sharp price declines (fallen angels) but still have growth potential in the Subadviser's opinion;

O Valuable intangibles not reflected in the stock price such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks.

A stock price is undervalued when it is less than the price at which the Subadviser believes it would trade if the market reflected all factors relating to the company's worth. The Subadviser may consider a company to be undervalued in the marketplace relative to its underlying asset values because of overreaction by investors to unfavorable news about a company, an industry or the stock market in general, or as a result of a market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company. The types of companies the Fund may invest in include those that are attempting to recover from business setbacks or adverse events (turnarounds) or cyclical downturns.

In addition to price, the Fund, in choosing an investment, may consider a variety of other factors that may identify the issuer as a potential turnaround candidate or takeover target, such as ownership of valuable franchises, trademarks or trade names, control of distribution networks and market share for particular products. Purchase decisions may also be influenced by income, company buy-backs, and insider purchases and sales.


The Fund may invest a significant portion of its assets in the financial services sector. The Fund currently intends to limit its investments in foreign securities to no more than 15% of its total assets. The Fund may hold up to 15% of its net assets in illiquid securities.


For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.

The Fund faces the following general risks:

O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

O VALUE STOCKS RISK: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.
O FOREIGN AND EMERGING MARKETS RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading market and practices and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.
O CAPITALIZATION RISK: Because the Fund invests significantly in Small-cap companies, it has capitalization risk. These companies may present additional risk because they may have less predictable earnings or no earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
O INDUSTRY SECTOR RISK: At times, the Fund may invest a significant portion of its assets in the securities of companies involved in the financial services sector. By focusing on a particular sector from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors. Financial services companies are subject to extensive government regulation, which may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock price is especially sensitive to interest rate changes throughout the world, as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.
O ILLIQUID AND RESTRICTED SECURITIES: Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

-------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                    THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
O   Investing for long-term goals, such as retirement          o   Seeking to avoid market risk and volatility
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
O   Seeking long-term growth of capital                        o   Investing for the short-term or investing emergency
                                                                   reserves
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
O   Willing to accept the additional risk associated with
    investing in undervalued Small capitalization securities
    for the potential reward of greater capital appreciation
-------------------------------------------------------------- ------------------------------------------------------------

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
                           CALENDAR YEAR TOTAL RETURN



[BAR CHART GRAPHIC - 2004:23.10%, 2005: 7.03%, 2006:15.41%]


      HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
Highest (Q1, 2006)                              11.85%
Lowest (Q2, 2006)                               -2.59%
AVERAGE ANNUAL TOTAL RETURNS
                                                    ONE YEAR ENDED      SINCE
                                      INCEPTION   DECEMBER 31, 2006   INCEPTION
AZL Franklin Small Cap Value Fund    05/01/2003         15.41%          20.00%
Russell 2000 Value Index                                23.48%          24.32%


The Fund's performance is compared to the Russell 2000 Value Index, an unmanaged index that represents the performance of certain securities found in the Russell universe with low price-to-book and earnings ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee                                                      .75%
Distribution (12b-1) Fees                                           .25%
Other Expenses                                                      .09%
Total Annual Fund Operating Expenses                               1.09%
Fee Waiver(1)                                                      0.00%
Net Annual Fund Operating Expenses(1)                              1.09%


(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.35% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS           5 YEARS          10 YEARS
       $111               $347             $601             $1,329


--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                           AZL(SM) JENNISON 20/20 FOCUS FUND
--------------------------------------------------------------------------------

AZL(SM) JENNISON 20/20 FOCUS FUND


--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Jennison 20/20 Focus Fund is long-term growth of capital. This means that the Subadviser seeks investments whose prices will increase over several years.


The Fund normally invests at least 80% of its total assets in approximately 40 (which may range up to 45) equity and equity-related securities of companies that the Subadviser believes have strong capital appreciation potential. The Fund's strategy is to combine the efforts of two portfolio managers with different styles and to invest in stocks in which the portfolio managers have a high level of conviction for outperformance in the intermediate and long term with limited downside potential in the short term. The Fund's growth portfolio manager invests in companies that exceed $1 billion in market capitalization at the time of investment which are experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity and a strong balance sheet. These companies generally trade at high prices relative to their current earnings. The Fund's value portfolio manager invests in companies that exceed $1 billion in market capitalization at the time of investment which are selling at a price that is low relative to a company's earnings, assets, cash flow and dividends.


The Fund primarily invests in common stocks, nonconvertible preferred stocks and convertible securities. Equity-related securities in which the Fund also invests include ADRs; warrants and rights that can be exercised to obtain stock; investments in various types of business ventures, including partnerships and joint ventures; securities of real estate investment trusts ("REITs"); and similar securities. Convertible securities are securities - like bonds, corporate notes and preferred stocks - that the Subadviser can convert into the company's common stock, cash value of common stock, or some other equity security. The Subadviser may buy common stocks of companies of every size - Small-, medium- and large-capitalization - although the Fund's investments are mostly in medium- and large-capitalization stocks.


Over the long term, there will be an approximately equal division of the Fund's assets between the two portfolio managers. All daily cash inflows (that is, purchases and reinvested distributions) and outflows (that is, redemptions and expense items) will be divided between the two portfolio managers as the Subadviser deems appropriate. There will be a periodic rebalancing of each segment's assets to take account of market fluctuations in order to maintain the appropriate allocation. As a consequence, the Subadviser may reallocate assets from the portfolio segment that has appreciated more to the other segment.

The Fund engages in active and frequent trading in order to achieve its investment objectives.

Reallocations may result in additional costs since sales of securities will result in higher portfolio turnover. Also, because each portfolio manager selects portfolio securities independently, it is possible that a security held by one portfolio segment may also be held by the other portfolio segment of the Fund or that the two portfolio managers may simultaneously favor the same industry. In addition, if one portfolio manager buys a security as the other portfolio manager sells it, the net position of the Fund in the security may be approximately the same as it would have been with a single portfolio and no such sale and purchase, but the Fund will have incurred additional costs. The Subadviser will consider the timing of any reallocations based upon the best interests of the Fund and its shareholders. To maintain the Fund's federal income tax status as a regulated investment company, the Subadviser also may have to sell securities on a periodic basis and the Fund could realize capital gains that would not have otherwise occurred.

In addition to the principal strategies, the Fund may also use the following investments and strategies to try to increase the Fund's returns or protect its assets if market conditions warrant: foreign securities, money market instruments, repurchase agreements, REITs, initial public offerings U.S. Government Securities, derivatives and short sales. The Fund may hold up to 15% of its net assets in illiquid securities.

The Subadviser considers selling or reducing a stock position when, in the opinion of the portfolio manager, the stock has an unfavorable change in fundamentals; valuation is realized or exceeded; a relatively more attractive stock emerges; or the stock has experienced adverse price movement.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.

The Fund faces the following general risks:

O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
O FOCUSED INVESTMENT RISK: Focusing investments in a Small number of issuers, industries, or regions increases risk. Funds that invest in a relatively Small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political, or regulatory occurrence may have a greater impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks. The Fund may from time to time have greater risk if it invests a substantial portion of its assets in companies in related industries, such as technology or financial and business services, that may share common characteristics and are often subject to similar business risks and regulatory burdens. The securities of companies in similar industries may react similarly to economic, market, political, or other developments.
O VALUE STOCKS RISK: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.
O GROWTH STOCKS RISK: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock markets. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earning disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.
O INITIAL PUBLIC OFFERINGS RISK: The Fund may invest in initial public offerings (IPOs). By definition, securities issued in IPOs have not traded publicly until the time of their offerings. There may only be a limited number of shares available for trading, the market for those securities may be unseasoned, and the issuer may have a limited operating history. These factors may contribute to price volatility. The limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental-stage companies, without revenues or operating income, or the near-term prospects of them. Many IPOs are by Small- or micro-cap companies that are undercapitalized.
O FREQUENT TRADING: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can adversely affect the Fund's performance.
O FOREIGN RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading market and practices and trading in different currencies.


o CONVERTIBLE SECURITIES RISK: The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise, and rise if market interest rates fall. Additionally, an issuer may


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007 have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund.
O DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.
O REAL ESTATE INVESTMENTS RISK: The performance of real estate investments (REITs) depends on the strength of real estate markets, REIT management and property management which can be affected by many factors, including national and regional economic conditions.
O CREDIT RISK: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.
O INTEREST RATE RISK: Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
O ILLIQUID AND RESTRICTED SECURITIES: Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

-------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                    THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
O   Investing for long-term goals, such as retirement          O   Seeking a stable share price
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
O   Seeking to invest in companies with strong capital         O   Investing emergency reserves
    appreciation potential
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
O   Able to withstand volatility in the value of your          O   Looking primarily for income
    investment
-------------------------------------------------------------- ------------------------------------------------------------

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
                           CALENDAR YEAR TOTAL RETURN



[BAR CHART GRAPHIC - 2006: 12.79%]



        HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)


Highest (Q4, 2006)                              6.18%
Lowest (Q2, 2006)                               -3.18%
AVERAGE ANNUAL TOTAL RETURNS
                                                   ONE YEAR ENDED       SINCE
                                   INCEPTION     DECEMBER 31, 2006    INCEPTION
AZL Jennison 20/20 Focus Fund       4/29/05            12.79%           21.96%
S&P 500 Index                                          15.79%           15.17%


The Fund's performance is compared to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500(R) Index"), an unmanaged index that consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.



________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table below only reflects Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee(1)                                                   .75%
Distribution (12b-1) Fees                                           .25%
Other Expenses                                                      .10%
Total Annual Fund Operating Expenses                               1.10%
Fee Waiver(2)                                                      0.00%
Net Annual Fund Operating Expenses(1),(2)                          1.10%

(1) The management fee has been restated to reflect current fees. Effective May 1, 2007, the Manager reduced its management fee from 0.80% to 0.75%. The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.70% on assets over $100 million through April 30, 2008. If this voluntary fee reduction were reflected in the table, the Net Annual Operating Expenses would be lower.
(2) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS           5 YEARS          10 YEARS
       $112               $350             $606             $1,340


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                                 AZL(SM) JENNISON GROWTH FUND
--------------------------------------------------------------------------------

AZL(SM) JENNISON GROWTH FUND


--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Jennison Growth Fund is long-term growth of capital. This means that the Subadviser seeks investments whose price will increase over the long term.

The Fund normally invests at least 65% of its total assets in equity and equity-related securities of companies that exceed $1 billion in market capitalization at the time of investment and that the Subadviser believes have above-average growth prospects. These companies are generally considered medium- to large-capitalization companies. In deciding which stocks to buy, the Subadviser uses what is known as a "growth" investment style. This means that the Fund invests in stocks that the Subadviser believes could experience superior sales or earnings growth, or high returns on equity and assets. The Subadviser follows a highly disciplined investment selection and management process of identifying companies that show superior absolute and relative earnings growth and also are believed to be attractively valued. Earnings predictability and confidence in earnings forecasts are important parts of the selection process. Securities in which the Fund invests have historically been more volatile than the S&P 500(R) Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500(R) company tend to reinvest their earnings rather than distribute them, so the Fund is not likely to receive significant dividend income on its portfolio securities.

In addition to common stocks, non-convertible preferred stocks and convertible securities, equity-related securities in which the Fund invests include ADRs; warrants and rights that can be exercised to obtain stock; investments in various types of business ventures, including partnerships and joint ventures; REITs and similar securities. Convertible securities are securities - like bonds, corporate notes and preferred stocks - that can be converted into the company's common stock, cash value of common stock, or some other equity security. The Fund may also invest in securities of foreign and emerging markets. In addition, the Fund may engage in short sales. The Fund may hold up to 15% of its net assets in illiquid securities.


The Subadviser considers selling or reducing a stock position when, in the opinion of the Subadviser, the stock has experienced a fundamental disappointment in earnings; it has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; a relatively more attractive stock emerges; or the stock has experienced adverse price movement. For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

The Fund engages in active and frequent trading in order to achieve its investment objectives.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.

The Fund faces the following general risks:
O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stock markets are volatile. Securities that the Fund invests in have historically been more volatile than the S&P 500(R) Index and may present above-average risks. This means that when stock prices decline overall, the Fund may decline more than the S&P 500(R) Index. In addition, different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
O FREQUENT TRADING: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can adversely affect the Fund's performance.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

O GROWTH STOCKS RISK: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock markets. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.
O FOREIGN AND EMERGING MARKETS RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include risks related to different accounting, legal and disclosure standards, different trading market and practices and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.
O SHORT SALES RISK: The Fund may engage in short sales. This strategy may magnify underlying investment losses. In addition, investment costs may exceed potential underlying investment gains. Short sales "against the box" give up the opportunity for capital appreciation in the security.
O DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.


O CONVERTIBLE SECURITIES RISK: The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise, and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund.


O ILLIQUID AND RESTRICTED SECURITIES RISK: Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly.
O REAL ESTATE INVESTMENTS RISK: The performance of real estate investments (REIT's) depends on the strength of real estate markets, REIT management and property management which can be affected by many factors, including national and regional economic conditions.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

-------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                    THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
O   Seeking capital growth over the long term                  O   Seeking safety of principal
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
O   Investing for long-term goals, such as retirement          O   Investing for the short term or investing emergency
                                                                   reserves
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
O Can withstand volatility in the value of your investment O Looking primarily for regular income
-------------------------------------------------------------- ------------------------------------------------------------

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
                           CALENDAR YEAR TOTAL RETURN


[BAR CHART GRAPHIC: 2006: 1.57%]



      HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)


Highest (Q3, 2006)                              4.52%
Lowest (Q2, 2006)                              -7.54%
AVERAGE ANNUAL TOTAL RETURNS
                                               ONE YEAR ENDED       SINCE
                                INCEPTION    DECEMBER 31, 2006    INCEPTION
AZL Jennison Growth Fund         4/29/05           1.57%            13.00%
Russell 1000 Growth Index                          9.07%            12.69%


The Fund's performance is compared to the Russell 1000 Growth Index, an unmanaged index that measures performance of individual securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table below only reflects Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee                                                      .80%
Distribution (12b-1) Fees                                           .25%
Other Expenses                                                      .15%
Total Annual Fund Operating Expenses                               1.20%
Fee Waiver(1)                                                      0.00%
Net Annual Fund Operating Expenses(1)                              1.20%


(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.



--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

      1 YEAR            3 YEARS           5 YEARS          10 YEARS
       $122               $381             $660             $1,455


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                               AZL(SM) LEGG MASON GROWTH FUND
--------------------------------------------------------------------------------

AZL(SM) LEGG MASON GROWTH FUND


--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Legg Mason Growth Fund is maximum long-term capital appreciation with minimum long-term risk to principal.


The Fund invests primarily in common stocks or securities convertible into or exchangeable for common stock. The Subadviser currently anticipates that the Fund will not invest more than 25% of its total assets in foreign securities.

The Fund seeks to invest in companies that, in the Subadviser's opinion, are undervalued at the time of purchase. The selection of common stocks will be made through a process whereby companies are identified and selected as eligible investments by examining all fundamental quantitative and qualitative aspects of the company, its management and its financial position as compared to its stock price. This is a bottom up, fundamental method of analysis. The Subadviser's investment strategy is based on the principle that a shareholder's return from owning a stock is ultimately determined by the fundamental economics of the underlying business. The Subadviser believes that investors should focus on the long-term economic progress of the investment and disregard short-term nuances.


The portfolio manager sells securities when they have realized what the portfolio manager believes is their potential value or when the Subadviser believes that they are not likely to achieve that value in a reasonable period of time.



The Fund may engage in active and frequent trading in order to achieve its investment objectives.


For temporary defensive purposes, the Fund may invest up to 100% of its assets in short-term U.S. Government securities, bank certificates of deposit, prime commercial paper and other high quality short-term fixed-income securities and repurchase agreements with respect to those securities. In addition, the Fund may hold cash reserves, when necessary, for anticipated securities purchases, shareholder redemptions or temporarily during periods when the Subadviser believes prevailing market conditions call for a defensive posture. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.

The Fund faces the following general risks:
O NON-DIVERSIFICATION RISK: The Fund is non-diversified. This means that the percentage of its assets invested in any single issuer is not limited by the 1940 Act. When the Fund's assets are invested in the securities of a limited number of issuers or it holds a large portion of its assets in a few issuers, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting those issuers or their securities that shares of a diversified fund.
O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
O GROWTH STOCKS RISK: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock markets. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.
O FOREIGN AND EMERGING MARKETS RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007 disclosure standards, different trading market and practices and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.
O CONVERTIBLE SECURITIES RISK: The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise, and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund.
O FREQUENT TRADING: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can adversely affect the Fund's performance.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Investing for long-term goals, such as retirement           O   Needing current income
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking long-term growth of capital                         O   Seeking safety of principal
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Willing to accept the additional risk inherent in
    investing in a limited number of issuers
--------------------------------------------------------------- ------------------------------------------------------------


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
                           CALENDAR YEAR TOTAL RETURN



[BAR CHART GRAPHIC - 2003: 36.48%, 2004: 8.08%, 2005: 11.06%, 2006: 0.70%]



        HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
Highest (Q2, 2003)                              19.45%
Lowest (Q2, 2006)                               -8.43%
AVERAGE ANNUAL TOTAL RETURNS
                                                  ONE YEAR ENDED        SINCE
                              INCEPTION         DECEMBER 31, 2006     INCEPTION
AZL Legg Mason Growth Fund     5/1/2002               0.70%             5.02%
Russell 1000 Growth Index                             9.07%             5.37%


The Fund's performance is compared to the Russell 1000 Growth Index, an unmanaged index that measures the performance of individual securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee(1)                                                   .85%
Distribution (12b-1) Fees                                           .25%
Other Expenses(2)                                                   .11%
Total Annual Fund Operating Expenses                               1.21%
Fee Waiver(3)                                                      0.00%
Net Annual Fund Operating Expenses(1),(3)                          1.21%

(1) The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.80% through April 30, 2008. If this voluntary fee reduction were reflected in the table, the Net Annual Operating Expenses would be 1.16%.
(2) Other Expenses have been restated to reflect current expenses.
(3) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.30% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waiver. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS           5 YEARS          10 YEARS
       $123               $384             $665             $1,466



________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                                AZL(SM) LEGG MASON VALUE FUND
--------------------------------------------------------------------------------

AZL(SM) LEGG MASON VALUE FUND


--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Legg Mason Value Fund is long-term growth of capital.


The Fund invests primarily in equity securities that, in the Subadviser's opinion, offer the potential for capital growth. The Subadviser follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the Subadviser's asses(SM)ent of their intrinsic value. Intrinsic value, according to the Subadviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an asses(SM)ent of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, may also be considered. Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, investor overreaction to negative news or events, and changes in government policy or geopolitical dynamics. The Subadviser takes a long-term approach to investing, generally characterized by long holding periods and low turnover. The Fund generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size. The Fund may also invest in securities of foreign issuers.

The Subadviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the Subadviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the Subadviser believes is more compelling, or to realize gains or limit potential losses.


The Fund may also invest in debt securities of companies having one or more of the above characteristics. The Fund may invest up to 25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as "junk bonds". A bond issuer may suffer adverse changes in financial condition that could result in the bond becoming illiquid. Lower rated bonds may be less liquid than higher-rated bonds, which means that the Fund may have difficulty selling them at times. The Fund may also invest in convertible securities.


The Fund may also invest in futures contracts or related options and repurchase agreements.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

O NON-DIVERSIFICATION RISK: The Fund is non-diversified. This means that the percentage of its assets invested in any single issuer is not limited by the 1940 Act. When the Fund's assets are invested in the securities of a limited number of issuers or it holds a large portion of its assets in a few issuers, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting those issuers or their securities that shares of a diversified fund.
O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

O VALUE STOCKS RISK: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.
O CAPITALIZATION RISK: To the extent the Fund invests significantly in Small or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
O FOREIGN RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies.
O CREDIT RISK: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.
O SECURITY QUALITY RISK: The Fund may invest in high yield, high risk debt securities and unrated securities of similar quality. These lower quality securities have speculative characteristics and are more volatile and are more susceptible to credit risk than investment grade securities. Issuers of high yield bonds also may be more vulnerable to changes in the economy or to interest rate changes that might affect their ability to repay debt.
O INTEREST RATE RISK: Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
O CALL RISK: If interest rates fall, it is possible that issuers of callable securities held by the Fund will call or prepay their securities before their maturity dates. In this event, the proceeds from the called securities would most likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund's income and distributions to shareholders and termination of any conversion option on convertible securities.
O CONVERTIBLE SECURITIES RISK: The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund.
O DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.
O ILLIQUID AND RESTRICTED SECURITIES: Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.



________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Investing for long-term goals, such as retirement           O   Pursuing an aggressive high growth investment strategy
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking income and growth of capital                        O   Seeking a stable share price
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Pursuing a balanced approach to investments in both         O Investing emergency reserves
    growth-and income-producing securities and willing to
    accept the risks associated with investing in mid to large cap stocks
--------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
                           CALENDAR YEAR TOTAL RETURN



[BAR CHART GRAPHIC - 2002: -18.88%, 2003: 25.89%, 2004: 15.15%, 2005: 6.27%,
                     2006: 6.71%]



        HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
Highest (Q4, 2004)                             15.90%
Lowest (Q3, 2002)                             -14.41%
AVERAGE ANNUAL TOTAL RETURNS

                                                             ONE YEAR ENDED      FIVE YEARS ENDED           SINCE
                                         INCEPTION         DECEMBER 31, 2006     DECEMBER 31, 2006        INCEPTION
AZL Legg Mason Value Fund                11/5/2001               6.71%                 5.92%                6.08%
S&P 500(R) Index                                                   15.79%                6.19%                7.22%
Russell 1000 Index                                               15.46%                6.82%                7.91%


The Fund's performance is compared to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500(R) Index") and the Russell 1000 Index. The S&P 500(R) Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The Russell 1000 Index measures the performance of 1000 largest companies found in the Russell universe, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The indices are unmanaged and do not


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007 reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


-------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee                           .75%
Distribution (12b-1) Fees                .25%
Other Expenses(1)                        .09%
Total Annual Fund Operating Expenses    1.09%
Fee Waiver(2)                           0.00%
Net Annual Fund Operating Expenses(2)   1.09%


(1) Other Expenses have been restated to reflect current expenses.
(2) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.



--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

      1 YEAR            3 YEARS           5 YEARS          10 YEARS
       $111               $347             $601             $1,329




________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                            AZL(SM) LMP LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

AZL(SM) LMP LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL LMP Large Cap Growth Fund is long-term growth of capital.

The Fund invests primarily in equity securities of U.S. large capitalization issuers. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in these securities and related investments. The Fund will provide notice to shareholders at least 60 days prior to any changes in this policy. The Fund considers large capitalization issuers to be issuers that, at the time of purchase, have market capitalizations similar to companies in the Russell 1000 Index. Securities of companies whose market capitalizations no longer meet this definition after purchase by the Fund still will be considered securities of large capitalization companies for purposes of the Fund's 80% investment policy.

The Fund's equity securities consist primarily of common stocks. The Fund may also invest in preferred stocks, warrants, and rights relating to equity securities and securities convertible into common stocks. The Fund may invest up to 15% of its assets in securities of foreign issuers.

The Subadviser emphasizes individual security selection while diversifying the Fund's investments across industries, which may help to reduce risk. The Subadviser attempts to identify established large capitalization companies with the highest growth potential. The portfolio manager then analyzes each company in detail, ranking its management, strategy and competitive market position. Finally, the Subadviser attempts to identify the best values available among the growth companies identified. In selecting individual companies for investment, the Subadviser considers:

o Favorable earnings prospects
o Technological innovation
o Industry dominance
o Competitive products and services
o Global scope
o Long-term operating history
o Consistent and sustainable long-term growth in dividends and earnings per share
o Strong cash flow o High return on equity
o Strong financial condition
o Experienced and effective management

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.

The Fund faces the following general risks:
O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

O GROWTH STOCKS RISK: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock markets. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.
O FOREIGN AND EMERGING MARKETS RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as risks related to different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies. In addition, investment in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.
O CAPITALIZATION RISK: To the extent the Fund Invests significantly in Small or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
O CREDIT RISK: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.
O INTEREST RATE RISK: Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
O CONVERTIBLE SECURITIES RISK: The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise, and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

-------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                    THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
O   Seeking capital growth over the long term                  O   Seeking safety of principal
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
O   Looking for potentially greater return but higher risk     O Investing primarily for the short term or investing
    than fixed income investments                                emergency reserves
-------------------------------------------------------------- ------------------------------------------------------------

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION*
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
                           CALENDAR YEAR TOTAL RETURN



[BAR CHART GRAPHIC - 2003: 24.39%, 2004: 4.37%, 2005: 9.70%, 2006: 4.23%]



* Prior to November 6, 2006 this Fund was known as the AZL Salomon Brothers Large Cap Growth Fund.


     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
Highest (Q2, 2003)                             12.34%
Lowest (Q2, 2006)                              -6.62%
AVERAGE ANNUAL TOTAL RETURNS
                                                ONE YEAR ENDED
                                  INCEPTION   DECEMBER 31, 2006  SINCE INCEPTION
AZL LMP Large Cap Growth Fund     5/1/2002           4.23%               4.00%
Russell 1000 Growth Index                            9.07%               5.37%


The Fund's performance is compared to the Russell 1000 Growth Index, an unmanaged index that measures the performance of individual securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee                           .80%
Distribution (12b-1) Fees                .25%
Other Expenses(1)                        .10%
Total Annual Fund Operating Expenses    1.15%
Fee Waiver(2)                           0.00%
Net Annual Fund Operating Expenses(2)   1.15%


(1) Other Expenses have been restated to reflect current expenses.
(2) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS           5 YEARS          10 YEARS
       $117               $365             $633             $1,398



________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                           AZL(SM) LMP Small CAP GROWTH FUND
--------------------------------------------------------------------------------

AZL(SM) LMP Small CAP GROWTH FUND


--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL LMP Small Cap Growth Fund is long-term growth of capital.


Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities and related investments of companies with Small market capitalizations. Small cap companies may present the risk that they will become illiquid. The Fund will provide notice to shareholders at least 60 days prior to any change to this policy. For the purposes of the 80% policy, Small capitalization companies are considered to be companies with market capitalization values not exceeding (i) $3 billion or
(ii) the highest month-end market capitalization value of any stock in the Russell 2000 Index for the previous 12 months, whichever is greater. Securities of companies whose market capitalizations no longer meet this definition after purchase by the Fund are still considered to be securities of Small capitalization companies for purposes of the Fund's 80% investment policy.

The Subadviser uses a growth-oriented investment style that emphasizes Small U.S. companies believed to have one or more of the following:

    O   Superior management teams
    O   Good prospects for growth
    O   Predictable, growing demand for their products or services
    O Dominant positions in a niche market or customers who are very large companies
    O   Cyclical recovery potential
    O   Strong or improving financial conditions

In addition, the Fund may invest in companies believed to be emerging companies relative to potential markets or undervalued relative to their peers including foreign markets. The Fund may continue to hold securities of issuers that become mid-cap or large-cap issuers if, in the Subadviser's opinion, these securities remain good investments for the Fund. The Fund may invest up to 20% of its assets in non-convertible bonds, notes, and other debt securities when the Subadviser believes that their total return potential equals or exceeds the potential return of equity securities. The Fund may invest up to 20% of its total assets in equity securities of foreign issuers.

The Subadviser generally uses a "bottom-up" approach when selecting securities for the Fund. This means that the Subadviser looks primarily at individual companies against the context of broader market forces.


The Fund may engage in active and frequent trading in order to achieve its investment objectives.


The Fund may, but is not required to, use derivatives, such as options on securities or currencies, forward foreign currency contracts, interest rate futures, and options on interest rate futures, as a substitute for taking a position in an underlying asset, to increase returns, or as a hedging strategy.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.

The Fund faces the following general risks:
O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

O GROWTH STOCKS RISK: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock markets. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.
O CAPITALIZATION RISK: Because the Fund invests significantly in Small-cap companies, it has capitalization risk. These companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
O ILLIQUID AND RESTRICTED SECURITIES: Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly.
O CREDIT RISK: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.
O INTEREST RATE RISK: Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
O CALL RISK: If interest rates fall, it is possible that issuers of callable securities held by the Fund will call or prepay their securities before their maturity dates. In this event, the proceeds from the called securities would most likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund's income and distributions to shareholders and termination of any conversion option on convertible securities.
O FOREIGN AND EMERGING MARKETS RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as risks related to different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies. In addition, investment in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.
O DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change inthe price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.
O FREQUENT TRADING: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can affect the Fund's performance.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

----------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?
-------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                    THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
O   Investing for long-term goals, such as retirement          O   Seeking to avoid market risk and volatility
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
O   Seeking long-term growth of capital                        O   Unwilling to accept the greater risks associated with
                                                                   Small capitalization companies
-------------------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------------------- ------------------------------------------------------------
O   Willing to accept the risk of investing in Smaller O Investing for the short-term or investing emergency capitalization stocks for the potential reward of reserves greater capital
-------------------------------------------------------------- ------------------------------------------------------------

PERFORMANCE INFORMATION*
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
                           CALENDAR YEAR TOTAL RETURN



[BAR CHART GRAPHIC - 2006: 11.31%]



* Prior to November 6, 2006 this Fund was known as the AZL Salomon Brothers Small Cap Growth Fund.



     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
Highest (Q1, 2006)                             14.34%
Lowest (Q2, 2006)                             -10.90%

AVERAGE ANNUAL TOTAL RETURNS
                                                                                  ONE YEAR ENDED              SINCE
                                                            INCEPTION           DECEMBER 31, 2006           INCEPTION
AZL LMP Small Cap Growth Fund                               4/29/2005                 11.31%                  14.26%
Russell 2000 Growth Index                                                             13.35%                  19.86%


The Fund's performance is compared to the Russell 2000 Growth Index, an unmanaged index that represents the performance of certain securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table below only reflects Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee                                                      .85%
Distribution (12b-1) Fees                                           .25%
Other Expenses                                                      .14%
Total Annual Fund Operating Expenses                               1.24%
Fee Waiver(1)                                                      0.00%
Net Annual Fund Operating Expenses(1)                              1.24%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.35% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS           5 YEARS          10 YEARS
       $126               $393             $681             $1,500


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                                    AZL(SM) MONEY MARKET FUND
--------------------------------------------------------------------------------


AZL(SM) MONEY MARKET FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Money Market Fund is current income consistent with stability of principal, which may not be changed without shareholder approval.


The Fund invests substantially all of its total assets in a diversified and liquid portfolio of high quality, money market investments, including:
O   U.S. Government securities;
O Certificates of deposits, time deposits, bankers' acceptances and other short-term instruments issued by U.S. or foreign banks;
O U.S. and foreign commercial paper and other short-term corporate debt obligations, including those with floating rate or variable rates of interest;
O Obligations issued or guaranteed by one or more foreign governments or their agencies, including supranational entities;
O   Loan participation interests;
O   Asset backed securities; and
O Repurchase agreements collateralized by the types of securities described above.

The Fund is required to invest at least 95% of its total assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating. The Fund is subject to certain federal rules which require it to:
O   maintain an average dollar-weighted portfolio maturity of 90 days or less
O   buy individual securities that have remaining maturities of 397 days or less
O   invest only in high-quality, dollar-denominated, short-term obligations.

During extended periods of low interest rates, and due in part to contract fees and expenses, the yield of the Fund may become extremely low and possibly negative.


The Fund may engage in active and frequent trading in order to achieve its investment objectives.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund faces the following general risks:
O INTEREST RATE RISK: This is the risk that changes in interest rates will affect the value of the Fund's investments in income-producing or debt securities. Increases in interest rates may cause the value of the Fund's investments to decline.
O CREDIT RISK: Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
O INCOME RISK: Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bonds.
O FREQUENT TRADING: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can affect the Fund's performance.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU:                         THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Are seeking preservation of capital                         O   Seeking high total returns
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Have a low risk tolerance                                   O   Pursuing a long-term goal or investing for retirement
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Have a short term investing horizon or goal
--------------------------------------------------------------- ------------------------------------------------------------

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

During extended periods of low interest rates, and due in part to Contract fees and expenses, the yield of the Money Market Fund may also become extremely low and possibly negative.

PERFORMANCE BAR CHART AND TABLE
                           CALENDAR YEAR TOTAL RETURN



[BAR CHART GRAPHIC - 2001: 3.27%, 2002: 0.84%, 2003: 0.34%, 2004: 0.67%,
                     2005:2.57%, 2006: 4.43%]


     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
Highest (Q1, 2001)                             1.24%
Lowest (Q1, 2004)                              0.07%

AVERAGE ANNUAL TOTAL RETURNS
                                                                ONE YEAR ENDED        5 YEARS ENDED
                                              INCEPTION        DECEMBER 31, 2006    DECEMBER 31, 2006     SINCE INCEPTION
AZL Money Market Fund                         2/1/2000               4.43%                1.76%                2.49%
Three Month U.S. Treasury Bill Index                                 4.67%                2.34%                2.98%


The seven-day yield for the period ended December 31, 2006 was 4.83%. For the Fund's current 7-day yield, telephone 877-833-7113 toll-free

The Fund's performance is compared to the three-month U.S. Treasury Bill Index. The Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee                                                      .35%
Distribution (12b-1) Fees                                           .25%
Other Expenses                                                      .09%
Total Annual Fund Operating Expenses                               0.69%
Fee Waiver(1)                                                      0.00%
Net Annual Fund Operating Expenses(1)                              0.69%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 0.87% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS           5 YEARS          10 YEARS
       $70                $221             $384              $859


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                              AZL(SM) NACM INTERNATIONAL FUND
--------------------------------------------------------------------------------
AZL(SM) NACM INTERNATIONAL FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The AZL NACM International Fund seeks maximum long-term capital appreciation.

The Fund seeks to achieve its investment objective by investing primarily in companies located in the developed countries represented in the Fund's benchmark, the Morgan Stanley Capital International Europe Australasia Far East ("MSCI EAFE") Index.

Nicholas-Applegate Capital Management LLC is the Subadviser to the Fund. In pursuit of the Fund's goal, the Subadviser normally invests at least 75% of the Fund's net assets in equity securities. The Fund spreads its investments among countries, with at least 80% of its net assets invested in the securities of companies that are located outside the U.S. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund may invest up to 20% of its assets in U.S. companies.

The Subadviser's "international systematic" investment approach uses a quantitative process to make individual security, industry sector, country, and currency selection decisions, and to integrate those decisions. The Fund's portfolio managers aim to exceed the returns of the benchmark through a strategy that combines dynamic quantitative factors with an actively managed stock selection process. The portfolio managers believe that their investment process results in a clearly defined buy and sell discipline that will continually drive the Fund's portfolio toward new excess return opportunities.


The Fund may engage in active and frequent trading in order to achieve its investment objectives.


The Fund may utilize foreign currency exchange contracts, option, stock index futures contracts, and other derivative instruments.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The Fund faces primarily the following risks:
o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.
o SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
o FOREIGN RISK: Because the Fund invests significantly in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal, and disclosure standards, different regulatory requirements, different trading markets and practices, and trading in different currencies. The dollar value of the Fund's non-U.S. investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. Also, nationalization, expropriation or confiscatory taxation, changes in currency policy, political changes, or diplomatic or security developments could adversely impact the Fund's investments in a foreign country. To the extent that the Fund invests a significant portion of its assets in a specific region of the world, the Fund will generally have more exposure to regional economic risks, including weather and natural disasters, and political, economic, social, or regulatory changes. Adverse developments in certain regions may also adversely affect the securities of issuers in other countries whose economies would appear to be unrelated. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign securities generally.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

o ISSUER RISK: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods or services.
o CURRENCY RISK: Because the Fund may invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.
o CREDIT RISK: Credit risk is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, or a loan of portfolio securities, is unwilling or unable to make payments of principal and/or interest in a timely manner, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.
o DERIVATIVES RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.
o LIQUIDITY RISK: Liquidity risk arises when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve one or more of the following tend to have the greatest exposure to liquidity risk: securities of companies with Small market capitalizations, non-U.S. securities, derivatives, or securities with substantial market, or credit risk.
o CAPITALIZATION RISK: The Fund may invest in the securities of companies with Smaller market capitalizations. These companies may present additional risk because they have less predictable earnings, more volatile share prices, and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
o FREQUENT TRADING: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and may adversely affect the Fund's performance.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

----------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o   Investing for long-term goals, such as retirement           o   Seeking safety of principal
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o   Seeking to add an international stock investment to your    o   Seeking a stable
    share price portfolio
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o   Seeking capital appreciation and are willing to accept      o   Investing emergency reserves
    the higher volatility associated with investing in
    foreign stocks
--------------------------------------------------------------- ------------------------------------------------------------

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund is new and has not had a full calendar year of operations.
--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee                                                     0.85%
Distribution (12b-1) Fees                                          0.25%
Other Expenses                                                     0.35%
Total Annual Fund Operating Expenses                               1.45%
Fee Waiver(1)                                                      0.00%
Net Annual Fund Operating Expenses(1)                              1.45%

(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to 1.45% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS
       $148               $459


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                        AZL(SM) NEUBERGER BERMAN REGENCY FUND
--------------------------------------------------------------------------------
AZL(SM) NEUBERGER BERMAN REGENCY FUND
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Neuberger Berman Regency Fund is long-term growth of capital.

The Fund invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the range of the Russell MidCap Index. At December 13, 2006, the market capitalization of companies in the Index ranged from $1.3 billion to $21.6 billion. The Fund seeks to reduce risk by diversifying among many companies, sectors, and industries, but may invest more heavily in certain sectors depending on market conditions.


The Subadviser looks for undervalued companies with high-quality businesses. Factors in identifying these firms may include historical low valuation, above-average returns on invested capital, and solid balance sheets. This approach is designed to let the Fund benefit from potential increases in stock prices while limiting the risks typically associated with stocks. At times, the Subadviser may emphasize certain sectors that it believes will benefit from market or economic trends.

The Subadviser follows a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.


The Fund may engage in active and frequent trading in order to achieve its investment objectives.


For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may be unable to pursue its principal investment strategies and may not achieve its investment objective.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

O MARKET RISK: The values of securities fluctuate in response to the activities of individual companies and general stock market conditions. Securities prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.
O CAPITALIZATION RISK: Because the Fund invests significantly in mid-capitalization companies, it will have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices, and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.


O SECTOR RISK: At times, the Fund may invest more heavily in particular business sectors or industries. Stocks of issuers in a particular sector are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that sector more than others. The Fund's performance may suffer if a sector in which the Fund has invested more heavily does not perform as expected.


O VALUE STOCKS RISK: The value style of investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. These stocks may remain undervalued because during a given period value stocks, as a category, lose favor with investors compared to growth stocks or because of assets or because the valuations of these stocks do not improve in response to changing market or economic conditions.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
O FREQUENT TRADING. The Fund may actively trade its portfolio securities. High portfolio turnover (100% or more) will result in higher transaction costs and may adversely affect the Fund's performance.

For more information about Temporary Defensive Positions, see "More About the Funds."
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

----------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking to add a mid-cap value stock component to your      O   Seeking safety of principal
    portfolio
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Able to withstand the risks associated with investing in    O   Seeking a short-term investment or investing emergency
    mid-cap value stocks                                            reserves
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Looking for a fund that emphasizes the value style of       O   Looking primarily for regular income
    investing
--------------------------------------------------------------- ------------------------------------------------------------

PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on May 1, 2006.

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee                                                      .75%
Distribution (12b-1) Fees                                           .25%
Other Expenses                                                      .14%
Total Annual Fund Operating Expenses                               1.14%
Fee Waiver(1)                                                      0.00%
Net Annual Fund Operating Expenses(1)                              1.14%

(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to 1.30% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the contract prospectus for more information regarding additional fees and expenses associated with your variable contract.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS           5 YEARS          10 YEARS
       $116               $362             $628             $1,386


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                                 AZL(SM) OCC OPPORTUNITY FUND
--------------------------------------------------------------------------------
AZL(SM) OCC OPPORTUNITY FUND
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL OCC Opportunity Fund is capital appreciation.


The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of less than $2 billion at the time of investment.

The portfolio manager's investment process focuses on bottom-up, fundamental analysis. The portfolio manager seeks companies with strong earnings growth, with a particular focus on companies that may deliver surprisingly strong growth. Through extensive, in-depth proprietary research, the portfolio manager searches for non-consensus information regarding the growth prospects for Small-capitalization companies. The investment process includes both quantitative and qualitative analysis aimed at identifying candidate securities. The portfolio manager generates investment ideas from numerous sources, including proprietary research, Wall Street research, investment publications, and quantitative data. Once a potential investment is identified, the portfolio manager conducts a quantitative analysis to determine if the stock is reasonably priced with respect to its peer group on a historical and current basis. Then fundamental research is conducted, focusing on a review of financial statements and third-party research. The portfolio manager may interview company management, competitors and other industry experts to gauge the company's business model, future prospects, and financial outlook. For new investments, the portfolio manager generally begins with making a relatively Small investment in a company, which may be increased based upon potential upside performance and conviction in the company. Industry weightings are periodically evaluated versus the benchmark; the portfolio manager may trim positions in industries with a 50% overweight relative to the Fund's benchmark. The portfolio manager seeks to diversify the portfolio among different industries.


The Fund may invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future. The Fund may utilize foreign currency exchange contracts, options, and other derivative instruments (for example, forward currency exchange contracts and stock index future contracts).

The Fund may engage in active and frequent trading in order to achieve its investment objectives.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may be unable to pursue its principal investment strategies and may not achieve its investment objective.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.

The Fund faces the following general risks:
o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
o ISSUER RISK: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's products or services.
o MANAGEMENT RISK: The Fund is subject to management risk because its portfolio of securities is actively managed by the Subadviser, and the Subadviser's portfolio management decisions may cause the Fund to underperform other funds with a similar investment objective.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

o GROWTH STOCKS RISK: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory, and economic factors affecting those sectors.
o CAPITALIZATION RISK: To the extent that the Fund invests significantly in stocks of Small-capitalization companies, it will have capitalization risk. These companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices, and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
o INITIAL PUBLIC OFFERINGS RISK: The Fund may invest in initial public offerings (IPOs). By definition, securities issued in IPOs have not traded publicly until the time of their offerings. There may be only a limited number of shares available for trading, the market for those securities may be unseasoned, and the issuer may have a limited operating history. These factors may contribute to price volatility. The limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of them. Many IPOs are by Small- or micro-cap companies that are undercapitalized.
o ILLIQUID AND RESTRICTED SECURITIES RISK: Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly.
o FOREIGN RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies.
o CURRENCY RISK: Because the Fund may invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.
o SECTOR RISK: The value of the Fund's shares is particularly vulnerable to risks affecting technology companies and/or companies having investments in technology. The technology sector historically has had greater stock price fluctuation as compared to the general market. Because of the Fund's historical focus on the technology sector of the stock market rather than a broad spectrum of companies, the Fund's share price may be particularly sensitive to market and economic events that affect those technology companies. The stock prices of technology companies during the past few years have been highly volatile, largely due to the rapid pace of product change and development within this sector. This phenomenon may also result in future stock price volatility. In addition, technologies that are dependent on consumer demand may be more sensitive to changes in consumer spending patterns. Technology companies focusing on the information and telecommunications sectors may also be subject to international, federal, and state regulations and may be adversely affected by changes in those regulations.
o CREDIT RISK: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

o DERIVATIVE INSTRUMENTS RISK: The Fund may invest in foreign currency exchange contracts, options, and other derivative instruments to reduce exposure to other risks, such as interest rate or currency risk, or for leverage, which may increase opportunities for gain, or to gain exposure to issuers, indices, sectors, or currencies. The value of a derivative instrument is generally derived from the value of an underlying asset, reference rate, or index, and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the asset, rate, or index to which it is linked. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.
o CONVERTIBLE SECURITIES RISK: The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise, and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund.
o FREQUENT TRADING: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can adversely affect the Fund's performance.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

----------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Investing for long-term goals, such as retirement           O   Seeking safety of principal
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking to add an aggressive growth component to your       O   Investing for the short-term or investing emergency
    portfolio                                                       reserves
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking capital appreciation and are willing to accept      O   Looking primarily for regular income
    the higher volatility associated with investing in Small-
    and micro-cap growth stocks
--------------------------------------------------------------- ------------------------------------------------------------

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

PERFORMANCE INFORMATION*
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
                           CALENDAR YEAR TOTAL RETURN


[BAR CHART GRAPHIC - 2003: 62.03%, 2004: 7.76%, 2005: 5.08%, 2006: 11.68%]



     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
Highest (Q2, 2003)                             32.47%
Lowest (Q3, 2006)                              -8.26%

* Prior to August 28, 2006, this Fund was subadvised by OppenheimerFunds, Inc. and was known as AZL Oppenheimer Emerging Growth Fund.

AVERAGE ANNUAL TOTAL RETURNS
                                                                                  ONE YEAR ENDED            SINCE
                                                              INCEPTION         DECEMBER 31, 2006         INCEPTION
AZL OCC Opportunity Fund                                      5/1/2002                11.68%                11.43%
Russell 2000 Growth Index                                                             13.35%                8.41%


The Fund's performance is compared to the Russell 2000 Growth Index, an unmanaged index that represents the performance of certain securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table below only reflects Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee                                                      .85%
Distribution (12b-1) Fees                                           .25%
Other Expenses                                                      .12%
Total Annual Fund Operating Expenses                               1.22%
Fee Waiver(1)                                                      0.00%
Net Annual Fund Operating Expenses(1)                              1.22%

 (1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.35% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS           5 YEARS          10 YEARS
       $124               $387             $670             $1,477


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                                 AZL(SM) OCC RENAISSANCE FUND
--------------------------------------------------------------------------------
AZL(SM) OCC RENAISSANCE FUND
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL OCC Renaissance Fund is long-term growth of capital and income.

The Fund seeks to achieve its investment objective by investing under normal conditions at least 65% of its assets in common stocks of companies that the Subadviser believes are trading at prices below their intrinsic values and whose business fundamentals are expected to improve. Intrinsic value refers to the value placed on a company by the Subadviser consistent with its expectation of longer term economic earnings and cash flows. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in stocks that the Subadviser expects will generate income (for example, by paying dividends) depending upon market conditions, the Fund may focus its investments in a relatively Small number of issuers, industries, or regions, or invest more heavily in certain sectors.

The Subadviser selects stocks for the Fund using a "value" style. The Subadviser determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The Subadviser analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The Subadviser may sell a stock when it believes that the company's business fundamentals are weakening, when the stock's valuation has become excessive, or when another investment opportunity is deemed more attractive.

The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 25% of its total assets in foreign securities, except that it may invest without limit in ADRs and may invest up to 20% of its assets in real estate investment trusts (REITs). The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, or other derivative instruments.

The Fund may engage in active and frequent trading in order to achieve its investment objectives.


For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
O VALUE STOCKS RISK: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.
O CAPITALIZATION RISK: Because the Fund invests significantly in mid-capitalization companies, it will have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

O FOREIGN RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies.
O CREDIT RISK: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.
O FOCUSED INVESTMENT RISK: Focusing investments in a Small number of issuers, industries, or regions increases risk. Funds that invest in a relatively Small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political, or regulatory occurrence may have a greater impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks. The Fund may from time to time have greater risk if it invests a substantial portion of its assets in companies in related industries, such as technology or financial and business services, that may share common characteristics and are often subject to similar business risks and regulatory burdens. The securities of companies in similar industries may react similarly to economic, market, political, or other developments.
O ISSUER RISK: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods or services.


O SECTOR RISK: At times, the Fund may invest more heavily in particular business sectors or industries. Stocks of issuers in a particular sector are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that sector more than others. The Fund's performance may suffer if a sector in which the Fund has invested more heavily does not perform as expected.
O REAL ESTATE INVESTMENTS RISK: The performance of real estate investments (REITs) depends on the strength of real estate markets, REIT management and property management which can be affected by many factors, including national and regional economic conditions.


O CURRENCY RISK: Because the Fund may invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.
O INITIAL PUBLIC OFFERINGS RISK: The Fund may invest in initial public offerings (IPOs). By definition, securities issued in IPOs have not traded publicly until the time of their offerings. There may only be a limited number of shares available for trading, the market for those securities may be unseasoned, and the issuer may have a limited operating history. These factors may contribute to price volatility. The limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental-stage companies, without revenues or operating income, or the near-term prospects of them. Many IPOs are by Small or micro-cap companies that are undercapitalized.
O DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.
O FREQUENT TRADING: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can adversely affect the Fund's performance.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

----------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?
--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Investing for long-term goals, such as retirement           O   Seeking safety of principal
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking to add a mid-cap value stock component to your      O   Investing for the short-term or investing emergency
    portfolio                                                       reserves
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking long-term growth of capital and income and are      O   Looking primarily for regular income
    willing to accept the risks associated with investing in
    mid-cap value stocks
--------------------------------------------------------------- ------------------------------------------------------------

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
                           CALENDAR YEAR TOTAL RETURN



[BAR CHART GRAPHIC - 2002: -25.08%, 2003: 58.66%, 2004: 14.75%, 2005: -3.49%,
                     2006: 10.83%]


     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
Highest (Q2, 2003)                             31.13%
Lowest (Q3, 2002)                             -29.57%

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

AVERAGE ANNUAL TOTAL RETURNS
                                                               ONE YEAR ENDED      FIVE YEARS ENDED
                                             INCEPTION        DECEMBER 31, 2006    DECEMBER 31, 2006    SINCE INCEPTION
AZL OCC Renaissance Fund                     11/5/2001             10.83%                7.85%               9.65%
Russell MidCap Value Index                                         20.22%               15.88%               17.43%


The Fund's performance is compared to the Russell MidCap Value Index, an unmanaged index that measures the performance of the securities found in the Russell MidCap universe with lower price-to-book ratios and lower forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee                                                      .75%
Distribution (12b-1) Fees                                           .25%
Other Expenses                                                      .09%
Total Annual Fund Operating Expenses                               1.09%
Fee Waiver(1)                                                      0.00%
Net Annual Fund Operating Expenses(1)                              1.09%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.30% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS           5 YEARS          10 YEARS
       $111               $347             $601             $1,329


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                                       AZL(SM) OCC VALUE FUND
--------------------------------------------------------------------------------
AZL(SM) OCC VALUE FUND
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL OCC Value Fund is long-term growth of capital and income.

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in common stocks of companies with market capitalizations of more than $5 billion at the time of investment and prices below the Subadviser's estimate of intrinsic value. Intrinsic value refers to the value placed on a company by the Subadviser consistent with its expectation of longer term economic earnings and cash flows. To achieve income, the Fund may invest a portion of its assets in income producing (e.g., dividend paying) common stocks. Depending upon market conditions, the Fund may invest more heavily in certain sectors.

The Subadviser selects stocks for the Fund using a "value" style. The Subadviser determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The Subadviser analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The Subadviser looks to sell a stock when it believes that the company's business fundamentals are weakening, when the stock's valuation has become excessive or when an alternative investment opportunity is deemed more attractive.


The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its total assets in foreign securities, except that it may invest without limit in ADRs. The Fund may utilize foreign currency exchange contracts, options, or other derivative instruments.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
O VALUE STOCKS RISK: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.
O CAPITALIZATION RISK: Because the Fund invests in mid-capitalization companies, it will have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
O FOREIGN RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

O CURRENCY RISK: Because the Fund may invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.


O SECTOR RISK: At times, the Fund may invest more heavily in particular business sectors or industries. Stocks of issuers in a particular sector are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that sector more than others. The Fund's performance may suffer if a sector in which the Fund has invested more heavily does not perform as expected.


O DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.
O CREDIT RISK: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.


o FREQUENT TRADING: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can adversely affect the Fund's performance.


For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

----------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Investing for long-term goals, such as retirement           O   Seeking safety of principal
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking to add a mid to large cap, value component to       O   Investing for the short-term or investing emergency
    your portfolio                                                  reserves
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking long-term growth of capital and income and are      O   Looking primarily for regular income
    willing to accept the risks associated with investing in
    mid to large cap value stocks
--------------------------------------------------------------- ------------------------------------------------------------

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

PERFORMANCE BAR CHART AND TABLE
                           CALENDAR YEAR TOTAL RETURN


[BAR CHART GRAPHIC - 2002: -24.90%, 2003: 45.21%, 2004: 16.52%, 2005: 2.67%,
                     2006: 20.11%]


     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
Highest (Q2, 2003)                               27.02%
Lowest (Q3, 2002)                               -28.05%

AVERAGE ANNUAL TOTAL RETURNS
                                                               ONE YEAR ENDED      FIVE YEARS ENDED
                                             INCEPTION        DECEMBER 31, 2006    DECEMBER 31, 2006    SINCE INCEPTION
AZL OCC Value Fund                           11/5/2001             20.11%                9.40%               11.07%
Russell 1000 Value Index                                           22.25%               10.86%               11.84%


The Fund's performance is compared to the Russell 1000 Value Index, an unmanaged index that measures performance of the certain securities found in the Russell universe with less-than-average growth orientation and low price-to-book and earnings ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee                                 .75%
Distribution (12b-1) Fees                      .25%
Other Expenses(1)                              .11%
Total Annual Fund Operating Expenses          1.11%
Fee Waiver(2)                                 0.00%
Net Annual Fund Operating Expenses(2)         1.11%

(1) Other Expenses have been restated to reflect current expenses.

(2) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS           5 YEARS          10 YEARS
       $113               $353             $612             $1,352


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                  AZL(SM) OPPENHEIMER DEVELOPING MARKETS FUND
--------------------------------------------------------------------------------
AZL(SM) OPPENHEIMER DEVELOPING MARKETS FUND
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Oppenheimer Developing Markets Fund is aggressive capital appreciation.


In selecting securities for the Fund, the subadviser looks primarily for foreign companies in developing markets with high growth potential. He uses fundamental analysis of a company's financial statements, management, operations and products and considers the special factors and risks of the country in which the issuer operates. In seeking broad diversification of the Fund's portfolio, the portfolio manager currently searches for:
O Companies of different capitalization ranges with strong market positions and the ability to take advantage of barriers to entry in their industry.
O Companies with management that has a proven record or has the ability to take advantage of business opportunities.
O Companies with newer or established businesses that are entering into a growth cycle.
O Companies with strong earnings growth whose stock is selling at a reasonable price.

In applying these and other selection criteria, the portfolio manager considers the macroeconomic and political environment in a given country and changes in the industry, including the broader industry cycle. As part of his selection process, the portfolio manager looks for companies that may benefit from global trends, such as the growth of mass affluence, development of new technologies, corporate restructuring and aging. This strategy may change over time.


The Fund invests mainly in common stocks of issuers in emerging and developing markets throughout the world.
O Under normal market conditions, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of issuers whose principal activities are in at least three developing markets. The Fund will provide notice to shareholders at least 60 days prior to any change in this policy.
O   The Fund may invest up to 100% of its total assets in foreign securities.
O The Fund will emphasize investments in common stocks and other equity securities.
O The Fund will emphasize investments in growth companies, which can be in any market capitalization range.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

O MARKET RISK: Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund invests primarily in stocks of foreign growth companies, the value of the Fund's portfolio will be affected by changes in the foreign stock markets and the special economic and other factors that might primarily affect the prices of markets in particular regions, such as Asia, Latin America, and Eastern Europe. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.
    Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.
O GROWTH STOCKS RISK: Stocks of growth companies may provide greater opportunities for capital appreciation but may be more volatile than other stocks. That volatility is likely to be even greater for growth companies in emerging markets.
O CAPITALIZATION RISK: To the extent the Fund Invests significantly in Small or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

O FOREIGN AND EMERGING MARKETS RISK: While foreign securities may offer special investment opportunities, there are also special risks. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. Securities issued by a foreign government may not be supported by the "full faith and credit" of the government. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. These risks could cause the prices of foreign stocks to fall and could therefore depress the Fund's share prices.

    Securities in emerging and developing market countries may offer special investment opportunities but investments in these countries present risks not found in more mature markets. Securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis.

    Emerging markets may have less developed trading markets and exchanges. Emerging countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions of withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies. These investments may be substantially more volatile than stocks of issuers in the U.S. and other developed countries and may be very speculative.

    Additionally, if the Fund invests a significant amount of its assets in foreign securities, it might expose the Fund to "time-zone arbitrage" attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and the close of The New York Stock Exchange that day, when the Funds' net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances to reflect what the Manager and the Board believe to be their fair value may help deter those activities.

The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investment, its investment performance and its price per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

The Fund is an aggressive investment vehicle. And in the short term, its share prices can be expected to be volatile. The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices. The Fund is designed for investors willing to assume greater risks in the hope of achieving long-term capital appreciation. It is likely to be subject to greater fluctuations in its share prices than funds that emphasize large capitalization domestic stocks, or funds that do not invest in foreign securities or emerging market securities, or funds that focus on both stocks and bonds.

For more information about Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

----------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?
--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Investing for long-term goals, such as retirement           O   Looking primarily for regular income
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking long-term capital growth from foreign investments   O   Seeking to avoid market risk and volatility
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Willing to assume the greater risks of share price          O   Seeking safety of principal
    fluctuations and losses that are typical of an aggressive
    fund focusing on growth stock instruments
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Willing to assume the risks of investing in emerging
    foreign countries
--------------------------------------------------------------- ------------------------------------------------------------

The Fund is designed primarily for aggressive investors seeking capital growth over the long term. Those investors should be willing to assume the substantial risks of short-term share price fluctuations and losses that are typical for an aggressive growth fund focusing on stock investment in developing and emerging markets. The Fund does not seek current income and the income from its investments will likely be Small, so it is not designed for investors needing income. Because of its focus on long-term growth, the Fund may be appropriate for some portion of a retirement plan investment for investors with a high risk tolerance. However, the Fund is not a complete investment program.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on May 1, 2006.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


                                                     CLASS 1   CLASS 2
Management Fee(1)                                      1.23%     1.23%
Distribution (12b-1) Fees                               .00%      .25%
Other Expenses                                         1.03%     1.03%
Total Annual Fund Operating Expenses                   2.26%     2.51%
Fee Waiver(2)                                          0.86%     0.86%
Net Annual Fund Operating Expenses (2)                 1.40%     1.65%


(1) The management fee has been restated to reflect current fees. Effective May 1, 2007, the Manager reduced its management fee from 1.25% to 1.23%. The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.95% through April 30, 2008.
(2) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses of Class 1 shares to 1.40% and Class 2 shares to 1.65% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the contract prospectus for more information regarding additional fees and expenses associated with your variable contract.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


               1 YEAR           3 YEARS          5 YEARS           10 YEARS
     CLASS 1    $143             $624             $1,132            $2,528
     CLASS 2    $168             $700             $1,258            $2,781


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                              AZL(SM) OPPENHEIMER GLOBAL FUND
--------------------------------------------------------------------------------
AZL(SM) OPPENHEIMER GLOBAL FUND
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Oppenheimer Global Fund is capital appreciation.


The Fund invests mainly in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies.

The Fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically the Fund invests in a number of different countries.

In selecting securities for the Fund, the Subadviser looks primarily for foreign and U.S. companies with high growth potential. The Subadviser uses fundamental analysis of a company's financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part. The Subadviser considers overall and relative economic conditions in the U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. The Subadviser currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:
O   Stocks of Small, medium and large-cap growth-oriented companies worldwide;
O   Companies that stand to benefit from global growth trends;
O Businesses with strong competitive positions and high demand for their products or services;
O Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, the Subadviser considers the effect of worldwide trends on the growth of various business sectors. The trends currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes. The Fund may invest in derivative instruments.


The Fund may engage in active and frequent trading in order to achieve its investment objectives.


For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
O GROWTH STOCKS RISK: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

O CAPITALIZATION RISK: Although the Fund invests primarily in mid- and large-cap companies, it may invest in stocks of Small-cap companies, and therefore it has capitalization risk. Small-cap companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices, and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
O CYCLICAL OPPORTUNITIES RISK: The Fund may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the Subadviser believes they have growth potential. The Fund might sometimes seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries. There is a risk that if the event does not occur as expected, the value of the stock could fall, which in turn could depress the Fund's share prices.
O FOREIGN AND EMERGING MARKETS RISK: Because the Fund invests substantially in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.
O SPECIAL SITUATIONS RISK: Periodically, the Fund might use aggressive investment techniques. These might include seeking to benefit from what the Subadviser perceives to be "special situations", such as mergers, reorganizations, restructurings or other unusual events expected to affect a particular issuer. However, there is a risk that the change or event might not occur, which could have a negative impact on the price of the issuer's securities. The Fund's investment might not produce the expected gains or could incur a loss for the portfolio.
O DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.
O INDUSTRY SECTOR RISK: At times, the Fund may invest a significant portion of its assets in the securities of companies involved in the financial services sector. By focusing on a particular sector from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wider variety of sectors. Financial services companies are subject to extensive government regulation, which may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock price is especially sensitive to interest rate changes throughout the world, as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations and development of new products and structures are all likely to have a significant impact on financial services companies.
O FREQUENT TRADING: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can affect the Fund's performance.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

----------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?
--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Investing for long-term goals, such as retirement           O   Looking primarily for regular income
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking long-term capital growth from U.S. and foreign      O   Seeking safety of principal
    investments
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Willing to assume the risks of short-term share price
    fluctuations
--------------------------------------------------------------- ------------------------------------------------------------

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE (CLASS 2 SHARES)
                           CALENDAR YEAR TOTAL RETURN


[BAR CHART GRAPHIC - 2005: 12.62%, 2006: 16.29%]


     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
Highest (Q3, 2005)                              9.07%
Lowest (Q2, 2006)                              -3.39%

AVERAGE ANNUAL TOTAL RETURNS
                                                                                  ONE YEAR ENDED            SINCE
                                                              INCEPTION         DECEMBER 31, 2006         INCEPTION
AZL Oppenheimer Global Fund (Class 2)                         5/3/2004                16.29%                16.93%
MSCI World Index                                                                      20.07%                16.43%


The performance of Class 2 shares of the Fund is compared to the Morgan Stanley Capital International (MSCI) World Index, an unmanaged market capitalization-weighted equity index which monitors the performance of stocks from around the world. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


                                                        CLASS 1   CLASS 2
Management Fee(1)                                          .90%      .90%
Distribution (12b-1) Fees                                  .00%      .25%
Other Expenses                                             .19%      .19%
Total Annual Fund Operating Expenses                      1.09%     1.34%
Fee Waiver(2)                                             0.00%     0.00%
Net Annual Fund Operating Expenses(1), (2)                1.09%     1.34%


(1) The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.80% through April 30, 2008. If this voluntary fee reduction were reflected in the table, the Net Annual Fund Operating Expenses would be 0.99% for Class 1 shares and 1.24% for Class 2 shares.
(2) The Manager and the Fund have entered into a written contract limiting operating expenses of Class 1 shares to 1.14% and Class 2 shares to 1.39% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the contract prospectus for more information regarding additional fees and expenses associated with your variable contract.


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


                1 YEAR           3 YEARS          5 YEARS           10 YEARS
     CLASS 1     $111             $347              $601             $1,329
     CLASS 2     $136             $425              $734             $1,613


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                AZL(SM) OPPENHEIMER INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------
AZL(SM) OPPENHEIMER INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Oppenheimer International Growth Fund is long-term capital appreciation. It emphasizes investments in common stocks of foreign companies.


The Fund currently invests mainly in common stocks of growth companies that are domiciled outside the U.S. or have their primary operations outside the U.S. The Fund does not limit its investments to issuers within a specific market capitalization range. At times the Fund may invest a substantial portion of its assets in a particular capitalization range. For example, the Fund currently invests a substantial portion of its assets in stocks issued by Small- to mid-sized companies.

The Fund can invest in emerging markets as well as developed markets throughout the world, although it may place greater emphasis on investing in one or more particular regions from time to time, such as Asia, Europe or Latin America. It can invest 100% of its assets in foreign securities. Under normal market conditions:
O As a fundamental policy, the Fund will invest at least 65% of its total assets in foreign common and preferred stock of issuers in at least three different countries outside the U.S.
O The Fund will emphasize investments in common stocks of issuers that the Manager considers to be "growth" companies.

The Fund can buy securities convertible into common stock and other securities having equity features. The Fund also can use hedging instruments and certain derivative investments to seek capital appreciation or to try to manage investment risks.

In selecting securities for the Fund, the Subadviser evaluates investment opportunities on a company-by-company basis. The Subadviser looks primarily for foreign companies with high growth potential using a "bottom up" investment approach that is, looking at the investment performance of individual stocks before considering the impact of general or industry economic trends. This approach includes fundamental analysis of a company's financial statements and management structure and analysis of the company's operations and product development, as well as the industry of which the issuer is part.

In seeking diversification of the Fund's portfolio, the Subadviser currently focuses on the factors below, which may vary in particular cases and may change over time. The Subadviser currently searches for:
O Companies that enjoy a strong competitive position and high demand for their products or services.
O   Companies with accelerating earnings growth and cash flow.
O Diversification to help reduce risks of foreign investing, such as currency fluctuations and stock market volatility.

In applying these and other selection criteria, the Subadviser considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from global trends. The trends currently considered include telecommunications/media expansion, emerging consumer markets, infrastructure development, natural resources, corporate restructuring, capital market development, health care and biotechnology, and efficiency enhancing technologies and services. The Subadviser does not invest a fixed amount of the Fund's assets according to these trends and this strategy and the trends that are considered may change over time. The Subadviser monitors individual issuers for changes in the factors above and these changes may trigger a decision to sell a security.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.
O FOREIGN AND EMERGING MARKETS RISK: Because the Fund invests substantially in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These include risks related to different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
O GROWTH STOCKS RISK: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.
O CAPITALIZATION RISK: The Fund currently invests a substantial portion of its assets in Small- to mid- cap companies, and therefore it has capitalization risk. Small-cap companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices, and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

O DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.
O HEDGING RISK: The Fund can buy and sell futures contracts on broadly-based securities indexes and foreign currencies, put and call options, forward contracts and options on futures and broadly-based securities indexes. These are all referred to as "hedging instruments". The Fund does not use hedging instruments for speculative purposes. The Fund has limits on its use of hedging instruments and is not required to use them in seeking its investment objective. The Fund might use forward contracts to hedge foreign currency risks when buying and selling securities. It does not currently use other types of hedging extensively. There are special risks in particular hedging strategies. For example, options trading involves the payment of premiums and can increase portfolio turnover. If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the instrument has increased in value above the call price. If the Subadviser used a hedging instrument at the wrong time or judged market conditions incorrectly, the hedge might fall and the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

----------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

------------------------------------------------------------------ ---------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                        THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
------------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------------ ---------------------------------------------------------
O   Investing for long-term goals, such as retirement              O   Looking primarily for regular income
------------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------------ ---------------------------------------------------------
O   Seeking long-term capital growth from foreign investments      O   Seeking safety of principal
------------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------------ ---------------------------------------------------------
O   Willing to assume the greater risks of share price fluctuations that are typical of an aggressive fund focusing on growth stock instruments
------------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------------ ---------------------------------------------------------
 O  Willing to assume the risks of investing in both emerging and developed foreign countries
------------------------------------------------------------------ ---------------------------------------------------------

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
                           CALENDAR YEAR TOTAL RETURN


[BAR CHART GRAPHIC - 2002: -13.90%, 2003: 33.77%, 2004: 14.48%, 2005: 14.18%,
                     2006: 28.98%]

     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
Highest (Q2, 2003)                             18.39%
Lowest (Q3, 2002)                             -19.38%

AVERAGE ANNUAL TOTAL RETURNS
                                                                 ONE YEAR ENDED        FIVE YEARS ENDED
                                                INCEPTION       DECEMBER 31, 2006     DECEMBER 31, 2006    SINCE INCEPTION
AZL Oppenheimer International Growth Fund       11/5/2001            28.98%                 14.19%              14.29%
MSCI EAFE Index                                                      26.34%                 14.98%              15.17%


The Fund's performance is compared to the Morgan Stanley Capital International, Europe, Australasia and Far East (MSCI EAFE) Index, an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee                                   .77%
Distribution (12b-1) Fees                        .25%
Other Expenses(1)                                .25%
Total
Annual Fund Operating Expenses                  1.27%
Fee Waiver(2)                                   0.00%
Net Annual Fund Operating Expenses(2)           1.27%

(1) Other Expenses have been restated to reflect current expenses.
(2) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.45% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS           5 YEARS          10 YEARS
       $129               $403             $697             $1,534


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                         AZL(SM) OPPENHEIMER MAIN STREET FUND
--------------------------------------------------------------------------------
AZL(SM) OPPENHEIMER MAIN STREET FUND
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Oppenheimer Main Street Fund is a high total return.


The Fund invests mainly in common stocks of U.S. companies of different capitalization ranges, currently focusing on large-capitalization issuers. It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.

In selecting securities for the Fund, the Subadviser uses an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:
O MULTI-FACTOR QUANTITATIVE MODELS: These include a group of "top-down" models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (Small, mid, or large), industries, and value or growth styles. A group of "bottom-up" models helps to rank stocks in a universe typically including 3000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.
O FUNDAMENTAL RESEARCH: The Subadviser uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.
O JUDGMENT: The portfolio is then continuously rebalanced by the Subadviser, using the tools described above.


The Fund may engage in active and frequent trading in order to achieve its investment objectives.


For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:


O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
O CREDIT RISK: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.
O INTEREST RATE RISK: Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
O SECURITY QUALITY RISK: The Fund may invest in high yield, high risk, debt securities and unrated securities of similar quality. These lower quality securities have speculative characteristics and are more volatile and are more susceptible to credit risk than investment grade securities. Issuers of high yield bonds also may be more vulnerable to changes in the economy or to interest rate changes that might affect their ability to repay debt.
O FREQUENT TRADING: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can adversely affect the Fund's performance.


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

----------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Investing for long-term goals, such as retirement           O   Looking primarily for regular income
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Willing to assume the risks of short-term share price       O   Seeking safety of principal
    fluctuations
--------------------------------------------------------------- ------------------------------------------------------------

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

 PERFORMANCE BAR CHART AND TABLE (CLASS 2 SHARES)
                           CALENDAR YEAR TOTAL RETURN


[BAR CHART GRAPHIC - 2005: 5.45%, 2006: 14.59%]


     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
Highest (Q4, 2006)                               6.47%
Lowest (Q1, 2005)                               -2.04%

AVERAGE ANNUAL TOTAL RETURNS
                                                                                  ONE YEAR ENDED            SINCE
                                                              INCEPTION         DECEMBER 31, 2006         INCEPTION
AZL Oppenheimer Main Street Fund (Class 2)                    5/3/2004                14.59%                10.75%
S&P 500(R) Index                                                                      15.79%                11.78%


The performance of Class 2 shares of the Fund is compared to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500(R) Index"), an unmanaged index that consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


                                                    CLASS 1   CLASS 2
Management Fee(1)                                      .80%      .80%
Distribution (12b-1) Fees                              .00%      .25%
Other Expenses                                         .17%      .17%
Total Annual Fund Operating Expenses                  0.97%     1.22%
Fee Waiver(2)                                         0.02%     0.02%
Net Annual Fund Operating Expenses(1), (2)            0.95%     1.20%

(1) The Manager and the Fund Have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to .75% through April 30, 2008. If this voluntary fee reduction were reflected in the table, the Net Annual Operating Expenses would be 0.92% for Class 1 shares and 1.17% for Class 2 shares.
(2) The Manager and the Fund have entered into a written contract limiting operating expenses of Class 1 shares to 0.95% and Class 2 shares to 1.20% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the contract prospectus for more information regarding additional fees and expenses associated with your variable contract.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


                 1 YEAR           3 YEARS          5 YEARS           10 YEARS
     CLASS 1      $97              $307              $534             $1,188
     CLASS 2      $122             $385              $668             $1,476


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY        AZL(SM) PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND
--------------------------------------------------------------------------------
AZL(SM) PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL PIMCO Fundamental IndexPLUS Total Return Fund is to exceed the total return of the FTSE RAFI(TM) 1000 Index (the "RAFI Index").

Pacific Investment Management Company LLC ("PIMCO"), Subadviser to the Fund, seeks to achieve the Fund's investment objective by investing, under normal circumstances, substantially all of its assets in derivative instruments based on Enhanced RAFI(TM) 1000, an enhanced, performance recalibrated version of the RAFI Index, backed by a portfolio of short and intermediate term Fixed Income Instruments (as defined below). The RAFI Index and the Enhanced RAFI(TM) 1000, which were developed by Research Affiliates, LLC, are described below. The Fund may invest in common stocks, options, futures, options on futures, and swaps, including derivatives based on the RAFI Index. The Fund uses Enhanced RAFI(TM) 1000 derivatives in addition to, or in place of, the stocks included in the Enhanced RAFI(TM) 1000 to attempt to equal or exceed the performance of the RAFI Index. The values of Enhanced RAFI(TM) 1000 derivatives closely track changes in the value of the Enhanced RAFI(TM) 1000. However, Enhanced RAFI(TM) 1000 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly; consequently, the remainder of the assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, acting as a sub-subadviser to the Fund, provides investment advisory services in connection with the Fund's use of the Enhanced RAFI(TM) 1000 by, among other things, providing PIMCO, or counterparties designated by PIMCO, with a model portfolio reflecting the composition of the Enhanced RAFI(TM) 1000 for purposes of developing Enhanced RAFI(TM) 1000 derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration that normally varies from one to six years based on PIMCO's forecast for interest rates.

The RAFI Index is composed of the 1000 largest publicly traded U.S. companies by fundamental accounting value, which includes accounting data found in a company's annual report, selected from the constituents of the FTSE US All Cap Index. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, the RAFI Index is weighted by a combination of fundamental factors, including sales, cash flow, book values, and, if applicable, dividends. Sales, cash flow, and dividends are averaged over the prior five years. Indexes based on market capitalization, such as the S&P 500(R) Index, generally overweight stocks that are overvalued, and underweight stocks that are undervalued. Indexes based on fundamental factors, such as the RAFI Index, seek to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. The Enhanced RAFI(TM) 1000 is a performance recalibrated version of the RAFI Index that incorporates additional factors, such as the quality of corporate earnings and the risk of financial distress, and recalibrates existing factors utilized in the RAFI Index that affect a company's fundamental drivers of value. The Enhanced RAFI(TM) 1000 may also be rebalanced more frequently than the RAFI Index. The Fund seeks to remain invested in Enhanced RAFI(TM) 1000 derivatives or stocks included in the Enhanced RAFI(TM) 1000 even when the Enhanced RAFI(TM) 1000 is declining.


For purposes of the Fund, "Fixed Income Instruments" includes:

o Securities issued or guaranteed by the U.S. government, and by its agencies or government-sponsored enterprises, some of which may not be guaranteed by the U.S. Treasury;
o Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
o   Mortgage-backed and other asset-backed securities;
o   Inflation-indexed bonds issued both by governments and corporations;
o Structured notes, including hybrid or "indexed" securities, and event-linked bonds;
o   Loan participations and assignments;
o   Delayed funding loans and revolving credit facilities;
o   Bank certificates of deposit, fixed time deposits, and bankers' acceptances;
o   Repurchase agreements and reverse repurchase agreements;

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

o Debt securities issued by states or local governments and their agencies, authorities, and other government-sponsored enterprises;
o Obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; and
o   Obligations of international agencies or supranational entities.

The Fund typically seeks to gain exposure to the Enhanced RAFI(TM) 1000 by investing in total return index swap agreements. In a typical swap agreement, the Fund receives the price appreciation (or depreciation) on the Enhanced RAFI(TM) 1000 from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. Research Affiliates facilitates the Fund's use of the Enhanced RAFI(TM) 1000 by providing model portfolios of the constituent securities of the Enhanced RAFI(TM) 1000 to the Fund's swap counterparties in order that the counterparties can provide total return swaps based on the Enhanced RAFI(TM) 1000 to the Fund. Because the Enhanced RAFI(TM) 1000 is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, "baskets" of stocks, or individual securities to replicate the performance of the Enhanced RAFI(TM) 1000.

Though the Fund does not normally invest directly in the Enhanced RAFI(TM) 1000's constituent securities, when Enhanced RAFI(TM) 1000 derivatives appear to be overvalued relative to the Enhanced RAFI(TM) 1000, the Fund may invest all of its assets in a "basket" of Enhanced RAFI(TM) 1000 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every Enhanced RAFI(TM) 1000 stock and the return on the Enhanced RAFI(TM) 1000 itself. In such cases, PIMCO employs fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. The Fund also may invest in exchange traded funds.


Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P(R), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities of issuers based in countries with developing ( or "emerging market") economies. The Fund will normally limit its exposure to foreign currency, from non-U.S. dollar-denominated securities or currencies, to 20% of its total assets.


For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.

Under certain conditions, generally in a market where the value of both Enhanced RAFI(TM) 1000 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of the Enhanced RAFI(TM) 1000's constituent stocks. Investing in the Fund involves the following principal risks:
O INTEREST RATE RISK: As nominal interest rates rise, the value of fixed income securities held by a Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities ("TIPS"), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

O CREDIT RISK: A Fund could lose money if the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, or a loan of portfolio securities, is unwilling or unable to make payments of principal and/or interest in a timely manner, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.
O MARKET RISK: The values of securities fluctuate in response to the activities of individual companies and general stock market conditions. Prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.
O ISSUER RISK: The value of a security may decline for a number of reasons that are related directly to the issuer, such as management performance, financial leverage, and reduced demand for the issuers' goods or services.
O LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. A fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.
O DERIVATIVE INSTRUMENTS RISK: The Fund invests in derivatives. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and management risk. Derivatives also involved the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default.
O MORTGAGE RISK: A fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.


O HIGH YIELD RISK Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.


O FOREIGN RISK: Because the Fund may invest in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include risks related to different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies.
O CURRENCY RISK: Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of hedging position, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short period of time for a number of reason, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund's investment in foreign currency-denominated securities may reduce the returns of the Fund.


O EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign countries.


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

O LEVERAGING RISK: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery, or forward commitment transaction. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Subadviser will segregate or "earmark" liquid assets or otherwise cover transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. In addition, leverage, including borrowing, may exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities.
O MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment portfolio. Each of the Subadviser's individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that they will produce the desired results.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk Instruments Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the Statement of Additional Information.

----------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?
--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking to grow your capital over the long-term             O   Seeking a short-term investment
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking current income                                      O   Investing in emergency reserves
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Able to withstand volatility in the value of the shares
    of the Fund
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Looking for a fund that invests in income-producing equity instruments and debt securities and seeks to outperform broad market indexes
--------------------------------------------------------------- ------------------------------------------------------------

PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on May 1, 2006.

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee                                                      .75%
Distribution (12b-1) Fees                                           .25%
Other Expenses                                                      .19%
Total Annual Fund Operating Expenses                               1.19%
Fee Waiver(1)                                                      0.00%
Net Annual Fund Operating Expenses(1)                              1.19%

(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the contract prospectus for more information regarding additional fees and expenses associated with your variable contract.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS           5 YEARS          10 YEARS
       $121               $378             $654             $1,443


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                                   AZL(SM) S&P 500 INDEX FUND
--------------------------------------------------------------------------------
AZL(SM) S&P 500 INDEX FUND
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The AZL S&P 500 Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index (S&P 500(R)).


To pursue its goal the Fund's subadviser, The Dreyfus Corporation ("Dreyfus"), normally invests in all 500 stocks in the S&P 500(R) in proportion to their weighting in the index.

Dreyfus attempts to have a correlation between the Fund's performance and that of the S&P 500(R) Index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated.

The S&P 500(R) is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. S&P(R) adjusts each company's stock weighting in the index by the number of available float shares (those shares available to public investors) divided by the company's total shares outstanding, which means larger companies with more available float shares have greater representation in the index than Smaller ones.

In seeking to match the performance of the index, Dreyfus uses a passive management approach and purchases all or a representative sample of the stocks comprising the benchmark index. Dreyfus also may use stock index futures as a substitute for the sale or purchase of securities. Because the Fund has expenses, performance will tend to be slightly lower than that of the target benchmark.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500(R)," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by the Manager for use by the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The value of an investment in the Fund will fluctuate, sometimes dramatically. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund's principal risks are discussed below.
o MARKET RISK. The values of stocks fluctuate in response to the activities of individual companies and general market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
o INDEXING STRATEGY RISK. The Fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the performance of the Fund and the performance of the index may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, and the timing of purchases and redemptions of Fund shares.
o ISSUER RISK. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's products or services.
o DERIVATIVES RISK. The fund may invest in futures contracts whose performance is tied to the S&P 500(R) Index. While used primarily as a substitute for the sale or purchase of securities, such investments can increase the fund's volatility and lower its return. Derivatives, such as futures contracts, can be illiquid, and a Small investment in certain derivatives could have a potentially large impact on the Fund's performance.
o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties that permit the use of the intellectual property of such parties in connection with the investment strategies of the Fund. Such licenses may be terminated by the licensors, and as a result, the Fund may lose its ability to use the licensed name as a part of the name of the Fund or to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the Fund may have to change its investment strategies.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

OTHER POTENTIAL RISKS
The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the Fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

----------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o   Investing for long-term goals, such as retirement           o   Looking primarily for regular income
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o   Seeking long-term growth of capital through broad           o   Seeking to avoid the risk of market fluctuations
    exposure to better established U.S. companies
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
                                                                o   Seeking safety of principal
--------------------------------------------------------------- ------------------------------------------------------------

PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund is new and has not had a full calendar year of operations.

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


                                                 CLASS 1    CLASS 2
Management Fee                                     0.17%      0.17%
Distribution (12b-1) Fees                          0.00%      0.25%
Other Expenses                                     0.07%      0.07%
Total Annual Fund Operating Expenses               0.24%      0.49%
Fee Waiver(1)                                      0.00%      0.00%
Net Annual Fund Operating Expenses(1)              0.24%      0.49%

 (1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses of Class 1 shares to 0.24% and Class 2 shares to 0.49% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


                         1 YEAR           3 YEARS
     CLASS 1              $25               $77
     CLASS 2              $50              $157


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                AZL(SM) SCHRODER INTERNATIONAL Small CAP FUND
--------------------------------------------------------------------------------
AZL(SM) SCHRODER INTERNATIONAL Small CAP FUND
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The AZL Schroder International Small Cap Fund seeks to provide long-term capital appreciation.


The Fund invests primarily in the equity securities of Smaller companies located outside the United States.


Schroder Investment Management North America Inc. ("Schroders"), Subadviser to the Fund, normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in Small-capitalization companies (generally those with market capitalizations, based on the number of shares readily available in the market, of $3.5 billion or less at the time of investment) that it believes offer the potential for capital appreciation. The Fund will provide notice to shareholders at least 60 days prior to any change to this policy.


Schroders employs a fundamental investment approach that considers macroeconomic factors while focusing primarily on company-specific factors. These company-specific factors include the company's potential for long-term growth, financial condition, quality of management, and sensitivity to cyclical factors, as well as the relative value of the company's securities compared with those of other companies and the market as a whole. In selecting investments for the Fund, Schroders considers, among other things, whether a company is likely to have above-average earnings growth, whether its securities are attractively valued, and whether the company has any proprietary advantages. Schroders generally sells a security when its market price approaches the subadviser's estimate of fair value or when the subadviser identifies a significantly more attractive investment candidate.

The Fund generally emphasizes developed markets in Europe and the Pacific, with a limited allocation to emerging markets. Stocks of emerging-markets countries can be substantially more volatile and substantially less liquid than those of both U.S. and more developed foreign markets.

The Fund invests in companies that are Smaller and less well-known than larger, more widely held companies. Small companies tend to be more vulnerable to adverse developments than larger companies. Small companies may have limited product lines, markets, or financial resources, or they may depend on a limited management group. Their securities may trade infrequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about Small companies or less market interest in their securities as compared with larger companies, and it may take longer for the prices of these securities to reflect the full value of their issuers' earnings potential or assets.

It is important to note that market capitalization ranges change over time, and interpretations of size vary. Therefore, there is no standard definition of "Small-cap" and definitions may change over time and differ among different fund offerings.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.
o FOREIGN AND EMERGING MARKETS RISK: Because the Fund invests in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal, and disclosure standards, different trading markets and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign securities generally.
o CAPITALIZATION RISK: Small-capitalization companies may present additional risk because they may have less predictable earnings or no earnings, and more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

o INVESTMENT STYLE RISK: Returns from foreign Small-capitalization growth stocks may trail returns from the overall stock market. Historically, foreign Small cap stocks have been more volatile in price than the large cap stocks that dominate the overall market, and they often perform quite differently.
o COUNTRY/REGIONAL RISK: Local events, such as political upheaval, financial troubles, or natural disasters, may weaken a country's or a region's securities markets. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, its performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.
o CURRENCY RISK: Funds that invest in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention, or failure to intervene, by the U.S. or foreign governments, central banks, or supranational authorities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund's investments in foreign currency denominated securities may reduce the returns of the Fund.


o LIQUIDITY RISK: Liquidity risk arises when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve one or more of the following tend to have the greatest exposure to liquidity risk: securities of companies with Small market capitalizations, non-U.S. securities, derivatives, or securities with substantial market, or credit risk.


o SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

OTHER INVESTMENT POLICIES AND RISKS
Besides investing in stocks of foreign companies, the Fund may make other kinds of investments to achieve its objective.

The Fund may invest in preferred stocks and closed-end investment companies that invest primarily in foreign securities. With preferred stocks, holders receive set dividends from the issuer; their claim on the issuer's income and assets ranks before that of common-stock holders, but after that of bondholders. The Fund may also invest in convertible securities and warrants. Convertible securities are corporate debt securities that may be converted at either a stated price or a stated rate into underlying shares of common stock. Warrants are securities that permit their owners to purchase a specific number of stock shares at a predetermined price in the future.

The Fund may invest, to a limited extent, in derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a traditional security (such as a stock or bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500(R) Index). Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes. The Fund will not use derivatives for speculation or for the purpose of leveraging, or magnifying, investment returns.

The Fund may enter into forward foreign currency exchange contracts, which are a type of derivative contracts. A forward foreign currency exchange contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. Managers of funds that invest in foreign securities use these contracts to guard against sudden, unfavorable changes in the U.S. dollar/foreign currency exchange rates. These contracts, however, will not prevent the Fund's securities from falling in value during foreign market downswings.

TEMPORARY INVESTMENT MEASURES
The Fund may temporarily depart from its normal investment policies, for instance, by allocating substantial assets to cash investments in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses, but may otherwise fail to achieve its investment objective.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

----------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o   Investing for long-term goals, such as retirement           o   Looking primarily for regular income
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o   Seeking long-term capital growth from investments in        o   Seeking safety of principal
    foreign investments in Smaller companies
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o   Willing to assume the risk of investing in securities of    o   Seeking to avoid risks associated with Smaller
    foreign companies and exposure to emerging markets              companies of foreign countries
--------------------------------------------------------------- ------------------------------------------------------------

PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund is new and has not had a full calendar year of operations.
--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee                                                     1.00%
Distribution (12b-1) Fees                                          0.25%
Other Expenses                                                     0.40%
Total Annual Fund Operating Expenses                               1.65%
Fee Waiver(1)                                                      0.00%
Net Annual Fund Operating Expenses(1)                              1.65%

 (1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to 1.65% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS
       $168               $520


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                           AZL(SM) Small CAP STOCK INDEX FUND
--------------------------------------------------------------------------------
AZL(SM) Small CAP STOCK INDEX FUND
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The AZL Small Cap Stock Index Fund seeks to match the performance of the Standard & Poor's (S&P) SmallCap 600 Index(R).


To pursue this goal the Fund's subadviser, The Dreyfus Corporation ("Dreyfus"), invests in a representative sample of stocks included in the S&P SmallCap 600 Index(R) and in futures whose performance is related to the index, rather than attempting to replicate the index.

Dreyfus attempts to have a correlation between the Fund's performance and that of the index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated.

Dreyfus selects the Fund's investments using a "sampling" process based on market capitalization, industry representation, and other means. Using this sampling process, the Fund typically will not invest in all 600 stocks in the S&P SmallCap 600 Index(R). However, at times, the Fund may be fully invested in all the stocks that comprise the index. Under these circumstances, the Fund maintains approximately the same weighting for each stock as the index does.

The S&P SmallCap 600 Index(R) is composed of 600 domestic stocks with market capitalizations ranging between approximately $45 million and $4.2 billion, depending on index composition. S&P(R) adjusts each company's stock weighting in the index by the number of available float shares (those shares available to public investors) divided by the total shares outstanding of the company, which means larger companies with more available float shares have greater representation in the index than Smaller ones.

Small cap companies are generally new and often entrepreneurial companies. Small cap companies tend to grow faster than large cap companies, but frequently are more volatile, are more vulnerable to major setbacks, and fail more often than larger companies.

In seeking to match the performance of the index, Dreyfus uses a passive management approach and purchases all or a representative sample of the stocks comprising the benchmark index. Dreyfus also may use stock index futures as a substitute for the sale or purchase of securities. Because the Fund has expenses, performance will tend to be slightly lower than that of the target benchmark.

"Standard & Poor's(R)," "S&P(R)," and "Standard & Poor's SmallCap 600 Index(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The value of an investment in the Fund will fluctuate, sometimes dramatically. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The portfolio's principal risks are discussed below.
o MARKET RISK. The values of stocks fluctuate in response to the activities of individual companies and general market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
o INDEXING STRATEGY RISK. The Fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the performance of the Fund and the performance of the index may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, and the timing of purchases and redemptions of Fund shares.
O CAPITALIZATION RISK. Small cap companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices, and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices. The shares of Smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the price of Smaller companies' securities and the Fund's ability to sell them when the portfolio manager deems it appropriate. These companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. The value of some of the Fund's investments will rise and fall based on investor perception rather than economic factors.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

o ISSUER RISK. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's products or services.
o DERIVATIVES RISK. The fund may invest in futures contracts whose performance is tied to the S&P SmallCap 600 Index(R). While used primarily as a substitute for the sale or purchase of securities, such investments can increase the Fund's volatility and lower its return. Derivatives, such as futures contracts, can be illiquid, and a Small investment in certain derivatives could have a potentially large impact on the Fund's performance.
o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties that permit the use of the intellectual property of such parties in connection with the investment strategies of the Fund. Such licenses may be terminated by the licensors, and as a result, the Fund may lose its ability to use the licensed name to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the Fund may have to change its investment strategies.

OTHER POTENTIAL RISKS
The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the Fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

----------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o   Investing for long-term goals, such as retirement           o   Seeking to avoid market fluctuations
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o   Seeking long term growth of capital from broad exposure     o   ooking primarily for regular income
    to equities of Smaller companies
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o   Willing to accept the risk associated with securities of    o   More comfortable investing in larger, better
    Smaller, less-established companies                             established companies
--------------------------------------------------------------- ------------------------------------------------------------

PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund is new and has not had a full calendar year of operations.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee                                                     0.26%
Distribution (12b-1) Fees                                          0.25%
Other Expenses                                                     0.07%
Total Annual Fund Operating Expenses                               0.58%
Fee Waiver(1)                                                      0.00%
Net Annual Fund Operating Expenses(1)                              0.58%


(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to 0.58% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS
       $59                $186


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                             AZL TARGETPLUS(SM) BALANCED FUND
--------------------------------------------------------------------------------
AZL TARGETPLUS(SM) BALANCED FUND
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The AZL TargetPLUS Balanced Fund seeks to provide long-term capital appreciation with preservation of capital as an important consideration.


The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of equity and fixed income securities. The Fund may invest a significant portion of its total assets in securities of non-U.S. companies.

In seeking to achieve the Fund's investment objective, the Manager allocates the Fund's assets between the Fund's equity portfolio (the "Equity Portfolio") and the Fund's fixed income portfolio (the "Fixed Income Portfolio") in pursuit of a balanced investment program. Under normal market conditions, the Manager will allocate 45% to 55% of the Fund's assets to the Equity Portfolio and the remaining balance of the Fund's assets to the Fixed Income portfolio. This does not, however, restrict the Manager's ability to go above or below this range where the Manager considers it appropriate. First Trust Advisors L.P. ("First Trust") serves as the Subadviser for the Equity Portfolio and Pacific Investment Management Company LLC ("PIMCO") serves as the Subadviser for the Fixed Income Portfolio.

In the short term, allocations may vary from the Fund's target asset allocation. The Manager may change the asset allocation between the Fund's two portfolios from time to time if it believes that doing so will increase the Fund's ability to achieve its investment objective.

EQUITY PORTFOLIO

The Fund's Equity Portfolio invests in the common stocks of companies that are identified by a model based on five separate strategies.
o   20% in The Dow(R) Target Dividend Strategy,
o   20% in the Value Line(R) Target 25 Strategy,
o   20% in the Target Small-Cap 15 Strategy,
o   20% in the Global Dividend Target 15 Strategy, and
o   20% in the NYSE(R) International Target 25 Strategy

The securities for each strategy are selected annually on or about the last business day before each Stock Selection Date. The "Stock Selection Date" will be on or about December 1 of each year. For all of the strategies, First Trust generally follows a buy and hold strategy, trading as soon as practicable to the Stock Selection Date and/or when required by cash flow activity in the Equity Portfolio. First Trust may also trade because of mergers and acquisitions if the original stock is not the surviving company and to reinvest dividends.

Between Stock Selection Dates, when cash inflows and outflows require, First Trust purchases and sells common stocks for each of the strategies according to the approximate current percentage relationship among the shares of the stocks.

Certain provisions of the 1940 Act, as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, First Trust may depart from the investment strategy for the Fund's Equity Portfolio only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

THE DOW(R) TARGET DIVIDEND STRATEGY

This investment strategy looks for common stocks issued by companies that are expected to provide income and have the potential for capital appreciation. The Dow(R) Target Dividend Strategy seeks to achieve its objective by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend Index(SM) that have the best overall ranking on both the change in return on assets over the last 12 months and price-to-book ratio.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

First Trust selects the common stocks of the 20 companies in the following manner:
o Starting with the 100 stocks in the Dow Jones Select Dividend Index(SM), First Trust ranks the stocks from best (1) to worst (100) based on two factors:
    o Greatest change in return on assets over the last 12 months. An increase in return on assets generally indicates improving business fundamentals.
    o Price-to-book ratio. A lower, but positive, price-to-book ratio is generally used as an indication of value.
o First Trust then selects an approximately equally-weighted portfolio of the 20 stocks with the best overall ranking on the two factors.

VALUE LINE(R) TARGET 25 STRATEGY
The Value Line(R) Target 25 Strategy seeks to achieve its objective by investing in 25 of the 100 stocks to which Value Line(R) gives a #1 ranking for "Timeliness(TM)" based on the Value Line Investment Survey(R). The 25 stocks are selected on the basis of certain positive financial attributes. Value Line(R) ranks approximately 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges. Of these approximately 1,700 stocks, only 100 are given their #1 ranking for TimelinessTM, which reflects Value Line's view of their probable price performance during the next six to 12 months relative to the others. Value Line(R) bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are selected annually from the 100 stocks with the #1 ranking on or about the last business day before each Stock Selection Date.

Companies that, as of the Stock Selection Date, Value Line(R) has announced will be removed from Value Line's #1 ranking for TimelinessTM will be removed from the universe of securities from which stocks are selected for the Fund.

First Trust selects the common stocks of the 25 companies in the following manner:
o Starting with the 100 stocks to which Value Line(R) gives the #1 ranking for TimelinessTM, First Trust removes from consideration the stocks of companies considered to be financial companies and the stocks of companies whose shares are not listed on a U.S. securities exchange.
o First Trust then ranks the remaining stocks from the best (1) to worst (100) on the following four factors:
        o   6-month price appreciation, and
        o   12-month price appreciation, and
        o   Return on assets, and
        o   Price to cash flow.
o First Trust adds up the numerical ranks achieved by each company in the above steps and selects the 25 stocks with the lowest sums.

The selected stocks are weighted by market capitalization subject to the restriction that no stock will comprise less than approximately 1% or more than 7.5% of the Value Line(R) Target 25 Strategy portion of the portfolio on or about the Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

THE TARGET Small-CAP 15 STRATEGY
The Target Small-Cap Strategy seeks to achieve its objective by investing in the stocks of 15 Small-capitalization companies that have recently exhibited certain positive financial attributes.

First Trust selects the stocks of the 15 companies for this strategy in the following manner:

o First Trust begins with the stocks of all U.S. corporations that trade on the New York Stock Exchange (NYSE(R), the American Stock Exchange (AMEX), or the Nasdaq Stock market (Nasdaq) (excluding limited partnerships, American Depositary Receipts, and mineral and oil royalty trusts) on or about the Stock Selection Date.

o First Trust then selects companies that have a market capitalization between $500 million and $2.5 billion and whose stock has an average daily trading volume of at least $1 million.

o   First Trust then selects those stocks with positive three-year sales growth.

o From those stocks, First Trust selects the stocks whose most recent 12 month's earnings are positive.

o First Trust eliminates any stock whose price has appreciated by more than 75% in the preceding 12 months.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

o Finally, First Trust selects the 15 stocks with the greatest price appreciation in the previous 12 months. Each of the stock's weighting in the portfolio is based on its relative market capitalization (highest to lowest).

GLOBAL DIVIDEND TARGET 15 STRATEGY

The Global Dividend Target 15 Strategy seeks to achieve its objective by investing in the common stocks of certain companies included in the Dow Jones Industrial Average(SM) (DJIA(SM)), the Financial Times Ordinary Index (FT30 Index or Financial Times 30 Index), and the Hang Seng Index(SM). This strategy invests in the common stocks of the five companies with the lowest per share stock price of the ten companies in each of the DJIA(SM), the FT30 Index and the Hang Seng Index, respectively that have the highest indicated annual dividend yields ("Dividend Yields") in their respective index. First Trust selects the common stocks for this strategy in the following manner:
o First Trust determines the Dividend Yield on each common stock in the DJIA(SM), the FT30 Index and the Hang Seng Index;
o First Trust determines the ten companies in each of the DJIA(SM), the FT30 Index, and the Hang Seng Index that have the highest Dividend Yield in the respective index; and
o From those companies, First Trust then selects an approximately equally weighted portfolio of the common stocks of the 5 companies in each index with the lowest price per share.

NYSE(R) INTERNATIONAL TARGET 25 STRATEGY
This strategy invests in the common stocks of 25 companies selected from the stocks included in the NYSE International 100 Index(R). The NYSE International 100 Index(R) consists of the 100 largest non-U.S. stocks trading on the New York Stock Exchange.

First Trust selects the stocks of the 25 companies for this strategy in the following manner:
o First Trust begins with the stocks included in the Index on or about the Stock Selection Date.
o First Trust then screens for liquidity by eliminating companies with average daily trading volume for the prior three months below $300,000.
o   First Trust then ranks the remaining stocks based on two factors:
    o   Price-to-book ratio, and
    o   Price-to-cash flow ratio.
    Lower, but positive price-to-book ratios and price-to-cash flow ratios are generally used as an indication of value.
o From those companies, First Trust then selects an approximately equally weighted portfolio of the 25 stocks with the best overall ranking based on the two factors.

FIXED INCOME PORTFOLIO
For the Fund's Fixed Income Portfolio, the Manager may allocate from 0% to 100% of the Fund's assets allocated to the Fixed Income Portfolio to either of two separate strategies: the Total Return Strategy and the Diversified Income Strategy. The Manager may change the allocation between the two Fixed Income strategies at any time if it believes that doing so will increase the Fund's ability to achieve its investment objective.

For the Fixed Income Portfolio, "Fixed Income Instruments" include:
o Securities issued or guaranteed by the U.S. government, and by its agencies or government-sponsored enterprises, some of which may not be guaranteed by the U.S. Treasury;
o Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
o   Mortgage-backed and other asset-backed securities;
o   Inflation-indexed bonds issued both by governments and corporations;
o Structured notes, including hybrid or "indexed" securities, and event-linked bonds;
o   Loan participations and assignments;
o   Delayed funding loans and revolving credit facilities;
o   Bank certificates of deposit, fixed time deposits, and bankers' acceptances;
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

o   Repurchase agreements and reverse repurchase agreements;
o Debt securities issued by states or local governments and their agencies, authorities, and other government-sponsored enterprises;
o Obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; and
o   Obligations of international agencies or supranational entities.

TOTAL RETURN STRATEGY
The Total Return Strategy seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of Fixed Income Instruments (as defined above) of varying maturities. The average portfolio duration of this strategy normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates.

The Total Return Strategy invests primarily in investment grade debt securities, but may invest up to 10% of the total assets allocated to the strategy in high yield securities ("junk bonds") rated B or higher by Moody's or S&P(R) or, if unrated, determined by PIMCO to be of comparable quality. The Total Return Strategy may invest up to 30% of the total assets allocated to it in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Total Return Strategy may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging market") economies. The Total Return Strategy will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of the total assets allocated to it.

The Total Return Strategy may invest all of the assets allocated to it in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Total Return Strategy may not invest in equity securities. The Total Return Strategy may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as buy backs or dollar rolls. The "total return" sought by the strategy consists of income earned on the strategy's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

DIVERSIFIED INCOME STRATEGY
The Diversified Income Strategy seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a diversified pool of Fixed Income Instruments (as defined above) of varying maturities. The average portfolio duration of the Diversified Income Strategy normally varies within a three- to eight-year time frame based on PIMCO's forecast for interest rates.

The Diversified Income Strategy may invest in a diversified pool of corporate fixed income securities of varying maturities. The Diversified Income Strategy may invest all of its assets in high yield securities ("junk bonds") subject to a maximum of 10% of its total assets in securities rated below B by Moody's or by S&P(R) or, if unrated, determined by PIMCO to be of comparable quality.

The Diversified Income Strategy may invest in securities denominated in foreign currencies and U.S.-dollar-denominated securities of foreign issuers. The Diversified Income Strategy may have foreign currency exposure (from non-U.S. dollar denominated securities or currencies) up to 100% of its total assets. In addition, the Diversified Income Strategy may invest without limit in fixed income securities of issuers that are economically tied to emerging securities markets.

The Diversified Income Strategy may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Diversified Income Strategy may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The total return sought by the Diversified Income Strategy consists of income earned on the Strategy's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investment held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The Fund attempts to balance the goals of capital appreciation and preservation of capital by investing its assets at a targeted allocation of 45% to 55% in equity securities and 45% to 55% in fixed income securities. The allocation targets are intended to help moderate the impact of equity market volatility on the returns of the Fund by diversifying the Fund. Since the Fund invests relatively equally in equity and fixed income securities, the risks associated with investing in the Fund are more or less equalized among the types of risk associated with the Fund's two primary asset classes. The Fund invests a higher percentage of its assets in fixed income securities and a lower percentage in equity securities than either the AZL TargetPLUS Moderate Fund or the AZL TargetPLUS Growth Fund.

THE FUND FACES THE FOLLOWING PRINCIPAL RISKS:
O MARKET RISK: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities market generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.
O ISSUER RISK: The value of a security may decline for a number of reasons that are related directly to the issuer, such as management performance, financial leverage, and reduced demand for the issuers' goods or services.
O MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment portfolio. The individual portfolio managers of each of the Fund's two Subadvisers will apply investment techniques and risk analyses in making investment decisions for their respective portion of the Fund's assets, but there can be no guarantee that they will produce the desired results.
O ALLOCATION RISK. Allocation risk refers to the possibility that the Manager could allocate assets in a manner which results in the Fund underperforming other similar funds. Because the Fund's two underlying portfolios represent different asset classes, each portfolio is subject to different levels and combinations of risk, depending on the Fund's exact asset allocation.
O LIMITED MANAGEMENT RISK: The Equity Portfolio's strategy of investing in companies according to criteria determined on or about the last business day before each Stock Selection Date prevents the Equity Portfolio from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. This investment strategy may also prevent the Fund from taking advantage of opportunities available to other similar funds.
O STRATEGY SELECTION RISK: The risk that the Manager could allocate assets in a manner that will cause the Funds to underperform other funds with similar investment objectives. The Manager may have a potential conflict of interest in allocating Fixed Income Portfolio assets between the Diversified Income Strategy and the Total Return Strategy because the subadvisory fee rate it pays to the Subadviser are different for the two strategies.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

O INVESTMENT STRATEGY RISK: Certain strategies used in the Equity Portfolio involve selecting common stocks that have high dividend yields relative to other common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

    Certain strategies involve selecting common stocks of issuers that have experienced certain rates of growth in sales and stocks that have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline. Value Line's TimelinessTM rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line(R). There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund's Equity Portfolio may underperform other similar investments.

O INTEREST RATE RISK: As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities ("TIPS"), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.
O CREDIT RISK: The Fund could lose money if the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, or a loan of portfolio securities, is unwilling or unable to make payments of principal and/or interest in a timely manner, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. Municipal bonds are subject to the risk that litigation, legislation, or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.
O HIGH YIELD RISK Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.
O LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.
O DERIVATIVE INSTRUMENTS RISK: A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or index. Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and management risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance the Fixed Income Portfolio will engage in these transactions to reduce exposure to other risks when doing so would be beneficial.
O MORTGAGE RISK: Investing in mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a fund because the fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007
O LEVERAGING RISK: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery, or forward commitment transaction. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate or "earmark" liquid assets or otherwise cover transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. In addition, leverage may exaggerate the effect of any increase or decrease in the value of the Fund's securities.
O CONCENTRATION RISK. The Equity Portfolio invests in a limited number of securities, and the securities selected for the strategies used to manage the Equity Portfolio may be issued by companies concentrated in particular industries, including consumer products and technology. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Equity Portfolio invests may be more volatile and subject to greater risk of adverse developments that may affect many of the companies in which the Equity Portfolio invests, than a mixture of stocks of companies from a wide variety of industries. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.
O Small CAPITALIZATION RISK: Investing in Small-capitalization companies may present additional risk because such companies have less predictable earning or no earnings, more volatile share prices, and less liquid securities than large-capitalization companies. Small-capitalization companies may live limited product lines or service offerings, shorter operating histories, less experienced management, and more limited financial resources than larger companies. Small-cap stocks may not be widely followed by the investment community, resulting in less demand and lower trading volumes.
O FOREIGN RISK: Foreign securities may experience more rapid and extreme changes in value than securities of U.S. companies, and owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. The securities markets of many foreign countries are relatively Small, with a limited number of companies representing a Small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes, or diplomatic developments could adversely affect the Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments. In the Equity Portfolio, all of the securities in the NYSE(R) International Target 25 Strategy, the majority of the securities in the Global Dividend Target 15 Strategy, and certain of the securities in other strategies are issued by foreign companies.
O EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign countries.
O CURRENCY RISK: Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of a hedging position, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reason, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad. As a result, investment in foreign currency-denominated securities may reduce the Fund's returns.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

O DIVIDEND RISK. There is no guarantee that the issuers of the stocks held by the Equity Portfolio will declare dividends in the future or that if declared, they will either remain at current levels or increase over time. Because a significant portion of the securities held by the Fixed Income Portfolio may have variable or floating interest rates, the amounts of its monthly distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease.
O LICENSE TERMINATION RISK. The Equity Portfolio relies on licenses from third parties granted to First Trust that permit the use of the intellectual property of such parties in connection with the investment strategies of the Equity Portfolio. Such licenses may be terminated by the licensors, and as a result, the Equity Portfolio may lose its ability to use the licensed name in certain investment strategies utilized by the Equity Portfolio or to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the Equity Portfolio may have to change its investment strategies.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

----------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o   Investing for long-term goals, such as retirement           o   Seeking a short-term investment
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o   Seeking capital appreciation and are willing to accept      o   Investing in emergency reserves
    the higher volatility associated with investing in
    foreign stocks and bonds
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o   Seeking income and growth of capital
--------------------------------------------------------------- ------------------------------------------------------------

PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund is new and has not had a full calendar year of operations.

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee                                                     0.52%
Distribution (12b-1) Fees                                          0.25%
Other Expenses                                                     0.12%
Total Annual Fund Operating Expenses                               0.89%
Fee Waiver(1)                                                      0.00%
Net Annual Fund Operating Expenses(1)                              0.89%

(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to 0.89% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement.



Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS
       $91                $284


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                               AZL TARGETPLUS(SM) EQUITY FUND
--------------------------------------------------------------------------------
AZL TARGETPLUS(SM) EQUITY FUND
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES The investment objective of the AZL TargetPLUS Equity Fund is total return.

The Fund seeks to achieve its objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, in the common stocks of companies that are identified by a model based on five separate strategies.
o   20% in The Dow(R) Target Dividend Strategy,
o   20% in the Value Line(R) Target 25 Strategy,
o   20% in the Target Small-Cap 15 Strategy,
o   20% in the Global Dividend Target 15 Strategy, and
o   20% in the NYSE(R) International Target 25 Strategy

The Fund will provide notice to shareholders at least 60 days prior to any change to this policy.



The securities for each strategy are selected annually on or about the last business day before each Stock Selection Date. The "Stock Selection Date" will be on or about December 1 of each year. First Trust Advisors L.P. ("First Trust") serves as the Fund's Subadviser and generally follows a buy and hold strategy for each of the five investment strategies, trading as soon as practicable to the Stock Selection Date and/or when required by cash flow activity in the Fund. First Trust may also trade because of mergers and acquisitions if the original stock is not the surviving company and to reinvest dividends.

Between Stock Selection Dates, when cash inflows and outflows require, the Fund purchases and sells common stocks for each of the strategies according to the approximate current percentage relationship among the shares of the stocks.

Certain provisions of the 1940 Act, as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, First Trust may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.


The performance of the Fund will depend on First Trust's ability to effectively implement the investment strategies of the Fund and also on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE DOW(R) TARGET DIVIDEND STRATEGY
This investment strategy looks for common stocks issued by companies that are expected to provide income and have the potential for capital appreciation. The Dow(R) Target Dividend Strategy seeks to achieve its objective by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend Index(SM) that have the best overall ranking on both the change in return on assets over the last 12 months and price-to-book ratio.

First Trust selects the common stocks of the 20 companies in the following manner:
o Starting with the 100 stocks in the Dow Jones Select Dividend Index(SM), First Trust ranks the stocks from best (1) to worst (100) based on two factors:
    o Greatest change in return on assets over the last 12 months. An increase in return on assets generally indicates improving business fundamentals.
    o Price-to-book ratio. A lower, but positive, price-to-book ratio is generally used as an indication of value.
o First Trust then selects an approximately equally-weighted portfolio of the 20 stocks with the best overall ranking on the two factors.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

VALUE LINE(R) TARGET 25 STRATEGY

The Value Line(R) Target 25 Strategy seeks to achieve its objective by investing in 25 of the 100 stocks to which Value Line(R) gives a #1 ranking for "Timeliness(TM)" based on the Value Line Investment Survey(R). The 25 stocks are selected on the basis of certain positive financial attributes. Value Line(R) ranks approximately 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges. Of these approximately 1,700 stocks, only 100 are given their #1 ranking for TimelinessTM, which reflects Value Line's view of their probable price performance during the next six to 12 months relative to the others. Value Line(R) bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are selected annually from the 100 stocks with the #1 ranking on or about the last business day before each Stock Selection Date.

Companies that, as of the Stock Selection Date, Value Line(R) has announced will be removed from Value Line's #1 ranking for TimelinessTM will be removed from the universe of securities from which stocks are selected for the Fund.

First Trust selects the common stocks of the 25 companies in the following manner:
o Starting with the 100 stocks to which Value Line(R) gives the #1 ranking for TimelinessTM, First Trust removes from consideration the stocks of companies considered to be financial companies and the stocks of companies whose shares are not listed on a U.S. securities exchange.



o First Trust then ranks the remaining stocks from the best (1) to worst (100) on the following four factors:
    o   6-month price appreciation, and
    o   12-month price appreciation, and
    o   Return on assets, and
    o   Price to cash flow.
o First Trust adds up the numerical ranks achieved by each company in the above steps and selects the 25 stocks with the lowest sums.

The selected stocks are weighted by market capitalization subject to the restriction that no stock will comprise less than approximately 1% or more than 7.5% of the Value Line(R) Target 25 Strategy portion of the portfolio on or about the Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.


THE TARGET Small-CAP 15 STRATEGY
The Target Small-Cap Strategy seeks to achieve its objective by investing in the stocks of 15 Small-capitalization companies that have recently exhibited certain positive financial attributes.


First Trust selects the stocks of the 15 companies for this strategy in the following manner:
o First Trust begins with the stocks of all U.S. corporations that trade on the New York Stock Exchange (NYSE(R), the American Stock Exchange (AMEX), or the Nasdaq Stock market (Nasdaq) (excluding limited partnerships, ADRs, and mineral and oil royalty trusts) on or about the Stock Selection Date.
o First Trust then selects companies that have a market capitalization between $500 million and $2.5 billion and whose stock has an average daily trading volume of at least $1 million.
o   First Trust then selects those stocks with positive three-year sales growth.
o From those stocks, First Trust selects the stocks whose most recent 12 month's earnings are positive.
o First Trust eliminates any stock whose price has appreciated by more than 75% in the preceding 12 months.
o Finally, the Subadviser selects the 15 stocks with the greatest price appreciation in the previous 12 months. Each of the stock's weighting in the portfolio is based on its relative market capitalization (highest to lowest).



GLOBAL DIVIDEND TARGET 15 STRATEGY

The Global Dividend Target 15 Strategy seeks to achieve its objective by investing in the common stocks of certain companies included in the Dow Jones Industrial Average(SM) (DJIA(SM)), the Financial Times Ordinary Index (FT30 Index or Financial Times 30 Index), and the Hang Seng Index(SM). This strategy invests in the common stocks of the five companies with the lowest per share stock price of the ten companies in each of the DJIA(SM), the FT30 Index and the Hang Seng Index, respectively that have the highest indicated annual dividend yields ("Dividend Yields") in their respective index. First Trust selects the common stocks for this strategy in the following manner:

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

o First Trust determines the Dividend Yield on each common stock in the DJIA(SM), the FT30 Index and the Hang Seng Index;
o First Trust determines the ten companies in each of the DJIA(SM), the FT30 Index, and the Hang Seng Index that have the highest Dividend Yield in the respective index; and
o From those companies, First Trust then selects an approximately equally weighted portfolio of the common stocks of the 5 companies in each index with the lowest price per share.

NYSE(R) INTERNATIONAL TARGET 25 STRATEGY
This strategy invests in the common stocks of 25 companies selected from the stocks included in the NYSE International 100 Index(R). The NYSE International 100 Index(R) consists of the 100 largest non-U.S. stocks trading on the New York Stock Exchange.


First Trust selects the stocks of the 25 companies for this strategy in the following manner:

o First Trust begins with the stocks included in the Index on or about the Stock Selection Date.
o First Trust then screens for liquidity by eliminating companies with average daily trading volume for the prior three months below $300,000.
    o   First Trust then ranks the remaining stocks based on two factors:
    o   Price-to-book ratio, and
    o   Price-to-cash flow ratio.


    Lower, but positive price-to-book ratios and price-to-cash flow ratios are generally used as an indication of value.

o From those companies, First Trust then selects an approximately equally weighted portfolio of the 25 stocks with the best overall ranking based on the two factors.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. A variety of factors may influence its investment performance, such as:


O MARKET RISK: Because the Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.
O INVESTMENT STRATEGY RISK: Certain strategies involve selecting common stocks that have high dividend yields relative to other common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained. Certain strategies involve selecting common stocks of issuers that have experienced certain rates of growth in sales and stocks that have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.
    Value Line's TimelinessTM rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line(R). There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund may underperform other similar investments.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

O LIMITED MANAGEMENT RISK: The Fund's strategy of investing in companies according to criteria determined on or about the last business day before each Stock Selection Date prevents the Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Fund from taking advantage of opportunities available to other funds.
O FOREIGN RISK: Because the Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. All of the securities in the NYSE(R) International Target 25 Strategy, the majority of the securities in the Global Dividend Target 15 Strategy, and certain of the securities in other strategies are issued by foreign companies.
O Small CAPITALIZATION RISK: Investing in Small-capitalization companies may present additional risk because such companies have less predictable earning or no earnings, more volatile share prices, and less liquid securities than large-capitalization companies. Small-capitalization companies may live limited product lines or service offerings, shorter operating histories, less experienced management, and more limited financial resources than larger companies. Small-cap stocks may not be widely followed by the investment community, resulting in less demand and lower trading volumes.
O CURRENCY RISK: Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of a hedging position, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reason, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad. As a result, investment in foreign currency-denominated securities may reduce the Fund's returns.
O CONCENTRATION RISK. The Fund invests in a limited number of securities, and the securities selected for the strategies used to manage this Fund may be issued by companies concentrated in particular industries, including consumer products and technology. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Fund invests may be more volatile and subject to greater risk of adverse developments that may affect many of the companies in which the Fund invests, than a mixture of stocks of companies from a wide variety of industries. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.
O DIVIDENDS. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that if declared, they will either remain at current levels or increase over time.
O LICENSE TERMINATION RISK. The Fund relies on licenses from third parties granted to First Trust that permit the use of the intellectual property of such parties in connection with the investment strategies of the Fund. Such licenses may be terminated by the licensors, and as a result, the Fund may lose its ability to use the licensed name as a part of the name of the Fund or to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the Fund may have to change its investment strategies.


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

----------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?
--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o   Investing for long-term goals, such as retirement           o   Looking primarily for regular income
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o   Seeking long-term growth of capital                         o   Seeking safety of principal
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o   More comfortable with established, well-known companies
--------------------------------------------------------------- ------------------------------------------------------------

PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on December 27, 2006.

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee(1)                                                  0.60%
Distribution (12b-1) Fees                                          0.25%
Other Expenses                                                     0.12%
Total Annual Fund Operating Expenses                               0.97%
Fee Waiver(2)                                                      0.18%
Net Annual Fund Operating Expenses(2)                              0.79%

(1) The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.45% through April 30, 2008.
(2) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to 0.79% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS
       $81                $291


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                               AZL TARGETPLUS(SM) GROWTH FUND
--------------------------------------------------------------------------------
AZL TARGETPLUS(SM) GROWTH FUND
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The AZL TargetPLUS Growth Fund seeks to provide long-term capital appreciation.


The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of equity and fixed income securities. The Fund may invest a significant portion of its total assets in securities of non-U.S. companies.


In seeking to achieve the Fund's investment objective, the Manager allocates the Fund's assets between the Fund's equity portfolio (the "Equity Portfolio") and the Fund's fixed income portfolio (the "Fixed Income Portfolio") in pursuit of a balanced investment program. Under normal market conditions, the Manager will allocate 75% to 85% of the Fund's assets to the Equity Portfolio and the remaining balance of the Fund's assets to the Fixed Income portfolio. This does not, however, restrict the Manager's ability to go above or below this range where the Manager considers it appropriate. First Trust Advisors L.P. ("First Trust") serves as the Subadviser for the Equity Portfolio and Pacific Investment Management Company LLC ("PIMCO") serves as the Subadviser for the Fixed Income Portfolio.


In the short term, allocations may vary from the Fund's target asset allocation. The Manager may change the asset allocation between the Fund's two portfolios from time to time if it believes that doing so will increase the Fund's ability to achieve its investment objective.

EQUITY PORTFOLIO

The Fund's Equity Portfolio invests in the common stocks of companies that are identified by a model based on five separate strategies.
o   20% in The Dow(R) Target Dividend Strategy,
o   20% in the Value Line(R) Target 25 Strategy,
o   20% in the Target Small-Cap 15 Strategy,
o   20% in the Global Dividend Target 15 Strategy, and
o   20% in the NYSE(R) International Target 25 Strategy

The securities for each strategy are selected annually on or about the last business day before each Stock Selection Date. The "Stock Selection Date" will be on or about December 1 of each year. For all of the strategies, First Trust generally follows a buy and hold strategy, trading as soon as practicable to the Stock Selection Date and/or when required by cash flow activity in the Equity Portfolio. First Trust may also trade because of mergers and acquisitions if the original stock is not the surviving company and to reinvest dividends.

Between Stock Selection Dates, when cash inflows and outflows require, First Trust purchases and sells common stocks for each of the strategies according to the approximate current percentage relationship among the shares of the stocks.


Certain provisions of the 1940 Act, as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, First Trust may depart from the investment strategy for the Fund's Equity Portfolio only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

THE DOW(R) TARGET DIVIDEND STRATEGY
This investment strategy looks for common stocks issued by companies that are expected to provide income and have the potential for capital appreciation. The Dow(R) Target Dividend Strategy seeks to achieve its objective by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend Index(SM) that have the best overall ranking on both the change in return on assets over the last 12 months and price-to-book ratio.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

First Trust selects the common stocks of the 20 companies in the following manner:


o Starting with the 100 stocks in the Dow Jones Select Dividend Index(SM), First Trust ranks the stocks from best (1) to worst (100) based on two factors:
    o Greatest change in return on assets over the last 12 months compared to the prior 12-month period. An increase in return on assets generally indicates improving business fundamentals.
    o Price-to-book ratio. A lower, but positive, price-to-book ratio is generally used as an indication of value.
o First Trust then selects an approximately equally-weighted portfolio of the 20 stocks with the best overall ranking on the two factors.


VALUE LINE(R) TARGET 25 STRATEGY
The Value Line(R) Target 25 Strategy seeks to achieve its objective by investing in 25 of the 100 stocks to which Value Line(R) gives a #1 ranking for "Timeliness(TM)" based on the Value Line Investment Survey(R). The 25 stocks are selected on the basis of certain positive financial attributes. Value Line(R) ranks approximately 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges. Of these approximately 1,700 stocks, only 100 are given their #1 ranking for TimelinessTM, which reflects Value Line's view of their probable price performance during the next six to 12 months relative to the others. Value Line(R) bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are selected annually from the 100 stocks with the #1 ranking on or about the last business day before each Stock Selection Date.

Companies that, as of the Stock Selection Date, Value Line(R) has announced will be removed from Value Line's #1 ranking for TimelinessTM will be removed from the universe of securities from which stocks are selected for the Fund.

First Trust selects the common stocks of the 25 companies in the following manner:
o Starting with the 100 stocks to which Value Line(R) gives the #1 ranking for TimelinessTM, First Trust removes from consideration the stocks of companies considered to be financial companies and the stocks of companies whose shares are not listed on a U.S. securities exchange.
o First Trust then ranks the remaining stocks from the best (1) to worst (100) on the following four factors:
    o   6-month price appreciation, and
    o   12-month price appreciation, and
    o   Return on assets, and
    o   Price to cash flow.
o First Trust adds up the numerical ranks achieved by each company in the above steps and selects the 25 stocks with the lowest sums.

The selected stocks are weighted by market capitalization subject to the restriction that no stock will comprise less than approximately 1% or more than 7.5% of the Value Line(R) Target 25 Strategy portion of the portfolio on or about the Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.


THE TARGET Small-CAP 15 STRATEGY
The Target Small-Cap Strategy seeks to achieve its objective by investing in the stocks of 15 Small-capitalization companies that have recently exhibited certain positive financial attributes.

First Trust selects the stocks of the 15 companies for this strategy in the following manner:
o First Trust begins with the stocks of all U.S. corporations that trade on the New York Stock Exchange (NYSE(R), the American Stock Exchange (AMEX), or the Nasdaq Stock market (Nasdaq) (excluding limited partnerships, American Depositary Receipts, and mineral and oil royalty trusts) on or about the Stock Selection Date.
o First Trust then selects companies that have a market capitalization between $500 million and $2.5 billion and whose stock has an average daily trading volume of at least $1 million.
o   First Trust then selects those stocks with positive three-year sales growth.
o From those stocks, First Trust selects the stocks whose most recent 12 month's earnings are positive.
o First Trust eliminates any stock whose price has appreciated by more than 75% in the preceding 12 months.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

o Finally, First Trust selects the 15 stocks with the greatest price appreciation in the previous 12 months. Each of the stock's weighting in the portfolio is based on its relative market capitalization (highest to lowest).

GLOBAL DIVIDEND TARGET 15 STRATEGY


The Global Dividend Target 15 Strategy seeks to achieve its objective by investing in the common stocks of certain companies included in the Dow Jones Industrial Average(SM) (DJIA(SM)), the Financial Times Ordinary Index (FT30 Index or Financial Times 30 Index), and the Hang Seng Index(SM). This strategy invests in the common stocks of the five companies with the lowest per share stock price of the ten companies in each of the DJIA(SM), the FT30 Index and the Hang Seng Index, respectively that have the highest indicated annual dividend yields ("Dividend Yields") in their respective index. First Trust selects the common stocks for this strategy in the following manner:

o First Trust determines the Dividend Yield on each common stock in the DJIA(SM), the FT30 Index and the Hang Seng Index;
o First Trust determines the ten companies in each of the DJIA(SM), the FT30 Index, and the Hang Seng Index that have the highest Dividend Yield in the respective index; and
o From those companies, First Trust then selects an approximately equally weighted portfolio of the common stocks of the 5 companies in each index with the lowest price per share.


NYSE(R) INTERNATIONAL TARGET 25 STRATEGY


This strategy invests in the common stocks of 25 companies selected from the stocks included in the NYSE International 100 Index(R). The NYSE International 100 Index(R) consists of the 100 largest non-U.S. stocks trading on the New York Stock Exchange.


First Trust selects the stocks of the 25 companies for this strategy in the following manner:


o First Trust begins with the stocks included in the Index on or about the Stock Selection Date.
o First Trust then screens for liquidity by eliminating companies with average daily trading volume for the prior three months below $300,000.
o   First Trust then ranks the remaining stocks based on two factors:
        o   Price-to-book ratio, and
        o   Price-to-cash flow ratio.
    Lower, but positive price-to-book ratios and price-to-cash flow ratios are generally used as an indication of value.
o From those companies, First Trust then selects an approximately equally weighted portfolio of the 25 stocks with the best overall ranking based on the two factors.


FIXED INCOME PORTFOLIO
For the Fund's Fixed Income Portfolio, the Manager may allocate from 0% to 100% of the Fund's assets allocated to the Fixed Income Portfolio to either of two separate strategies: the Total Return Strategy and the Diversified Income Strategy. The Manager may change the allocation between the two Fixed Income strategies at any time if it believes that doing so will increase the Fund's ability to achieve its investment objective.

For Fixed Income Portfolio, "Fixed Income Instruments" include:
o Securities issued or guaranteed by the U.S. government, and by its agencies or government-sponsored enterprises, some of which may not be guaranteed by the U.S. Treasury;
o Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
o   Mortgage-backed and other asset-backed securities;
o   Inflation-indexed bonds issued both by governments and corporations;
o Structured notes, including hybrid or "indexed" securities, and event-linked bonds;
o   Loan participations and assignments;
o   Delayed funding loans and revolving credit facilities;
o   Bank certificates of deposit, fixed time deposits, and bankers' acceptances;
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

o   Repurchase agreements and reverse repurchase agreements;
o Debt securities issued by states or local governments and their agencies, authorities, and other government-sponsored enterprises;
o Obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; and
o   Obligations of international agencies or supranational entities.


TOTAL RETURN STRATEGY
The Total Return Strategy seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of Fixed Income Instruments (as defined below) of varying maturities. The average portfolio duration of this strategy normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates.

The Total Return Strategy invests primarily in investment grade debt securities, but may invest up to 10% of the total assets allocated to the strategy in high yield securities ("junk bonds") rated B or higher by Moody's or S&P(R) or, if unrated, determined by PIMCO to be of comparable quality. The Total Return Strategy may invest up to 30% of the total assets allocated to it in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Total Return Strategy may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging market") economies. The Total Return Strategy will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of the total assets allocated to it.


The Total Return Strategy may invest all of the assets allocated to it in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Total Return Strategy may not invest in equity securities. The Total Return Strategy may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as buy backs or dollar rolls. The "total return" sought by the strategy consists of income earned on the strategy's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


DIVERSIFIED INCOME STRATEGY
The Diversified Income Strategy seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a diversified pool of Fixed Income Instruments (as defined above) of varying maturities. The average portfolio duration of the Diversified Income Strategy normally varies within a three- to eight-year time frame based on PIMCO's forecast for interest rates.


The Diversified Income Strategy may invest in a diversified pool of corporate fixed income securities of varying maturities. The Diversified Income Strategy may invest all of its assets in high yield securities ("junk bonds") subject to a maximum of 10% of its total assets in securities rated below B by Moody's or by S&P(R) or, if unrated, determined by PIMCO to be of comparable quality.

The Diversified Income Strategy may invest in securities denominated in foreign currencies and U.S.-dollar-denominated securities of foreign issuers. The Diversified Income Strategy may have foreign currency exposure (from non-U.S. dollar denominated securities or currencies) up to 100% of its total assets. In addition, the Diversified Income Strategy may invest without limit in fixed income securities of issuers that are economically tied to emerging securities markets.

The Diversified Income Strategy may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Diversified Income Strategy may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The total return sought by the Diversified Income Strategy consists of income earned on the Strategy's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investment held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The Fund attempts to balance the goals of capital appreciation and preservation of capital by investing its assets at a targeted allocation of 75% to 85% in equity securities and 15% to 25% in fixed income securities. The allocation targets are intended to help moderate the impact of equity market volatility on the returns of the Fund by diversifying the Fund. Since the Fund invests a higher proportion of its assets in equity securities and a lower proportion in fixed income securities than either the AZL TargetPLUS Balanced Fund or the AZL TargetPLUS Moderate Fund, the Fund is more subject to the risks associated with the Equity Portfolio and less subject to those associated with the Fixed Income Portfolio than either of the two other similar Funds.

THE FUND FACES THE FOLLOWING PRINCIPAL RISKS:


O MARKET RISK: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities market generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.
O ISSUER RISK: The value of a security may decline for a number of reasons that are related directly to the issuer, such as management performance, financial leverage, and reduced demand for the issuers' goods or services.
O MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment portfolio. The individual portfolio managers of each of the Fund's two Subadvisers will apply investment techniques and risk analyses in making investment decisions for their respective portion of the Fund's assets, but there can be no guarantee that they will produce the desired results.
O ALLOCATION RISK. Allocation risk refers to the possibility that the Manager could allocate assets in a manner which results in the Fund underperforming other similar funds. Because the Fund's two underlying portfolios represent different asset classes, each portfolio is subject to different levels and combinations of risk, depending on the Fund's exact asset allocation.
O STRATEGY SELECTION RISK: The risk that the Manager could allocate assets in a manner that will cause the Funds to underperform other funds with similar investment objectives. The Manager may have a potential conflict of interest in allocating Fixed Income Portfolio assets between the Diversified Income Strategy and the Total Return Strategy because the subadvisory fee rate it pays to the Subadviser are different for the two strategies.
O INVESTMENT STRATEGY RISK: Certain strategies used in the Equity Portfolio involve selecting common stocks that have high dividend yields relative to other common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007 Certain strategies involve selecting common stocks of issuers that have experienced certain rates of growth in sales and stocks that have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline. Value Line's TimelinessTM rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line(R). There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund's Equity Portfolio may underperform other similar investments.
O LIMITED MANAGEMENT RISK: The Equity Portfolio's strategy of investing in companies according to criteria determined on or about the last business day before each Stock Selection Date prevents the Equity Portfolio from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. This investment strategy may also prevent the Fund from taking advantage of opportunities available to other similar funds.
O Small CAPITALIZATION RISK: Investing in Small-capitalization companies may present additional risk because such companies have less predictable earning or no earnings, more volatile share prices, and less liquid securities than large-capitalization companies. Small-capitalization companies may live limited product lines or service offerings, shorter operating histories, less experienced management, and more limited financial resources than larger companies. Small-cap stocks may not be widely followed by the investment community, resulting in less demand and lower trading volumes.
O CONCENTRATION RISK. The Equity Portfolio invests in a limited number of securities, and the securities selected for the strategies used to manage the Equity Portfolio may be issued by companies concentrated in particular industries, including consumer products and technology. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Equity Portfolio invests may be more volatile and subject to greater risk of adverse developments that may affect many of the companies in which the Equity Portfolio invests, than a mixture of stocks of companies from a wide variety of industries. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.
O FOREIGN RISK: Foreign securities may experience more rapid and extreme changes in value than securities of U.S. companies, and owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. The securities markets of many foreign countries are relatively Small, with a limited number of companies representing a Small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes, or diplomatic developments could adversely affect the Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments. In the Equity Portfolio, all of the securities in the NYSE(R) International Target 25 Strategy, the majority of the securities in the Global Dividend Target 15 Strategy, and certain of the securities in other strategies are issued by foreign companies.
O EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign countries.
O CURRENCY RISK: Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of a hedging position, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reason, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad. As a result, investment in foreign currency-denominated securities may reduce the Fund's returns.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007
O DIVIDEND RISK. There is no guarantee that the issuers of the stocks held by the Equity Portfolio will declare dividends in the future or that if declared, they will either remain at current levels or increase over time. Because a significant portion of the securities held by the Fixed Income Portfolio may have variable or floating interest rates, the amounts of its monthly distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease.
O INTEREST RATE RISK: As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities ("TIPS"), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.
O CREDIT RISK: The Fund could lose money if the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, or a loan of portfolio securities, is unwilling or unable to make payments of principal and/or interest in a timely manner, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. Municipal bonds are subject to the risk that litigation, legislation, or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.
O HIGH YIELD RISK: Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.
O LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.
O DERIVATIVE INSTRUMENTS RISK: A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or index. Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and management risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance the Fixed Income Portfolio will engage in these transactions to reduce exposure to other risks when doing so would be beneficial.
O MORTGAGE RISK: Investing in mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a fund because the fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

O LEVERAGING RISK: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery, or forward commitment transaction. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate or "earmark" liquid assets or otherwise cover transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. In addition, leverage may exaggerate the effect of any increase or decrease in the value of the Fund's securities.
O LICENSE TERMINATION RISK. The Equity Portfolio relies on licenses from third parties granted to First Trust that permit the use of the intellectual property of such parties in connection with the investment strategies of the Equity Portfolio. Such licenses may be terminated by the licensors, and as a result, the Equity Portfolio may lose its ability to use the licensed name in certain investment strategies utilized by the Equity Portfolio or to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the Equity Portfolio may have to change its investment strategies.


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

----------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?
--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o   Investing for long-term goals, such as retirement           o   Seeking a short-term investment
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o   Seeking capital appreciation and are willing to accept      o   Investing in emergency reserves
    the higher volatility associated with investing in
    foreign stocks and bonds
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o   Seeking growth of capital                                   o   Seeking safety of principal
--------------------------------------------------------------- ------------------------------------------------------------

PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund is new and has not had a full calendar year of operations.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee                                                     0.52%
Distribution (12b-1) Fees                                          0.25%
Other Expenses                                                     0.12%
Total Annual Fund Operating Expenses                               0.89%
Fee Waiver(1)                                                      0.00%
Net Annual Fund Operating Expenses(1)                              0.89%


(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to 0.89% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS
       $91                $284


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                             AZL TARGETPLUS(SM) MODERATE FUND
--------------------------------------------------------------------------------
AZL TARGETPLUS(SM) MODERATE FUND
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The AZL TargetPLUS Moderate Fund seeks to provide long-term capital appreciation.


The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of equity and fixed income securities. The Fund may invest a significant portion of its total assets in securities of non-U.S. companies.


In seeking to achieve the Fund's investment objective, the Manager allocates the Fund's assets between the Fund's equity portfolio (the "Equity Portfolio") and the Fund's fixed income portfolio (the "Fixed Income Portfolio") in pursuit of a balanced investment program. Under normal market conditions, the Manager will allocate 60% to 70% of the Fund's assets to the Equity Portfolio and the remaining balance of the Fund's assets to the Fixed Income portfolio. This does not, however, restrict the Manager's ability to go above or below this range where the Manager considers it appropriate. First Trust Advisors L.P. ("First Trust") serves as the Subadviser for the Equity Portfolio and Pacific Investment Management Company LLC ("PIMCO") serves as the Subadviser for the Fixed Income Portfolio. In the short term, allocations may vary from the Fund's target asset allocation. The Manager may change the asset allocation between the Fund's two portfolios from time to time if it believes that doing so will increase the Fund's ability to achieve its investment objective.

EQUITY PORTFOLIO
The Fund's Equity Portfolio invests in the common stocks of companies that are identified by a model based on five separate strategies.
o   20% in The Dow(R) Target Dividend Strategy,
o   20% in the Value Line(R) Target 25 Strategy,
o   20% in the Target Small-Cap 15 Strategy,
o   20% in the Global Dividend Target 15 Strategy, and
o   20% in the NYSE(R) International Target 25 Strategy

The securities for each strategy are selected annually on or about the last business day before each Stock Selection Date. The "Stock Selection Date" will be on or about December 1 of each year. For all of the strategies, First Trust generally follows a buy and hold strategy, trading as soon as practicable to the Stock Selection Date and/or when required by cash flow activity in the Equity Portfolio. First Trust may also trade because of mergers and acquisitions if the original stock is not the surviving company and to reinvest dividends.


Between Stock Selection Dates, when cash inflows and outflows require, First Trust purchases and sells common stocks for each of the strategies according to the approximate current percentage relationship among the shares of the stocks.


Certain provisions of the 1940 Act, as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, First Trust may depart from the investment strategy for the Fund's Equity Portfolio only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.


THE DOW(R) TARGET DIVIDEND STRATEGY


This investment strategy looks for common stocks issued by companies that are expected to provide income and have the potential for capital appreciation. The Dow(R) Target Dividend Strategy seeks to achieve its objective by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend Index(SM) that have the best overall ranking on both the change in return on assets over the last 12 months and price-to-book ratio.


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

First Trust selects the common stocks of the 20 companies in the following manner:


o Starting with the 100 stocks in the Dow Jones Select Dividend Index(SM), First Trust ranks the stocks from best (1) to worst (100) based on two factors:
    o Greatest change in return on assets over the last 12 months. An increase in return on assets generally indicates improving business fundamentals.
    o Price-to-book ratio. A lower, but positive, price-to-book ratio is generally used as an indication of value.
o First Trust then selects an approximately equally-weighted portfolio of the 20 stocks with the best overall ranking on the two factors.

VALUE LINE(R) TARGET 25 STRATEGY
The Value Line(R) Target 25 Strategy seeks to achieve its objective by investing in 25 of the 100 stocks to which Value Line(R) gives a #1 ranking for "Timeliness(TM)" based on the Value Line Investment Survey(R). The 25 stocks are selected on the basis of certain positive financial attributes. Value Line(R) ranks approximately 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges. Of these approximately 1,700 stocks, only 100 are given their #1 ranking for TimelinessTM, which reflects Value Line's view of their probable price performance during the next six to 12 months relative to the others. Value Line(R) bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are selected annually from the 100 stocks with the #1 ranking on or about the last business day before each Stock Selection Date.

Companies that, as of the Stock Selection Date, Value Line(R) has announced will be removed from Value Line's #1 ranking for TimelinessTM will be removed from the universe of securities from which stocks are selected for the Fund.


First Trust selects the common stocks of the 25 companies in the following manner:


o Starting with the 100 stocks to which Value Line(R) gives the #1 ranking for TimelinessTM, First Trust removes from consideration the stocks of companies considered to be financial companies and the stocks of companies whose shares are not listed on a U.S. securities exchange.
o First Trust then ranks the remaining stocks from the best (1) to worst (100) on the following four factors:
    o   6-month price appreciation, and
    o   12-month price appreciation, and
    o   Return on assets, and
    o   Price to cash flow.
o First Trust adds up the numerical ranks achieved by each company in the above steps and selects the 25 stocks with the lowest sums.

The selected stocks are weighted by market capitalization subject to the restriction that no stock will comprise less than approximately 1% or more than 7.5% of the Value Line(R) Target 25 Strategy portion of the portfolio on or about the Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.


THE TARGET Small-CAP 15 STRATEGY
The Target Small-Cap Strategy seeks to achieve its objective by investing in the stocks of 15 Small-capitalization companies that have recently exhibited certain positive financial attributes.

First Trust selects the stocks of the 15 companies for this strategy in the following manner:

o First Trust begins with the stocks of all U.S. corporations that trade on the New York Stock Exchange (NYSE(R), the American Stock Exchange (AMEX), or the Nasdaq Stock market (Nasdaq) (excluding limited partnerships, American Depositary Receipts, and mineral and oil royalty trusts) on or about the Stock Selection Date.
o First Trust then selects companies that have a market capitalization between $500 million and $2.5 billion and whose stock has an average daily trading volume of at least $1 million.
o   First Trust then selects those stocks with positive three-year sales growth.
o From those stocks, First Trust selects the stocks whose most recent 12 month's earnings are positive.
o First Trust eliminates any stock whose price has appreciated by more than 75% in the preceding 12 months.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

o Finally, First Trust selects the 15 stocks with the greatest price appreciation in the previous 12 months. Each of the stock's weighting in the portfolio is based on its relative market capitalization (highest to lowest).


GLOBAL DIVIDEND TARGET 15 STRATEGY
The Global Dividend Target 15 Strategy seeks to achieve its objective by investing in the common stocks of certain companies included in the Dow Jones Industrial Average(SM) (DJIA(SM)), the Financial Times Ordinary Index (FT30 Index or Financial Times 30 Index), and the Hang Seng Index(SM). This strategy invests in the common stocks of the five companies with the lowest per share stock price of the ten companies in each of the DJIA(SM), the FT30 Index and the Hang Seng Index, respectively that have the highest indicated annual dividend yields ("Dividend Yields") in their respective index. First Trust selects the common stocks for this strategy in the following manner:

o First Trust determines the Dividend Yield on each common stock in the DJIA(SM), the FT30 Index and the Hang Seng Index;
o First Trust determines the ten companies in each of the DJIA(SM), the FT30 Index, and the Hang Seng Index that have the highest Dividend Yield in the respective index; and
o From those companies, First Trust then selects an approximately equally weighted portfolio of the common stocks of the 5 companies in each index with the lowest price per share.

NYSE(R) INTERNATIONAL TARGET 25 STRATEGY
This strategy invests in the common stocks of 25 companies selected from the stocks included in the NYSE International 100 Index(R). The NYSE International 100 Index(R) consists of the 100 largest non-U.S. stocks trading on the New York Stock Exchange.


First Trust selects the stocks of the 25 companies for this strategy in the following manner:


o First Trust begins with the stocks included in the Index on or about the Stock Selection Date.
o First Trust then screens for liquidity by eliminating companies with average daily trading volume for the prior three months below $300,000.
o   First Trust then ranks the remaining stocks based on two factors:
    o   Price-to-book ratio, and
    o   Price-to-cash flow ratio.
    Lower, but positive price-to-book ratios and price-to-cash flow ratios are generally used as an indication of value.
o From those companies, First Trust then selects an approximately equally weighted portfolio of the 25 stocks with the best overall ranking based on the two factors.


FIXED INCOME PORTFOLIO
For the Fund's Fixed Income Portfolio, the Manager may allocate from 0% to 100% of the Fund's assets allocated to the Fixed Income Portfolio to either of two separate strategies: the Total Return Strategy and the Diversified Income Strategy. The Manager may change the allocation between the two Fixed Income strategies at any time if it believes that doing so will increase the Fund's ability to achieve its investment objective.

For purposes of the Fixed Income Portfolio, "Fixed Income Instruments" include:

o Securities issued or guaranteed by the U.S. government, and by its agencies or government-sponsored enterprises, some of which may not be guaranteed by the U.S. Treasury;
o Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
o   Mortgage-backed and other asset-backed securities;
o   Inflation-indexed bonds issued both by governments and corporations;
o Structured notes, including hybrid or "indexed" securities, and event-linked bonds;
o   Loan participations and assignments;
o   Delayed funding loans and revolving credit facilities;
o   Bank certificates of deposit, fixed time deposits, and bankers' acceptances;
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

o   Repurchase agreements and reverse repurchase agreements;
o Debt securities issued by states or local governments and their agencies, authorities, and other government-sponsored enterprises;
o Obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; and
o   Obligations of international agencies or supranational entities.

TOTAL RETURN STRATEGY
The Total Return Strategy seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of Fixed Income Instruments (as defined below) of varying maturities. The average portfolio duration of this strategy normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates.


The Total Return Strategy invests primarily in investment grade debt securities, but may invest up to 10% of the total assets allocated to the strategy in high yield securities ("junk bonds") rated B or higher by Moody's or S&P(R) or, if unrated, determined by PIMCO to be of comparable quality. The Total Return Strategy may invest up to 30% of the total assets allocated to it in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Total Return Strategy may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging market") economies. The Total Return Strategy will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of the total assets allocated to it.


The Total Return Strategy may invest all of the assets allocated to it in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Total Return Strategy may not invest in equity securities. The Total Return Strategy may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as buy backs or dollar rolls. The "total return" sought by the strategy consists of income earned on the strategy's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


DIVERSIFIED INCOME STRATEGY
The Diversified Income Strategy seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a diversified pool of Fixed Income Instruments (as defined above) of varying maturities. The average portfolio duration of the Diversified Income Strategy normally varies within a three- to eight-year time frame based on PIMCO's forecast for interest rates.


The Diversified Income Strategy may invest in a diversified pool of corporate fixed income securities of varying maturities. The Diversified Income Strategy may invest all of its assets in high yield securities ("junk bonds") subject to a maximum of 10% of its total assets in securities rated below B by Moody's or by S&P(R) or, if unrated, determined by PIMCO to be of comparable quality.

The Diversified Income Strategy may invest in securities denominated in foreign currencies and U.S.-dollar-denominated securities of foreign issuers. The Diversified Income Strategy may have foreign currency exposure (from non-U.S. dollar denominated securities or currencies) up to 100% of its total assets. In addition, the Diversified Income Strategy may invest without limit in fixed income securities of issuers that are economically tied to emerging securities markets.

The Diversified Income Strategy may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Diversified Income Strategy may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The total return sought by the Diversified Income Strategy consists of income earned on the Strategy's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investment held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The Fund attempts to balance the goals of capital appreciation and preservation of capital by investing its assets at a targeted allocation of 60% to 70% in equity securities and 30% to 40% in fixed income securities. The allocation targets are intended to help moderate the impact of equity market volatility on the returns of the Fund by diversifying the Fund. Since the Fund invests a higher proportion of its assets in equity securities and a lower proportion in fixed income securities than the AZL TargetPLUS Balanced Fund, the Fund is more subject to the risks associated with the Equity Portfolio and less subject to those associated with the Fixed Income Portfolio than the AZL TargetPLUS Balanced Fund. Conversely, the Fund is less subject to the risks associated with the Equity Portfolio and more subject to those associated with the Fixed Income Portfolio than the AZL TargetPLUS Growth Fund because the AZL TargetPLUS Growth Fund allocates a still higher percentage of its assets to equity investments.

THE FUND FACES THE FOLLOWING PRINCIPAL RISKS:


O MARKET RISK: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities market generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.
O ISSUER RISK: The value of a security may decline for a number of reasons that are related directly to the issuer, such as management performance, financial leverage, and reduced demand for the issuers' goods or services.
O MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment portfolio. The individual portfolio managers of each of the Fund's two Subadvisers will apply investment techniques and risk analyses in making investment decisions for their respective portion of the Fund's assets, but there can be no guarantee that they will produce the desired results.
O ALLOCATION RISK: Allocation risk refers to the possibility that the Manager could allocate assets in a manner which results in the Fund underperforming other similar funds. Because the Fund's two underlying portfolios represent different asset classes, each portfolio is subject to different levels and combinations of risk, depending on the Fund's exact asset allocation.
O LIMITED MANAGEMENT RISK: The Equity Portfolio's strategy of investing in companies according to criteria determined on or about the last business day before each Stock Selection Date prevents the Equity Portfolio from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. This investment strategy may also prevent the Fund from taking advantage of opportunities available to other similar funds.
O STRATEGY SELECTION RISK: The risk that the Manager could allocate assets in a manner that will cause the Funds to underperform other funds with similar investment objectives. The Manager may have a potential conflict of interest in allocating Fixed Income Portfolio assets between the Diversified Income Strategy and the Total Return Strategy because the subadvisory fee rate it pays to the Subadviser are different for the two strategies.

O INVESTMENT STRATEGY RISK: Certain strategies used in the Equity Portfolio involve selecting common stocks that have high dividend yields relative to other common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

    Certain strategies involve selecting common stocks of issuers that have experienced certain rates of growth in sales and stocks that have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline. Value Line's TimelinessTM rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line(R). There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund's Equity Portfolio may underperform other similar investments.
O Small CAPITALIZATION RISK: Investing in Small-capitalization companies may present additional risk because such companies have less predictable earning or no earnings, more volatile share prices, and less liquid securities than large-capitalization companies. Small-capitalization companies may live limited product lines or service offerings, shorter operating histories, less experienced management, and more limited financial resources than larger companies. Small-cap stocks may not be widely followed by the investment community, resulting in less demand and lower trading volumes.
O CONCENTRATION RISK. The Equity Portfolio invests in a limited number of securities, and the securities selected for the strategies used to manage the Equity Portfolio may be issued by companies concentrated in particular industries, including consumer products and technology. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Equity Portfolio invests may be more volatile and subject to greater risk of adverse developments that may affect many of the companies in which the Equity Portfolio invests, than a mixture of stocks of companies from a wide variety of industries. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.
O INTEREST RATE RISK: As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities ("TIPS"), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.
O CREDIT RISK: The Fund could lose money if the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, or a loan of portfolio securities, is unwilling or unable to make payments of principal and/or interest in a timely manner, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. Municipal bonds are subject to the risk that litigation, legislation, or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.
O HIGH YIELD RISK: Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.
O LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007
O DERIVATIVE INSTRUMENTS RISK: A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or index. Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and management risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance the Fixed Income Portfolio will engage in these transactions to reduce exposure to other risks when doing so would be beneficial.
O MORTGAGE RISK: Investing in mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a fund because the fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.
O LEVERAGING RISK: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery, or forward commitment transaction. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate or "earmark" liquid assets or otherwise cover transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. In addition, leverage may exaggerate the effect of any increase or decrease in the value of the Fund's securities.
O FOREIGN RISK: Foreign securities may experience more rapid and extreme changes in value than securities of U.S. companies, and owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. The securities markets of many foreign countries are relatively Small, with a limited number of companies representing a Small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes, or diplomatic developments could adversely affect the Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments. In the Equity Portfolio, all of the securities in the NYSE(R) International Target 25 Strategy, the majority of the securities in the Global Dividend Target 15 Strategy, and certain of the securities in other strategies are issued by foreign companies.
O EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign countries.
O CURRENCY RISK: Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of a hedging position, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reason, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad. As a result, investment in foreign currency-denominated securities may reduce the Fund's returns.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

O DIVIDEND RISK: There is no guarantee that the issuers of the stocks held by the Equity Portfolio will declare dividends in the future or that if declared, they will either remain at current levels or increase over time. Because a significant portion of the securities held by the Fixed Income Portfolio may have variable or floating interest rates, the amounts of its monthly distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease.
O LICENSE TERMINATION RISK. The Equity Portfolio relies on licenses from third parties granted to First Trust that permit the use of the intellectual property of such parties in connection with the investment strategies of the Equity Portfolio. Such licenses may be terminated by the licensors, and as a result, the Equity Portfolio may lose its ability to use the licensed name in certain investment strategies utilized by the Equity Portfolio or to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the Equity Portfolio may have to change its investment strategies.


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

----------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o   Investing in long-term goals, such as retirement            o   Seeking a short-term investment
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o   Seeking capital appreciation and are willing to accept      o   Investing in emergency reserves
    the higher volatility associated with investing in
    foreign stocks and bonds
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o   Seeking growth of capital                                   o   Seeking safety of principal
--------------------------------------------------------------- ------------------------------------------------------------

PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund is new and has not had a full calendar year of operations.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee                                                     0.52%
Distribution (12b-1) Fees                                          0.25%
Other Expenses                                                     0.12%
Total Annual Fund Operating Expenses                               0.89%
Fee Waiver(1)                                                      0.00%
Net Annual Fund Operating Expenses(1)                              0.89%

(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to 0.89% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement.



Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS
       $91                $284


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                    AZL(SM) VAN KAMPEN AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
AZL(SM) VAN KAMPEN AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Van Kampen Aggressive Growth Fund is capital growth.


In pursuit of its objective, the Fund normally invests at least 65% of its total assets in common stocks or other equity securities, including preferred stocks and convertible securities, that the Fund's Subadviser believes have an above-average potential for capital growth.

In selecting securities for investment, the Fund focuses primarily on equity securities of Small and medium-sized companies, although the Fund may invest its assets in securities of large-sized companies that the Subadviser believes have an above-average potential for capital growth. Under current market conditions, the Fund's Subadviser generally defines Small- and medium-sized companies by reference to those companies within or below the capitalization range of companies represented in the Russell MidCap Growth Index.


The Fund's primary approach is to seek what the Fund's Subadviser believes to be attractive growth opportunities on an individual company basis. The Fund's Subadviser uses a "bottom-up" disciplined style of investing that emphasizes the analysis of individual stocks rather than economic and market cycles. The Fund's Subadviser believes that stock prices are driven by expected earnings growth, the expected long-term sustainability of that growth and the market's valuation of those factors. Therefore, in selecting securities for investment, the Fund's Subadviser seeks those companies that it believes are currently mispriced based on growth expectations and the sustainability of that growth in the market. The Fund generally seeks companies that appear to be positioned to produce an attractive level of future earnings through the development of new products, services or markets or as a result of changing markets or industry conditions.


The Fund does not limit its investments to any single group or type of security. The Fund may invest in securities involving special circumstances, such as initial public offerings, companies with new management or management reliant upon one or a few key people, special products and techniques, limited or cyclical product lines, markets or resources or unusual developments, such as mergers, liquidations, bankruptcies or leveraged buyouts.


The Fund generally sells securities of a company when a company's growth potential, and/or the sustainability of that growth, flattens or declines. Other factors may include changes in the company's operations or relative market performance, changes in the appreciation possibilities offered by individual securities, changes in the market trends or other factors affecting an individual security, changes in economic or market factors in general or with respect to a particular industry, and other circumstances bearing on the desirability of a given investment.

The Fund may invest up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Fund may invest up to 10% of its assets in real estate investment trusts ("REITs"). The Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.

The Fund may engage in active and frequent trading in order to achieve its investment objectives.


For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
O AGGRESSIVE GROWTH STOCKS RISK: Companies that the Fund's Subadviser believes have significant growth potential are often companies with new, limited or cyclical product lines, markets or financial resources and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.
O CAPITALIZATION RISK: To the extent the Fund invests significantly in Small or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
o CONVERTIBLE SECURITIES RISK: The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise, and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund.
O FOREIGN AND EMERGING MARKETS RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as risks related to different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.
O DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.
O FREQUENT TRADING: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can adversely affect the Fund's performance.


For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

----------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Investing for long-term goals, such as retirement           O   Seeking safety of principal
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking to add an aggressive growth component to your       O   Investing for the short-term or investing emergency
    portfolio                                                       reserves
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking capital appreciation and are willing to accept      O   Looking primarily for regular income
    the higher volatility associated with investing in Small-
    and mid-cap growth stocks
--------------------------------------------------------------- ------------------------------------------------------------

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
                           CALENDAR YEAR TOTAL RETURN



[BAR CHART GRAPHIC - 2002: -32.35%, 2003: 37.59%, 2004: 14.32%, 2005: 10.95%,
                     2006: 5.08%]

     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
Highest (Q2, 2003)                             18.25%
Lowest (Q3, 2002)                             -15.12%

AVERAGE ANNUAL TOTAL RETURNS
                                                                ONE YEAR ENDED       FIVE YEARS ENDED        SINCE
                                                 INCEPTION     DECEMBER 31, 2006    DECEMBER 31, 2006      INCEPTION
AZL Van Kampen Aggressive Growth Fund            5/1/2001            5.08%                4.41%              0.09%
Russell MidCap Growth Index                                         10.66%                8.22%              5.52%


The Fund's performance is compared to the Russell MidCap Growth Index, an unmanaged index which measures the performance of individual securities found in the Russell MidCap universe with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee(1)                                                   .90%
Distribution (12b-1) Fees                                           .25%
Other Expenses(2)                                                   .14%
Total Annual Fund Operating Expenses                               1.29%
Fee Waiver(3)                                                      0.00%
Net Annual Fund Operating Expenses(1),(3)                          1.29%

(1) The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to .80% on the first $100 million of assets, .75% on the next $150 million of assets and .80% on the next $250 million of assets through April 30, 2008. If this voluntary fee reduction were reflected in the table, the Net Annual Fund Operating Expense would be lower.
(2) Other Expenses have been restated to reflect current expenses.
(3) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.30% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS           5 YEARS          10 YEARS
       $131               $409             $708             $1,556


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                             AZL(SM) VAN KAMPEN COMSTOCK FUND
--------------------------------------------------------------------------------
AZL(SM) VAN KAMPEN COMSTOCK FUND
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Van Kampen Comstock Fund is to seek capital growth and income through investing in equity securities, including common stocks, preferred stocks and convertible securities.


In pursuit of its objective, the Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks. In selecting securities for investment, the Fund focuses primarily on the security's potential for capital growth and income.

The Fund emphasizes a "value" style of investing in seeking well-established, undervalued companies. The Fund's Subadviser generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The Fund may invest in issuers of Small-, medium- or large-capitalization companies.

The Fund may dispose of a security whenever, in the opinion of the Fund's Subadviser, factors indicate it is desirable to do so. Such factors include changes in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, change in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

The Fund may invest up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Fund may purchase or sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.


The Fund may invest up to 10% of its total assets in real estate investment trusts (REITs).


For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
O VALUE STOCKS RISK: A "value" style of investing emphasizes undervalued companies with characteristics that might lead to improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.
O CAPITALIZATION RISK: To the extent the Fund Invests significantly in Small or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

O FOREIGN AND EMERGING MARKETS RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investments in developed countries.


O REAL ESTATE INVESTMENTS RISK: The performance of real estate investments (REITs) depends on the strength of real estate markets, REIT management and property management which can be affected by many factors, including national and regional economic conditions.


O DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

----------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?
--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking capital growth and income over the long term        O   Seeking safety of principal
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Investing for long-term goals, such as retirement           O   Investing for the short-term or investing emergency
                                                                    reserves
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking to add a value stock component to your portfolio    O   Looking primarily for regular income
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Can withstand volatility in the value of their investment
--------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
                           CALENDAR YEAR TOTAL RETURN


[BAR CHART GRAPHIC - 2002: -19.87, 2003: 30.53%, 2004: 17.12%, 2005: 3.92%,
                     2006: 15.76%]
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
Highest (Q2, 2003)                             17.73%
Lowest (Q3, 2002)                             -18.94%

AVERAGE ANNUAL TOTAL RETURNS
                                                               ONE YEAR ENDED      FIVE YEARS ENDED
                                             INCEPTION        DECEMBER 31, 2006    DECEMBER 31, 2006    SINCE INCEPTION
AZL Van Kampen Comstock Fund                 5/1/2001              15.76%                8.06%               5.99%
Russell 1000 Value Index                                           22.25%               10.86%               8.66%


The Fund's performance is compared to the Russell 1000 Value Index, an unmanaged index that measures the performance of the certain securities found in the Russell universe with less-than-average growth orientation and low price-to-book and earnings ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided by the Fund. Investors cannot invest directly in an index, although they can invest in its underlying securities.

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee(1)                                                   .73%
Distribution (12b-1) Fees                                           .25%
Other Expenses                                                      .10%
Total Annual Fund Operating Expenses                               1.08%
Fee Waiver(2)                                                      0.00%
Net Annual Fund Operating Expenses (2)                             1.08%

(1) The Manager and the fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.75% on the first $100 million of assets, 0.70% on assets from $100 million to $500 million and 0.65% on assets over $500 million through April 30, 2008. If this temporary fee reduction were reflected in the table, the Net Annual Fund Operating Expense would be lower.
(2) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS           5 YEARS          10 YEARS
       $110               $343             $595             $1,317


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                    AZL(SM) VAN KAMPEN EQUITY AND INCOME FUND
--------------------------------------------------------------------------------
AZL(SM) VAN KAMPEN EQUITY AND INCOME FUND
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Van Kampen Equity and Income Fund is to seek the highest possible income consistent with safety of principal, with long-term growth of capital as an important secondary objective.


Under normal market conditions, the Fund invests at least 65% of its total assets in income-producing equity securities. The Subadviser seeks to achieve the Fund's investment objectives by investing primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities.

The Fund emphasizes a value style of investing, seeking well-established, undervalued companies that the Fund's Subadviser believes offer the potential for income with safety of principal and long-term growth of capital. At times, the Subadviser may emphasize certain sectors. Portfolio securities are typically sold when the asses(SM)ents of the Fund's Subadviser of the income or growth potential of such securities materially change.

The Fund may invest up to 15% of its total assets in REITs and up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Fund may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
O VALUE STOCKS RISK: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.
O FOREIGN AND EMERGING MARKETS RISK: Because the Fund may invest in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, may present greater risk than investing in foreign issuers generally.


o CONVERTIBLE SECURITIES RISK: The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise, and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund.


O CREDIT RISK: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

O INTEREST RATE RISK: Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.


O DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.
O INCOME RISK: Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bonds.
O CALL RISK: If interest rates fall, it is possible that issuers of callable securities held by the Fund will call or prepay their securities before their maturity dates. In this event, the proceeds from the called securities would most likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund's income and distributions to shareholders and termination of any conversion option on convertible securities.
O INDUSTRY SECTOR RISK: At times, the Fund may invest a significant portion of its assets in the securities of companies involved in the financial services sector. By focusing on a particular sector from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wider variety of sectors. Financial services companies are subject to extensive government regulation, which may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock price is especially sensitive to interest rate changes throughout the world, as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations and development of new products and structures are all likely to have a significant impact on financial services companies.
O REAL ESTATE INVESTMENTS RISK: The performance of real estate investments (REIT's) depends on the strength of real estate markets, REIT management and property management which can be affected by many factors, including national and regional economic conditions.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

----------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?
---------------------------------------------------------------------- -----------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                            THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
---------------------------------------------------------------------- -----------------------------------------------------
---------------------------------------------------------------------- -----------------------------------------------------
O   Seeking a high level of income                                     O   Seeking a short-term investment
---------------------------------------------------------------------- -----------------------------------------------------
---------------------------------------------------------------------- -----------------------------------------------------
O   Seeking to grow your capital over the long-term                    O   Investing in emergency reserves
---------------------------------------------------------------------- -----------------------------------------------------
---------------------------------------------------------------------- -----------------------------------------------------
O   Able to withstand volatility in the value of the shares of the
    Fund
---------------------------------------------------------------------- -----------------------------------------------------
---------------------------------------------------------------------- -----------------------------------------------------
O   Looking for a fund that emphasizes a value style of investing and invests primarily in income-producing equity instruments and debt securities
---------------------------------------------------------------------- -----------------------------------------------------

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
                           CALENDAR YEAR TOTAL RETURN


[BAR CHART GRAPHIC - 2005: 6.75%, 2006: 12.52%]

     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
Highest (Q3, 2006)                             4.93%
Lowest (Q1, 2005)                              -1.01%

AVERAGE ANNUAL TOTAL RETURNS
                                                                                    ONE YEAR ENDED           SINCE
                                                                  INCEPTION        DECEMBER 31, 2006       INCEPTION
AZL Van Kampen Equity and Income Fund                             5/3/2004              12.52%               10.69%
S&P 500 Index                                                                           15.79%               11.78%
Lehman Brothers U.S. Aggregate Bond Index                                                4.33%               4.17%
Russell 1000 Value Index                                                                22.25%               16.91%


Based upon the recommendation of the Manager, the Fund has changed its comparative market index from the Russell 1000(R) Value Index to the S&P 500(R) Index and added the Lehman Brothers U.S. Aggregate Bond Index to provide a more appropriate market comparison. The Russell 1000(R) Value Index will be shown in the comparison of the Fund's performance during the first year following the change. However, after that, the Fund will compare its performance only to the S&P 500(R) Index while also showing the performance of the Lehman Brothers U.S. Aggregate Bond Index.

The Fund's performance is compared to the Russell 1000(R) Value Index, the S&P 500(R) Index and the Lehman Brothers U.S. Aggregate Bond Index. The Russell 1000(R) Value Index measures the performance of the certain securities found in the Russell universe with less-than-average growth orientation and low price-to-book and earnings ratios. The S&P 500(R) Index is a measure of the U.S. Stock market as a whole. The Lehman Brothers U.S. Aggregate Bond Index is a market-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in its underlying securities.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee(1)                                                   .75%
Distribution (12b-1) Fees                                           .25%
Other Expenses                                                      .11%
Total Annual Fund Operating Expenses                               1.11%
Fee Waiver(2)                                                      0.00%
Net Annual Fund Operating Expenses (1),(2)                         1.11%

(1) The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.70% through April 30, 2008. If this voluntary fee reduction were reflected in the table, Net Annual Fund Operating Expenses would be 1.06%.
(2) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the contract prospectus for more information regarding additional fees and expenses associated with your variable contract.


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS           5 YEARS          10 YEARS
       $113               $353             $612             $1,352


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                     AZL(SM) VAN KAMPEN GLOBAL FRANCHISE FUND
--------------------------------------------------------------------------------
AZL(SM) VAN KAMPEN GLOBAL FRANCHISE FUND
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Van Kampen Global Franchise Fund is long-term capital appreciation.


The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Fund's Subadviser emphasizes individual stock selection and seeks to identify securities of issuers located throughout the world, including both developed and emerging market countries, that meet its investment criteria. Under normal market conditions, the Subadviser invests at least 65% of its total assets in securities of issuers from at least three different countries, which may include the United States.

The Subadviser seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable management, and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Fund is based on the Subadviser's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Subadviser relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Subadviser believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Fund may concentrate its holdings in a relatively Small number of companies and but will invest less than 25% in any one industry. The Subadviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment may improve the Fund's valuation and/or quality.

The Subadviser may invest in certain derivative instruments, such as options, futures, options on futures and currency related transactions, and may use certain techniques, such as hedging, to manage the risks of investing in foreign and emerging markets. However, the Subadviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
O FOREIGN AND EMERGING MARKETS RISK: Because the Fund invests substantially in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.
O VALUE STOCKS RISK: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

O CAPITALIZATION RISK: To the extent the Fund invests significantly in mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
O FOCUSED INVESTMENT RISK: Focusing investments in a Small number of issuers, industries, or regions increases risk. Funds that invest in a relatively Small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political, or regulatory occurrence may have a greater impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks. The Fund may from time to time have greater risk if it invests a substantial portion of its assets in companies in related industries, such as technology or financial and business services, that may share common characteristics and are often subject to similar business risks and regulatory burdens. The securities of companies in similar industries may react similarly to economic, market, political, or other developments.
O DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.
O NON-DIVERSIFICATION RISK: The Fund is a non-diversified fund, which means the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. As a result, the Fund may be subject to greater risk than a diversified fund because changes in the financial condition or market asses(SM)ent of a single issuer may cause greater fluctuations in the value of the Fund's shares.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

----------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?
------------------------------------------------------------------ ---------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                        THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
------------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------------ ---------------------------------------------------------
O   Seeking capital appreciation over the long-term                O   Seeking safety of principal
------------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------------ ---------------------------------------------------------
O   Are not seeking current income from your investment            O   Investing for the short-term or investing emergency
                                                                       reserves
------------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------------ ---------------------------------------------------------
O   Are willing to accept the risks and uncertainties of           O   Looking primarily for regular income
    investing in a portfolio of equity securities of issuers
    throughout the world, including emerging market countries
------------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------------ ---------------------------------------------------------
O   Can withstand the volatility in the value of your shares in the Fund
------------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------------ ---------------------------------------------------------
O   Investing for long-term goals, such as retirement
------------------------------------------------------------------ ---------------------------------------------------------

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
                           CALENDAR YEAR TOTAL RETURN


[BAR CHART GRAPHIC - 2004: 12.21%, 2005: 11.64%, 2006: 21.25%]


     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
Highest (Q4, 2004)                             12.03%
Lowest (Q3, 2004)                              -4.77%
AVERAGE ANNUAL TOTAL RETURNS

                                                                      ONE YEAR ENDED DECEMBER
                                                  INCEPTION                  31, 2006               SINCE INCEPTION
AZL Van Kampen Global Franchise Fund              5/1/2003                    21.25%                     18.81%
MSCI World Index                                                              20.07%                     19.85%


The Fund's performance is compared to the Morgan Stanley Capital International
(MSCI) World Index, an unmanaged market capitalization-weighted equity index which monitors the performance of stocks from around the world. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee                                                      .95%
Distribution (12b-1) Fees                                           .25%
Other Expenses                                                      .12%
Total Annual Fund Operating Expenses                               1.32%
Fee Waiver(1)                                                      0.00%
Net Annual Fund Operating Expenses(1)                              1.32%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.39% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS           5 YEARS          10 YEARS
       $134               $418             $723             $1,590


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                   AZL(SM) VAN KAMPEN GLOBAL REAL ESTATE FUND
--------------------------------------------------------------------------------
AZL(SM) VAN KAMPEN GLOBAL REAL ESTATE FUND
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Van Kampen Global Real Estate Fund is to provide income and capital appreciation.


The Subadviser seeks a combination of current income and capital appreciation by investing primarily in equity securities of companies in the real estate industry located throughout the world, including real estate operating companies (REOCs), REITs and similar entities established outside the U.S. (foreign real estate companies). The Fund will invest primarily in companies located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets. The Subadviser's approach emphasizes a bottom-up stock selection with a top-down country allocation overlay.

The Subadviser actively manages the Fund using a combination of top-down and bottom-up methodologies. The top-down asset allocation overlay is determined by focusing on key regional criteria, which include demographic and macroeconomic considerations (for example, population, employment, household information and income). The Subadviser employs a value-driven approach to bottom-up security selection, which emphasizes underlying asset values, values per square foot and property yields. In seeking an optimal matrix of regional and property market exposure, the Subadviser considers broad demographic and macroeconomic factors as well as criteria such as space demand, new construction and rental patterns. The Subadviser generally considers selling a portfolio holding when it determines that the holding is less attractive based on a number of factors, including changes in the holding's share price, earnings prospects relative to its peers and/or business prospects.

Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities of companies in the real estate industry, including REOCs, REITs, and foreign real estate companies. The Fund will provide notice to shareholders at least 60 days prior to any change in this policy.

A company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
O MARKET RISK: Market risk is the possibility that the market values of securities owned by the Fund will decline. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Investment in equity securities generally is affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. The industry may be more volatile and may not fluctuate in tandem with overall changes in the stock markets. Investments in fixed income or debt securities generally are affected by changes in interest rates and creditworthiness of the issuer. The prices of fixed income or debt securities tend to fall as interest rates rise, and such declines tend to be greater among securities with longer maturities.
O REAL ESTATE INVESTMENT RISK: Because of the Fund's policy of concentrating its investments in securities of companies operating in the real estate industry, the Fund is more susceptible to the risks of investing in real estate directly. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values may also be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, may also have a major impact on real estate. Changing interest rates and credit quality requirements will also affect the cash flow of real estate companies and their ability to meet capital needs. Investing in companies operating in the real estate industry also exposes investors to the way in which these real estate companies are organized and operated. In addition to investing directly in real estate, these companies may engage directly in real estate management or development activities. Operating these companies requires specialized management skills and the Fund indirectly bears the management expenses of these companies along with the direct expenses of the Fund. Individual real estate companies may own a limited number of properties and may concentrate in a particular region or property type.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

O FOREIGN AND EMERGING MARKETS RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as risks related to different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies. In addition, investment in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.
O NON-DIVERSIFICATION RISK: The Fund is a non-diversified fund, which means the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. As a result, the Fund may be subject to greater risk than a diversified fund because changes in the financial condition or market asses(SM)ent of a single issuer may cause greater fluctuations in the value of the Fund's shares.

For more information about Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.
--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?
In light of the Fund's investment objectives and principal investment strategies, the Fund may be appropriate for investors who:

O   Seek to grow their capital over the long-term
O Are willing to take on the increased risks of an investment concentrated in securities of companies that operate within the same industry
O   Can withstand volatility in the value of their shares of the Fund
O Wish to add to their investment portfolio a fund that invests primarily in companies operating in the real estate industry.

An investment in the Fund is not a deposit of any bank or other insured depository institution. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency.

An investment in the Fund may not be appropriate for all investors. The Fund is not intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision about the Fund. An investment in the Fund is intended to be a long-term investment, and the Fund should not be used as a trading vehicle.
--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on May 1, 2006.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee                                                      .90%
Distribution (12b-1) Fees                                           .25%
Other Expenses                                                      .30%
Total Annual Fund Operating Expenses                               1.45%
Fee Waiver(1)                                                      0.10%
Net Annual Fund Operating Expenses(1)                              1.35%


(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to 1.35% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the contract prospectus for more information regarding additional fees and expenses associated with your variable contract.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS           5YEARS           10 YEARS
       $137               $449             $783             $1,727


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                    AZL(SM) VAN KAMPEN GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
AZL(SM) VAN KAMPEN GROWTH AND INCOME FUND
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Van Kampen Growth and Income Fund is income and long-term growth of capital.


The Fund normally invests at least 65% of its total assets in income-producing equity securities, including common stocks and convertible securities although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by S&P(R) or by Moody's.

In selecting securities for investment the Fund will focus primarily on the security's potential for income and capital growth. The Fund's Subadviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. The Fund's Subadviser looks for catalysts for change that may positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company. Although focusing on larger capitalization companies, the Fund may invest in securities of Small- or medium-sized companies.

The Fund may dispose of a security whenever, in the opinion of the Fund's Subadviser, factors indicate it is desirable to do so. Such factors include change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

The Fund may invest up to 15% of its total assets in REITs and up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
O CAPITALIZATION RISK: To the extent the Fund Invests significantly in Small or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
O FOREIGN AND EMERGING MARKETS RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.
O CREDIT RISK: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

O INTEREST RATE RISK: Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
O DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.
O REAL ESTATE INVESTMENTS RISK: The performance of real estate investments (REIT's) depends on the strength of real estate markets, REIT management and property management which can be affected by many factors, including national and regional economic conditions.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

----------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?
--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Investing for long-term goals, such as retirement           O   Pursuing an aggressive high growth investment strategy
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking income and growth of capital                        O   Seeking a stable share price
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Pursuing a balanced approach to investments in both         O   Investing emergency reserves
    growth and income producing securities
--------------------------------------------------------------- ------------------------------------------------------------

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

PERFORMANCE BAR CHART AND TABLE
                           CALENDAR YEAR TOTAL RETURN


[BAR CHART GRAPHIC - 2002: -14.71%, 2003: 27.46%, 2004: 13.82%, 2005: 9.24%,
                     2006: 15.90%]

     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
Highest (Q2, 2003)                             15.92%
Lowest (Q3, 2002)                             -17.75%

 AVERAGE ANNUAL TOTAL RETURNS
                                                                 ONE YEAR ENDED       FIVE YEARS ENDED
                                                 INCEPTION      DECEMBER 31, 2006    DECEMBER 31, 2006    SINCE INCEPTION
AZL Van Kampen Growth and Income Fund            5/1/2001            15.90%                9.39%               7.77%
Russell 1000 Value Index                                             22.25%                10.86%              8.66%


The Fund's performance is compared to the Russell 1000 Value Index, an unmanaged index that measures the performance of the certain securities found in the Russell universe with less-than-average growth orientation and low price-to-book and earnings ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee(1)                                                   .75%
Distribution (12b-1) Fees                                           .25%
Other Expenses(2)                                                   .09%
Total Annual Fund Operating Expenses                               1.09%
Fee Waiver(3)                                                      0.00%
Net Annual Fund Operating Expenses(1),(3)                          1.09%

(1) The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.675% on the first $100 million of assets and 0.65% on assets over $100 million through April 30, 2008. If this temporary fee reduction were included in the table, the Net Annual Operating Expenses would be lower.
(2) Other Expenses have been restated to reflect current expenses.
(3) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS           5 YEARS          10 YEARS
       $111               $347             $601             $1,329


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                       AZL(SM) VAN KAMPEN MID CAP GROWTH FUND
--------------------------------------------------------------------------------
AZL(SM) VAN KAMPEN MID CAP GROWTH FUND
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Van Kampen Mid Cap Growth Fund is to seek capital growth.

The Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks and other equity securities of mid capitalization growth companies. The Fund considers mid capitalization companies to be those that, at the time of purchase, have market capitalizations within the range of the Russell MidCap Growth Index, which was between $621 million and $21.6 billion at December 31, 2006. The Fund may also invest in preferred stocks and securities convertible into common stocks or other equity securities. The Fund will provide notice to shareholders at least 60 days prior to any change in this mid capitalization policy.


The Fund seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Fund typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and attractive risk/reward. The Fund generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes. In addition, the Fund may enter into various currency transactions, such as currency forward contracts and currency futures contracts.

The Fund may invest up to 25% of its total assets in securities of foreign companies, including emerging market securities, primarily through ownership of depositary receipts.


The Fund may invest up to 10% of its total assets in real estate investment trusts (REITs).


For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
O GROWTH STOCKS RISK: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.
O CAPITALIZATION RISK: To the extent the Fund invests significantly in mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

O FOREIGN AND EMERGING MARKETS RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investments in developed countries.


O REAL ESTATE INVESTMENTS RISK: The performance of real estate investments (REITs) depends on the strength of real estate markets, REIT management and property management which can be affected by many factors, including national and regional economic conditions.


O DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

----------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?
---------------------------------------------------------- -----------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
---------------------------------------------------------- -----------------------------------------------------------------
---------------------------------------------------------- -----------------------------------------------------------------
O   Seeking capital growth over the long-term              O   Seeking safety of principal
---------------------------------------------------------- -----------------------------------------------------------------
---------------------------------------------------------- -----------------------------------------------------------------
O   Not seeking current income from their investment       O   Investing for the short-term or investing emergency reserves
---------------------------------------------------------- -----------------------------------------------------------------
---------------------------------------------------------- -----------------------------------------------------------------
O   Able to withstand substantial volatility in the        O   Looking primarily for regular income
    value of their shares of the Fund
---------------------------------------------------------- -----------------------------------------------------------------
---------------------------------------------------------- -----------------------------------------------------------------
O   Wishing to add to their investment portfolio a fund
    that emphasizes a growth style of investing in
    common stocks and other equity securities
---------------------------------------------------------- -----------------------------------------------------------------

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
                           CALENDAR YEAR TOTAL RETURN



[BAR CHART GRAPHIC - 2002: -24.25%, 2003: 28,43%, 2004: 21.23%, 2005: 17.54%,
                     2006: 9.21%]

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
Highest (Q2, 2003)                             13.46%
Lowest (Q3, 2002)                             -15.72%

AVERAGE ANNUAL TOTAL RETURNS
                                                                ONE YEAR ENDED       FIVE YEARS ENDED
                                               INCEPTION       DECEMBER 31, 2006    DECEMBER 31, 2006    SINCE INCEPTION
AZL Van Kampen Mid Cap Growth Fund             5/1/2001              9.21%                8.65%               6.84%
Russell MidCap Growth Index                                         10.66%                8.22%               5.52%


The Fund's performance is compared to the Russell MidCap Growth Index, an unmanaged index which measures the performance individual securities found in the Russell MidCap universe with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table below only reflects Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee(1)                                                   .82%
Distribution (12b-1) Fees                                           .25%
Other Expenses(2)                                                   .09%
Total Annual Fund Operating Expenses                               1.16%
Fee Waiver(3)                                                      0.00%
Net Annual Fund Operating Expenses(1),(3)                          1.16%

(1) The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.80% on the first $100 million of assets and 0.75% on assets above $100 million through April 30, 2008. If this temporary fee reduction were included in the table, the Net Annual Fund Operating Expenses would be lower.
(2) Other Expenses have been restated to reflect current expenses.
(3) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.30% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS           5 YEARS          10 YEARS
       $118               $368             $638             $1,409


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                     AZL(SM) VAN KAMPEN STRATEGIC GROWTH FUND
--------------------------------------------------------------------------------
AZL(SM) VAN KAMPEN STRATEGIC GROWTH FUND
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Van Kampen Strategic Growth Fund is long-term capital appreciation.

In pursuit of its objective, the Fund normally invests at least 65% of its total assets in common stocks of strategic growth companies. Strategic growth companies are those domestic or foreign companies considered by the Fund's Subadviser to have higher potential growth rates than may be currently expected in the market. The Fund may invest up to 25% of its total assets in foreign securities (not including ADRs, American Depositary Shares ("ADSs"), or U.S. dollar-denominated securities of foreign issuers but including emerging market securities). The Fund may invest in REITs and may also use derivative instruments, such as options and futures.

The Fund's primary approach is to seek what the Fund's Subadviser believes to be attractive growth opportunities on an individual company basis. The Fund's Subadviser uses a "bottom-up" disciplined style of investing that emphasizes the analysis of individual stocks rather than economic and market cycles. The Fund's Subadviser believes that stock prices are driven by expected earnings growth, the expected long-term sustainability of that growth and the market's valuation of those factors. Strategic growth companies are those domestic or foreign companies that the Fund's Subadviser believes have a coherent business model and strategy and have the management acumen to execute and deliver results to shareholders now and in the future. In selecting securities for investment, the Fund's Subadviser seeks those companies that it believes are currently mispriced based on growth expectations and the sustainability of that growth in the market. Strategic growth companies may be of any size, including larger, more established companies or Smaller, developing companies.

The Fund invests primarily in common stocks and also may invest in other equity securities, including preferred stocks, convertible securities and rights and warrants to purchase equity securities. The Fund does not limit its investments to any single group or type of security. The Fund may invest in securities involving special circumstances, such as initial public offerings, companies with new or rejuvenated management or management reliant upon one or a few key people, special products and techniques, limited or cyclical product lines, services, markets or resources or other unusual developments, such as acquisitions, mergers, liquidations, bankruptcies or leveraged buyouts.

The Fund generally sells securities of a company when a company's growth potential, and/or the sustainability of that growth, flattens or declines. Other factors may include changes in the company's operations or relative market performance, changes in the appreciation possibilities offered by individual securities, changes in the market trends or other factors affecting an individual security, changes in economic or market factors in general or with respect to a particular industry, and other circumstances bearing on the desirability of a given investment.

The Fund may engage in active and frequent trading in order to achieve its investment objectives.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.
O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

O GROWTH STOCKS: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.
O FOREIGN AND EMERGING MARKETS RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.


o CONVERTIBLE SECURITIES RISK: The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise, and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund.
o INITIAL PUBLIC OFFERINGS RISK: The Fund may invest in initial public offerings (IPOs). By definition, securities issued in IPOs have not traded publicly until the time of their offerings. There may be only a limited number of shares available for trading, the market for those securities may be unseasoned, and the issuer may have a limited operating history. These factors may contribute to price volatility. The limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of them. Many IPOs are by Small- or micro-cap companies that are undercapitalized.


O DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.
O REAL ESTATE INVESTMENTS RISK: The performance of real estate investments (REIT's) depends on the strength of real estate markets, REIT management and property management which can be affected by many factors, including national and regional economic conditions.
O FREQUENT TRADING: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can adversely affect the Fund's performance.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

----------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?
--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Investing for long-term goals, such as retirement           O   Seeking safety of principal
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking long-term capital appreciation and willing to       O   Investing for the short-term or investing emergency
    accept higher volatility associated with investing in           reserves
    growth stocks
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
                                                                O   Looking primarily for regular income
--------------------------------------------------------------- ------------------------------------------------------------

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
                           CALENDAR YEAR TOTAL RETURN


[BAR CHART GRAPHIC - 2002: -32.32%, 2003: 26.60%, 2004: 6.84%, 2005: 7.23%,
                     2006: 2.40%]

     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
Highest (Q2, 2003)                             12.64%
Lowest (Q3, 2002)                             -14.99%

AVERAGE ANNUAL TOTAL RETURNS
                                                                ONE YEAR ENDED       FIVE YEARS ENDED
                                               INCEPTION       DECEMBER 31, 2006     DECEMBER 31, 2006    SINCE INCEPTION
AZL Van Kampen Strategic Growth Fund           5/1/2001              2.40%                 0.10%              -1.33%
Russell 1000 Growth Index                                            9.07%                 2.69%               0.35%


The Fund's performance is compared to the Russell 1000 Growth Index, an unmanaged index that measures performance of individual securities found in the Russell universe with higher price-to-book and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee(1)                                                   .85%
Distribution (12b-1) Fees                                           .25%
Other Expenses                                                      .16%
Total Annual Fund Operating Expenses                               1.26%
Fee Waiver(2)                                                      0.06%
Net Annual Fund Operating Expenses (1),(2)                         1.20%

(1) The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.75% through April 30, 2008. If this voluntary fee reduction were included in the table, Net Annual Operating Expenses would be 1.16%.
(2) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS           5 YEARS          10 YEARS
       $122               $394             $686             $1,517


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
MORE ABOUT THE FUNDS
--------------------------------------------------------------------------------

MORE ABOUT THE FUNDS
Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment among the Funds. The Funds have the flexibility to make portfolio investments and engage in other investment techniques that are in addition to the principal strategies discussed in this prospectus. More information on the Funds' investment strategies and risks may be found in the SAI (see back cover).

Unless otherwise indicated, any percentage limitation on a Fund's holdings which is set forth in the Risk/Return Summaries above is applied only when securities of the kind in question are purchased.

In addition to the information about the Funds in the Risk/Return Summaries, investors should consider the following information about the Funds.

--------------------------------------------------------------------------------
TEMPORARY DEFENSIVE POSITIONS
In order to meet liquidity needs or for temporary defensive purposes, each Fund may hold investments, including uninvested cash reserves, that are not part of its main investment strategy. Each of the Funds, except the Money Market Fund, may invest for temporary defensive purposes up to 100% of its total assets in money market instruments, including short-term debt securities issued by the U.S. Government and its agencies and instrumentalities, domestic bank obligations, commercial paper or in repurchase agreements secured by bank instruments (with regard to Funds that invest in foreign securities, such investments may include those of foreign governments and companies). In addition, each Fund may hold equity securities which in the Subadviser's opinion are more conservative than the types of securities in which the Fund typically invests. To the extent the Funds are engaged in temporary or defensive investments, a Fund may not achieve its investment objective.

--------------------------------------------------------------------------------
FOREIGN AND EMERGING MARKETS RISK
The Funds which can invest in securities of foreign issuers may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include:
O the lack of, or less stringent, uniform accounting, auditing and financial reporting standards;
O   changes in currency exchange rates;
O nationalization, confiscation, difficulties enforcing contracts or foreign withholding taxes;
O political instability and diplomatic developments that could adversely affect a Fund's investments;
O less government oversight of foreign stock exchanges, brokers and listed companies;
O less liquidity due to lower trading volumes of foreign markets, which may increase price volatility;
O foreign trading practices (including higher trading commissions, higher custodial charges and delayed settlements);
O   less publicly available information about foreign companies; and
O negative effect on the value of a Fund's investments due to fluctuations in the exchange rates between the U.S. dollar and foreign currencies. Foreign currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

In addition, those Funds which can invest in foreign emerging markets are subject to greater risk than those affecting foreign issuers generally. Emerging market countries often have political, legal and economic systems that are less developed and less stable than those of more developed nations, making such investments less liquid and more volatile.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
FUND MANAGEMENT
--------------------------------------------------------------------------------
FUND MANAGEMENT
--------------------------------------------------------------------------------
THE MANAGER

Allianz Life Advisers, LLC serves as the Manager for the Funds pursuant to the terms of an investment management agreement. The Manager has signed subadvisory agreements or portfolio management agreements ("Subadvisory Agreements") with various Subadvisers for portfolio management functions for the Funds. The Subadvisers manage the portfolio securities of the Funds and provide additional services including research, selection of brokers and similar services. The Manager compensates the Subadvisers for their services as provided in the Subadvisory Agreements. A discussion of the Board of Trustees' basis for approving the Funds' Investment Management Agreement with the Manager and the Subadvisory Agreements with the subadvisers is available in the Funds' Annual Reports for the year ended December 31, 2006, except with regards to the AZL NACM International Fund, AZL PIMCO Fundamental IndexPLUS Total Return Fund (with respect to sub-subadvisery agreement only), AZL Schroder International Small Cap Fund, AZL S&P 500 Index Fund, AZL Small Cap Stock Index Fund, AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund. For these funds, this discussion will be available in the semiannual reports for the period ending June 30, 2007.


The Manager has entered into an agreement with the First Trust Advisors L.P. whereby the Manager and certain of its affiliates will be prohibited from using, or causing another party to use, investment methodologies that are substantially similar to those described in this prospectus for the AZL First Trust Target Double Play Fund, the AZL TargetPLUS Equity Fund, and the Equity Portfolios of the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund to manage any fund and the word "Target" to label an investment methodology in the event the Manager or the Funds fail to renew the Subadvisory Agreement with First Trust Advisors L.P. or if any portion of the assets of either or both the AZL First Trust Target Double Play Fund or AZL TargetPLUS Equity Fund, or the Equity Portfolio of any or all of the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and/or AZL TargetPLUS Moderate Fund are placed under the management of the Manager or another asset manager.

The Manager was established as an investment adviser by Allianz Life Insurance Company of North America in April 2001. The Manager does not provide investment advice with regard to selection of individual portfolio securities, but rather evaluates and selects subadvisers for the Trust, subject to the oversight of the Board of Trustees. The Manager currently acts as Manager of all of the Funds of the Trust, which as of December 31, 2006, had aggregate assets of $7.87 billion. The Manager monitors and reviews the activities of each of the Subadvisers. In addition, the Manager constantly evaluates possible additional or alternative subadvisers for the Trust. Currently, the Manager's only client other than the Trust is the Allianz Variable Insurance Products Fund of Funds Trust.


The Manager's address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416.


---------------------------------------------------------------------------------------------------------------------
THE SUBADVISERS OF THE FUNDS
------------------------------------------------------------------------------------ --------------------------------
SUBADVISER                                                                           FUND(S)
------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------
A I M CAPITAL MANAGEMENT, INC. ("AIM"), is located at 11 Greenway Plaza, Suite       AZL AIM Basic Value Fund
100, Houston, Texas 77046-1173. AIM has acted as an investment advisor since its organization in 1976 and advises together with its affiliates, over 200 investment
portfolios. Assets under management by AIM and its affiliate as of December 31,      AZL AIM International Equity
2006 were $149 billion.                                                              Fund
------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007
                                      172

SUBADVISER
------------------------------------------------------------------------------------ --------------------------------
CLEARBRIDGE ADVISORS, LLC ("CLEARBRIDGE") (formerly CAM North America, LLC, successor in interest to Salomon Brothers Asset Management Inc), with offices at
399 Park Avenue, New York, New York 10022, is a recently-organized investment
adviser that has been formed to succeed to the equity securities portfolio           AZL LMP Large Cap Growth Fund
management business of Citigroup Asset Management, which was acquired by Legg
Mason, Inc. in December 2005. As of December 31, 2006, ClearBridge had $115.8        AZL LMP Small Cap Growth Fund
billion in assets under management. ClearBridge is a wholly owned subsidiary of
Legg Mason, a financial services holding company, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202.
------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------
COLUMBIA MANAGEMENT ADVISORS, LLC ("COLUMBIA ADVISORS"), located at 100 Federal      AZL Columbia Technology Fund
Street, Boston, Massachusetts 02110, is the Fund's Subadviser. Columbia Advisors
is a direct, wholly owned subsidiary of Columbia Management Group, LLC, which in turn is a direct, wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. Columbia Advisors, a registered investment advisor, has been an investment adviser since 1995. At
December 31, 2006, Columbia Advisors had $345 billion in assets under management. Columbia Advisors is an SEC-registered investment adviser and indirect, wholly-owned subsidiary of Bank of America Corporation.
------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------
DAVIS SELECTED ADVISERS, L.P. ("DAVIS"), is located at 2949 East Elvira Road,        AZL Davis NY Venture Fund
Suite 101, Tucson, Arizona 85706. Davis is controlled
by its general partner, Davis Investments, LLC. Davis Investments, LLC is a holding company with no business operations. Davis Investments, LLC is controlled by Christopher Davis as sole member. Christopher Davis's principal business over the last five years has been portfolio manager. Davis has been providing investment advice since 1969. As of December 31, 2006, Davis managed
$98 billion in assets.
------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------
THE DREYFUS CORPORATION ("DREYFUS"), is located at 200 Park Avenue, New York, NY
10166. Founded in 1947, Dreyfus manages approximately $190 billion in more than
209 mutual fund portfolios as of December 31, 2006. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company. Headquartered in Pittsburgh, Mellon offers a comprehensive array of banking services for individuals and corporations and is one of the world's leading providers of asset management, trust, custody and benefits
consulting services.                                                                 AZL Dreyfus Premier Small Cap
On December 4, 2006, Mellon Financial Corporation and The Bank of New York           Value Fund
Company, Inc. announced that they had entered into a definitive agreement to
merge.  The new company will be called The Bank of New York Mellon Corporation. As   AZL S&P 500 Index Fund
part of this transaction, Dreyfus, the Fund's Subadviser, currently a wholly-owned
subsidiary of Mellon Financial Corporation, would become a wholly-owned subsidiary   AZL Small Cap Index Fund
of The Bank of New York Mellon Corporation.  The transaction is subject to certain regulatory approvals and the approval of The Bank of New York Company, Inc.'s and
Mellon Financial Corporation's shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial Corporation and The Bank of New York Company, Inc.
expect the transaction to be completed in the third quarter of 2007.
------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007
                                      173

                                                                                     AZL First Trust Target Double
                                                                                     Play Fund


                                                                                     AZL TargetPLUS Balanced Fund
FIRST TRUST ADVISORS L.P. ("FIRST TRUST"), is located at 1001 Warrenville Road,      (Equity Portfolio only)
Suite 300, Lisle, Illinois 60532.  First Trust and First Trust Portfolios L.P., an
affiliate of First Trust, were established in 1991 and at December 31, 2006, had     AZL TargetPLUS Equity Fund
approximately $28.56 billion in assets under management and supervision, of which
approximately $1.693 billion was invested in trusts serving as underlying funds      AZL TargetPLUS Growth Fund
for variable annuity and insurance contracts.                                        (Equity Portfolio only)


                                                                                     AZL TargetPLUS Moderate Fund
                                                                                     (Equity Portfolio only)


------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------
FOUNDERS ASSET MANAGEMENT LLC ("FOUNDERS"), is a wholly-owned subsidiary of
Dreyfus Service Corporation, which is a wholly-owned subsidiary of Dreyfus. The
Founders corporate offices are located at 210 University Boulevard, Suite 800,
Denver, Colorado 80206. Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser or subadviser to other investment companies.
On December 4, 2006, Mellon Financial Corporation and The Bank of New York
Company, Inc. announced that they had entered into a definitive agreement to
merge. The new company will be called The Bank of New York Mellon Corporation.       AZL Dreyfus Founders Equity
As part of this transaction, Founders, the Funds' Subadviser, currently an           Growth Fund
indirect wholly-owned subsidiary of Mellon
Financial Corporation, would become an indirect wholly-owned subsidiary of The
Bank of New York Mellon Corporation.
The transaction is subject to certain regulatory approvals and the approval of
The Bank of New York Company, Inc.'s and Mellon Financial Corporation's
shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial
Corporation and The Bank of New York Company, Inc. expect the transaction to be completed in the third quarter of 2007.
------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------
FRANKLIN ADVISORY SERVICES, LLC ("FRANKLIN"), One Parker Plaza, Ninth Floor, Fort    AZL Franklin Small Cap Value
Lee, New Jersey 07024, is the Fund's investment Subadviser, and was founded in       Fund
1947. Together, as of January 31, 2006, Franklin and its affiliates had over
$552.9 billion in assets under management.
------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------
JENNISON ASSOCIATES LLC ("JENNISON"), 466 Lexington Avenue, New York, New York       AZL Jennison 20/20 Focus Fund
10017, is a Delaware limited liability company and has been in the investment advisory business since 1969 (includes its predecessor, Jennison Associates
Capital Corp.). Jennison is a direct, wholly owned subsidiary of Prudential
Investment Management, Inc., which is a direct, wholly owned subsidiary of
Prudential Asset Management Holding Company LLC, which is in turn a wholly owned
subsidiary of Prudential Financial, Inc. As of December 31, 2006, Jennison managed   AZL Jennison Growth Fund
in excess of $77 billion in assets.
------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------
LEGG MASON CAPITAL MANAGEMENT, INC. ("LMCM"), is located at 100 LightStreet,         AZL Legg Mason Growth Fund
Baltimore, MD 21202, and was founded in 1982. As of December 31, 2006, LMCM, together with its sister companies Legg Mason Funds Management, Inc., and LMM LLC,
had aggregate assets under management of $67 billion.                                AZL Legg Mason Value Fund
------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007
                                      174

NEUBERGER BERMAN MANAGEMENT INC. ("NEUBERGER BERMAN"), is located at 605 Third       AZL Neuberger Berman Regency
Avenue 2nd Floor, New York, NY 10158-0180. Pursuant to an investment advisory        Fund
agreement, Neuberger Berman is responsible for choosing the Fund's investments and handling its day-to-day business. Neuberger Berman carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to Neuberger Berman for its services as the Fund's Subadviser and the expenses paid directly by the Fund. Together, the
Neuberger Berman affiliates manage $126.9 billion in total assets as of December
31, 2006, and continue an asset management history that began in 1939.
------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------
NICHOLAS-APPLEGATE CAPITAL MANAGEMENT LLC ("NACM"), organized under the laws of
Delaware, is located at 600 West Broadway, Suite 2900, San Diego, California
92101. NACM was founded in 1984 and as of December 31, 2006 managed approximately
$15 billion in discretionary assets for numerous clients, including employee          AZL NACM International Fund
benefit plans, corporations, public retirement systems
and unions, university endowments, foundations, and other institutional investors and individuals. NACM is affiliated with the Manager.
------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------
OPPENHEIMER CAPITAL LLC ("OCC"), is a wholly-owned subsidiary of Allianz Global      AZL OCC Opportunity Fund
Investors NY Holdings LLC, which is a wholly-owned subsidiary of Allianz Global
Investors U.S. Equities LLC. Allianz Global Investors U.S. Equities LLC is a
wholly-owned subsidiary of Allianz Global Investors of America L.P. OCC is a
Delaware limited liability company and is a registered investment adviser under
the Advisers Act. Its principal place of business is 1345 Avenue of the Americas,    AZL OCC Renaissance Fund
48th Floor, New York, New York 10105. As of December 31, 2006, OCC had aggregate
assets under management of $27.5 billion. OCC is affiliated with the Manager.        AZL OCC Value Fund
------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------
OPPENHEIMERFUNDS, INC. ("OFI"), is located at Two World Financial Center, 225        AZL Oppenheimer Developing
                                                                                     Markets Fund


                                                                                     AZL Oppenheimer Global Fund
Liberty St., 11th Floor, New York, NY 10281. OFI has been an investment advisor
since January 1960. OFI is one of the largest and most respected mutual fund         AZL Oppenheimer International
companies in the U.S., with more than $235 billion in assets under management as     Growth Fund
of December 31, 2006.
                                                                                     AZL Oppenheimer Main Street
                                                                                     Fund
------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------
PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO"), is located at 840 Newport       AZL PIMCO Fundamental


Center Drive, Newport Beach, CA 92660. Organized in 1971, PIMCO provides
investment management and advisory services to private accounts of institutional     IndexPLUS Total Return Fund*
and individual clients and to mutual funds. As of December 31, 2006, PIMCO had
$667.8 billion in assets under management.                                           AZL TargetPLUS Balanced Fund
                                                                                     (Fixed Income Portfolio)
     *  SUB-SUBADVISER WITH REGARDS ONLY TO THE AZL PIMCO FUNDAMENTAL INDEXPLUS
        TOTAL RETURN FUND: RESEARCH AFFILIATES, LLC, a California limited            AZL TargetPLUS Growth Fund
        liability company, is located at 155 N. Lake Ave., Suite 900, Pasadena, CA   (Fixed Income Portfolio)
        91101.  As of December 31, 2006, Research Affiliates, LLC had $18.2
        billion in assets under management.                                          AZL TargetPLUS Moderate Fund
                                                                                     (Fixed Income Portfolio)
------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007
                                      175

PRUDENTIAL INVESTMENT MANAGEMENT, INC. ("PIM"), is located at Two Gateway Plaza
Center, Newark, New Jersey, 07102. PIM is a direct, wholly owned subsidiary of
Prudential Asset Management Holding Company, which in turn is a wholly owned           AZL Money Market Fund
subsidiary of Prudential Financial, Inc. As of December 31,
2006 PIM's assets under management were $403 billion.
------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------
SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC. (SCHRODERS), 875 Third Avenue,     AZL Schroder International
22nd Floor, New York, NY 10022-6225, has been a registered investment advisor,       Small Cap Fund
together with its predecessor, since 1968, and is part of a worldwide group of financial services companies that are together known as Schroders.  Schroders currently serves as investment advisor to other mutual funds, and a broad range of institutional investors.  At December 31, 2006, Schroders, together with its affiliated companies, managed approximately $251.5 billion in assets.  Schroder
Investment Management North America Ltd (Schroder Ltd), an affiliate of Schroders with headquarters located at 31 Gresham Street, London EC2V 7QA, England, serves as the sub-subadviser to the Fund and is responsible for day-to-day management of the Fund's assets.
------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------
VAN KAMPEN ASSET MANAGEMENT ("VKAM"), is a wholly-owned subsidiary of Van Kampen     AZL Van Kampen Aggressive
                                                                                     Growth Fund


                                                                                     AZL Van Kampen Comstock Fund

                                                                                     AZL Van Kampen Equity and
                                                                                     Income Fund


                                                                                     AZL Van Kampen Global
Investments Inc. ("Van Kampen") and was founded in 1927. Van Kampen, together with   Franchise Fund
its affiliated asset management companies, had approximately $492 billion under
management or supervision as of December 31, 2006. Van Kampen is a wholly-owned      AZL Van Kampen Global Real
subsidiary of MSAM Holdings II, Inc. which is a wholly-owned subsidiary of Morgan    Estate Fund
Stanley. The offices of Van Kampen Asset Management are located at 1221 Avenue of
the Americas, New York, NY 10020.                                                    AZL Van Kampen Growth and
                                                                                     Income Fund


                                                                                     AZL Van Kampen Mid Cap Growth
                                                                                     Fund

                                                                                     AZL Van Kampen Strategic
                                                                                     Growth Fund
------------------------------------------------------------------------------------ --------------------------------

THE PORTFOLIO MANAGERS OF THE FUNDS
AZL AIM BASIC VALUE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund: Bret W. Stanley (lead portfolio manager), senior portfolio manager, has been responsible for the Fund since 2002 and has been associated with AIM and/or its affiliates since 1998. R. Canon Coleman II, portfolio manager, has been responsible for the Fund since 2003 and has been associated with AIM and/or its affiliates since 1999. Matthew W. Seinsheimer, senior portfolio manager, has been responsible for the Fund since 2002 and has been associated with AIM and/or its affiliates since 1998. Michael J. Simon, senior portfolio manager, has been responsible for the Fund since 2002 and has been associated with AIM and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management.

The lead portfolio manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk asses(SM)ent, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead managers may perform these functions, and the nature of these functions, may change from time to time. He is assisted by AIM's Basic Value Team which may be comprised of portfolio managers, research analysts and other investment professionals of AIM. Team members provide research support and make securities recommendations with respect to the Fund but do not have any day-to-day management responsibilities with respect to the Fund. Members of the team may change from time to time.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

AZL AIM INTERNATIONAL EQUITY FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund: Shuxin Cao, portfolio manager, has been responsible for the Fund since 2003 and has been associated with AIM and/or its affiliates since 1997. Jason T. Holzer, senior portfolio manager, has been responsible for the Fund since 2002 and has been associated with AIM and/or its affiliates since 1996. Clas G. Olsson, (lead portfolio manager with respect to the Fund's investments in Europe and Canada), senior portfolio manager, has been responsible for the Fund since 2002 and has been associated with AIM and/or its affiliates since 1994. Barrett K. Sides, (lead portfolio manager with respect to the Fund's investments in Asia Pacific and Latin America), senior portfolio manager, has been responsible for the Fund since 2002 and has been associated with AIM and/or its affiliates since 1990. Matthew W. Dennis, portfolio manager, has been responsible for the Fund since 2003 and has been associated with AIM and/or its affiliates since 2000. From 1996 to 2000, he was an equity strategist with ABN AMRO.

The lead managers generally have final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk asses(SM)ent, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead managers may perform these functions, and the nature of these functions, may change from time to time.

They are assisted by AIM's Asia Pacific/Latin America and Europe/Canada Teams which may be comprised of portfolio managers, research analysts and other investment professionals of AIM. Team members provide research support and make securities recommendations with respect to the Fund but do not have any day-to-day management responsibilities with respect to the Fund. Members of the team may change from time to time.

AZL COLUMBIA TECHNOLOGY FUND
Wayne M. Collette, a vice president of Columbia Advisors, is the portfolio manager for the Fund and has managed or co-managed the Fund since Columbia began as subadviser of the Fund in 2006. Mr. Collette has also managed or co-managed the Columbia Technology Fund, a fund with an investment objective and investment strategy similar to the Fund, since 2002. Mr. Collette has been associated with Columbia Advisors or its predecessors since 2001. Prior to joining Columbia Advisors, Mr. Collette was an associate portfolio manager with Neuberger Berman Management Inc. from 1999 to 2001.

AZL DAVIS NY VENTURE FUND
The portfolio managers of the Fund are Christopher C. Davis and Kenneth C. Feinberg, who together serve as portfolio manager for a number of large cap value equity and financial stock portfolios at the Subadviser. They are the persons primarily responsible for investing the Fund's assets on a daily basis. Mr. Davis has over 15 years experience in investment management and securities research. He joined the Subadviser in 1989. Mr. Feinberg joined the Subadviser in 1994.


AZL DREYFUS FOUNDERS EQUITY GROWTH FUND
John B. Jares is the portfolio manager of the Fund. Mr. Jares, a Chartered Financial Analyst, is a portfolio manager at The Boston Company Asset Management, LLC, an affiliate of Founders, where he has been employed since July 2006. He has also been employed by Founders since 2001. He was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to November 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.


AZL DREYFUS PREMIER Small CAP VALUE FUND
Ronald P. Gala and Adam T. Logan have been the Fund's primary portfolio managers since April 2005. Mr. Gala has been employed by Dreyfus as a portfolio manager since October 1994 and is also a senior vice president, senior portfolio manager and principal officer of Mellon Equity Associates, LLP (MEA), an affiliate of Dreyfus which he joined in 1993. Mr. Logan has been employed by Dreyfus as a portfolio manager since March 2003 and is also a vice president and portfolio manager of MEA, which he joined in 1998.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

AZL FIRST TRUST TARGET DOUBLE PLAY FUND
No one individual is primarily responsible for portfolio management decisions for the Funds. Investments are made under the direction of an investment committee (the "First Trust Investment Committee"). Robert F. Carey, CFA, Roger
F. Testin, CFA, Jon C. Erickson, CFA, David G. McGarel, CFA, and Daniel J. Lindquist, CFA, comprise the First Trust Investment Committee of First Trust that is responsible for the day-to-day management of each Fund.

Mr. Lindquist rejoined First Trust in April 2004 after serving as Chief Operating Officer of Mina Capital Management LLC from January 2004 to April 2004 and Samaritan Asset Management Services, Inc. from April 2000 to January 2004 and is a Senior Vice President of First Trust and a Senior Vice President of First Trust Portfolios L.P. ("FTP"). Mr. Lindquist is Chairman of the First Trust Investment Committee and presides over First Trust Investment Committee meetings.


Mr. Carey has been with First Trust since 1991 and is the Chief Investment Officer and Senior Vice President of First Trust and Senior Vice President of FTP. As First Trust's Chief Investment Officer, Mr. Carey consults with the First Trust Investment Committee on market conditions and First Trust's general investment philosophy.

Mr. Erickson has been with First Trust since 1994 and is a Senior Vice President of First Trust and a Senior Vice President of FTP. As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies.

Mr. McGarel has been with First Trust since 1997 and is a Senior Vice President of First Trust and a Senior Vice President of FTP. As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies.


Mr. Testin has been a Senior Vice President of First Trust since August 2001. Prior to joining First Trust, Mr. Testin was an analyst for Dolan Capital Management. As the head of First Trust's Portfolio Management Group, Mr. Testin is responsible for executing the instructions of the Strategy Research Group and Equity Research Group for the Funds' portfolios.

AZL FRANKLIN Small CAP VALUE FUND
William J. Lippman is the Lead portfolio manager of the Fund. Mr. Lippman is President and portfolio manager of the Subadviser. He joined Franklin in 1988 and currently manages several retail and insurance funds. He is a member of the Franklin Institutional Small Cap Value Equity Management team. In addition, he is President and Trustee of Franklin Managed Trust and President of Franklin Value Investors Trust.

Bruce Baughman is Backup portfolio manager of the Fund. He is senior vice president and portfolio manager of the Subadviser. He joined Franklin in 1988. Mr. Baughman is part of a team that manages several equity funds, including Franklin Balance Sheet Investment Fund and Franklin MicroCap Value Fund, where he is Lead Manager. He is also a member of the Franklin Institutional Small Cap Value Equity Team.

Margaret McGee is Backup portfolio manager of the Fund. She is Vice President and portfolio manager of the Subadviser. Ms. McGee joined Franklin in 1988 and currently co-manages several mutual funds. She is a member of the Franklin Institutional Small Cap Value Equity Team.

Don Taylor is Backup portfolio manager of the Fund. He is senior vice president and portfolio manager of the Subadviser. Mr. Taylor joined Franklin in 1996. He is part of a team that manages several equity funds, including Franklin Rising Dividends Fund and Franklin Rising Dividends Securities Fund, where he is Lead Manager. Mr. Taylor is also a member of the Franklin Institutional Small Cap Value Equity Team.

AZL JENNISON 20/20 FOCUS FUND
Spiros "Sig" Segalas and David A. Kiefer are the portfolio managers of the Fund. Mr. Segalas and Mr. Kiefer have final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction, risk asses(SM)ent and management of cash flows.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

Spiros "Sig" Segalas was a founding member of Jennison in 1969 and is currently a Director, President and Chief Investment Officer of Jennison. He is a member of The New York Society of Security Analysts, Inc. He has managed the Fund since May 2005.

David A. Kiefer, CFA, is a Managing Director of Jennison, which he joined in September 2000. He was appointed Jennison's Head of Large Cap Value Equity in January 2004, having managed diversified large capitalization portfolios since 1999 and large cap blend equity assets since 2000. He managed the Prudential Utility Fund, now known as the Jennison Utility Fund, from 1994 to June 2005. He joined Prudential's management training program in 1986. From 1988 to 1990, Mr. Kiefer worked at Prudential Power Funding Associates, making loans to the utility and power industry. He then left to attend business school, rejoining Prudential in equity asset management in 1992. He has managed the Fund since May 2005.

The portfolio managers for the Fund are supported by other Jennison portfolio managers, research analysts and investment professionals. Jennison typically follows a team approach in providing such support to the portfolio managers. The teams are generally organized along product strategies (e.g., large cap growth, large cap value) and meet regularly to review the portfolio holdings and discuss security purchase and sales activity of all accounts in the particular product strategy. Team members provide research support, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.

AZL JENNISON GROWTH FUND
Michael A. Del Balso, Kathleen A. McCarragher and Spiros "Sig" Segalas are the portfolio managers of the Fund. Mr. Del Balso generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction, risk asses(SM)ent and management of cash flows.

Michael A. Del Balso joined Jennison in May 1972 and is currently a Managing Director of Jennison. He is also Jennison's Director of Research for Growth Equity. He is a member of The New York Society of Security Analysts, Inc. He has managed the Fund since May 2005.

Kathleen A. McCarragher joined Jennison in May 1998 and is a Managing Director of Jennison. She is also Jennison's Head of Growth Equity. Prior to joining Jennison, she was employed at Weiss, Peck & Greer L.L.C. for six years as a Managing Director and the Director of Large Cap Growth Equities. She has managed the Fund since May 2005.

Spiros "Sig" Segalas was a founding member of Jennison in 1969 and is currently a Director, President and Chief Investment Officer of Jennison. He is a member of The New York Society of Security Analysts, Inc. He has managed the Fund since May 2005.


The portfolio managers for the Fund are supported by other Jennison portfolio managers, research analysts and investment professionals. Jennison typically follows a team approach in providing such support to the portfolio managers. The teams are generally organized along product strategies (e.g., large cap growth, large cap value) and meet regularly to review the portfolio holdings and discuss security purchase and sales activity of all accounts in the particular product strategy. Team members provide research support, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.


AZL LMP LARGE CAP GROWTH FUND
Alan J. Blake is the portfolio manager for the Fund. He is Managing Director and Co-Head U.S. Large Cap Growth, Institutional - Senior portfolio manager for the Subadviser. He joined ClearBridge or its predecessor firms in 1991 and has 28 years experience in the Securities industry.

AZL LMP Small CAP GROWTH FUND
Jeffrey J. Russell and Aram E. Green co-manage the Fund. Messrs. Russell and Green are primarily responsible for overseeing the day-to-day operation of the Fund and have the ultimate authority to make portfolio decisions. They work with a team of sector analysts who are responsible for stock selection in one or more industries.

Jeffrey J. Russell, CFA, is a Managing Director and Senior Portfolio Manager of ClearBridge Advisors, LLC and has 26 years of industry experience. Mr. Russell joined the investment manager or its predecessor in 1990 and was previously employed by Drexel Burnham Lambert as a Global Portfolio Manager.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

Aram E. Green is a Director and Equity Analyst of ClearBridge Advisors, LLC. He has 6 years of investment industry experience. Mr. Green joined the organization in 2006, and was previously an equity analyst with Hygrove Partners LLC.

Messrs. Russell and Green are supported by a team of sector analysts but they have oversight of the day-to-day operations of the Fund and also have ultimate authority to make portfolio decisions.

AZL LEGG MASON GROWTH FUND
Robert Hagstrom has the responsibility for the day-to-day management of the Fund. He has held this position since April 2005. Mr. Hagstrom has been employed by one or more subsidiaries of Legg Mason, Inc. since 1998. He currently serves as senior vice president for LMCM. and Legg Mason Funds Management, Inc.

AZL LEGG MASON VALUE FUND
Mary Chris Gay has the responsibility for the day-to-day management of the Fund. She has held this position since 2004. Ms. Gay has been employed by one or more subsidiaries of Legg Mason, Inc. since 1989. She is currently a senior vice president for LMCM and Legg Mason Funds Management, Inc. and manages several domestic and international mutual funds and pooled investment vehicles.

AZL MONEY MARKET FUND
Joseph M. Tully is Managing Director and head of PIM's Money Markets team, overseeing PIM's taxable and tax-exempt money market portfolios. Joe has 17 years of experience managing short-term fixed income investments as well as extensive background as a credit analyst of domestic and foreign banks. Prior to joining Prudential Financial in 1987, Mr. Tully worked for Merrill Lynch Asset Management as portfolio manager and senior bank credit analyst. Previously, he was an assistant national bank examiner for the Office of the Comptroller of the Currency.

AZL NEUBERGER BERMAN REGENCY FUND
S. Basu Mullick is a Vice President of Neuberger Berman and a Managing Director of Neuberger Berman, LLC. He has managed the Fund since 2006 and is responsible for the day-to-day management of the Fund. He has been a fund manager at Neuberger Berman since 1998.


AZL OCC OPPORTUNITY FUND
Michael Corelli, Portfolio Manager for Oppenheimer Capital's Small Cap Growth team, is the portfolio manager of the AZL OCC Opportunity Fund. Prior to joining PEA Capital LLC, an affiliate of OCC, in 1999 as a research analyst, he spent six years at Bankers Trust as an analyst in the Small and mid cap growth group. Mr. Corelli earned a BA from Bucknell University.

AZL OCC RENAISSANCE FUND
David Phillips, Managing Director and Director of Research for Oppenheimer Capital's Value/Core platform, is the lead portfolio manager of the AZL OCC Renaissance Fund. He is a member of the firm's Portfolio Construction Team, the committee of senior large-cap portfolio managers who share insights on management of the firm's large-cap equity strategies, and also serves as a large-cap specialist on the All Cap Equity portfolio management team. Mr. Phillips joined Oppenheimer Capital in 1996. He holds a BA cum laude from Princeton University's Woodrow Wilson School and an MBA form the University of Pennsylvania's Wharton School of Business.

Nicholas Frelinghuysen, Senior Vice President and Senior Research Analyst for Oppenheimer Capital's Small/Mid Cap Value/Core team, is co-portfolio manager of the AZL OCC Renaissance Fund. Mr. Frelinghuysen also serves as a Small/mid-cap specialist on the All Cap Equity portfolio management team. Mr. Frelinghuysen has been a Research Analyst for Oppenheimer Capital since 1999. He graduated from Princeton University with a BA in English and holds an MBA in Finance from the University of Pennsylvania's Wharton School of Business.

Bradley Holmes, Senior Vice President and Senior Research Analyst for Oppenheimer Capital's Small/Mid Cap Value/Core team, is co-portfolio manager of the AZL OCC Renaissance Fund. He is Portfolio Manager for Oppenheimer Capital's
(SM)ID Cap Equity strategy. Mr. Holmes joined Oppenheimer Capital in 1993. He holds a Bachelor of General Studies from the University of Michigan and an MBA in Finance and Accounting from New York University's Stern School of Business.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

AZL OCC VALUE FUND
Colin Glin(SM)an, Managing Director and Chief Investment Officer of Oppenheimer Capital's Value/Core equity platform, is the portfolio manager of the AZL OCC Value Fund and is responsible for overseeing the AZL OCC Renaissance Fund's portfolio management team. Mr. Glin(SM)an is lead manager of Oppenheimer Capital's Large Cap Focus strategy. He joined Oppenheimer Capital in 1989. Mr. Glin(SM)an holds a BA in Economics from Yale University and an MS in Accounting from New York University.


AZL OPPENHEIMER DEVELOPING MARKETS FUND
The Fund's portfolio is managed by Mark Madden who is principally responsible for the day-to-day management of the Fund's investments.


Mr. Madden has been a Vice President of the Manager since August 2004. Prior to joining OFI, Mr. Madden held the following positions at Pioneer Investment,
Inc.: Managing Director of Global Emerging Markets Team from November 2000 through July 2004, Senior Vice President and portfolio manager of International Equities from December 1998 through October 2000, and Vice President and portfolio manager of International Equities from February 1993 through November 1998. He is an officer of one portfolio in the OppenheimerFunds complex.


AZL OPPENHEIMER GLOBAL FUND
The portfolio manager of the Fund is Rajeev Bhaman, who is the person primarily responsible for the day-to-day management of the Fund's investments. Mr. Bhaman, CFA, has been a portfolio manager of the Fund since August 2004. He has been a Senior Vice President of the Subadviser since 2006 and is a portfolio manager of other portfolios in the OppenheimerFunds complex. Prior to joining the Subadviser in 1996, Mr. Bhaman was employed at Barclays de Zoete Wedd Inc., concentrating on Asian research and research sales.

AZL OPPENHEIMER INTERNATIONAL GROWTH FUND
The Fund's portfolio is managed by George R. Evans. Mr. Evans is the Fund's lead portfolio manager and has been the person primarily responsible for the day-to-day management of the Fund's portfolio since inception. Mr. Evans is a Senior Vice President of the Subadviser and has been Director of International Equities of the Subadviser since 2004. He is an officer of 5 portfolios in the OppenheimerFunds complex.

AZL OPPENHEIMER MAIN STREET FUND
The Fund's portfolio is managed by Nikolaos D. Monoyios and Marc Reinganum who are primarily responsible for the day-to-day management of the Fund's investments. Mr. Monoyios has been a portfolio manager for the Fund since inception. Mr. Monoyios, a Chartered Financial Analyst charterholder, has been a Senior Vice President of the Subadviser since October 2003 and was formerly a Vice President of the Subadviser from April 1998 through September 2003. He is an officer of 12 portfolios in the OppenheimerFunds complex.

Mr. Reinganum has been a portfolio manager for the Fund since inception. Mr. Reinganum has been a Vice President of the Subadviser since September 2002 and Director of Quantitative Research and Portfolio Strategist for Equities. He was formerly the Mary Jo Vaughn Rauscher Chair in Financial Investments at Southern Methodist University since 1995. At Southern Methodist University he also served as the Director of the Finance Institute, Chairman of the Finance Department, President of the Faculty at the Cox School of Business and member of the Board of Trustee Investment Committee. He is an officer of 8 portfolios in the OppenheimerFunds complex.

AZL PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND
The Fund is managed by William H. Gross, Managing Director, Chief Investment Officer and a founding partner of PIMCO. He has been the portfolio manager since the Fund's inception in May of 2005. He has also managed the PIMCO StocksPLUS Fund since January of 1998 and the PIMCO StocksPLUS Total Return Fund since its inception in June of 2002. He has 36 years of investment experience.


AZL S&P 500 INDEX FUND AND AZL Small CAP STOCK INDEX FUND
Thomas Durante, CFA, is the fund's primary portfolio manager of the AZL S&P 500 Index Fund and the AZL Small Cap Stock Index Fund, and has been employed by Mellon since 1982. He is also a portfolio manager with Mellon Equity Associates, an affiliate of Dreyfus, and has been employed by Mellon Bank, N.A. since 2000.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

AZL SCHRODER INTERNATIONAL Small CAP FUND
The portfolio manager primarily responsible for the day-to-day management of the Fund is Matthew Dobbs, who chairs the Schroder International Smallcap Investment Committee. The Investment Committee has overall responsibility for the management of the Fund. The Committee, composed of Small cap specialists, determines the country allocation of the Fund, while stock selection is primarily the responsibility of senior regional Small cap portfolio managers.

Mr. Dobbs is Head of Global Equities Small Cap for Schroder plc and Schroder Ltd. He has been with the Schroders Group since 1981. Education: BA, Worcester College, Oxford University.


AZL TARGETPLUS EQUITY FUND
The AZL TargetPLUS Equity Fund is subadvised by the First Trust Investment Committee as described above for the AZL First Trust Target Double Play Fund.

AZL TARGETPLUS BALANCED FUND,
AZL TARGETPLUS MODERATE FUND, AND
AZL TARGETPLUS GROWTH FUND
THE EQUITY PORTFOLIO:
         The Equity Portfolio of each of the above listed Funds is subadvised by the First Trust Investment Committee as described above for the AZL First Trust Target Double Play Fund.


THE FIXED INCOME PORTFOLIO:
        DIVERSIFIED INCOME STRATEGY:
        CURTIS MEWBOURNE. Mr. Mewbourne is an Executive Vice President, portfolio manager and Co-Head of the Emerging Markets portfolio management team. Mr. Mewbourne has over 14 years of trading experience in Credit Markets. He began his career in finance at Lehman Brothers in 1992 as a market maker for Emerging Market debt. Prior to joining PIMCO in 1999, Mr. Mewbourne ran Salomon Brothers Emerging Market trading desk in London. Mr. Mewbourne manages various portfolios and CDOs in Total Return and Credit strategies including Global Investment Grade, High Yield, and Emerging Markets. Mr. Mewbourne holds an Engineering degree in Computer Science from the University of Pennsylvania.


        TOTAL RETURN STRATEGY:


        CHRIS DIALYNAS. Mr. Dialynas is a Managing Director, portfolio manager, and a senior member of PIMCO's investment strategy group. He joined PIMCO in 1980. Mr. Dialynas has written extensively and lectured on the topic of fixed income investing. He served on the Editorial Board of The Journal of Portfolio Management and was a member of Fixed Income Curriculum Committee of the Association for Investment Management and Research. He has twenty-five years of investment experience and holds a bachelor's degree in economics from Pomona College, and holds an MBA in finance from The University of Chicago Graduate School of Business.

        MANAGER ALLOCATION: As described under the Risk/Return Summary, under normal market conditions the Manager may allocate the Fund's assets between the Fund's Equity Portfolio and Fixed Income Portfolio within a certain range for each portfolio. However, this does not restrict the Manager from allocating assets outside of this range when the Manager considers it appropriate. Furthermore, the Manager, may allocate from 0% to 100% of the Fund's assets allocated to the Fixed Income Portfolio between the Diversified Income Strategy and the Total Return Strategy.

        Jeffrey W. Kletti is the portfolio manager for the Manager who determines the allocations among and between the Equity Portfolio and the Fixed Income Portfolio as well as between the two strategies underlying the Fixed Income Portfolio. Mr. Kletti is a Chartered Financial Analyst and joined Allianz Life Insurance Company of North America, the parent of the Manager, in 2000. Mr. Kletti served as senior vice president of the Manager from its inception in 2001 until he was elected its president in 2005. Previously, Mr. Kletti held positions with Fortis Financial Group, IAI Mutual Funds, and Kemper Financial Services.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

AZL VAN KAMPEN AGGRESSIVE GROWTH FUND
The Fund's portfolio is managed within the Subadviser's Multi-Cap Growth team. Current members of the Multi-Cap Growth team include Gary Lewis, Managing Director of the Subadviser, Dudley Brickhouse, Janet Luby, and Matthew Hart, Executive Directors of the Subadviser, and Scott Miller, Vice President of the Subadviser.

Gary Lewis is the lead portfolio manager for the Fund and for the entire team. The team also manages a Small cap product which is led by Mr. Hart, a midcap product which is led by Mr. Brickhouse, and a focus fund led by Ms. Luby. Mr. Miller focuses on the healthcare sector across all capitalizations. All team members collaborate to bring ideas to Mr. Lewis for the Funds. Team members have all come from analytical backgrounds with a primary focus on technology, healthcare, consumer, and financial sectors, and ideas which fit the team's criteria are discussed in a daily collaborative group meeting or individually with Mr. Lewis for inclusion in or sale from the Fund.


The composition of the team may change without notice from time to time. See below for more information about the portfolio managers.

AZL VAN KAMPEN COMSTOCK FUND
The Fund's portfolio is managed within the Subadviser's Multi-Cap Value team. Current members of the Multi-Cap Value team include B. Robert Baker who is the Fund's lead portfolio manager, Jason Leder, and Kevin Holt, Managing Directors of the Subadviser.
All portfolio managers who work on the portfolio are responsible for generating investment ideas. Each portfolio manager has discretion over the sectors they cover. The Multi-Cap Value Team meets formally every week to discuss the portfolio. This is open for debate with all the managers providing their opinions and ideas. Lead portfolio manager, Mr. Baker, has ultimate responsibility for the strategy and is the final arbiter on decisions.

The composition of the team may change without notice from time to time. See below for more information about the portfolio managers.


AZL VAN KAMPEN EQUITY AND INCOME FUND
The Fund is managed by the Subadviser's Equity Income team. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are James A. Gilligan, Steven Kreider, and Mark Laskin, each a Managing Director of the Subadviser, James O. Roeder, Thomas B. Bastian and Gerhardt Herbert, each an Executive Director of the Subadviser, and Sergio Marcheli, a Vice President of the Subadviser.

Messrs. Gilligan and Kreider are the lead portfolio managers of the Fund. Each member is responsible for specific sectors, except Mr. Marcheli who aids in providing research in all sectors as needed. Mr. Marcheli also manages the cash position in the Fund. All team members are responsible for the day-to-day management of the Fund and Messrs. Gilligan and Kreider are responsible for the execution of the overall strategy of the Fund.


The composition of the team may change without notice from time to time. See below for more information about the portfolio managers.

AZL VAN KAMPEN GLOBAL FRANCHISE FUND
The Fund's portfolio is managed within the Subadviser's Global Franchise team. The current members of the team include Hassan Elmasry, Managing Director of the Subadviser, Paras Dodhia and Michael Allison, Vice Presidents of the Subadviser, and Jayson Vowles, Analyst of the Subadviser.

Mr. Elmasry is the lead portfolio manager of the Global Franchise strategy and has 20 years' investment experience. He is supported by Michael Allison, Paras Dodhia and Jayson Vowles, the strategy's dedicated portfolio managers. Messrs. Allison, Dodhia and Vowles have 7, 5 and 4 years of investment experience respectively. As lead portfolio manager, Mr. Elmasry has ultimate responsibility for stock selection and portfolio construction.


See below for more information about the portfolio managers.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

AZL VAN KAMPEN GLOBAL REAL ESTATE FUND
The Fund's assets are managed within the Real Estate Team. The members of the team who are currently responsible for the day-to-day management of the Fund are Theodore R. Bigman, Michael te Paske and Sven van Kemenade, each a Managing Director of the Subadviser, and Angeline Ho, Executive Director of the Subadviser. Together, the team determines the investment strategy, establishes asset-allocation frameworks and directs the implementation of investment strategy.


See below for more information about the portfolio managers.


AZL VAN KAMPEN GROWTH AND INCOME FUND
The Fund's portfolio is managed within Van Kampen's Equity Income team. Current members of the team include James Gilligan, who is the Fund's lead portfolio manager, a Managing Director of Van Kampen, James Roeder, Mark Laskin and Thomas Bastian, Executive Directors of Van Kampen, and Sergio Marcheli, a Vice President of Van Kampen.


Each member is responsible for specific sectors, with the exception of Sergio Marcheli. All team members are responsible for the day-to-day management of the Fund and James Gilligan is responsible for the execution of the overall strategy of the Fund.

The composition of the team may change without notice from time to time. See below for more information about the portfolio managers.

AZL VAN KAMPEN MID CAP GROWTH FUND
The Fund's portfolio is managed within the Subadviser's U.S. Growth Team. The Current members of the team include Dennis Lynch and David Cohen, Managing Directors of the Subadviser, and Sam Chainani and Alexander Norton, Executive Directors of the Subadviser.

Dennis Lynch is the lead portfolio manager of the Fund. David Cohen, Sam Chainani, and Alex Norton are co-portfolio managers. Members of the team collaborate to manage the assets of the Fund. The team manages their funds in 5 primary strategies.

The composition of the team may change without notice from time to time. See below for more information about the portfolio managers.

AZL VAN KAMPEN STRATEGIC GROWTH FUND
The Fund's portfolio is managed within the Subadviser's Multi-Cap Growth team. Current members of the Multi-Cap Growth team include Gary Lewis, who is the Fund's lead portfolio manager, Managing Director of the Subadviser, Dudley Brickhouse, Janet Luby, and Matthew Hart, Executive Directors of the Subadviser, and Scott Miller, Vice Presidents of the Subadviser.


Gary Lewis is the lead portfolio manager for the Fund and for the entire team. The team also manages a Small cap product which is led by Matt Hart, a midcap product which is led by Dudley Brickhouse, and a focus fund led by Janet Luby. Scott Miller focuses on the healthcare sector across all capitalizations. All team members collaborate to bring ideas to Gary for the Funds. Team members have all come from analytical backgrounds with a primary focus on technology, healthcare, consumer, and financial sectors, and ideas which fit the team's criteria are discussed in a daily collaborative group meeting or individually with Gary Lewis for inclusion in or sale from the Fund.


The composition of the team may change without notice from time to time. See below for more information about the portfolio managers.

THE VAN KAMPEN PORTFOLIO MANAGERS:


o   Michael Allison has worked for the Subadviser since 2000 and has managed the
    AZL Van Kampen Global Franchise Fund since February 2005.
o   B. Robert Baker, has worked for the Subadviser since 1991 and has managed the AZL Van Kampen Comstock Fund since 2001.
o   Thomas Bastian has worked for the Subadviser since 2003 and joined the team managing the AZL Van Kampen Equity and Income Fund in 2003 and has managed the AZL Van Kampen Growth and Income Fund since 2003. Prior to that, he was a portfolio manager at Eagle Asset Management from 1999 to 2003.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007
                                      184

o   Theodore R. Bigman has worked for the Subadviser since 1995 and has been managing the AZL Van Kampen
    Global Real Estate Fund since 2006.
o   Dudley Brickhouse has worked for the Subadviser since 1997 and has managed the AZL Van Kampen Aggressive Growth Fund and AZL Van Kampen Strategic
    Growth Fund since 2001.
o   Sam Chainani has worked for the Subadviser since 1996 and has managed the AZL Van Kampen Mid Cap
    Growth since 2004.
o   David Cohen has worked for the Subadviser since 1993 and has managed the AZL Van Kampen Mid Cap
    Growth Fund since 2003.
o   Paras Dodhia has worked for the Subadviser since 2002 and has managed the
    AZL Van Kampen Global Franchise Fund since 2002. Prior to 2002, Mr. Dodhia was an Equity Analyst for JP Morgan Chase.
o   Hassan Elmasry, has worked for the Subadviser since 1995 and has managed the
    AZL Van Kampen Global Franchise Fund since April 2002.
o   James Gilligan has worked for the Subadviser since 1985 and joined the team managing the AZL Van Kampen Equity and Income Fund in 1990 and has managed the AZL Van Kampen Growth and Income Fund since 2001.
o   Matthew Hart has worked for the Subadviser since 1997 and has managed the
    AZL Van Kampen Aggressive Growth Fund and AZL Van Kampen Strategic Growth
    Fund since 2001.
o   Gerhardt Herbert has worked for the Subadviser since 1994 and joined the team managing the AZL Van Kampen Equity and Income Fund in 2005. Prior to
    2005, Mr. Herbert worked in an investment management capacity with the
    Subadviser.
o   Angeline Ho has worked for the Subadviser since 1997 and has been managing the AZL Van Kampen Global
    Real Estate Fund since 2006.
o   Kevin Holt has worked for the Subadviser since 1999 and has managed the AZL Van Kampen Comstock Fund since 2001.
o   Sven van Kemenade has worked for the Subadviser since 1997 and has been managing the AZL Van Kampen Global Real Estate Fund since 2006.
o   Steven Kreider has worked for the Subadviser since February 1998 and began managing both the AZL Equity and Income Fund and the AZL Growth and Income
    Fund in April 2007.
o   Mark Laskin has worked for the Subadviser since October 2000 and began managing both the AZL Equity and the AZL Growth and Income Fund in January
    2007.
o   Jason Leder has worked for the Subadviser since 1995 and has managed the AZL
    Van Kampen Comstock Fund since 2001.
o   Gary Lewis, has worked for the Subadviser since 1986 and has managed the AZL
    Van Kampen Aggressive Growth Fund and AZL Van Kampen Strategic Growth Fund
    since 2001.
o   Janet Luby has worked for the Subadviser since 1995 and has managed the AZL
    Van Kampen Aggressive Growth Fund and AZL Van Kampen Strategic Growth Fund
    since 2001.
o   Dennis Lynch, who is the Fund's lead portfolio manager, has worked for the
    Subadviser since 1998 and has managed the AZL Van Kampen Mid Cap Growth Fund since 2003.
o   Sergio Marcheli has worked for the Subadviser since 2002 and joined the team managing the AZL Van Kampen Equity and Income Fund in 2003 and has managed the AZL Van Kampen Growth and Income Fund since 2003. From 2002-2003, Mr.
    Marcheli worked in an investment management capacity with the Subadviser and prior to that, he worked in a marketing capacity for an affiliate of the
    Subadviser.
o   Scott Miller has worked for the Subadviser since 2001 and has managed the
    AZL Van Kampen Aggressive Growth Fund and AZL Van Kampen Strategic Growth
    Fund since 2001. Prior to that, he was a student at the University of
    Chicago Graduate Business School.
o   Alex Norton has worked for the Subadviser since 2000 and has managed the AZL Van Kampen Mid Cap
    Growth Fund since July 2005.
o   Michael te Paske has worked for the Subadviser since 1997 and has been managing the AZL Van Kampen Global Real Estate Fund since 2006.
o   James O. Roeder has worked for the Subadviser since 1999 and joined the team managing the AZL Van Kampen Equity and Income Fund in 1999 and has managed the AZL Van Kampen Growth and Income Fund since 2001.
o   Jayson Vowles has worked for the Subadviser since 2003 and has managed the
    AZL Van Kampen Global Franchise Fund since 2003. Prior to 2003, Mr. Vowles worked for Goldman Sachs International from 2001 to 2003 as an associate, modeling fixed income derivatives.


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MORE INFORMATION ABOUT FUND MANAGEMENT
The Manager, Oppenheimer Capital LLC, PIMCO, and Nicholas-Applegate Capital Management LLC are subsidiaries of Allianz SE (formerly Allianz AG), one of the world's largest insurance and financial services companies. On October 13, 2006, Allianz AG, which was previously an "Aktiengesellschaft" or German Stock Corporation, changed its legal form into a "Societas Europaea" (SE) or European Stock Corporation, while maintaining its legal identity as the surviving corporation. Allianz SE is headquartered in Munich, Germany and has operations in more than 70 countries. As of December 31, 2006, Allianz SE had assets under management of more than $1 trillion. In North America, Allianz SE subsidiaries are engaged in the life insurance, property casualty insurance, broker-dealer, banking, investment adviser, and mutual fund businesses.

The SAI has more detailed information about the Manager, the Subadvisers and other service providers. The SAI also provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds.


--------------------------------------------------------------------------------
DUTIES OF THE MANAGER AND SUBADVISERS
Within the scope of an investment program approved by the Board of Trustees, the Manager oversees the AZL Funds and the selection of Subadvisers and advises on the Funds' investment policies. The Subadvisers determine which securities are bought and sold, and in what amounts. The Manager is also responsible for allocation of assets between the Equity Portfolio and Fixed Income Portfolio and between the Diversified Income Strategy and the Total Return Strategy within the Fixed Income Portfolio for the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund. However, the Subadvisers determine which securities are bought and sold, and in what amounts, for each of those portfolios and strategies. The Manager continuously monitors the performance of various investment management organizations, including the Subadvisers, and generally oversees the services provided to Allianz VIP Funds by its administrator, custodian and other service providers. Further information about the Subadvisers is included in the SAI.


The Manager is paid a fee as set forth under "Fees" below, by the Fund for its services, which includes any fee paid to the Subadviser.

Each of these Funds and the Manager, under an order received from the Securities and Exchange Commission ("SEC") on September 17, 2002, may enter into and materially amend agreements with Subadvisers without obtaining shareholder approval. This type of structure is commonly known as a "Manager of Managers" structure. For any Fund that is relying on the order, the Manager may:
O   hire one or more subadvisers;
O   change subadvisers; and
O   reallocate management fees between itself and subadvisers.

The Manager continues to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Subadvisers and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from:
O   its shareholders; or
O the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated subadviser without that agreement, including the compensation to be paid under it, being similarly approved except as may be permitted by applicable law.


POTENTIAL MATERIAL CONFLICT OF INTEREST
Actual or apparent conflicts of interest may arise for the Manager related to its discretion over the allocation of assets for the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund (the "Multi-Manager Funds").
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

As described under the Risk/Return Summary, under normal market conditions the Manager may allocate the Funds' assets between each of the Funds' Equity Portfolios and Fixed Income Portfolios within a certain range for each portfolio. However, this does not restrict the Manager from allocating assets outside of this range when the Manager considers it appropriate. Furthermore, the Manager, may allocate from 0% to 100% of each of the Funds' assets allocated to the Fixed Income Portfolio between the Diversified Income Strategy and the Total Return Strategy.

The Manager receives a management fee for the services provided and expenses assumed for each Fund, including each of the Multi-Manager Funds. Also for each Multi-Manager Fund, the Manager pays each Subadviser a subadvisory fee based on the assets allocated to each Subadviser out of the management fees it receives. The amount of the subadvisory fee differs between the Equity Portfolio (subadvised by First Trust Advisors L.P.) and the Fixed Income Portfolio (subadvised by Pacific Investment Management Company LLC). Furthermore, the subadvisory fees the Manager pays to the Subadviser of the Fixed Income Portfolio differ between the Diversified Income Strategy and the Total Return Strategy. These differences may create an incentive for the Manager to consider the impact on net revenues the Manager will receive in allocating among and between the Equity Portfolio and Fixed Income Portfolio and among and between the Diversified Income Strategy and the Total Return Strategy of the Fixed Income Portfolio.


--------------------------------------------------------------------------------
PAYMENTS TO AFFILIATED INSURANCE COMPANIES
Currently, the Funds are available as underlying investment options of variable annuity contracts and variable life insurance policies (the "Products") offered by Allianz Life Insurance Company of North America and its affiliates (the "Affiliated Insurance Companies"), which are also affiliates of the Manager. In addition to the Funds, these products include other funds for which the Manager is not the investment manager (the "Nonproprietary Funds"). The Affiliated Insurance Companies may receive payments from the sponsors of the Nonproprietary Funds as a result of including them as investment options in the Products. Similarly, the Affiliated Insurance Companies are allocated resources, including revenue earned by the Manager for providing investment management and other services to the Funds, as a result of including the Funds in the Products. The amount of payments from Nonproprietary Funds or allocations of resources from the Manager varies, and may be significant and may create an incentive for the Affiliated Insurance Companies regarding its decision of which funds to include in the Products.

OTHER ADMINISTRATIVE SERVICES
The Affiliated Insurance Companies provide administrative and other services to the contract and policy owners on behalf of the funds, including the Funds and the Nonproprietary Funds, that are available under the Products. The Affiliated Insurance Companies may receive payment for these services.

--------------------------------------------------------------------------------
TRANSFER SUPPORTED FEATURES OF CERTAIN ANNUITY CONTRACTS
The Funds may be offered under certain variable annuities that have guaranteed value or benefit features that are supported by automatic transfers between investment choices available under the product (the "Transfer Supported Features"). If the Transfer Supported Features are available to you, they are described in the prospectus for your variable annuity contract. These features may be known as the Guaranteed Account Value Benefit, Guaranteed Principal Value Benefit, the PRIME Plus Benefit, the Lifetime Plus Benefit or another name. Under the Transfer Supported Features, contract values are rebalanced periodically. This rebalancing can cause a fund, including the Funds, to incur transactional expenses as it buys or sells securities to manage asset inflows or outflows. Also, large outflows from a fund may increase expenses attributable to the assets remaining in the fund. These increased expenses can have an adverse impact on the performance of an affected fund and on contract or policy owners who have assets allocated to it. Even if you do not participate in the Transfer Supported Programs you may be impacted if you allocate assets to a fund, including the Funds, that is affected by transfers under the Transfer Supported Features.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

----------------------------------------------------------------------------------------------------------
MANAGEMENT FEES
Each Fund paid the Manager a fee for advisory services (including subadvisory fees) during 2006 at the annual rate shown on the following table, before and after fee waivers:


                                                                   PERCENTAGE OF AVERAGE          PERCENTAGE OF AVERAGE
                                                                 NET ASSETS AS OF 12/31/06      NET ASSETS AS OF 12/31/06
                                                                     BEFORE FEE WAIVERS             AFTER FEE WAIVERS
----------------------------------------------------------------------------------------------------------------------------
AZL AIM Basic Value Fund                                                   0.75%                          0.75%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL AIM International Equity Fund                                          0.90%                          0.90%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Columbia Technology Fund                                               0.82%                          0.82%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Davis NY Venture Fund                                                  0.75%                          0.75%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Founders Equity Growth Fund                                    0.79%                          0.79%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Premier Small Cap Value Fund                                   0.90%                          0.87%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL First Trust Target Double Play Fund                                    0.60%                          0.45%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Franklin Small Cap Value Fund                                          0.75%                          0.75%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Jennison 20/20 Focus Fund                                              0.80%                          0.76%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Jennison Growth Fund                                                   0.80%                          0.80%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL LMP Large Cap Growth                                                   0.80%                          0.80%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL LMP Small Cap Growth Fund                                              0.85%                          0.85%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Legg Mason Growth Fund                                                 0.85%                          0.82%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Legg Mason Value Fund                                                  0.75%                          0.75%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Money Market Fund                                                      0.35%                          0.35%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL NACM International Fund                                                N/A(1)                        N/A(1)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Neuberger Berman Regency Fund                                          0.75%                          0.75%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL OCC Opportunity Fund                                                   0.85%                          0.85%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL OCC Renaissance Fund                                                   0.75%                          0.75%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL OCC Value Fund                                                         0.75%                          0.75%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Developing Markets Fund                                    1.25%                          0.26%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Global Fund                                                0.90%                          0.83%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer International Growth Fund                                  0.77%                          0.77%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Main Street Fund                                           0.80%                          0.77%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL PIMCO Fundamental IndexPLUS Total Return Fund                          0.75%                          0.75%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Schroder International Small Cap Fund                                  N/A(1)                        N/A(1)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL S&P 500 Index Fund                                                     N/A(1)                        N/A(1)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Small Cap Stock Index Fund                                             N/A(1)                        N/A(1)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Balanced Fund                                               N/A(1)                        N/A(1)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Equity Fund                                                 0.60%                          0.45%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Growth Fund                                                 N/A(1)                        N/A(1)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Moderate Fund                                               N/A(1)                        N/A(1)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Aggressive Growth Fund                                      0.90%                          0.81%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Comstock Fund                                               0.73%                          0.71%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Equity and Income Fund                                      0.75%                          0.72%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Global Franchise Fund                                       0.95%                          0.95%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Global Real Estate Fund                                     0.90%                          0.78%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Growth and Income Fund                                      0.75%                          0.69%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Mid Cap Growth Fund                                         0.82%                          0.78%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Strategic Growth Fund                                       0.85%                          0.79%
----------------------------------------------------------------------------------------------------------------------------

(1) The Funds commenced operations after December 31, 2006. Management fees payable on an annual basis as a percentage of the Fund's net assets to the Manager, which include amounts payable to the Subadviser, are 1.00% for the AZL NACM International Fund, 1.00% for the AZL Schroder International Small Cap Fund, 0.17% for the AZL S&P 500 Index Fund, 0.26% for the AZL Small Cap Index Fund, and 0.52% for each of the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
FUND MANAGEMENT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

LEGAL PROCEEDINGS
As of May 1, 2007 the Manager is not aware of any material pending legal proceedings, other than routine litigation incidental to the conduct of their respective businesses, to which the Funds, the Manager or the principal underwriter is a party. However, some of the Subadvisers currently are the subject of investigations or proceedings which relate to their management of other mutual funds. Brief descriptions thereof are set forth below. Terms that are defined in the following legal proceedings apply only to the sections in which they appear. Such proceedings would be material only to the extent that they are likely to have a material adverse effect on the abiity of the Subadviser to perform its agreement with the Manager.


A I M CAPITAL MANAGEMENT, INC.
To the best of its knowledge, the Subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.

CLEARBRIDGE ADVISORS, LLC
To the best of its knowledge, the Subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.

COLUMBIA MANAGEMENT ADVISORS, LLC
On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia Advisors") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia Advisors and its affiliates to reduce certain Columbia Funds (including the former Nations Funds) and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and agreed to by the staff of the SEC. The independent distribution consultant has been in consultation with the Staff, and has submitted a draft proposed plan of distribution, but has not yet submitted a final proposed plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Advisors, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds, that asserts claims under federal securities laws and state common law.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

On February 25, 2005, Columbia Advisors and other defendants filed motions to di(SM)iss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to di(SM)iss. The court di(SM)issed all of the class action claims pending against the Columbia Funds. As to Columbia Advisors, the Distributor and the Trustees of the Columbia Funds, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940
(ICA) and the state law claims were di(SM)issed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not di(SM)issed.

On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.


On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge di(SM)issed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval.


This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.


DAVIS SELECTED ADVISERS, L.P.
To the best of its knowledge, the Subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.

THE DREYFUS CORPORATION
To the best of its knowledge, the Subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.

FIRST TRUST ADVISERS L.P.
To the best of its knowledge, the Subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.

FRANKLIN ADVISORY SERVICES, LLC
This response is on behalf of Franklin Advisory Services, LLC ("FAS, LLC"), a wholly-owned subsidiary of Franklin/Templeton Distributors, Inc. ("FTDI"), which is a wholly-owned subsidiary of Franklin Resources, Inc. This response is limited to material investment management related matters from August 2003 to August 18, 2006 and does not include routine matters in the ordinary course of business, if any. In addition to the matters identified below, from time to time Franklin Resources, Inc. and certain of its subsidiaries (together the "Company") may receive requests for documents or other information from governmental authorities or regulatory bodies or also may become the subject of governmental or regulatory investigations and/or examinations.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, the Company, as well as certain current or former executives and employees of the Company, received subpoenas and/or requests for documents, information and/or testimony. The Company and its current employees provided documents and information in response to those requests and subpoenas.


Beginning in August 2004, the Company entered into settlements with certain regulators investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters described below is in the best interest of the Company and shareholders of the Franklin Templeton mutual funds (the "Funds").

On August 2, 2004, Franklin Resources, Inc. announced that its subsidiary, Franklin Advisers, Inc. ("FAV"), reached an agreement with the SEC that resolved the issues resulting from an SEC investigation into market timing activity. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and Sections 9(b) and 9(f) of the Investment Company Act of 1940, Making Findings and Imposing Remedial Sanctions and a Cease-and- Desist Order" (the "Order"). The SEC's Order concerned the activities of a limited number of third parties that ended in 2000 and those that were the subject of the first Massachusetts administrative complaint described below.

Under the terms of the SEC's Order, pursuant to which FAV neither admitted nor denied any of the findings contained therein, FAV agreed to pay $50 million to be distributed to shareholders of certain of the Funds, of which $20 million was a civil penalty.


The Order required FAV to, among other things:
o Enhance and periodically review compliance policies and procedures, and establish a corporate ombud(SM)an;
o Establish a new internal position whose responsibilities shall include compliance matters related to conflicts of interests; and
o Retain an independent distribution consultant to develop a plan to distribute the $50 million settlement to Fund shareholders.


The Order further provided that in any related investor actions, FAV would not benefit from any offset or reduction of any investor's claim by the amount of any distribution from the above-described $50 million to such investor that is proportionately attributable to the civil penalty paid by FAV.


On September 20, 2004, Franklin Resources, Inc. announced that two of its subsidiaries, FAV and Franklin Templeton Alternative Strategies, Inc. ("FTASI"), reached an agreement with the State of Massachusetts related to its administrative complaint filed on February 4, 2004 ("Administrative Complaint"), concerning one instance of market timing that was also a subject of the August 2, 2004 settlement that FAV reached with the SEC, as described above. Under the terms of the settlement consent order issued by the State of Massachusetts, FAV and FTASI consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts (the "Massachusetts Consent Order"). The Massachusetts Consent Order included two different sections: "Statements of Fact" and "Violations of Massachusetts Securities Laws." FAV and FTASI admitted the facts in the Statements of Fact.

On October 25, 2004, the State of Massachusetts filed a second administrative complaint, alleging that Franklin Resources, Inc.'s Form 8-K filing (in which it described the Massachusetts Consent Order and stated that "Franklin did not admit or deny engaging in any wrongdoing") failed to state that FAV and FTASI admitted the Statements of Fact portion of the Massachusetts Consent Order (the "Second Complaint"). Franklin Resources, Inc. reached a second agreement with the State of Massachusetts on November 19, 2004, resolving the Second Complaint. As a result of the November 19, 2004 settlement, Franklin Resources, Inc. filed a new Form 8-K. The terms of the Massachusetts Consent Order did not change and there was no monetary fine associated with this second settlement.

On November 17, 2004, Franklin Resources, Inc. announced that its subsidiary, FTDI, reached an agreement with the CAGO, resolving the issues resulting from the CAGO's investigation concerning sales and marketing support payments. Under the terms of the settlement, FTDI neither admitted nor denied the allegations in the CAGO's complaint and agreed to pay $2 million to the State of California as a civil penalty, $14 million to the Funds, to be allocated by an independent distribution consultant to be paid for by FTDI, and $2 million to the CAGO for its investigative costs.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

On December 13, 2004, Franklin Resources, Inc. announced that its subsidiaries FTDI and FAV reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell Fund shares. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings, and Imposing Remedial Sanctions Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940, Sections 9(b) and 9(f) of the Investment Company Act of 1940, and Section 15(b) of the Securities Exchange Act of 1934" (the "Second Order").
Under the terms of the Second Order, in which FTDI and FAV neither admitted nor denied the findings contained therein, they agreed to pay the Funds a penalty of $20 million and disgorgement of $1 (one dollar). FTDI and FAV also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of Fund shares, including making additional disclosures in the Funds' Prospectuses and Statements of Additional Information. The Second Order further requires the appointment of an independent distribution consultant, at the Company's expense, who shall develop a plan for the distribution of the penalty and disgorgement to the Funds.

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds. On June 23, 2006, the SEC approved the distribution plan pertaining to the SEC settlement of the marketing support matter. Thereafter, the SEC approved the disbursement of the settlement monies from the Fair Fund established pursuant to the marketing support settlement and the distribution is expected to be substantially complete in accordance with the terms and conditions of that order in August, 2006.

The third settlement agreement, with the SEC, resolved issues resulting from the SEC's investigation of market timing activity in the Franklin Templeton Investment funds, and provided for distribution of the monies owed under the settlement agreement to shareholders of certain funds. The required distribution plan has been prepared and submitted to the SEC for its approval. As of July 24, 2006, the SEC has posted the following expected schedule:


         "The SEC anticipates that Notice of the Plan will be published on or after September 15, 2006. After publication and comment, the proposed Distribution Plan will be submitted to the SEC for approval. When the SEC approves the proposed Distribution Plan, with modifications as appropriate, distributions will begin pursuant to that Plan. The SEC anticipates distribution will begin in the fall of 2006."


On March 3, 2005, Franklin Templeton Investments Corp. ("FTIC"), an indirect wholly-owned subsidiary of Franklin Resources, Inc. and the investment manager of the Company's Canadian mutual funds, announced that a panel of the Ontario Securities Commission (the "OSC") approved FTIC's agreement with the OSC staff resolving the issues resulting from the OSC's investigation of frequent trading practices. The staff of the OSC stated they found no evidence of late trading occurring in funds managed by FTIC, nor did they find any evidence of market timing by any insiders of FTIC or any evidence of ongoing market timing activity in funds managed by FTIC. Under the settlement agreement, investors in certain funds managed by FTIC between February 1999 and February 2003 will receive the settlement monies pursuant to a distribution plan. On June 30, 2005, the OSC approved FTIC's distribution plan, giving FTIC three months to implement the plan. In accordance with that plan, distribution of settlement checks to certain investors in the relevant Canadian funds managed by FTIC commenced in September 2005, and has since been completed.

In addition to the regulatory settlements described above, the Company, including FAS, LLC, and certain Funds, current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York, and Florida, alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of Fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 Plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton Funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the February 4, 2004 State of Massachusetts Administrative Complaint and the findings in the SEC's August 2, 2004 Order, as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named Funds or Franklin Resources, Inc.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

To date, more than 400 similar lawsuits against at least 19 different mutual fund companies have been filed in federal district courts throughout the country. Because these cases involve common questions of fact, the Judicial Panel on Multidistrict Litigation (the "Judicial Panel") ordered the creation of a multidistrict litigation in the United States District Court for the District of Maryland, entitled "In re Mutual Funds Investment Litigation" (the "MDL"). The Judicial Panel then transferred similar cases from different districts to the MDL for coordinated or consolidated pretrial proceedings. As of August 18, 2006, the majority of the federal market timing lawsuits pending against the Company (and in some instances, naming certain officers, directors and/or Funds) have been transferred to the MDL.

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, FAV, and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys' fees and costs. In response to defendants' motion to transfer, on October 19, 2005, the Judicial Panel transferred the case to the MDL described above. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 State of Massachusetts Administrative Complaint concerning one instance of market timing and the SEC's findings regarding market timing in its August 2, 2004 Order.

Plaintiffs in the MDL filed consolidated amended complaints on September 29, 2004. On February 25, 2005, defendants filed motions to di(SM)iss. The Company's motions are currently under submission with the court.

Various subsidiaries of Franklin Resources, Inc., as well as certain Templeton Fund registrants, have also been named in multiple class action lawsuits originally filed in state courts in Illinois, alleging breach of duty with respect to the valuation of the portfolio securities of certain Templeton Funds managed by such subsidiaries, and seeking, among other relief, monetary damages and attorneys' fees and costs. In April 2005, defendants removed these lawsuits to the United States District Court for the Southern District of Illinois. On July 12, 2005, the court di(SM)issed one such lawsuit and di(SM)issed the remaining three lawsuits on August 25, 2005. Plaintiffs appealed the di(SM)issals to the United States Court of Appeals for the Seventh Circuit. The Seventh Circuit affirmed the di(SM)issals on May 19, 2006. On June 2, 2006, plaintiffs/appellants petitioned the court for a rehearing en banc, which the Seventh Circuit denied on June 15, 2006. Plaintiffs subsequently filed a motion to vacate the Seventh Circuit's decision; this was denied on June 19, 2006. Plaintiff's counsel has advised in connection with this matter, they intend to seek a writ of certiorari to the Supreme Court of the United States.

In addition, FTIC has been named in four class action market timing lawsuits in Canada, seeking, among other relief, monetary damages, an order barring any increase in management fees for a period of two years following judgment, and/or attorneys' fees and costs. The Company, including FAS, LLC, and in some instances, certain current and former officers, employees, and directors, have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to marketing support payments and/or payment of allegedly excessive commissions, and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, an accounting of all fees, commissions and soft dollar payments, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions and/or derivative actions brought on behalf of certain Funds.

Three such lawsuits were consolidated with each other for pretrial purposes. Following a September 9, 2005 order of di(SM)issal with leave to amend certain claims in the consolidated action, plaintiffs filed a second amended derivative consolidated complaint on March 10, 2006.

Management strongly believes that the claims made in each of the lawsuits described above are without merit and intends to vigorously defend against them.

Please see our website at www.franklintempleton.com for Franklin Templeton Investments' most recent Statement Regarding Current Industry Issues ("Statement"). A copy of the Statement as it appears on the date of this response is attached.


     STATEMENT ON CURRENT INDUSTRY ISSUES OCTOBER 4, 2006
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

     To Our Valued Shareholders and Clients:

     We would like to update you with regard to governmental investigation of various mutual fund industry practices as it pertains to our Company and its subsidiaries.

     Franklin Resources, Inc. (Franklin Templeton Investments) strongly supports regulatory efforts designed to improve the clarity and consistency of rules governing the trading and valuation of mutual fund shares. We are fully committed to the best interests of our shareholders worldwide, and have policies that are designed to protect those interests. We are committed to improving those policies as needed.

     In addressing those issues, we believe Franklin Templeton Investments has emerged as an even stronger and more energized organization.

     DISTRIBUTION OF SETTLEMENT MONIES. Under the terms of the Securities and Exchange Commission's ("SEC") Orders and the California Attorney General's Office ("CAGO") settlement agreement, which have been disclosed in previous filings, the Company has retained an Independent Distribution Consultant ("IDC") to develop a plan for the distribution of the respective settlement monies.

     The SEC's Order and the CAGO settlement concerning marketing support payments provide that the distributions of the settlement monies are to be made to the relevant funds, not to individual shareholders. The SEC approved the IDC's proposed Plan of Distribution arising from the SEC's marketing support Order, and disbursement of the settlement monies to the designated funds under this Plan was completed in September 2006, in accordance with the terms and conditions of the SEC's Order and the Plan. The distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement was approved by the CAGO, and the disbursement of monies to the relevant funds in accordance with the terms and conditions of that settlement was completed in March 2005.

     The IDC has also completed a proposed Plan of Distribution under the SEC's Order resolving its market timing investigation and has submitted that Plan to the SEC staff, where it is under review. The SEC has announced it anticipates Notice of the Plan will be published on or after November 15, 2006. After publication and comment, the proposed Distribution Plan will be submitted to the SEC for approval. When the SEC approves the proposed Distribution Plan, with modifications as appropriate, distributions will begin pursuant to that Plan. The SEC presently anticipates the distribution will begin in early 2007.

     With regard to the Ontario Securities Commission (OSC) settlement, which has been disclosed in previous filings, distribution of settlement checks to affected investors in certain Canadian funds managed by FTIC was completed in September 2005, in accordance with a plan approved by the OSC.

     For details on previous settlements and interactions with regulators, please reference our most recent filings.

     CLASS ACTION AND DERIVATIVE LAWSUITS. The Company and certain of the Franklin Templeton mutual funds, current and former officers, employees and directors have been named in multiple class action and derivative lawsuits, which are described in the Company's filings with the SEC. The Company believes that all of the claims made in each of the lawsuits are without merit and intends to defend itself vigorously.

     OUR COMMITMENT TO SHAREHOLDERS. Franklin Templeton Investments is proud to have served individual and institutional investors for more than 50 years. As an organization, we continue to be focused on providing you with consistently superior fund performance and exceptional service. Thank you for putting your trust in us.

JENNISON ASSOCIATES LLC
To the best of its knowledge, the Subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.

LEGG MASON CAPITAL MANAGEMENT, INC.
To the best of its knowledge, the Subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.

NEUBERGER BERMAN MANAGEMENT INC.
There are no material pending legal proceedings, other than ordinary routine litigation incidental to the business, to which the Subadviser is a party.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT LLC
To the best of its knowledge, the Subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.

OPPENHEIMER CAPITAL LLC
In June and September 2004, Allianz Global Investors of America, L.P., the parent company of OCC, and certain of its affiliates (Allianz Global Investors Fund Management LLC ("AGIFM") , PEA Capital LLC ("PEA") and Allianz Global Investors Distributors LLC) agreed to settle, without admitting or denying the allegations, claims brought by the SEC, the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which AGIFM serves as investment adviser. Two settlements (with the SEC and New Jersey) related to an alleged "market timing" arrangement in certain open-end funds sub-advised by PEA. Two settlements (with the SEC and California) related to the alleged use of cash and fund portfolio commissions to finance "shelf-space" arrangements with broker-dealers for open-end funds. AGIFM and its affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf-space. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf-space arrangements, and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Fund.

Since February 2004, AGIFM and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning "market timing," and "revenue sharing/shelf -space/directed brokerage," which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the United States District Court for the District of Maryland, and the revenue sharing/shelf-space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against AGIFM or its affiliates or related injunctions.

OCC believes that these matters are not likely to have a material adverse effect on the Fund or on its ability to perform its investment advisory activities relating to the Fund.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated, if required, only if those developments are material.

OPPENHEIMERFUNDS, INC.
To the best of its knowledge, the Subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO")
Since February 2004, PIMCO, AGI, AGID, and certain of their affiliates, and certain employees, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern "revenue sharing" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series during specified periods, or as derivative actions.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in "market timing" and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust's motion to

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007 dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants' motion to di(SM)iss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to di(SM)iss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain funds were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.'s bankruptcy in the District of New Jersey.

PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders--including certain funds were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court's decision giving permission to file the adversary proceeding and remanded the matter to Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a "cost-benefit" analysis of the Committee's claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to a fund. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on a fund or on PIMCO's or AGID's ability to perform their respective investment advisory or distribution services relating to a fund.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

PRUDENTIAL INVESTMENT MANAGEMENT, INC.
To the best of its knowledge, other than as described below, Prudential Investment Management, Inc. is not currently the subject of any material investigations or legal proceedings relating to the provision of investment advisory services to mutual funds by Prudential Investment Management's Fixed Income unit.

Two former employees of Prudential Investment Management, Inc. filed complaints against Prudential Investment Management, Inc. with the United States Department of Labor alleging violations of the whistleblower provision of Sarbanes-Oxley Act of 2002. The employees had earlier raised concerns that certain mutual funds, in particular the municipal bond funds, had been traded improperly. When the employees first raised these concerns, Prudential Investment Management, Inc. retained Wilmer Cutler Pickering Hale and Dorr ("Wilmer Cutler") to investigate their claims, and they determined that no improper trades had been placed. One employee withdrew his complaint prior to a preliminary determination. With respect to the second employee, the US Department of Labor issued a preliminary determination in April of 2006 in Prudential Investment Management, Inc.'s favor and the complaint was di(SM)issed. The employee objected to the determination.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

The SEC conducted an informal inquiry into this matter. Prudential Investment Management, Inc.'s last response to the inquiry was provided in October 2005, and Prudential Investment Management, Inc. has not received subsequent communication from the SEC. At this time, Prudential Investment Management, Inc. has no reason to believe that the SEC will come to a different view from that of Wilmer Cutler.

SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC.
To the best of its knowledge, the Subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.

VAN KAMPEN ASSET MANAGEMENT  (MORGAN STANLEY)
Morgan Stanley discloses pending litigation that it believes is or may be material in its filings on Form 10-K and Forms 10-Q made with the U.S. Securities and Exchange Commission (the "Commission"). For information regarding such litigation, please refer to the information under Part I, Item 3 in Morgan Stanley's Form 10-K (File No. 1-11758) with respect to the fiscal year ended November 30, 2006, as filed with the Commission.

With respect to Van Kampen, no material items were reported on Morgan Stanley's Form 10-K for the fiscal year ended November 30, 2006.

--------------------------------------------------------------------------------
THE ADMINISTRATOR AND DISTRIBUTOR
BISYS Fund Services Ohio, Inc. ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds' administrator, transfer agent and fund accountant. Administrative services of BISYS include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

BISYS Fund Services L.P., whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035 serves as the Funds' distributor.


OTHER DISTRIBUTION SERVICES
The Affiliated Insurance Companies may make payments for distribution services to other companies, including companies affiliated with the Affiliated Insurance Companies, to provide certain distribution related services for the Funds. The companies that receive such payments may in turn, pay any or all of these fees to their registered representatives who have provided distribution services. The payments made for distribution services under these agreements are paid by the Affiliated Insurance Companies and are not paid out of Fund assets.


--------------------------------------------------------------------------------
THE CUSTODIAN
The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675 serves as custodian to the Fund. The Northern Trust Company is paid certain fees and reimbursed for certain out-of-pocket expenses for its services. Fees paid by the Fund for these services are included under "Other Expenses" in the Fees and Expenses table for each Fund.

The SAI provides additional information about the services provided to the Funds.


--------------------------------------------------------------------------------
LICENSING ARRANGEMENTS
AZL FIRST TRUST TARGET DOUBLE PLAY FUND AND AZL TARGETPLUS EQUITY FUND, AND THE EQUITY PORTFOLIOS OF THE AZL TARGETPLUS BALANCED FUND, AZL TARGETPLUS GROWTH FUND, AND AZL TARGETPLUS MODERATE FUND (THE "FIRST TRUST PORTFOLIOS") In order to use the names of certain companies and their products or services in the strategies used to manage them, the AZL First Trust Target Double Play Fund and AZL TargetPLUS Equity Fund, and the Equity Portfolios of the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund (the "First Trust Portfolios") rely on licenses granted to First Trust.

"The Dow(R)," "Dow Jones Industrial Average(SM)," "DJIA(SM)," and "Dow Jones Select Dividend Index(SM)" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by First Trust Advisors L.P. and are used by the First Trust Portfolios under a sublicense agreement among Allianz Life Advisers, LLC, Allianz Variable Insurance Products Trust (together with Allianz Life Advisers, LLC, "Allianz"), Dow Jones & Company, Inc., and First Trust Advisors L.P. Dow Jones does not sponsor, endorse, sell, or promote the First Trust Portfolios, or The Dow(R) Target Dividend Strategy. Dow Jones makes no representation regarding the advisability of investing in such products.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

The First Trust Portfolios are not sponsored, endorsed, sold, or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of the First Trust Portfolios or any member of the public regarding the advisability of purchasing the First Trust Portfolios. Dow Jones' only relationship to First Trust and Allianz is the licensing of certain copyrights, trademarks, servicemarks, and service names of Dow Jones. Dow Jones has no obligation to take the needs of First Trust, Allianz, or the owners of the First Trust Portfolios into consideration in determining, composing or calculating the Dow Jones Industrial Average(SM). Dow Jones is not responsible for and has not participated in the determination of the terms and conditions of the First Trust Portfolios to be issued, including the pricing or the amount payable under the policy. Dow Jones has no obligation or liability in connection with the administration or marketing of the First Trust Portfolios.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGE(SM) OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, ALLIANZ, OWNERS OF THE FIRST TRUST PORTFOLIOS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGE(SM) OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES INDUSTRIAL AVERAGE(SM) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS, OR INDIRECT, PUNITIVE, SPECIAL, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND FIRST TRUST OR ALLIANZ.

"Value Line," "The Value Line Investment Survey(R)," and "Value Line Timeliness Ranking System" are registered trademarks of Value Line, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust Advisors L.P. and are used by the AZL First Trust Target Double Play Fund and AZL TargetPLUS Equity Fund, and the Equity Portfolios of the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund (the "First Trust Portfolios") under a sublicense agreement among Allianz Life Advisers, LLC, Allianz Variable Insurance Products Trust (together with Allianz Life Advisers, LLC, "Allianz"), and First Trust Advisors L.P. which is a Licensee of Value Line Publishing, Inc. The First Trust Portfolios and the Value Line(R) Target 25 Strategy are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the First Trust Portfolios. First Trust Advisors L.P., Allianz, and Allianz Life Insurance Company of North America are not affiliated with any Value Line Company.

Value Line Publishing, Inc.'s ("VLPI") only relationship to First Trust is VLPI's licensing to First Trust of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System") which is composed by VLPI without regard to First Trust, the First Trust Portfolios, the Value Line(R) Target 25 Strategy or any investor. VLPI has no obligation to take the needs of First Trust or any investor in the First Trust Portfolios or the Value Line(R) Target 25 Strategy into consideration in composing the System. The results of the First Trust Portfolios or the Value Line(R) Target 25 Strategy may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the First Trust Portfolios, the Value Line(R) Target 25 Strategy or the timing of the issuance for sale of the First Trust Portfolios or in the calculation of the equations by which the First Trust Portfolios are to be converted into cash. VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING, OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA, OR OTHER RESULTS

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING, OR TRADING OF THE FIRST TRUST PORTFOLIOS; OR
(II) FOR ANY LOSS, DAMAGE, COST, OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THE FIRST TRUST PORTFOLIOS, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT, OR EXEMPLARY DAMAGES IN CONNECTION WITH THE FIRST TRUST PORTFOLIOS OR THE VALUE LINE(R) TARGET 25 STRATEGY.

"NYSE(R)" is a registered trademark of, and "NYSE International 100 Index(R)" is a registered service mark of NYSE Group, Inc. and have been licensed for use for certain purposes by First Trust and are used by the AZL TargetPLUS Equity Fund, and the Equity Portfolios of the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund (the "TargetPLUS Portfolios") under a sublicense agreement among Allianz Life Advisers, LLC, Allianz Variable Insurance Products Trust (together with Allianz Life Advisers, LLC, "Allianz"), NYSE Group, Inc., and First Trust Advisors L.P. The TargetPLUS Portfolios' strategies, based in part on the NYSE International 100 Index(R), are not sponsored, endorsed, sold or promoted by NYSE Group, Inc. and NYSE Group, Inc. makes no representation regarding the advisability of investing in the TargetPLUS Portfolios. NYSE Group, Inc. has no relationship to First Trust or Allianz, other than the licensing of the NYSE International 100 Index(R) (the "Index") and its service marks for use in connection the TargetPLUS Portfolios and the NYSE(R) International Target 25 Strategy.

NYSE GROUP, INC. DOES NOT:
o   Sponsor, endorse, sell, or promote the TargetPLUS Portfolios.
o Recommend that any person invest in the TargetPLUS Portfolios or any other securities.
o Have any responsibility or liability for, or make any decisions about, the timing, amount, or pricing of the TargetPLUS Portfolios.
o Have any responsibility or liability for the administration, management, or marketing of the TargetPLUS Portfolios.
o Consider the needs of the TargetPLUS Portfolios or the owners of the TargetPLUS Portfolios in determining, composing, or calculating the Index or have any obligation to do so.

--------------------------------------------------------------------------------

NYSE GROUP, INC. WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE TARGETPLUS PORTFOLIOS OR THE NYSE(R) INTERNATIONAL TARGET 25 STRATEGY. SPECIFICALLY,
O NYSE GROUP, INC. DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. DISCLAIMS ANY WARRANTY ABOUT:
    O THE RESULTS TO BE OBTAINED BY THE TARGETPLUS PORTFOLIOS OR THE NYSE(R) INTERNATIONAL TARGET 25 STRATEGY, THE OWNERS OF THE TARGETPLUS PORTFOLIOS, OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE INDEX;
    O   THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;
    O THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;
O NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS IN THE INDEX OR ITS DATA;
O UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL, OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT THAT PERMITS ALLIANZ TO USE THE FOREGOING TRADEMARKS AND SERVICEMARKS IN CONNECTION WITH THE TARGETPLUS PORTFOLIOS IS BETWEEN FIRST TRUST AND NYSE GROUP, INC., AND IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE TARGETPLUS PORTFOLIOS OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------

The publishers of the DJIA, the Dow Jones Select Dividend Index(SM), the FT30 Index, the Hang Seng Index, the NYSE International 100 Index(R), and the Value Line Timeliness Ranking System are not affiliated with First Trust Advisors L.P., Allianz Life Advisers, LLC, Allianz Variable Insurance Products Trust or Allianz Life Insurance Company of North America and have not participated in creating the AZL First Trust Target Double Play Fund, AZL TargetPLUS Balanced Fund, AZL TargetPLUS Equity Fund, AZL TargetPLUS Growth Fund, or AZL TargetPLUS Moderate Fund, the strategies used to manage any of these Funds, or the selection of securities for these Funds. Except as otherwise noted, none of the index publishers have approved any of the information in this prospectus.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

AZL S&P 500 INDEX FUND AND AZL Small CAP STOCK INDEX FUND (THE "AZL INDEX FUNDS") The AZL S&P 500 Index Fund and AZL Small Cap Stock Index Fund (the "AZL Index Funds") are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the AZL Index Funds or any member of the public regarding the advisability of investing in securities generally or in the AZL Index Funds particularly or the ability of the S&P 500 Index and the S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the Manager (the "Licensee") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and the S&P SmallCap 600 Index which is determined, composed and calculated by S&P without regard to the Licensee or the AZL Index Funds. S&P has no obligation to take the needs of the Licensee or the owners of the AZL Index Funds into consideration in determining, composing or calculating the S&P 500 Index and the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the AZL Index Funds or the timing of the issuance or sale of the AZL Index Funds or in the determination or calculation of the equation by which the AZL Index Funds is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the AZL Index Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P SmallCAP 600 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE AZL INDEX FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P SmallCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P SmallCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
PRICING OF FUND SHARES
The price of each fund share is based on its Net Asset Value (NAV). The NAV is the current value of a share in a mutual fund. The NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund:

        NAV = (Total Assets - Liabilities) / Number of Shares Outstanding

Per share NAV for each Fund, other than the Money Market Fund, is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, on days the NYSE is open.

The securities (other than short-term debt securities) of the Funds, with the exception of the AZL Money Market Fund, are generally valued at current market prices. The AZL Money Market Fund values its securities at amortized cost (see below). Also, if market quotations are not available, or if an event occurs after the pricing of a security has been established that would likely cause the value to change, the value of the security may be priced at fair value as determined in good faith by or at the direction of the Funds' Trustees.

Foreign securities held by the Funds are valued on a daily basis using a fair valuation program approved by the Funds' Trustees. The fair valueation program includes processes administered by an independent pricing agent (based upon changes in certain markets, indices, and/or securities, if applicable) that may result in a value divverent from the last closing price of such foreign security on its principal overseas market or exchange.

The effect of using fair value pricing is that the Fund's NAV will be subject to the judgment of the Board of Trustees or its designees instead of being determined by the market. In addition, foreign securities acquired by a Fund may be valued in foreign markets on days when the Fund's NAV is not calculated. In such cases, the NAV of a Fund may be significantly affected on days when investors cannot buy or sell shares.

MONEY MARKET FUND
The Money Market Fund's NAV, the offering price, is expected to be constant at $1.00 per share although this value is not guaranteed. The NAV is determined each day at 1:00 p.m. Eastern Time, on days the NYSE is open. The Money Market Fund values its securities at its amortized cost. The amortized cost method values a portfolio security initially at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.

PURCHASE AND REDEMPTION OF SHARES
Investors may not purchase or redeem shares of the Funds directly, but only through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. You should refer to the prospectus of the participating insurance company's variable products for information on how to purchase a variable annuity contract or variable life insurance policy, how to select specific Allianz VIP Funds as investment options for your contract or policy and how to redeem monies from the Funds.

Orders for the purchase and redemption of shares of a Fund received before the NYSE closes are effected at the net asset value per share determined as of the close of trading on the NYSE (generally 4:00 p.m. Eastern Time) that day. Orders received after the NYSE closes are effected at the next calculated net asset value. Payment for redemption will be made by the Funds within 7 days after the request is received.

The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission. The Funds do not assess any fees when they sell or redeem their shares.


The right of purchase and redemption of Fund shares may also be restricted, and purchase orders may be rejected, in accordance with the market timing policy of the Trust as described under the "Market Timing" section below, and the market timing policy of the separate accounts of participating insurance companies. Please refer to your contract prospectus for the market timing policy of the separate account for your contract.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to the accumulation unit value allocated under your variable contract to the subacount that invests in the Fund. When these securities are converted to cash, the associated brokerage charges will be deducted from the assets of the subaccount.


The Funds currently do not foresee any disadvantages to investors if the Funds serve as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Funds serve as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company investing in a Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

MARKET TIMING
The Board of Trustees has adopted a policy that the Funds will not knowingly permit market timing or other abusive short-term trading practices. Market timing is frequent or short-term trading activity by certain investors in a fund intending to profit at the expense of other investors in the same fund by taking advantage of pricing inefficiencies that can prevent a fund's share price from accurately reflecting the value of its portfolio securities. For example, investors may engage in short-term trading in funds that invest in securities which trade on overseas securities markets to take advantage of the difference between the close of the overseas markets and the close of the U.S. markets. This type of short-term trading is sometimes referred to as "time-zone arbitrage." Funds that invest in other securities which are less liquid, or are traded less often, may be vulnerable to similar pricing inefficiencies.

Market timing and other abusive short-term trading practices may adversely impact a fund's performance by preventing portfolio managers from fully investing the assets of the fund, diluting the value of shares, or increasing the fund's transaction costs. To the extent that certain of the Funds have significant holdings in foreign securities (including emerging markets securities), Small cap stocks, or high yield bonds, or any combination thereof, the risks of market timing may be greater for those Funds than for other Funds. The Funds are offered only through variable annuity contracts and life insurance policies, and shares of the Funds are held in subaccounts of affiliated insurance companies. Because Fund transactions are processed by those insurance companies, rather than by the Trust, the Board of Trustees has not adopted procedures to monitor market timing activity at the Fund level, but rather has approved monitoring procedures designed to detect and deter market timing activities at the contract or policy level.

Your variable annuity or variable life insurance prospectus contains a description of the market timing detection and deterrence policy at the contract or policy level. Please refer to your annuity contract or life insurance policy prospectus for specific details on transfers between accounts.

The procedures that are designed to detect and deter market timing activities at the contract or policy level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some contracts and policies may prevent or restrict the effectiveness of the market timing procedures from stopping certain market timing activity. Market timing activity that is not identified, prevented, or restricted may adversely impact the performance of a Fund.

DISTRIBUTION (12B-1) FEES
Distribution fees ("12b-1 fees") compensate the Distributor and other dealers and investment representatives for services and expenses relating to the distribution of the Funds' shares in connection with the variable products through which Fund shares are sold. 12b-1 fees are paid from Fund assets on an ongoing basis. Over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

Each of the Funds (except Class 1 shares of the Multi-Class Funds as identified below) pays an annual 12b-1 fee in the maximum amount of 0.25% of their average daily net assets. The Trustees have authorized the Trust to offer two classes of shares, Class 1 and Class 2, for the following Funds: AZL Davis NY Venture Fund, AZL Dreyfus Premier Small Cap Value Fund, AZL Oppenheimer Developing Markets Fund, AZL Oppenheimer Global Fund, AZL Oppenheimer Main Street Fund, and AZL S&P 500 Index Fund (the "Multi-Class Funds"). Each of the Multi-Class Funds pays an annual 12b-1 fee of 0.25% of their average daily net assets attributable to Class 2 shares. 12b-1 fees are not paid by the Multi-Class Funds for average daily net assets attributable to Class 1 shares. Currently, there are no Class 1 shares of the Multi-Class Funds issued or outstanding. Beneficial ownership of Class 1 shares of the Multi-Class Funds may be made available in the future to certain variable annuity contract owners and variable life insurance policy owners in connection with the substitution of certain funds as investment options under those contracts and policies. Any such substitutions are subject to prior regulatory approval.

DIVIDENDS, DISTRIBUTIONS AND TAXES
Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Shares begin accruing dividends on the day they are purchased. Income dividends are usually paid annually. Income dividends on the AZL Money Market Fund are usually paid monthly. Capital gains for all Funds are distributed at least annually.

All dividends and capital gain distributions will be automatically reinvested in additional shares of a Fund at the net asset value of such shares on the payment date.

Each Fund is treated as a separate corporate entity for tax purposes. Each Fund intends to elect to be treated as a regulated investment company and each Fund intends to qualify for such treatment for each taxable year under Subchapter M of the Internal Revenue Code of 1986, as amended. In addition, each Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable. If a Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or a variable life insurance policy.

Persons investing in variable annuity contracts or variable life insurance policies should refer to the prospectuses with respect to such contracts or policies for further information regarding the tax treatment of the contracts or policies and the separate accounts in which the contracts or policies are invested.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand the financial performance of the Funds for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the tables represent returns that you would have earned (or lost) on an investment in the indicated Fund (assuming reinvestment of all dividends and distributions). The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If insurance contract charges were included, the return would be reduced.


This information has been derived from information audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Annual Report to Shareholders and incorporated by reference into the Statement of Additional Information. This should be read in conjunction with those financial statements. Copies of such Annual Report are available without charge upon written request from the Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-877-833 7113.

No information is presented for the AZL NACM International Fund, AZL S&P 500 Index Fund, AZL Schroder International Small Cap Fund, AZL Small Cap Stock Index Fund, AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund because these Fund's operations had not yet commenced during the periods presented. Financial highlights are not presented for Class 1 shares of the Multi-Class Funds because Class 1 shares of those Funds had not commenced operations as of December 31, 2006.

AZL AIM BASIC VALUE FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)
                                                                                                    MAY 1, 2002 TO
                                                           YEAR ENDED DECEMBER 31,                   DECEMBER 31,
                                                2006           2005          2004          2003         2002(A)
NET ASSET VALUE, BEGINNING OF PERIOD........$...11.56..    $   11.25     $   10.15     $   7.63     $   10.00
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)..................0.04...        0.01          --*            (0.01)       0.01
  Net Realized and Unrealized                   1.40
    Gains/(Losses) on Investments......................        0.58          1.10          2.53         (2.37)
  Total from Investment Activities..............1.44...        0.59          1.10          2.52         (2.36)
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income.........................(0.01).        --             --             --            (0.01)
  Net Realized Gains............................(0.37).        (0.28)        --             --            --
  Total Dividends...............................(0.38).        (0.28)        --             --            (0.01)
NET ASSET VALUE, END OF PERIOD..............$...12.62..    $   11.56     $   11.25     $   10.15    $   7.63
TOTAL RETURN**(b)...............................12.80%.         5.29%        10.84%        33.03%      (23.64)%
------------------------------------------- -------------- ------------- ------------- ------------ ---------------------
------------------------------------------- -------------- ------------- ------------- ------------ ---------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)..........$...185,177    $   179,708   $   170,491   $   91,232   $   20,776
Net Investment Income/(Loss)(c).................0.33%..        0.12%         0.00%       (0.10)%        0.22%
Expenses Before Reductions***(c)................1.17%..        1.20%         1.20%         1.28%        2.19%
Expenses Net of Reductions(c)...................1.17%..        1.20%         1.17%         1.10%        1.10%
Expenses Net of Reductions(c)(d)................1.17%..        1.20%         N/A           N/A          N/A
Portfolio Turnover Rate(b).....................16.57%..       18.38%        15.47%        17.11%       13.05%


*        Amount less than $.005.
** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
*** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Expenses net of reductions exclude expenses paid indirectly.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007
                                      204


AZL AIM INTERNATIONAL EQUITY FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                                                     MAY 1, 2002 TO
                                                              YEAR ENDED DECEMBER 31,                DECEMBER 31,
                                                2006          2005          2004          2003          2002(A)
NET ASSET VALUE, BEGINNING OF PERIOD........$..14.57......$  12.64      $  10.35      $   8.16      $  10.00
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)..................0.05......    0.02          0.03          0.01         (0.01)
  Net Realized and Unrealized                   3.86
    Gains/(Losses) on Investments......................       2.04          2.26          2.20         (1.83)
  Total from Investment Activities..............3.91......    2.06          2.29          2.21         (1.84)
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income........................(0.03).....    (0.03)        --             (0.02)        --
  Net Realized Gains...........................(0.18)..      (0.10)         --             --             --
  Total Dividends..............................(0.21)..      (0.13)         --            (0.02)         --
NET ASSET VALUE, END OF PERIOD..............$..18.27......$  14.57      $  12.64      $  10.35      $   8.16
TOTAL RETURN*(b)...............................27.04%.....   16.36%        22.13%        27.14%       (18.40)%
------------------------------------------- ------------- ------------- ------------- ------------- ---------------------
------------------------------------------- ------------- ------------- ------------- ------------- ---------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)..........$...317,614...$   169,997   $   57,135    $   21,795    $   8,298
Net Investment Income/(Loss)(c).................0.44%.....    0.52%         0.38%         0.24%       (0.16)%
Expenses Before Reductions**(c).................1.45%.....    1.50%         1.79%         2.15%         3.70%
Expenses Net of Reductions(c)...................1.45%.....    1.43%         1.40%         1.25%         1.25%
Expenses Net of Reductions(c)(d)................1.45%.....    1.45%         N/A           N/A           N/A
Portfolio Turnover Rate(b).....................47.75%.....   34.54%        48.64%        83.36%        74.30%

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Expenses net of reductions exclude expenses paid indirectly.

AZL COLUMBIA TECHNOLOGY FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                      YEAR ENDED DECEMBER 31,
                                                2006          2005           2004         2003          2002
NET ASSET VALUE, BEGINNING OF PERIOD........$...8.60..    $   8.54       $   9.00     $   6.34      $  10.77
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss).................(0.09).       (0.08)         (0.06)       (0.05)        (0.06)
  Net Realized and Unrealized                   0.31
    Gains/(Losses) on Investments......................       0.14          (0.34)        2.71         (4.37)
  Total from Investment Activities..............0.22..        0.06          (0.40)        2.66         (4.43)
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Realized Gains............................--......       --             (0.06)        --             --
  Total Dividends...............................--......       --             (0.06)        --             --
NET ASSET VALUE, END OF PERIOD..............$...8.82..    $   8.60       $   8.54     $   9.00      $   6.34
TOTAL RETURN*...................................2.56%(b)      0.70%         (4.33)%      41.96%      (41.13)%
------------------------------------------- ------------- -------------- ------------ ------------- ---------------------
------------------------------------------- ------------- -------------- ------------ ------------- ---------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)..........$...49,987    $   48,009     $   48,199   $   39,938    $   9,231
Net Investment Income/(Loss)..................(0.95)%.      (1.05)%        (0.85)%      (1.04)%       (1.12)%
Expenses Before Reductions**....................1.33%.        1.35%          1.31%        1.54%         2.61%
Expenses Net of Reductions......................1.33%.        1.35%          1.31%        1.25%         1.25%
Expenses Net of Reductions(a)...................1.33%.        1.35%           N/A          N/A           N/A
Portfolio Turnover Rate.......................244.04%.      125.08%        174.40%      170.59%       122.23%

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)      Expenses net of reductions exclude expenses paid indirectly.
(b)      During the year ended December 31, 2006, Columbia Management Advisors,
         LLC reimbursed $28,211 to the Fund related to violations of certain investment policies and limitations. The corresponding impact to the total return was 0.06%.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007
                                      205

AZL DAVIS NY VENTURE FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                   YEAR ENDED DECEMBER 31,
                                                2006          2005          2004          2003          2002
NET ASSET VALUE, BEGINNING OF PERIOD........$...11.99...  $   11.13     $   10.10     $   7.86      $   10.45
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)..................0.06....      0.03          0.06          0.06          0.07
  Net Realized & Unrealized                     1.59
    Gains/(Losses) on Investments &
    Foreign Currency Transactions......................       1.04          1.00          2.24          (2.58)
  Total from Investment Activities..............1.65....      1.07          1.06          2.30          (2.51)
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income.........................(0.03)..      (0.01)        (0.03)        (0.06)        (0.07)
  Net Realized Gains............................--.......      (0.20)        --             --             (0.01)
  Total Dividends...............................(0.03)..      (0.21)        (0.03)        (0.06)        (0.08)
NET ASSET VALUE, END OF PERIOD..............$...13.61...  $   11.99     $   11.13     $   10.10     $   7.86
TOTAL RETURN*...................................13.91%..      9.68%         10.56%        29.43%        (24.18)%
------------------------------------------- ------------- ------------- ------------- ------------- ---------------------
--------------------------------------------------------- ------------- ------------- ------------- ---------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)..........$...538,315.  $   348,036   $   152,470   $   48,998    $   15,988
Net Investment Income/(Loss)....................0.61%...      0.54%         0.65%         0.80%         0.83%
Expenses Before Reductions**....................1.12%...      1.20%         1.20%         1.39%         2.18%
Expenses Net of Reductions......................1.12%...      1.20%         1.18%         1.10%         1.10%
Expenses Net of Reductions(a)...................1.12%...      1.20%         N/A           N/A           N/A
Portfolio Turnover Rate.........................8.49%...      3.62%         57.45%        21.56%        58.40%

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Expenses net of reductions exclude expenses paid indirectly.

AZL DREYFUS FOUNDERS EQUITY GROWTH FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                   YEAR ENDED DECEMBER 31,
                                               2006           2005          2004          2003          2002
NET ASSET VALUE, BEGINNING OF PERIOD.......$...9.84.......$   9.77      $   9.07      $   7.30      $   10.55
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss).................0.01.......    --*            0.03          (0.01)        (0.01)
  Net Realized and Unrealized                  1.22
    Gains/(Losses) on Investments......................       0.44          0.66          1.78          (3.23)
  Net realized gain from payment by            --
    affiliate for the disposal of
    investments in violation of
    restrictions.......................................       --             0.01          --             --
  Total from Investment Activities.............1.23.......    0.44          0.70          1.77          (3.24)
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income........................--*.........    (0.03)        --             --             --
  Net Realized Gains...........................(0.55).....    (0.34)        --             --             (0.01)
  Total Dividends..............................(0.55).....    (0.37)        --             --             (0.01)
NET ASSET VALUE, END OF PERIOD.............$...10.52......$   9.84      $   9.77      $   9.07      $   7.30
TOTAL RETURN**.................................12.93%.....    4.56%         7.72%         24.25%        (30.70)%
------------------------------------------ -------------- ------------- ------------- ------------- ---------------------
--------------------------------------------------------- ------------- ------------- ------------- ---------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's).........$...120,849....$   88,325    $   76,509    $   52,200    $   19,191
Net Investment Income/(Loss)...................0.12%......    0.00%         0.36%         (0.16)%       (0.30)%
Expenses Before Reductions***..................1.19%......    1.22%         1.26%         1.39%         2.15%
Expenses Net of Reductions.....................1.19%......    1.19%         1.17%         1.10%         1.10%
Expenses Net of Reductions(a)..................1.19%......    1.20%         N/A           N/A           N/A
Portfolio Turnover Rate........................117.91%....    134.74%       171.66%       44.54%        34.77%

*        Amount less than $.005.
** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
*** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Expenses net of reductions exclude expenses paid indirectly.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007
                                      206

AZL DREYFUS PREMIER Small CAP VALUE FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)


                                                                         MAY 3, 2004
                                                                        TO
                                                                         DECEMBER 31,
                                                    YEAR ENDED
                                           DECEMBER 31,
                                               2006           2005          2004(A)
NET ASSET VALUE, BEGINNING OF PERIOD.......$...12.30......$...12.06.....$...10.00.........
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss).................0.03...........0.01..........0.01..........
  Net Realized and Unrealized                  1.57
    Gains/(Losses) on Investments......................       0.40          2.16
  Total from Investment Activities.............1.60...........0.41..........2.17..........
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income........................(0.01).........--.............(0.01)........
  Net Realized Gains...........................(0.69).........(0.17)........(0.10)........
  Total Dividends..............................(0.70).........(0.17)........(0.11)........
NET ASSET VALUE, END OF PERIOD.............$...13.20......$...12.30.....$...12.06.........
TOTAL RETURN*(b)...............................13.40%.........3.39%.........21.72%........
------------------------------------------ -------------- ------------- --------------
--------------------------------------------------------- ------------- --------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's).........$...73,914.....$...56,954....$...30,773........
Net Investment Income/(Loss)(c)................0.28%..........0.10%.........0.24%.........
Expenses Before Reductions**(c)................1.35%..........1.41%.........1.51%.........
Expenses Net of Reductions(c)..................1.31%..........1.35%.........1.35%.........
Expenses Net of Reductions(d)..................1.31%..........N/A...........N/A...........
Portfolio Turnover Rate(b).....................90.10%.........111.78%.......83.52%........

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Expenses net of reductions exclude expenses paid indirectly.

AZL FIRST TRUST TARGET DOUBLE PLAY FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                      DECEMBER 27, 2006
                                                       TO DECEMBER 31,
                                                           2006(A)
                                                    ----------------------
                                                    ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD....................$.10.00...............................................
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)............................--*..................................................
  Net Realized and Unrealized Gains/(Losses) on
  Investments                                             (0.08)
  Total from Investment Activities........................(0.08)..............................................
NET ASSET VALUE, END OF PERIOD..........................$.9.92................................................
TOTAL RETURN**(b).......................................(0.80)%...............................................
--------------------------------------------------- ----------------------
--------------------------------------------------- ----------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)......................$.99..................................................
Net Investment Income/(Loss)(c).........................2.98%.................................................
Expenses Before Reductions***(c)........................0.97%.................................................
Expenses Net of Reductions(c)...........................0.79%.................................................
Portfolio Turnover Rate(b)..............................0.00%.................................................

*        Amount less than $.005.
** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
*** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007
                                      207

AZL FRANKLIN Small CAP VALUE FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                                     MAY 1, 2003 TO
                                                          YEAR ENDED DECEMBER 31,    DECEMBER 31,
                                               2006          2005           2004         2003(A)
NET ASSET VALUE, BEGINNING OF PERIOD.......$...16.54.....$...15.63......$   12.71    $   10.00
INVESTMENT ACTIVITIES:..................................................
  Net Investment Income/(Loss).................0.17..........0.08#......    0.13         0.08
  Net Realized and Unrealized                  2.29
    Gains/(Losses) on Investments......................      1.02           2.80         2.75
  Total from Investment Activities.............2.46..........1.10.......    2.93         2.83
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income........................(0.05)........(0.08).....    --            (0.08)
  Net Realized Gains...........................(0.99)........(0.11).....    (0.01)       (0.04)
  Total Dividends..............................(1.04)........(0.19).....    (0.01)       (0.12)
NET ASSET VALUE, END OF PERIOD.............$...17.96.....$...16.54......$   15.63    $   12.71
TOTAL RETURN*(b)...............................15.41%........7.03%......    23.10%       28.38%
------------------------------------------ ------------- -------------- ------------ -----------------
-------------------------------------------------------- -------------- ------------ -----------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's).........$...394,073...$...269,237....$   128,697  $   25,494
Net Investment Income/(Loss)(c)................0.62%.........0.49%......    1.68%        1.54%
Expenses Before Reductions**(c)................1.09%.........1.15%......    1.23%        1.60%
Expenses Net of Reductions(c)..................1.09%.........1.15%......    1.23%        1.25%
Portfolio Turnover Rate(b).....................14.71%........85.56%.....    21.14%       13.67%

*        The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**       During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
#        Average shares method used in calculation.
(a)      Period from commencement of operations.
(b)      Not annualized for periods less than one year.
(c)      Annualized for periods less than one year.

AZL JENNISON 20/20 FOCUS FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                             FOR THE YEAR ENDED  FOR THE    PERIOD
                                                             DECEMBER 31, 2006   ENDED
                                                                                 DECEMBER 31,
                                                                                 2005(A)
NET ASSET VALUE, BEGINNING OF PERIOD.........................$...12.35...........$...10.00...........
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)...................................0.03................0.01............
  Net Realized and Unrealized Gains/(Losses) on
  Investments                                                    1.55                2.35
  Total from Investment Activities...............................1.58................2.36............
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income..........................................--...................(0.01)..........
  Net Realized Gains.............................................(0.01)..............--...............
  Total Dividends................................................(0.01)..............(0.01)..........
NET ASSET VALUE, END OF PERIOD...............................$...13.92...........$...12.35...........
TOTAL RETURN*(b).................................................12.79%..............23.61%..........
------------------------------------------------------------ ------------------- --------------------
------------------------------------------------------------ ------------------- --------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)...........................$...314,449.........$...146,054.........
Net Investment Income/(Loss)(c)..................................0.28%...............0.28%...........
Expenses Before Reductions**(c)..................................1.15%...............1.23%...........
Expenses Net of Reductions(c)....................................1.08%...............1.20%...........
Expenses Net of Reductions(c)(d).................................1.11%...............N/A.............
Portfolio Turnover Rate(b).......................................129.27%.............59.04%..........

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) For the Period April 29, 2005 (commencement of operations) to
    December 31, 2005.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Expenses net of reductions exclude expenses paid indirectly.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007
                                      208

AZL JENNISON GROWTH FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                             FOR THE YEAR       FOR THE  PERIOD
                                                             ENDED              ENDED
                                                             DECEMBER 31, 2006  DECEMBER 31, 2005(A)
NET ASSET VALUE, BEGINNING OF PERIOD.........................$...12.08..........$...10.00.............
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)...................................(0.02).............(0.01)............
  Net Realized and Unrealized Gains/(Losses) on
  Investments                                                    0.21               2.09
  Total from Investment Activities...............................0.19...............2.08..............
NET ASSET VALUE, END OF PERIOD...............................$...12.27..........$...12.08.............
TOTAL RETURN*(b).................................................1.57%..............20.80%............
------------------------------------------------------------ ------------------ ---------------------
------------------------------------------------------------ ------------------ ---------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)...........................$...49,384.........$...36,577............
Net Investment Income/(Loss)(c)..................................(0.22)%............(0.45)%...........
Expenses Before Reductions**(c)..................................1.19%..............1.29%.............
Expenses Net of Reductions(c)....................................1.18%..............1.20%.............
Expenses Net of Reductions(c)(d).................................1.19%..............N/A...............
Portfolio Turnover Rate(b).......................................88.02%.............24.31%............

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) For the Period April 29, 2005 (commencement of operations) to
    December 31, 2005.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Expenses net of reductions exclude expenses paid indirectly.

AZL LEGG MASON GROWTH FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                                                   MAY 1, 2002 TO
                                                              YEAR ENDED DECEMBER 31,              DECEMBER 31,
                                              2006            2005          2004          2003         2002(A)
NET ASSET VALUE, BEGINNING OF PERIOD......$...12.34...... $   11.24     $   10.40     $   7.62     $   10.00
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)................(0.03).....     (0.04)        (0.05)        (0.03)       (0.02)
  Net Realized and Unrealized                 0.07
    Gains/(Losses) on Investments......................       1.28          0.89          2.81         (2.36)
  Total from Investment Activities............0.04.......     1.24          0.84          2.78         (2.38)
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Realized Gains..........................(0.44).....     (0.14)        --             --            --
  Total Dividends.............................(0.44).....     (0.14)        --             --            --
NET ASSET VALUE, END OF PERIOD............$...11.94...... $   12.34     $   11.24     $   10.40    $   7.62
TOTAL RETURN*(b)..............................0.70%......     11.06%        8.08%         36.48%       (23.80)%
----------------------------------------- --------------- ------------- ------------- ------------ ----------------------
--------------------------------------------------------- ------------- ------------- ------------ ----------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)........$...96,396..... $   79,579    $   49,355    $   30,276   $   6,131
Net Investment Income/(Loss)(c)...............(0.32)%....     (0.50)%       (0.51)%       (0.55)%      (0.51)%
Expenses Before Reductions**(c)...............1.32%......     1.30%         1.35%         1.63%        3.78%
Expenses Net of Reductions(c).................1.28%......     1.30%         1.27%         1.20%        1.20%
Expenses Net of Reductions(c)(d)..............1.29%......     1.30%         N/A           N/A          N/A
Portfolio Turnover Rate(b)....................39.53%.....     106.33%       138.77%       139.34%      133.17%

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Expenses net of reductions exclude expenses paid indirectly.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007
                                      209

AZL LEGG MASON VALUE FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                 YEAR ENDED DECEMBER 31,
                                              2006            2005          2004          2003         2002
NET ASSET VALUE, BEGINNING OF PERIOD......$...12.26...    $   11.59     $   10.11     $   8.13     $   10.14
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)................(0.02)..        (0.02)        0.04          0.11         0.10
  Net Realized and Unrealized                 0.83
    Gains/(Losses) on Investments......................       0.74          1.49          1.98         (2.01)
  Total from Investment Activities............0.81....        0.72          1.53          2.09         (1.91)
DIVIDENDS TO SHAREHOLDERS FROM:                                                           --
  Net Investment Income.......................--.......        --             (0.05)        (0.11)       (0.10)
  Net Realized Gains..........................--*......        (0.05)        --             --            --
  Total Dividends.............................--*......        (0.05)        (0.05)        (0.11)       (0.10)
NET ASSET VALUE, END OF PERIOD............$...13.07...    $   12.26     $   11.59     $   10.11    $   8.13
TOTAL RETURN**................................6.71%...        6.27%         15.15%        25.89%       (18.88)%
----------------------------------------- --------------- ------------- ------------- ------------ --------------
--------------------------------------------------------- ------------- ------------- ------------ --------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)........$...407,446.    $   280,336   $   79,298    $   32,322   $   8,586
Net Investment Income/(Loss)..................(0.22)%.        (0.32)%       0.28%         1.42%        1.31%
Expenses Before Reductions***.................1.10%...        1.20%         1.20%         1.32%        2.30%
Expenses Net of Reductions....................1.10%...        1.20%         1.18%         1.10%        1.10%
Expenses Net of Reductions(a).................1.10%...        N/A           N/A           N/A          N/A
Portfolio Turnover Rate.......................16.16%....      8.21%         121.63%       38.60%       61.45%

*      Amount less than $.005.
** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
*** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Expenses net of reductions exclude expenses paid indirectly.

AZL LMP LARGE CAP GROWTH FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                                                   MAY 1, 2002 TO
                                                              YEAR ENDED DECEMBER 31,              DECEMBER 31,
                                              2006            2005          2004          2003         2002(A)
NET ASSET VALUE, BEGINNING OF PERIOD......$...11.48....   $   10.50     $   10.06     $   8.09     $   10.00
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)................(0.02)...       (0.02)        0.04          --*           --*
  Net Realized and Unrealized                 0.49
    Gains/(Losses) on Investments......................       1.04          0.40          1.97         (1.91)
  Total from Investment Activities............0.47.....       1.02          0.44          1.97         (1.91)
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income.......................--........       (0.03)        --             --*           --*
  Net Realized Gains..........................(0.26)...       (0.01)        --             --            --
  Total Dividends.............................(0.26)...       (0.04)        --             --*           --*
NET ASSET VALUE, END OF PERIOD............$...11.69....   $   11.48     $   10.50     $   10.06    $   8.09
TOTAL RETURN**(b).............................4.23%....       9.70%         4.37%         24.39%       (19.08)%
----------------------------------------- --------------- ------------- ------------- ------------ ----------------------
--------------------------------------------------------- ------------- ------------- ------------ ----------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)........$...283,926..   $   223,064   $   135,712   $   66,233   $   11,680
Net Investment Income/(Loss)(c)...............(0.20)%..       (0.16)%       0.56%         0.06%        0.05%
Expenses Before Reductions***(c)..............1.19%....       1.21%         1.24%         1.38%        2.88%
Expenses Net of Reductions(c).................1.18%....       1.20%         1.19%         1.15%        1.15%
Expenses Net of Reductions(c)(d)..............1.19%....       1.20%         N/A           N/A          N/A
Portfolio Turnover Rate(b)....................18.84%...       78.89%        31.73%        19.22%       46.38%

*        Amount less than $.005.
** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
*** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Expenses net of reductions exclude expenses paid indirectly.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007
                                      210

AZL LMP Small CAP GROWTH FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                      FOR THE YEAR       FOR THE PERIOD
                                                      ENDED              ENDED
                                                      DECEMBER 31, 2006  DECEMBER 31,
                                                                         2005(A)
NET ASSET VALUE, BEGINNING OF PERIOD..................$...11.23..........$...10.00....................
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)............................(0.03).............(0.01)...................
  Net Realized and Unrealized Gains/(Losses) on
  Investments                                             1.30               1.24
  Total from Investment Activities........................1.27...............1.23.....................
NET ASSET VALUE, END OF PERIOD........................$...12.50..........$...11.23....................
TOTAL RETURN*(b)..........................................11.31%.............12.30%...................
----------------------------------------------------- ------------------ -------------------
----------------------------------------------------- ------------------ -------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)....................$...94,669.........$...45,548...................
Net Investment Income/(Loss)(c)...........................(0.23)%............(0.22)%..................
Expenses Before Reductions**(c)...........................1.24%..............1.35%....................
Expenses Net of Reductions(c).............................1.23%..............1.35%....................
Expenses Net of Reductions(c)(d)..........................1.24%..............N/A......................
Portfolio Turnover Rate(b)................................94.34%.............83.87%...................

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) For the Period April 29, 2005 (commencement of operations) to
    December 31, 2005.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Expenses net of reductions excludes expenses paid indirectly.

AZL MONEY MARKET FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                   YEAR ENDED DECEMBER 31,
                                              2006            2005          2004          2003         2002
NET ASSET VALUE, BEGINNING OF PERIOD......$...1.00.....   $   1.00      $   1.00      $   1.00     $   1.00
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)................0.04.....       0.03          0.01          --*           0.01
  Net Realized and Unrealized                 --*
    Gains/(Losses) on Investments......................       --*            --*            --*           --*
  Total from Investment Activities............0.04.....       0.03          0.01          --*           0.01
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income.......................(0.04)...       (0.03)        (0.01)        --*           (0.01)
  Net Realized Gains..........................--........       --             --             --*           --
  Total Dividends.............................(0.04)...       (0.03)        (0.01)        --*           (0.01)
NET ASSET VALUE, END OF PERIOD............$...1.00.....   $   1.00      $   1.00      $   1.00     $   1.00
TOTAL RETURN**................................4.43%....       2.57%         0.67%         0.34%        0.84%
----------------------------------------- --------------- ------------- ------------- ------------ --------------
--------------------------------------------------------- ------------- ------------- ------------ --------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)........$...404,406..   $   330,910   $   236,639   $   186,491  $   193,157
Net Investment Income/(Loss)..................4.41%....       2.58%         0.70%         0.34%        0.81%
Expenses Before Reductions***.................0.69%....       0.74%         0.78%         0.88%        0.89%
Expenses Net of Reductions....................0.69%....       0.74%            0.78%      0.88%        0.87%

*      Amount less than $.005.
**     The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
***    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007
                                      211

AZL NEUBERGER BERMAN REGENCY FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                       MAY 1, 2006 TO
                                                          DECEMBER
                                                         31,2006(A)
                                                     -------------------
                                                     -------------------
NET ASSET VALUE, BEGINNING OF PERIOD...................$.10.00......................................................
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)...........................0.03.......................................................
  Net Realized and Unrealized Gains/(Losses) on
  Investments                                            0.14
  Total from Investment Activities.......................0.17.......................................................
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income..................................(0.03).....................................................
  Total Dividends......................................  (0.03)
NET ASSET VALUE, END OF PERIOD.........................$.10.14......................................................
TOTAL RETURN*(b).........................................1.72%......................................................
---------------------------------------------------- -------------------
---------------------------------------------------- -------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's).....................$.65,535.....................................................
Net Investment Income/(Loss)(c)..........................0.59%......................................................
Expenses Before Reductions(c)............................1.14%......................................................
Expenses Net of Reductions(c)............................1.12%......................................................
Expenses Net of Reductions(c)(d).........................1.14%......................................................
Portfolio Turnover Rate(b)...............................16.03%.....................................................
---------------------------------------------------- -------------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(a) Period from commencement of operations.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Expenses net of reductions excludes expenses paid indirectly.

AZL OCC OPPORTUNITY FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                                                   MAY 1, 2002 TO
                                                             YEAR ENDED DECEMBER 31,               DECEMBER 31,
                                              2006            2005          2004          2003         2002(A)
NET ASSET VALUE, BEGINNING OF PERIOD......$...14.69..     $   13.98     $   13.01     $   8.09     $   10.00
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)................(0.14).         (0.14)        (0.11)        (0.07)       (0.02)
  Net Realized and Unrealized                 1.80
    Gains/(Losses) on Investments......................       0.85          1.11          5.09         (1.89)
  Total from Investment Activities............1.66...         0.71          1.00          5.02         (1.91)
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Realized Gains..........................(0.51)...       --             (0.03)        (0.10)       --
  Total Dividends.............................(0.51)...       --             (0.03)        (0.10)       --
NET ASSET VALUE, END OF PERIOD............$...15.84..     $   14.69     $   13.98     $   13.01    $   8.09
TOTAL RETURN*(b)..............................11.68%.         5.08%         7.76%         62.03%       (19.10)%
----------------------------------------- --------------- ------------- ------------- ------------ ----------------------
--------------------------------------------------------- ------------- ------------- ------------ ----------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)........$...158,687     $   132,560   $   122,817   $   64,589   $   13,913
Net Investment Income/(Loss)(c)...............(0.92)%         (1.06)%       (1.02)%       (1.11)%      (0.57)%
Expenses Before Reductions**(c)...............1.22%..         1.35%         1.32%         1.39%        2.38%
Expenses Net of Reductions(c).................1.20%..         1.35%         1.32%         1.25%        1.25%
Expenses Net of Reductions(c)(d)..............1.22%..         N/A           N/A           N/A          N/A
Portfolio Turnover Rate(b)....................269.47%         193.67%       189.43%       174.59%      144.70%

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Expenses net of reductions exclude expenses paid indirectly.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007
                                      212

AZL OCC RENAISSANCE FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                   YEAR ENDED DECEMBER 31,
                                              2006            2005          2004          2003         2002
NET ASSET VALUE, BEGINNING OF PERIOD......$...13.00.      $   14.72     $   12.93     $   8.23     $   11.02
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)................0.10..          0.03          (0.03)        --*           --*
  Net Realized and Unrealized                 1.24
    Gains/(Losses) on Investments......................       (0.60)        1.92          4.82         (2.76)
  Total from Investment Activities............1.34..          (0.57)        1.89          4.82         (2.76)
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income.......................(0.04)          --             --             --*           --*
  Net Realized Gains..........................(1.22)...       (1.15)        (0.10)        (0.12)       (0.03)
  Total Dividends.............................(1.26)...       (1.15)        (0.10)        (0.12)       (0.03)
NET ASSET VALUE, END OF PERIOD............$...13.08.      $   13.00     $   14.72     $   12.93    $   8.23
TOTAL RETURN**................................10.83%          (3.49)%       14.75%        58.66%       (25.08)%
----------------------------------------- --------------- ------------- ------------- ------------ --------------
--------------------------------------------------------- ------------- ------------- ------------ --------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)........$...342,919     $   427,948   $   454,867   $   252,374  $   78,249
Net Investment Income/(Loss)..................0.61%.          0.23%         (0.26)%       (0.02)%      0.06%
Expenses Before Reductions***.................1.09%.          1.19%         1.24%         1.25%        1.40%
Expenses Net of Reductions....................1.04%.          1.11%         1.24%         1.10%        1.10%
Expenses Net of Reductions(a).................1.09%.          1.19%         N/A           N/A          N/A
Portfolio Turnover Rate.......................115.98%         137.19%       43.66%        61.79%       66.85%

*      Amount less than $.005.
** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
*** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Expenses net of reductions exclude expenses paid indirectly.

AZL OCC VALUE FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                     YEAR ENDED DECEMBER 31,
                                              2006            2005          2004          2003         2002
NET ASSET VALUE, BEGINNING OF PERIOD......$...13.20.....  $   13.60     $   11.77     $   8.15     $   10.96
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)................0.19......      0.10          0.06          0.06         0.02
  Net Realized and Unrealized                 2.36
    Gains/(Losses) on Investments......................       0.23          1.87          3.62         (2.74)
  Total from Investment Activities............2.55......      0.33          1.93          3.68         (2.72)
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income.......................(0.12)....      (0.03)        (0.02)        (0.06)       (0.02)
  Net Realized Gains..........................(1.01)...       (0.70)        (0.08)        --            (0.07)
  Total Dividends.............................(1.13)...       (0.73)        (0.10)        (0.06)       (0.09)
NET ASSET VALUE, END OF PERIOD............$...14.62.....  $   13.20     $   13.60     $   11.77    $   8.15
TOTAL RETURN*.................................20.11%....      2.67%         16.52%        45.21%       (24.90)%
----------------------------------------- --------------- ------------- ------------- ------------ --------------
--------------------------------------------------------- ------------- ------------- ------------ --------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)........$...246,575...  $   223,695   $   229,389   $   84,964   $   23,347
Net Investment Income/(Loss)..................1.29%.....      0.76%         0.56%         0.73%        0.57%
Expenses Before Reductions**..................1.15%.....      1.20%         1.19%         1.27%        1.78%
Expenses Net of Reductions....................1.12%.....      1.15%         1.18%         1.10%        1.10%
Expenses Net of Reductions(a).................1.15%.....      1.20%         N/A           N/A          N/A
Portfolio Turnover Rate.......................85.04%....      122.68%       38.88%        80.85%       115.67%

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Expenses net of reductions exclude expenses paid indirectly.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007
                                      213

AZL OPPENHEIMER DEVELOPING MARKETS FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                      MAY 1, 2006 TO
                                                       DECEMBER 31,
                                                          2006(A)
                                                    --------------------
                                                    --------------------
NET ASSET VALUE, BEGINNING OF PERIOD..................$.10.00.......................................................
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)..........................0.02........................................................
  Net Realized and Unrealized Gains/(Losses) on
  Investments                                           0.55
  Total from Investment Activities......................0.57........................................................
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income.................................(0.01)......................................................
  Total Dividends...................................... (0.01)
NET ASSET VALUE, END OF PERIOD........................$.10.56.......................................................
TOTAL RETURN*(b)........................................5.70%.......................................................
--------------------------------------------------- --------------------
--------------------------------------------------- --------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)....................$.93,712......................................................
Net Investment Income/(Loss)(c).........................0.32%.......................................................
Expenses Before Reductions**(c).........................2.53%.......................................................
Expenses Net of Reductions(c)...........................1.55%.......................................................
Portfolio Turnover Rate(b)..............................36.16%......................................................

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.

AZL OPPENHEIMER GLOBAL FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                                      MAY 3, 2004
                                                                                          TO
                                                               YEAR ENDED DECEMBER   DECEMBER 31,
                                                           31,
                                                               2006         2005        2004(A)
NET ASSET VALUE, BEGINNING OF PERIOD.......................$...13.01....$...11.58....$   10.00
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss).................................0.08.........0.03......   (0.01)
  Net Realized and Unrealized Gains/(Losses) on
  Investments                                                  2.01         1.43         1.59
  Total from Investment Activities.............................2.09.........1.46......   1.58
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income........................................(0.01).......--.........   --
  Net Realized Gains...................................        (0.30)       (0.03)       --
  Total Dividends......................................        (0.31)       (0.03)       --
NET ASSET VALUE, END OF PERIOD.............................$...14.79....$...13.01....$   11.58
TOTAL RETURN*(b)...............................................16.29%.......12.62%....   15.80%
---------------------------------------------------------- ------------ ------------ --------------
---------------------------------------------------------- ------------ ------------ --------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's).........................$...218,610..$...151,585..$   78,636
Net Investment Income/(Loss)(c)................................0.65%........0.21%.....   (0.21)%
Expenses Before Reductions**(c)................................1.34%........1.45%.....   1.51%
Expenses Net of Reductions(c)..................................1.27%........1.45%.....   1.45%
Portfolio Turnover Rate(b).....................................29.86%.......27.47%....   9.61%

*      The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**     During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007
                                      214

AZL OPPENHEIMER INTERNATIONAL GROWTH FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                               YEAR ENDED DECEMBER 31,
                                              2006            2005          2004          2003         2002
NET ASSET VALUE, BEGINNING OF PERIOD......$...14.60.......$   13.20     $   11.57     $   8.75     $   10.25
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)................0.14.........   0.02          0.04          0.12         0.09
  Net Realized and Unrealized                 4.09
    Gains/(Losses) on Investments......................       1.83          1.63          2.81         (1.50)
  Total from Investment Activities............4.23.........   1.85          1.67          2.93         (1.41)
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income.......................--............   --             (0.04)        (0.10)       (0.09)
  Net Realized Gains..........................(0.03)...       (0.45)        --             (0.01)       --
  Total Dividends.............................(0.03)...       (0.45)        (0.04)        (0.11)       (0.09)
NET ASSET VALUE, END OF PERIOD............$...18.80.......$   14.60     $   13.20     $   11.57    $   8.75
TOTAL RETURN*.................................28.98%.......   14.18%        14.48%        33.77%       (13.90)%
----------------------------------------- --------------- ------------- ------------- ------------ --------------
--------------------------------------------------------- ------------- ------------- ------------ --------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)........$...209,330.....$   97,247    $   38,049    $   14,660   $   6,395
Net Investment Income/(Loss)..................1.09%........   0.19%         0.21%         1.05%        0.91%
Expenses Before Reductions**..................1.40%........   1.51%         1.77%         1.91%        3.36%
Expenses Net of Reductions....................1.40%........   1.45%         1.40%         1.25%        1.25%
Portfolio Turnover Rate.......................19.45%.......   19.24%        95.05%        9.22%        5.19%

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL OPPENHEIMER MAIN STREET FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                                 MAY 3, 2004 TO
                                                       YEAR ENDED DECEMBER 31,    DECEMBER 31,
                                                           2006          2005       2004(A)
NET ASSET VALUE, BEGINNING OF PERIOD....................$..11.36.......$.10.79.....$ 10.00
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss).............................0.06..........0.07....... 0.06
  Net Realized and Unrealized Gains/(Losses) on
  Investments                                              1.57          0.51        0.80
  Total from Investment Activities.........................1.63..........0.58....... 0.86
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income....................................(0.06)........--.......... (0.06)
  Net Realized Gains...................................    (0.25)        (0.01)      (0.01)
  Total Dividends......................................    (0.31)        (0.01)      (0.07)
NET ASSET VALUE, END OF PERIOD..........................$..12.68.......$.11.36.....$ 10.79
TOTAL RETURN*(b)...........................................14.59%........5.45%...... 8.60%
------------------------------------------------------ ------------- ----------- ---------------
------------------------------------------------------ ------------- ----------- ---------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)......................$..129,416.....$.99,016....$ 65,487
Net Investment Income/(Loss)(c)............................0.66%.........0.70%...... 1.52%
Expenses Before Reductions**(c)............................1.22%.........1.28%...... 1.29%
Expenses Net of Reductions(c)..............................1.19%.........1.19%...... 1.20%
Expenses Net of Reductions(c)(d)...........................1.19%.........1.20%...... N/A
Portfolio Turnover Rate(b).................................105.81%.......80.76%..... 75.56%

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Expenses net of reductions exclude expenses paid indirectly.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007
                                      215

AZL PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                      MAY 1, 2006 TO
                                                       DECEMBER 31,
                                                         2006(A)
NET ASSET VALUE, BEGINNING OF PERIOD...................$.10.00......................................................
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)...........................0.23.......................................................
  Net Realized and Unrealized Gains/(Losses) on
  Investments                                            0.96
  Total from Investment Activities.......................1.19.......................................................
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income..................................(0.23).....................................................
  Net Realized Gains...................................  (0.54)
  Total Dividends......................................  (0.77)
NET ASSET VALUE, END OF PERIOD.........................$.10.42......................................................
TOTAL RETURN*(b).........................................11.97%.....................................................
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's).....................$.66,123.....................................................
Net Investment Income/(Loss)(c)..........................4.07%......................................................
Expenses Net of Reductions(c)............................1.19%......................................................
Portfolio Turnover Rate(b)...............................7.35%......................................................

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(a) Period from commencement of operations.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.

AZL TARGETPLUS EQUITY FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                        DECEMBER 27, 2006
                                                               TO
                                                          DECEMBER 31,
                                                             2006(A)
NET ASSET VALUE, BEGINNING OF PERIOD.......................$.10.00............................................
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)...............................--*...............................................
  Net Realized and Unrealized Gains/(Losses) on
  Investments                                                (0.08)
  Total from Investment Activities...........................(0.08)...........................................
NET ASSET VALUE, END OF PERIOD.............................$.9.92.............................................
TOTAL RETURN**(b)..........................................(0.80)%............................................
------------------------------------------------------ --------------------
------------------------------------------------------ --------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's).........................$.248..............................................
Net Investment Income/(Loss)(c)............................2.98%..............................................
Expenses Before Reductions***(c)...........................0.97%..............................................
Expenses Net of Reductions(c)..............................0.79%..............................................
Portfolio Turnover Rate(b).................................0.00%..............................................

*      Amount less than $.005.
**     The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
***    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007
                                      216

AZL VAN KAMPEN AGGRESSIVE GROWTH FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                     YEAR ENDED DECEMBER 31,
                                              2006           2005           2004          2003         2002
NET ASSET VALUE, BEGINNING OF PERIOD......$...9.42.....  $   8.62       $   7.54      $   5.48     $   8.10
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)................(0.05)...      (0.05)         (0.04)        (0.03)       (0.02)
  Net Realized and Unrealized                 0.48
    Gains/(Losses) on Investments......................      0.99           1.12          2.09         (2.60)
  Total from Investment Activities............0.43.....      0.94           1.08          2.06         (2.62)
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Realized Gains..........................(0.73)...      (0.14)         --             --            --
  Total Dividends.............................(0.73)...      (0.14)         --             --            --
NET ASSET VALUE, END OF PERIOD............$...9.12.....  $   9.42       $   8.62      $   7.54     $   5.48
TOTAL RETURN*.................................5.08%....      10.95%         14.32%        37.59%       (32.35)%
----------------------------------------- -------------- -------------- ------------- ------------ --------------
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)........$...99,604...  $   102,925    $   90,935    $   48,691   $   12,265
Net Investment Income/(Loss)..................(0.50)%..      (0.54)%        (0.66)%       (0.80)%      (0.76)%
Expenses Before Reductions**..................1.36%....      1.33%          1.36%         1.51%        3.12%
Expenses Net of Reductions....................1.24%....      1.24%          1.29%         1.25%        1.25%
Expenses Net of Reductions(a).................1.28%....      1.30%          N/A           N/A          N/A
Portfolio Turnover Rate.......................159.19%..      154.15%        153.27%       184.79%      260.54%

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Expenses net of reductions excludes expenses paid indirectly.

AZL VAN KAMPEN COMSTOCK FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                     YEAR ENDED DECEMBER 31,
                                              2006            2005          2004          2003         2002
NET ASSET VALUE, BEGINNING OF PERIOD......$...11.15....   $   11.23     $   9.63      $   7.44     $   9.39
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)................0.18.....       0.11          0.10          0.08         0.03
  Net Realized and Unrealized                 1.52
    Gains/(Losses) on Investments......................       0.31          1.54          2.19         (1.92)
  Total from Investment Activities............1.70.....       0.42          1.64          2.27         (1.89)
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income.......................(0.13)...       (0.04)        (0.04)        (0.08)       (0.03)
  Net Realized Gains..........................(0.72)...       (0.46)        --             --            (0.03)
  Total Dividends.............................(0.85)...       (0.50)        (0.04)        (0.08)       (0.06)
NET ASSET VALUE, END OF PERIOD............$...12.00....   $   11.15     $   11.23     $   9.63     $   7.44
TOTAL RETURN*.................................15.76%...       3.92%         17.12%        30.53%       (19.87)%
----------------------------------------- --------------- ------------- ------------- ------------ --------------
--------------------------------------------------------- ------------- ------------- ------------ --------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)........$...705,155..   $   559,933   $   380,374   $   201,265  $   72,833
Net Investment Income/(Loss)..................1.71%....       1.44%         1.13%         1.08%        1.14%
Expenses Before Reductions**..................1.08%....       1.19%         1.20%         1.28%        1.48%
Expenses Net of Reductions....................1.05%....       1.18%         1.20%         1.20%        1.20%
Expenses Net of Reductions(a).................1.05%....       1.19%         N/A           N/A          N/A
Portfolio Turnover Rate.......................28.14%...       30.83%        31.77%        36.85%       49.06%

*      The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**     During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Expenses net of reductions exclude expenses paid indirectly.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007
                                      217

AZL VAN KAMPEN EQUITY AND INCOME FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)


                                                                                    MAY 3, 2004
                                                                                        TO
                                                          YEAR ENDED DECEMBER 31,  DECEMBER 31,
                                                          2006         2005           2004(A)
NET ASSET VALUE, BEGINNING OF PERIOD..................$...11.58....$...10.86.......$...10.00
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)............................0.19.........0.14............0.05
  Net Realized and Unrealized Gains/(Losses) on
  Investments                                             1.24         0.59            0.86
  Total from Investment Activities........................1.43.........0.73............0.91
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...................................(0.12).......--...............(0.05)
  Net Realized Gains...................................   (0.21)       (0.01)          --
  Total Dividends......................................   (0.33)       (0.01)          (0.05)
NET ASSET VALUE, END OF PERIOD........................$...12.68....$...11.58.......$...10.86
TOTAL RETURN*(b)..........................................12.52%.......6.75%...........9.12%
----------------------------------------------------- ------------ --------------- --------------
----------------------------------------------------- ------------ --------------- --------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)....................$...224,971..$...162,671.....$...81,218
Net Investment Income/(Loss)(c)...........................2.00%........1.55%...........1.40%
Expenses Before Reductions**(c)...........................1.11%........1.18%...........1.22%
Expenses Net of Reductions(c).............................1.08%........1.18%...........1.20%
Portfolio Turnover Rate(b)................................55.05%.......46.94%..........44.65%

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.

AZL VAN KAMPEN GLOBAL FRANCHISE FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                                             MAY 1, 2003 TO
                                                                 YEAR ENDED DECEMBER 31,     DECEMBER 31,
                                                        2006          2005          2004         2003(A)
NET ASSET VALUE, BEGINNING OF PERIOD................$...15.46.....$...13.88     $   12.37    $   10.00
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)..........................0.16..........0.08          0.08         0.02
  Net Realized and Unrealized Gains/(Losses) on
  Investments                                           3.09          1.54          1.43         2.36
  Total from Investment Activities......................3.25..........1.62          1.51         2.38
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income.................................(0.25)........--.            --             (0.01)
  Net Realized Gains................................... (0.32)        (0.04)        --            --*
  Total Dividends...................................... (0.57)        (0.04)        --            (0.01)
NET ASSET VALUE, END OF PERIOD......................$...18.14.....$...15.46     $   13.88    $   12.37
TOTAL RETURN**(b).......................................21.25%........11.64%        12.21%       23.90%
--------------------------------------------------- ------------- ------------- ------------ ----------------
--------------------------------------------------- ------------- ------------- ------------ ----------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)..................$...391,610...$...255,583   $   122,818  $   23,982
Net Investment Income/(Loss)(c).........................1.31%.........1.19%         0.80%        0.57%
Expenses Before Reductions***(c)........................1.32%.........1.42%         1.48%        1.70%
Expenses Net of Reductions(c)...........................1.32%.........1.42%         1.44%        1.35%
Expenses Net of Reductions(c)(d)........................1.32%.........1.42%         N/A          N/A
Portfolio Turnover Rate(b)..............................19.43%........16.33%        9.40%        3.31%

*      Amount less than $.005.
**     The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
***    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Expenses net of reductions exclude expenses paid indirectly.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007
                                      218

AZL VAN KAMPEN GLOBAL REAL ESTATE FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                    MAY 1, 2006
                                       TO
                                                    DECEMBER 31,
                                                        2006(A)
NET ASSET VALUE, BEGINNING OF PERIOD.................$..10.00.......................................................
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)..........................0.05........................................................
  Net Realized and Unrealized Gains/(Losses) on
  Investments                                           2.12
  Total from Investment Activities......................2.17........................................................
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income.................................(0.07)......................................................
  Net Realized Gains................................... (0.02)
  Total Dividends...................................... (0.09)
NET ASSET VALUE, END OF PERIOD.......................$..12.08.......................................................
TOTAL RETURN*(b)........................................21.66%......................................................
--------------------------------------------------- --------------
--------------------------------------------------- --------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)...................$..134,713.....................................................
Net Investment Income/(Loss)(c).........................1.00%.......................................................
Expenses Before Reductions**(c).........................1.45%.......................................................
Expenses Net of Reductions(c)...........................1.33%.......................................................
Portfolio Turnover Rate(b)..............................10.75%......................................................

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.

AZL VAN KAMPEN GROWTH AND INCOME FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                   YEAR ENDED DECEMBER 31,
                                              2006            2005          2004          2003         2002
NET ASSET VALUE, BEGINNING OF PERIOD......$...12.36....   $   11.76     $   10.37     $   8.21     $   9.70
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)................0.15.....       0.10          0.09          0.08         0.07
  Net Realized and Unrealized                 1.74
    Gains/(Losses) on Investments......................       0.98          1.34          2.16         (1.49)
  Total from Investment Activities............1.89.....       1.08          1.43          2.24         (1.42)
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income.......................(0.10)...       (0.04)        (0.04)        (0.08)       (0.07)
  Net Realized Gains..........................(0.78)...       (0.44)        --             --            --
  Total Dividends.............................(0.88)...       (0.48)        (0.04)        (0.08)       (0.07)
NET ASSET VALUE, END OF PERIOD............$...13.37....   $   12.36     $   11.76     $   10.37    $   8.21
TOTAL RETURN*.................................15.90%...       9.24%         13.82%        27.46%       (14.71)%
----------------------------------------- --------------- ------------- ------------- ------------ --------------
--------------------------------------------------------- ------------- ------------- ------------ --------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)........$...370,723..   $   315,538   $   229,249   $   146,172  $   47,721
Net Investment Income/(Loss)..................1.34%....       1.02%         0.87%         1.07%        0.94%
Expenses Before Reductions**..................1.16%....       1.20%         1.21%         1.29%        1.58%
Expenses Net of Reductions....................1.09%....       1.18%         1.17%         1.10%        1.10%
Expenses Net of Reductions(a).................1.10%....       1.20%         N/A           N/A          N/A
Portfolio Turnover Rate.......................29.83%...       40.15%        53.80%        57.44%       60.56%

*      The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**     During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Expenses net of reductions exclude expenses paid indirectly.
________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007
                                      219

AZL VAN KAMPEN MID CAP GROWTH FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                     YEAR ENDED DECEMBER 31,
                                              2006            2005          2004          2003         2002
NET ASSET VALUE, BEGINNING OF PERIOD......$...12.75....   $   10.95     $   9.35      $   7.28     $   9.61
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss).................--*......       (0.05)        (0.06)        (0.05)       (0.02)
  Net Realized and Unrealized                 1.14
    Gains/(Losses) on Investments......................       1.97          1.99          2.12         (2.31)
  Total from Investment Activities............1.14.....       1.92          1.93          2.07         (2.33)
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Realized Gains..........................(0.41)...       (0.12)        (0.33)        --            --
  Total Dividends.............................(0.41)...       (0.12)        (0.33)        --            --
NET ASSET VALUE, END OF PERIOD............$...13.48....   $   12.75     $   10.95     $   9.35     $   7.28
TOTAL RETURN**................................9.21%....       17.54%        21.23%        28.43%       (24.25)%
----------------------------------------- --------------- ------------- ------------- ------------ --------------
--------------------------------------------------------- ------------- ------------- ------------ --------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)........$...305,006..   $   228,828   $   90,010    $   52,424   $   19,053
Net Investment Income/(Loss)..................0.04%....       (0.63)%       (0.77)%       (0.73)%      (0.50)%
Expenses Before Reductions***.................1.21%....       1.30%         1.32%         1.48%        2.31%
Expenses Net of Reductions....................1.16%....       1.24%         1.27%         1.20%        1.20%
Expenses Net of Reductions(a).................1.18%....       1.30%         N/A           N/A          N/A
Portfolio Turnover Rate.......................70.25%...       83.78%        123.60%       229.34%      179.22%

*      Amount less than $.005.
** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
*** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Expenses net of reductions exclude expenses paid indirectly.


AZL VAN KAMPEN STRATEGIC GROWTH FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                   YEAR ENDED DECEMBER 31,
                                              2006            2005          2004          2003         2002
NET ASSET VALUE, BEGINNING OF PERIOD......$...9.05..      $   8.44      $   7.90      $   6.24     $   9.22
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)................(0.02)          (0.02)        (0.01)        (0.03)       (0.01)
  Net Realized and Unrealized                 0.23
    Gains/(Losses) on Investments......................       0.63          0.55          1.69         (2.97)
  Total from Investment Activities............0.21..          0.61          0.54          1.66         (2.98)
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Realized Gains..........................(0.03)...       --             --             --            --
  Total Dividends.............................(0.03)...       --             --             --            --
NET ASSET VALUE, END OF PERIOD............$...9.23..      $   9.05      $   8.44      $   7.90     $   6.24
TOTAL RETURN*.................................2.40%.          7.23%         6.84%         26.60%       (32.32)%
----------------------------------------- --------------- ------------- ------------- ------------ --------------
--------------------------------------------------------- ------------- ------------- ------------ --------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)........$...168,172     $   175,345   $   160,835   $   109,338  $   36,137
Net Investment Income/(Loss)..................(0.16)%         (0.18)%       (0.08)%       (0.58)%      (0.40)%
Expenses Before Reductions**..................1.26%.          1.27%         1.30%         1.38%        2.07%
Expenses Net of Reductions....................1.17%.          1.14%         1.17%         1.10%        1.10%
Expenses Net of Reductions(a).................1.20%.          1.20%         N/A           N/A          N/A
Portfolio Turnover Rate.......................135.97%         105.74%       170.59%       160.26%      188.69%

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Expenses net of reductions exclude expenses paid indirectly.

________________________________________________________________________________
    The Allianz Variable Insurance Products Trust - Prospectus - May 1, 2007

THIS PROSPECTUS IS INTENDED FOR USE ONLY WHEN ACCOMPANIED OR PRECEDED BY A VARIABLE PRODUCT PROSPECTUS.


--------------------------------------------------------------------------------
FOR MORE INFORMATION ABOUT THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST: ANNUAL/SEMI-ANNUAL REPORTS (SHAREHOLDER REPORTS): Each Fund's annual and semi-annual reports to shareholders contain additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance, except the AZL Money Market Fund, during its last fiscal year.

PROXY VOTING RECORDS
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge.

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Funds, including their respective operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

YOUR REQUEST FOR FREE DOCUMENTS MAY BE MADE IN THE FOLLOWING WAYS:
-------------------------------- ----------------------------- ----------------------------- -------------------------------
SHAREHOLDER REPORTS              Contact a broker or           Contact the Funds at:         Access the Allianz Life
AND THE SAI                      investment adviser that       3435 STELZER ROAD,            website at:
                                 sells products that offer     COLUMBUS, OHIO 43219          HTTPS://WWW.ALLIANZLIFE.COM
                                 the Funds.                    (TOLL-FREE) 1-877-833-7113
-------------------------------- ----------------------------- ----------------------------- -------------------------------
-------------------------------- -------------------------------------------------------------------------------------------
PROXY VOTING RECORDS             Access the Allianz Life website at: HTTPS://WWW.ALLIANZLIFE.COM
-------------------------------- -------------------------------------------------------------------------------------------

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:
You can review information about the Funds (including the SAI), and obtain copies, after paying a duplicating fee, from the SEC as follows:

IN PERSON:
Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-551-8090.)

BY MAIL:
Securities and Exchange Commission
Public Reference Section
100 F Street NE
Washington, D.C. 20549-0102

ON THE EDGAR DATABASE VIA THE INTERNET:
www.sec.gov

BY ELECTRONIC REQUEST:
publicinfo@sec.gov.

The SEC charges a fee to copy any documents.







Investment Company Act file no. 811-9491





                      PART A - PROSPECTUS - VERSION B
                       ___________________________________


ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST


AZL(SM) AIM INTERNATIONAL EQUITY FUND

AZL(SM) DAVIS NY VENTURE FUND

AZL(SM) DREYFUS FOUNDERS EQUITY GROWTH FUND

AZL(SM) FRANKLIN SMALL CAP VALUE FUND

AZL(SM) MONEY MARKET FUND

AZL(SM) PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND

AZL TARGETPLUS(SM) BALANCED FUND

AZL TARGETPLUS(SM) GROWTH FUND

AZL TARGETPLUS(SM) MODERATE FUND

AZL(SM) VAN KAMPEN EQUITY AND INCOME FUND

AZL(SM) VAN KAMPEN GLOBAL FRANCHISE FUND

AZL(SM) VAN KAMPEN GLOBAL REAL ESTATE FUND

AZL(SM) VAN KAMPEN GROWTH AND INCOME FUND


PROSPECTUS DATED MAY 1, 2007


--------------------------------------------------------------------------------
ALLIANZ LIFE ADVISERS, LLC (THE "MANAGER")

Shares of each Fund are sold exclusively to certain insurance companies in connection with particular variable annuity contracts and/or variable life insurance policies they issue. The insurance companies invest in shares of the Funds in accordance with instructions received from owners of the applicable annuity or life insurance contract.

This Prospectus must be accompanied or preceded by a current prospectus for the variable annuity contracts or variable life insurance policies that invest in the Funds.


--------------------------------------------------------------------------------
QUESTIONS?

CALL TOLL FREE AT 1-877-833-7113 OR CONTACT YOUR INVESTMENT REPRESENTATIVE.

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus may contain information on Funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

THESE SECURITIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR AN AFFILIATE OF ANY BANK, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER AGENCY OF THE UNITED STATES, OR ANY BANK OR AN AFFILIATE OF ANY BANK; AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF VALUE.


"AZL" is a service mark of Allianz SE (formerly Allianz AG) that has been filed for registration. Allianz SE is the ultimate owner of the Manager.


--------------------------------------------------------------------------------
              Not FDIC Insured o May Lose Value o No Bank Guarantee
--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

-------------------------------------------------------------------------------
TABLE OF CONTENTS                                     ALLIANZ VIP FUNDS
-------------------------------------------------------------------------------

TABLE OF CONTENTS

Overview                                                     3

Risk/Return Summary                                          5
   AZL(SM) AIM International Equity Fund                     5
   AZL(SM) Davis NY Venture Fund                             9
   AZL(SM) Dreyfus Founders Equity Growth Fund               12
   AZL(SM) Franklin Small Cap Value Fund                     15
   AZL(SM) Money Market Fund                                 19
   AZL(SM) PIMCO Fundamental IndexPLUS Total Return Fund     22
   AZL TargetPLUS(SM) Balanced Fund                          27
   AZL TargetPLUS(SM) Growth Fund                            36
   AZL TargetPLUS(SM) Moderate Fund                          45
   AZL(SM) Van Kampen Equity and Income Fund                 54
   AZL(SM) Van Kampen Global Franchise Fund                  58
   AZL(SM) Van Kampen Global Real Estate Fund                62
   AZL(SM) Van Kampen Growth and Income Fund                 65
More About the Funds                                         69
   Temporary Defensive Positions                             69
   Foreign and Emerging Markets Risk                         69
Fund Management                                              70
   The Manager                                               70
   The Subadvisers of the Funds                              70
   The Portfolio Managers of the Funds                       72
   Duties of the Manager and Subadvisers                     76
   Payments to Affiliated Insurance Companies                77
   Transfer Supported Features of Certain Annuity Contracts  77
   Management Fees                                           78
   Legal Proceedings                                         79
   The Administrator and Distributor                         85
   The Custodian                                             85
   Licensing Arrangements                                    85
Shareholder Information                                      88
   Pricing of Fund Shares                                    88
   Money Market Fund                                         88
   Purchase and Redemption of Shares                         88
   Market Timing                                             89
   Distribution (12b-1) Fees                                 89
   Dividends, Distributions and Taxes                        90
Financial Highlights                                         91


----------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

-------------------------------------------------------------------------------
OVERVIEW                                                      ALLIANZ VIP FUNDS
-------------------------------------------------------------------------------

OVERVIEW


The Allianz Variable Insurance Products Trust (the "VIP Trust") offers a number of separate investment portfolios (together, the "Funds," "VIP Funds" or "Allianz VIP Funds," and each individually, a "Fund," "VIP Fund," or "Allianz VIP Fund"). Within the scope of an investment program approved by the Board of Trustees to the VIP Funds (the "Board" the "Trustees" or the "Board of Trustees"), the Funds are managed by Allianz Life Advisers, LLC (the "Manager"), which in turn has retained certain asset management firms (the "Subadvisers") to make investment decisions on behalf of the Funds. The Manager selected each Subadviser based on the Subadviser's experience with the investment strategy for which it was selected. Set forth below are the Funds and the corresponding Subadviser. The VIP Trust provides investment vehicles for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies affiliated with the Manager. The separate accounts buy, and own, shares of the Funds on behalf of owners of variable annuity contracts and variable life insurance policies who direct purchase payments to subaccounts of the separate accounts that invest in the Funds. Therefore, you cannot directly purchase, nor will you directly own, shares of the Funds.



------------------------------------------------------- ------------------------------------------------------------------------
FUND                                                    SUBADVISER
------------------------------------------------------- ------------------------------------------------------------------------
AZL AIM International Equity Fund                       A I M Capital Management, Inc.
------------------------------------------------------- ------------------------------------------------------------------------
AZL Davis NY Venture Fund                               Davis Selected Advisers, L.P.
------------------------------------------------------- ------------------------------------------------------------------------
AZL Dreyfus Founders Equity Growth Fund                 Founders Asset Management LLC
------------------------------------------------------- ------------------------------------------------------------------------
AZL Franklin Small Cap Value Fund                       Franklin Advisory Services, LLC
------------------------------------------------------- ------------------------------------------------------------------------
                                                        Prudential Investment Management, Inc. (affiliated with Jennison
AZL Money Market Fund                                   Associates LLC)
------------------------------------------------------- ------------------------------------------------------------------------
                                                        Pacific Investment Management Company LLC ("PIMCO") (affiliated with
AZL PIMCO Fundamental IndexPLUS Total Return Fund       the Manager)
------------------------------------------------------- ------------------------------------------------------------------------
                                                        First Trust Advisors L.P. (Equity Portfolio)/PIMCO (Fixed Income
AZL TargetPLUS Balanced Fund                            Portfolio)
------------------------------------------------------- ------------------------------------------------------------------------
                                                        First Trust Advisors L.P. (Equity Portfolio)/PIMCO (Fixed Income
AZL TargetPLUS Growth Fund                              Portfolio)
------------------------------------------------------- ------------------------------------------------------------------------
                                                        First Trust Advisors L.P. (Equity Portfolio)/PIMCO (Fixed Income
AZL TargetPLUS Moderate Fund                            Portfolio)
------------------------------------------------------- ------------------------------------------------------------------------
AZL Van Kampen Equity and Income Fund                   Van Kampen Asset Management
------------------------------------------------------- ------------------------------------------------------------------------
AZL Van Kampen Global Franchise Fund                    Van Kampen Asset Management
------------------------------------------------------- ------------------------------------------------------------------------
AZL Van Kampen Global Real Estate Fund                  Van Kampen Asset Management
------------------------------------------------------- ------------------------------------------------------------------------
AZL Van Kampen Growth and Income Fund                   Van Kampen Asset Management
------------------------------------------------------- ------------------------------------------------------------------------

Certain of the Funds may have names, investment objectives, strategies, portfolio manager(s), and characteristics that are substantially similar to other mutual funds managed by the Subadvisers. However, the asset size, portfolio composition, fees, and expenses of a Fund may be different from those of any similar fund, and performance may be better or worse. No representation is made that the Funds will perform in an equivalent manner to the similar funds. Other funds may be added or removed from the VIP Trust from time to time.

The following funds have names that suggest a focus on a particular type of investment:


     AZL AIM International Equity Fund
     AZL Dreyfus Founders Equity Growth Fund
     AZL Franklin Small Cap Value Fund
     AZL Van Kampen Global Real Estate Fund


In accordance with Rule 35d-1 under the Investment Company Act of 1940 (the "1940 Act"), each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (exclusive of collateral received in connection with securities lending) in investments of the type suggested by its name. For this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket. A Fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" policy, which means that it may be changed without the vote of a majority of a Fund's outstanding shares as defined in the 1940 Act. The name of each of these Funds may be changed at any time by a vote of the Trustees. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a Fund of its 80% investment policy.

THE INVESTMENT OBJECTIVE OF EACH FUND, EXCEPT THE AZL MONEY MARKET FUND, MAY BE CHANGED BY THE TRUSTEES WITHOUT SHAREHOLDER APPROVAL.



-------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

THE TRUSTEES HAVE AUTHORIZED THE TRUST TO ISSUE TWO CLASSES OF SHARES, CLASS 1 AND CLASS 2, FOR THE FOLLOWING FUND: AZL DAVIS NY VENTURE FUND . CLASS 1 AND CLASS 2 SHARES OF THE AZL DAVIS NY VENTURE FUND ARE SUBSTANTIALLY IDENTICAL, EXCEPT THAT CLASS 1 SHARES ARE NOT SUBJECT TO A 12B-1 DISTRIBUTION FEE (SEE "DISTRIBUTION (12B-1) FEES" IN THE "SHAREHOLDER INFORMATION" SECTION OF THIS PROSPECTUS), WHILE CLASS 2 SHARES ARE SUBJECT TO A 12B-1 DISTRIBUTION FEE IN THE AMOUNT OF 0.25% OF AVERAGE DAILY NET ASSETS ATTRIBUTABLE TO CLASS 2 SHARES. CURRENTLY, CLASS 2 SHARES ARE ONLY AVAILABLE UNDER VARIABLE ANNUITY CONTRACTS AND VARIABLE LIFE INSURANCE POLICIES THAT OFFER THE AZL DAVIS NY VENTURE FUND AS AN INVESTMENT OPTION. BENEFICIAL OWNERSHIP OF CLASS 1 SHARES OF THE AZL DAVIS NY VENTURE FUND MAY BE MADE AVAILABLE IN THE FUTURE TO CERTAIN VARIABLE ANNUITY CONTRACT OWNERS AND VARIABLE LIFE INSURANCE POLICY OWNERS IN CONNECTION WITH THE SUBSTITUTION OF CERTAIN FUNDS AS INVESTMENT OPTIONS UNDER THOSE CONTRACTS AND POLICIES. ANY SUCH SUBSTITUTIONS ARE SUBJECT TO PRIOR REGULATORY APPROVAL.

The following is a summary of certain key information that describes each Fund's objectives, principal investment strategies, principal investment risks and certain performance information.





-------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

                                        4

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
RISK/RETURN SUMMARY                       AZL(SM) AIM INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------

RISK/RETURN SUMMARY


AZL(SM) AIM INTERNATIONAL EQUITY FUND



--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL AIM International Equity Fund is to provide long-term growth of capital.


The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of international equity securities whose issuers are considered by the Fund's Subadviser to have strong earnings momentum. The Fund will provide notice to shareholders at least 60 days prior to any change to this policy. The Fund invests in marketable equity securities of foreign companies that are listed on a recognized foreign or country-regionU.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The Fund will normally invest in companies located in at least four countries outside of the country-regionUnited States, emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin.

At the present time, the Fund's Subadviser intends to invest no more than 20% of the Fund's total assets in foreign companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The Fund may invest up to 20% of its total assets in securities exchangeable for or convertible into marketable equity securities of foreign issuers. The Fund may also invest up to 20% of its total assets in high-grade short-term securities and debt securities, including U.S. Government obligations, investment grade corporate bonds, or taxable municipal securities, whether denominated in U.S. dollars or foreign currencies.

The Subadviser focuses on companies that have experienced above-average, long-term growth in earnings and have strong prospects for future growth. In selecting countries in which the Fund will invest, the Subadviser also considers such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations, and the liquidity of a particular security. The Subadviser considers whether to sell a particular security when any of these factors materially changes.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

O GROWTH STOCKS RISK: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

O FOREIGN AND EMERGING MARKETS RISK: Because the Fund invests substantially in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.



--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                        5

O INTEREST RATE RISK: Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?



-------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                    THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
-------------------------------------------------------------- ------------------------------------------------------------
o   Investing for long-term goals, such as retirement          O   Seeking safety of principal
-------------------------------------------------------------- ------------------------------------------------------------
o   Seeking to add an international stock investment to your   O Seeking a stable
    share price portfolio
-------------------------------------------------------------- ------------------------------------------------------------
o   Seeking capital appreciation and are willing to accept     O Investing emergency reserves
    the higher volatility associated with investing in
    foreign stocks
-------------------------------------------------------------- ------------------------------------------------------------




--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                        6

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE

                           CALENDAR YEAR TOTAL RETURN


[BAR CHART GRAPHIC - 2003: 27.14%, 2004 22.13%, 2005: 16.36%, 2006: 27.04%]


HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)

Highest (Q4, 2003)                          14.51%
Lowest (Q1, 2003)                           -5.76%
AVERAGE ANNUAL TOTAL RETURNS


                                                                              ONE YEAR ENDED
                                                        INCEPTION            DECEMBER 31, 2006        SINCE INCEPTION
AZL AIM International Equity Fund                       5/1/2002                  27.04%                   14.39%
MSCI EAFE Index                                                                   26.34%                   15.84%

The Fund's performance is compared to the Morgan Stanley Capital International, Europe, Australasia and Far East (MSCI EAFE) Index, an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North
America. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


-------------------------------------------------------------------------------
FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table below only reflects



-------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                        7

Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee                         .90%
Distribution (12b-1) Fees              .25%
Other Expenses(1)                      .24%
Total Annual Fund Operating Expenses  1.39%
Fee Waiver(2)                         0.00%
Net Annual Fund Operating Expenses(2) 1.39%


(1)  Other Expenses have been restated to reflect current expenses.
(2) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.45% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS           5 YEARS          10 YEARS
       $142               $440             $761             $1,669





-------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

-------------------------------------------------------------------------------
RISK/RETURN SUMMARY                               AZL(SM) DAVIS NY VENTURE FUND
-------------------------------------------------------------------------------


AZL(SM) DAVIS NY VENTURE FUND



-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Davis NY Venture Fund is long-term growth of capital.


Under normal circumstances, the Fund invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. The Subadviser tries to identify businesses that possess characteristics it believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. The Subadviser aims to invest in such businesses when they are trading at a discount to their intrinsic worth.

The Subadviser selects companies with the intention of owning their stocks for the long term. The Fund has the ability to invest a limited portion of its assets in companies of any size, to invest in foreign securities, and to invest in non-equity securities. The Subadviser considers selling securities if it believes the stock's market price exceeds the Subadviser's estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.

o SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o HEADLINE RISK: The Subadviser seeks to acquire companies with expanding earnings at value prices. They may make such investments when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future. While the Subadviser researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover.

o FOREIGN AND EMERGING MARKETS RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading market and practices and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.

o INDUSTRY SECTOR RISK: At times, the Fund may invest a significant portion of its assets in the securities of companies involved in the financial services sector. By focusing on a particular sector from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors. Financial services companies are subject to extensive government regulation, which may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock price is especially sensitive to interest rate changes throughout the world, as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.



-------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


-------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?



-------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                    THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
-------------------------------------------------------------- ------------------------------------------------------------
O   Seeking long-term growth of capital                        O   Worried about the possibility of sharp price swings
                                                                   and dramatic market declines
-------------------------------------------------------------- ------------------------------------------------------------
O   More comfortable with established, well-known companies    O   Interested in earning current income
-------------------------------------------------------------- ------------------------------------------------------------
O   Investing for the long term                                O   Investing for the short term
-------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, 5 years, and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE (CLASS 2 SHARES)

Performance information is presented for Class 2 shares only because Class 1 shares had not commenced operations as of December 31, 2006.


                           CALENDAR YEAR TOTAL RETURN

[BAR CHART GRAPHIC - 2002: -24.18, 2003: 29.43%, 2004: 10.56%, 2005: 9.68%,
                     2006: 13.91%]

HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)

Highest (Q2, 2003)                             16.61%
Lowest (Q3, 2002)                             -17.49%




-------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

AVERAGE ANNUAL TOTAL RETURNS

                                                             ONE YEAR ENDED       FIVE YEARS ENDED           SINCE

                                             INCEPTION     DECEMBER 31, 2006     DECEMBER 31, 2006         INCEPTION
AZL Davis NY Venture Fund (Class 2)          11/5/2001           13.91%                6.27%                 7.02%
Russell 1000 Value Index                                         22.25%                10.86%               11.84%

The performance of Class 2 shares of the Fund is compared to the Russell 1000 Value Index, an unmanaged index that measures the performance of the certain securities found in the Russell universe with less-than-average growth orientation and low price-to-book and earnings ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided by the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


-------------------------------------------------------------------------------
FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


                                              CLASS 1         CLASS 2
Management Fee                                   .75%            .75%
Distribution (12b-1) Fees                        .00%            .25%
Other Expenses(1)                                .10%            .10%
                                                 ----            ----
Total Annual Fund Operating Expenses            0.85%           1.10%
Fee Waiver(2)                                   0.00%           0.00%
                                                -----           -----
Net Annual Fund Operating Expenses(2)           0.85%           1.10%
                                                =====           =====

(1) Other Expenses have been restated to reflect current expenses.
(2) The Manager and the Fund have entered into a written contract limiting operating expenses of Class 1 shares to 0.95% and Class 2 shares to 1.20% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


                   1 YEAR           3 YEARS          5 YEARS           10 YEARS
     CLASS 1        $87              $271              $471             $1,049
     CLASS 2        $112             $350              $606             $1,340



--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

-------------------------------------------------------------------------------
RISK/RETURN SUMMARY                 AZL(SM) DREYFUS FOUNDERS EQUITY GROWTH FUND
-------------------------------------------------------------------------------


AZL(SM) DREYFUS FOUNDERS EQUITY GROWTH FUND


-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the AZL Dreyfus Founders Equity Growth Fund is long-term growth of capital and income.

To pursue this goal the Fund invests primarily in common stocks of large, well-established and mature companies. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks that are included in a widely recognized index of stock market performance. While a significant portion of these stocks normally would be expected to pay regular dividends, it may invest in non-dividend paying companies if they offer better prospects for capital appreciation. The Fund will provide notice to shareholders at least 60 days prior to any change in this large capitalization policy. The Fund defines large capitalization as companies with market capitalizations within the range of the Russell 1000 Growth Index, which is the large cap Russell index used by the Fund for comparative purposes. At times, the Fund may overweight or underweight certain industry sectors relative to its benchmark index. The Fund may also invest up to 30% of its total assets in foreign securities. The Fund will not invest more than 5% of its net assets in bonds, debentures, convertible securities, and corporate obligations rated below investment grade.

The Subadviser uses a "growth style" of investing. The Subadviser uses a consistent, bottom-up approach to build equity portfolios, searching for companies across all industries whose fundamental strengths may lead to superior earnings growth over time. Using this disciplined, hands-on approach, the Subadviser looks for both domestic and foreign companies having some or all of the following characteristics:

O   Demonstrated, sustainable growth that is faster than their peers
O   Strong management team
O Superior products or services with leading market positions and growing brand identities
O   Financial, marketing, and operating strength


The Fund may engage in active and frequent trading in order to achieve its investment objectives.


For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


-------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.

O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

O GROWTH STOCKS RISK: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market such investments will be more sensitive to market, political, regulatory, and economic factors affecting those sectors.

O INDUSTRY SECTOR RISK: At times, the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.



--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       12

O FOREIGN RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading market and practices and trading in different currencies.

O FREQUENT TRADING: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can adversely affect the Fund's performance.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

-------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                    THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
-------------------------------------------------------------- ------------------------------------------------------------
O   Investing for long-term goals, such as retirement          O   Seeking safety of principal
-------------------------------------------------------------- ------------------------------------------------------------
O   Seeking income and growth of capital                       o   Investing for the short-term or investing emergency
                                                                   reserves
-------------------------------------------------------------- ------------------------------------------------------------
O   Seeking to add a large capitalization component to your
    portfolio
-------------------------------------------------------------- ------------------------------------------------------------

-------------------------------------------------------------------------------
PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, 5 years, and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE

                           CALENDAR YEAR TOTAL RETURN

[BAR CHART GRAPHIC - 2002: -30.70%, 2003: 24.25%, 2004: 7.72%, 2005: 4.56%,
                     2006: 12.93%]


HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)

Highest (Q2, 2003)                              12.08%
Lowest (Q2, 2002)                               -16.12%


-------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

AVERAGE ANNUAL TOTAL RETURNS


                                                               ONE YEAR ENDED      FIVE YEARS ENDED
                                               INCEPTION      DECEMBER 31, 2006    DECEMBER 31, 2006    SINCE INCEPTION
AZL Dreyfus Founders Equity Growth Fund        11/5/2001           12.93%                1.83%               2.84%
Russell 1000 Growth Index                                           9.07%                2.69%               3.88%


The Fund's performance is compared to the Russell 1000 Growth Index, an unmanaged index that measures performance of individual securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


-------------------------------------------------------------------------------
FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table below only reflects Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee                                                      .79%
Distribution (12b-1) Fees                                           .25%
Other Expenses                                                      .16%
                                                                    ----
Total Annual Fund Operating Expenses                               1.20%
Fee Waiver(1)                                                      0.00%
                                                                   -----
Net Annual Fund Operating Expenses(1)                              1.20%
                                                                   =====
(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.


-------------------------------------------------------------------------------
EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS           5 YEARS          10 YEARS
       $122               $381             $660             $1,455



--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       14

------------------------------------------------------------------------------
RISK/RETURN SUMMARY                      AZL(SM) FRANKLIN SMALL CAP VALUE FUND
------------------------------------------------------------------------------

AZL(SM) FRANKLIN SMALL CAP VALUE FUND



-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Franklin Small Cap Value Fund is long-term total return.


The Fund seeks to achieve its objective by normally investing at least 80% of its net assets, plus any borrowings for investment purposes, in investments of small capitalization companies. Small capitalization companies are companies with market capitalizations similar to those that comprise the Russell 2500TM Index at the time of purchase. The Fund will provide notice to shareholders at least 60 days prior to any change to this policy.


The Fund invests in equity securities that the Subadviser believes are currently undervalued and have the potential for capital appreciation. Common stocks, preferred stocks, and convertible securities are examples of equity securities. In choosing investments that are undervalued, the Fund's Subadviser focuses on companies that have one or more of the following characteristics:


O Stock prices that are low relative to current, or historical or future earnings, book value, cash flow, or sales - all relative to the market, a company's industry or a company's earnings growth;

O Recent sharp price declines (fallen angels) but still have growth potential in the Subadviser's opinion;

O Valuable intangibles not reflected in the stock price such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks.

A stock price is undervalued when it is less than the price at which the Subadviser believes it would trade if the market reflected all factors relating to the company's worth. The Subadviser may consider a company to be undervalued in the marketplace relative to its underlying asset values because of overreaction by investors to unfavorable news about a company, an industry or the stock market in general, or as a result of a market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company. The types of companies the Fund may invest in include those that are attempting to recover from business setbacks or adverse events (turnarounds) or cyclical downturns.

In addition to price, the Fund, in choosing an investment, may consider a variety of other factors that may identify the issuer as a potential turnaround candidate or takeover target, such as ownership of valuable franchises, trademarks or trade names, control of distribution networks and market share for particular products. Purchase decisions may also be influenced by income, company buy-backs, and insider purchases and sales.


The Fund may invest a significant portion of its assets in the financial services sector. The Fund currently intends to limit its investments in foreign securities to no more than 15% of its total assets. The Fund may hold up to 15% of its net assets in illiquid securities.


For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


-------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.

The Fund faces the following general risks:

O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.



-------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       15

O VALUE STOCKS RISK: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.

O FOREIGN AND EMERGING MARKETS RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading market and practices and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.

O CAPITALIZATION RISK: Because the Fund invests significantly in small-cap companies, it has capitalization risk. These companies may present additional risk because they may have less predictable earnings or no earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

O INDUSTRY SECTOR RISK: At times, the Fund may invest a significant portion of its assets in the securities of companies involved in the financial services sector. By focusing on a particular sector from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors. Financial services companies are subject to extensive government regulation, which may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock price is especially sensitive to interest rate changes throughout the world, as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.

O ILLIQUID AND RESTRICTED SECURITIES: Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?


-------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                    THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
-------------------------------------------------------------- ------------------------------------------------------------
O   Investing for long-term goals, such as retirement          O   Seeking to avoid market risk and volatility
-------------------------------------------------------------- ------------------------------------------------------------
O   Seeking long-term growth of capital                        O   Investing for the short-term or investing emergency
                                                                   reserves
-------------------------------------------------------------- ------------------------------------------------------------
O   Willing to accept the additional risk associated with
    investing in undervalued small capitalization securities
    for the potential reward of greater capital appreciation
-------------------------------------------------------------- ------------------------------------------------------------

-------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       16

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


PERFORMANCE BAR CHART AND TABLE

                           CALENDAR YEAR TOTAL RETURN


[BAR CHART GRAPHIC - 2004:23.10%, 2005: 7.03%, 2006:15.41%]


HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)

Highest (Q1, 2006)                              11.85%
Lowest (Q2, 2006)                               -2.59%
AVERAGE ANNUAL TOTAL RETURNS

                                                    ONE YEAR ENDED      SINCE
                                      INCEPTION   DECEMBER 31, 2006   INCEPTION
AZL Franklin Small Cap Value Fund    05/01/2003         15.41%          20.00%
Russell 2000 Value Index                                23.48%          24.32%

The Fund's performance is compared to the Russell 2000 Value Index, an unmanaged index that represents the performance of certain securities found in the Russell universe with low price-to-book and earnings ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.




-------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       17

-------------------------------------------------------------------------------
FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee                                                      .75%
Distribution (12b-1) Fees                                           .25%
Other Expenses                                                      .09%
                                                                    ----
Total Annual Fund Operating Expenses                               1.09%
Fee Waiver(1)                                                      0.00%
                                                                   -----
Net Annual Fund Operating Expenses(1)                              1.09%
                                                                   =====
(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.35% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.


-------------------------------------------------------------------------------
EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS           5 YEARS          10 YEARS
       $111               $347             $601             $1,329



-------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

-------------------------------------------------------------------------------
RISK/RETURN SUMMARY                                   AZL(SM) MONEY MARKET FUND
-------------------------------------------------------------------------------


AZL(SM) MONEY MARKET FUND



-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Money Market Fund is current income consistent with stability of principal, which may not be changed without shareholder approval.


The Fund invests substantially all of its total assets in a diversified and liquid portfolio of high quality, money market investments, including:

O    U.S. Government securities;

O Certificates of deposits, time deposits, bankers' acceptances and other short-term instruments issued by U.S. or foreign banks;

O U.S. and foreign commercial paper and other short-term corporate debt obligations, including those with floating rate or variable rates of interest;

O Obligations issued or guaranteed by one or more foreign governments or their agencies, including supranational entities;

O    Loan participation interests;

O    Asset backed securities; and

O Repurchase agreements collateralized by the types of securities described above.

The Fund is required to invest at least 95% of its total assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating. The Fund is subject to certain federal rules which require it to:

O   maintain an average dollar-weighted portfolio maturity of 90 days or less

O   buy individual securities that have remaining maturities of 397 days or less

O   invest only in high-quality, dollar-denominated, short-term obligations.

During extended periods of low interest rates, and due in part to contract fees and expenses, the yield of the Fund may become extremely low and possibly negative.


The Fund may engage in active and frequent trading in order to achieve its investment objectives.



-------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund faces the following general risks:

O INTEREST RATE RISK: This is the risk that changes in interest rates will affect the value of the Fund's investments in income-producing or debt securities. Increases in interest rates may cause the value of the Fund's investments to decline.

O CREDIT RISK: Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

O INCOME RISK: Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bonds.

O FREQUENT TRADING: The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can affect the Fund's performance.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.



-------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       19

-------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU:                         THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
O   Are seeking preservation of capital                         O   Seeking high total returns
--------------------------------------------------------------- ------------------------------------------------------------
O   Have a low risk tolerance                                   O   Pursuing a long-term goal or investing for retirement
--------------------------------------------------------------- ------------------------------------------------------------
O   Have a short term investing horizon or goal
--------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

During extended periods of low interest rates, and due in part to Contract fees and expenses, the yield of the Money Market Fund may also become extremely low and possibly negative.

PERFORMANCE BAR CHART AND TABLE

                           CALENDAR YEAR TOTAL RETURN


[BAR CHART GRAPHIC - 2001: 3.27%, 2002: 0.84%, 2003: 0.34%, 2004: 0.67%,
                     2005: 2.57%, 2006: 4.43%]


HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)

Highest (Q1, 2001)                             1.24%
Lowest (Q1, 2004)                              0.07%
AVERAGE ANNUAL TOTAL RETURNS

                                                                ONE YEAR ENDED        5 YEARS ENDED
                                              INCEPTION        DECEMBER 31, 2006    DECEMBER 31, 2006     SINCE INCEPTION
AZL Money Market Fund                         2/1/2000               4.43%                1.76%                2.49%
Three Month U.S.                                                     4.67%                2.34%                2.98%
Treasury Bill Index

The seven-day yield for the period ended December 31, 2006 was 4.83%. For the Fund's current 7-day yield, telephone 877-833-7113 toll-free




-------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       20

The Fund's performance is compared to the three-month U.S. Treasury Bill Index. The Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in the underlying securities.


--------------------------------------------------------------------------------
FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee                                                      .35%
Distribution (12b-1) Fees                                           .25%
Other Expenses                                                      .09%
                                                                    ----
Total Annual Fund Operating Expenses                               0.69%
Fee Waiver(1)                                                      0.00%
                                                                   -----
Net Annual Fund Operating Expenses(1)                              0.69%
                                                                   =====
(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 0.87% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.


--------------------------------------------------------------------------------
EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS           5 YEARS          10 YEARS
       $70                $221             $384              $859





-------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       21

-------------------------------------------------------------------------------
RISK/RETURN SUMMARY       AZL(SM) PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND
-------------------------------------------------------------------------------

AZL(SM) PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND



-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL PIMCO Fundamental IndexPLUS Total Return Fund is to exceed the total return of the FTSE RAFI(TM) 1000 Index (the "RAFI Index").


Pacific Investment Management Company LLC ("PIMCO"), Subadviser to the Fund, seeks to achieve the Fund's investment objective by investing, under normal circumstances, substantially all of its assets in derivative instruments based on Enhanced RAFI(TM) 1000, an enhanced, performance recalibrated version of the RAFI Index, backed by a portfolio of short and intermediate term Fixed Income Instruments (as defined below). The RAFI Index and the Enhanced RAFI(TM) 1000, which were developed by Research Affiliates, LLC, are described below. The Fund may invest in common stocks, options, futures, options on futures, and swaps, including derivatives based on the RAFI Index. The Fund uses Enhanced RAFI(TM) 1000 derivatives in addition to, or in place of, the stocks included in the Enhanced RAFI(TM) 1000 to attempt to equal or exceed the performance of the RAFI Index. The values of Enhanced RAFI(TM) 1000 derivatives closely track changes in the value of the Enhanced RAFI(TM) 1000. However, Enhanced RAFI(TM) 1000 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly; consequently, the remainder of the assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, acting as a sub-subadviser to the Fund, provides investment advisory services in connection with the Fund's use of the Enhanced RAFI(TM) 1000 by, among other things, providing PIMCO, or counterparties designated by PIMCO, with a model portfolio reflecting the composition of the Enhanced RAFI(TM) 1000 for purposes of developing Enhanced RAFI(TM) 1000 derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration that normally varies from one to six years based on PIMCO's forecast for interest rates.

The RAFI Index is composed of the 1000 largest publicly traded U.S. companies by fundamental accounting value, which includes accounting data found in a company's annual report, selected from the constituents of the FTSE US All Cap Index. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, the RAFI Index is weighted by a combination of fundamental factors, including sales, cash flow, book values, and, if applicable, dividends. Sales, cash flow, and dividends are averaged over the prior five years. Indexes based on market capitalization, such as the S&P 500(R) Index, generally overweight stocks that are overvalued, and underweight stocks that are undervalued. Indexes based on fundamental factors, such as the RAFI Index, seek to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. The Enhanced RAFI(TM) 1000 is a performance recalibrated version of the RAFI Index that incorporates additional factors, such as the quality of corporate earnings and the risk of financial distress, and recalibrates existing factors utilized in the RAFI Index that affect a company's fundamental drivers of value. The Enhanced RAFI(TM) 1000 may also be rebalanced more frequently than the RAFI Index. The Fund seeks to remain invested in Enhanced RAFI(TM) 1000 derivatives or stocks included in the Enhanced RAFI(TM) 1000 even when the Enhanced RAFI(TM) 1000 is declining.

For purposes of the Fund, "Fixed Income Instruments" includes:

o Securities issued or guaranteed by the U.S. government, and by its agencies or government-sponsored enterprises, some of which may not be guaranteed by the U.S. Treasury;
o    Corporate  debt  securities  of  U.S.  and  non-U.S.   issuers,   including
     convertible securities and corporate commercial paper;
o    Mortgage-backed and other asset-backed securities;
o    Inflation-indexed bonds issued both by governments and corporations;
o    Structured   notes,   including   hybrid  or  "indexed"   securities,   and
     event-linked bonds;
o    Loan participations and assignments;
o    Delayed funding loans and revolving credit facilities;
o    Bank   certificates   of  deposit,   fixed  time  deposits,   and  bankers'
     acceptances;
o    Repurchase agreements and reverse repurchase agreements;
o Debt securities issued by states or local governments and their agencies, authorities, and other government-sponsored enterprises;



-------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       22

o Obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; and
o    Obligations of international agencies or supranational entities.

The Fund typically seeks to gain exposure to the Enhanced RAFI(TM) 1000 by investing in total return index swap agreements. In a typical swap agreement, the Fund receives the price appreciation (or depreciation) on the Enhanced RAFI(TM) 1000 from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. Research Affiliates facilitates the Fund's use of the Enhanced RAFI(TM) 1000 by providing model portfolios of the constituent securities of the Enhanced RAFI(TM) 1000 to the Fund's swap counterparties in order that the counterparties can provide total return swaps based on the Enhanced RAFI(TM) 1000 to the Fund. Because the Enhanced RAFI(TM) 1000 is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, "baskets" of stocks, or individual securities to replicate the performance of the Enhanced RAFI(TM) 1000.

Though the Fund does not normally invest directly in the Enhanced RAFI(TM) 1000's constituent securities, when Enhanced RAFI(TM) 1000 derivatives appear to be overvalued relative to the Enhanced RAFI(TM) 1000, the Fund may invest all of its assets in a "basket" of Enhanced RAFI(TM) 1000 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every Enhanced RAFI(TM) 1000 stock and the return on the Enhanced RAFI(TM) 1000 itself. In such cases, PIMCO employs fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. The Fund also may invest in exchange traded funds.


Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P(R), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities of issuers based in countries with developing ( or "emerging market") economies. The Fund will normally limit its exposure to foreign currency, from non-U.S. dollar-denominated securities or currencies, to 20% of its total assets.


For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.

Under certain conditions, generally in a market where the value of both Enhanced RAFI(TM) 1000 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of the Enhanced RAFI(TM) 1000's constituent stocks. Investing in the Fund involves the following principal risks:

O INTEREST RATE RISK: As nominal interest rates rise, the value of fixed income securities held by a Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities ("TIPS"), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

O CREDIT RISK: A Fund could lose money if the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, or a loan of portfolio securities, is unwilling or unable to make payments of principal and/or interest in a timely manner, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.





--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       23

O MARKET RISK: The values of securities fluctuate in response to the activities of individual companies and general stock market conditions. Prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.

O ISSUER RISK: The value of a security may decline for a number of reasons that are related directly to the issuer, such as management performance, financial leverage, and reduced demand for the issuers' goods or services.

O LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. A fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

O DERIVATIVE INSTRUMENTS RISK: The Fund invests in derivatives. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and management risk. Derivatives also involved the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default.

O MORTGAGE RISK: A fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.


O HIGH YIELD RISK Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.


O FOREIGN RISK: Because the Fund may invest in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include risks related to different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies.

O CURRENCY RISK: Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of hedging position, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short period of time for a number of reason, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund's investment in foreign currency-denominated securities may reduce the returns of the Fund.


O EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign countries.


O LEVERAGING RISK: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery, or



--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       24
forward commitment transaction. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Subadviser will segregate or "earmark" liquid assets or otherwise cover transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. In addition, leverage, including borrowing, may exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities.

O MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment portfolio. Each of the Subadviser's individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that they will produce the desired results.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk Instruments Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the Statement of Additional Information.


WHO MAY WANT TO INVEST?
--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking to grow your capital over the long-term             O   Seeking a short-term investment
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking current income                                      O   Investing in emergency reserves
--------------------------------------------------------------- ------------------------------------------------------------
O   Able to withstand volatility in the value of the shares
    of the Fund
--------------------------------------------------------------- ------------------------------------------------------------
O   Looking for a fund that invests in income-producing
    equity instruments and debt securities and seeks to
    outperform broad market indexes
--------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

The performance bar chart and table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on May 1, 2006.


--------------------------------------------------------------------------------
FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee                                                      .75%
Distribution (12b-1) Fees                                           .25%
Other Expenses                                                      .19%
                                                                    ----
Total Annual Fund Operating Expenses                               1.19%
Fee Waiver(1)                                                      0.00%
                                                                   -----
Net Annual Fund Operating Expenses(1)                              1.19%
                                                                   =====


(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the contract prospectus for more information regarding additional fees and expenses associated with your variable contract.



------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       25

Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS           5 YEARS          10 YEARS
       $121               $378             $654             $1,443



--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       26

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                            AZL TARGETPLUS(SM) BALANCED FUND
--------------------------------------------------------------------------------


AZL TARGETPLUS(SM) BALANCED FUND



-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The AZL TargetPLUS Balanced Fund seeks to provide long-term capital appreciation with preservation of capital as an important consideration.


The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of equity and fixed income securities. The Fund may invest a significant portion of its total assets in securities of non-U.S. companies.

In seeking to achieve the Fund's investment objective, the Manager allocates the Fund's assets between the Fund's equity portfolio (the "Equity Portfolio") and the Fund's fixed income portfolio (the "Fixed Income Portfolio") in pursuit of a balanced investment program. Under normal market conditions, the Manager will allocate 45% to 55% of the Fund's assets to the Equity Portfolio and the remaining balance of the Fund's assets to the Fixed Income portfolio. This does not, however, restrict the Manager's ability to go above or below this range where the Manager considers it appropriate. First Trust Advisors L.P. ("First Trust") serves as the Subadviser for the Equity Portfolio and Pacific Investment Management Company LLC ("PIMCO") serves as the Subadviser for the Fixed Income Portfolio.

In the short term, allocations may vary from the Fund's target asset allocation. The Manager may change the asset allocation between the Fund's two portfolios from time to time if it believes that doing so will increase the Fund's ability to achieve its investment objective.

EQUITY PORTFOLIO

The Fund's Equity Portfolio invests in the common stocks of companies that are identified by a model based on five separate strategies.

o   20% in The Dow(R) Target Dividend Strategy,

o   20% in the Value Line(R) Target 25 Strategy,

o   20% in the Target Small-Cap 15 Strategy,

o   20% in the Global Dividend Target 15 Strategy, and

o   20% in the NYSE(R) International Target 25 Strategy

The securities for each strategy are selected annually on or about the last business day before each Stock Selection Date. The "Stock Selection Date" will be on or about December 1 of each year. For all of the strategies, First Trust generally follows a buy and hold strategy, trading as soon as practicable to the Stock Selection Date and/or when required by cash flow activity in the Equity Portfolio. First Trust may also trade because of mergers and acquisitions if the original stock is not the surviving company and to reinvest dividends.

Between Stock Selection Dates, when cash inflows and outflows require, First Trust purchases and sells common stocks for each of the strategies according to the approximate current percentage relationship among the shares of the stocks.

Certain provisions of the 1940 Act, as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, First Trust may depart from the investment strategy for the Fund's Equity Portfolio only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

THE DOW(R) TARGET DIVIDEND STRATEGY

This investment strategy looks for common stocks issued by companies that are expected to provide income and have the potential for capital appreciation. The Dow(R) Target Dividend Strategy seeks to achieve its objective by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend Index(SM) that have the best overall ranking on both the change in return on assets over the last 12 months and price-to-book ratio.



--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       27

First Trust selects the common stocks of the 20 companies in the following manner:

o Starting with the 100 stocks in the Dow Jones Select Dividend Index(SM), First Trust ranks the stocks from best (1) to worst (100) based on two factors:

     o Greatest change in return on assets over the last 12 months. An increase in return on assets generally indicates improving business fundamentals.

     o Price-to-book ratio. A lower, but positive, price-to-book ratio is generally used as an indication of value.

o First Trust then selects an approximately equally-weighted portfolio of the 20 stocks with the best overall ranking on the two factors.

VALUE LINE(R) TARGET 25 STRATEGY

The Value Line(R) Target 25 Strategy seeks to achieve its objective by investing in 25 of the 100 stocks to which Value Line(R) gives a #1 ranking for "Timeliness(TM)" based on the Value Line Investment Survey(R). The 25 stocks are selected on the basis of certain positive financial attributes. Value Line(R) ranks approximately 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges. Of these approximately 1,700 stocks, only 100 are given their #1 ranking for TimelinessTM, which reflects Value Line's view of their probable price performance during the next six to 12 months relative to the others. Value Line(R) bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are selected annually from the 100 stocks with the #1 ranking on or about the last business day before each Stock Selection Date.

Companies that, as of the Stock Selection Date, Value Line(R) has announced will be removed from Value Line's #1 ranking for TimelinessTM will be removed from the universe of securities from which stocks are selected for the Fund.

First Trust selects the common stocks of the 25 companies in the following manner:

o Starting with the 100 stocks to which Value Line(R) gives the #1 ranking for TimelinessTM, First Trust removes from consideration the stocks of companies considered to be financial companies and the stocks of companies whose shares are not listed on a U.S. securities exchange.

o    First  Trust then  ranks the  remaining  stocks  from the best (1) to worst
     (100) on the following four factors:

    o   6-month price appreciation, and

    o   12-month price appreciation, and

    o   Return on assets, and

    o Price to cash flow.

o First Trust adds up the numerical ranks achieved by each company in the above steps and selects the 25 stocks with the lowest sums.

The selected stocks are weighted by market capitalization subject to the restriction that no stock will comprise less than approximately 1% or more than 7.5% of the Value Line(R) Target 25 Strategy portion of the portfolio on or about the Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

THE TARGET SMALL-CAP 15 STRATEGY

The Target Small-Cap Strategy seeks to achieve its objective by investing in the stocks of 15 small-capitalization companies that have recently exhibited certain positive financial attributes.

First Trust selects the stocks of the 15 companies for this strategy in the following manner:

o First Trust begins with the stocks of all U.S. corporations that trade on the New York Stock Exchange (NYSE(R), the American Stock Exchange (AMEX), or the Nasdaq Stock market (Nasdaq) (excluding limited partnerships, American Depositary Receipts, and mineral and oil royalty trusts) on or about the Stock Selection Date.

o First Trust then selects companies that have a market capitalization between $500 million and $2.5 billion and whose stock has an average daily trading volume of at least $1 million.

o First Trust then selects those stocks with positive three-year sales growth.

o From those stocks, First Trust selects the stocks whose most recent 12 month's earnings are positive.

o First Trust eliminates any stock whose price has appreciated by more than 75% in the preceding 12 months.

--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       28

o Finally, First Trust selects the 15 stocks with the greatest price appreciation in the previous 12 months. Each of the stock's weighting in the portfolio is based on its relative market capitalization (highest to lowest).

GLOBAL DIVIDEND TARGET 15 STRATEGY

The Global Dividend Target 15 Strategy seeks to achieve its objective by investing in the common stocks of certain companies included in the Dow Jones Industrial Average(SM) (DJIA(SM), the Financial Times Ordinary Index (FT30
Index or Financial Times 30 Index), and the Hang Seng Index(SM). This strategy invests in the common stocks of the five companies with the lowest per share stock price of the ten companies in each of the DJIA(SM), the FT30 Index and the Hang Seng Index, respectively that have the highest indicated annual dividend yields ("Dividend Yields") in their respective index. First Trust selects the common stocks for this strategy in the following manner:

o First Trust determines the Dividend Yield on each common stock in the DJIA(SM), the FT30 Index and the Hang Seng Index;

o First Trust determines the ten companies in each of the DJIA(SM), the FT30 Index, and the Hang Seng Index that have the highest Dividend Yield in the respective index; and

o From those companies, First Trust then selects an approximately equally weighted portfolio of the common stocks of the 5 companies in each index with the lowest price per share.

NYSE(R) INTERNATIONAL TARGET 25 STRATEGY

This strategy invests in the common stocks of 25 companies selected from the stocks included in the NYSE International 100 Index(R). The NYSE International 100 Index(R) consists of the 100 largest non-U.S. stocks trading on the New York Stock Exchange.

First Trust selects the stocks of the 25 companies for this strategy in the following manner:

o First Trust begins with the stocks included in the Index on or about the Stock Selection Date.

o First Trust then screens for liquidity by eliminating companies with average daily trading volume for the prior three months below $300,000.

o    First Trust then ranks the remaining stocks based on two factors:

     o    Price-to-book ratio, and

     o    Price-to-cash flow ratio.

     Lower, but positive price-to-book ratios and price-to-cash flow ratios are generally used as an indication of value.

o From those companies, First Trust then selects an approximately equally weighted portfolio of the 25 stocks with the best overall ranking based on the two factors.

FIXED INCOME PORTFOLIO

For the Fund's Fixed Income Portfolio, the Manager may allocate from 0% to 100% of the Fund's assets allocated to the Fixed Income Portfolio to either of two separate strategies: the Total Return Strategy and the Diversified Income Strategy. The Manager may change the allocation between the two Fixed Income strategies at any time if it believes that doing so will increase the Fund's ability to achieve its investment objective.

For the Fixed Income Portfolio, "Fixed Income Instruments" include:

o Securities issued or guaranteed by the U.S. government, and by its agencies or government-sponsored enterprises, some of which may not be guaranteed by the U.S. Treasury;

o Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

o    Mortgage-backed and other asset-backed securities;

o    Inflation-indexed bonds issued both by governments and corporations;

o    Structured   notes,   including   hybrid  or  "indexed"   securities,   and
     event-linked bonds;

o    Loan participations and assignments;

o    Delayed funding loans and revolving credit facilities;

o    Bank   certificates   of  deposit,   fixed  time  deposits,   and  bankers'
     acceptances;

------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       29

o    Repurchase agreements and reverse repurchase agreements;

o Debt securities issued by states or local governments and their agencies, authorities, and other government-sponsored enterprises;

o Obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; and

o    Obligations of international agencies or supranational entities.

TOTAL RETURN STRATEGY

The Total Return Strategy seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of Fixed Income Instruments (as defined above) of varying maturities. The average portfolio duration of this strategy normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates.

The Total Return Strategy invests primarily in investment grade debt securities, but may invest up to 10% of the total assets allocated to the strategy in high yield securities ("junk bonds") rated B or higher by Moody's or S&P(R) or, if unrated, determined by PIMCO to be of comparable quality. The Total Return Strategy may invest up to 30% of the total assets allocated to it in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Total Return Strategy may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging market") economies. The Total Return Strategy will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of the total assets allocated to it.

The Total Return Strategy may invest all of the assets allocated to it in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Total Return Strategy may not invest in equity securities. The Total Return Strategy may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as buy backs or dollar rolls. The "total return" sought by the strategy consists of income earned on the strategy's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

DIVERSIFIED INCOME STRATEGY

The Diversified Income Strategy seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a diversified pool of Fixed Income Instruments (as defined above) of varying maturities. The average portfolio duration of the Diversified Income Strategy normally varies within a three- to eight-year time frame based on PIMCO's forecast for interest rates.

The Diversified Income Strategy may invest in a diversified pool of corporate fixed income securities of varying maturities. The Diversified Income Strategy may invest all of its assets in high yield securities ("junk bonds") subject to a maximum of 10% of its total assets in securities rated below B by Moody's or by S&P(R) or, if unrated, determined by PIMCO to be of comparable quality.

The Diversified Income Strategy may invest in securities denominated in foreign currencies and U.S.-dollar-denominated securities of foreign issuers. The Diversified Income Strategy may have foreign currency exposure (from non-U.S. dollar denominated securities or currencies) up to 100% of its total assets. In addition, the Diversified Income Strategy may invest without limit in fixed income securities of issuers that are economically tied to emerging securities markets.

The Diversified Income Strategy may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Diversified Income Strategy may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The total return sought by the Diversified Income Strategy consists of income earned on the Strategy's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

-------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       30

-------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investment held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The Fund attempts to balance the goals of capital appreciation and preservation of capital by investing its assets at a targeted allocation of 45% to 55% in equity securities and 45% to 55% in fixed income securities. The allocation targets are intended to help moderate the impact of equity market volatility on the returns of the Fund by diversifying the Fund. Since the Fund invests relatively equally in equity and fixed income securities, the risks associated with investing in the Fund are more or less equalized among the types of risk associated with the Fund's two primary asset classes. The Fund invests a higher percentage of its assets in fixed income securities and a lower percentage in equity securities than either the AZL TargetPLUS Moderate Fund or the AZL TargetPLUS Growth Fund.

THE FUND FACES THE FOLLOWING PRINCIPAL RISKS:

O MARKET RISK: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities market generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

O ISSUER RISK: The value of a security may decline for a number of reasons that are related directly to the issuer, such as management performance, financial leverage, and reduced demand for the issuers' goods or services.

O MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment portfolio. The individual portfolio managers of each of the Fund's two Subadvisers will apply investment techniques and risk analyses in making investment decisions for their respective portion of the Fund's assets, but there can be no guarantee that they will produce the desired results.

O ALLOCATION RISK. Allocation risk refers to the possibility that the Manager could allocate assets in a manner which results in the Fund underperforming other similar funds. Because the Fund's two underlying portfolios represent different asset classes, each portfolio is subject to different levels and combinations of risk, depending on the Fund's exact asset allocation.

O LIMITED MANAGEMENT RISK: The Equity Portfolio's strategy of investing in companies according to criteria determined on or about the last business day before each Stock Selection Date prevents the Equity Portfolio from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. This investment strategy may also prevent the Fund from taking advantage of opportunities available to other similar funds.

O STRATEGY SELECTION RISK: The risk that the Manager could allocate assets in a manner that will cause the Funds to underperform other funds with similar investment objectives. The Manager may have a potential conflict of interest in allocating Fixed Income Portfolio assets between the Diversified Income Strategy and the Total Return Strategy because the subadvisory fee rate it pays to the Subadviser are different for the two strategies.

O INVESTMENT STRATEGY RISK: Certain strategies used in the Equity Portfolio involve selecting common stocks that have high dividend yields relative to other common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's

-------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007 stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

    Certain strategies involve selecting common stocks of issuers that have experienced certain rates of growth in sales and stocks that have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

    Value Line's TimelinessTM rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line(R). There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund's Equity Portfolio may underperform other similar investments.

O INTEREST RATE RISK: As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities ("TIPS"), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

O CREDIT RISK: The Fund could lose money if the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, or a loan of portfolio securities, is unwilling or unable to make payments of principal and/or interest in a timely manner, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. Municipal bonds are subject to the risk that litigation, legislation, or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

O HIGH YIELD RISK Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

O LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

O ERIVATIVE INSTRUMENTS RISK: A derivative is a financial contract whose alue depends on, or is derived from, the value of an underlying asset, eference rate, or index. Funds typically use derivatives as a substitute or taking a position in the underlying asset and/or as part of a strategy esigned to reduce exposure to other risks, such as interest rate or urrency risk. Funds may also use derivatives for leverage, in which case heir use would involve leveraging risk. Use of derivative instruments nvolves risks different from, or possibly greater than, the risks ssociated with investing directly in securities and other traditional nvestments. Derivatives are subject to a number of other risks, such as iquidity risk, interest rate risk, market risk, credit risk, and anagement risk. Derivatives also involve the risk of mispricing or mproper valuation and the risk that changes in the value may not correlate erfectly with the underlying asset, rate, or index. Using derivatives may esult in losses, possibly in excess of the principal amount invested. lso, suitable derivative transactions may not be available in all ircumstances, and there can be no assurance the Fixed Income Portfolio ill engage in these transactions to reduce exposure to other risks when oing so would be beneficial.

O MORTGAGE RISK: Investing in mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk.

------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       32

    When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a fund because the fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.

O LEVERAGING RISK: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery, or forward commitment transaction. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate or "earmark" liquid assets or otherwise cover transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. In addition, leverage may exaggerate the effect of any increase or decrease in the value of the Fund's securities.

O CONCENTRATION RISK. The Equity Portfolio invests in a limited number of securities, and the securities selected for the strategies used to manage the Equity Portfolio may be issued by companies concentrated in particular industries, including consumer products and technology. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Equity Portfolio invests may be more volatile and subject to greater risk of adverse developments that may affect many of the companies in which the Equity Portfolio invests, than a mixture of stocks of companies from a wide variety of industries. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.

O SMALL CAPITALIZATION RISK: Investing in small-capitalization companies may present additional risk because such companies have less predictable earning or no earnings, more volatile share prices, and less liquid securities than large-capitalization companies. Small-capitalization companies may live limited product lines or service offerings, shorter operating histories, less experienced management, and more limited financial resources than larger companies. Small-cap stocks may not be widely followed by the investment community, resulting in less demand and lower trading volumes.

O FOREIGN RISK: Foreign securities may experience more rapid and extreme changes in value than securities of U.S. companies, and owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes, or diplomatic developments could adversely affect the Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments. In the Equity Portfolio, all of the securities in the NYSE(R) International Target 25 Strategy, the majority of the securities in the Global Dividend Target 15 Strategy, and certain of the securities in other strategies are issued by foreign companies.

O EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign countries.

O CURRENCY RISK: Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of a hedging position, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reason, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad. As a result, investment in foreign currency-denominated securities may reduce the Fund's returns.


-------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       33

O DIVIDEND RISK. There is no guarantee that the issuers of the stocks held by the Equity Portfolio will declare dividends in the future or that if declared, they will either remain at current levels or increase over time. Because a significant portion of the securities held by the Fixed Income Portfolio may have variable or floating interest rates, the amounts of its monthly distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease.

O LICENSE TERMINATION RISK. The Equity Portfolio relies on licenses from third parties granted to First Trust that permit the use of the intellectual property of such parties in connection with the investment strategies of the Equity Portfolio. Such licenses may be terminated by the licensors, and as a result, the Equity Portfolio may lose its ability to use the licensed name in certain investment strategies utilized by the Equity Portfolio or to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the Equity Portfolio may have to change its investment strategies.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


-------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?


--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
o   Investing for long-term goals, such as retirement           o   Seeking a short-term investment
--------------------------------------------------------------- ------------------------------------------------------------
o   Seeking capital appreciation and are willing to accept      o   Investing in
    emergency reserves the higher volatility associated
    with investing in foreign stocks and bonds
--------------------------------------------------------------- ------------------------------------------------------------
o   Seeking income and growth of capital
--------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

The performance bar chart and table are not presented because the Fund is new and has not had a full calendar year of operations.


--------------------------------------------------------------------------------
FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee                                                     0.52%
Distribution (12b-1) Fees                                          0.25%
Other Expenses                                                     0.12%
                                                                   -----
Total Annual Fund Operating Expenses                               0.89%
Fee Waiver(1)                                                      0.00%
                                                                   -----
Net Annual Fund Operating Expenses(1)                              0.89%
                                                                   =====
(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to 0.89% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement.



Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

-------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       34

EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS
       $91                $284



-------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       35

------------------------------------------------------------------------------
RISK/RETURN SUMMARY                             AZL TARGETPLUS(SM) GROWTH FUND
------------------------------------------------------------------------------


AZL TARGETPLUS(SM) GROWTH FUND


-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The AZL TargetPLUS Growth Fund seeks to provide long-term capital appreciation.


The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of equity and fixed income securities. The Fund may invest a significant portion of its total assets in securities of non-U.S. companies.


In seeking to achieve the Fund's investment objective, the Manager allocates the Fund's assets between the Fund's equity portfolio (the "Equity Portfolio") and the Fund's fixed income portfolio (the "Fixed Income Portfolio") in pursuit of a balanced investment program. Under normal market conditions, the Manager will allocate 75% to 85% of the Fund's assets to the Equity Portfolio and the remaining balance of the Fund's assets to the Fixed Income portfolio. This does not, however, restrict the Manager's ability to go above or below this range where the Manager considers it appropriate. First Trust Advisors L.P. ("First Trust") serves as the Subadviser for the Equity Portfolio and Pacific Investment Management Company LLC ("PIMCO") serves as the Subadviser for the Fixed Income Portfolio.


In the short term, allocations may vary from the Fund's target asset allocation. The Manager may change the asset allocation between the Fund's two portfolios from time to time if it believes that doing so will increase the Fund's ability to achieve its investment objective.

EQUITY PORTFOLIO

The Fund's Equity Portfolio invests in the common stocks of companies that are identified by a model based on five separate strategies.
o   20% in The Dow(R) Target Dividend Strategy,
o   20% in the Value Line(R) Target 25 Strategy,
o   20% in the Target Small-Cap 15 Strategy,
o   20% in the Global Dividend Target 15 Strategy, and
o   20% in the NYSE(R) International Target 25 Strategy

The securities for each strategy are selected annually on or about the last business day before each Stock Selection Date. The "Stock Selection Date" will be on or about December 1 of each year. For all of the strategies, First Trust generally follows a buy and hold strategy, trading as soon as practicable to the Stock Selection Date and/or when required by cash flow activity in the Equity Portfolio. First Trust may also trade because of mergers and acquisitions if the original stock is not the surviving company and to reinvest dividends.

Between Stock Selection Dates, when cash inflows and outflows require, First Trust purchases and sells common stocks for each of the strategies according to the approximate current percentage relationship among the shares of the stocks.


Certain provisions of the 1940 Act, as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, First Trust may depart from the investment strategy for the Fund's Equity Portfolio only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.


THE DOW(R) TARGET DIVIDEND STRATEGY

This investment strategy looks for common stocks issued by companies that are expected to provide income and have the potential for capital appreciation. The Dow(R) Target Dividend Strategy seeks to achieve its objective by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend Index(SM) that have the best overall ranking on both the change in return on assets over the last 12 months and price-to-book ratio.



-------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       36

First Trust selects the common stocks of the 20 companies in the following manner:


o Starting with the 100 stocks in the Dow Jones Select Dividend Index(SM), First Trust ranks the stocks from best (1) to worst (100) based on two factors:
     o Greatest change in return on assets over the last 12 months. An increase in return on assets generally indicates improving business fundamentals.
     o Price-to-book ratio. A lower, but positive, price-to-book ratio is generally used as an indication of value.
o First Trust then selects an approximately equally-weighted portfolio of the 20 stocks with the best overall ranking on the two factors.



VALUE LINE(R) TARGET 25 STRATEGY
The Value Line(R) Target 25 Strategy seeks to achieve its objective by investing in 25 of the 100 stocks to which Value Line(R) gives a #1 ranking for "Timeliness(TM)" based on the Value Line Investment Survey(R). The 25 stocks are selected on the basis of certain positive financial attributes. Value Line(R) ranks approximately 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges. Of these approximately 1,700 stocks, only 100 are given their #1 ranking for TimelinessTM, which reflects Value Line's view of their probable price performance during the next six to 12 months relative to the others. Value Line(R) bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are selected annually from the 100 stocks with the #1 ranking on or about the last business day before each Stock Selection Date.


Companies that, as of the Stock Selection Date, Value Line(R) has announced will be removed from Value Line's #1 ranking for TimelinessTM will be removed from the universe of securities from which stocks are selected for the Fund.

First Trust selects the common stocks of the 25 companies in the following manner:

o Starting with the 100 stocks to which Value Line(R) gives the #1 ranking for TimelinessTM, First Trust removes from consideration the stocks of companies considered to be financial companies and the stocks of companies whose shares are not listed on a U.S. securities exchange.

o    First  Trust then  ranks the  remaining  stocks  from the best (1) to worst
     (100) on the following four factors:

     o    6-month price appreciation, and

     o    12-month price appreciation, and

     o    Return on assets, and

     o    Price to cash flow.

o First Trust adds up the numerical ranks achieved by each company in the above steps and selects the 25 stocks with the lowest sums.

The selected stocks are weighted by market capitalization subject to the restriction that no stock will comprise less than approximately 1% or more than 7.5% of the Value Line(R) Target 25 Strategy portion of the portfolio on or about the Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

THE TARGET SMALL-CAP 15 STRATEGY

The Target Small-Cap Strategy seeks to achieve its objective by investing in the stocks of 15 small-capitalization companies that have recently exhibited certain positive financial attributes.

First Trust selects the stocks of the 15 companies for this strategy in the following manner:

o First Trust begins with the stocks of all U.S. corporations that trade on the New York Stock Exchange (NYSE(R), the American Stock Exchange (AMEX), or the Nasdaq Stock market (Nasdaq) (excluding limited partnerships, American Depositary Receipts, and mineral and oil royalty trusts) on or about the Stock Selection Date.

o First Trust then selects companies that have a market capitalization between $500 million and $2.5 billion and whose stock has an average daily trading volume of at least $1 million.

o First Trust then selects those stocks with positive three-year sales growth.

o From those stocks, First Trust selects the stocks whose most recent 12 month's earnings are positive.

o First Trust eliminates any stock whose price has appreciated by more than 75% in the preceding 12 months.

------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       37

o Finally, First Trust selects the 15 stocks with the greatest price appreciation in the previous 12 months. Each of the stock's weighting in the portfolio is based on its relative market capitalization (highest to lowest).

GLOBAL DIVIDEND TARGET 15 STRATEGY


The Global Dividend Target 15 Strategy seeks to achieve its objective by investing in the common stocks of certain companies included in the Dow Jones Industrial Average(SM) (DJIA(SM)), the Financial Times Ordinary Index (FT30 Index or Financial Times 30 Index), and the Hang Seng Index(SM). This strategy invests in the common stocks of the five companies with the lowest per share stock price of the ten companies in each of the DJIA(SM), the FT30 Index and the Hang Seng Index, respectively that have the highest indicated annual dividend yields ("Dividend Yields") in their respective index. First Trust selects the common stocks for this strategy in the following manner:

o First Trust determines the Dividend Yield on each common stock in the DJIA(SM), the FT30 Index and the Hang Seng Index;
o First Trust determines the ten companies in each of the DJIA(SM), the FT30 Index, and the Hang Seng Index that have the highest Dividend Yield in the respective index; and
o From those companies, First Trust then selects an approximately equally weighted portfolio of the common stocks of the 5 companies in each index with the lowest price per share.

NYSE(R) INTERNATIONAL TARGET 25 STRATEGY


This strategy invests in the common stocks of 25 companies selected from the stocks included in the NYSE International 100 Index(R). The NYSE International 100 Index(R) consists of the 100 largest non-U.S. stocks trading on the New York Stock Exchange.


First Trust selects the stocks of the 25 companies for this strategy in the following manner:


o First Trust begins with the stocks included in the Index on or about the Stock Selection Date.
o First Trust then screens for liquidity by eliminating companies with average daily trading volume for the prior three months below $300,000.
o    First Trust then ranks the remaining stocks based on two factors:
     o    Price-to-book ratio, and
     o    Price-to-cash flow ratio.
     Lower, but positive price-to-book ratios and price-to-cash flow ratios are generally used as an indication of value.
o From those companies, First Trust then selects an approximately equally weighted portfolio of the 25 stocks with the best overall ranking based on the two factors.


FIXED INCOME PORTFOLIO

For the Fund's Fixed Income Portfolio, the Manager may allocate from 0% to 100% of the Fund's assets allocated to the Fixed Income Portfolio to either of two separate strategies: the Total Return Strategy and the Diversified Income Strategy. The Manager may change the allocation between the two Fixed Income strategies at any time if it believes that doing so will increase the Fund's ability to achieve its investment objective.

For Fixed Income Portfolio, "Fixed Income Instruments" include:

o Securities issued or guaranteed by the U.S. government, and by its agencies or government-sponsored enterprises, some of which may not be guaranteed by the U.S. Treasury;

o    Corporate  debt  securities  of  U.S.  and  non-U.S.   issuers,   including
     convertible securities and corporate commercial paper;

o    Mortgage-backed and other asset-backed securities;

o    Inflation-indexed bonds issued both by governments and corporations;

o    Structured   notes,   including   hybrid  or  "indexed"   securities,   and
     event-linked bonds;

o    Loan participations and assignments;

o    Delayed funding loans and revolving credit facilities;

o    Bank   certificates   of  deposit,   fixed  time  deposits,   and  bankers'
     acceptances;



--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       38

o    Repurchase agreements and reverse repurchase agreements;

o Debt securities issued by states or local governments and their agencies, authorities, and other government-sponsored enterprises;

o Obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; and

o    Obligations of international agencies or supranational entities.


TOTAL RETURN STRATEGY
The Total Return Strategy seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of Fixed Income Instruments (as defined below) of varying maturities. The average portfolio duration of this strategy normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates.


The Total Return Strategy invests primarily in investment grade debt securities, but may invest up to 10% of the total assets allocated to the strategy in high yield securities ("junk bonds") rated B or higher by Moody's or S&P(R) or, if unrated, determined by PIMCO to be of comparable quality. The Total Return Strategy may invest up to 30% of the total assets allocated to it in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Total Return Strategy may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging market") economies. The Total Return Strategy will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of the total assets allocated to it.

The Total Return Strategy may invest all of the assets allocated to it in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Total Return Strategy may not invest in equity securities. The Total Return Strategy may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as buy backs or dollar rolls. The "total return" sought by the strategy consists of income earned on the strategy's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


DIVERSIFIED INCOME STRATEGY
The Diversified Income Strategy seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a diversified pool of Fixed Income Instruments (as defined above) of varying maturities. The average portfolio duration of the Diversified Income Strategy normally varies within a three- to eight-year time frame based on PIMCO's forecast for interest rates.


The Diversified Income Strategy may invest in a diversified pool of corporate fixed income securities of varying maturities. The Diversified Income Strategy may invest all of its assets in high yield securities ("junk bonds") subject to a maximum of 10% of its total assets in securities rated below B by Moody's or by S&P(R) or, if unrated, determined by PIMCO to be of comparable quality.

The Diversified Income Strategy may invest in securities denominated in foreign currencies and U.S.-dollar-denominated securities of foreign issuers. The Diversified Income Strategy may have foreign currency exposure (from non-U.S. dollar denominated securities or currencies) up to 100% of its total assets. In addition, the Diversified Income Strategy may invest without limit in fixed income securities of issuers that are economically tied to emerging securities markets.

The Diversified Income Strategy may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Diversified Income Strategy may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The total return sought by the Diversified Income Strategy consists of income earned on the Strategy's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.



--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       39

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investment held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The Fund attempts to balance the goals of capital appreciation and preservation of capital by investing its assets at a targeted allocation of 75% to 85% in equity securities and 15% to 25% in fixed income securities. The allocation targets are intended to help moderate the impact of equity market volatility on the returns of the Fund by diversifying the Fund. Since the Fund invests a higher proportion of its assets in equity securities and a lower proportion in fixed income securities than either the AZL TargetPLUS Balanced Fund or the AZL TargetPLUS Moderate Fund, the Fund is more subject to the risks associated with the Equity Portfolio and less subject to those associated with the Fixed Income Portfolio than either of the two other similar Funds.

THE FUND FACES THE FOLLOWING PRINCIPAL RISKS:


O MARKET RISK: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities market generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

O ISSUER RISK: The value of a security may decline for a number of reasons that are related directly to the issuer, such as management performance, financial leverage, and reduced demand for the issuers' goods or services.

O MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment portfolio. The individual portfolio managers of each of the Fund's two Subadvisers will apply investment techniques and risk analyses in making investment decisions for their respective portion of the Fund's assets, but there can be no guarantee that they will produce the desired results.

O ALLOCATION RISK. Allocation risk refers to the possibility that the Manager could allocate assets in a manner which results in the Fund underperforming other similar funds. Because the Fund's two underlying portfolios represent different asset classes, each portfolio is subject to different levels and combinations of risk, depending on the Fund's exact asset allocation.

O STRATEGY SELECTION RISK: The risk that the Manager could allocate assets in a manner that will cause the Funds to underperform other funds with similar investment objectives. The Manager may have a potential conflict of interest in allocating Fixed Income Portfolio assets between the Diversified Income Strategy and the Total Return Strategy because the subadvisory fee rate it pays to the Subadviser are different for the two strategies.

O INVESTMENT STRATEGY RISK: Certain strategies used in the Equity Portfolio involve selecting common stocks that have high dividend yields relative to other common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

    Certain strategies involve selecting common stocks of issuers that have experienced certain rates of growth in sales and stocks that have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.



--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       40

    Value Line's TimelinessTM rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line(R). There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund's Equity Portfolio may underperform other similar investments.

O LIMITED MANAGEMENT RISK: The Equity Portfolio's strategy of investing in companies according to criteria determined on or about the last business day before each Stock Selection Date prevents the Equity Portfolio from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. This investment strategy may also prevent the Fund from taking advantage of opportunities available to other similar funds.

O SMALL CAPITALIZATION RISK: Investing in small-capitalization companies may present additional risk because such companies have less predictable earning or no earnings, more volatile share prices, and less liquid securities than large-capitalization companies. Small-capitalization companies may live limited product lines or service offerings, shorter operating histories, less experienced management, and more limited financial resources than larger companies. Small-cap stocks may not be widely followed by the investment community, resulting in less demand and lower trading volumes.

O CONCENTRATION RISK. The Equity Portfolio invests in a limited number of securities, and the securities selected for the strategies used to manage the Equity Portfolio may be issued by companies concentrated in particular industries, including consumer products and technology. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Equity Portfolio invests may be more volatile and subject to greater risk of adverse developments that may affect many of the companies in which the Equity Portfolio invests, than a mixture of stocks of companies from a wide variety of industries. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.

O FOREIGN RISK: Foreign securities may experience more rapid and extreme changes in value than securities of U.S. companies, and owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes, or diplomatic developments could adversely affect the Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments. In the Equity Portfolio, all of the securities in the NYSE(R) International Target 25 Strategy, the majority of the securities in the Global Dividend Target 15 Strategy, and certain of the securities in other strategies are issued by foreign companies.

O EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign countries.

O CURRENCY RISK: Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of a hedging position, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reason, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad. As a result, investment in foreign currency-denominated securities may reduce the Fund's returns.



--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       41

O DIVIDEND RISK. There is no guarantee that the issuers of the stocks held by the Equity Portfolio will declare dividends in the future or that if declared, they will either remain at current levels or increase over time. Because a significant portion of the securities held by the Fixed Income Portfolio may have variable or floating interest rates, the amounts of its monthly distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease.

O INTEREST RATE RISK: As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities ("TIPS"), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

O CREDIT RISK: The Fund could lose money if the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, or a loan of portfolio securities, is unwilling or unable to make payments of principal and/or interest in a timely manner, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. Municipal bonds are subject to the risk that litigation, legislation, or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

O HIGH YIELD RISK: Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

O LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

O DERIVATIVE INSTRUMENTS RISK: A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or index. Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and management risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance the Fixed Income Portfolio will engage in these transactions to reduce exposure to other risks when doing so would be beneficial.

O MORTGAGE RISK: Investing in mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a fund because the fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.

O LEVERAGING RISK: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery, or forward commitment transaction. The use of derivatives may also create leveraging risk. To mitigate leveraging risk,



--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       42

PIMCO will segregate or "earmark" liquid assets or otherwise cover transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. In addition, leverage may exaggerate the effect of any increase or decrease in the value of the Fund's securities.

O LICENSE TERMINATION RISK. The Equity Portfolio relies on licenses from third parties granted to First Trust that permit the use of the intellectual property of such parties in connection with the investment strategies of the Equity Portfolio. Such licenses may be terminated by the licensors, and as a result, the Equity Portfolio may lose its ability to use the licensed name in certain investment strategies utilized by the Equity Portfolio or to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the Equity Portfolio may have to change its investment strategies.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


--------------------------------------------------------------------------------

WHO MAY WANT TO INVEST?
--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
o   Investing for long-term goals, such as retirement           o   Seeking a short-term investment
--------------------------------------------------------------- ------------------------------------------------------------
o   Seeking capital appreciation and are willing to accept      o   Investing in emergency reserves
    the higher volatility associated with investing in
    foreign stocks and bonds
--------------------------------------------------------------- ------------------------------------------------------------
o   Seeking growth of capital                                   o   Seeking safety of principal
--------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

The performance bar chart and table are not presented because the Fund is new and has not had a full calendar year of operations.



--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

-------------------------------------------------------------------------------
FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee                                                     0.52%
Distribution (12b-1) Fees                                          0.25%
Other Expenses                                                     0.12%
                                                                   -----
Total Annual Fund Operating Expenses                               0.89%
Fee Waiver(1)                                                      0.00%
                                                                   -----
Net Annual Fund Operating Expenses(1)                              0.89%
                                                                   =====

(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to 0.89% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement.



Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS
       $91                $284



--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                            AZL TARGETPLUS(SM) MODERATE FUND
--------------------------------------------------------------------------------


AZL TARGETPLUS(SM) MODERATE FUND



-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The AZL TargetPLUS Moderate Fund seeks to provide long-term capital appreciation.


The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of equity and fixed income securities. The Fund may invest a significant portion of its total assets in securities of non-U.S. companies.


In seeking to achieve the Fund's investment objective, the Manager allocates the Fund's assets between the Fund's equity portfolio (the "Equity Portfolio") and the Fund's fixed income portfolio (the "Fixed Income Portfolio") in pursuit of a balanced investment program. Under normal market conditions, the Manager will allocate 60% to 70% of the Fund's assets to the Equity Portfolio and the remaining balance of the Fund's assets to the Fixed Income portfolio. This does not, however, restrict the Manager's ability to go above or below this range where the Manager considers it appropriate. First Trust Advisors L.P. ("First Trust") serves as the Subadviser for the Equity Portfolio and Pacific Investment Management Company LLC ("PIMCO") serves as the Subadviser for the Fixed Income Portfolio.


In the short term, allocations may vary from the Fund's target asset allocation. The Manager may change the asset allocation between the Fund's two portfolios from time to time if it believes that doing so will increase the Fund's ability to achieve its investment objective.

EQUITY PORTFOLIO

The Fund's Equity Portfolio invests in the common stocks of companies that are identified by a model based on five separate strategies.
o   20% in The Dow(R) Target Dividend Strategy,
o   20% in the Value Line(R) Target 25 Strategy,
o   20% in the Target Small-Cap 15 Strategy,
o   20% in the Global Dividend Target 15 Strategy, and
o   20% in the NYSE(R) International Target 25 Strategy

The securities for each strategy are selected annually on or about the last business day before each Stock Selection Date. The "Stock Selection Date" will be on or about December 1 of each year. For all of the strategies, First Trust generally follows a buy and hold strategy, trading as soon as practicable to the Stock Selection Date and/or when required by cash flow activity in the Equity Portfolio. First Trust may also trade because of mergers and acquisitions if the original stock is not the surviving company and to reinvest dividends.


Between Stock Selection Dates, when cash inflows and outflows require, First Trust purchases and sells common stocks for each of the strategies according to the approximate current percentage relationship among the shares of the stocks.


Certain provisions of the 1940 Act, as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, First Trust may depart from the investment strategy for the Fund's Equity Portfolio only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.


THE DOW(R) TARGET DIVIDEND STRATEGY


This investment strategy looks for common stocks issued by companies that are expected to provide income and have the potential for capital appreciation. The Dow(R) Target Dividend Strategy seeks to achieve its objective by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend Index(SM) that have the best overall ranking on both the change in return on assets over the last 12 months and price-to-book ratio.


-------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       45

First Trust selects the common stocks of the 20 companies in the following manner:


o Starting with the 100 stocks in the Dow Jones Select Dividend Index(SM), First Trust ranks the stocks from best (1) to worst (100) based on two factors:
     o Greatest change in return on assets over the last 12 months. An increase in return on assets generally indicates improving business fundamentals.
     o Price-to-book ratio. A lower, but positive, price-to-book ratio is generally used as an indication of value.
o First Trust then selects an approximately equally-weighted portfolio of the 20 stocks with the best overall ranking on the two factors.


VALUE LINE(R) TARGET 25 STRATEGY

The Value Line(R) Target 25 Strategy seeks to achieve its objective by investing in 25 of the 100 stocks to which Value Line(R) gives a #1 ranking for "Timeliness(TM)" based on the Value Line Investment Survey(R). The 25 stocks are selected on the basis of certain positive financial attributes. Value Line(R) ranks approximately 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges. Of these approximately 1,700 stocks, only 100 are given their #1 ranking for Timeliness(TM), which reflects Value Line's view of their probable price performance during the next six to 12 months relative to the others. Value Line(R) bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are selected annually from the 100 stocks with the #1 ranking on or about the last business day before each Stock Selection Date.

Companies that, as of the Stock Selection Date, Value Line(R) has announced will be removed from Value Line's #1 ranking for Timeliness(TM) will be removed from the universe of securities from which stocks are selected for the Fund.

First Trust selects the common stocks of the 25 companies in the following manner:


o Starting with the 100 stocks to which Value Line(R) gives the #1 ranking for Timeliness(TM), First Trust removes from consideration the stocks of companies considered to be financial companies and the stocks of companies whose shares are not listed on a U.S. securities exchange.
o    First  Trust then  ranks the  remaining  stocks  from the best (1) to worst
     (100) on the following four factors:
     o    6-month price appreciation, and
     o    12-month price appreciation, and
     o    Return on assets, and
     o    Price to cash flow.
o First Trust adds up the numerical ranks achieved by each company in the above steps and selects the 25 stocks with the lowest sums.


The selected stocks are weighted by market capitalization subject to the restriction that no stock will comprise less than approximately 1% or more than 7.5% of the Value Line(R) Target 25 Strategy portion of the portfolio on or about the Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

THE TARGET SMALL-CAP 15 STRATEGY

The Target Small-Cap Strategy seeks to achieve its objective by investing in the stocks of 15 small-capitalization companies that have recently exhibited certain positive financial attributes.

First Trust selects the stocks of the 15 companies for this strategy in the following manner:

o First Trust begins with the stocks of all U.S. corporations that trade on the New York Stock Exchange (NYSE(R), the American Stock Exchange (AMEX), or the Nasdaq Stock market (Nasdaq) (excluding limited partnerships, American Depositary Receipts, and mineral and oil royalty trusts) on or about the Stock Selection Date.

o First Trust then selects companies that have a market capitalization between $500 million and $2.5 billion and whose stock has an average daily trading volume of at least $1 million.

o First Trust then selects those stocks with positive three-year sales growth.

o From those stocks, First Trust selects the stocks whose most recent 12 month's earnings are positive.

o First Trust eliminates any stock whose price has appreciated by more than 75% in the preceding 12 months.

-------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

o Finally, First Trust selects the 15 stocks with the greatest price appreciation in the previous 12 months. Each of the stock's weighting in the portfolio is based on its relative market capitalization (highest to lowest).

GLOBAL DIVIDEND TARGET 15 STRATEGY

The Global Dividend Target 15 Strategy seeks to achieve its objective by investing in the common stocks of certain companies included in the Dow Jones Industrial Average(SM) (DJIA(SM), the Financial Times Ordinary Index (FT30
Index or Financial Times 30 Index), and the Hang Seng Index(SM). This strategy invests in the common stocks of the five companies with the lowest per share stock price of the ten companies in each of the DJIA(SM), the FT30 Index and the Hang Seng Index, respectively that have the highest indicated annual dividend yields ("Dividend Yields") in their respective index. First Trust selects the common stocks for this strategy in the following manner:

o First Trust determines the Dividend Yield on each common stock in the DJIA(SM), the FT30 Index and the Hang Seng Index;

o First Trust determines the ten companies in each of the DJIA(SM), the FT30 Index, and the Hang Seng Index that have the highest Dividend Yield in the respective index; and

o From those companies, First Trust then selects an approximately equally weighted portfolio of the common stocks of the 5 companies in each index with the lowest price per share.

NYSE(R) INTERNATIONAL TARGET 25 STRATEGY

This strategy invests in the common stocks of 25 companies selected from the stocks included in the NYSE International 100 Index(R). The NYSE International 100 Index(R) consists of the 100 largest non-U.S. stocks trading on the New York Stock Exchange.

First Trust selects the stocks of the 25 companies for this strategy in the following manner:


o First Trust begins with the stocks included in the Index on or about the Stock Selection Date.
o First Trust then screens for liquidity by eliminating companies with average daily trading volume for the prior three months below $300,000.
o    First Trust then ranks the remaining stocks based on two factors:
     o    Price-to-book ratio, and
     o    Price-to-cash flow ratio.
     Lower, but positive price-to-book ratios and price-to-cash flow ratios are generally used as an indication of value.
o From those companies, First Trust then selects an approximately equally weighted portfolio of the 25 stocks with the best overall ranking based on the two factors.


FIXED INCOME PORTFOLIO

For the Fund's Fixed Income Portfolio, the Manager may allocate from 0% to 100% of the Fund's assets allocated to the Fixed Income Portfolio to either of two separate strategies: the Total Return Strategy and the Diversified Income Strategy. The Manager may change the allocation between the two Fixed Income strategies at any time if it believes that doing so will increase the Fund's ability to achieve its investment objective.

For purposes of the Fixed Income Portfolio, "Fixed Income Instruments" include:

o Securities issued or guaranteed by the U.S. government, and by its agencies or government-sponsored enterprises, some of which may not be guaranteed by the U.S. Treasury;

o    Corporate  debt  securities  of  U.S.  and  non-U.S.   issuers,   including
     convertible securities and corporate commercial paper;

o    Mortgage-backed and other asset-backed securities;

o    Inflation-indexed bonds issued both by governments and corporations;

o    Structured   notes,   including   hybrid  or  "indexed"   securities,   and
     event-linked bonds;

o    Loan participations and assignments;

o    Delayed funding loans and revolving credit facilities;

o    Bank   certificates   of  deposit,   fixed  time  deposits,   and  bankers'
     acceptances;



-------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       47

o    Repurchase agreements and reverse repurchase agreements;

o Debt securities issued by states or local governments and their agencies, authorities, and other government-sponsored enterprises;

o Obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; and

o    Obligations of international agencies or supranational entities.

TOTAL RETURN STRATEGY

The Total Return Strategy seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of Fixed Income Instruments (as defined below) of varying maturities. The average portfolio duration of this strategy normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates.


The Total Return Strategy invests primarily in investment grade debt securities, but may invest up to 10% of the total assets allocated to the strategy in high yield securities ("junk bonds") rated B or higher by Moody's or S&P(R) or, if unrated, determined by PIMCO to be of comparable quality. The Total Return Strategy may invest up to 30% of the total assets allocated to it in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Total Return Strategy may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging market") economies. The Total Return Strategy will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of the total assets allocated to it.


The Total Return Strategy may invest all of the assets allocated to it in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Total Return Strategy may not invest in equity securities. The Total Return Strategy may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as buy backs or dollar rolls. The "total return" sought by the strategy consists of income earned on the strategy's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


DIVERSIFIED INCOME STRATEGY
The Diversified Income Strategy seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a diversified pool of Fixed Income Instruments (as defined above) of varying maturities. The average portfolio duration of the Diversified Income Strategy normally varies within a three- to eight-year time frame based on PIMCO's forecast for interest rates.


The Diversified Income Strategy may invest in a diversified pool of corporate fixed income securities of varying maturities. The Diversified Income Strategy may invest all of its assets in high yield securities ("junk bonds") subject to a maximum of 10% of its total assets in securities rated below B by Moody's or by S&P(R) or, if unrated, determined by PIMCO to be of comparable quality.

The Diversified Income Strategy may invest in securities denominated in foreign currencies and U.S.-dollar-denominated securities of foreign issuers. The Diversified Income Strategy may have foreign currency exposure (from non-U.S. dollar denominated securities or currencies) up to 100% of its total assets. In addition, the Diversified Income Strategy may invest without limit in fixed income securities of issuers that are economically tied to emerging securities markets.

The Diversified Income Strategy may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Diversified Income Strategy may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The total return sought by the Diversified Income Strategy consists of income earned on the Strategy's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.



-------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       48

-------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investment held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The Fund attempts to balance the goals of capital appreciation and preservation of capital by investing its assets at a targeted allocation of 60% to 70% in equity securities and 30% to 40% in fixed income securities. The allocation targets are intended to help moderate the impact of equity market volatility on the returns of the Fund by diversifying the Fund. Since the Fund invests a higher proportion of its assets in equity securities and a lower proportion in fixed income securities than the AZL TargetPLUS Balanced Fund, the Fund is more subject to the risks associated with the Equity Portfolio and less subject to those associated with the Fixed Income Portfolio than the AZL TargetPLUS Balanced Fund. Conversely, the Fund is less subject to the risks associated with the Equity Portfolio and more subject to those associated with the Fixed Income Portfolio than the AZL TargetPLUS Growth Fund because the AZL TargetPLUS Growth Fund allocates a still higher percentage of its assets to equity investments.

THE FUND FACES THE FOLLOWING PRINCIPAL RISKS:

O MARKET RISK: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities market generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

O ISSUER RISK: The value of a security may decline for a number of reasons that are related directly to the issuer, such as management performance, financial leverage, and reduced demand for the issuers' goods or services.

O MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment portfolio. The individual portfolio managers of each of the Fund's two Subadvisers will apply investment techniques and risk analyses in making investment decisions for their respective portion of the Fund's assets, but there can be no guarantee that they will produce the desired results.

O ALLOCATION RISK: Allocation risk refers to the possibility that the Manager could allocate assets in a manner which results in the Fund underperforming other similar funds. Because the Fund's two underlying portfolios represent different asset classes, each portfolio is subject to different levels and combinations of risk, depending on the Fund's exact asset allocation.

O LIMITED MANAGEMENT RISK: The Equity Portfolio's strategy of investing in companies according to criteria determined on or about the last business day before each Stock Selection Date prevents the Equity Portfolio from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. This investment strategy may also prevent the Fund from taking advantage of opportunities available to other similar funds.

O STRATEGY SELECTION RISK: The risk that the Manager could allocate assets in a manner that will cause the Funds to underperform other funds with similar investment objectives. The Manager may have a potential conflict of interest in allocating Fixed Income Portfolio assets between the Diversified Income Strategy and the Total Return Strategy because the subadvisory fee rate it pays to the Subadviser are different for the two strategies.

O INVESTMENT STRATEGY RISK: Certain strategies used in the Equity Portfolio involve selecting common stocks that have high dividend yields relative to other common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable


------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       49
developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

    Certain strategies involve selecting common stocks of issuers that have experienced certain rates of growth in sales and stocks that have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

    Value Line's Timeliness(TM) rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line(R). There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund's Equity Portfolio may underperform other similar investments.

O SMALL CAPITALIZATION RISK: Investing in small-capitalization companies may present additional risk because such companies have less predictable earning or no earnings, more volatile share prices, and less liquid securities than large-capitalization companies. Small-capitalization companies may live limited product lines or service offerings, shorter operating histories, less experienced management, and more limited financial resources than larger companies. Small-cap stocks may not be widely followed by the investment community, resulting in less demand and lower trading volumes.

O CONCENTRATION RISK. The Equity Portfolio invests in a limited number of securities, and the securities selected for the strategies used to manage the Equity Portfolio may be issued by companies concentrated in particular industries, including consumer products and technology. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Equity Portfolio invests may be more volatile and subject to greater risk of adverse developments that may affect many of the companies in which the Equity Portfolio invests, than a mixture of stocks of companies from a wide variety of industries. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.

O INTEREST RATE RISK: As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities ("TIPS"), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

O CREDIT RISK: The Fund could lose money if the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, or a loan of portfolio securities, is unwilling or unable to make payments of principal and/or interest in a timely manner, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. Municipal bonds are subject to the risk that litigation, legislation, or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

O HIGH YIELD RISK: Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

O LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

-------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       50

O DERIVATIVE INSTRUMENTS RISK: A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or index. Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and management risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance the Fixed Income Portfolio will engage in these transactions to reduce exposure to other risks when doing so would be beneficial.

O MORTGAGE RISK: Investing in mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a fund because the fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.

O LEVERAGING RISK: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery, or forward commitment transaction. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate or "earmark" liquid assets or otherwise cover transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. In addition, leverage may exaggerate the effect of any increase or decrease in the value of the Fund's securities.

O FOREIGN RISK: Foreign securities may experience more rapid and extreme changes in value than securities of U.S. companies, and owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes, or diplomatic developments could adversely affect the Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments. In the Equity Portfolio, all of the securities in the NYSE(R) International Target 25 Strategy, the majority of the securities in the Global Dividend Target 15 Strategy, and certain of the securities in other strategies are issued by foreign companies.

O EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign countries.

O CURRENCY RISK: Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of a hedging position, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reason, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political

--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       51
    developments in the U.S. or abroad. As a result, investment in foreign currency-denominated securities may reduce the Fund's returns.

O DIVIDEND RISK: There is no guarantee that the issuers of the stocks held by the Equity Portfolio will declare dividends in the future or that if declared, they will either remain at current levels or increase over time. Because a significant portion of the securities held by the Fixed Income Portfolio may have variable or floating interest rates, the amounts of its monthly distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease.

O LICENSE TERMINATION RISK. The Equity Portfolio relies on licenses from third parties granted to First Trust that permit the use of the intellectual property of such parties in connection with the investment strategies of the Equity Portfolio. Such licenses may be terminated by the licensors, and as a result, the Equity Portfolio may lose its ability to use the licensed name in certain investment strategies utilized by the Equity Portfolio or to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the Equity Portfolio may have to change its investment strategies.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


--------------------------------------------------------------------------------

WHO MAY WANT TO INVEST?
--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
o   Investing in long-term goals, such as retirement            o   Seeking a short-term investment
--------------------------------------------------------------- ------------------------------------------------------------
o   Seeking capital appreciation and are willing to accept      o   Investing in emergency reserves
    the higher volatility associated with investing in
    foreign stocks and bonds
--------------------------------------------------------------- ------------------------------------------------------------
o   Seeking growth of capital                                   o   Seeking safety of principal
--------------------------------------------------------------- ------------------------------------------------------------

-------------------------------------------------------------------------------
PERFORMANCE INFORMATION

The performance bar chart and table are not presented because the Fund is new and has not had a full calendar year of operations.



--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       52

--------------------------------------------------------------------------------
FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

Management Fee                                                     0.52%
Distribution (12b-1) Fees                                          0.25%
Other Expenses                                                     0.12%
                                                                   -----
Total Annual Fund Operating Expenses                               0.89%
Fee Waiver(1)                                                      0.00%
                                                                   -----
Net Annual Fund Operating Expenses(1)                              0.89%
                                                                   =====
(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to 0.89% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS
       $91                $284



-------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                    AZL(SM) VAN KAMPEN EQUITY AND INCOME FUND
--------------------------------------------------------------------------------


AZL(SM) VAN KAMPEN EQUITY AND INCOME FUND



--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Van Kampen Equity and Income Fund is to seek the highest possible income consistent with safety of principal, with long-term growth of capital as an important secondary objective.


Under normal market conditions, the Fund invests at least 65% of its total assets in income-producing equity securities. The Subadviser seeks to achieve the Fund's investment objectives by investing primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities.

The Fund emphasizes a value style of investing, seeking well-established, undervalued companies that the Fund's Subadviser believes offer the potential for income with safety of principal and long-term growth of capital. At times, the Subadviser may emphasize certain sectors. Portfolio securities are typically sold when the assessments of the Fund's Subadviser of the income or growth potential of such securities materially change.

The Fund may invest up to 15% of its total assets in REITs and up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Fund may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.

O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

O VALUE STOCKS RISK: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.

O FOREIGN AND EMERGING MARKETS RISK: Because the Fund may invest in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, may present greater risk than investing in foreign issuers generally.


o CONVERTIBLE SECURITIES RISK: The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise, and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund.


O CREDIT RISK: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.



--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

O INTEREST RATE RISK: Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.


O DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.

O INCOME RISK: Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bonds.

O CALL RISK: If interest rates fall, it is possible that issuers of callable securities held by the Fund will call or prepay their securities before their maturity dates. In this event, the proceeds from the called securities would most likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund's income and distributions to shareholders and termination of any conversion option on convertible securities.

O INDUSTRY SECTOR RISK: At times, the Fund may invest a significant portion of its assets in the securities of companies involved in the financial services sector. By focusing on a particular sector from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wider variety of sectors. Financial services companies are subject to extensive government regulation, which may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock price is especially sensitive to interest rate changes throughout the world, as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations and development of new products and structures are all likely to have a significant impact on financial services companies.

O REAL ESTATE INVESTMENTS RISK: The performance of real estate investments (REIT's) depends on the strength of real estate markets, REIT management and property management which can be affected by many factors, including national and regional economic conditions.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


--------------------------------------------------------------------------------

WHO MAY WANT TO INVEST?
---------------------------------------------------------------------- -----------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                            THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
---------------------------------------------------------------------- -----------------------------------------------------
O   Seeking a high level of income                                     O   Seeking a short-term investment
---------------------------------------------------------------------- -----------------------------------------------------
O   Seeking to grow your capital over the long-term                    O   Investing in emergency reserves
---------------------------------------------------------------------- -----------------------------------------------------
O   Able to withstand volatility in the value of the shares of the
    Fund
---------------------------------------------------------------------- -----------------------------------------------------
O   Looking for a fund that emphasizes a value style of investing and invests primarily in income-producing equity instruments and debt securities
---------------------------------------------------------------------- -----------------------------------------------------




--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       55


--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


PERFORMANCE BAR CHART AND TABLE

                           CALENDAR YEAR TOTAL RETURN


[BAR CHART GRAPHIC - 2005: 6.75%, 2006: 12.52%]


     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)

Highest (Q3, 2006)                             4.93%
Lowest (Q1, 2005)                              -1.01%
AVERAGE ANNUAL TOTAL RETURNS


                                                               ONE YEAR ENDED           SINCE
                                             INCEPTION        DECEMBER 31, 2006       INCEPTION
AZL Van Kampen Equity and Income Fund        5/3/2004              12.52%               10.69%
S&P 500 Index                                                      15.79%               11.78%
Lehman Brothers U.S. Aggregate Bond Index                           4.33%               4.17%
Russell 1000 Value Index                                           22.25%               16.91%

Based upon the recommendation of the Manager, the Fund has changed its comparative market index from the Russell 1000(R) Value Index to the S&P 500(R) Index and added the Lehman Brothers U.S. Aggregate Bond Index to provide a more appropriate market comparison. The Russell 1000(R) Value Index will be shown in the comparison of the Fund's performance during the first year following the change. However, after that, the Fund will compare its performance only to the S&P 500(R) Index while also showing the performance of the Lehman Brothers U.S. Aggregate Bond Index.


The Fund's performance is compared to the Russell 1000(R) Value Index, the S&P 500(R) Index and the Lehman Brothers U.S. Aggregate Bond Index. The Russell 1000(R) Value Index measures the performance of the certain securities found in the Russell universe with less-than-average growth orientation and low price-to-book and earnings ratios. The S&P 500(R) Index is a measure of the U.S. Stock market as a whole. The Lehman Brothers U.S. Aggregate Bond Index is a market-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees.




-------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       56

The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in its underlying securities.


--------------------------------------------------------------------------------
FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

Management Fee(1)                                                   .75%
Distribution (12b-1) Fees                                           .25%
Other Expenses                                                      .11%
                                                                    ----
Total Annual Fund Operating Expenses                               1.11%
Fee Waiver(2)                                                      0.00%
                                                                   -----
Net Annual Fund Operating Expenses (1),(2)                         1.11%
                                                                   =====

(1) The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.70% through April 30, 2008. If this voluntary fee reduction were reflected in the table, Net Annual Fund Operating Expenses would be 1.06%.

(2) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the contract prospectus for more information regarding additional fees and expenses associated with your variable contract.


--------------------------------------------------------------------------------
EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS           5 YEARS          10 YEARS
       $113               $353             $612             $1,352





--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       57

-------------------------------------------------------------------------------
RISK/RETURN SUMMARY                    AZL(SM) VAN KAMPEN GLOBAL FRANCHISE FUND
-------------------------------------------------------------------------------


AZL(SM) VAN KAMPEN GLOBAL FRANCHISE FUND



--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Van Kampen Global Franchise Fund is long-term capital appreciation.


The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Fund's Subadviser emphasizes individual stock selection and seeks to identify securities of issuers located throughout the world, including both developed and emerging market countries, that meet its investment criteria. Under normal market conditions, the Subadviser invests at least 65% of its total assets in securities of issuers from at least three different countries, which may include the United States.

The Subadviser seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable management, and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Fund is based on the Subadviser's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Subadviser relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Subadviser believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Fund may concentrate its holdings in a relatively small number of companies and but will invest less than 25% in any one industry. The Subadviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment may improve the Fund's valuation and/or quality.

The Subadviser may invest in certain derivative instruments, such as options, futures, options on futures and currency related transactions, and may use certain techniques, such as hedging, to manage the risks of investing in foreign and emerging markets. However, the Subadviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

O FOREIGN AND EMERGING MARKETS RISK: Because the Fund invests substantially in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.

O VALUE STOCKS RISK: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.



--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

O CAPITALIZATION RISK: To the extent the Fund invests significantly in mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

O FOCUSED INVESTMENT RISK: Focusing investments in a small number of issuers, industries, or regions increases risk. Funds that invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political, or regulatory occurrence may have a greater impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks. The Fund may from time to time have greater risk if it invests a substantial portion of its assets in companies in related industries, such as technology or financial and business services, that may share common characteristics and are often subject to similar business risks and regulatory burdens. The securities of companies in similar industries may react similarly to economic, market, political, or other developments.

O DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.

O NON-DIVERSIFICATION RISK: The Fund is a non-diversified fund, which means the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. As a result, the Fund may be subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of the Fund's shares.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


--------------------------------------------------------------------------------

WHO MAY WANT TO INVEST?
------------------------------------------------------------------ ---------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                        THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
------------------------------------------------------------------ ---------------------------------------------------------
O   Seeking capital appreciation over the long-term                O   Seeking safety of principal
------------------------------------------------------------------ ---------------------------------------------------------
O   Are not seeking current income from your investment            O   Investing for the short-term or investing emergency
                                                                       reserves
------------------------------------------------------------------ ---------------------------------------------------------
O   Are willing to accept the risks and uncertainties of           O Looking primarily for regular income
    investing in a portfolio of equity securities of issuers
    throughout the world, including emerging market countries
------------------------------------------------------------------ ---------------------------------------------------------
O   Can withstand the volatility in the value of your shares in the Fund
------------------------------------------------------------------ ---------------------------------------------------------
O   Investing for long-term goals, such as retirement
------------------------------------------------------------------ ---------------------------------------------------------



--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       59

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE

                           CALENDAR YEAR TOTAL RETURN


[BAR CHART GRAPHIC - 2004: 12.21%, 2005: 11.64%, 2006: 21.25%]


     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)

Highest (Q4, 2004)                             12.03%
Lowest (Q3, 2004)                              -4.77%
AVERAGE ANNUAL TOTAL RETURNS

                                                                      ONE YEAR ENDED DECEMBER
                                                  INCEPTION                  31, 2006               SINCE INCEPTION
AZL Van Kampen Global Franchise Fund              5/1/2003                    21.25%                     18.81%
MSCI World Index                                                              20.07%                     19.85%

The Fund's performance is compared to the Morgan Stanley Capital International
(MSCI) World Index, an unmanaged market capitalization-weighted equity index which monitors the performance of stocks from around the world. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.

--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       60

-------------------------------------------------------------------------------
FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

Management Fee                                                      .95%
Distribution (12b-1) Fees                                           .25%
Other Expenses                                                      .12%
                                                                    ----
Total Annual Fund Operating Expenses                               1.32%
Fee Waiver(1)                                                      0.00%
                                                                   -----
Net Annual Fund Operating Expenses(1)                              1.32%
                                                                   =====
(1) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.39% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.


--------------------------------------------------------------------------------
EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS           5 YEARS          10 YEARS
       $134               $418             $723             $1,590





--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       61

-------------------------------------------------------------------------------
RISK/RETURN SUMMARY                  AZL(SM) VAN KAMPEN GLOBAL REAL ESTATE FUND
-------------------------------------------------------------------------------


AZL(SM) VAN KAMPEN GLOBAL REAL ESTATE FUND



-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Van Kampen Global Real Estate Fund is to provide income and capital appreciation.


The Subadviser seeks a combination of current income and capital appreciation by investing primarily in equity securities of companies in the real estate industry located throughout the world, including real estate operating companies (REOCs), REITs and similar entities established outside the U.S. (foreign real estate companies). The Fund will invest primarily in companies located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets. The Subadviser's approach emphasizes a bottom-up stock selection with a top-down country allocation overlay.

The Subadviser actively manages the Fund using a combination of top-down and bottom-up methodologies. The top-down asset allocation overlay is determined by focusing on key regional criteria, which include demographic and macroeconomic considerations (for example, population, employment, household information and income). The Subadviser employs a value-driven approach to bottom-up security selection, which emphasizes underlying asset values, values per square foot and property yields. In seeking an optimal matrix of regional and property market exposure, the Subadviser considers broad demographic and macroeconomic factors as well as criteria such as space demand, new construction and rental patterns. The Subadviser generally considers selling a portfolio holding when it determines that the holding is less attractive based on a number of factors, including changes in the holding's share price, earnings prospects relative to its peers and/or business prospects.

Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities of companies in the real estate industry, including REOCs, REITs, and foreign real estate companies. The Fund will provide notice to shareholders at least 60 days prior to any change in this policy.

A company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.


-------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

O MARKET RISK: Market risk is the possibility that the market values of securities owned by the Fund will decline. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Investment in equity securities generally is affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. The industry may be more volatile and may not fluctuate in tandem with overall changes in the stock markets. Investments in fixed income or debt securities generally are affected by changes in interest rates and creditworthiness of the issuer. The prices of fixed income or debt securities tend to fall as interest rates rise, and such declines tend to be greater among securities with longer maturities.

O REAL ESTATE INVESTMENT RISK: Because of the Fund's policy of concentrating its investments in securities of companies operating in the real estate industry, the Fund is more susceptible to the risks of investing in real estate directly. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values may also be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, may also have a major impact on real estate. Changing interest rates and credit quality requirements will also affect the cash flow of real estate companies and their ability to meet capital needs. Investing in companies operating in the real estate industry also exposes investors to the way in which these real estate companies are organized and operated. In addition to investing directly in real estate, these companies may engage directly in real estate management or development activities. Operating these companies requires specialized management skills and the Fund indirectly bears the management expenses of these companies

--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       62
    along with the direct expenses of the Fund. Individual real estate companies may own a limited number of properties and may concentrate in a particular region or property type.

O FOREIGN AND EMERGING MARKETS RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as risks related to different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies. In addition, investment in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.

O NON-DIVERSIFICATION RISK: The Fund is a non-diversified fund, which means the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. As a result, the Fund may be subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of the Fund's shares.

For more information about Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

In light of the Fund's investment objectives and principal investment strategies, the Fund may be appropriate for investors who:

O   Seek to grow their capital over the long-term

O Are willing to take on the increased risks of an investment concentrated in securities of companies that operate within the same industry

O   Can withstand volatility in the value of their shares of the Fund

O Wish to add to their investment portfolio a fund that invests primarily in companies operating in the real estate industry.

An investment in the Fund is not a deposit of any bank or other insured depository institution. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency.

An investment in the Fund may not be appropriate for all investors. The Fund is not intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision about the Fund. An investment in the Fund is intended to be a long-term investment, and the Fund should not be used as a trading vehicle.


--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

The performance bar chart and table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on May 1, 2006.



--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       63

-------------------------------------------------------------------------------
FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee                                                      .90%
Distribution (12b-1) Fees                                           .25%
Other Expenses                                                      .30%
                                                                    ----
Total Annual Fund Operating Expenses                               1.45%
Fee Waiver(1)                                                      0.10%
                                                                   -----
Net Annual Fund Operating Expenses(1)                              1.35%
                                                                   =====

(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to 1.35% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the contract prospectus for more information regarding additional fees and expenses associated with your variable contract.


--------------------------------------------------------------------------------
EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS           5YEARS           10 YEARS
       $137               $449             $783             $1,727





--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                    AZL(SM) VAN KAMPEN GROWTH AND INCOME FUND
--------------------------------------------------------------------------------


AZL(SM) VAN KAMPEN GROWTH AND INCOME FUND



-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Van Kampen Growth and Income Fund is income and long-term growth of capital.


The Fund normally invests at least 65% of its total assets in income-producing equity securities, including common stocks and convertible securities although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by S&P(R) or by Moody's.

In selecting securities for investment the Fund will focus primarily on the security's potential for income and capital growth. The Fund's Subadviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. The Fund's Subadviser looks for catalysts for change that may positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company. Although focusing on larger capitalization companies, the Fund may invest in securities of small- or medium-sized companies.

The Fund may dispose of a security whenever, in the opinion of the Fund's Subadviser, factors indicate it is desirable to do so. Such factors include change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

The Fund may invest up to 15% of its total assets in REITs and up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

O MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

O SELECTION RISK: Selection risk is the risk that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

O CAPITALIZATION RISK: To the extent the Fund Invests significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

O FOREIGN AND EMERGING MARKETS RISK: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers, such as different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.

O CREDIT RISK: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.



--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

O INTEREST RATE RISK: Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

O DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments such as futures, options and options on futures, in order to hedge a portfolio security. The value of a derivative instrument is generally determined independently from the hedged security and could result in a loss to the Fund when a change in the price of the derivative does not correlate with a change in the value of the hedged security. Derivatives used for risk management may not have the intended effect and may result in losses or missed opportunities. Derivatives can increase share price volatility and those that involve leverage could magnify losses. Certain types of derivatives involve costs to the Fund that can reduce returns. The other party to a derivatives contract could default.

O REAL ESTATE INVESTMENTS RISK: The performance of real estate investments (REIT's) depends on the strength of real estate markets, REIT management and property management which can be affected by many factors, including national and regional economic conditions.

For more information about Temporary Defensive Positions and Foreign and Emerging Markets Risk, see "More About the Funds."

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


--------------------------------------------------------------------------------

WHO MAY WANT TO INVEST?
--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
O   Investing for long-term goals, such as retirement           O   Pursuing an aggressive high growth investment strategy
--------------------------------------------------------------- ------------------------------------------------------------
O   Seeking income and growth of capital                        O   Seeking a stable share price
--------------------------------------------------------------- ------------------------------------------------------------
O   Pursuing a balanced approach to investments in both         O   Investing emergency reserves
    growth and income producing securities
--------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.



--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       66

PERFORMANCE BAR CHART AND TABLE

                           CALENDAR YEAR TOTAL RETURN


[BAR CHART GRAPHIC - 2002:-14.71%, 2003: 27.46%, 2004: 13.82%, 2005: 9.24%,
 2006: 15.90%]



     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)

Highest (Q2, 2003)                             15.92%
Lowest (Q3, 2002)                             -17.75%
 AVERAGE ANNUAL TOTAL RETURNS

                                                                 ONE YEAR ENDED       FIVE YEARS ENDED
                                                 INCEPTION      DECEMBER 31, 2006    DECEMBER 31, 2006    SINCE INCEPTION
AZL Van Kampen Growth and Income Fund            5/1/2001            15.90%                9.39%               7.77%
Russell 1000 Value Index                                             22.25%                10.86%              8.66%

The Fund's performance is compared to the Russell 1000 Value Index, an unmanaged index that measures the performance of the certain securities found in the Russell universe with less-than-average growth orientation and low price-to-book and earnings ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.

--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee(1)                                                   .75%
Distribution (12b-1) Fees                                           .25%
Other Expenses(2)                                                   .09%
                                                                    ----
Total Annual Fund Operating Expenses                               1.09%
Fee Waiver(3)                                                      0.00%
                                                                   -----
Net Annual Fund Operating Expenses(1),(3)                          1.09%
                                                                   =====


(1) The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.675% on the first $100 million of assets and 0.65% on assets over $100 million through April 30, 2008. If this temporary fee reduction were included in the table, the Net Annual Operating Expenses would be lower.

(2) Other Expenses have been restated to reflect current expenses.

(3) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.


--------------------------------------------------------------------------------
EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS           5 YEARS          10 YEARS
       $111               $347             $601             $1,329



--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
MORE ABOUT THE FUNDS
--------------------------------------------------------------------------------


MORE ABOUT THE FUNDS

Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment among the Funds. The Funds have the flexibility to make portfolio investments and engage in other investment techniques that are in addition to the principal strategies discussed in this prospectus. More information on the Funds' investment strategies and risks may be found in the SAI (see back cover).

Unless otherwise indicated, any percentage limitation on a Fund's holdings which is set forth in the Risk/Return Summaries above is applied only when securities of the kind in question are purchased.

In addition to the information about the Funds in the Risk/Return Summaries, investors should consider the following information about the Funds.


--------------------------------------------------------------------------------
TEMPORARY DEFENSIVE POSITIONS

In order to meet liquidity needs or for temporary defensive purposes, each Fund may hold investments, including uninvested cash reserves, that are not part of its main investment strategy. Each of the Funds, except the Money Market Fund, may invest for temporary defensive purposes up to 100% of its total assets in money market instruments, including short-term debt securities issued by the U.S. Government and its agencies and instrumentalities, domestic bank obligations, commercial paper or in repurchase agreements secured by bank instruments (with regard to Funds that invest in foreign securities, such investments may include those of foreign governments and companies). In addition, each Fund may hold equity securities which in the Subadviser's opinion are more conservative than the types of securities in which the Fund typically invests. To the extent the Funds are engaged in temporary or defensive investments, a Fund may not achieve its investment objective.


--------------------------------------------------------------------------------
FOREIGN AND EMERGING MARKETS RISK

The Funds which can invest in securities of foreign issuers may be subject to risks not usually associated with owning securities of U.S.
issuers. These risks include:

O the lack of, or less stringent, uniform accounting, auditing and financial reporting standards;

O    changes in currency exchange rates;

O nationalization, confiscation, difficulties enforcing contracts or foreign withholding taxes;

O political instability and diplomatic developments that could adversely affect a Fund's investments;

O less government oversight of foreign stock exchanges, brokers and listed companies;

O less liquidity due to lower trading volumes of foreign markets, which may increase price volatility;

O foreign trading practices (including higher trading commissions, higher custodial charges and delayed settlements);

O    less publicly available information about foreign companies; and

O negative effect on the value of a Fund's investments due to fluctuations in the exchange rates between the U.S. dollar and foreign currencies. Foreign currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

In addition, those Funds which can invest in foreign emerging markets are subject to greater risk than those affecting foreign issuers generally. Emerging market countries often have political, legal and economic systems that are less developed and less stable than those of more developed nations, making such investments less liquid and more volatile.

--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
FUND MANAGEMENT
--------------------------------------------------------------------------------


FUND MANAGEMENT


--------------------------------------------------------------------------------
THE MANAGER

Allianz Life Advisers, LLC serves as the Manager for the Funds pursuant to the terms of an investment management agreement. The Manager has signed subadvisory agreements or portfolio management agreements ("Subadvisory Agreements") with various Subadvisers for portfolio management functions for the Funds. The Subadvisers manage the portfolio securities of the Funds and provide additional services including research, selection of brokers and similar services. The Manager compensates the Subadvisers for their services as provided in the Subadvisory Agreements. A discussion of the Board of Trustees' basis for approving the Funds' Investment Management Agreement with the Manager and the Subadvisory Agreements with the subadvisers is available in the Funds' Annual Reports for the year ended December 31, 2006, except with regards to the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund which are new and have not yet issued an Annual Report. For these new Funds, this discussion will be available in the semiannual reports for the period ended June 30, 2007.


The Manager has entered into an agreement with the First Trust Advisors L.P. whereby the Manager and certain of its affiliates will be prohibited from using, or causing another party to use, investment methodologies that are substantially similar to those described in this prospectus for the Equity Portfolios of the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund to manage any fund and the word "Target" to label an investment methodology in the event the Manager or the Funds fail to renew the Subadvisory Agreement with First Trust Advisors L.P. or if any portion of the assets of the Equity Portfolio of any or all of the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and/or AZL TargetPLUS Moderate Fund are placed under the management of the Manager or another asset manager.

The Manager was established as an investment adviser by Allianz Life Insurance Company of North America in April 2001. The Manager does not provide investment advice with regard to selection of individual portfolio securities, but rather evaluates and selects subadvisers for the Trust, subject to the oversight of the Board of Trustees. The Manager currently acts as Manager of all of the Funds of the Trust, which as of December 31, 2006, had aggregate assets of $7.87 billion. The Manager monitors and reviews the activities of each of the Subadvisers. In addition, the Manager constantly evaluates possible additional or alternative subadvisers for the Trust. Currently, the Manager's only client other than the Trust is the Allianz Variable Insurance Products Fund of Funds Trust.


The Manager's address is 5701 Golden Hills Drive, Minneapolis,
Minnesota 55416.


--------------------------------------------------------------------------------
THE SUBADVISERS OF THE FUNDS

------------------------------------------------------------------------------------ --------------------------------
SUBADVISER                                                                           FUND(S)
------------------------------------------------------------------------------------ --------------------------------
A I M CAPITAL MANAGEMENT, INC. ("AIM"), is located at 11 Greenway Plaza Suite 100,   AZL AIM International Equity Fund
Houston, Texas 77046-1173. AIM has acted as an
investment advisor since its organization in 1976 and advises together with its affiliates, over 200 investment portfolios. Assets under management by AIM and its affiliate as of December 31, Fund 2006 were $149 billion.
------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------
DAVIS SELECTED ADVISERS, L.P. ("DAVIS"), is located at 2949                          AZL Davis NY Venture Fund
East Elvira Road, Suite 101, Tucson, Arizona 85706.
Davis is controlled by its general partner, Davis Investments, LLC. Davis
Investments, LLC is a holding company with no business operations. Davis
Investments, LLC is controlled by Christopher Davis as sole member. Christopher
Davis's principal business over the last five years has been portfolio manager.
Davis has been providing investment advice since 1969. As of
December 31, 2006, Davis managed $98 billion in assets.
------------------------------------------------------------------------------------ --------------------------------

--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

------------------------------------------------------------------------------------ --------------------------------
SUBADVISER                                                                           Fund(s)
------------------------------------------------------------------------------------ --------------------------------

                                                                                     AZL TargetPLUS Balanced Fund
FIRST TRUST ADVISORS L.P. ("FIRST TRUST"), is located at 1001                        (Equity Portfolio only)
Warrenville Road, Suite 300, Lisle, Illinois 60532.  First
Trust and First Trust Portfolios L.P., an affiliate of First Trust, were             AZL TargetPLUS Growth Fund
established in 1991 and at December 31, 2006, had approximately $28.56 billion in    (Equity Portfolio only)
assets under management and supervision, of which approximately $1.693 billion was
invested in trusts serving as underlying funds for variable annuity and insurance    AZL TargetPLUS Moderate Fund
contracts.                                                                           (Equity Portfolio only)

------------------------------------------------------------------------------------ --------------------------------
FOUNDERS ASSET MANAGEMENT LLC ("FOUNDERS"), is a wholly-owned subsidiary of
Dreyfus Service Corporation, which is a wholly-owned subsidiary of Dreyfus. The
Founders corporate offices are located at 210 University Boulevard,
Suite 800, Denver, Colorado 80206. Founders and its
predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser or subadviser to other investment companies.

On December 4, 2006, Mellon Financial Corporation and The Bank of New York             AZL Dreyfus Founders Equity Growth Fund
Company, Inc. announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation.
As part of this transaction, Founders, the Funds' Subadviser, currently an indirect wholly-owned subsidiary of Mellon Financial Corporation, would become an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The transaction is subject to certain regulatory approvals and the approval of
The Bank of New York Company, Inc.'s and Mellon Financial Corporation's
shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial
Corporation and The Bank of New York Company, Inc. expect the transaction to be completed in the third quarter of 2007.
------------------------------------------------------------------------------------ --------------------------------
FRANKLIN ADVISORY SERVICES, LLC ("FRANKLIN"), One Parker                             AZL Franklin Small Cap Value Fund
Plaza, Ninth Floor, Fort Lee, New Jersey 07024,
is the Fund's investment Subadviser, and was founded in 1947. Together, as of
January 31, 2006, Franklin and its affiliates had over $552.9 billion in assets under management.
------------------------------------------------------------------------------------ --------------------------------
PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO"), is located at                   AZL PIMCO Fundamental
840 Newport Center Drive, Newport Beach, CA 92660.                                   IndexPLUS Total Return Fund*
Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual
clients and to mutual funds. As of December 31, 2006, PIMCO had $667.8 billion
in assets under management.                                                          AZL TargetPLUS Balanced Fund
                                                                                     (Fixed Income Portfolio)

  *  SUB-SUBADVISER WITH REGARDS ONLY TO THE AZL PIMCO FUNDAMENTAL INDEXPLUS         AZL TargetPLUS Growth Fund
     TOTAL RETURN FUND: RESEARCH AFFILIATES, LLC, a California limited               (Fixed Income Portfolio)
     liability company, is located at 155 N. Lake Ave., Suite 900, Pasadena, CA
     91101.  As of December 31, 2006, Research Affiliates, LLC had $18.2             AZL TargetPLUS Moderate Fund
     billion in assets under management.                                             (Fixed Income Portfolio)
------------------------------------------------------------------------------------ --------------------------------
PRUDENTIAL INVESTMENT MANAGEMENT, INC. ("PIM"), is located at Two
Gateway Plaza Center, Newark, New Jersey, 07102. PIM is a direct,                    AZL Money Market Fund
wholly owned subsidiary of Prudential Asset Management Holding Company, which in turn is a wholly owned subsidiary of Prudential Financial, Inc.
As of December 31, 2006 PIM's assets under management were $403 billion.
------------------------------------------------------------------------------------ --------------------------------

--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

------------------------------------------------------------------------------------ --------------------------------
SUBADVISER                                                                           Fund(s)
------------------------------------------------------------------------------------ --------------------------------
VAN KAMPEN ASSET MANAGEMENT ("VKAM"), is a wholly-owned subsidiary of Van Kampen     AZL Van Kampen Equity and Income Fund
Investments Inc. ("Van Kampen") and was founded in 1927. Van Kampen, together
with its affiliated asset management companies, had approximately $492 billion       AZL Van Kampen Global Franchise Fund
under management or supervision as of December 31, 2006. Van Kampen is a
wholly-owned subsidiary of MSAM Holdings II, Inc. which is a wholly-owned            AZL Van Kampen Global Real Estate Fund
subsidiary of Morgan Stanley. The offices of Van Kampen Asset Management
are located at 1221 Avenue of the Americas, New York, NY 10020.                      AZL Van Kampen Growth and
                                                                                     Income Fund

------------------------------------------------------------------------------------ --------------------------------

--------------------------------------------------------------------------------

THE PORTFOLIO MANAGERS OF THE FUNDS


AZL AIM INTERNATIONAL EQUITY FUND

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund: Shuxin Cao, portfolio manager, has been responsible for the Fund since 2003 and has been associated with AIM and/or its affiliates since 1997. Jason T. Holzer, senior portfolio manager, has been responsible for the Fund since 2002 and has been associated with AIM and/or its affiliates since 1996. Clas G. Olsson, (lead portfolio manager with respect to the Fund's investments in Europe and Canada), senior portfolio manager, has been responsible for the Fund since 2002 and has been associated with AIM and/or its affiliates since 1994. Barrett K. Sides, (lead portfolio manager with respect to the Fund's investments in Asia Pacific and Latin America), senior portfolio manager, has been responsible for the Fund since 2002 and has been associated with AIM and/or its affiliates since 1990. Matthew W. Dennis, portfolio manager, has been responsible for the Fund since 2003 and has been associated with AIM and/or its affiliates since 2000. From 1996 to 2000, he was an equity strategist with ABN AMRO.

The lead managers generally have final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead managers may perform these functions, and the nature of these functions, may change from time to time.

They are assisted by AIM's Asia Pacific/Latin America and Europe/Canada Teams which may be comprised of portfolio managers, research analysts and other investment professionals of AIM. Team members provide research support and make securities recommendations with respect to the Fund but do not have any day-to-day management responsibilities with respect to the Fund. Members of the team may change from time to time.

AZL DAVIS STATENY VENTURE FUND

The  portfolio  managers  of the Fund are  Christopher  C. Davis and  Kenneth C.
Feinberg, who together serve as portfolio manager for a number of large cap value equity and financial stock portfolios at the Subadviser. They are the persons primarily responsible for investing the Fund's assets on a daily basis. Mr. Davis has over 15 years experience in investment management and securities research. He joined the Subadviser in 1989. Mr. Feinberg joined the Subadviser in 1994.

AZL DREYFUS FOUNDERS EQUITY GROWTH FUND


John B. Jares is the portfolio manager of the Fund. Mr. Jares, a Chartered Financial Analyst, is a portfolio manager at The Boston Company Asset Management, LLC, an affiliate of Founders, where he has been employed since July 2006. He has also been employed by Founders since 2001. He was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to November 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.


AZL FRANKLIN SMALL CAP VALUE FUND

William J. Lippman is the Lead portfolio manager of the Fund. Mr. Lippman is President and portfolio manager of the Subadviser. He joined Franklin in 1988 and currently manages several retail and insurance funds. He is a member of the


--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       72

Franklin Institutional Small Cap Value Equity Management team. In addition, he is President and Trustee of Franklin Managed Trust and President of Franklin Value Investors Trust.

Bruce Baughman is Backup portfolio manager of the Fund. He is senior vice president and portfolio manager of the Subadviser. He joined Franklin in 1988. Mr. Baughman is part of a team that manages several equity funds, including Franklin Balance Sheet Investment Fund and Franklin MicroCap Value Fund, where he is Lead Manager. He is also a member of the Franklin Institutional Small Cap Value Equity Team.

Margaret McGee is Backup portfolio manager of the Fund. She is Vice President and portfolio manager of the Subadviser. Ms. McGee joined Franklin in 1988 and currently co-manages several mutual funds. She is a member of the Franklin Institutional Small Cap Value Equity Team.

Don Taylor is Backup portfolio manager of the Fund. He is senior vice president and portfolio manager of the Subadviser. Mr. Taylor joined Franklin in 1996. He is part of a team that manages several equity funds, including Franklin Rising Dividends Fund and Franklin Rising Dividends Securities Fund, where he is Lead Manager. Mr. Taylor is also a member of the Franklin Institutional Small Cap Value Equity Team.

AZL MONEY MARKET FUND

Joseph M. Tully is Managing Director and head of PIM's Money Markets team, overseeing PIM's taxable and tax-exempt money market portfolios. Joe has 17 years of experience managing short-term fixed income investments as well as extensive background as a credit analyst of domestic and foreign banks. Prior to joining Prudential Financial in 1987, Mr. Tully worked for Merrill Lynch Asset Management as portfolio manager and senior bank credit analyst. Previously, he was an assistant national bank examiner for the Office of the Comptroller of the Currency.

AZL PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND

The Fund is managed by William H. Gross, Managing Director, Chief Investment Officer and a founding partner of PIMCO. He has been the portfolio manager since the Fund's inception in May of 2005. He has also managed the PIMCO StocksPLUS Fund since January of 1998 and the PIMCO StocksPLUS Total Return Fund since its inception in June of 2002. He has 36 years of investment experience.

AZL TARGETPLUS BALANCED FUND,
AZL TARGETPLUS MODERATE FUND, AND
AZL TARGETPLUS GROWTH FUND
THE EQUITY PORTFOLIO:
         No one individual is primarily responsible for portfolio management decisions for the Equity Portfolio of the Funds. Investments are made under the direction of an investment committee (the "First Trust Investment Committee"). Robert F. Carey, CFA, Roger F. Testin, CFA, Jon
         C. Erickson, CFA, David G. McGarel, CFA, and Daniel J. Lindquist, CFA, comprise the First Trust Investment Committee of First Trust that is responsible for the day-to-day management of each Fund.

         Mr. Lindquist rejoined First Trust in April 2004 after serving as Chief Operating Officer of Mina Capital Management LLC from January 2004 to April 2004 and Samaritan Asset Management Services, Inc. from April 2000 to January 2004 and is a Senior Vice President of First Trust and a Senior Vice President of First Trust Portfolios L.P. ("FTP"). Mr. Lindquist is Chairman of the First Trust Investment Committee and presides over First Trust Investment Committee meetings.

         Mr. Carey has been with First Trust since 1991 and is the Chief Investment Officer and Senior Vice President of First Trust and Senior Vice President of FTP. As First Trust's Chief Investment Officer, Mr. Carey consults with the First Trust Investment Committee on market conditions and First Trust's general investment philosophy.

         Mr. Erickson has been with First Trust since 1994 and is a Senior Vice President of First Trust and a Senior Vice President of FTP. As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies.

         Mr. McGarel has been with First Trust since 1997 and is a Senior Vice President of First Trust and a Senior Vice

--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                      73

         President of FTP. As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies.

         Mr. Testin has been a Senior Vice President of First Trust since August 2001. Prior to joining First Trust, Mr. Testin was an analyst for Dolan Capital Management. As the head of First Trust's Portfolio Management Group, Mr. Testin is responsible for executing the instructions of the Strategy Research Group and Equity Research Group for the Funds' portfolios.


THE FIXED INCOME PORTFOLIO:
         DIVERSIFIED INCOME STRATEGY:
         CURTIS  MEWBOURNE.  Mr.  Mewbourne  is an  Executive  Vice  President,
         portfolio manager and Co-Head of the Emerging Markets portfolio management team. Mr. Mewbourne has over 14 years of trading experience in Credit Markets. He began his career in finance at Lehman Brothers in 1992 as a market maker for Emerging Market debt. Prior to joining PIMCO in 1999, Mr. Mewbourne ran Salomon Brothers Emerging Market trading desk in London. Mr. Mewbourne manages various portfolios and CDOs in Total Return and Credit strategies including Global Investment Grade, High Yield, and Emerging Markets. Mr. Mewbourne holds an
         Engineering degree in Computer Science from the University of Pennsylvania.


         TOTAL RETURN STRATEGY:


         CHRIS DIALYNAS. Mr. Dialynas is a Managing Director, portfolio manager, and a senior member of PIMCO's investment strategy group. He joined PIMCO in 1980. Mr. Dialynas has written extensively and lectured on the topic of fixed income investing. He served on the Editorial Board of The Journal of Portfolio Management and was a member of Fixed Income Curriculum Committee of the Association for Investment Management and Research. He has twenty-five years of investment experience and holds a bachelor's degree in economics from Pomona College, and holds an MBA in finance from The University of Chicago Graduate School of Business.


         MANAGER ALLOCATION: As described under the Risk/Return Summary, under normal market conditions the Manager may allocate the Fund's assets between the Fund's Equity Portfolio and Fixed Income Portfolio within a certain range for each portfolio. However, this does not restrict the Manager from allocating assets outside of this range when the Manager considers it appropriate. Furthermore, the Manager, may allocate from 0% to 100% of the Fund's assets allocated to the Fixed Income Portfolio between the Diversified Income Strategy and the Total Return Strategy.

         Jeffrey W. Kletti is the portfolio manager for the Manager who determines the allocations among and between the Equity Portfolio and the Fixed Income Portfolio as well as between the two strategies underlying the Fixed Income Portfolio. Mr. Kletti is a Chartered Financial Analyst and joined Allianz Life Insurance Company of North America, the parent of the Manager, in 2000. Mr. Kletti served as senior vice president of the Manager from its inception in 2001 until he was elected its president in 2005. Previously, Mr. Kletti held positions with Fortis Financial Group, IAI Mutual Funds, and Kemper Financial Services.

AZL VAN KAMPEN EQUITY AND INCOME FUND

The Fund is managed by the Subadviser's Equity Income team. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are James A. Gilligan, Steven Kreider, and Mark Laskin, each a Managing Director of the Subadviser, James O. Roeder, Thomas B. Bastian and Gerhardt Herbert, each an Executive Director of the Subadviser, and Sergio Marcheli, a Vice President of the Subadviser.

Messrs. Gilligan and Kreider are the lead portfolio managers of the Fund. Each member is responsible for specific sectors, except Mr. Marcheli who aids in providing research in all sectors as needed. Mr. Marcheli also manages the cash position in the Fund. All team members are responsible for the day-to-day management of the Fund and Messrs. Gilligan and Kreider are responsible for the execution of the overall strategy of the Fund.

The composition of the team may change without notice from time to time. See below for more information about the portfolio managers.



--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       74

AZL VAN KAMPEN GLOBAL FRANCHISE FUND

The Fund's portfolio is managed within the Subadviser's Global Franchise team. The current members of the team include Hassan Elmasry, Managing Director of the Subadviser, Paras Dodhia and Michael Allison, Vice Presidents of the Subadviser, and Jayson Vowles, Analyst of the Subadviser.

Mr. Elmasry is the lead portfolio manager of the Global Franchise strategy and has 20 years' investment experience. He is supported by Michael Allison, Paras Dodhia and Jayson Vowles, the strategy's dedicated portfolio managers. Messrs. Allison, Dodhia and Vowles have 7, 5 and 4 years of investment experience respectively. As lead portfolio manager, Mr. Elmasry has ultimate responsibility for stock selection and portfolio construction.

See below for more information about the portfolio managers.

AZL VAN KAMPEN GLOBAL REAL ESTATE FUND


The Fund's assets are managed within the Real Estate Team. The members of the team who are currently responsible for the day-to-day management of the Fund are Theodore R. Bigman, Michael te Paske and Sven van Kemenade, each a Managing Director of the Subadviser, and Angeline Ho, Executive Director of the Subadviser. Together, the team determines the investment strategy, establishes asset-allocation frameworks and directs the implementation of investment strategy.


See below for more information about the portfolio managers.

AZL VAN KAMPEN GROWTH AND INCOME FUND


The Fund's portfolio is managed within Van Kampen's Equity Income team. Current members of the team include James Gilligan, who is the Fund's lead portfolio manager, a Managing Director of Van Kampen, James Roeder, Mark Laskin and Thomas Bastian, Executive Directors of Van Kampen, and Sergio Marcheli, a Vice President of Van Kampen.


Each member is responsible for specific sectors, with the exception of Sergio Marcheli. All team members are responsible for the day-to-day management of the Fund and James Gilligan is responsible for the execution of the overall strategy of the Fund.

The composition of the team may change without notice from time to time. See below for more information about the portfolio managers.

THE VAN KAMPEN PORTFOLIO MANAGERS:

o Michael Allison has worked for the Subadviser since 2000 and has managed the AZL Van Kampen Global Franchise Fund since February 2005.

o Thomas Bastian has worked for the Subadviser since 2003 and joined the team managing the AZL Van Kampen Equity and Income Fund in 2003 and has managed the AZL Van Kampen Growth and Income Fund since 2003. Prior to that, he was a portfolio manager at Eagle Asset Management from 1999 to 2003.

o Theodore R. Bigman has worked for the Subadviser since 1995 and has been managing the AZL Van Kampen Global Real Estate Fund since 2006.

o Paras Dodhia has worked for the Subadviser since 2002 and has managed the AZL Van Kampen Global Franchise Fund since 2002. Prior to 2002, Mr. Dodhia was an Equity Analyst for JP Morgan Chase.

o Hassan Elmasry, has worked for the Subadviser since 1995 and has managed the AZL Van Kampen Global Franchise Fund since April 2002.

o James Gilligan has worked for the Subadviser since 1985 and joined the team managing the AZL Van Kampen Equity and Income Fund in 1990 and has managed the AZL Van Kampen Growth and Income Fund since 2001.

o Gerhardt Herbert has worked for the Subadviser since 1994 and joined the team managing the AZL Van Kampen Equity and Income Fund in 2005. Prior to 2005, Mr. Herbert worked in an investment management capacity with the Subadviser.

o Angeline Ho has worked for the Subadviser since 1997 and has been managing the AZL Van Kampen Global Real Estate Fund since 2006.

o Sven van Kemenade has worked for the Subadviser since 1997 and has been managing the AZL Van Kampen Global Real Estate Fund since 2006.

--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       75

o Steven Kreider has worked for the Subadviser since February 1998 and began managing both the AZL Equity and Income Fund and the AZL Growth and Income Fund in April 2007.

o Mark Laskin has worked for the Subadviser since October 2000 and began managing both the AZL Equity and the AZL Growth and Income Fund in January 2007.

o Sergio Marcheli has worked for the Subadviser since 2002 and joined the team managing the AZL Van Kampen Equity and Income Fund in 2003 and has managed the AZL Van Kampen Growth and Income Fund since 2003. From 2002-2003, Mr. Marcheli worked in an investment management capacity with the Subadviser and prior to that, he worked in a marketing capacity for an affiliate of the Subadviser.

o Michael te Paske has worked for the Subadviser since 1997 and has been managing the AZL Van Kampen Global Real Estate Fund since 2006.

o James O. Roeder has worked for the Subadviser since 1999 and joined the team managing the AZL Van Kampen Equity and Income Fund in 1999 and has managed the AZL Van Kampen Growth and Income Fund since 2001.

o Jayson Vowles has worked for the Subadviser since 2003 and has managed the AZL Van Kampen Global Franchise Fund since 2003. Prior to 2003, Mr. Vowles worked for Goldman Sachs International from 2001 to 2003 as an associate, modeling fixed income derivatives.



--------------------------------------------------------------------------------
MORE INFORMATION ABOUT FUND MANAGEMENT

The Manager, and PIMCO are subsidiaries of Allianz SE (formerly Allianz AG), one of the world's largest insurance and financial services companies. On October 13, 2006, Allianz AG, which was previously an "Aktiengesellschaft" or German Stock Corporation, changed its legal form into a "Societas Europaea" (SE) or European Stock Corporation, while maintaining its legal identity as the surviving corporation. Allianz SE is headquartered in Munich, Germany and has operations in more than 70 countries. As of December 31, 2006, Allianz SE had assets under management of more than $1 trillion. In North America, Allianz
SE subsidiaries are engaged in the life insurance, property casualty insurance, broker-dealer, banking, investment adviser, and mutual fund businesses.

The SAI has more detailed information about the Manager, the Subadvisers and other service providers. The SAI also provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds.


--------------------------------------------------------------------------------
DUTIES OF THE MANAGER AND SUBADVISERS


Within the scope of an investment program approved by the Board of Trustees, the Manager oversees the AZL Funds and the selection of Subadvisers and advises on the Funds' investment policies. The Subadvisers determine which securities are bought and sold, and in what amounts. The Manager is also responsible for allocation of assets between the Equity Portfolio and Fixed Income Portfolio and between the Diversified Income Strategy and the Total Return Strategy within the Fixed Income Portfolio for the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund. However, the Subadvisers determine which securities are bought and sold, and in what amounts, for each of those portfolios and strategies. The Manager continuously monitors the performance of various investment management organizations, including the Subadvisers, and generally oversees the services provided to Allianz VIP Funds by its administrator, custodian and other service providers. Further information about the Subadvisers is included in the SAI.


The Manager is paid a fee as set forth under "Fees" below, by the Fund for its services, which includes any fee paid to the Subadviser.

Each of these Funds and the Manager, under an order received from the Securities and Exchange Commission ("SEC") on September 17, 2002, may enter into and materially amend agreements with Subadvisers without obtaining shareholder approval. This type of structure is commonly known as a "Manager of Managers" structure. For any Fund that is relying on the order, the Manager may:

O   hire one or more subadvisers;

O   change subadvisers; and

O   reallocate management fees between itself and subadvisers.



--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       76

The Manager continues to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Subadvisers and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from:

O   its shareholders; or

O the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated subadviser without that agreement, including the compensation to be paid under it, being similarly approved except as may be permitted by applicable law.

POTENTIAL MATERIAL CONFLICT OF INTEREST


Actual or apparent conflicts of interest may arise for the Manager related to its discretion over the allocation of assets for the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund (the "Multi-Manager Funds").


As described under the Risk/Return Summary, under normal market conditions the Manager may allocate the Funds' assets between each of the Funds' Equity Portfolios and Fixed Income Portfolios within a certain range for each portfolio. However, this does not restrict the Manager from allocating assets outside of this range when the Manager considers it appropriate. Furthermore, the Manager, may allocate from 0% to 100% of each of the Funds' assets allocated to the Fixed Income Portfolio between the Diversified Income Strategy and the Total Return Strategy.

The Manager receives a management fee for the services provided and expenses assumed for each Fund, including each of the Multi-Manager Funds. Also for each Multi-Manager Fund, the Manager pays each Subadviser a subadvisory fee based on the assets allocated to each Subadviser out of the management fees it receives. The amount of the subadvisory fee differs between the Equity Portfolio (subadvised by First Trust Advisors L.P.) and the Fixed Income Portfolio (subadvised by Pacific Investment Management Company LLC). Furthermore, the subadvisory fees the Manager pays to the Subadviser of the Fixed Income Portfolio differ between the Diversified Income Strategy and the Total Return Strategy. These differences may create an incentive for the Manager to consider the impact on net revenues the Manager will receive in allocating among and between the Equity Portfolio and Fixed Income Portfolio and among and between the Diversified Income Strategy and the Total Return Strategy of the Fixed Income Portfolio.


--------------------------------------------------------------------------------
PAYMENTS TO AFFILIATED INSURANCE COMPANIES

Currently, the Funds are available as underlying investment options of variable annuity contracts and variable life insurance policies (the "Products") offered by Allianz Life Insurance Company of North America and its affiliates (the "Affiliated Insurance Companies"), which are also affiliates of the Manager. In addition to the Funds, these products include other funds for which the Manager is not the investment manager (the "Nonproprietary Funds"). The Affiliated Insurance Companies may receive payments from the sponsors of the Nonproprietary Funds as a result of including them as investment options in the Products. Similarly, the Affiliated Insurance Companies are allocated resources, including revenue earned by the Manager for providing investment management and other services to the Funds, as a result of including the Funds in the Products. The amount of payments from Nonproprietary Funds or allocations of resources from the Manager varies, and may be significant and may create an incentive for the Affiliated Insurance Companies regarding its decision of which funds to include in the Products.

OTHER ADMINISTRATIVE SERVICES

The Affiliated Insurance Companies provide administrative and other services to the contract and policy owners on behalf of the funds, including the Funds and the Nonproprietary Funds, that are available under the Products. The Affiliated Insurance Companies may receive payment for these services.


--------------------------------------------------------------------------------
TRANSFER SUPPORTED FEATURES OF CERTAIN ANNUITY CONTRACTS

The Funds may be offered under certain variable annuities that have guaranteed value or benefit features that are supported by automatic transfers between investment choices available under the product (the "Transfer Supported Features"). If the Transfer Supported Features are available to you, they are described in the prospectus for your variable annuity contract. These features may be known as the Guaranteed Account Value Benefit, Guaranteed Principal Value Benefit, the PRIME Plus Benefit, the Lifetime Plus Benefit or another name. Under the Transfer Supported Features,



--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       77
contract values are rebalanced periodically. This rebalancing can cause a fund, including the Funds, to incur transactional expenses as it buys or sells securities to manage asset inflows or outflows. Also, large outflows from a fund may increase expenses attributable to the assets remaining in the fund. These increased expenses can have an adverse impact on the performance of an affected fund and on contract or policy owners who have assets allocated to it. Even if you do not participate in the Transfer Supported Programs you may be impacted if you allocate assets to a fund, including the Funds, that is affected by transfers under the Transfer Supported Features.


--------------------------------------------------------------------------------
MANAGEMENT FEES

Each Fund paid the Manager a fee for advisory services (including subadvisory fees) during 2006 at the annual rate shown on the following table, before and after fee waivers:


                                                        PERCENTAGE OF AVERAGE          PERCENTAGE OF AVERAGE
                                                      NET ASSETS AS OF 12/31/06      NET ASSETS AS OF 12/31/06
                                                          BEFORE FEE WAIVERS             AFTER FEE WAIVERS
------------------------------------------------------ ------------------------ --------------------------------
AZL AIM International Equity Fund                              0.90%                          0.90%
------------------------------------------------------ ------------------------ --------------------------------
------------------------------------------------------ ------------------------ --------------------------------
AZL Davis NY Venture Fund                                      0.75%                          0.75%
------------------------------------------------------ ------------------------ --------------------------------
------------------------------------------------------ ------------------------ --------------------------------
AZL Dreyfus Founders Equity Growth Fund                        0.79%                          0.79%
------------------------------------------------------ ------------------------ --------------------------------
------------------------------------------------------ ------------------------ --------------------------------
AZL Franklin Small Cap Value Fund                              0.75%                          0.75%
------------------------------------------------------ ------------------------ --------------------------------
------------------------------------------------------ ------------------------ --------------------------------
AZL Money Market Fund                                          0.35%                          0.35%
------------------------------------------------------ ------------------------ --------------------------------
------------------------------------------------------ ------------------------ --------------------------------
AZL PIMCO Fundamental IndexPLUS Total Return Fund              0.75%                          0.75%
------------------------------------------------------ ------------------------ --------------------------------
------------------------------------------------------ ------------------------ --------------------------------
AZL TargetPLUS Balanced Fund                                   N/A(1)                        N/A(1)
------------------------------------------------------ ------------------------ --------------------------------
------------------------------------------------------ ------------------------ --------------------------------
AZL TargetPLUS Growth Fund                                     N/A(1)                        N/A(1)
------------------------------------------------------ ------------------------ --------------------------------
------------------------------------------------------ ------------------------ --------------------------------
AZL TargetPLUS Moderate Fund                                   N/A(1)                        N/A(1)
------------------------------------------------------ ------------------------ --------------------------------
------------------------------------------------------ ------------------------ --------------------------------
AZL Van Kampen Equity and Income Fund                          0.75%                          0.72%
------------------------------------------------------ ------------------------ --------------------------------
------------------------------------------------------ ------------------------ --------------------------------
AZL Van Kampen Global Franchise Fund                           0.95%                          0.95%
------------------------------------------------------ ------------------------ --------------------------------
------------------------------------------------------ ------------------------ --------------------------------
AZL Van Kampen Global Real Estate Fund                         0.90%                          0.78%
------------------------------------------------------ ------------------------ --------------------------------
------------------------------------------------------ ------------------------ --------------------------------
AZL Van Kampen Growth and Income Fund                          0.75%                          0.69%
------------------------------------------------------ ------------------------ --------------------------------

(1) The Funds commenced operations after December 31, 2006. Management fees payable on an annual basis as a percentage of the Fund's net assets to the Manager, which include amounts payable to the Subadviser, are 0.52% for each of the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund.




-------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       78

--------------------------------------------------------------------------------
FUND MANAGEMENT
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
LEGAL PROCEEDINGS

As of May 1, 2007 the Manager is not aware of any material pending legal proceedings, other than routine litigation incidental to the conduct of their respective businesses, to which the Funds, the Manager or the principal underwriter is a party. However, some of the Subadvisers currently are the subject of investigations or proceedings which relate to their management of other mutual funds. Brief descriptions thereof are set forth below. Terms that are defined in the following legal proceedings apply only to the sections in which they appear. Such proceedings would be material only to the extent that they are likely to have a material adverse effect on the ability of the Subadviser to perform its agreement with the Manager.

A I M CAPITAL MANAGEMENT, INC.

To the best of its knowledge, the Subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.

DAVIS SELECTED ADVISERS, L.P.

To the best of its knowledge, the Subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.

THE DREYFUS CORPORATION

To the best of its knowledge, the Subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.

FIRST TRUST ADVISORS L.P.

To the best of its knowledge, the Subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.

FRANKLIN ADVISORY SERVICES, LLC

This response is on behalf of Franklin Advisory Services, LLC ("FAS, LLC"), a wholly-owned subsidiary of Franklin/Templeton Distributors, Inc. ("FTDI"), which is a wholly-owned subsidiary of Franklin Resources, Inc. This response is limited to material investment management related matters from August 2003 to August 18, 2006 and does not include routine matters in the ordinary course of business, if any. In addition to the matters identified below, from time to time Franklin Resources, Inc. and certain of its subsidiaries (together the "Company") may receive requests for documents or other information from governmental authorities or regulatory bodies or also may become the subject of governmental or regulatory investigations and/or examinations.

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, the Company, as well as certain current or former executives and employees of the Company, received subpoenas and/or requests for documents, information and/or testimony. The Company and its current employees provided documents and information in response to those requests and subpoenas.

Beginning in August 2004, the Company entered into settlements with certain regulators investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters described below is in the best interest of the Company and shareholders of the Franklin Templeton mutual funds (the "Funds").

On August 2, 2004, Franklin Resources, Inc. announced that its subsidiary, Franklin Advisers, Inc. ("FAV"), reached an agreement with the SEC that resolved the issues resulting from an SEC investigation into market timing activity. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and Sections 9(b) and 9(f) of the Investment Company Act of 1940, Making Findings and Imposing Remedial Sanctions and a Cease-and- Desist Order" (the "Order"). The SEC's Order concerned the activities of a limited number of third parties that ended in 2000 and those that were the subject of the first Massachusetts administrative complaint described below.



-------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

Under the terms of the SEC's Order, pursuant to which FAV neither admitted nor denied any of the findings contained therein, FAV agreed to pay $50 million to be distributed to shareholders of certain of the Funds, of which $20 million was a civil penalty.


The Order required FAV to, among other things:
o Enhance and periodically review compliance policies and procedures, and establish a corporate ombudsman;
o Establish a new internal position whose responsibilities shall include compliance matters related to conflicts of interests; and
o Retain an independent distribution consultant to develop a plan to distribute the $50 million settlement to Fund shareholders.


The Order further provided that in any related investor actions, FAV would not benefit from any offset or reduction of any investor's claim by the amount of any distribution from the above-described $50 million to such investor that is proportionately attributable to the civil penalty paid by FAV.


On September 20, 2004, Franklin Resources, Inc. announced that two of its subsidiaries, FAV and Franklin Templeton Alternative Strategies, Inc. ("FTASI"), reached an agreement with the State of Massachusetts related to its administrative complaint filed on February 4, 2004 ("Administrative Complaint"), concerning one instance of market timing that was also a subject of the August 2, 2004 settlement that FAV reached with the SEC, as described above. Under the terms of the settlement consent order issued by the State of Massachusetts, FAV and FTASI consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts (the "Massachusetts Consent Order"). The Massachusetts Consent Order included two different sections: "Statements of Fact" and "Violations of Massachusetts Securities Laws." FAV and FTASI admitted the facts in the Statements of Fact.


On October 25, 2004, the State of Massachusetts filed a second administrative complaint, alleging that Franklin Resources, Inc.'s Form 8-K filing (in which it described the Massachusetts Consent Order and stated that "Franklin did not admit or deny engaging in any wrongdoing") failed to state that FAV and FTASI admitted the Statements of Fact portion of the Massachusetts Consent Order (the "Second Complaint"). Franklin Resources, Inc. reached a second agreement with the State of Massachusetts on November 19, 2004, resolving the Second Complaint. As a result of the November 19, 2004 settlement, Franklin Resources, Inc. filed a new Form 8-K. The terms of the Massachusetts Consent Order did not change and there was no monetary fine associated with this second settlement.

On November 17, 2004, Franklin Resources, Inc. announced that its subsidiary, FTDI, reached an agreement with the CAGO, resolving the issues resulting from the CAGO's investigation concerning sales and marketing support payments. Under the terms of the settlement, FTDI neither admitted nor denied the allegations in the CAGO's complaint and agreed to pay $2 million to the State of California as a civil penalty, $14 million to the Funds, to be allocated by an independent distribution consultant to be paid for by FTDI, and $2 million to the CAGO for its investigative costs.

On December 13, 2004, Franklin Resources, Inc. announced that its subsidiaries FTDI and FAV reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell Fund shares. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings, and Imposing Remedial Sanctions Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940, Sections 9(b) and 9(f) of the Investment Company Act of 1940, and Section 15(b) of the Securities Exchange Act of 1934" (the "Second Order").

Under the terms of the Second Order, in which FTDI and FAV neither admitted nor denied the findings contained therein, they agreed to pay the Funds a penalty of $20 million and disgorgement of $1 (one dollar). FTDI and FAV also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of Fund shares, including making additional disclosures in the Funds' Prospectuses and Statements of Additional Information. The Second Order further requires the appointment of an independent distribution consultant, at the Company's expense, who shall develop a plan for the distribution of the penalty and disgorgement to the Funds.

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the


--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       80
participating funds. On June 23, 2006, the SEC approved the distribution plan pertaining to the SEC settlement of the marketing support matter. Thereafter, the SEC approved the disbursement of the settlement monies from the Fair Fund established pursuant to the marketing support settlement and the distribution is expected to be substantially complete in accordance with the terms and conditions of that order in August, 2006.

The third settlement agreement, with the SEC, resolved issues resulting from the SEC's investigation of market timing activity in the Franklin Templeton Investment funds, and provided for distribution of the monies owed under the settlement agreement to shareholders of certain funds. The required distribution plan has been prepared and submitted to the SEC for its approval. As of July 24, 2006, the SEC has posted the following expected schedule:

         "The SEC anticipates that Notice of the Plan will be published on or after September 15, 2006. After publication and comment, the proposed Distribution Plan will be submitted to the SEC for approval. When the SEC approves the proposed Distribution Plan, with modifications as appropriate, distributions will begin pursuant to that Plan. The SEC anticipates distribution will begin in the fall of 2006."


On March 3, 2005, Franklin Templeton Investments Corp. ("FTIC"), an indirect wholly-owned subsidiary of Franklin Resources, Inc. and the investment manager of the Company's Canadian mutual funds, announced that a panel of the Ontario Securities Commission (the "OSC") approved FTIC's agreement with the OSC staff resolving the issues resulting from the OSC's investigation of frequent trading practices. The staff of the OSC stated they found no evidence of late trading occurring in funds managed by FTIC, nor did they find any evidence of market timing by any insiders of FTIC or any evidence of ongoing market timing activity in funds managed by FTIC. Under the settlement agreement, investors in certain funds managed by FTIC between February 1999 and February 2003 will receive the settlement monies pursuant to a distribution plan. On June 30, 2005, the OSC approved FTIC's distribution plan, giving FTIC three months to implement the plan. In accordance with that plan, distribution of settlement checks to certain investors in the relevant Canadian funds managed by FTIC commenced in September 2005, and has since been completed.


In addition to the regulatory settlements described above, the Company, including FAS, LLC, and certain Funds, current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York, and Florida, alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of Fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 Plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton Funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the February 4, 2004 State of Massachusetts Administrative Complaint and the findings in the SEC's August 2, 2004 Order, as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named Funds or Franklin Resources, Inc.

To date, more than 400 similar lawsuits against at least 19 different mutual fund companies have been filed in federal district courts throughout the country. Because these cases involve common questions of fact, the Judicial Panel on Multidistrict Litigation (the "Judicial Panel") ordered the creation of a multidistrict litigation in the United States District Court for the District of Maryland, entitled "In re Mutual Funds Investment Litigation" (the "MDL"). The Judicial Panel then transferred similar cases from different districts to the MDL for coordinated or consolidated pretrial proceedings. As of August 18, 2006, the majority of the federal market timing lawsuits pending against the Company (and in some instances, naming certain officers, directors and/or Funds) have been transferred to the MDL.

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, FAV, and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys' fees and costs. In response to defendants' motion to transfer, on October 19, 2005, the Judicial Panel transferred the case to the MDL described above. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 State of Massachusetts Administrative Complaint concerning one instance of market timing and the SEC's findings regarding market timing in its August 2, 2004 Order.

--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       81

Plaintiffs in the MDL filed consolidated amended complaints on September 29, 2004. On February 25, 2005, defendants filed motions to dismiss. The Company's motions are currently under submission with the court.

Various subsidiaries of Franklin Resources, Inc., as well as certain Templeton Fund registrants, have also been named in multiple class action lawsuits originally filed in state courts in Illinois, alleging breach of duty with respect to the valuation of the portfolio securities of certain Templeton Funds managed by such subsidiaries, and seeking, among other relief, monetary damages and attorneys' fees and costs. In April 2005, defendants removed these lawsuits to the United States District Court for the Southern District of Illinois. On July 12, 2005, the court dismissed one such lawsuit and dismissed the remaining three lawsuits on August 25, 2005. Plaintiffs appealed the dismissals to the United States Court of Appeals for the Seventh Circuit. The Seventh Circuit affirmed the dismissals on May 19, 2006. On June 2, 2006, plaintiffs/appellants petitioned the court for a rehearing en banc, which the Seventh Circuit denied on June 15, 2006. Plaintiffs subsequently filed a motion to vacate the Seventh Circuit's decision; this was denied on June 19, 2006. Plaintiff's counsel has advised in connection with this matter, they intend to seek a writ of certiorari to the Supreme Court of the United States.

In addition, FTIC has been named in four class action market timing lawsuits in Canada, seeking, among other relief, monetary damages, an order barring any increase in management fees for a period of two years following judgment, and/or attorneys' fees and costs. The Company, including FAS, LLC, and in some instances, certain current and former officers, employees, and directors, have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to marketing support payments and/or payment of allegedly excessive commissions, and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, an accounting of all fees, commissions and soft dollar payments, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions and/or derivative actions brought on behalf of certain Funds.

Three such lawsuits were consolidated with each other for pretrial purposes. Following a September 9, 2005 order of dismissal with leave to amend certain claims in the consolidated action, plaintiffs filed a second amended derivative consolidated complaint on March 10, 2006.

Management strongly believes that the claims made in each of the lawsuits described above are without merit and intends to vigorously defend against them.

Please see our website at www.franklintempleton.com for Franklin Templeton Investments' most recent Statement Regarding Current Industry Issues ("Statement"). A copy of the Statement as it appears on the date of this response is attached.

     STATEMENT ON CURRENT INDUSTRY ISSUES OCTOBER 4, 2006

     To Our Valued Shareholders and Clients:

     We would like to update you with regard to governmental investigation of various mutual fund industry practices as it pertains to our Company and its subsidiaries.

     Franklin Resources, Inc. (Franklin Templeton Investments) strongly supports regulatory efforts designed to improve the clarity and consistency of rules governing the trading and valuation of mutual fund shares. We are fully committed to the best interests of our shareholders worldwide, and have policies that are designed to protect those interests. We are committed to improving those policies as needed.

     In addressing those issues, we believe Franklin Templeton Investments has emerged as an even stronger and more energized organization.

     DISTRIBUTION OF SETTLEMENT MONIES. Under the terms of the Securities and Exchange Commission's ("SEC") Orders and the California Attorney General's Office ("CAGO") settlement agreement, which have been disclosed in previous filings, the Company has retained an Independent Distribution Consultant ("IDC") to develop a plan for the distribution of the respective settlement monies.

     The SEC's Order and the CAGO settlement concerning marketing support payments provide that the distributions of the settlement monies are to be made to the relevant funds, not to individual shareholders. The SEC approved the IDC's proposed Plan of Distribution arising from the SEC's marketing support Order, and disbursement of the



-------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                      82
     settlement monies to the designated funds under this Plan was completed in September 2006, in accordance with the terms and conditions of the SEC's Order and the Plan. The distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement was approved by the CAGO, and the disbursement of monies to the relevant funds in accordance with the terms and conditions of that settlement was completed in March 2005.

     The IDC has also completed a proposed Plan of Distribution under the SEC's Order resolving its market timing investigation and has submitted that Plan to the SEC staff, where it is under review. The SEC has announced it anticipates Notice of the Plan will be published on or after November 15, 2006. After publication and comment, the proposed Distribution Plan will be submitted to the SEC for approval. When the SEC approves the proposed Distribution Plan, with modifications as appropriate, distributions will begin pursuant to that Plan. The SEC presently anticipates the distribution will begin in early 2007.

     With regard to the Ontario Securities Commission (OSC) settlement, which has been disclosed in previous filings, distribution of settlement checks to affected investors in certain Canadian funds managed by FTIC was completed in September 2005, in accordance with a plan approved by the OSC.

     For details on previous settlements and interactions with regulators, please reference our most recent filings.

     CLASS ACTION AND DERIVATIVE LAWSUITS. The Company and certain of the Franklin Templeton mutual funds, current and former officers, employees and directors have been named in multiple class action and derivative lawsuits, which are described in the Company's filings with the SEC. The Company believes that all of the claims made in each of the lawsuits are without merit and intends to defend itself vigorously.

     OUR COMMITMENT TO SHAREHOLDERS. Franklin Templeton Investments is proud to have served individual and institutional investors for more than 50 years. As an organization, we continue to be focused on providing you with consistently superior fund performance and exceptional service. Thank you for putting your trust in us.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO")

Since February 2004, PIMCO, AGI, AGID, and certain of their affiliates, and certain employees, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern "revenue sharing" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series during specified periods, or as derivative actions.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in "market timing" and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust's motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants' motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant to the consolidated action. PIMCO

--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       83
strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain funds were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.'s bankruptcy in the District of New Jersey.

PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders--including certain funds were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court's decision giving permission to file the adversary proceeding and remanded the matter to Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a "cost-benefit" analysis of the Committee's claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to a fund. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on a fund or on PIMCO's or AGID's ability to perform their respective investment advisory or distribution services relating to a fund.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

PRUDENTIAL INVESTMENT MANAGEMENT, INC.

To the best of its knowledge, other than as described below, Prudential Investment Management, Inc. is not currently the subject of any material investigations or legal proceedings relating to the provision of investment advisory services to mutual funds by Prudential Investment Management's Fixed Income unit.

Two former employees of Prudential Investment Management, Inc. filed complaints against Prudential Investment Management, Inc. with the United States Department of Labor alleging violations of the whistleblower provision of Sarbanes-Oxley Act of 2002. The employees had earlier raised concerns that certain mutual funds, in particular the municipal bond funds, had been traded improperly. When the employees first raised these concerns, Prudential Investment Management, Inc. retained Wilmer Cutler Pickering Hale and Dorr ("Wilmer Cutler") to investigate their claims, and they determined that no improper trades had been placed. One employee withdrew his complaint prior to a preliminary determination. With respect to the second employee, the US Department of Labor issued a preliminary determination in April of 2006 in Prudential Investment Management, Inc.'s favor and the complaint was dismissed. The employee objected to the determination.

The SEC conducted an informal inquiry into this matter. Prudential Investment Management, Inc.'s last response to the inquiry was provided in October 2005, and Prudential Investment Management, Inc. has not received subsequent communication from the SEC. At this time, Prudential Investment Management, Inc. has no reason to believe that the SEC will come to a different view from that of Wilmer Cutler.

VAN KAMPEN ASSET MANAGEMENT  (MORGAN STANLEY)

Morgan Stanley discloses pending litigation that it believes is or may be material in its filings on Form 10-K and Forms 10-Q made with the U.S. Securities and Exchange Commission (the "Commission"). For information regarding such litigation, please refer to the information under Part I, Item 3 in Morgan Stanley's Form 10-K (File No. 1-11758) with respect to the fiscal year ended November 30, 2006, as filed with the Commission.

With respect to Van Kampen, no material items were reported on Morgan Stanley's Form 10-K for the fiscal year ended November 30, 2006.

-------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       84

-------------------------------------------------------------------------------
THE ADMINISTRATOR AND DISTRIBUTOR

BISYS Fund Services Ohio, Inc. ("BISYS"), whose address is 3435
Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds' administrator, transfer agent and fund accountant. Administrative services of BISYS include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

BISYS Fund Services L.P., whose address is 435 Stelzer Road,
Columbus, Ohio 43219-3035 serves as the Funds' distributor.


OTHER DISTRIBUTION SERVICES
The Affiliated Insurance Companies may make payments for distribution services to other companies, including companies affiliated with the Affiliated Insurance Companies, to provide certain distribution related services for the Funds. The companies that receive such payments may in turn, pay any or all of these fees to their registered representatives who have provided distribution services. The payments made for distribution services under these agreements are paid by the Affiliated Insurance Companies and are not paid out of Fund assets.



--------------------------------------------------------------------------------
THE CUSTODIAN

The Northern Trust Company, 50 South LaSalle Street, Chicago,
Illinois 60675 serves as custodian to the Fund. The Northern
Trust Company is paid certain fees and reimbursed for certain out-of-pocket expenses for its services. Fees paid by the Fund for these services are included under "Other Expenses" in the Fees and Expenses table for each Fund.

The SAI provides additional information about the services provided to the Funds.



--------------------------------------------------------------------------------
LICENSING ARRANGEMENTS
In order to use the names of certain companies and their products or services in the strategies used to manage them, the Equity Portfolios of the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund (the "First Trust Portfolios") rely on licenses granted to First Trust.


"The Dow(R)," "Dow Jones Industrial Average(SM)," "DJIA(SM)," and "Dow Jones Select Dividend Index(SM)" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by First Trust Advisors L.P. and are used by the First Trust Portfolios under a sublicense agreement among Allianz Life Advisers, LLC, Allianz Variable Insurance Products Trust (together with Allianz Life Advisers, LLC, "Allianz"), Dow Jones & Company, Inc., and First Trust Advisors L.P. Dow Jones does not sponsor, endorse, sell, or promote the First Trust Portfolios, or The Dow(R) Target Dividend Strategy. Dow Jones makes no representation regarding the advisability of investing in such products.

The First Trust Portfolios are not sponsored, endorsed, sold, or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of the First Trust Portfolios or any member of the public regarding the advisability of purchasing the First Trust Portfolios. Dow Jones' only relationship to First Trust and Allianz is the licensing of certain copyrights, trademarks, servicemarks, and service names of Dow Jones. Dow Jones has no obligation to take the needs of First Trust, Allianz, or the owners of the First Trust Portfolios into consideration in determining, composing or calculating the Dow Jones Industrial Average(SM). Dow Jones is not responsible for and has not participated in the determination of the terms and conditions of the First Trust Portfolios to be issued, including the pricing or the amount payable under the policy. Dow Jones has no obligation or liability in connection with the administration or marketing of the First Trust Portfolios.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGE(SM) OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, ALLIANZ, OWNERS OF THE FIRST TRUST PORTFOLIOS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGE(SM) OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW



--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       85

JONES INDUSTRIAL AVERAGE(SM) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS, OR INDIRECT, PUNITIVE, SPECIAL, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND FIRST TRUST OR ALLIANZ.

"Value Line," "The Value Line Investment Survey(R)," and "Value Line Timeliness Ranking System" are registered trademarks of Value Line, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust Advisors L.P. and are used by the AZL First Trust Target Double Play Fund and AZL TargetPLUS Equity Fund, and the Equity Portfolios of the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund (the "First Trust Portfolios") under a sublicense agreement among Allianz Life Advisers, LLC, Allianz Variable Insurance Products Trust (together with Allianz Life Advisers, LLC, "Allianz"), and First Trust Advisors L.P. which is a Licensee of Value Line Publishing, Inc. The First Trust Portfolios and the Value Line(R) Target 25 Strategy are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the First Trust Portfolios. First Trust Advisors L.P., Allianz, and Allianz Life Insurance Company of North America are not affiliated with any Value Line Company.

Value Line Publishing, Inc.'s ("VLPI") only relationship to First Trust is VLPI's licensing to First Trust of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System") which is composed by VLPI without regard to First Trust, the First Trust Portfolios, the Value Line(R) Target 25 Strategy or any investor. VLPI has no obligation to take the needs of First Trust or any investor in the First Trust Portfolios or the Value Line(R) Target 25 Strategy into consideration in composing the System. The results of the First Trust Portfolios or the Value Line(R) Target 25 Strategy may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the First Trust Portfolios, the Value Line(R) Target 25 Strategy or the timing of the issuance for sale of the First Trust Portfolios or in the calculation of the equations by which the First Trust Portfolios are to be converted into cash. VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING, OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA, OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING, OR TRADING OF THE FIRST TRUST PORTFOLIOS; OR
(II) FOR ANY LOSS, DAMAGE, COST, OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THE FIRST TRUST PORTFOLIOS, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT, OR EXEMPLARY DAMAGES IN CONNECTION WITH THE FIRST TRUST PORTFOLIOS OR THE VALUE LINE(R) TARGET 25 STRATEGY.

"NYSE(R)" is a registered trademark of, and "NYSE International 100 Index(R)" is a registered service mark of, NYSE Group, Inc. and have been licensed for use for certain purposes by First Trust and are used by the First Trust Portfolios under a sublicense agreement among Allianz Life Advisers, LLC, Allianz Variable Insurance Products Trust (together with Allianz Life Advisers, LLC, "Allianz"), NYSE Group, Inc., and First Trust Advisors L.P. The First Trust Portfolios' strategies, based in part on the NYSE International 100 Index(R), are not sponsored, endorsed, sold or promoted by NYSE Group, Inc. and NYSE Group, Inc. makes no representation regarding the advisability of investing in the First Trust Portfolios. NYSE Group, Inc. has no relationship to First Trust or Allianz, other than the licensing of the NYSE International 100 Index(R) (the "Index") and its service marks for use in connection with the First Trust Portfolios and the NYSE(R) International Target 25 Strategy.



--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       86

NYSE GROUP, INC. DOES NOT:

o    Sponsor, endorse, sell, or promote the First Trust Portfolios.

o Recommend that any person invest in the First Trust Portfolios or any other securities.

o Have any responsibility or liability for, or make any decisions about, the timing, amount, or pricing of the First Trust Portfolios.

o Have any responsibility or liability for the administration, management, or marketing of the First Trust Portfolios.

o Consider the needs of the First Trust Portfolios or the owners of the First Trust Portfolios in determining, composing, or calculating the Index or have any obligation to do so.

--------------------------------------------------------------------------------

NYSE GROUP, INC. WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE FIRST TRUST PORTFOLIOS OR THE NYSE(R) INTERNATIONAL TARGET 25 STRATEGY. SPECIFICALLY,

O NYSE GROUP, INC. DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. DISCLAIMS ANY WARRANTY ABOUT:

     O THE RESULTS TO BE OBTAINED BY THE FIRST TRUST PORTFOLIOS OR THE NYSE(R) INTERNATIONAL TARGET 25 STRATEGY, THE OWNERS OF THE FIRST TRUST PORTFOLIOS, OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE INDEX;

     O    THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;

     O THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;

O NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS IN THE INDEX OR ITS DATA;

O UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL, OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT THAT PERMITS ALLIANZ TO USE THE FOREGOING TRADEMARKS AND SERVICEMARKS IN CONNECTION WITH THE FIRST TRUST PORTFOLIOS IS BETWEEN FIRST TRUST AND NYSE GROUP, INC., AND IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE FIRST TRUST PORTFOLIOS OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------


The publishers of the DJIA, the Dow Jones Select Dividend Index(SM), the FT30 Index, the Hang Seng Index, the NYSE International 100 Index(R), and the Value Line Timeliness Ranking System are not affiliated with First Trust Advisors L.P., Allianz Life Advisers, LLC, Allianz Variable Insurance Products Trust or Allianz Life Insurance Company of North America and have not participated in creating the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, or AZL TargetPLUS Moderate Fund, the strategies used to manage any of these Funds, or the selection of securities for these Funds. Except as otherwise noted, none of the index publishers have approved any of the information in this prospectus.

--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


SHAREHOLDER INFORMATION


PRICING OF FUND SHARES

The price of each fund share is based on its Net Asset Value (NAV). The NAV is the current value of a share in a mutual fund. The NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund:

      NAV = (Total Assets - Liabilities) / Number of Shares Outstanding

Per share NAV for each Fund, other than the Money Market Fund, is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, on days the NYSE is open.

The securities (other than short-term debt securities) of the Funds, with the exception of the AZL Money Market Fund, are generally valued at current market prices. The AZL Money Market Fund values its securities at amortized cost (see below). Also, if market quotations are not available, or if an event occurs after the pricing of a security has been established that would likely cause the value to change, the value of the security may be priced at fair value as determined in good faith by or at the direction of the Funds' Trustees.

Foreign securities held by the Funds are valued on a daily basis using a fair valuation program approved by the Funds' Trustees. The fair valuation program includes processes administered by an independent pricing agent (based upon changes in certain markets, indices, and/or securities, if applicable) that may result in a value different from the last closing price of such foreign security on its principal overseas market or exchange.

The effect of using fair value pricing is that the Fund's NAV will be subject to the judgment of the Board of Trustees or its designees instead of being determined by the market. In addition, foreign securities acquired by a Fund may be valued in foreign markets on days when the Fund's NAV is not calculated. In such cases, the NAV of a Fund may be significantly affected on days when investors cannot buy or sell shares.

MONEY MARKET FUND

The Money Market Fund's NAV, the offering price, is expected to be constant at $1.00 per share although this value is not guaranteed. The NAV is determined each day at 1:00 p.m. Eastern Time, on days the NYSE is open. The Money Market Fund values its securities at its amortized cost. The amortized cost method values a portfolio security initially at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.

PURCHASE AND REDEMPTION OF SHARES

Investors may not purchase or redeem shares of the Funds directly, but only through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. You should refer to the prospectus of the participating insurance company's variable products for information on how to purchase a variable annuity contract or variable life insurance policy, how to select specific Allianz VIP Funds as investment options for your contract or policy and how to redeem monies from the Funds.

Orders for the purchase and redemption of shares of a Fund received before the NYSE closes are effected at the net asset value per share determined as of the close of trading on the NYSE (generally 4:00 p.m. Eastern Time) that day. Orders received after the NYSE closes are effected at the next calculated net asset value. Payment for redemption will be made by the Funds within 7 days after the request is received.

The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission. The Funds do not assess any fees when they sell or redeem their shares.


The right of purchase and redemption of Fund shares may also be restricted, and purchase orders may be rejected, in accordance with the market timing policy of the Trust as described under the "Market Timing" section below, and the market timing policy of the separate accounts of participating insurance companies. Please refer to your contract prospectus for the market timing policy of the separate account for your contract.




--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       88

Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to the accumulation unit value allocated under your variable contract to the subacount that invests in the Fund. When these securities are converted to cash, the associated brokerage charges will be deducted from the assets of the subaccount.

The Funds currently do not foresee any disadvantages to investors if the Funds serve as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Funds serve as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company investing in a Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

MARKET TIMING

The Board of Trustees has adopted a policy that the Funds will not knowingly permit market timing or other abusive short-term trading practices. Market timing is frequent or short-term trading activity by certain investors in a fund intending to profit at the expense of other investors in the same fund by taking advantage of pricing inefficiencies that can prevent a fund's share price from accurately reflecting the value of its portfolio securities. For example, investors may engage in short-term trading in funds that invest in securities which trade on overseas securities markets to take advantage of the difference between the close of the overseas markets and the close of the U.S. markets. This type of short-term trading is sometimes referred to as "time-zone arbitrage." Funds that invest in other securities which are less liquid, or are traded less often, may be vulnerable to similar pricing inefficiencies.

Market timing and other abusive short-term trading practices may adversely impact a fund's performance by preventing portfolio managers from fully investing the assets of the fund, diluting the value of shares, or increasing the fund's transaction costs. To the extent that certain of the Funds have significant holdings in foreign securities (including emerging markets securities), small cap stocks, or high yield bonds, or any combination thereof, the risks of market timing may be greater for those Funds than for other Funds. The Funds are offered only through variable annuity contracts and life insurance policies, and shares of the Funds are held in subaccounts of affiliated insurance companies. Because Fund transactions are processed by those insurance companies, rather than by the Trust, the Board of Trustees has not adopted procedures to monitor market timing activity at the Fund level, but rather has approved monitoring procedures designed to detect and deter market timing activities at the contract or policy level.

Your variable annuity or variable life insurance prospectus contains a description of the market timing detection and deterrence policy at the contract or policy level. Please refer to your annuity contract or life insurance policy prospectus for specific details on transfers between accounts.

The procedures that are designed to detect and deter market timing activities at the contract or policy level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some contracts and policies may prevent or restrict the effectiveness of the market timing procedures from stopping certain market timing activity. Market timing activity that is not identified, prevented, or restricted may adversely impact the performance of a Fund.

DISTRIBUTION (12B-1) FEES

Distribution fees ("12b-1 fees") compensate the Distributor and other dealers and investment representatives for services and expenses relating to the distribution of the Funds' shares in connection with the variable products through which Fund shares are sold. 12b-1 fees are paid from Fund assets on an ongoing basis. Over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.



--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       89

Each of the Funds except Class 1 shares of the AZL Davis NY Venture Fund pays an annual 12b-1 fee in the maximum amount of 0.25% of its average daily net assets. 12b-1 fees are not paid by the AZL Davis NY Venture Fund for average daily net assets attributable to Class 1 shares. Currently, there are no Class 1 shares of the AZL Davis NY Venture Fund issued or outstanding. Beneficial ownership of Class 1 shares of the AZL Davis NY Venture Fund may be made available in the future to certain variable annuity contract owners and variable life insurance policy owners in connection with the substitution of certain funds as investment options under those contracts and policies. Any such substitutions are subject to prior regulatory approval.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Shares begin accruing dividends on the day they are purchased. Income dividends are usually paid annually. Income dividends on the AZL Money Market Fund are usually paid monthly. Capital gains for all Funds are distributed at least annually.

All dividends and capital gain distributions will be automatically reinvested in additional shares of a Fund at the net asset value of such shares on the payment date.

Each Fund is treated as a separate corporate entity for tax purposes. Each Fund intends to elect to be treated as a regulated investment company and each Fund intends to qualify for such treatment for each taxable year under Subchapter M of the Internal Revenue Code of 1986, as amended. In addition, each Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable. If a Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or a variable life insurance policy.

Persons investing in variable annuity contracts or variable life insurance policies should refer to the prospectuses with respect to such contracts or policies for further information regarding the tax treatment of the contracts or policies and the separate accounts in which the contracts or policies are invested.



--------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007
                                       90

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the Funds for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the tables represent returns that you would have earned (or lost) on an investment in the indicated Fund (assuming reinvestment of all dividends and distributions). The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If insurance contract charges were included, the return would be reduced.


This information has been derived from information audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Annual Report to Shareholders and incorporated by reference into the Statement of Additional Information. This should be read in conjunction with those financial statements. Copies of such Annual Report are available without charge upon written request from the Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-877-833 7113.


No information is presented for the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund because these Fund's operations had not yet commenced during the periods presented. Financial highlights are not presented for Class 1 shares of the AZL Davis NY Venture Fund because Class 1 shares of that Fund had not commenced operations as of December 31, 2006.


AZL AIM INTERNATIONAL EQUITY FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                                                     MAY 1, 2002 TO
                                                              YEAR ENDED DECEMBER 31,                DECEMBER 31,
                                                2006          2005          2004          2003          2002(A)
NET ASSET VALUE, BEGINNING OF PERIOD........$..14.57......$  12.64      $  10.35      $   8.16      $  10.00
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)..................0.05......    0.02          0.03          0.01         (0.01)
  Net Realized and Unrealized                   3.86
    Gains/(Losses) on Investments......................       2.04          2.26          2.20         (1.83)
  Total from Investment Activities..............3.91......    2.06          2.29          2.21         (1.84)
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income........................(0.03).....    (0.03)        --             (0.02)        --
  Net Realized Gains...........................(0.18)..      (0.10)         --             --             --
  Total Dividends..............................(0.21)..      (0.13)         --            (0.02)         --
NET ASSET VALUE, END OF PERIOD..............$..18.27......$  14.57      $  12.64      $  10.35      $   8.16
TOTAL RETURN*(b)...............................27.04%.....   16.36%        22.13%        27.14%       (18.40)%
------------------------------------------- ------------- ------------- ------------- ------------- ---------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)..........$...317,614...$   169,997   $   57,135    $   21,795    $   8,298
Net Investment Income/(Loss)(c).................0.44%.....    0.52%         0.38%         0.24%       (0.16)%
Expenses Before Reductions**(c).................1.45%.....    1.50%         1.79%         2.15%         3.70%
Expenses Net of Reductions(c)...................1.45%.....    1.43%         1.40%         1.25%         1.25%
Expenses Net of Reductions(c)(d)................1.45%.....    1.45%         N/A           N/A           N/A
Portfolio Turnover Rate(b).....................47.75%.....   34.54%        48.64%        83.36%        74.30%

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Expenses net of reductions exclude expenses paid indirectly.





-----------------------------------------------------------------------------------------------------------------------------
                            The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

                                       91





AZL DAVIS NY VENTURE FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                   YEAR ENDED DECEMBER 31,
                                                2006          2005          2004          2003          2002
NET ASSET VALUE, BEGINNING OF PERIOD........$...11.99...  $   11.13     $   10.10     $   7.86      $   10.45
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)..................0.06....      0.03          0.06          0.06          0.07
  Net Realized & Unrealized                     1.59
    Gains/(Losses) on Investments &
    Foreign Currency Transactions......................       1.04          1.00          2.24          (2.58)
  Total from Investment Activities..............1.65....      1.07          1.06          2.30          (2.51)
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income.........................(0.03)..      (0.01)        (0.03)        (0.06)        (0.07)
  Net Realized Gains............................--.......      (0.20)        --             --             (0.01)
  Total Dividends...............................(0.03)..      (0.21)        (0.03)        (0.06)        (0.08)
NET ASSET VALUE, END OF PERIOD..............$...13.61...  $   11.99     $   11.13     $   10.10     $   7.86
TOTAL RETURN*...................................13.91%..      9.68%         10.56%        29.43%        (24.18)%
------------------------------------------- ------------- ------------- ------------- ------------- ---------------------
--------------------------------------------------------- ------------- ------------- ------------- ---------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)..........$...538,315.  $   348,036   $   152,470   $   48,998    $   15,988
Net Investment Income/(Loss)....................0.61%...      0.54%         0.65%         0.80%         0.83%
Expenses Before Reductions**....................1.12%...      1.20%         1.20%         1.39%         2.18%
Expenses Net of Reductions......................1.12%...      1.20%         1.18%         1.10%         1.10%
Expenses Net of Reductions(a)...................1.12%...      1.20%         N/A           N/A           N/A
Portfolio Turnover Rate.........................8.49%...      3.62%         57.45%        21.56%        58.40%

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Expenses net of reductions exclude expenses paid indirectly.

AZL DREYFUS FOUNDERS EQUITY GROWTH FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                   YEAR ENDED DECEMBER 31,
                                               2006           2005          2004          2003          2002
NET ASSET VALUE, BEGINNING OF PERIOD.......$...9.84.......$   9.77      $   9.07      $   7.30      $   10.55
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss).................0.01.......    --*            0.03          (0.01)        (0.01)
  Net Realized and Unrealized                  1.22
    Gains/(Losses) on Investments......................       0.44          0.66          1.78          (3.23)
  Net realized gain from payment by            --
    affiliate for the disposal of
    investments in violation of
    restrictions.......................................       --             0.01          --             --
  Total from Investment Activities.............1.23.......    0.44          0.70          1.77          (3.24)
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income........................--*.........    (0.03)        --             --             --
  Net Realized Gains...........................(0.55).....    (0.34)        --             --             (0.01)
  Total Dividends..............................(0.55).....    (0.37)        --             --             (0.01)
NET ASSET VALUE, END OF PERIOD.............$...10.52......$   9.84      $   9.77      $   9.07      $   7.30
TOTAL RETURN**.................................12.93%.....    4.56%         7.72%         24.25%        (30.70)%
------------------------------------------ -------------- ------------- ------------- ------------- ---------------------
--------------------------------------------------------- ------------- ------------- ------------- ---------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's).........$...120,849....$   88,325    $   76,509    $   52,200    $   19,191
Net Investment Income/(Loss)...................0.12%......    0.00%         0.36%         (0.16)%       (0.30)%
Expenses Before Reductions***..................1.19%......    1.22%         1.26%         1.39%         2.15%
Expenses Net of Reductions.....................1.19%......    1.19%         1.17%         1.10%         1.10%
Expenses Net of Reductions(a)..................1.19%......    1.20%         N/A           N/A           N/A
Portfolio Turnover Rate........................117.91%....    134.74%       171.66%       44.54%        34.77%

*        Amount less than $.005.
** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
*** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Expenses net of reductions exclude expenses paid indirectly.


-----------------------------------------------------------------------------------------------------------------------------
                            The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

                                       92




AZL FRANKLIN Small CAP VALUE FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                                     MAY 1, 2003 TO
                                                          YEAR ENDED DECEMBER 31,    DECEMBER 31,
                                               2006          2005           2004         2003(A)
NET ASSET VALUE, BEGINNING OF PERIOD.......$...16.54.....$...15.63......$   12.71    $   10.00
INVESTMENT ACTIVITIES:..................................................
  Net Investment Income/(Loss).................0.17..........0.08#......    0.13         0.08
  Net Realized and Unrealized                  2.29
    Gains/(Losses) on Investments......................      1.02           2.80         2.75
  Total from Investment Activities.............2.46..........1.10.......    2.93         2.83
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income........................(0.05)........(0.08).....    --            (0.08)
  Net Realized Gains...........................(0.99)........(0.11).....    (0.01)       (0.04)
  Total Dividends..............................(1.04)........(0.19).....    (0.01)       (0.12)
NET ASSET VALUE, END OF PERIOD.............$...17.96.....$...16.54......$   15.63    $   12.71
TOTAL RETURN*(b)...............................15.41%........7.03%......    23.10%       28.38%
------------------------------------------ ------------- -------------- ------------ -----------------
-------------------------------------------------------- -------------- ------------ -----------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's).........$...394,073...$...269,237....$   128,697  $   25,494
Net Investment Income/(Loss)(c)................0.62%.........0.49%......    1.68%        1.54%
Expenses Before Reductions**(c)................1.09%.........1.15%......    1.23%        1.60%
Expenses Net of Reductions(c)..................1.09%.........1.15%......    1.23%        1.25%
Portfolio Turnover Rate(b).....................14.71%........85.56%.....    21.14%       13.67%

*        The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**       During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
#        Average shares method used in calculation.
(a)      Period from commencement of operations.
(b)      Not annualized for periods less than one year.
(c)      Annualized for periods less than one year.


AZL MONEY MARKET FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                   YEAR ENDED DECEMBER 31,
                                              2006            2005          2004          2003         2002
NET ASSET VALUE, BEGINNING OF PERIOD......$...1.00.....   $   1.00      $   1.00      $   1.00     $   1.00
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)................0.04.....       0.03          0.01          --*           0.01
  Net Realized and Unrealized                 --*
    Gains/(Losses) on Investments......................       --*            --*            --*           --*
  Total from Investment Activities............0.04.....       0.03          0.01          --*           0.01
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income.......................(0.04)...       (0.03)        (0.01)        --*           (0.01)
  Net Realized Gains..........................--........       --             --             --*           --
  Total Dividends.............................(0.04)...       (0.03)        (0.01)        --*           (0.01)
NET ASSET VALUE, END OF PERIOD............$...1.00.....   $   1.00      $   1.00      $   1.00     $   1.00
TOTAL RETURN**................................4.43%....       2.57%         0.67%         0.34%        0.84%
----------------------------------------- --------------- ------------- ------------- ------------ --------------
--------------------------------------------------------- ------------- ------------- ------------ --------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)........$...404,406..   $   330,910   $   236,639   $   186,491  $   193,157
Net Investment Income/(Loss)..................4.41%....       2.58%         0.70%         0.34%        0.81%
Expenses Before Reductions***.................0.69%....       0.74%         0.78%         0.88%        0.89%
Expenses Net of Reductions....................0.69%....       0.74%            0.78%      0.88%        0.87%

*      Amount less than $.005.
** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
*** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

-----------------------------------------------------------------------------------------------------------------------------
                            The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

                                       93


AZL PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                      MAY 1, 2006 TO
                                                       DECEMBER 31,
                                                         2006(A)
NET ASSET VALUE, BEGINNING OF PERIOD...................$.10.00........
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)...........................0.23.........
  Net Realized and Unrealized Gains/(Losses) on
  Investments                                            0.96
  Total from Investment Activities.......................1.19.........
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income..................................(0.23).......
  Net Realized Gains...................................  (0.54)
  Total Dividends......................................  (0.77)
NET ASSET VALUE, END OF PERIOD.........................$.10.42........
TOTAL RETURN*(b).........................................11.97%.......
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's).....................$.66,123.......
Net Investment Income/(Loss)(c)..........................4.07%........
Expenses Net of Reductions(c)............................1.19%........
Portfolio Turnover Rate(b)...............................7.35%........

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(a) Period from commencement of operations.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.


AZL VAN KAMPEN EQUITY AND INCOME FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)


                                                                                    MAY 3, 2004
                                                                                        TO
                                                          YEAR ENDED DECEMBER 31,  DECEMBER 31,
                                                          2006         2005           2004(A)
NET ASSET VALUE, BEGINNING OF PERIOD..................$...11.58....$...10.86.......$...10.00
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)............................0.19.........0.14............0.05
  Net Realized and Unrealized Gains/(Losses) on
  Investments                                             1.24         0.59            0.86
  Total from Investment Activities........................1.43.........0.73............0.91
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...................................(0.12).......--...............(0.05)
  Net Realized Gains...................................   (0.21)       (0.01)          --
  Total Dividends......................................   (0.33)       (0.01)          (0.05)
NET ASSET VALUE, END OF PERIOD........................$...12.68....$...11.58.......$...10.86
TOTAL RETURN*(b)..........................................12.52%.......6.75%...........9.12%
----------------------------------------------------- ------------ --------------- --------------
----------------------------------------------------- ------------ --------------- --------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)....................$...224,971..$...162,671.....$...81,218
Net Investment Income/(Loss)(c)...........................2.00%........1.55%...........1.40%
Expenses Before Reductions**(c)...........................1.11%........1.18%...........1.22%
Expenses Net of Reductions(c).............................1.08%........1.18%...........1.20%
Portfolio Turnover Rate(b)................................55.05%.......46.94%..........44.65%

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.


-----------------------------------------------------------------------------------------------------------------------------
                            The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

                                       94




AZL VAN KAMPEN GLOBAL FRANCHISE FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                                             MAY 1, 2003 TO
                                                                 YEAR ENDED DECEMBER 31,     DECEMBER 31,
                                                        2006          2005          2004         2003(A)
NET ASSET VALUE, BEGINNING OF PERIOD................$...15.46.....$...13.88     $   12.37    $   10.00
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)..........................0.16..........0.08          0.08         0.02
  Net Realized and Unrealized Gains/(Losses) on
  Investments                                           3.09          1.54          1.43         2.36
  Total from Investment Activities......................3.25..........1.62          1.51         2.38
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income.................................(0.25)........--.            --             (0.01)
  Net Realized Gains................................... (0.32)        (0.04)        --            --*
  Total Dividends...................................... (0.57)        (0.04)        --            (0.01)
NET ASSET VALUE, END OF PERIOD......................$...18.14.....$...15.46     $   13.88    $   12.37
TOTAL RETURN**(b).......................................21.25%........11.64%        12.21%       23.90%
--------------------------------------------------- ------------- ------------- ------------ ----------------
--------------------------------------------------- ------------- ------------- ------------ ----------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)..................$...391,610...$...255,583   $   122,818  $   23,982
Net Investment Income/(Loss)(c).........................1.31%.........1.19%         0.80%        0.57%
Expenses Before Reductions***(c)........................1.32%.........1.42%         1.48%        1.70%
Expenses Net of Reductions(c)...........................1.32%.........1.42%         1.44%        1.35%
Expenses Net of Reductions(c)(d)........................1.32%.........1.42%         N/A          N/A
Portfolio Turnover Rate(b)..............................19.43%........16.33%        9.40%        3.31%

*      Amount less than $.005.
** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
*** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Expenses net of reductions exclude expenses paid indirectly.

AZL VAN KAMPEN GLOBAL REAL ESTATE FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                    MAY 1, 2006
                                       TO
                                                    DECEMBER 31,
                                                        2006(A)
NET ASSET VALUE, BEGINNING OF PERIOD.................$..10.00
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)..........................0.05
  Net Realized and Unrealized Gains/(Losses) on
  Investments                                           2.12
  Total from Investment Activities......................2.17
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income.................................(0.07)
  Net Realized Gains................................... (0.02)
  Total Dividends...................................... (0.09)
NET ASSET VALUE, END OF PERIOD.......................$..12.08
TOTAL RETURN*(b)........................................21.66%
--------------------------------------------------- --------------
--------------------------------------------------- --------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)...................$..134,713
Net Investment Income/(Loss)(c).........................1.00%
Expenses Before Reductions**(c).........................1.45%
Expenses Net of Reductions(c)...........................1.33%
Portfolio Turnover Rate(b)..............................10.75%

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.

-----------------------------------------------------------------------------------------------------------------------------
                            The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

                                       95




AZL VAN KAMPEN GROWTH AND INCOME FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                   YEAR ENDED DECEMBER 31,
                                              2006            2005          2004          2003         2002
NET ASSET VALUE, BEGINNING OF PERIOD......$...12.36....   $   11.76     $   10.37     $   8.21     $   9.70
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)................0.15.....       0.10          0.09          0.08         0.07
  Net Realized and Unrealized                 1.74
    Gains/(Losses) on Investments......................       0.98          1.34          2.16         (1.49)
  Total from Investment Activities............1.89.....       1.08          1.43          2.24         (1.42)
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income.......................(0.10)...       (0.04)        (0.04)        (0.08)       (0.07)
  Net Realized Gains..........................(0.78)...       (0.44)        --             --            --
  Total Dividends.............................(0.88)...       (0.48)        (0.04)        (0.08)       (0.07)
NET ASSET VALUE, END OF PERIOD............$...13.37....   $   12.36     $   11.76     $   10.37    $   8.21
TOTAL RETURN*.................................15.90%...       9.24%         13.82%        27.46%       (14.71)%
----------------------------------------- --------------- ------------- ------------- ------------ --------------
--------------------------------------------------------- ------------- ------------- ------------ --------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)........$...370,723..   $   315,538   $   229,249   $   146,172  $   47,721
Net Investment Income/(Loss)..................1.34%....       1.02%         0.87%         1.07%        0.94%
Expenses Before Reductions**..................1.16%....       1.20%         1.21%         1.29%        1.58%
Expenses Net of Reductions....................1.09%....       1.18%         1.17%         1.10%        1.10%
Expenses Net of Reductions(a).................1.10%....       1.20%         N/A           N/A          N/A
Portfolio Turnover Rate.......................29.83%...       40.15%        53.80%        57.44%       60.56%

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Expenses net of reductions exclude expenses paid indirectly.

-------------------------------------------------------------------------------
      The Allianz Variable Insurance Products Trust Prospectus May 1, 2007

THIS PROSPECTUS IS INTENDED FOR USE ONLY WHEN ACCOMPANIED OR PRECEDED BY A VARIABLE PRODUCT PROSPECTUS.


--------------------------------------------------------------------------------
FOR MORE INFORMATION ABOUT THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS (SHAREHOLDER REPORTS):

Each Fund's annual and semi-annual reports to shareholders contain additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance, except the AZL Money Market Fund, during its last fiscal year.

PROXY VOTING RECORDS

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their respective operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

YOUR REQUEST FOR FREE DOCUMENTS MAY BE MADE IN THE FOLLOWING WAYS:

-------------------------------- ----------------------------- ----------------------------- -------------------------------
SHAREHOLDER REPORTS              Contact a broker or           Contact the Funds at:         Access the Allianz Life
AND THE SAI                      investment adviser that                                     website at:
                                 sells products that offer     435 STELZER                   HTTPS://WWW.ALLIANZLIFE.COM
                                 the Funds.                    ROAD, COLUMBUS,
                                                               OHIO 43219

                                                               (TOLL-FREE) 1-877-833-7113
-------------------------------- -------------------------------------------------------------------------------------------
PROXY VOTING RECORDS             Access the Allianz Life website at: HTTPS://WWW.ALLIANZLIFE.COM
-------------------------------- -------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:

You can review information about the Funds (including the SAI), and obtain copies, after paying a duplicating fee, from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-551-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
100 F Street NE
Washington, D.C. 20549-0102

ON THE EDGAR DATABASE VIA THE INTERNET:
www.sec.gov

BY ELECTRONIC REQUEST:
publicinfo@sec.gov.


The SEC charges a fee to copy any documents.







Investment Company Act file no. 811-9491






                                  PART B - SAI
                             _______________________




                       STATEMENT OF ADDITIONAL INFORMATION



                          AZL(SM) AIM Basic Value Fund
                      AZL(SM) AIM International Equity Fund
                        AZL(SM) Columbia Technology Fund
            (formerly AZL(SM) Oppenheimer Emerging Technologies Fund)
                          AZL(SM) Davis NY Venture Fund
                   AZL(SM) Dreyfus Founders Equity Growth Fund
                  AZL(SM) Dreyfus Premier Small Cap Value Fund
                   AZL(SM) First Trust Target Double Play Fund
                      AZL(SM) Franklin Small Cap Value Fund
                        AZL(SM) Jennison 20/20 Focus Fund
                          AZL(SM) Jennison Growth Fund
                        AZL(SM) LMP Large Cap Growth Fund
            (formerly AZL(SM) Salomon Brothers Large Cap Growth Fund)
                        AZL(SM) LMP Small Cap Growth Fund
           (formerly AZL(SM)) Salomon Brothers Small Cap Growth Fund)
                         AZL(SM) Legg Mason Growth Fund
                          AZL(SM) Legg Mason Value Fund
                            AZL(SM) Money Market Fund
                         AZL(SM) NACM International Fund
                      AZL(SM) Neuberger Berman Regency Fund
                          AZL(SM) OCC Opportunity Fund
               (formerly AZL(SM) Oppenheimer Emerging Growth Fund)
                          AZL OCC(SM) Renaissance Fund
                             AZL(SM) OCC Value Fund
                   AZL(SM) Oppenheimer Developing Markets Fund
                         AZL(SM) Oppenheimer Global Fund
                  AZL(SM) Oppenheimer International Growth Fund
                      AZL(SM) Oppenheimer Main Street Fund
              AZL(SM) PIMCO Fundamental IndexPLUS Total Return Fund
                           AZL(SM) S&P 500 Index Fund
                  AZL(SM) Schroder International Small Cap Fund
                       AZL(SM) Small Cap Stock Index Fund
                        AZL TargetPLUS(SM) Balanced Fund
                         AZL TargetPLUS(SM) Equity Fund
                         AZL TargetPLUS(SM) Growth Fund
                        AZL TargetPLUS(SM) Moderate Fund
                    AZL(SM) Van Kampen Aggressive Growth Fund
                        AZL(SM) Van Kampen Comstock Fund
                    AZL(SM) Van Kampen Equity and Income Fund
                    AZL(SM) Van Kampen Global Franchise Fund
                   AZL(SM) Van Kampen Global Real Estate Fund
                    AZL(SM) Van Kampen Growth and Income Fund
                     AZL(SM) Van Kampen Mid Cap Growth Fund
                    AZL(SM) Van Kampen Strategic Growth Fund
               (formerly AZL(SM) Van Kampen Emerging Growth Fund)


                                EACH A "FUND" OF
             ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST (THE "TRUST")
                                   May 1, 2007
This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the Trust dated May 1, 2007, which may be supplemented from time to time. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus and Shareholder Reports may be obtained without charge, upon request, by writing the Trust at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-877-833-7113.

                                TABLE OF CONTENTS

Fund History of the Trust.................................1

Investment Strategies and Policies........................2
   The Funds..............................................2


Additional Information on Portfolio Instruments and
    Investment Policies...................................8
   Bank Obligations......................................14
   Commercial Paper......................................14
   Common Stocks.........................................15
   Convertible Securities................................15
   Corporate Debt Securities.............................15
   Delayed Funding Loans And Revolving Credit Facilities.17
   Derivative Instruments................................17
   Event-Linked Exposure.................................18
   Foreign Currency Options and Futures Transactions.....19
   Foreign Securities....................................19
   Forward Foreign Currency Exchange Contracts...........22
   Futures...............................................22
   Futures and Options Investment Risks..................23
   Guaranteed investment contracts.......................23
   Illiquid Securities...................................23
   Investment Company Securities.........................24
   Lending of Portfolio Securities.......................25
   Loan Participations and Assignments...................25
   Mortgage-Related Securities...........................25
   Options...............................................28
   Preferred Stocks......................................29
   Real Estate Investment Trusts (REITs).................29
   Repurchase Agreements.................................29
   Reverse Repurchase Agreements and
   Dollar Roll Agreements................................30
   Risks of Techniques Involving Leverage................30
   Short Sales Against the Box...........................31
   Small Company Stocks..................................31
   Special Situation Companies...........................31
   Structured Notes......................................32
   Swap Agreements.......................................32
   Taxable and Tax Exempt Municipal Securities...........33
   U.S. Government Obligations...........................34
   Variable and Floating Rate Demand and Master
   Demand Notes..........................................34
   Warrants and Rights...................................35
   When-Issued and Delayed Delivery Securities...........35
   Zero Coupon and Pay-In-Kind Securities................35


Investment Restrictions..................................36
   Portfolio Turnover....................................38

Other Fund Policies......................................39
   Disclosure of Portfolio Holdings......................39
   Additional Purchase and Redemption Information........40
   Net Asset Value.......................................40
   Valuation of the Money Market Fund....................40
   Valuation of the Non-Money Market Funds...............41
   Redemption in Kind....................................41

Management of the Trust..................................42
   Trustees and Officers.................................42
   Trustee Holdings......................................46
   Control Persons and Principal Holders of Securities...47
   The Manager...........................................48
   The Subadvisers.......................................53
   A I M Capital Management, Inc.........................57
   ClearBridge Advisors, LLC.............................58
   Columbia Management Advisors, LLC.....................58
   Davis Selected Advisers. L.P..........................58
   The Dreyfus Corporation...............................58
   First Trust Advisors L.P..............................58
   Founders Asset Management LLC.........................59
   Franklin Advisory Services, LLC.......................59
   Jennison Associates LLC...............................59
   Legg Mason Capital Management, Inc....................59
   Neuberger Berman Management Inc.......................59
   Nicholas-Applegate Capital Management LLC.............59
   Oppenheimer Capital LLC...............................60
   OppenheimerFunds, Inc.................................60
   Pacific Investment Management Company LLC (PIMCO).....60
   Prudential Investment Management, Inc.................60
   Schroder Investment Management North America Inc......60
   Van Kampen Asset Management...........................60
   Other Managed Accounts................................61
   Potential Material Conflicts of Interest..............63
   Portfolio Manager Compensation........................64
   Portfolio Manager Ownership of Securities in the Funds77
   Affiliated Persons....................................77
   Portfolio Transactions................................77
   Affiliated Brokers....................................79
   Administrator, Transfer Agent and Fund Accountant.....81
   Distributor...........................................84
   Custodian.............................................86
   Independent Registered Public Accounting Firm.........86
   Legal Counsel.........................................86
   Codes of Ethics.......................................86
   Licensing Arrangements................................87

Additional Information...................................90
   Description of Shares.................................90
   Vote of a Majority of the Outstanding Shares..........92
   Additional Tax Information............................92
   Performance Information...............................95
   Yields of the Money Market Fund.......................96
   Yields of the Non-Money Market Funds..................96
   Calculation of Total Return...........................97
   Miscellaneous.........................................97
   Financial Statements..................................98
   Proxy Voting Policies and Procedures..................98

                                        i
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Appendix A...............................................99
   Commercial Paper Ratings..............................99
   Corporate and Long-Term Debt Ratings.................101

Appendix B -- Proxy Voting Policies.....................105
   Allianz Variable Insurance Products Trust............105
   Allianz Life Advisers, LLC (AZL).....................108
   A I M Capital Management, Inc........................111
   ClearBridge Advisors LLC.............................116
   Davis Selected Advisers, LP..........................150
   The Dreyfus Corporation -- Mellon Financial
   Corporation..........................................174
   First Trust Advisors L.P.............................178
   Founders Asset Management LLC........................220
   Franklin Advisory Services, LLC......................221
   Jennison Associates LLC..............................228
   Legg Mason Capital Management, Inc...................287
   Neuberger Berman Management Inc......................293
   Nicholas-Applegate Capital Management LLC............332
   Oppenheimer Capital LLC..............................342
   OppenheimerFunds, Inc........C                       413
   Pacific Investment Management Company LLC (PIMCO)....430
   Schroder Investment Management North America Inc.....440
   Prudential Investment Management, Inc................451
   Morgan Stanley Investment Management (For Funds
    Subadvised by  Van Kampen Asset Management).........467

                                       ii
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND HISTORY OF THE TRUST
The Trust is an open-end investment management company organized in July 1999 as a Delaware business trust comprised of 40 separate investment portfolios, 35 of which are classified as "diversified" and five of which are classified as "non-diversified" within the meaning of the 1940 Act. The non-diversified funds are the AZL First Trust Target Double Play Fund, the AZL Legg Mason Growth Fund, the AZL Legg Mason Value Fund, the AZL Van Kampen Global Franchise Fund, and the AZL Van Kampen Global Real Estate Fund. The Trust currently offers 39 variable net asset value funds and one money market fund. Effective December 27, 2006, the Trust added two new Funds as investment options (the AZL First Trust Target Double Play Fund and the AZL TargetPLUS Equity Fund), and effective May 1, 2007, the Trust added 7 new Funds as investment options (the AZL NACM International Fund, AZL Schroder International Small Cap Fund, AZL S&P 500 Index Fund, AZL Small Cap Stock Index Fund, AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund). See "Additional Information -- Description of Shares" for further information regarding the Funds of the Trust.

The following Fund names (and Subadvisers) changed effective on the following dates.

Date                  Current fund name (Subadviser)                       Previous fund name (Subadviser)
--------------------- ---------------------------------------------------- -----------------------------------------------------
July 7, 2006          AZL Columbia Technology Fund                         AZL Oppenheimer Emerging Technologies Fund
                      (Columbia Management Advisors, LLC)                  (OppenheimerFunds, Inc.)
--------------------- ---------------------------------------------------- -----------------------------------------------------
August 28, 2006       AZL OCC Opportunity Fund                             AZL Oppenheimer Emerging Growth Fund
                      (Oppenheimer Capital LLC)                            (OppenheimerFunds, Inc.)
--------------------- ---------------------------------------------------- -----------------------------------------------------
November 6, 2006      AZL LMP Large Cap Growth Fund                        AZL Salomon Brothers Large Cap Growth Fund
                      AZL LMP Small Cap Growth Fund                        AZL Salomon Brothers Small Cap Growth Fund
                      AZL Van Kampen Strategic Growth Fund                 AZL Van Kampen Emerging Growth Fund
--------------------- ---------------------------------------------------- -----------------------------------------------------

The Trust is established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies (the "Participating Insurance Companies"). Shares of the Trust are not offered to the general public but solely to such separate accounts (the "Separate Accounts").

Much of the information contained in this Statement of Additional Information ("SAI") expands upon subjects discussed in the Prospectus of the Trust described above. Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of a Fund should be made without first reading the Trust's Prospectus.

                                        1
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES AND POLICIES
THE FUNDS
AZL AIM Basic Value Fund ("AIM Basic Value Fund")
AZL AIM International Equity Fund ("AIM International Equity Fund")
AZL Columbia Technology Fund ("Columbia Technology Fund")
AZL Davis NY Venture Fund ("Davis NY Venture Fund")
AZL Dreyfus Founders Equity Growth Fund ("Dreyfus Founders Equity Growth Fund") AZL Dreyfus Premier Small Cap Value Fund ("Dreyfus Premier Small Cap Value
    Fund")
AZL First Trust Target Double Play Fund ("Target Double Play Fund")
AZL Franklin Small Cap Value Fund ("Franklin Small Cap Value Fund")
AZL Jennison 20/20 Focus Fund ("Jennison 20/20 Focus Fund")
AZL Jennison Growth Fund ("Jennison Growth Fund")


AZL LMP Large Cap Growth Fund ("LMP Large Cap Growth Fund")


AZL LMP Small Cap Growth Fund ("LMP Small Cap Growth Fund")
AZL Legg Mason Growth Fund ("LM Growth Fund")
AZL Legg Mason Value Fund ("LM Value Fund")
AZL Money Market Fund ("Money Market Fund")
AZL NACM International Fund ("NACM International Fund")
AZL Neuberger Berman Regency Fund ("Neuberger Berman Regency Fund")
AZL OCC Opportunity Fund ("OCC Opportunity Fund")
AZL OCC Renaissance Fund ("OCC Renaissance Fund")
AZL OCC Value Fund ("OCC Value Fund")
AZL Oppenheimer Developing Markets Fund ("Oppenheimer Developing Markets Fund") AZL Oppenheimer Global Fund ("Oppenheimer Global Fund")
AZL Oppenheimer International Growth Fund ("Oppenheimer International Growth
    Fund")
AZL Oppenheimer Main Street Fund ("Oppenheimer Main Street Fund")
AZL PIMCO Fundamental IndexPLUS Total Return Fund ("PIMCO Total Return Fund") AZL Schroder International Small Cap Fund ("Schroder International Small Cap
    Fund")
AZL S&P 500 Index Fund ("S&P 500 Index Fund")
AZL Small Cap Stock Index Fund ("Small Cap Stock Index Fund")
AZL TargetPLUS Balanced Fund ("TargetPLUS Balanced Fund")
AZL TargetPLUS Equity Fund ("TargetPLUS Equity Fund")
AZL TargetPLUS Growth Fund ("TargetPLUS Growth Fund")
AZL TargetPLUS Moderate Fund ("TargetPLUS Moderate Fund")
AZL Van Kampen Aggressive Growth Fund ("VK Aggressive Growth Fund")
AZL Van Kampen Comstock Fund ("VK Comstock Fund")
AZL Van Kampen Equity And Income Fund ("VK Equity and Income Fund")
AZL Van Kampen Global Franchise Fund ("VK Global Franchise Fund")
AZL Van Kampen Global Real Estate Fund ("VK Global Real Estate Fund")
AZL Van Kampen Growth And Income Fund ("VK Growth and Income Fund")
AZL Van Kampen Mid Cap Growth Fund ("VK Mid Cap Growth Fund")
AZL Van Kampen Strategic Growth Fund ("VK Strategic Growth Fund")

                                        2
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Temporary, Defensive Investments
As described in the Prospectus, each Fund, except the Money Market Fund, may hold uninvested cash reserves or invest without limit in money market instruments (i.e., short term debt instruments) for temporary defensive purposes when the Subadviser has determined that market or economic conditions so warrant.

These debt obligations may include U.S. Government securities; certificates of deposit, bankers' acceptances and other short-term debt obligations of banks with total assets of at least $100,000,000; debt obligations of corporations (corporate bonds, debentures, notes and other similar corporate debt instruments); variable and floating rate demand and master demand notes; commercial paper; and repurchase agreements with respect to securities in which the Fund is authorized to invest. (See "Additional Information on Portfolio Instruments and Investment Policies -- Bank Obligations," "--Commercial Paper," "--Variable and Floating Rate Demand and Master Demand Notes," "--U.S. Government Obligations," "--Corporate Debt Securities" and "--Repurchase Agreements").

Specific Investment Limitations
In addition to the information shown in the table under "Additional Information on Portfolio Instruments and Investment Policies" and the information in the section "Investment Restrictions" in this SAI, the following sets forth specific limitations in certain investments for Funds with investment limitations beyond those described in the "Investment Restrictions" section of this SAI.

AIM Basic Value Fund. The Fund's investments in real estate investment trusts ("REITs") will not exceed 15% of the total assets of the Fund. The Fund may invest up to 25% of its assets in foreign securities. The debt obligations that the Fund invests in are limited to U.S. government securities and corporate debt securities of issuers domiciled in the U.S. The Fund will limit its purchases of debt securities to investment grade debt obligations. The Fund may pledge no more than 10% of its total assets as collateral for short sales against the box. The Fund will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. The Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

AIM International Equity Fund. The Fund may invest in equity and debt securities issued by REITs. The Fund's investment in REITs will not exceed 15% of the total assets of the Fund. Such investments will not exceed 15% of the total assets of the Fund. The Fund may pledge no more than 10% of its total assets as collateral for short sales against the box. The Fund will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. The Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.


Columbia Technology Fund: The Fund may purchase or acquire any security if, as a result, up to 33% of its net assets would be invested in foreign equities in developed markets, including investments in both foreign securities purchased in foreign markets and American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), and foreign securities listed on The Nasdaq Stock Market, Inc. (NASDAQ). The Fund may borrow up to 33.3% of its net assets for temporary investment or cash management purposes. Also, for temporary investment or cash management purposes, the Fund may invest in investment grade securities, other than municipal securities, including U.S. government obligations, domestic bank obligations, and repurchase agreements. The Fund is also permitted to invest in loan transactions, options and financial futures, currency contracts for spot basis or hedging purposes, when-issued securities, and REITs. The Fund is not permitted to invest in securities in emerging markets, currency contracts for speculative purposes, or real estate (not including REITs). ADRs, GDRs and NASDAQ-listed foreign securities are not subject to the limitation on investments in emerging markets securities, even if the issuer is headquartered in, has its principal operations in, derives its revenues from, has its principal trading markets in, or was legally organized in an emerging market. The overall investment activities of Columbia Management and its affiliates may limit the investment opportunities for the Fund in certain markets in which limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, the Fund's activities also may be restricted because of regulatory restrictions applicable to Columbia management and its affiliates, and/or their internal policies.


                                        3
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Davis NY Venture Fund. The Fund may not sell short more than 5% of its total assets. The Fund may not invest 25% or more of its investments in the securities of issuers primarily engaged in any particular industry. The Fund will not purchase debt securities rated BB or Ba or lower if the securities are in default at the time of purchase or if such purchase would then cause more than 35% of the Fund's net assets to be invested in such lower-rated securities. The Fund will not purchase an option if the purchase would cause the total premiums (at market) of all options then owned to exceed 5% of the Fund's total assets. The Fund will not sell covered calls if the transaction would cause the total premiums (at market) of all covered calls then written to exceed 25% of the Fund's total assets. The fund will not engage in a futures transaction if the transaction would cause the nominal value of futures contracts then purchased or sold to exceed 25% of the Fund's total assets.

Dreyfus Founders Equity Growth Fund. The Fund may invest up to 30% of its total assets in foreign securities. The Fund will not invest more than 5% of its total assets in bonds, debentures, convertible securities, and corporate obligations rated below investment grade, either at the time of purchase or as a result of a rating reduction after purchase, or in unrated securities believed to be equivalent in quality to securities rated below investment grade; this 5% limitation does not apply to preferred stocks.

Dreyfus Premier Small Cap Value Fund. The Fund may also invest up to 5% of its net assets in warrants. The Fund will not purchase put or call options that are traded on a national stock exchange in an amount exceeding 5% of its net assets. The Fund will not enter into futures contracts to the extent that its outstanding obligations under these contracts would exceed 25% of the Fund's total assets.

Franklin Small Cap Value Fund. The Fund may not invest in any company for the purpose of exercising control or management, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment goal and policies of the Fund. The Fund may not purchase securities on margin, except that the Fund may make margin payments in connection with futures, options, and currency transactions. The Fund may invest up to 25% of its total assets in securities below investment grade.


Jennison 20/20 Focus Fund. The Fund may invest more than 5% of its total assets in the securities of a single issuer. The Fund will not invest more than 5% of its total assets in unattached rights and warrants. The Fund may invest up to 35% of its total assets in securities of foreign issuers. This does not include ADRs and other similar receipts or shares traded in U.S. Markets. The Fund may invest up to 5% of its total assets in structured notes. No more than 25% of the Fund's net asset will be, when added together, (1) deposited as collateral for the obligation to replace securities borrowed to effect short sales, (2) segregated in connection with short sales, and (3) used as cover for short sales. Short sales "against the box" are not subject to this limitation. The Fund may invest up to 10% of its total assets in securities of other non-affiliated investment companies.


Jennison Growth Fund. The Fund may invest up to 20% of its total assets in foreign equity securities. This does not include ADRs and other similar receipts or shares traded in U.S. markets. Up to 25% of the Fund's net assets may be subject to short sales, including short sales "against the box."

LM Growth Fund. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short). However, this does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other financial instruments.

The Fund may not purchase securities on margin, except that (1) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (2) the Fund may make margin payments in connections with foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis or other financial instruments.

The Fund's when-issued purchases, delayed-delivery transactions and forward commitments in total will not exceed 5% of the value of the Fund's net assets. This 5% limitation reflects the value of the underlying obligation together with its initial payment. The Fund may invest up to 25% of its total assets in foreign securities, either directly or indirectly through the purchase of ADRs, GDRs, or European Depositary Receipts ("EDRs").

                                        4
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

LM Value Fund. The Fund does not intend to invest more than 25% of its total assets in foreign securities and does not intend to invest more than 5% of its net assets in indexed securities. The Fund may enter into futures contracts and related options provided that not more than 5% of its net assets are required as a futures contract deposit and/or premium; in addition, the Fund may not enter into futures contracts or related options if, as a result, more than 20% of its total assets would be so invested. The Fund may not invest more than 5% of its net assets in municipal obligations (including participation interests), may not invest more than 5% of its net assets in either zero coupon bonds or pay-in-kind bonds and may not invest more than 5% of its net assets in floating and variable rate obligations. The Fund will not: (a) invest more than 10% of its total assets in securities of other investment companies; (b) invest more than 5% of its total assets in securities of any investment company; and (c) purchase more than 3% of the outstanding voting stock of any investment company.

LMP Large Cap Growth Fund. The Fund may invest up to 20% of its net assets plus borrowings for investment purposes in equity securities of companies with market capitalizations not within the top 1,000 stocks of the equity market. The Fund may invest up to 15% of its assets in foreign securities, including securities of emerging market issuers.

LMP Small Cap Growth Fund. The Fund may invest up to 20% of its net assets plus borrowings for investment purposes in equity securities of companies whose market capitalizations exceed the market capitalization of companies included in the Russell 2000 Growth Index. The Fund may invest up to 20% of its assets in non-convertible bonds, notes and other debt securities when the Subadviser believes that their total return potential equals or exceeds the potential return of equity securities. The Fund may invest up to 20% of its total assets in equity securities of foreign issuers.

Money Market Fund. The Fund invests only in those U.S. dollar-denominated debt instruments that meet the high quality and credit risk standards established by the Board of Trustees and consistent with Federal requirements applicable to money market funds. In accordance with such requirements, the Fund will purchase securities that are rated within the top two rating categories by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated the security, by that NRSRO, or if not rated, the securities are deemed of comparable quality by the Subadviser pursuant to standards adopted by the Board of Trustees. Corporate debt securities (bonds, debentures, notes and other similar debt instruments) in which the Fund may invest have 397 days or less to maturity and are considered, under the 1940 Act, to be rated in one of the two highest short term rating categories or, if unrated, are of comparable quality to a security rated in one of the two highest short term ratings categories and have a long term rating in the three highest long term ratings categories. The Fund will invest no more than 5% of its total assets in debt securities which are rated below the top rating category or, if unrated, are of comparable investment quality as determined by the Subadviser. The Fund's investments in bank loan participation agreements represent obligations of corporations and banks having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower.

NACM International Fund. The Fund may not purchase or sell futures or purchase related options if, immediately thereafter, more than 25% of its net assets would be hedged. The Fund also may not purchase or sell futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of the Fund's net assets. Upon the purchase of futures contracts, the Fund will deposit an amount of cash or liquid debt or equity securities equal to the market value of the futures contracts in a segregated account or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

For hedging purposes, the Fund may enter into interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors. The Fund will not enter into any of these transactions unless the unsecured senior debt or the claims paying ability of the other party to the transaction is rated at least "high quality" at the time of the purchase by at least one NRSRO. In addition to the hedging transactions referred to above, the Fund may enter into options, futures and swap transactions to enhance potential gain in circumstances where hedging is not involved. The Fund's net loss exposure resulting from transactions entered into for each purpose will not exceed 5% of the Fund's net assets at any one time and, to the extent necessary, the Fund will close out transactions in order to comply with this limitation.

                                        5
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

The Fund may not enter into transactions for the purpose of arbitrage, or invest in commodities and commodities contracts, except that the Fund may invest in stock index, currency and financial futures contracts and related options in accordance with any rules of the Commodity Futures Trading Commission ("CFTC").


OCC Value Fund. The Fund may invest up to 5% of its total assets in securities issued in initial public offerings (IPOs).


Oppenheimer Global Fund. The Fund may invest in a number of different kinds of derivative investments to seek increased returns or to try to hedge investment risks. It does not currently do so to a significant degree. (See "Additional Information on Portfolio Instruments and Investment Policies -- Derivative Instruments.") The Fund may invest in rights or warrants but does not expect that these investments will exceed 5% of its total assets.

Oppenheimer International Growth Fund. The Fund may invest up to 25% of its total assets in debt securities including up to 5% of its total assets in lower rated debt securities. The Fund may invest up to 15% of its net assets in illiquid securities, provided that no more than 10% of its net assets are invested in restricted securities (see "Additional Information on Portfolio Instruments and Investment Policies -- Illiquid Securities"). The Fund may invest up to 5% in the aggregate of its total assets in swap agreements, put and call options and collars.

The Fund may use various derivative strategies seeking to protect its assets, implement a cash or tax management strategy or enhance its returns. With derivatives, the Subadviser attempts to predict whether an underlying investment will increase or decrease in value at some future time. The Subadviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

Oppenheimer Main Street Fund. The Fund can invest up to 25% of its total assets in lower-grade securities, but it may not invest more than 10% of its total assets in lower-grade securities that are not convertible. The Fund will not invest more than 10% of its net assets in illiquid securities (see "Additional Information on Portfolio Instruments and Investment Policies -- Illiquid Securities").

PIMCO Total Return Fund. Notwithstanding any other fundamental investment policy or limitation, it is a fundamental policy of the Fund that it may pursue its investment objective by investing in one or more underlying investment companies or vehicles that have substantially similar investment objectives, policies and limitations as the Fund.


Schroder International Small Cap Fund. The Fund may borrow money for temporary or emergency purposes only in an amount not to exceed 15% of the Fund's net assets. No more than 5% of the Fund's total assets may be used as initial margin deposit for futures contracts and no more than 20% of the Fund's total assets may be obligated under futures contracts, options, swap agreements, or other derivative instruments at any time. The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the Fund from purchasing, selling, or entering into securities or other instruments backed by physical commodities, foreign currencies, foreign currency forward contracts, foreign currency options, futures contracts, options on futures contracts, swap agreements, or other derivative instruments, subject to compliance with applicable provisions of the federal securities and commodities laws. The Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities as described in this paragraph. The Fund may invest, to a limited extent, in derivatives, but will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns..


S&P 500 Index Fund. The Fund may not: (i) engage in arbitrage transactions, (ii) purchase warrants (other than those acquired by the Fund in units or attached to securities), (iii) sell securities short, but may sell securities short against the box, or (iv) invest more than 10% of its total assets in the securities of any single issuer or hold more than 10% of the voting securities of any single issuer.


Small Cap Stock Index Fund. The Fund may not: (i) engage in arbitrage transactions, (ii) purchase warrants (other than those acquired by the Fund in units or attached to securities), (iii) sell securities short, but may sell securities short against the box, or (iv) invest more than 10% of its total assets in the securities of any single issuer or hold more than 10% of the voting securities of any single issuer.


                                        6
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

VK Aggressive Growth Fund. Up to 35% of the Fund's total assets may be invested in investment grade debt obligations, or if unrated, determined to be of comparable quality by the Subadviser (see "Additional Information on Portfolio Instruments and Investment Policies -- Corporate Debt Securities"). The Fund may invest an amount up to 25% of its total assets at the time of purchase in securities subject to repurchase agreements (see "Additional Information on Portfolio Instruments and Investment Policies -- Repurchase Agreements").

VK Comstock Fund. The Fund generally holds 10% of its total assets in high quality short term debt securities and in investment grade corporate debt securities for liquidity purposes. The Fund may invest up to 10% of its net assets in illiquid securities (see "Additional Information on Portfolio Instruments and Investment Policies -- Illiquid Securities").

VK Equity and Income Fund. The Fund may invest up to 10% of its net assets in illiquid and certain restricted securities. The Fund may not borrow money except for a temporary purpose and then not in excess of 10% of its net assets. The Fund may not purchase securities on margin, sell securities short, purchase or sell commodities or commodities futures contracts, or make loans to any individual. The Fund may not purchase a restricted security or a security for which market quotations are not readily available if as a result of such purchase more than 5% of the Fund's assets would be invested in such securities.

VK Global Real Estate Fund. The Fund shall not concentrate its investment in any one industry, except that the Fund will invest more than 25% of its total assets in the real estate industry and except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time. The Fund shall not write, purchase or sell puts, calls or combinations thereof, except that the Fund may (a) write covered or fully collateralized call options, write secured put options, and enter into closing or offsetting purchase transactions with respect to such options, (b) purchase and sell options to the extent that the premiums paid for all such options owned at any time do not exceed 10% of its total assets and (c) engage in transactions in futures contracts and options on futures contracts transactions provided that such transactions are entered into for bona fide hedging purposes (or meet certain conditions as specified in regulations of the Commodities Futures Trading Commission), and provided further that the aggregate initial margin and premiums do not exceed 5% of the fair market value of the Fund's total assets. The Fund may not make short sales of securities, unless at the time of the sale it owns or has the right to acquire and equal amount of such securities; provided that this prohibition does not apply to the writing of options or the sale of forward contracts, futures contracts, foreign currency futures contracts or related options.

VK Growth and Income Fund. It is currently the policy of the Fund not to invest at the time of purchase more than 5% of its net assets in securities subject to repurchase agreements. The Fund may invest up to 5% of its total assets in companies having a record together with predecessors of less than three years continuous operation and in securities not having readily available market quotations except that the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act, the rules and regulations under the 1940 Act or an exemption or other relief from the provisions of the 1940 Act.

VK Mid Cap Growth Fund. Up to 35% of the Fund's total assets may be invested in investment grade debt obligations, or if unrated, determined to be of comparable quality by the Subadviser (see "Additional Information on Portfolio Instruments and Investment Policies -- Corporate Debt Securities"). The Fund may invest up to 20% of its total assets in securities subject to repurchase agreements.

VK Strategic Growth Fund. The Fund may, under normal market conditions, hold up to 15% of its net assets in money market instruments (as defined previously under "Temporary, Defensive Investments") and repurchase agreements (see "Additional Information on Portfolio Instruments and Investment Policies -- Repurchase Agreements"). The Fund may invest up to 10% of its net assets in illiquid securities (see "Additional Information on Portfolio Instruments and Investment Policies -- Illiquid Securities"). The Fund may also engage in the use of options, futures and forward contracts, including but not limited to, forward foreign currency exchange contracts and foreign currency options. The Fund is also permitted to invest in special situation companies, emerging markets securities, reverse repurchase agreements and securities of unseasoned issuers.

                                        7
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND
                               INVESTMENT POLICIES
The Funds invest in a variety of securities and employ a number of investment techniques that involve certain risks. The Prospectus for the Funds highlights the principal investment strategies, investment techniques and risks. This SAI contains additional information regarding both the principal and non-principal investment strategies of the Funds. The following table sets forth additional information concerning permissible investments and techniques for each of the Funds. A "Y" in the table indicates that the Fund may purchase or engage in the corresponding instrument or technique. A "N" indicates the Fund (1) is prohibited by investment restriction or policy from purchasing the instrument or engaging in the technique or (2) does not intend to purchase or engage in the corresponding instrument or technique although the Fund is not prohibited from doing so. Following the table is further information describing the investments and techniques listed in the table. Certain strategies of the Funds as described above may modify the information contained in the following pages ("Additional Information" section).

                                        8
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------


--------------------------------------- --------   ----------    ---------  ----------  ---------- --------- ---------- ---------
                                                                                                   Dreyfus
                                                                                        Dreyfus    Premier  Franklin
                                        AIM         AIM                                 Founders   Small     Small      Jennison
                                        Basic     International  Columbia   Davis NY     Equity    Cap       Cap        20/20
                                        Value       Equity      Technology   Venture     Growth    Value     Value      Focus
Type of Investment or Technique         Fund         Fund         Fund       Fund        Fund      Fund      Fund       Fund
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Asset Backed Securities(1)                 Y            Y           N           N           Y         N          Y         N
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Bank obligations                           Y            Y           Y           Y           Y         Y          Y         Y
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Borrowing money(2)                         Y            Y           Y           Y           Y         Y          Y         Y
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Collateralized mortgage obligations(3)     Y            Y           N           Y           N         N          Y         N
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Commercial paper                           Y            Y           Y           Y           Y         Y          Y         Y
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Common stocks of U.S. companies            Y            Y           Y           Y           Y         Y          Y         Y
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Convertible securities                     Y            Y           Y           Y           Y         Y          Y         Y
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Delayed funding loans & revolving
credit facilities                          N            N           N           N           N         N          N         N
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Depositary receipts(4)                     Y            Y           Y           Y           Y         Y          Y         Y
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Developing country/emerging market
securities(4)                              Y            Y           N           Y           Y         N          Y         Y
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Event-linked exposure                      N            N           N           N           N         N          N         N
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Foreign currency options and futures       Y            Y           Y           Y           Y         N          Y         Y
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Foreign securities                         Y            Y           Y           Y           Y         Y          Y         Y
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Forward foreign currency exchange
contracts                                  Y            Y           Y           Y           Y         N          N         Y
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Futures(5)                                 Y            Y           Y           Y           Y         Y          Y         Y
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Guaranteed Investment Contracts            N            N           N           N           Y         N          N         N
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Illiquid securities                        Y            Y           Y           Y           Y         Y          Y         Y
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Investment company securities (incl.
ETFs)                                      Y            Y           Y           Y           Y         Y          Y         Y
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Lending portfolio securities               Y            Y           Y           Y           Y         Y          Y         Y
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Loan Participations and Assignments        N            N           Y           N           N         Y          Y         N
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Long-term corporate debt(1)                Y            Y           N           Y           Y         Y          Y         Y
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Money market instruments(6)                Y            Y           Y           Y           Y         Y          Y         Y
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Mortgage dollar rolls(7)                   Y            Y           N           N           N         N          N         N
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Mortgage-related securities                Y            Y           N           Y           Y         N          Y         N
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Non-investment grade debt(1)               N            N           N           Y           Y         N          Y         N
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Options(5)                                 Y            Y           Y           Y           Y         Y          Y         Y
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Preferred stocks                           Y            Y           Y           Y           Y         Y          Y         Y
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Real estate investment trusts (REITs)      Y            Y           Y           Y           Y         Y          Y         Y
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Repurchase agreements                      Y            Y           Y           Y           Y         Y          Y         Y
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Restricted securities(8)                   Y            Y           Y           Y           Y         Y          Y         Y
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Reverse repurchase & dollar roll
agreements                                 N            Y           Y           N           Y         Y          N         N
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Short sales (against the box)              Y            Y           Y           Y           Y         N          Y         Y
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Small company stocks                       Y            Y           Y           Y           Y         Y          Y         Y
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Sovereign debt (foreign) (4)               Y            Y           N           N           Y         N          N         N
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Special situation companies                Y            Y           Y           Y           Y         Y          Y         Y
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Stripped Mortgage Securities(3)            N            N           N           N           N         N          N         N
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Structured notes                           N            N           N           N           N         N          Y         Y
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Swap Agreements                            Y            Y           N           Y           N         N          N         Y
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Taxable and tax exempt municipal
securities                                 N            Y           N           Y           Y         N          N         N
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
U.S. Government obligations                Y            Y           Y           Y           Y         Y          Y         Y
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Variable and floating rate notes           N            N           N           N           Y         N          N         N
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Warrants and Rights                        Y            Y           Y           Y           Y         Y          Y         Y
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
When-issued / delayed-delivery
securities                                 Y            Y           Y           Y           Y         Y          Y         Y
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------
Zero Coupon/Pay-in Kind Securities         N            N           N           Y           N         N          Y         N
--------------------------------------- ---------   ----------   ---------  ----------  ---------- --------- ---------- ---------

See footnotes to Investment Policy Table

                                        9
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------


--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
                                                                       LMP       LMP
                                                                       Large     Small                            Neuberger
                                        Jennison  LM           LM      Cap       Cap       Money       NACM       Berman
                                        Growth    Growth       Value   Growth    Growth    Market   International Regency
Type of Investment or Technique         Fund      Fund         Fund    Fund      Fund      Fund        Fund       Fund
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Asset Backed Securities(1)                 N          Y         Y         Y         Y          Y         N         N
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Bank obligations                           Y          Y         Y         Y         Y          Y         N         N
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Borrowing money(2)                         Y          Y         Y         Y         Y          Y         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Collateralized mortgage obligations(3)     Y          Y         Y         Y         Y          Y         N         N
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Commercial paper                           Y          Y         Y         Y         Y          Y         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Common stocks of U.S. companies            Y          Y         Y         Y         Y          N         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Convertible securities                     Y          Y         Y         Y         Y          N         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Delayed funding loans & revolving
credit facilities                          N          N         N         N         N          N         N         N
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Depositary receipts(4)                     Y          Y         Y         Y         Y          Y         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Developing country/emerging market
securities(4)                              Y          Y         Y         Y         Y          N         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Event-linked exposure                      N          N         N         N         N          N         N         N
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Foreign currency options and futures       Y          Y         Y         Y         Y          N         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Foreign securities                         Y          Y         Y         Y         Y          Y         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Forward foreign currency exchange
contracts                                  Y          Y         Y         Y         Y          N         Y         N
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Futures(5)                                 Y          Y         Y         Y         Y          N         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Guaranteed Investment Contracts            Y          N         N         N         N          N         N         N
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Illiquid securities                        Y          Y         Y         Y         Y          Y         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Investment company securities (incl.
ETFs)                                      Y          Y         Y         Y         Y          Y         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Lending portfolio securities               Y          Y         Y         Y         Y          Y         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Loan Participations and Assignments        Y          N         N         Y         Y          Y         N         N
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Long-term corporate debt(1)                Y          Y         Y         Y         Y          N         Y         N
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Money market instruments(6)                Y          Y         Y         Y         Y          Y         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Mortgage dollar rolls(7)                   N          Y         Y         Y         Y          N         N         N
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Mortgage-related securities                Y          Y         Y         Y         Y          Y         N         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Non-investment grade debt(1)               N          Y         Y         N         N          N         N         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Options(5)                                 Y          Y         Y         Y         Y          N         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Preferred stocks                           Y          Y         Y         Y         Y          N         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Real estate investment trusts (REITs)      Y          Y         Y         Y         Y          N         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Repurchase agreements                      Y          Y         Y         Y         Y          Y         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Restricted securities(8)                   Y          Y         Y         Y         Y          Y         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Reverse repurchase & dollar roll
agreements                                 N          Y         Y         Y         Y          Y         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Short sales (against the box)              Y          Y         Y         Y         Y          N         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Small company stocks                       Y          Y         Y         Y         Y          N         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Sovereign debt (foreign) (4)               Y          Y         Y         Y         Y          Y         Y         N
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Special situation companies                Y          Y         Y         Y         Y          N         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Stripped Mortgage Securities(3)            Y          Y         Y         Y         Y          N         N         N
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Structured notes                           N          N         N         N         N          N         N         N
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Swap Agreements                            Y          Y         Y         Y         Y          N         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Taxable and tax exempt municipal
securities                                 Y          Y         Y         Y         Y          N         N         N
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
U.S. Government obligations                Y          Y         Y         Y         Y          Y         N         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Variable and floating rate notes           Y          Y         Y         Y         Y          Y         N         N
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Warrants and Rights                        Y          Y         Y         Y         Y          N         Y         N
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
When-issued / delayed-delivery
securities                                 Y          Y         Y         Y         Y          Y         Y         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------
Zero Coupon/Pay-in Kind Securities         Y          Y         Y         Y         Y          N         N         Y
--------------------------------------- --------- ---------- --------- --------- --------- ---------- --------- ---------

See footnotes to Investment Policy Table

                                        10
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Type of Investment or Technique                                       Oppenheimer            Oppenheimer   Oppenheimer  PIMCO
                                        OCC         OCC         OCC    Developing Oppenheimer International Main         Total
                                        Opportunity Renaissance Value    Markets    Global    Growth        Street       Return
                                        Fund        Fund        Fund     Fund       Fund      Fund          Fund         Fund
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Asset Backed Securities(1)                  Y         N          N         N          Y         Y              Y          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Bank obligations                            Y         Y          Y         N          Y         Y              Y          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Borrowing money(2)                          Y         Y          Y         Y          Y         Y              Y          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Collateralized mortgage obligations(3)      Y         N          N         N          Y         Y              Y          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Commercial paper                            Y         Y          Y         Y          Y         Y              Y          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Common stocks of U.S. companies             Y         Y          Y         Y          Y         Y              Y          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Convertible securities                      Y         Y          Y         Y          Y         Y              Y          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Delayed funding loans & revolving
credit facilities                           Y         N          N         N          N         N              N          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Depositary receipts(4)                      Y         Y          Y         N          Y         Y              Y          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Developing country/emerging market
securities(4)                               Y         Y          Y         Y          Y         Y              Y          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Event-linked exposure                       Y         N          N         N          N         N              N          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Foreign currency options and futures        Y         Y          Y         Y          Y         Y              Y          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Foreign securities                          Y         Y          Y         Y          Y         Y              Y          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Forward foreign currency exchange
contracts                                   Y         Y          Y         N          Y         Y              Y          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Futures(5)                                  Y         Y          Y         Y          Y         Y              Y          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Guaranteed Investment Contracts             N         N          N         N          N         N              N          N
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Illiquid securities                         Y         Y          Y         Y          Y         Y              Y          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Investment company securities (incl.
ETFs)                                       Y         Y          Y         Y          Y         Y              Y          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Lending portfolio securities                Y         Y          Y         Y          Y         Y              Y          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Loan Participations and Assignments         Y         N          N         N          N         N              N          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Long-term corporate debt(1)                 Y         Y          Y         Y          Y         Y              Y          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Money market instruments(6)                 Y         Y          Y         N          Y         Y              Y          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Mortgage dollar rolls(7)                    Y         N          N         N          Y         Y              Y          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Mortgage-related securities                 Y         N          N         N          Y         Y              Y          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Non-investment grade debt(1)                Y         N          N         Y          Y         Y              Y          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Options(5)                                  Y         Y          Y         Y          Y         Y              Y          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Preferred stocks                            Y         Y          Y         Y          Y         Y              Y          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Real estate investment trusts (REITs)       Y         Y          Y         N          Y         N              Y          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Repurchase agreements                       Y         Y          Y         Y          Y         Y              Y          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Restricted securities(8)                    Y         Y          Y         Y          Y         Y              Y          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Reverse repurchase & dollar roll
agreements                                  N         N          N         N          Y         Y              Y          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Short sales (against the box)               Y         N          N         N          N         N              N          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Small company stocks                        Y         Y          Y         Y          Y         Y              Y          N
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Sovereign debt (foreign) (4)                Y         Y          Y         N          Y         Y              Y          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Special situation companies                 N         Y          Y         N          Y         Y              Y          N
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Stripped Mortgage Securities(3)             Y         N          N         N          Y         Y              Y          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Structured notes                            N         N          N         N          N         N              N          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Swap Agreements                             Y         N          N         N          N         Y              Y          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Taxable and tax exempt municipal
securities                                  Y         N          N         N          N         N              N          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
U.S. Government obligations                 Y         Y          Y         N          Y         Y              Y          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Variable and floating rate notes            Y         Y          Y         N          Y         Y              Y          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Warrants and Rights                         Y         Y          Y         Y          Y         Y              Y          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
When-issued / delayed-delivery
securities                                  Y         Y          Y         Y          Y         Y              Y          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------
Zero Coupon/Pay-in Kind Securities          Y         N          N         N          Y         Y              Y          Y
--------------------------------------- ---------- --------- ---------- --------- ---------- ---------     ----------  ---------

See footnotes to Investment Policy Table

                                        11
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
                                                                Small
                                         Schroder               Cap
                                       International  S&P 500   Stock     Target     TargetPLUS  TargetPLUS  TargetPLUS TargetPLUS
                                         Small        Index     Index     Double      Balanced    Equity      Growth    Moderate
Type of Investment or Technique          Cap Fund     Fund      Fund      Play Fund   Fund        Fund        Fund      Fund
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Asset Backed Securities(1)                   Y           Y         Y          Y          Y            Y          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Bank obligations                             Y           Y         Y          N          Y            N          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Borrowing money(2)                           Y           Y         Y          Y          Y            Y          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Collateralized mortgage obligations(3)       Y           N         N          N          Y            N          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Commercial paper                             Y           Y         Y          Y          Y            Y          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Common stocks of U.S. companies              Y           Y         Y          Y          Y            Y          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Convertible securities                       Y           Y         Y          Y          Y            Y          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Delayed funding loans & revolving
credit facilities                            N           N         N          N          Y            N          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Depositary receipts(4)                       Y           Y         Y          Y          Y            Y          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Developing country/emerging market
securities(4)                                Y           Y         Y          N          Y            Y          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Event-linked exposure                        N           N         N          N          Y            N          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Foreign currency options and futures         Y           N         N          N          Y            N          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Foreign securities                           Y           Y         Y          Y          Y            Y          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Forward foreign currency exchange
contracts                                    Y           N         N          N          Y            N          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Futures(5)                                   Y           Y         Y          N          Y            N          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Guaranteed Investment Contracts              N           N         N          N          Y            N          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Illiquid securities                          Y           Y         Y          Y          Y            Y          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Investment company securities (incl.
ETFs)                                        Y           Y         Y          Y          Y            Y          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Lending portfolio securities                 Y           Y         Y          Y          Y            Y          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Loan Participations and Assignments          N           N         N          N          Y            N          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Long-term corporate debt(1)                  Y           N         N          N          Y            N          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Money market instruments(6)                  Y           Y         Y          Y          Y            Y          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Mortgage dollar rolls(7)                     Y           N         N          N          Y            N          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Mortgage-related securities                  Y           Y         Y          N          Y            N          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Non-investment grade debt(1)                 Y           N         N          N          Y            N          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Options(5)                                   Y           Y         Y          N          Y            N          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Preferred stocks                             Y           Y         Y          Y          Y            Y          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Real estate investment trusts (REITs)        Y           Y         Y          Y          Y            Y          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Repurchase agreements                        Y           Y         Y          Y          Y            Y          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Restricted securities(8)                     Y           Y         Y          Y          Y            Y          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Reverse repurchase & dollar roll
agreements                                   Y           Y         Y          Y          Y            Y          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Short sales (against the box)                Y           Y         Y          N          Y            N          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Small company stocks                         Y           Y         Y          Y          Y            Y          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Sovereign debt (foreign) (4)                 Y           N         N          N          Y            N          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Special situation companies                  Y           Y         Y          Y          Y            Y          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Stripped Mortgage Securities(3)              N           N         N          N          Y            N          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Structured notes                             Y           N         N          N          Y            N          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Swap Agreements                              Y           N         N          N          Y            N          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Taxable and tax exempt municipal
securities                                   Y           Y         Y          N          Y            N          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
U.S. Government obligations                  Y           Y         Y          Y          Y            Y          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Variable and floating rate notes             Y           Y         Y          Y          Y            Y          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Warrants and Rights                          Y           Y         Y          Y          Y            Y          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
When-issued / delayed-delivery
securities                                   Y           Y         Y          Y          Y            Y          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------
Zero Coupon/Pay-in Kind Securities           Y           N         N          N          Y            N          Y         Y
---------------------------------------- ----------   --------- --------- ----------  ---------   ----------  --------- ---------

See footnotes to Investment Policy Table

                                        12
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------


---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Type of Investment or Technique                               VK                    VK       VK
                                          VK                  Equity    VK         Global    Growth    VK Mid     VK
                                        Aggressive VK         and       Global     Real      and       Cap        Strategic
                                         Growth    Comstock   Income    Franchise  Estate    Income    Growth     Growth
                                         Fund      Fund       Fund      Fund       Fund      Fund      Fund       Fund
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Asset Backed Securities(1)                  N          N         Y          Y         N         N          N         N
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Bank obligations                            Y          Y         Y          Y         N         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Borrowing money(2)                          Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Collateralized mortgage obligations(3)      N          N         N          N         N         N          N         N
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Commercial paper                            Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Common stocks of U.S. companies             Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Convertible securities                      Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Delayed funding loans & revolving
credit facilities                           N          N         N          N         N         N          N         N
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Depositary receipts(4)                      Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Developing country/emerging market
securities(4)                               Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Event-linked exposure                       N          N         N          N         N         N          N         N
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Foreign currency options and futures        Y          N         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Foreign securities                          Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Forward foreign currency exchange
contracts                                   Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Futures(5)                                  Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Guaranteed Investment Contracts             N          N         N          N         N         N          N         N
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Illiquid securities                         Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Investment company securities (incl.
ETFs)                                       Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Lending portfolio securities                Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Loan Participations and Assignments         N          N         N          N         N         N          N         N
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Long-term corporate debt(1)                 Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Money market instruments(6)                 Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Mortgage dollar rolls(7)                    N          N         N          N         N         N          N         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Mortgage-related securities                 N          N         Y          Y         Y         N          N         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Non-investment grade debt(1)                N          N         Y          N         N         N          N         N
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Options(5)                                  Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Preferred stocks                            Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Real estate investment trusts (REITs)       Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Repurchase agreements                       Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Restricted securities(8)                    Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Reverse repurchase & dollar roll
agreements                                  Y          N         N          Y         N         N          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Short sales (against the box)               Y          N         N          Y         Y         N          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Small company stocks                        Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Sovereign debt (foreign) (4)                N          N         Y          Y         N         Y          N         N
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Special situation companies                 Y          Y         N          Y         N         N          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Stripped Mortgage Securities(3)             N          N         N          N         N         N          N         N
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Structured notes                            N          N         N          N         N         N          N         N
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Swap Agreements                             N          N         N          Y         Y         N          N         N
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Taxable and tax exempt municipal
securities                                  N          N         N          Y         N         N          N         N
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
U.S. Government obligations                 Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Variable and floating rate notes            N          N         N          Y         Y         N          N         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Warrants and Rights                         Y          Y         Y          Y         Y         Y          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
When-issued / delayed-delivery
securities                                  Y          N         Y          Y         Y         N          Y         Y
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------
Zero Coupon/Pay-in Kind Securities          N          N         Y          Y         Y         N          N         N
---------------------------------------- --------- ---------- --------- ---------- --------- --------- ---------- ---------

See footnotes to Investment Policy Table

                                        13
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------


Footnotes to Investment Policy Table

(1)     See description of "Corporate Debt Securities"
(2)     See description of "Risks of Techniques Involving Leverage"
(3)     See description of "Mortgage-Related Securities"
(4)     See description of "Foreign Securities"
(5)     See also the description of "Futures and Options Investment Risks"
(6)     See description of "Investment Company Securities"
(7)     See description of "Reverse Repurchase Agreements and Dollar Roll Agreements"
(8)     See description of "Illiquid Securities"

BANK OBLIGATIONS
Certain Funds may invest in bank obligations consisting of bankers' acceptances, certificates of deposit and time deposits.

Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations if (a) at the time of investment, the depository or institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

Certain Funds may also invest in Eurodollar certificates of deposit ("Euro CDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee certificates of deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar time deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or foreign bank; and Canadian time deposits, which are basically the same as ETDs, except they are issued by Canadian offices of major Canadian banks.

Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues.

COMMERCIAL PAPER
Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than 9 months and fixed rates of return.

Certain Funds may invest in commercial paper rated in any rating category or not rated by an NRSRO. In general, investment in lower-rated instruments is more risky than investment in instruments in higher-rated categories. For a description of the rating symbols of each NRSRO, see Appendix A. The Funds may also invest in U.S. dollar denominated commercial paper, including U.S. dollar denominated commercial paper issued by a Canadian corporation or issued by a European-based corporation.

                                        14
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

COMMON STOCKS
Certain Funds may invest in equity securities including common stocks. Common stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

CONVERTIBLE SECURITIES
Certain Funds may invest in convertible securities. Convertible securities give the holder the right to exchange the security for a specific number of shares of common stock, the cash value of common stock or some other equity security. Convertible securities include convertible preferred stocks, convertible bonds, notes and debentures, and other securities. Convertible securities typically involve less credit risk than common stock of the same issuer because convertible securities are "senior" to common stock -- i.e., they have a prior claim against the issuer's assets. Convertible securities generally pay lower dividends or interest than non-convertible securities of similar quality. They may also reflect changes in the value of the underlying common stock.

Certain Funds may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables the Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 10% of its net assets in such synthetic securities and other illiquid securities.

CORPORATE DEBT SECURITIES
Depending upon the prevailing market conditions, the Subadviser may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value the yield will be lower than the coupon rate. Such obligations, in the case of debentures will represent unsecured promises to pay, and in the case of notes and bonds, may be secured by mortgages on real property or security interests in personal property and will in most cases differ in their interest rates, maturities and times of issuance.

Certain Funds may invest in securities which are rated the fourth highest rating group assigned by an NRSRO (e.g., securities rated BBB by S&P or Baa by Moody's) or, if not rated, are of comparable quality as determined by the Subadviser ("Medium-Grade Securities"). After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. A split rated security, i.e., rated in the fourth highest category by one NRSRO and also rated below the fourth highest category by another NRSRO, will not be considered a "medium grade security."

As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of an issuer to make payments of principal and interest. Medium-Grade Securities are considered by Moody's to have speculative characteristics.

Certain Funds may invest in lower rated securities. Fixed income securities with ratings below Baa (Moody's) or BBB (S&P) are considered below investment grade and are commonly referred to as "junk" bonds ("Lower Rated Securities").

                                        15
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

These Lower Rated Securities generally offer higher interest payments because the company that issues the bond -- the issuer -- is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, the issuer has financial difficulties, or the issuer has a greater amount of debt.

Some risks of investing in lower rated securities include:
o Greater credit risk -- Because of their more precarious financial position, issuers of high yield bonds may be more vulnerable to changes in the economy or to interest rate changes that might affect their ability to repay debt.
o Reduced liquidity -- There are fewer investors willing to buy high yield bonds than there are for higher rated, investment grade securities. Therefore, it may be more difficult to sell these securities or to receive a fair market price for them.
o Lack of historical data -- Because high yield bonds are a relatively new type of security, there is little data to indicate how such bonds will behave in a prolonged economic downturn. However, there is a risk that such an economic downturn would negatively affect the ability of issuers to repay their debts, leading to increased defaults and overall losses to the Fund.
Particular types of Medium-Grade and Lower Rated Securities may present special concerns. The prices of payment-in-kind or zero-coupon securities react more strongly to changes in interest rates than the prices of other Medium-Grade or Lower Rated Securities. Some Medium-Grade Securities and some Lower Rated Securities in which a Fund may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that such Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

The credit ratings issued by Moody's and S&P are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade or Lower Rated Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, the Subadviser conducts its own independent credit analysis of Medium-Grade and Lower Rated Securities.


Collateralized Debt Obligations. The Funds may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.


For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Statement of Additional Information, CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other

                                        16
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES
Certain Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times segregate or "earmark" assets, determined to be liquid in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments.


Certain Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Funds currently intend to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Funds' limitation on illiquid investments. For a further discussion of the risks involved in investing in Loan Participations and other forms of direct indebtedness see "Loan Participations and Assignments." Participation interests in revolving credit facilities will be subject to the limitations discussed in "Loan Participations and Assignments." Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust's investment restriction relating to the lending of funds or assets by a Portfolio.

DERIVATIVE INSTRUMENTS
Certain Funds (other than the Money Market Fund) may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options, forward currency contracts and swaps, to hedge a Fund's portfolio or for risk management or for any other permissible purposes consistent with that Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.


Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

Generally, any Fund that invests in derivative instruments is required to segregate cash and/or liquid securities to the extent that its obligations under the instrument are not otherwise "covered" through ownership of the underlying security, financial instrument, or currency. As an investment company registered with the SEC, the Trust is subject to the federal securities laws, the 1940 Act, related regulations, and published positions of the SEC and the staff of the SEC. Further, in accordance with these positions, with respect to certain kinds of derivatives, the Trust must "set

                                        17
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
aside" (sometimes referred to as "asset segregation") liquid assets or engage in other SEC or SEC staff approved measures while the derivative contracts are still open. For example, with respect to forward contracts and futures that are not legally required to "cash settle," the Trust must cover the open position by setting aside liquid assets in an amount equal to the contract's full notional value. With respect to forward contracts and futures that are required to "cash settle," however, the Trust is permitted to set aside liquid assets in an amount equal to the Trust's daily marked to market (net) obligation, if any, (in other words, the Trust's daily net liability, if any) rather than the notional value.

Hybrid instruments: A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.


Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund. Each Fund that invests in hybrid instruments will not invest more than 5% of its total assets in hybrid instruments.


Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. Certain Funds will invest only in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the Commodity Exchange Act.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds' investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

EVENT-LINKED EXPOSURE
Certain Funds may obtain event-linked exposure by investing in "event-linked bonds" or "event-linked swaps," or implement "event-linked strategies." Event-linked exposure results in gains that typically are contingent on the nonoccurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as "catastrophe bonds." They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus

                                        18
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose the Fund to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

FOREIGN CURRENCY OPTIONS AND FUTURES TRANSACTIONS
Certain Funds may invest in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of an option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.

A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against the decline of the value of the currency, it would not have to exercise its put. Similarly, if a Fund has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of the purchase and the settlement date, the Fund would not have to exercise its call, but could acquire in the spot market the amount of foreign currency needed for settlement.

Certain Funds may invest in foreign currency futures transactions. As part of its financial futures transactions, the Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Fund may be able to achieve many of the same objectives it may achieve through forward foreign currency exchange contracts more effectively and possibly at a lower cost. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery, and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

FOREIGN SECURITIES
Certain Funds may invest in securities of foreign issuers. Investing in foreign securities (including through the use of depository receipts) involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated

                                        19
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

Many European countries have adopted a single European currency, commonly referred to as the "euro." The long-term consequences of the euro conversion on foreign exchange rates, interest rates and the value of European securities, all of which may adversely affect the Fund(s), are still uncertain.

Investment in Companies in Developing Countries/Emerging Markets
Certain Funds may invest from time to time in companies in developing countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization.

Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. For example, certain countries, including, China, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% (10% for certain Funds) of its net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the

                                        20
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries. In addition, developing countries may have or enact restrictions on the right of foreign investors to repatriate their capital and to remit profits abroad.

Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

Depositary Receipts
For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent an interest in the securities of a foreign issuer deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all of the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the United States for many ADRs. Certain Funds may also invest in EDRs and GDRs which are receipts evidencing an arrangement with European and other banks similar to that for ADRs and are designed for use in European and other securities markets. EDRs and GDRs are not necessarily denominated in the currency of the underlying security.

Certain depositary receipts, typically those categorized as unsponsored, require the holders to bear most of the costs of such facilities while issuers of sponsored facilities normally pay more of the costs. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

Foreign Sovereign Debt
Certain Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiation, new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

                                        21
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Certain Funds may invest in forward foreign currency exchange contracts. A Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

The Funds may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the United States dollar cost or proceeds, as the case may be. By entering into a forward currency contract in United States dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, such Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. Additionally, for example, when a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward currency sale contract to sell an amount of that foreign currency approximating the value of some or all of that Fund's portfolio securities or other assets denominated in such foreign currency. Alternatively, when a Fund believes a foreign currency will increase in value relative to the U.S. dollar, it may enter into a forward currency purchase contract to buy that foreign currency for a fixed U.S. dollar amount; however, this tends to limit potential gains which might result from a positive change in such currency relationships.


The Subadvisers believe that it is important to have the flexibility to enter into such forward contracts when they determine that to do so is in the best interests of a Fund. They may use foreign currency options and forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. To the extent that the currency is not being used for hedging purposes, the Fund will segregate or "earmark" cash or assets determined to be liquid.


If the Fund retains the portfolio security and engages in an offsetting transaction, such Fund will incur a gain or a loss to the extent that there has been a movement in forward currency contract prices. If the Fund engages in an offsetting transaction it may subsequently enter into a new forward currency contract to sell the foreign currency. If forward prices decline during the period between which a Fund enters into a forward currency contract for the sale of foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, such Fund would realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. The Funds will have to convert their holdings of foreign currencies into United States dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.


FUTURES
Certain Funds (other than the Money Market Fund) may enter into futures contracts. This investment technique is designed primarily to hedge against anticipated future changes in market conditions or foreign exchange rates which otherwise might adversely affect the value of securities which a Fund holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contract, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.


The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price to sell or to purchase the underlying futures contract, upon exercising the option any time during the option period.

                                        22
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Futures transactions involve broker costs and require a Fund to segregate liquid assets, such as cash, U.S. government securities or other liquid high-grade debt obligations to cover its performance under such contracts. A Fund may lose the expected benefit of futures contracts if interest rates, securities or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with its portfolio securities and foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, foreign exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

FUTURES AND OPTIONS INVESTMENT RISKS
A Fund will incur brokerage fees in connection with its futures and options transactions, and it will be required to segregate funds for the benefit of brokers as margin to guarantee performance of its futures and options contracts. In addition, while such contracts will be entered into to reduce certain risks, trading in these contracts entails certain other risks. Thus, while a Fund may benefit from the use of futures contracts and related options, unanticipated changes in interest rates may result in a poorer overall performance for that Fund than if it had not entered into any such contracts. Additionally, the skills required to invest successfully in futures and options may differ from skills required for managing other assets in the Fund's portfolio.


Pursuant to a claim for exemption filed with the Commodity Futures Trading Commission ("CFTC") on behalf of the Funds, neither the Trust nor the Funds are deemed to be a "commodity pool" or "commodity pool operator" under the Commodity Exchange Act ("CEA"), and they are not subject to registration or regulation as such under the CEA. The Manager is not deemed to be a "commodity pool operator" with respect to its service as investment adviser to the Funds.


A Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which such Fund holds or intends to purchase. When futures contracts or options thereon are purchased to protect against a price increase on securities intended to be purchased later, it is anticipated that at least 25% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of: (1) accrued profit on such contracts held by the broker; (2) cash or high-quality money market instruments set aside in an identifiable manner; and (3) cash proceeds from investments due in 30 days.

GUARANTEED INVESTMENT CONTRACTS
A Guaranteed Investment Contract ("GIC") is a pure investment product in which a life insurance company agrees, for a single premium, to pay the principal amount of a predetermined annual crediting (interest) rate over the life of the investment, all of which is paid at the maturity date. GICs typically guarantee the interest rate paid but not the principal.

ILLIQUID SECURITIES
Securities in which each of the Funds may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) Securities"). Section 4(2) Securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Funds, who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) Securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) Securities, thus providing liquidity. The Trust's Board of Trustees has delegated to the Subadvisers the day-to-day authority to determine whether a particular issue of
Section 4(2) Securities that are eligible for resale under Rule 144A under the 1933 Act should be treated as liquid. Rule 144A provides a safe-harbor exemption from the registration requirements of the 1933 Act for resales to "qualified institutional

                                        23
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
buyers" as defined in the Rule. With the exception of registered broker-dealers, a qualified institutional buyer must generally own and invest on a discretionary basis at least $100 million in securities.

The Subadvisers may deem Section 4(2) Securities liquid if they believe that, based on the trading markets for such security, such security can be disposed of within seven (7) days in the ordinary course of business at approximately the amount at which a Fund has valued the security. In making such determination, the Subadvisers generally consider any and all factors that they deem relevant, which may include: (i) the credit quality of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of market-place trades.

Subject to the limitations described above, the Funds may acquire investments that are illiquid or of limited liquidity, such as private placements or investments that are not registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by a Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity. A Fund may not invest in additional illiquid securities if, as a result, more than 15% (10% in the case of the Money Market
Fund) of the market value of its net assets would be invested in illiquid securities.

Treatment of Section 4(2) Securities as liquid could have the effect of decreasing the level of a Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

INVESTMENT COMPANY SECURITIES
The Funds may not invest in shares of other mutual funds in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. However, as permitted by the 1940 Act, a Fund may invest in securities issued by other investment companies, so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of a Fund's total assets will be invested in the securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. The foregoing restrictions do not apply to investments by the Funds in investment companies that are money market funds, including the Money Market Fund or another money market fund that has an affiliate of the Manager as an investment adviser. As a shareholder of another investment company, a Fund would indirectly bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne indirectly by shareholders.

Exchange Traded Funds
The Funds may invest in investment companies in the form of various exchange traded funds ("ETFs"), subject to the Fund's investment objectives, policies, and strategies as described in the Prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of ETFs include:
o "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.
o "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies quoted through Nasdaq. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

                                        24
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

o "iShares" which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.
o "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a Fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the Fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry, sector or index. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a Fund can generate brokerage expenses.

LENDING OF PORTFOLIO SECURITIES
In order to generate additional income, the Funds may, from time to time, lend up to 33 1/3% of their portfolio securities to broker-dealers, banks or institutional borrowers of securities. A Fund must receive initial collateral equal to 102% (105% for foreign securities) of the market value of domestic securities and 100% thereafter (or current percentage consistent with applicable legal or regulatory limitations) in the form of cash or U.S. government securities. This collateral must be valued daily by the Fund and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to a Fund, the Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions determined to be creditworthy by the Manager.

LOAN PARTICIPATIONS AND ASSIGNMENTS
Loans, loan participations and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.


Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Fund relies on its Subadviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.


MORTGAGE-RELATED SECURITIES
Certain Funds may, consistent with their investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. In addition, certain Funds may invest in mortgage-related securities issued by non-governmental entities, including collateralized mortgage obligations structured as pools of mortgage pass-through certificates or mortgage loans, subject to the rating limitations described in the Prospectus.


Mortgage-related securities, for purposes of the Prospectus and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as GNMA and government-related


                                        25
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
organizations such as FNMA and the FHLMC, as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. Accelerated prepayments have an adverse impact on yields for pass-through securities purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is prepaid. The opposite is true for pass-through securities purchased at a discount. The Funds may purchase mortgage-related securities at a premium or at a discount. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return to the Funds. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Funds will receive when these amounts are reinvested.

There are a number of important differences among the agencies and the instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guaranty is backed by the full-faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates are also supported by the authority of the GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC mortgage participation certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, organized pursuant to an Act of Congress, which is owned entirely by the Federal Home Loan banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Collateralized Mortgage Obligations
Mortgage-related securities in which the Funds may invest may also include collateralized mortgage obligations ("CMOs"). CMOs are debt obligations issued generally by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government-related guarantors, including GNMA, FNMA and FHLMC, together with certain funds and other collateral. Although payment of the principal of and interest on the mortgage-backed certificates pledged to secure the CMOs may be guaranteed by GNMA, FNMA or FHLMC, the CMOs represent obligations solely of the issuer and are not insured or guaranteed by GNMA, FHLMC, FNMA or any other governmental agency, or by any other person or entity. The issuers of the CMOs typically have no significant assets other than those pledged as collateral for the obligations.

                                        26
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

CMOs are issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the mortgage loans or the mortgage assets underlying the CMOs may cause some or all of the classes of CMOs to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs on a monthly basis.

The principal of and interest on the mortgage assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the mortgage assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

Stripped Mortgage Securities
Certain Funds may invest in stripped mortgage securities. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.

In addition to the stripped mortgage securities described above, certain Funds may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. Such Funds may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions. POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the Fund.

Certain Funds may also purchase stripped mortgage-backed securities for hedging purposes to protect the Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. With respect to IOs, if the underlying mortgage securities experience greater than anticipated prepayments of

                                        27
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
principal, the Fund may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.


OPTIONS
Certain Funds (other than the Money Market Fund) may write (or sell) put and call options on the securities that the Fund is authorized to buy or already holds in its portfolio. These option contracts may be listed for trading on a national securities exchange or traded over-the-counter. Certain Funds may also purchase put and call options.


A call option gives the purchaser of the option the right to buy, and the writer has the obligation to sell, the underlying security or foreign currency at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or foreign currency at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. Put and call options purchased by the Funds are valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

In order to close out a call option it has written, the Fund will enter into a "closing purchase transaction" (the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which such Fund previously has written). When the portfolio security or currency subject to a call option is sold, the Fund will effect a closing purchase transaction to close out an existing call option on that security or currency. If such Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or that Fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the option holder, the Fund will forego the potential benefit represented by market depreciation over the exercise price.

A Fund may sell "covered" put and call options as a means of hedging the price risk of securities in the Fund's portfolio. The sale of a call option against an amount of cash equal to the put's potential liability constitutes a "covered put."

Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market marker. This information is carefully monitored by the Subadviser and verified in appropriate cases. OTC options are subject to the Funds' 15% (or 10% for certain Funds) limit on investments in securities which are illiquid or not readily marketable (see "Investment Restrictions"),

                                        28
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
provided that OTC option transactions by a Fund with a primary U.S. Government securities dealer which has given the Fund an absolute right to repurchase according to a "repurchase formula" will not be subject to such 15% limit.


Certain Funds (other than the Money Market Fund) may also purchase or sell index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.


Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. A Fund may be required to segregate assets or provide an initial margin to cover index options that would require it to pay cash upon exercise.

PREFERRED STOCKS
Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate, when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

REAL ESTATE INVESTMENT TRUSTS (REITs)
Certain Funds may invest in equity or debt REITs. Equity REITs are trusts that sell shares to investors and use the proceeds to invest in real estate or interests in real estate. Debt REITs invest in obligations secured by mortgages on real property or interests in real property. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income. Also, REITs may not be diversified. A REIT may fail to qualify for pass-through tax treatment of its income under the Internal Revenue Code of 1986, as amended (the "Code") and may also fail to maintain its exemption from registration under the 1940 Act. Also, REITs (particularly equity REITs) may be dependent upon management skill and face risks of failing to obtain adequate financing on favorable terms.

REPURCHASE AGREEMENTS
Securities held by certain Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers which a Subadviser deems creditworthy, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price would generally equal the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligations or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from the sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund

                                        29
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
would be entitled, as against the claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees believes that, under the regular procedures normally in effect for the custody of a Fund's securities subject to repurchase agreements, and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's Custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.


REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS
Certain Funds may borrow money by entering into reverse repurchase agreements and, dollar roll agreements in accordance with that Fund's investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase the securities, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed-upon date and price. A dollar roll agreement is identical to a reverse repurchase agreement except for the fact that substantially similar securities may be repurchased. At the time a Fund enters into a reverse repurchase agreement or a dollar roll agreement, it will segregate assets such as U.S. government securities or other liquid high-grade debt securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to insure that such equivalent value is maintained. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements and dollar roll agreements are considered to be borrowings by a Fund under the 1940 Act and, therefore, a form of leverage. A Fund may experience a negative impact on its net asset value if interest rates rise during the term of a reverse repurchase agreement or dollar roll agreement. A Fund generally will invest the proceeds of such borrowings only when such borrowings will enhance a Fund's liquidity or when the Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.


RISKS OF TECHNIQUES INVOLVING LEVERAGE
Use of leveraging involves special risks and may involve speculative investment techniques. Certain Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain Funds may engage in dollar roll transactions. Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. The Funds use these investment techniques only when the Subadvisers, as applicable, believe that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the investment the Fund has invested. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

The risks of leverage include a higher volatility of the net asset value of a Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by such Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on

                                        30
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
borrowings were to exceed the net return to shareholders, such Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if a Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for such Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

SHORT SALES AGAINST THE BOX
Certain Funds may engage in short sales against the box. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund may engage in a short sale if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." It may be entered into by a Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. If a Fund engages in a short sale, the proceeds of the short sale are retained by the broker pursuant to applicable margin rules. Additionally, the collateral for the short position will be segregated in an account with the Fund's custodian or qualified sub-custodian. The segregated assets are pledged to the selling broker pursuant to applicable margin rules. If the broker were to become bankrupt, a Fund could experience losses or delays in recovering gains on short sales. To minimize this risk, a Fund will enter into short sales against the box only with brokers deemed by the Subadviser to be creditworthy. No more than 10% of the Fund's net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

The Fund may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

If the Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Fund may effect short sales.

SMALL COMPANY STOCKS
Funds that invest significantly in securities issued by small-cap companies are subject to capitalization risk. These securities may present additional risk because they have less predictable earnings or no earnings, more volatile share prices and are less liquid than securities issued by large-cap companies. These securities may also fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

SPECIAL SITUATION COMPANIES
Certain Funds may invest in "special situation companies." Special situation companies include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek

                                        31
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
long-term growth of capital by investing in better-known, larger companies. The Subadviser of such a Fund believes, however, that if it analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

STRUCTURED NOTES
Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of the structured and indexed securities may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. To the extent a Fund invests in these securities, they will be analyzed in the overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk.


SWAP AGREEMENTS
Certain Funds may enter into swap agreements for the purpose of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in a security that yielded or produced that desired return. These instruments also may be used for tax and/or cash management purposes. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a particular security, or at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement. The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S government securities, or high grade debt obligations, to limit any potential leveraging of the Fund's portfolio.


Credit Default Swaps: Certain Funds may also enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there

                                        32
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or "earmark" cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund's exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or "earmark" cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or "earmarking" will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund's portfolio. Such segregation or "earmarking" will not limit the Fund's exposure to loss.

Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the ability of the Subadviser correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Subadviser will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. Certain positions adopted by the Internal Revenue Service may limit the Fund's ability to use swap agreements in a desired tax strategy. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market and the laws relating to swaps, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements, to realize amounts to be received under such agreements, or to enter into swap agreements, or could have adverse tax consequences.

TAXABLE AND TAX EXEMPT MUNICIPAL SECURITIES
Certain Funds may invest in municipal securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term municipal securities, only if the interest paid thereon is exempt from federal taxes.

Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

The two principal classifications of municipal securities consist of "general obligation" and "revenue" issues. There are, of course, variations in the quality of municipal securities, both within a particular classification and between

                                        33
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The Subadviser will consider such an event in determining whether the Fund should continue to hold the obligation.

An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

U.S. GOVERNMENT OBLIGATIONS
Certain Funds may invest in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, including bills, notes and bonds issued by the U.S. Treasury.

Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of Fannie Mae ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities, such as FNMA, or the FHLMC, since it is not obligated to do so by law. These agencies or instrumentalities are supported by the issuer's right to borrow specific amounts from the U.S. Treasury, the discretionary authority of the U.S. government to purchase certain obligations from such agencies or instrumentalities, or the credit of the agency or instrumentality.

VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES
Certain Funds may, from time to time, buy variable rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity in the 5 to 20 year range but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities is backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Ordinarily, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day maturity.

Variable amount master demand notes in which certain Funds may invest are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial and other business concerns) must satisfy the same criteria set forth above for commercial paper. The Subadviser will consider the earning power, cash flow, and other liquidity ratios of such notes and will continuously monitor the financial status and ability to make payment on demand. In determining dollar weighted average maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate

                                        34
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

WARRANTS AND RIGHTS
Certain Funds may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of a warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

Rights are similar to warrants in they represent the right to buy common shares, however, in contrast, rights have a subscription price lower than the current market of the common stock and a life of two to four weeks.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES
Certain Funds may purchase securities on a "when-issued" or "delayed delivery" basis. A Fund will engage in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, not for investment leverage, although such transactions represent a form of leveraging. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a "when-issued" or "delayed delivery" basis, the Fund will segregate or "earmark" cash or assets determined to be liquid.


Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed delivery transactions, a Fund relies on the seller to complete the transaction; the seller's failure to do so may cause such Fund to miss a price or yield considered to be advantageous. If a Fund sells a "when-issued" or "delayed delivery" security before a delivery, any gain would be taxable.

ZERO COUPON AND PAY-IN-KIND SECURITIES
Certain Funds may invest in zero coupon bonds and pay-in-kind securities. Zero coupon bonds (which do not pay interest until maturity) and pay-in-kind securities (which pay interest in the form of additional securities) may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, although a Fund receives no periodic cash payments from such investments, applicable tax rules require the Fund to accrue and pay out its income from such securities annually as income dividends.

                                        35
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS


Fundamental Restrictions


The investment objective of the Money Market Fund may not be changed without a vote of the holders of a majority of the Fund's outstanding shares. In addition, the following fundamental investment restrictions may be changed with respect to a particular Fund only by the vote of a majority of the outstanding shares of that Fund (as defined under "Additional Information -- Vote of a Majority of the Outstanding Shares" in this Statement of Additional Information). All other investment limitations described in the Prospectus or this Statement of Additional Information may be changed by the Board of Trustees.

No Fund may:
1. Act as an underwriter of securities within the meaning of the 1933 Act except insofar as it might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting.
2. Invest in commodities, except that as consistent with its investment objective and policies the Fund may: (a) purchase and sell options, forward contracts, futures contracts, including without limitation those relating to indices; (b) purchase and sell options on futures contracts or indices; and
    (c) purchase publicly traded securities of companies engaging in whole or in part in such activities.
3. Purchase or sell real estate, except that it may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate (including REITs).
4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that the Columbia Technology Fund may concentrate in technology industries and the VK Global Real Estate Fund may concentrate in equity securities of companies in the real estate industry, and with respect to all other Funds:
    (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments;
    (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents;
    (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry; and
    (d) personal credit and business credit businesses will be considered separate industries.
5. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and securities issued by other investment companies, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.
6. Make loans, except that a Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.
7. Issue senior securities except to the extent permitted under the 1940 Act or any rule, order or interpretation thereunder.

                                        36
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

8.   a)   Borrow money (not including reverse repurchase agreements or dollar roll agreements), except that a Fund may borrow from banks for temporary or emergency purposes, and then only up to 30%* of its total assets at the time of borrowing, and provided that such bank borrowings and reverse repurchase agreements and dollar roll agreements do not exceed in the aggregate one-third of the Fund's total assets at the time of borrowing.
     b) Mortgage, pledge or hypothecate any assets except in connection with a bank borrowing in amounts not to exceed 30%* of the Fund's net assets.
          * As a non-fundamental policy, the following Funds have a less restrictive limit of up to 33?%:
            AIM Basic Value Fund
            AIM International Equity Fund
            Columbia Technology Fund
            Davis NY Venture Fund
            Dreyfus Founders Equity Growth Fund
            Jennison 20/20 Focus Fund
            Jennison Growth Fund
            Neuberger Berman Regency Fund
            VK Global Franchise Fund
            VK Global Real Estate Fund

            As a non-fundamental policy, the following funds
            have more restrictive limits as follows:
            Money Market Fund                      10% (with respect to 8a only)
            Schroder International Small Cap Fund  15%
            VK Aggressive Growth Fund              5%
            VK Equity and Income Fund              10%
            VK Global Real Estate Fund             10% (with respect to 8b only)
            VK Strategic Growth Fund               10%


For purposes of the above investment limitations, the Funds treat all supranational organizations as a single industry and each foreign government (and all of its agencies) as a separate industry. In addition, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security.

The following exceptions to the above investment limitations apply:
o With respect to investment limitation No. 2 above, "commodities" includes commodity contracts. This restriction shall not prohibit the Funds, subject to restrictions described in the Prospectuses and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.


o With respect to investment limitation No. 4 above, the Target Double Play Fund, TargetPLUS Balanced Fund, TargetPLUS Equity Fund, TargetPLUS Growth Fund, and TargetPLUS Moderate Fund are not subject to this limitation because they employ passive quantitative investment strategies.


o With respect to investment limitation No. 5 above, the LM Growth Fund, LM Value Fund, Target Double Play Fund, VK Global Franchise Fund and the VK Global Real Estate Fund are not subject to the limitations mentioned since they are classified as non-diversified investment companies.
    As non-diversified investment companies, these Funds are nonetheless required, pursuant to the Internal Revenue Code of 1986, as amended (the "Code"), to meet certain diversification requirements in order to qualify as regulated investment companies for federal income tax purposes. To so qualify, the Funds must diversify their holdings so that, at the close of each quarter of their taxable year, (a) at least 50% of the value of their total assets is represented by cash, cash items, securities issued by the U.S. Government, its agencies and instrumentalities, the securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to an amount not more than 5% of the total assets of the respective Funds and not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of their total assets is invested in the securities of any issuer (other than securities issued by the U.S. government, it

                                        37
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
    agencies or instrumentalities or the securities of other regulated investment companies), or in two or more issuers that each respective Fund controls and that are engaged in the same or similar trades or businesses. The Code also imposes certain diversification requirements on the investment of segregated accounts underlying variable annuity and life insurance contracts. The non-diversified Funds also will remain subject to these diversification requirements.
o With respect to investment limitation No. 8 above, and as a non-fundamental policy which may be changed without the vote of shareholders, no Fund will purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of its total assets. Securities held in escrow or in separate accounts in connection with a Fund's investment practices described in the Funds' Prospectus or Statement of Additional Information are not deemed to be pledged for purposes of this limitation.

Non-Fundamental Restrictions

In addition, the Funds are subject to the following non-fundamental limitations, which may be changed without the vote of shareholders. No Fund may:
1. Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund's investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.


2. Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with a Fund's investment objective and policies, (a) this investment limitation shall not apply to the Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, (b) it may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (c) the Funds identified as being permitted to engage in short sales against the box in the preceding table labeled Type of Investment or Technique.


3.  Purchase securities of companies for the purpose of exercising control.
4. Except as noted otherwise elsewhere in this SAI, invest more than 15% (10% with respect to the Money Market Fund, Oppenheimer Main Street Fund, VK Comstock Fund, VK Equity and Income Fund, and VK Strategic Growth Fund) of its net assets in illiquid securities.
5. Invest in shares of other mutual funds in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Except for the Funds' policy on illiquid securities and borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.


PORTFOLIO TURNOVER
The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The SEC requires that the calculation exclude all securities whose maturities at the time of acquisition are one year or less. The portfolio turnover rates for the Funds of the Trust may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of shares. High portfolio turnover rates will generally result in higher transaction costs to a Fund, including brokerage commissions. Portfolio turnover rates are set forth in the Financial Highlights of the Prospectus.

If a particular Fund changes subadvisers in any given year, the fund may experience a significant variation in the turnover rate due to the replacement of existing holdings by the new subadviser. For the year ended December 31, 2006, the Columbia Technology Fund and the OCC Opportunity Fund experienced significant variation in their turnover rates, as reflected in the Financial Highlights section of the prospectus due to subadviser changes which took place on July 7, 2006 and August 28, 2006 respectively. For the year ended December 31, 2005, the OCC Renaissance Fund and the OCC Value Fund experienced significant variation in their turnover rates, as reflected in the Financial Highlights section of the prospectus, due to a subadviser change which took place on September 16, 2005. For the year ended December 31, 2004, the Dreyfus Founders Equity Growth Fund and the LM Value Fund

                                        38
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
experienced significant variation in their turnover rates, as reflected in the Financial Highlights section of the prospectus, due to subadviser changes which took place on March 8, 2004 and July 27, 2004, respectively.

--------------------------------------------------------------------------------
OTHER FUND POLICIES
DISCLOSURE OF PORTFOLIO HOLDINGS
The Board has adopted policies and procedures regarding the disclosure of portfolio holdings in order to assist the Funds in preventing the misuse of material nonpublic information and to ensure that shareholders and other interested parties continue to receive portfolio information on a uniform basis. The chief compliance officer of the Trust oversees application of the policies and provides the Board with periodic reports regarding the Funds' compliance with the policies.

In general, the Trust has instructed all third-party service providers and Allianz Life Advisers, LLC its investment adviser, that no information regarding portfolio holdings may be disclosed to any unaffiliated third party except as follows.

Complete portfolio holdings will be included in the Funds' annual and semi-annual reports. The annual and semi-annual reports are mailed to all shareholders, and are filed with the SEC. The Funds file their complete portfolio holdings with the SEC within 60 days after the end of their first and third quarters on Form N-Q. Copies of the Funds' annual and semi-annual reports and Forms N-Q are available: 1) free on the EDGAR Database on the SEC's website at www.sec.gov; 2) for review or copying, copies subject to a duplication fee, at the SEC's Public Reference Room in Washington, D.C.; 3) by e-mailing your request to publicinfo@sec.gov; or 4) by writing the SEC's Public Reference Section, 100 F Street NE, Washington, D.C. 20549. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

In order to assure that any disclosure of portfolio holdings is in the best interest of shareholders, and to prevent any conflicts of interest between the Funds' shareholders, investment adviser, principal underwriter, or any affiliated person of the Funds, the Funds policies regarding the disclosure of portfolio holdings include the provision that the Funds' investment adviser (Allianz Life Advisers, LLC) and affiliates have access to portfolio composition and performance on a real-time basis, but only for legitimate business purposes. Any recipient of such information is subject to a duty of confidentiality, including a duty not to trade on the non-public information. In addition, the Funds' administrator, custodian, and certain consultants and providers of software used to analyze portfolio performance may be given access to portfolio information in connection with services provided by them. All of these latter entities are subject to confidentiality and non-use agreements and may not disclose (or use information on) portfolio holdings without the express written approval of the Chief Compliance Officer of the Trust.

Information regarding portfolio holdings may be provided to anyone upon request 30 days after the date of the information.

No compensation or any other consideration is received by the Funds, the Manager, or any other party in connection with disclosure of portfolio holdings.

On a quarterly basis, the Board will receive a report of portfolio holdings disclosures and will monitor such disclosures to ascertain that no conflicts exist and that any disclosures of information about portfolio holdings are in the best interests of Fund shareholders.

Set forth below is a list of those parties with whom the Funds have authorized ongoing arrangements that include the release of portfolio holdings information, as well as the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The Fund's independent registered public accountant also has access from time to time to a Fund's portfolio holdings in connection with performing the audit and related functions.

                                        39
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------


Recipient (holdings)                                            Frequency               Delay before dissemination
-------------------------------------------------               ---------------------   -----------------------------------
The Northern Trust Co. (Fund Custodian)                         Daily                   None
BISYS Fund Services (Fund Accountant,                           Daily                   None
Administrator and Transfer Agent)
Institutional Shareholder Services (proxy voting services)      As necessary            None
Factset                                                         Daily                   1 day
Bloomberg                                                       Quarterly               31 Calendar days after quarter end
Lipper                                                          Quarterly               31 Calendar days after quarter end
S&P                                                             Quarterly               31 Calendar days after quarter end
Morningstar Associates, LLC                                     Monthly                 61 Calendar days after month end
Thomson/Vestek                                                  Daily                   31 Calendar days after quarter end

There is no assurance that the Fund's policies on holdings information will protect the fund from the potential misuse of holdings by individuals or firms in possession of that information.


ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
The shares of the Trust's Funds are sold on a continuous basis by the Trust's distributor, BISYS Fund Services Limited Partnership (the "Distributor "or "BISYS LP"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders.

NET ASSET VALUE
As indicated in the Prospectus, the net asset value of each class of each Fund is determined and the shares of each Fund are priced as of the valuation times defined in the Prospectus (see "Shareholder Information -- Pricing of Fund Shares") on each Business Day of the Trust. A "Business Day" is a day on which the New York Stock Exchange (the "NYSE") is open for trading. Currently, the NYSE will not be open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

VALUATION OF THE MONEY MARKET FUND
The Money Market Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. The value of securities in the Money Market Fund can be expected to vary inversely with changes in prevailing interest rates.

Pursuant to Rule 2a-7, the Money Market Fund will maintain a dollar-weighted average maturity appropriate to the Fund's objective of maintaining a stable net asset value per share, provided that the Fund will not purchase any security with a remaining maturity of more than 397 days (thirteen months) (securities subject to repurchase agreements may bear longer maturities) nor will it maintain a dollar-weighted average maturity which exceeds 90 days. The Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the investment objective of the Fund, to stabilize the net asset value per share of the Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per share of the Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 0.5%, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from the Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar-weighted average maturity, withholding or reducing dividends, reducing the number of the Fund's outstanding shares without monetary consideration, or utilizing a net asset value per share determined by using available market quotations. As permitted

                                        40
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
by Rule 2a-7 and the procedures adopted by the Board, certain of the Board's responsibilities under the Rule may be delegated to the Subadviser.

VALUATION OF THE NON-MONEY MARKET FUNDS
Portfolio securities, the principal market for which is a securities exchange, will be valued at the closing sales price on that exchange on the day of computation or, if there have been no sales during such day, at the latest bid quotation. Portfolio securities, the principal market for which is not a securities exchange, will be valued at their latest bid quotation in such principal market. In either case, if no such bid price is available then such securities will be valued in good faith at their respective fair market values using methods by or under the supervision of the Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.


Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities may be determined by consideration of other factors by or under the direction of the Board of Trustees. The value of the foreign securities held by the following Funds is currently determined daily with the assistance of a pricing service: AIM International Equity Fund, NACM International Fund, Oppenheimer Developing Markets Fund, Oppenheimer Global Fund, Oppenheimer International Growth Fund, Schroder International Small Cap Fund, VK Global Franchise Fund, and VK Global Real Estate Fund. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day; however securities that are traded on NASDAQ are valued at the official closing price reported by NASDAQ. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.


All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair value as determined in good faith under the general supervision of the Board of Trustees.


REDEMPTION IN KIND
Although the Funds intend to pay share redemptions in cash, the Funds reserve the right to make payment in whole or in part in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than $250,000 or 1% of a Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to the accumulation unit value allocated under your variable contract to the subaccount that invests in the Fund. When these securities are converted to cash, the associated brokerage charges will be deducted from the assets of the subaccount.


                                        42
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE TRUST
TRUSTEES AND OFFICERS
Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. In addition to serving on the Board of Trustees of the VIP Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Fund of Funds Trust ("FOF Trust"). The Trustees elect the officers of the Trust to supervise its day-to-day operations. Subject to the provisions of the Declaration of Trust, the Board of Trustees manages the business of the Trust and the Trustees have all powers necessary or convenient to carry out this responsibility including the power to engage in transactions of all kinds on behalf of the Trust. The Board of Trustees is responsible for oversight of the officers and may elect and remove, with or without cause, such officers as they consider appropriate.

The Board of Trustees has established certain standing committees to assist in the oversight of the Trust.
o The Audit Committee, made up of Mr. Burnim, Ms. Ettestad, Mr. Gelfenbien, Ms. Leonardi, Mr. Lewis, Mr. McClean and Mr. Reeds, met four times during the last fiscal year. Mr. Reeds serves as chairman of the Audit Committee. On February 23, 2007, Mr. Conrad resigned as Trustee and as a member of the Audit Committee and Mr. Burnim and Ms. Ettestad were elected as Trustees and as members of the Audit Committee. The functions of the Audit Committee include advising the full Board of Trustees with respect to accounting, auditing and financial matters affecting the Trust.
o The Investment Committee, made up of Mr. Burnim, Ms. Ettestad, Mr. Gelfenbien, Ms. Leonardi, Mr. Lewis, Mr. McClean and Mr. Reeds, met four times during the last fiscal year. Mr. Gelfenbien and Mr. McLean serve as co-chairmen of the Investment Committee. On February 23, 2007,Mr. Conrad resigned as Trustee and as a member of the Investment Committee and Mr. Burnim and Ms. Ettestad were elected as Trustees and as members of the Investment Committee. The functions of the Investment Committee include evaluating and supervising the Manager and Subadvisers to the various investment portfolios of the Trust.
o The Nominating and Corporate Governance Committee, made up of Mr. Burnim, Ms. Ettestad, Mr. Gelfenbien, Ms. Leonardi, Mr. Lewis, Mr. McClean and Mr. Reeds, met four times during the last fiscal year. On February 23, 2007, Mr. Conrad resigned as Trustee and as a member of the Nominating and Corporate Governance Committee and Mr. Burnim and Ms. Ettestad were elected as Trustees and as members of the Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee advises the Board of Trustees with respect to the selection and nomination of candidates for election to the Board of Trustees. The Nominating Committee does not consider nominees recommended by shareholders of the Trust.
o The Valuation and Investment Policy Committee, made up of Mr. Kletti, Darin Egbert, Brian Muench, Michael J. Tanski, Joel M. Peterson and Bradley K. Quello, met 12 times during the last fiscal year. The Valuation and Investment Policy Committee monitors the valuation of portfolio securities and other investments of the Funds and, when the Board is not in session, the Committee determines the fair value of illiquid and other holdings.

The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. There are currently eight Trustees, one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, ages, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held are as follows:


                                        42
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------


NON-INTERESTED TRUSTEES(1)
---------------------------------------------------------------------------------------------------------------------
                           Positions                                                    Number of          Other
                           Held with      Term of                                       Portfolios     Directorships
                          Allianz VIP    Office(2)/                                    Overseen for     Held Outside
                          and VIP FOF    Length of       Principal Occupation(s)     Allianz VIP and        the
Name, Address, and Age       Trust      Time Served        During Past 5 Years        VIP FOF Trust     Fund Complex
------------------------ -------------- ------------- ------------------------------ ----------------- ---------------
Harrison Conrad, Age 72     Trustee       10/99 to    Retired; Board member of              43              None
5701 Golden Hills          (former)         2/07      Capital Re Corporation, a
Drive Minneapolis, MN                                 financial-guaranty
55416                                                 re-insurer from 1995 to
                                                      December 1999; Retired from
                                                      JP Morgan after 34 years.
------------------------ -------------- ------------- ------------------------------ ----------------- ---------------
Peter R. Burnim, Age 60     Trustee      Since 2/07   Managing Director iQ Venture          43              None
5701 Golden Hills                                     Partners, Inc.; EVP
Drive Minneapolis, MN                                 Northstar Companies
55416                                                 2002-2005; Senior Officer
                                                      Citibank and Citicorp for
                                                      over 25 years. Sterling
                                                      Centrecorp, Inc. Board;
                                                      Highland Financial Holdings
                                                      Boards.
------------------------ -------------- ------------- ------------------------------ ----------------- ---------------
Peggy L. Ettestad,          Trustee      Since 2/07   Senior Managing Director,             43              None
Age 49                                                Residential Capital LLC
5701 Golden Hills                                     2003-present; Chief
Drive Minneapolis, MN                                 Operations Officer,
55416                                                 Transamerica Reinsurance
                                                      2002-2003
------------------------ -------------- ------------- ------------------------------ ----------------- ---------------
Roger Gelfenbien,           Trustee     Since 10/99   Retired; Partner of                   43            Webster
Age 63                                                Accenture from 1983 to                             Financial
5701 Golden Hills                                     August 1999.                                      Phoenix Edge
Drive Minneapolis, MN                                                                                      Funds
55416                                                                                                    (32 Funds)
------------------------ -------------- ------------- ------------------------------ ----------------- ---------------
Dickson W. Lewis,           Trustee      Since 2/04   Director of Sales, Lifetouch          43              None
Age 58                                                National School Studios,
5701 Golden Hills                                     2006 to present. Vice
Drive Minneapolis, MN                                 President/ General Manager
55416                                                 of Jostens, Inc., a
                                                      manufacturer of school
                                                      products, 2002 to 2006;
                                                      Senior Vice President of
                                                      Fortis Group, a Life
                                                      insurance and Securities
                                                      company, 1997 to 2002;
                                                      Consultant to Hartford
                                                      Insurance Co., 2001.
------------------------ -------------- ------------- ------------------------------ ----------------- ---------------
Claire R. Leonardi,         Trustee      Since 2/04   General Partner of Fairview           43         University of
Age 51                                                Capital, L.P., a venture                           CT Health
5701 Golden Hills                                     capital fund-of-funds, 9/94                          Center
Drive Minneapolis, MN                                 to present.
55416

                                        43
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES(1)
---------------------------------------------------------------------------------------------------------------------
                           Positions                                                    Number of          Other
                           Held with      Term of                                       Portfolios     Directorships
                          Allianz VIP    Office(2)/                                    Overseen for     Held Outside
                          and VIP FOF    Length of       Principal Occupation(s)     Allianz VIP and        the
Name, Address, and Age       Trust      Time Served        During Past 5 Years        VIP FOF Trust     Fund Complex
------------------------ -------------- ------------- ------------------------------ ----------------- ---------------
Arthur C. Reeds  III,       Trustee     Since 10/99   Retired Senior Investment             43          Connecticut
Age 63                                                Officer, Hartford Foundation                         Water
5701 Golden Hills                                     for Public Giving from                           Service, Inc.
Drive Minneapolis, MN                                 September 2000 to January,
55416                                                 2003; Chairman, Chief
                                                      Executive and President of
                                                      Conning Corp., a money
                                                      manager, from September 1999
                                                      to March 2000; Investment
                                                      Consultant from 1997 to
                                                      September 1999.
------------------------ -------------- ------------- ------------------------------ ----------------- ---------------
Peter W. McClean,           Trustee      Since 2/04   Retired; President and CEO            43             Cyrus,
Age 63                                                of Measurisk, LLC, a market                       Reinsurrance
5701 Golden Hills                                     risk information company,                             MoA,
Drive Minneapolis, MN                                 2001 to 2003; Chief Risk                          Hospitality
55416                                                 Management Officer at Bank                           Energy
                                                      Of Bermuda Ltd., April 1996                       Capital, LLC
                                                      to August 2001.                                  Advisory Board

INTERESTED TRUSTEES(3)
---------------------------------------------------------------------------------------------------------------------
                           Positions                                                    Number of          Other
                           Held with      Term of                                       Portfolios     Directorships
                          Allianz VIP    Office**/                                     Overseen for     Held Outside
                          and VIP FOF    Length of       Principal Occupation(s)     Allianz VIP and        the
Name, Address, and Age       Trust      Time Served        During Past 5 Years        VIP FOF Trust     Fund Complex
------------------------ -------------- ------------- ------------------------------ ----------------- ---------------
Jeffrey Kletti, Age 41    Chairman of    Since 2/04   President, Allianz Life               43              None
5701 Golden Hills          the Board                  Advisers, LLC, 2005  to
Drive Minneapolis, MN    and President                present; formerly Senior
55416                                                 Vice President, 2000 to 2005.
------------------------ -------------- ------------- ------------------------------ ----------------- ---------------
Frank C. Tonnemaker,        Trustee       10/06 to    Former President and CEO,             43              None
Age 50                     (former)         3/07      Allianz Life Financial
5701 Golden Hills                                     Services, 10/2005 to
Drive Minneapolis, MN                                 3/2007.; Managing Director
55416                                                 of Crosswater Financial
                                                      Corporation, 2003 to 2005;
                                                      VP and Regional Manager of
                                                      Bel Air Investment Advisors,
                                                      LLC, 2002 to 2003; VP and
                                                      Divisional Sales Manager of
                                                      Goldman Sachs & Co., 2000 to
                                                      2002.
------------------------ -------------- ------------- ------------------------------ ----------------- ---------------

OFFICERS
---------------------------------------------------------------------------------------------------------------------
                                                   Term of
                         Positions Held with     Office(2)/
                           Allianz VIP and     Length of Time
Name, Address, and Age      VIP FOF Trust          Served           Principal Occupation(s) During Past 5 Years
------------------------ --------------------- ---------------- -----------------------------------------------------
Michael Radmer, Age 62        Secretary          Since 2/02     Partner, Dorsey and Whitney LLP since 1976.
Dorsey & Whitney LLP,
Suite 1500
50 South Sixth Street
Minneapolis, MN
55402-1498
------------------------ --------------------- ---------------- -----------------------------------------------------
Troy Sheets, Age 35           Treasurer,         Since 9/02     Vice President of Financial Services of BISYS Fund
BISYS Fund Services,          Principal                         Services from 2002 to present; Audit Manager with
Inc.                      Accounting Officer                    KPMG LLP from 1998-2002.
3435 Stelzer Road           and Principal
Columbus, OH  43219       Financial Officer
------------------------ --------------------- ---------------- -----------------------------------------------------

                                        44
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

OFFICERS
---------------------------------------------------------------------------------------------------------------------
                                                   Term of
                         Positions Held with     Office(2)/
                           Allianz VIP and     Length of Time
Name, Address, and Age      VIP FOF Trust          Served           Principal Occupation(s) During Past 5 Years
------------------------ --------------------- ---------------- -----------------------------------------------------
Stephen G. Simon , Age     Chief Compliance      Since 11/06    Chief Compliance Officer, Allianz Life Advisers,
38                          Officer(4) and                      LLC, July 2004 to present; President, Simon
5701 Golden Hills        Anti-MoneyLaundering                   Compliance Consulting Ltd, May 2004 to July 2004;
Drive Minneapolis, MN     Compliance Officer                    Compliance Counsel, Advantus Capital Management,
55416                                                           Inc., January 2002 to May 2004.
------------------------ --------------------- ---------------- -----------------------------------------------------
Brian Muench, Age 36        Vice President       Since 2/06     Vice President, Advisory Management, Allianz Life
5701 Golden Hills                                               Advisers from December 2005 to present; Assistant
Drive Minneapolis, MN                                           Vice President, Investments, Allianz Life from
55416                                                           February  2002 to November 2005.


(1) Member of the Audit Committee.
(2) Indefinite.
(3) Is an "interested person", as defined by the 1940 Act, due to employment by Allianz.
(4) The Manager and the Trust are parties to a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for providing an employee of the Manager or one of its affiliates to act as the Trust's Chief Compliance Officer. The Chief Compliance Officer and Anti-Money Laundering Compliance Officer is not considered a corporate officer or executive employee of the Trust.

The following table sets forth the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2006.

                                                              Aggregate Dollar Range of Equity
                                                           Securities in All Registered Investment
                                 Dollar Range of Equity    Companies Overseen by Trustee in Family
Name of Director                 Securities in each Fund           of Investment Companies
-------------------------------- ------------------------ ------------------------------------------
Harrison Conrad                           None                              None
5701 Golden Hills Drive
Minneapolis, MN 55416
-------------------------------- ------------------------ ------------------------------------------


Roger A. Gelfenbien                       None                              None
5701 Golden Hills Drive
Minneapolis, MN 55416


-------------------------------- ------------------------ ------------------------------------------
Arthur C. Reeds III                       None                              None
5701 Golden Hills Drive
Minneapolis, MN 55416
-------------------------------- ------------------------ ------------------------------------------
Claire R. Leonardi                        None                              None
5701 Golden Hills Drive
Minneapolis, MN 55416
-------------------------------- ------------------------ ------------------------------------------
Dickson W. Lewis                          None                              None
5701 Golden Hills Drive
Minneapolis, MN 55416
-------------------------------- ------------------------ ------------------------------------------
Peter W. McClean                          None                              None
5701 Golden Hills Drive
Minneapolis, MN 55416
-------------------------------- ------------------------ ------------------------------------------
Jeffrey Kletti                            None                              None
5701 Golden Hills Drive
Minneapolis, MN 55416
-------------------------------- ------------------------ ------------------------------------------
Frank C. Tonnemaker                       None                              None
5701 Golden Hills Drive
Minneapolis, MN  55416
-------------------------------- ------------------------ ------------------------------------------

                                        45
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

The following table sets forth any ownership by a non-interested Trustee or their immediate family members as to each class of securities of an investment advisor or principal underwriter of the Trust, or a person directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Trust as of December 31, 2006.




                       Name of Owners
                      and Relationships                                              Value of
      Name              to Director            Company        Title of Class        Securities      Percent of Class
------------------   ---------------------   ------------   ------------------   --------------     -----------------
Harrison Conrad              N/A                 N/A               None                N/A                 N/A
Roger A. Gelfenbien          N/A                 N/A               None                N/A                 N/A
Arthur C. Reeds III          N/A                 N/A               None                N/A                 N/A
Claire R. Leonardi           N/A                 N/A               None                N/A                 N/A
Dickson W. Lewis             N/A                 N/A               None                N/A                 N/A
Peter W. McClean             N/A                 N/A               None                N/A                 N/A

The following table sets forth total compensation paid to Trustees for the fiscal year ended December 31, 2006. Except as disclosed below, no executive officer or person affiliated with the Trust received compensation from the Trust for the fiscal year ended December 31, 2006, in excess of $120,000. Trustees who are affiliated with the Distributor or the Manager do not receive compensation from the Trust but all Trustees are reimbursed for all out-of-pocket expenses relating to attendance at meetings.


COMPENSATION TABLE 1/1/2006 THROUGH 12/31/2006
                                                 Pension or Retirement
                                Aggregate         Benefits Accrued as      Estimated Annual
                            Compensation from     Part of the Trust's        Benefits Upon       Total Compensation
    Name of Trustee             the Trust               Expenses              Retirement           from the Trusts
----------------------  ---------------------  -------------------------  -------------------  -----------------------
                                               NON-INTERESTED TRUSTEES
Harrison Conrad                  $56,608                   $0                     N/A                  $72,500
Roger A. Gelfenbien              $46,866                   $0                     N/A                  $58,500
Arthur C. Reeds III              $53,378                   $0                     N/A                  $68,500
Peter W. McClean                 $53,378                   $0                     N/A                  $68,500
Claire R. Leonardi               $53,378                   $0                     N/A                  $68,500
Dickson W. Lewis                 $56,608                   $0                     N/A                  $72,500

                                                 INTERESTED TRUSTEE
Jeffrey Kletti                     $0                      $0                     N/A                    $0
Frank C. Tonnemaker                $0                      $0                     N/A                    $0




TRUSTEE HOLDINGS
As of March 31, 2007, the Trustees and Officers of the Trust, individually and as a group, owned none of the shares of any Fund of the Trust.


                                        46
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
As of March 31, 2007, the following persons were known by the Trust to own beneficially, 5% or more shares of the Funds:

                                                         Percent of the Class
                                                         Total Assets Held by
Fund/Shareholder                                             Shareholder*
------------------------------------------------------   ----------------------
AIM Basic Value Fund..................................           97.30%
AIM International Equity Fund.........................           98.15
Columbia Technology Fund..............................           96.59
Davis NY Venture Fund.................................           96.85
Dreyfus Founders Equity Growth Fund...................           98.07
Dreyfus Premier Small Cap Value Fund..................           96.14
Franklin Small Cap Value Fund.........................           98.03
Fusion Balanced Fund..................................           97.94
Fusion Growth Fund....................................           98.02
Fusion Moderate Fund..................................           97.64
Jennison 20/20 Focus Fund.............................           98.31
Jennison Growth Fund..................................           97.62
LM Growth Fund                                                   98.35
LM Value Fund                                                    97.25
LMP Large Cap Growth Fund.............................           97.79
LMP Small Cap Growth Fund.............................           97.10
Money Market Fund                                                96.17
Neuberger Berman Regency Fund.........................           98.11
OCC Opportunity Fund..................................           97.68
OCC Renaissance Fund..................................           98.60
OCC Value Fund                                                   97.71
Oppenheimer Developing Markets Fund...................           96.93
Oppenheimer Global Fund...............................           96.30
Oppenheimer International Growth Fund.................           97.98
Oppenheimer Main Street Fund..........................           96.08
PIMCO Total Return Fund...............................           98.73
Target Double Play Fund...............................           99.98
TargetPLUS Equity Fund................................           97.45
VK Aggressive Growth Fund.............................           98.63
VK Comstock Fund                                                 98.83
VK Equity And Income Fund.............................           99.24
VK Global Franchise Fund..............................           98.51
VK Global Real Estate Fund............................           96.05
VK Growth and Income Fund.............................           98.44
VK Midcap Growth Fund.................................           98.14
VK Strategic Growth Fund..............................           99.01

* Allianz Life Insurance Company of North America, 5701 Golden Hills Drive, Minneapolis, MN 55440


The Manager may be presumed to control both the Trust and each of the Funds because it and its affiliates possess or share investment or voting power with respect to more than 25% of the total shares outstanding of the Trust and substantially all of the Funds. All of the outstanding shares of the Funds are owned by Allianz Life Variable Account A, Allianz Life Variable Account B, and Allianz Life of NY Variable Account C (the "Separate Accounts") or otherwise by Allianz Life Insurance Company of North America or Allianz Life Insurance Company of New York. As a result, the Manager may have the ability to elect the Trustees, approve the investment management agreement and the distribution agreement for each of the Funds and to control any other matters submitted to the

                                        47
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
shareholders of the Funds for their approval or ratification, subject to any pass-through voting rights of owners of variable insurance Contracts with an investment in a Fund.

THE MANAGER
Subject to the general supervision of the Trust's Board of Trustees and in accordance with each Fund's investment objectives and restrictions, investment advisory services are provided to the Funds by the Manager. The Manager manages each Fund pursuant to an Investment Management Agreement (the "Management Agreement") with the Trust in respect of each such Fund, and subject to the investment policies described herein and in the Prospectus for the Funds.

The Manager is a registered investment adviser and a Minnesota limited liability company located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Insurance Company of North America ("Allianz Life") is the sole owner of the Manager.


For the services provided and the expenses assumed pursuant to the Management Agreement each of the Trust's Funds pays a fee, computed daily and paid monthly, at an annual rate calculated as a percentage of the average daily net assets of that Fund according to the following schedule:


Name of Fund                                             Management Fee
------------------------------------------------------   ----------------------
AIM Basic Value Fund                                       0.75%
AIM International Equity Fund                              0.90%
Columbia Technology Fund                                   0.84%(1)
Davis NY Venture Fund                                      0.75%
Dreyfus Founders Equity Growth Fund                        0.80%(1)
Dreyfus Premier Small Cap Value Fund                       0.90%
Franklin Small Cap Value Fund                              0.75%
Jennison 20/20 Focus Fund                                  0.75%
Jennison Growth Fund                                       0.80%
LM Growth Fund                                             0.85%
LM Value Fund                                              0.75%
LMP Large Cap Growth Fund                                  0.80%
LMP Small Cap Growth Fund                                  0.85%
Money Market Fund                                          0.35%
NACM International Fund                                    0.85%
Neuberger Berman Regency Fund                              0.75%
OCC Opportunity Fund                                       0.85%
OCC Renaissance Fund                                       0.75%
OCC Value Fund                                             0.75%
Oppenheimer Developing Markets Fund                        1.23%
Oppenheimer Global Fund                                    0.90%
Oppenheimer International Growth Fund                      0.843%(2)
Oppenheimer Main Street Fund                               0.80%
PIMCO Total Return Fund                                    0.75%
S&P 500 Index Fund                                         0.17%
Schroder International Small Cap Fund                      1.00%
Small Cap Stock Index Fund                                 0.26%
Target Double Play Fund                                    0.60%
TargetPLUS Balanced Fund                                   0.52%
TargetPLUS Equity Fund                                     0.60%
TargetPLUS Growth Fund                                     0.52%
TargetPLUS Moderate Fund                                   0.52%
VK Aggressive Growth Fund                                  0.90%(3)
VK Comstock Fund                                           0.757%(3)
VK Equity and Income Fund                                  0.75%
VK Global Franchise Fund                                   0.95%
VK Global Real Estate Fund                                 0.90%
VK Growth and Income Fund                                  0.757%(3)
VK Mid Cap Growth Fund                                     0.83%(3)
VK Strategic Growth Fund                                   0.85%

                                        48
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------


                                                                  Average Net Assets in Millions (M)
                                           ----------------------------------------------------------------------------------
(1)                                           Up to $10M     $10M to $20M    $20M to $40M    $40M to $60M    $60M and More
                                           --------------   --------------  --------------  --------------  -----------------
Columbia Technology Fund                        1.00%           0.875%          0.750%          0.750%           0.750%
Dreyfus Founders Equity Growth Fund             1.00%           0.875%          0.750%          0.750%           0.750%



                                                              Average Net Assets in Millions (M)
                                           ----------------------------------------------------------------------------------
(2)                                          Up to $50M      $50M to $200M       $200M to $500M     $500M and More
                                           ---------------   ----------------   ----------------   --------------------------
Oppenheimer
International Growth Fund                       0.875%            0.715%            0.625%              0.600%

-----------------------------------------------------------------------------------------------------------------------------

                                                              Average Net Assets in Millions (M)
                                           ----------------------------------------------------------------------------------
(3)                                          Up to $100M      $100M to $250M     $250M to $500M     $500M and More
                                           ---------------   ----------------   ----------------   --------------------------
VK Aggressive Growth Fund                       0.900%            0.850%             0.825%             0.800%
VK Comstock Fund                                0.775%            0.750%             0.725%             0.675%
VK Growth and Income Fund                       0.775%            0.750%             0.725%             0.675%
VK Mid Cap Growth Fund                          0.850%            0.800%             0.775%             0.750%



The Manager and the Funds listed below have entered into a written agreement whereby the Manager has voluntarily reduced the management fee through April 30, 2008, to the following:

Name of Fund                                 Management Fee
-------------------------------------        ---------------------------------------------------------------------------------
Dreyfus Premier Small Cap Value Fund         0.85%
Jennison 20/20                               0.75% on the first $100 million of assets, and 0.70% on assets above $100 million
Legg Mason Growth Fund                       0.80%
Oppenheimer Developing Markets Fund          0.95%
Oppenheimer Global Fund                      0.80%
Oppenheimer Main Street Fund                 0.75%
Target Double Play Fund                      0.45%
TargetPLUS Equity Fund                       0.45%
VK Equity and Income Fund                    0.70%
VK Aggressive Growth Fund                    0.80% on the first $100 million of assets, 0.75% on the next $150 million, and 0.80% on assets on assets above $250 million.
VK Comstock Fund                             0.75% on the first $100 million of assets, 0.70% on the next $400 million, and 0.65% on assets above $500 million.
VK Growth and Income Fund                    0.675% on the first $100 million of assets and 0.65% on assets above $100 million.
VK Mid Cap Growth Fund                       0.80% on the first $100 million of assets and 0.75% on assets above $100 million.
VK Strategic Growth Fund                     0.75%

The Manager may periodically elect to voluntarily reduce all or a portion of its fee with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends. In this regard, the

                                        49
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Manager has entered into an expense limitation agreement with certain of the Funds (each an "Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreements, the Manager has agreed to waive or limit its fees and to assume other expenses to the extent necessary to limit the total annual operating expenses of each Fund to the limits described below. The operating expenses covered by the Expense Limitation Agreement includes fees deducted from Fund assets such as audit fees and payments to independent trustees but does not include the operating expenses of other investment companies in which the Funds may invest ("acquired fund fees and expenses"). Please note that the waiver of such fees will cause the total return and yield of a fund to be higher than they would otherwise be in the absence of such a waiver.

The Manager may request and receive reimbursement ("recoupment") from the Fund for expenses previously paid by the Manager, which may include waived management fees, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to expenses paid by the Manager within the three fiscal years prior to the date of such reimbursement. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by the Manager is not permitted.

The Manager has contractually agreed to pay fund expenses, which may include waiving management fees, through April 30, 2008, in order to limit annual fund operating expenses for certain of the Funds of the Trust as follows:

         Name of Fund                           Expense Limitation for Fund
         ------------------------------------   ---------------------------
                                                 Class 1       Class 2
                                                 -------       -------
         AIM Basic Value Fund                      N/A          1.20%
         AIM International Equity Fund             N/A          1.45%
         Columbia Technology Fund                  N/A          1.35%
         Davis NY Venture Fund                    0.95%         1.20%
         Dreyfus Founders Equity Growth Fund       N/A          1.20%
         Dreyfus Premier Small Cap Value Fund     1.10%         1.35%
         Franklin Small Cap Value                  N/A          1.35%
         Jennison 20/20 Focus Fund                 N/A          1.20%
         Jennison Growth Fund                      N/A          1.20%
         LM Growth                                 N/A          1.30%
         LM Value Fund                             N/A          1.20%
         LMP Large Cap Growth Fund                 N/A          1.20%
         LMP Small Cap Growth Fund                 N/A          1.35%
         Money Market Fund                         N/A          0.87%
         NACM International Fund                   N/A          1.45%
         Neuberger Berman Regency Fund             N/A          1.30%
         OCC Opportunity Fund                      N/A          1.35%
         OCC Renaissance Fund                      N/A          1.30%
         OCC Value Fund                            N/A          1.20%
         Oppenheimer Developing Markets Fund      1.40%         1.65%
         Oppenheimer Global Fund                  1.14%         1.39%
         Oppenheimer International Growth Fund     N/A          1.45%
         Oppenheimer Main Street Fund             0.95%         1.20%
         PIMCO Total Return Fund                   N/A          1.20%
         Schroder International Small Cap Fund     N/A          1.65%
         S&P 500 Index Fund                       0.24%         0.49%
         Small Cap Stock Index Fund                N/A          0.58%
         Target Double Play Fund                   N/A          0.79%
         TargetPLUS Balanced Fund                  N/A          0.89%
         TargetPLUS Equity Fund                    N/A          0.79%
         TargetPLUS Growth Fund                    N/A          0.89%
         TargetPLUS Moderate Fund                  N/A          0.89%
         VK Aggressive Growth Fund                 N/A          1.30%

                                        50
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

         Name of Fund                           Expense Limitation for Fund
         ------------------------------------   ---------------------------
                                                 Class 1       Class 2
                                                 -------       -------
         VK Comstock Fund                          N/A          1.20%
         VK Equity and Income Fund                 N/A          1.20%
         VK Global Franchise Fund                  N/A          1.39%
         VK Global Real Estate Fund                N/A          1.35%
         VK Growth and Income Fund                 N/A          1.20%
         VK Mid Cap Growth Fund                    N/A          1.30%
         VK Strategic Growth Fund                  N/A          1.20%

Pursuant to the Management Agreement, the Funds will pay all expenses not assumed by the Manager. Among other expenses, each Fund pays its taxes (if any), brokerage commissions on portfolio transactions, interest, the cost of transfer and dividend disbursement, administration of shareholder accounts, custodial fees, expenses of registering and qualifying shares for sale after the initial registration, auditing and legal expenses, fees and expenses of unaffiliated trustees, and costs of shareholder meetings.

Unless sooner terminated, the Management Agreement continues in effect as to a particular Fund for an initial period of two years and thereafter for successive one-year periods if such continuance is approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of such Fund and (ii) by vote of a majority of the Trustees who are not parties to the Management Agreement, or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for such purpose. The Management Agreement is terminable as to a particular Fund at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of that Fund, or by the Manager as applicable. The Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Management Agreement provides that the Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss suffered by a Fund resulting from a breach of fiduciary duty with respect to its receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager as applicable in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.


The Funds' management fees for the last 3 fiscal years that were earned, recouped, and waived (with the exception of NACM International Fund, Schroder International Small Cap Fund, S&P 500 Index Fund, Small Cap Stock Index Fund, TargetPLUS Balanced Fund, TargetPLUS Growth Fund, and TargetPLUS Moderate Fund which commenced operations after December 31, 2006) were as follows:



-------------------- --------------------------------- --------------------------------- --------------------------------
Period Ended                December 31, 2006                 December 31, 2005                 December 31, 2004
-------------------- --------------------------------- --------------------------------- --------------------------------

                       Management            Management ManagemenT           Management  Management             Management
                       Fees                  Fees       Fees                   Fees        Fees                   Fees
Fund                   Earned    Recoupment* Waived     Earned    Recoupment*  Waived      Earned   Recoupment*   Waived
-------------------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
AIM Basic Value
Fund                 $1,338,155   $115,843      $   -- $1,304,295   $70,235     $   --    $970,139      $   --    $29,252
-------------------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
AIM International
Equity Fund           2,086,629    224,965          --    896,971         --      54,174    309,897         --    131,926
-------------------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
Columbia
Technology Fund         421,291     52,540          --    365,282     31,207          --    347,236      1,834         --
-------------------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
Davis NY Venture
Fund                  3,272,533     96,770          --  1,780,830    109,437          --    633,924         --     12,211
-------------------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
Dreyfus Founders
Equity Growth Fund      746,089      4,064          --    654,136         --      19,617    507,181         --     57,837
-------------------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
Dreyfus Premier
Small Cap Value
Fund                    593,078     45,152     22,422    396,783          --      28,549     95,159         --     16,603
-------------------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
First Trust Target
Double Play Fund              7          --          2         --         --          --         --         --         --
-------------------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------

                                        51
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Franklin Small Cap
Value Fund            2,509,042          --         --  1,441,046         --          --    487,275     25,363         --
-------------------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
Jennison 20/20
Focus Fund            1,895,577      9,926    105,697    332,860          --       9,896         --         --         --
-------------------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
Jennison Growth
Fund                    355,313      1,361          --     80,720         --       8,417         --         --         --
-------------------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
LM Growth Fund          741,987     93,510     29,351    471,900        940           --    341,173         --     30,469
-------------------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
LM Value Fund
                      2,505,880     49,392          --  1,248,367     62,920          --    343,209         --     11,188
-------------------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
LMP Large Cap
Growth Fund           1,975,200    134,109          --  1,381,451         --      18,358    801,565         --     56,263
-------------------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
LMP Small Cap
Growth Fund             632,698          --         --    129,681         --          --         --         --         --
-------------------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
Money Market Fund
                      1,464,293          --         --  1,025,438         --          --    861,882         --         --
-------------------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
Neuberger Berman
Regency Fund            240,836          --         --         --         --          --         --         --         --
-------------------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
OCC Opportunity
Fund                  1,297,821      9,442          --  1,027,842     95,527          --    795,884     21,386         --
-------------------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
OCC Renaissance
Fund                  2,761,845          --         --  3,205,966    124,137          --  2,555,854    228,433         --
-------------------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
OCC Value Fund
                      1,620,649     84,339          --  1,737,786    102,220          --  1,101,322         --     16,745
-------------------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
Oppenheimer
Developing Markets
Fund                    486,438          --    384,205         --         --          --         --         --         --
-------------------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
Oppenheimer Global
Fund                  1,654,889          --    127,440  1,037,746     13,273          --    230,135         --     13,273
-------------------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
Oppenheimer
International
Growth Fund           1,103,018    187,050          --    495,424         --      35,601    217,027         --     92,043
-------------------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
Oppenheimer Main
Street Fund             879,777     19,790     37,736    680,967          --      70,153    182,106          --     20,359
-------------------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
PIMCO Total Return
Fund                    260,358          --        --          --        --           --        --          --         --
-------------------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
TargetPLUS Equity
Fund                         16          --          5         --        --           --         --         --         --
-------------------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
VK Aggressive
Growth Fund             943,116    108,707     86,818    855,543          --      24,122    613,193         --     49,868
-------------------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
VK Comstock Fund      4,542,586     10,171    131,874  3,404,958    210,315           --  2,105,328     32,342         --
-------------------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
VK Equity and
Income Fund           1,421,303          --     65,923    930,930      4,487         --    203,851          --      4,487
-------------------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
VK Global
Franchise Fund        2,953,459          --        --  1,823,523     51,078           --    622,949         --     28,659
-------------------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
VK Global Real
Estate Fund             484,295          --     65,477        --          --          --         --         --         --
-------------------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
VK Growth and
Income Fund           2,524,541    235,230    213,204  2,026,812     87,403           --  1,382,038         --     63,948
-------------------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
VK Mid Cap Growth
Fund                  2,247,603    131,230     88,696  1,203,072     65,809           --    566,338         --     33,651
-------------------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
VK Strategic
Growth Fund           1,463,612    106,740    111,708  1,407,387          --     112,352  1,137,020         --    169,810
-------------------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- ---------- ----------

* Recoupment of prior expenses reimbursed by the Manager is included in the amount shown under Management Fees Earned.

                                        52
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Pursuant to separate agreements effective November 1, 2006 between the Funds and the Manager, the Manager provides a Chief Compliance Officer ("CCO") and certain compliance oversight and filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Operations as "Administrative and compliance service fees" in the Funds' annual and semiannual reports.


The Manager and the Funds have also entered into an administrative services agreement whereby the Manager provides certain compliance oversight services and certain services in connection with the filing of documents with the SEC on behalf of the Funds. The fees paid to the Manager for the compliance oversight services are based on the Manager's expenses for personnel who provide these services. The fees for the filing services are calculated on an hourly rate.

THE SUBADVISERS
The Manager has entered into agreements (the "Subadvisory Agreements") with various Subadvisers with respect to each Fund managed by the Manager.


Subadvisers are selected through a rigorous portfolio manager selection process which includes researching each potential Subadviser's asset class, track record, organizational structure, management team, compliance philosophy and operational structure, consistency of performance, and assets under management. The Manager chooses a small group of potential Subadvisers it considers to be most qualified based on its evaluation, including a quantitative and qualitative analysis. Out of the small group of potential Subadvisers, the Manager then selects the firm it determines to be the most qualified. The Manager's selection is then subject to approval by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust.


Each Subadviser's performance on behalf of a Fund is monitored by the Manager, taking into consideration investment objectives and policies and level of risk. The Manager brings comprehensive monitoring and control to the investment management process.

The Trust and the Manager were issued an exemptive order from the Securities and Exchange Commission in September 2002 which permits the Funds to obtain the services of one or more subadvisers without investor or shareholder approval. The exemptive order also permits the terms of Subadvisory Agreements to be changed and the employment of subadvisers to be continued after events that would otherwise cause an automatic termination of a Subadvisory Agreement, in each case without shareholder approval if those changes or continuation are approved by the Trust's Board of Trustees. If a subadviser were added or changed without shareholder approval, the Prospectus would be revised and shareholders notified.


Highly disciplined manager evaluation on both a quantitative and qualitative basis is an ongoing process. The Manager's investment committee gathers and analyzes performance data. Performance attribution, risk/return ratios and purchase/sale assessments are prepared monthly and, each quarter, a more comprehensive review is completed which consists of subadviser visits, fundamental analysis and statistical analysis. Extensive quarterly analysis is conducted to ensure that the Fund is being managed in line with the stated objectives. Semiannually, the investment committee reviews the back-up subadviser selection, regression analysis and universe comparisons. In addition to ongoing compliance monitoring, the Manager's compliance team performs quarterly compliance reviews and a more extensive annual compliance examination, including an on-site compliance visit. A number of "red flags" signal a more extensive and frequent manager review. These red flags consist of returns inconsistent with the investment objective, changes in leadership, ownership or portfolio managers, large changes in assets under management, changes to or deficiencies in compliance policies, practices or procedures, and changes in philosophy or discipline. The immediate response to any red flag is to assess the potential impact on the Subadviser's ability to meet investment objectives. The Manager monitors "back-up" subadvisers for each investment class so that, should a subadviser change be warranted, the transition can be effected on a timely basis.


                                        53
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Under the Subadvisory Agreements, each Subadviser agrees to assume the obligations of the Manager to provide day-to-day investment decisions and other advisory services for a specific Fund or a portion of the assets of a specific Fund, as allocated by the Manager, if there is more than one Subadviser. For the VK Global Franchise Fund and the VK Global Real Estate Fund only, Van Kampen Asset Management has delegated some of its duties under the Subadvisory Agreement to certain of its affiliates.


The Manager has entered into an agreement with the First Trust Advisors L.P. whereby the Manager and certain of its affiliates will be prohibited from using, or causing another party to use, investment methodologies that are substantially similar to those described in this prospectus for the Target Double Play Fund, TargetPLUS Equity Fund, and the Equity Portfolios of the TargetPLUS Balanced Fund, TargetPLUS Growth Fund, and TargetPLUS Moderate Fund to manage any fund and the word "Target" to label an investment methodology in the event the Manager or the Funds fail to renew the Subadvisory Agreement with First Trust Advisors L.P. or if any portion of the assets of any or all of the Target Double Play Fund, TargetPLUS Equity Fund, and the Equity Portfolios of the TargetPLUS Balanced Fund, TargetPLUS Growth Fund, and TargetPLUS Moderate Fund are placed under the management of the Manager or another asset manager.


The following table shows each Fund, its Subadviser and the rate paid based on average daily net assets of each Fund for such subadvisory services during the last fiscal period ended December 31, 2006 (with the exception of the NACM International Fund, Schroder International Small Cap Fund, S&P 500 Index Fund, Small Cap Stock Index Fund, TargetPLUS Balanced Fund, TargetPLUS Growth Fund, and TargetPLUS Moderate Fund which commenced operations after December 31,
2006):


                                                                                 Subadvisory
Fund                                       Subadviser                               Fee*
----------------------------------------   ------------------------------------  -------------
AIM Basic Value Fund                       AIM Capital Management, Inc.             0.50%
AIM International Equity Fund              AIM Capital Management, Inc.             0.65%
Columbia Technology Fund                   Columbia Management Advisors, LLC        0.54%
Davis NY Venture Fund                      Davis Selected Advisers, L.P.            0.41%
Dreyfus Founders Equity Growth Fund        Founders Asset Management LLC            0.53%
Dreyfus Premier Small Cap Value Fund       The Dreyfus Corporation                  0.60%
Franklin Small Cap Value Fund              Franklin Advisory Services, LLC          0.57%
Jennison 20/20 Focus Fund                  Jennison Associates LLC                  0.49%
Jennison Growth Fund                       Jennison Associates LLC                  0.55%
LM Growth Fund                             Legg Mason Capital Management, Inc.      0.55%
LM Value Fund                              Legg Mason Capital Management, Inc.      0.40%
LMP Large Cap Growth Fund                  ClearBridge Advisors, LLC                0.45%
LMP Small Cap Growth Fund                  ClearBridge Advisors, LLC                0.60%
Money Market Fund                          Prudential Investment Management, Inc.   0.19%
Neuberger Berman Regency Fund**            Neuberger Berman Management Inc.         0.33%
OCC Opportunity Fund                       Oppenheimer Capital LLC                  0.57%
OCC Renaissance Fund                       Oppenheimer Capital LLC                  0.48%
OCC Value Fund                             Oppenheimer Capital LLC                  0.50%
Oppenheimer Developing Markets Fund**      OppenheimerFunds, Inc.                   0.46%
Oppenheimer Global Fund                    OppenheimerFunds, Inc.                   0.48%
Oppenheimer International Growth Fund      OppenheimerFunds, Inc.                   0.57%
Oppenheimer Main Street Fund               OppenheimerFunds, Inc.                   0.45%
PIMCO Total Return Fund**                  Pacific Investment Management Company
                                           LLC                                      0.55%
Target Double Play Fund                    First Trust Advisors L.P.                0.35%
TargetPLUS Equity Fund                     First Trust Advisors L.P.                0.35%
VK Aggressive Growth Fund                  Van Kampen Asset Management              0.55%
VK Comstock Fund                           Van Kampen Asset Management              0.38%
VK Equity and Income Fund                  Van Kampen Asset Management              0.45%
VK Global Franchise Fund                   Van Kampen Asset Management.             0.69%

                                        54
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

                                                                                 Subadvisory
Fund                                       Subadviser                               Fee*
----------------------------------------   ------------------------------------  -------------
VK Global Real Estate Fund**               Van Kampen Asset Management.             0.66%
VK Growth and Income Fund                  Van Kampen Asset Management              0.40%
VK Mid Cap Growth Fund                     Van Kampen Asset Management              0.47%
VK Strategic Growth Fund                   Van Kampen Asset Management              0.50%

* The Subadvisory Fee represents the annual fee based on the net asset value of the Fund and is accrued daily and payable monthly.
** The Subadvisory Fee for Funds that have been in operation less than one full fiscal year is calculated based on the rates in the following table for that Fund.


The Subadvisory Fee rates for the Funds are listed below, including the Funds that commenced operations after the last fiscal period ended December 31, 2006. For those Funds with multiple rates, when average daily net assets exceed the first breakpoint, multiple rates will apply, resulting in a blended rate. For example, if a rate of 0.50% applies to the first $500 million, and a rate of 0.45% applies thereafter, and a fund had $600 million in average daily net assets, then 0.50% would apply to the first $500 million and 0.45% would apply to the remaining $100 million in assets.


Fund                                                                               Rate
----                                                                               ----
                                                                Average Daily Net Assets (for Breakpoints)
                                                                ------------------------------------------
                                                            First $500 million                 Thereafter
                                                            ------------------                 ----------
AIM Basic Value Fund...............................               0.500%                         0.450%
AIM International Equity Fund......................               0.650%                         0.600%

                                                         First $75       Next $75      Next $100
                                                          million         million        million       Thereafter
                                                          -------         -------        --------      ----------
Columbia Technology Fund...........................        0.550%         0.500%         0.450%          0.425%

                                                            First $100 million                 Thereafter
                                                            ------------------                 ----------
Davis NY Venture Fund..............................               0.450%                         0.400%

                                                             First $60 million                 Thereafter
                                                            ------------------                 ----------
Dreyfus Founders Equity Growth Fund................               0.550%                         0.500%

                                                                              No Breakpoints
                                                                              --------------
Dreyfus Premier Small Cap Value Fund...............                               0.600%

                                                       First $200 million   Next $300 million       Thereafter
                                                       ------------------    ----------------       ----------
Franklin Small Cap Value Fund......................          0.600%               0.520%              0.500%

                                                        First $100      Next $400      Next $500
                                                          million         million        million       Thereafter
                                                          -------         -------        --------      ----------
Jennison Growth Fund...............................        0.550%         0.450%         0.400%          0.350%
Jennison 20/20 Fund................................        0.550%         0.450%         0.400%          0.350%

                                                           First $250M          Next $250M          Thereafter
                                                       ------------------    ----------------       ----------
LMP Large Cap Growth Fund..........................          0.450%               0.400%              0.350%
LMP Small Cap Growth Fund..........................          0.600%               0.550%              0.500%

                                                            First $100 million                 Thereafter
                                                            ------------------                 ----------
LM Growth Fund    .................................               0.550%                         0.450%

                                                       First $50    Next $50    Next $50    Next $50
                                                         million     million     million     million    Thereafter
                                                         -------     -------     --------    -------    ----------
LM Value Fund     .................................       0.70%       0.45%       0.40%       0.35%        0.30%

                                                                              No Breakpoints
                                                                              --------------
Money Market Fund .................................                               0.250%

                                        55
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Fund                                                                               Rate
----                                                                               ----
                                                                Average Daily Net Assets (for Breakpoints)
                                                                ------------------------------------------
                                                        First $100      Next $400      Next $400
                                                          million         million        million       Thereafter
                                                          -------         -------        --------      ----------
NACM International Fund............................        0.550%         0.500%         0.450%          0.400%

                                                                              No Breakpoints
                                                                              --------------
Neuberger Berman Regency Fund......................                               0.500%

                                                        First $50 million   Next $200 million       Thereafter
                                                       ------------------    ----------------       ----------
OCC Opportunity Fund...............................          0.600%               0.550%              0.500%

                                                        First $250      Next $250      Next $250
                                                          million         million        million       Thereafter
                                                          -------         -------        --------      ----------
OCC Renaissance Fund and OCC Value Fund............        0.500%         0.450%         0.400%          0.350%

                                                                              No Breakpoints
                                                                              --------------
Oppenheimer Developing Markets Fund................                               0.700%

                                                        First $10 million    Next $90 million       Thereafter
                                                       ------------------    ----------------       ----------
Oppenheimer Global Fund............................          0.600%               0.500%              0.450%
Oppenheimer International Growth Fund..............          0.650%               0.600%              0.500%
Oppenheimer Main Street Fund.......................          0.500%               0.450%              0.400%

                                                                              No Breakpoints
                                                                              --------------
PIMCO Total Return Fund............................                               0.540%

                                                       First $150 million   Next $150 million       Thereafter
                                                       ------------------    ----------------       ----------
Schroder International Small Cap Fund..............          0.750%               0.700%              0.600%

                                                       First $150 million   Next $850 million       Thereafter
                                                       ------------------    ----------------       ----------
S&P 500 Index Fund & Small Cap Stock Index Fund....          0.050%               0.020%              0.010%

                                                            First $250 million                 Thereafter
                                                            ------------------                 ----------
Target Double Play Fund & TargetPLUS Equity Fund...               0.350%                         0.300%

TargetPLUS Balanced Fund,
TargetPLUS Growth Fund,
TargetPLUS Moderate Fund...........................         First $250 million                 Thereafter
                                                            ------------------                 ----------
    Equity Portfolio...............................               0.350%                         0.300%
    Fixed Income Portfolio -- Diversified Income
    Strategy                                                      0.450%                         0.450%
    Fixed Income Portfolio -- Total Return Strategy.              0.250%                         0.250%

                                                                              No Breakpoints
                                                                              --------------
VK Equity and Income Fund..........................                               0.450%

                                                       First $300 million    Next $300million       Thereafter
                                                       ------------------    ----------------       ----------
VK Global Franchise Fund+..........................          0.700%               0.600%              0.500%

                                                                              No Breakpoints
                                                                              --------------
VK Global Real Estate Fund.........................                               0.650%

                                                        First $100      Next $150      Next $250
                                                          million         million        million       Thereafter
                                                          -------         -------        --------      ----------
VK Growth and Income Fund+.........................        0.425%         0.400%         0.375%          0.325%
VK Mid Cap Growth Fund+............................        0.500%         0.450%         0.425%          0.400%

                                                                              No Breakpoints
                                                                              --------------
VK Strategic Growth Fund...........................                               0.500%

+ The minimum fee payable per Fund is $100,000 per calendar year, commencing January 1, 2002.

                                        56
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

The table below presents the subadvisory fees earned by each of the funds (with the exception of NACM International Fund, Schroder International Small Cap Fund, S&P 500 Index Fund, Small Cap Stock Index Fund, , TargetPLUS Balanced Fund, TargetPLUS Growth Fund, and TargetPLUS Moderate Fund which commenced operations after December 31, 2006) for the last 3 fiscal years.


For the fiscal year or period ended:          December 31, 2006    December 31, 2005    December 31, 2004
                                             ------------------------------------------------------------
                                                  Subadvisory          Subadvisory        Subadvisory
Fund                                              Fees Earned          Fees Earned          Fees Earned
---------------------------------------------------------------------------------------------------------
AIM Basic Value Fund                                $ 892,155           $ 869,596          $ 647,798
AIM International Equity Fund                       1,510,062             648,122            224,466
Columbia Technology Fund                              276,527             243,527            226,531
Davis NY Venture Fund                               1,797,144           1,000,001            317,927
Dreyfus Founders Equity Growth Fund                   502,990             441,102            265,627
Dreyfus Premier Small Cap Value Fund                  395,772             264,542             84,011
Franklin Small Cap Value Fund                       1,901,528           1,153,024                 NA
Jennison 20/20 Focus Fund                           1,167,760             341,283                 NA
Jennison Growth Fund                                  244,626              82,788                 NA
LM Growth Fund                                        480,494             305,432                 NA
LM Value Fund                                       1,352,593             832,738            269,610
LMP Large Cap Growth Fund                           1,107,781             949,991                 NA
LMP Small Cap Growth Fund                             446,992             136,510                 NA
Money Market Fund                                     777,865             732,449            608,322
Neuberger Berman Regency Fund                         160,853                  NA                 NA
OCC Opportunity Fund                                  874,141             845,362            575,959
OCC Renaissance Fund                                1,781,057           2,047,925          1,663,412
OCC Value Fund                                      1,080,542           1,158,431            736,322
Oppenheimer Developing Markets Fund                   273,564                  NA                 NA
Oppenheimer Global Fund                               888,464             579,077            190,306
Oppenheimer International Growth Fund                 822,367             357,583            134,168
Oppenheimer Main Street Fund                          495,273             388,110            152,447
PIMCO Total Return Fund                               187,607                  NA                 NA
Target Double Play Fund                                     4                  NA                 NA
TargetPLUS Equity Fund                                     10                  NA                 NA
VK Aggressive Growth Fund                             575,205             523,218            375,375
VK Comstock Fund                                    2,362,704           1,805,397          1,129,764
VK Equity and Income Fund                             853,728             558,671                 NA
VK Global Franchise Fund                            2,158,349           1,344,053            461,575
VK Global Real Estate Fund                            351,203                  NA                 NA
VK Growth and Income Fund                           1,348,679           1,091,318            747,477
VK Mid Cap Growth Fund                              1,284,174             699,160            333,677
VK Strategic Growth Fund                              860,692             828,038            669,444

A I M CAPITAL MANAGEMENT, INC.
A I M Capital Management, Inc. ("AIM") is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM has acted as an investment advisor since its organization in 1976 and, together with its affiliates, advises or manages over 200 investment portfolios. Assets under management by AIM and its affiliates as of December 31, 2006, were $149 billion.

                                        57
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

CLEARBRIDGE ADVISORS, LLC
(Formerly CAM North America, LLC, successor in interest to Salomon Brothers Asset Management Inc) ClearBridge Advisors, LLC ("ClearBridge"), with offices at 399 Park Avenue, New York, New York 10022, is a recently-organized investment adviser that has been formed to succeed to the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. in December 2005. As of December 31, 2006, ClearBridge had $115.8 billion in assets under management. ClearBridge is a wholly owned subsidiary of Legg Mason, a financial services holding company, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202.


COLUMBIA MANAGEMENT ADVISORS, LLC
Columbia Management Advisors, LLC ("Columbia Advisors"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's Subadviser. Columbia Advisors is a direct, wholly owned subsidiary of Columbia Management Group, LLC, which in turn is a direct, wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. Columbia Advisors, a registered investment advisor, has been an investment adviser since 1995. At December 31, 2006, Columbia Advisors had $345 billion in assets under management. Columbia Advisors is an SEC-registered investment adviser and indirect, wholly-owned subsidiary of Bank of America Corporation.

DAVIS SELECTED ADVISERS. L.P.
Davis Selected Advisers, L.P. ("Davis"), is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706. Davis is controlled by its general partner, Davis Investments, LLC. Davis Investments, LLC is a holding company with no business operations. Davis Investments, LLC is controlled by Christopher Davis as sole member. Christopher Davis' principal business over the last five years has been portfolio manager. Davis has been providing investment advice since 1969. As of December 31, 2006, Davis managed $98 billion in assets. Davis commenced operations in 1969.

THE DREYFUS CORPORATION
The Dreyfus Corporation ("Dreyfus") is located at 200 Park Avenue, New York, NY 10166. Founded in 1947, Dreyfus manages approximately $190 billion in over 209 mutual fund portfolios as of December 31, 2006. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company. Headquartered in Pittsburgh, Mellon offers a comprehensive array of banking services for individuals and corporations and is one of the world's leading providers of asset management, trust, custody and benefits consulting services.

On December 4, 2006, Mellon Financial Corporation and The Bank of New York Company, Inc. announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus, the Fund's Subadviser, currently a wholly-owned subsidiary of Mellon Financial Corporation, would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals and the approval of The Bank of New York Company, Inc.'s and Mellon Financial Corporation's shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial Corporation and The Bank of New York Company, Inc. expect the transaction to be completed in the third quarter of 2007.

FIRST TRUST ADVISORS L.P.
First Trust Advisors L.P. ("First Trust"), located at 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, is responsible for managing the investment strategies used by the AZL First Trust Target Double Play Fund, the AZL TargetPLUS Equity Fund and the Equity Portfolios of the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund (the "First Trust Portfolios") subject to the supervision of the Manager and the Board of Trustees. No one individual is primarily responsible for portfolio management decisions for the First Trust Portfolios. Investments are made under the direction of an investment committee (the "First Trust

                                        58
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Investment Committee"). Robert F. Carey, CFA, Roger F. Testin, CFA, Jon C. Erickson, CFA, David G. McGarel, CFA, and Daniel J. Lindquist, CFA, comprise the First Trust Investment Committee of First Trust that is responsible for the day-to-day management of the First Trust Portfolios.

First Trust and First Trust Portfolios L.P., an affiliate of First Trust, were established in 1991 and at December 31, 2006, had approximately $28.56 billion in assets under management and supervision, of which approximately $1.693 billion was invested in trusts serving as underlying funds for variable annuity and insurance contracts.

FOUNDERS ASSET MANAGEMENT LLC
Founders Asset Management LLC ("Founders") is a wholly-owned subsidiary of Dreyfus Service Corporation, which is a wholly-owned subsidiary of Dreyfus. The Founders corporate offices are located at 210 University Boulevard, Suite 800, Denver, Colorado 80206. Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser or subadviser to other investment companies.


On December 4, 2006, Mellon Financial Corporation and The Bank of New York Company, Inc. announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Founders, the Funds' Subadviser, currently an indirect wholly-owned subsidiary of Mellon Financial Corporation, would become an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The transaction is subject to certain regulatory approvals and the approval of The Bank of New York Company, Inc.'s and Mellon Financial Corporation's shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial Corporation and The Bank of New York Company, Inc. expect the transaction to be completed in the third quarter of 2007.

FRANKLIN ADVISORY SERVICES, LLC
Franklin Advisory Services, LLC ("Franklin"), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024, is the Fund's investment Subadviser, and was founded in 1947. Together, as of December 31, 2006, Franklin and its affiliates had over $552 billion in assets under management.

JENNISON ASSOCIATES LLC
Jennison Associates LLC ("Jennison"), 466 Lexington Avenue, New York, New York 10017, is a Delaware limited liability company and has been in the investment advisory business since 1969 (includes its predecessor, Jennison Associates Capital Corp.). Jennison is a direct, wholly owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly owned subsidiary of Prudential Asset Management Holding Company LLC, which is in turn a wholly owned subsidiary of Prudential Financial, Inc. As of December 31, 2006, Jennison managed in excess of $77 billion in assets.

LEGG MASON CAPITAL MANAGEMENT, INC.
Legg Mason Capital Management, Inc. ("LMCM") is located at 100 Light Street, Baltimore, MD 21202, and was founded in 1982. As of December 31, 2005, LMCM, together with its sister companies, Legg Mason Funds Management, Inc., and LMM LLC, had aggregate assets under management of $67 billion.

NEUBERGER BERMAN MANAGEMENT INC.
Neuberger Berman Management Inc. ("Neuberger Berman") is located at 605 Third Avenue 2nd Floor, New York, NY 10158-0180. Neuberger Berman engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $126.9 billion in total assets as of December 31, 2006, and continue an asset management history that began in 1939.

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT LLC
Nicholas-Applegate Capital Management LLC ("NACM"), organized under the laws of Delaware, is located at 600 West Broadway, Suite 2900, San Diego, California 92101. NACM was founded in 1984 and as of

                                        59
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

December 31, 2006 managed approximately $15 billion in discretionary assets for numerous clients, including employee benefit plans, corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. NACM is affiliated with the Manager.

OPPENHEIMER CAPITAL LLC
Oppenheimer Capital LLC ("OpCap") is a wholly-owned subsidiary of Allianz Global Investors Holdings LLC, which is a wholly-owned subsidiary of Allianz Global Investors U.S. Equities LLC. Allianz Global Investors U.S. Equities LLC is a wholly-owned subsidiary of Allianz Global Investors of America L.P. OpCap is a Delaware limited liability company and is a registered investment adviser under the Advisers Act. Its principal place of business is 1345 Avenue of the Americas, 48th Floor, New York, New York 10105. As of December 31, 2006, OpCap had aggregate assets under management of $27.5 billion. OpCap is affiliated with the Manager.

OPPENHEIMERFUNDS, INC.
OppenheimerFunds, Inc, ("OFI") is located at Two World Financial Center, 225 Liberty St., 11th Floor, New York, NY 10281-1008. OFI has been an investment adviser since January 1960. OFI is one of the largest and most respected mutual fund companies in the U.S., with more than $235 billion in assets under management as of December 31, 2006.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC (PIMCO)
Pacific Investment Management Company LLC (PIMCO) is located at 840 Newport Center Drive, Newport Beach, CA 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2006, PIMCO had $667.8 billion in assets under management. PIMCO is affiliated with the Manager.
     RESEARCH AFFILIATES, LLC serves as Sub-Subadviser to the AZL PIMCO Fundamental IndexPLUS Total Return Fund. Research Affiliates, LLC is a California limited liability company, is located at 155 N. Lake Ave., Suite 900, Pasadena, CA 91101. As of December 31, 2006, Research Affiliates, LLC had $18.2 billion in assets under management. The fees paid to Research Affiliates, LLC are not directly paid out of Fund assets. PIMCO pays Research Affiliates, LLC out of the subadvisory fees it receives to subadvise the Fund.

PRUDENTIAL INVESTMENT MANAGEMENT, INC.
Prudential Investment Management, Inc. ("PIM") is located at Two Gateway Plaza Center, Newark, New Jersey, 07102. PIM is a direct, wholly owned subsidiary of Prudential Asset Management Holding Company, which in turn is a wholly owned subsidiary of Prudential Financial, Inc. As of December 31, 2006, PIM's assets under management were $403 billion.

SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC.
Schroder Investment Management North America Inc. (Schroders), 875 Third Avenue, 22nd Floor, New York, NY 10022-6225, has been a registered investment advisor, together with its predecessor, since 1968, and is part of a worldwide group of financial services companies that are together known as Schroders. Schroders currently serves as investment advisor to other mutual funds, and a broad range of institutional investors. At December 31, 2006, Schroders, together with its affiliated companies, managed approximately $251.5 billion in assets. Schroder Investment Management North America Ltd (Schroder Ltd), an affiliate of Schroders with headquarters located at 31 Gresham Street, London EC2V 7QA, England, serves as the sub-subadviser to the Fund and is responsible for day-to-day management of the Fund's assets.

VAN KAMPEN ASSET MANAGEMENT
Van Kampen Asset Management is a wholly-owned subsidiary of Van Kampen Investments Inc. ("Van Kampen") and was founded in 1927. Van Kampen, together with its affiliated asset management companies, had approximately $492 billion under management or supervision as of December 31, 2006. Van Kampen is a wholly-owned subsidiary of MSAM Holdings II, Inc. which is a wholly-owned subsidiary of Morgan Stanley. The offices of Van Kampen Asset Management are located at 1221 Avenue of the Americas, New York, NY 10020.

                                        60
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

OTHER MANAGED ACCOUNTS
The following chart reflects information at December 31, 2006, regarding accounts other than the listed Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance ("performance-based fees"), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rate as of the applicable date.

-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                                                  Registered         Other Pooled
                                                              Investment Company      Investment
                                                                   Accounts/          Vehicles/        Other Accounts/
                                                                 Assets Under        Assets Under        Assets Under
                Fund                     Portfolio Manager        Management          Management          Management
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
AIM Basic Value Fund                   R. Canon Coleman II     7 / $8.76 billion   1 / $7.2 million     2460 / $737.0
                                                                                                           billion
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Matthew W.              8 / $8.52 billion   1 / $7.2 million     2460 / $737.0
                                       Seinsheimer                                                         billion
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Michael J.Simon        10 / $10.27 billion  1 / $7.2 million     2460 / $737.0
                                                                                                           billion
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Bret W. Stanley         7 / $8.76 billion   1 / $7.2 million     2460 / $737.0
                                                                                                           billion
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
AIM International Equity Fund          Shuxin Cao              8 / $6.98 billion      1 / $134.3        1748 / $722.1
                                                                                       million             million
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Matthew W. Dennis       5 / $5.67 billion         4 /            1748 / $722.1
                                                                                    $406.8 million         million
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Jason T. Holzer         8 / $7.71 billion      10 / $3.34        1748 / $722.1
                                                                                       billion             million
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Clas G. Olsson          6 / $5.78 billion      10 / $3.34        1748 / $722.1
                                                                                       billion             million
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Barrett K.Sides         6 / $4.80 billion      1 / $134.3        1748 / $722.1
                                                                                       million             million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
Columbia Technology Fund               Wayne M. Collette       10 / $2.2 billion   1 / $4.4 million  27 / $355.3 million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
Davis NY Venture Fund                  Christopher Davis      31 / $76.4 billion      12 / $1.5         47,000 / $15.1
                                                                                      billion             billion
                                                                                                      Primarily managed
                                                                                                     money/wrap accounts
                                                                                                     generally requiring
                                                                                                      an opening deposit
                                                                                                         of $100,000
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Kenneth Feinberg       28 / $76.3 billion      12 / $1.5        47,000 / $11.00
                                                                                       billion            billion
                                                                                                      Primarily managed
                                                                                                     money/wrap accounts
                                                                                                     generally requiring
                                                                                                    an opening deposit
                                                                                                         of $100,000
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
Dreyfus Founders Equity Growth Fund    John B. Jares           9 / $1.87 billion        0 / $0              0 / $0
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
Dreyfus Premier Small Cap Value Fund   Ronald P. Gala          6 / $1.11 billion     2 / $581.89      15 / $1.21 billion
                                                                                      million          additional accounts
                                                                                                       with performance
                                                                                                       based fees: 4 /
                                                                                                       $512.95 million
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Adam T. Logan           3 / $1.03 billion     2 / $581.89     10 / $362.26 million
                                                                                       million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
Franklin Small Cap Value Fund          William Lippman        13 / $14.5 billion   1 / $590 million         0 / $0
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Bruce Baughman, CPA     1 / $5.2 billion       10 / $8.6             0 / $0
                                                                                       billion
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Margaret McGee          9 / $13.8 billion        0 / $0              0 / $0
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Don Taylor, CPA         8 / $11.5 million   2 / $2.9 million         0 / $0
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
Jennison 20/20 Focus Fund              Spiros "Sig" Segalas    16 / $19.72 billion    2 / $347.2      9 / $2.90 billion
                                                                                       million         Accounts subject to
                                                                                                      performance fees:
                                                                                                      2 / $95.6 million
                                                                                                     (portion managed by
                                                                                                       this portfolio
                                                                                                          manager).
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                       David A. Kiefer         11 / $10.22 billion    3 / $1.15      4 / $163.3 million*
                                                                                       billion        Accounts subject to
                                                                                                      performance fees:
                                                                                                      2 / $95.3 million
                                                                                                     (portion managed by
                                                                                                        this portfolio
                                                                                                         manager).
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------

                                        61
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                                                  Registered         Other Pooled
                                                              Investment Company      Investment
                                                                   Accounts/          Vehicles/        Other Accounts/
                                                                 Assets Under        Assets Under        Assets Under
                Fund                     Portfolio Manager        Management          Management          Management
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
Jennison Growth Fund                   Michael A. Del Balso    12 / $9.43 billion     5 / $1.47      17 / $1.32 billion*
                                                                                       billion
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Kathleen A.            12 / $9.02 billion      3 / $383.9      48 / $5.54 billion
                                       McCarragher                                     million
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Spiros "Sig" Segalas    16 / $19.83 billion    2 / $347.2      9 / $2.90 billion
                                                                                       million        Accounts subject to
                                                                                                      performance fees:
                                                                                                      2 / $95.6 million
                                                                                                     (portion managed by
                                                                                                       this portfolio
                                                                                                          manager).
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
LM Growth Fund                         Robert Hagstrom         4 / $2.42 billion      2 / $248.5      22 / $2.31 billion
                                                                                       million        Accounts subject to
                                                                                                      performance based
                                                                                                       management fee:
                                                                                                      1 / $627 million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                                                                   20 / $9 billion
                                                                                        Pooled
                                                                                      investment
                                                                                       vehicles
LM Value Fund                          Mary Chris Gay          6 / $3.2 billion       subject to            0 / $0
                                                                                     performance
                                                                                        based
                                                                                   management fee:
                                                                                   1 / $311 million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
LMP Large Cap Growth Fund              Alan Blake             17 / $7.63 billion   4 / $21 million     112,279 / $14.59
                                                                                                           billion
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
LMP Small Cap Growth Fund              Jeffrey Russell        10 / $1.28 billion    1 / $6 million   11,326 / $83 million
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Aram Green              6 / $1.06 billion    1 / $6 million    16 / $1.8 million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
NACM International Fund                Horacio A. Valeiras     12 / $964billion       135 / 6.5       18 / $5.3 billion
                                                                                       billion
                                                                                       Accounts
                                                                                      subject to
                                                                                     performance
                                                                                        fees:
                                                                                   2 / $62 million
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Steven Tael             1 / $122 million       66 / $1.53       6 / $1.1 billion
                                                                                       billion
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Kunal Ghosh             1 / $128 million       64 / $1.5        6 / $1.1 billion
                                                                                       billion
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
Neuberger Berman Regency Fund          S. Basu Mullick        12 / $8.826 billion       0 / $0          0 / $0 million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
OCC Opportunity Fund                   Michael Corelli        1 / $258.01 million       0 / $0              0 / $0
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
OCC Renaissance Fund                   David Philips           2 / $2.46 billion        0 / $0              0 / $0
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Nicholas                3 / $2.53 billion        0 / $0        1 / $3.84 million
                                       Frelinghuysen
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Bradley Holmes          2 / $2.46 billion        0 / $0        1 / $3.75 million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
OCC Value Fund                         Colin Glinsman          4 / $8.63 billion        0 / $0        11 / $2.58 billion
                                                                                                        Other Accounts
                                                                                                         subject to a
                                                                                                      performance based
                                                                                                       management fee:
                                                                                                     1 / $154.31 million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
Oppenheimer Developing Markets Fund    Mark Madden            3 / $11.89 billion      8 / $1.06      1 / $409.91 million
                                                                                       million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                                              15 / $28.39 billion
                                                               Accounts subject
Oppenheimer Global Fund                Rajeev Bhaman            to performance       4 / $686.91            0 / $0
                                                                     fees:             million
                                                              1 / $74.95 million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
Oppenheimer International Growth Fund  George R.Evans          6 / $4.29 billion        0 / $0              0 / $0
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
Oppenheimer Main Street Fund           Nikolaos D. Monoyios   16 / $31.06 billion     1 / $33.20            0 / $0
                                                                                       million
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Marc Reinganum         7 / $17.45 billion        0 / $0              0 / $0
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
PIMCO Total Return Fund                William H. Gross          33 / $137.53         20 / $7.68     64 / $41.62 billion
                                                                    billion            billion
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
Schroder International Small Cap Fund  Matthew Dobbs          4 / $13.72 billion      6 / $1.80       5 / $2.82 billion
                                                                 Accounts subject      billion
                                                                  to performance       Accounts
                                                                       fees:          subject to
                                                              3 / $13.66 billion     performance
                                                                                        fees:
                                                                                      1 / $399.5
                                                                                       million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------

                                        62
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                                                  Registered         Other Pooled
                                                              Investment Company      Investment
                                                                   Accounts/          Vehicles/        Other Accounts/
                                                                 Assets Under        Assets Under        Assets Under
                Fund                     Portfolio Manager        Management          Management          Management
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                                                                                     10 / $675.29 million
                                                                                                     Additional accounts
S&P 500 Index Fund and Small Cap                                                                       with performance
Stock Index Fund                       Thomas Durante         7 / $13.12 billion      4 / $229.2        based fees 3 /
                                                                                       million          $81.93 million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
Target Double Play Fund,               Robert F. Carey        35 / $2.68 billion      2 / $73.60            0 / $0
TargetPLUS Equity Fund,                                                               million
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Roger F. Testin        35 / $2.68 billion      2 / $73.60        3,547 / $816.9
                                                                                       million             million
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Jon C. Erickson        35 / $2.68 billion      2 / $73.60        3,547 / $816.9
                                                                                       million             million
                                       ---------------------- -------------------- ----------------- ---------------------
                                       David G. McGarel       35 / $2.68 billion      2 / $73.60        3,547 / $816.9
Equity Portfolios of:                                                                  million             million
  TargetPLUS Balanced Fund             ---------------------- -------------------- ----------------- ---------------------
  TargetPLUS Growth Fund               Daniel J. Lindquist    35 / $2.68 billion      2 / $73.60            0 / $0
  TargetPLUS Moderate Fund                                                             million
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
Fixed Income Portfolios of:            Chris Dialynas          10 / $3.2 billion      16 / $7.3      102 / 43.55 billion
  TargetPLUS Balanced Fund
  TargetPLUS Growth Fund
  TargetPLUS Moderate Fund                                                             billion
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Curtis Mewbourne        4 / $7.76 billion      20 / 4.67       38 / 5.89 billion
                                                                                       billion
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
VK Aggressive Growth Fund              Gary Lewis              7 / $6.45 billion        0 / $0              0 / $0
and VK Strategic Growth Fund
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Dudley Brickhouse       7 / $6.38 billion        0 / $0              0 / $0
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Janet Luby              7 / $6.35 billion        0 / $0              0 / $0
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Matthew Hart            7 / $6.34 billion        0 / $0              0 / $0
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Scott Miller            6 / $6.28 billion        0 / $0              0 / $0
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
VK Comstock Fund                       B. Robert Baker        17 / $31.11 billion     2 / $1.07         16,263 / $3.18
                                                                                       billion             billion
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Jason Leder            15 / $30.70 billion     2 / $1.07         16,263 / $3.18
                                                                                       billion             billion
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Kevin Holt             16 / $31.00 billion     2 / $1.07         16,263 / $3.18
                                                                                       billion             billion
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
VK Global Franchise Fund               Hassan Elmasry          8 / $3.98 billion      5 / $4.07       16 / 2.19 billion
                                                                                       billion
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Paras Dodhia            4 / $3.12 billion        0 / $0              0 / $0
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Michael Allison         4 / $3.12 billion        0 / $0              0 / $0
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Jayson Vowles           4 / $3.12 billion        0 / $0              0 / $0
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
VK Global Real Estate Fund             Theodore R. Bigman     13 / $11.56 billion     7 / $3.17         1,222 / $5.67
                                                                                       billion             billion
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Michiel te Paske        7 / $2.11 billion      5 / $1.63       18 / $2.16 billion
                                                                                       billion
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Sven van Kemenade       4 / $1.69 billion      3 / $1.42       16 / $2.27 billion
                                                                                       billion
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Angeline Ho             4 / $2.15 billion      3 / $2.37       13 / $1.68 billion
                                                                                       billion
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
VK Growth & Income Fund and            James Gilligan         18 / $37.09 billion       0 / $0        4 / $1.06 billion
VK Equity & Income Fund
                                       ---------------------- -------------------- ----------------- ---------------------
                                       James Roeder           18 / $37.09 billion       0 / $0        4 / $1.06 billion
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Mark Laskin             1 / $200 million         0 / $0              0 / $0
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Thomas Bastian         18 / $37.09 billion       0 / $0        4 / $1.06 billion
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Sergio Marcheli        18 / $37.09 billion       0 / $0        4 / $1.06 billion
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
VK Mid-Cap Growth Fund                 Dennis P. Lynch        31 / $16.66 billion     5 / $1.03      8,762 / $2.2 billion
                                                                                       billion
                                       ---------------------- -------------------- ----------------- ---------------------
                                       David Cohen            32 / $16.97 billion     4 / $1.02      8,760 / $2.1 billion
                                                                                       billion
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Sam Chainani           32 / $16.97 billion     4 / $1.02      8,760 / $2.1 billion
                                                                                       billion
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Alexander Norton       31 / $16.66 billion     4 / $1.02      8,760 / $2.1 billion
                                                                                       billion
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------

* Other Accounts excludes the assets and number of accounts in wrap fee programs that are managed using model portfolios.

POTENTIAL MATERIAL CONFLICTS OF INTEREST
Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may be presented with one or more of the following potential conflicts:


o Time and attention. The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. The Subadvisers seek to manage such competing interests for the time and attention of portfolio managers by having most portfolio


                                        63
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
     managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.
o Limited investment opportunities. If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, the Subadvisers have adopted procedures for allocating portfolio transactions across multiple accounts.
o Brokerage allocation. With respect to securities transactions for the Funds, the Subadvisers determine which broker to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which a Subadviser or an affiliate of a Subadviser acts as Subadviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Subadvisers may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.
o Pursuit of differing strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing, including potentially opposite, positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds and/or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
o Variation in compensation. Finally, the appearance of a conflict of interest may arise where a Subadviser has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

The Subadvisers have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.


See the prospectus section "Fund Management -- Duties of the Manager and Subadvisers" for discussion of potential material conflict of interest regarding the Manager's discretion to allocate assets for the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund.


PORTFOLIO MANAGER COMPENSATION
The following section includes portfolio manager compensation information as of December 31, 2006, for each of the Subadvisers and for the Manager in it's capacity to determine the allocation of assets of the Fixed Income Portfolio between the Diversified Income Strategy and the Total Return Strategy for the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund. The portfolio managers are employed by the respective Subadvisers, not by the Funds.

The Manager
Allianz Life Advisers, LLC
The portfolio manager's cash compensation consists of a market-based salary plus incentive compensation in the form of a bonus and a phantom equity plan. The amount of the bonus is determined by the overall financial performance of Allianz Life relative to its business goals for the fiscal year. The phantom equity plan provides awards based on the target earnings of Allianz Life over a three-year period. Awards vest three years after they are made, at which time the exact amount of the award is determined based on Allianz Life's actual earnings for the prior three-year period. In addition, the portfolio manager is eligible to participate in a non-qualified deferred compensation plan, which offers participants the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated under the plan.

                                        64
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

The Subadvisers
---------------

A I M Capital Management, Inc.


AIM seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, a benefits package, and a relocation package if such benefit is available. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. AIM evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:


o Base salary. Each portfolio manager is paid a base salary. In setting the base salary, AIM's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.
o Annual bonus. Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and non-quantitative components. Generally, 70% of the bonus is quantitatively determined, based typically on a four-year rolling average of pre-tax performance of all registered investment company accounts for which a portfolio manager has day-to-day management responsibilities versus the performance of a pre-determined peer group. In instances where a portfolio manager has responsibility for management of more than one fund, an asset weighted four-year rolling average is used.

    High fund performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor fund performance (versus applicable peer group) could result in no bonus. The amount of fund assets under management typically has an impact on the bonus potential (for example, managing more assets increases the bonus potential); however, this factor typically carries less weight than relative performance. The remaining 30% portion of the bonus is discretionary as determined by AIM and takes into account other subjective factors.

o Equity-based compensation. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of AMVESCAP stock from pools determined from time to time by the Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.
o Participation in group insurance programs. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.
o Participation in deferred compensation plan. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

Columbia Management Advisors, LLC


The portfolio managers received all of their compensation from Columbia Advisors and its parent company, Columbia Management Group, in the form of salary, bonus, stock options, restricted stock and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. The portfolio managers' bonus is variable and is generally based, in order of importance, on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication, and professionalism. In evaluating investment performance, Columbia Advisors generally considers the one-, three-, and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to certain market benchmarks (the Merrill Lynch 100 Technology Index is the benchmark index for portfolio manager compensation for the AZL Columbia Technology Fund)and peer groups emphasizing each manager's three-, and five-year performance. Columbia Advisors may also consider a portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part


                                        65
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall investment performance. The size of the overall bonus pool each year is determined by Columbia Management Group and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and Columbia Management Advisors, LLC's profitability for the year which is influenced by assets under management.


ClearBridge Advisors, LLC
ClearBridge Advisors, LLC ("ClearBridge") investment professionals receive base salary and other employee benefits and are eligible to receive incentive compensation. Base salary is fixed and typically determined based on market factors and the skill and experience of individual investment personnel.


ClearBridge has an incentive and deferred compensation plan (the "Plan") for its investment professionals, including the fund's portfolio manager(s). Each investment professional works as a part of an investment team. The Plan is designed to align the objectives of ClearBridge investment professionals with those of fund shareholders and other ClearBridge clients. Under the Plan a "base incentive pool" is established for each team each year as a percentage of ClearBridge's revenue attributable to the team (largely management and related fees generated by funds and other accounts). A team's revenues are typically expected to increase or decrease depending on the effect that the team's investment performance as well as inflows and outflows have on the level of assets in the investment products managed by the team. The "base incentive pool" of a team is reduced by base salaries paid to members of the team and other employee expenses attributable to the team.

The investment team's incentive pool is then adjusted to reflect its ranking among a "peer group" of non-ClearBridge investment managers and the team's pre-tax investment performance against the applicable product benchmark (the Russell 1000 Growth Index for the LMP Large Cap Growth Fund, and the Russell 2000 Growth Index for the LMP Small Cap Growth Fund). The peer group of non-ClearBridge investment managers is defined by product style/type, vehicle type and geography and selected by independent vendors that track and provide (for a fee paid by ClearBridge) relevant peer group performance and ranking data. Longer-term (5- year) performance is more heavily weighted than shorter-term (1- year) performance in the calculation of the performance adjustment factor. The incentive pool for a team may also be adjusted based on other qualitative factors by the applicable ClearBridge Chief Investment Officer.). The incentive pool will be allocated by the applicable ClearBridge chief investment officer to the team leader and, based on the recommendations of the team leader, to the other members of the team.

Up to 20% of an investment professional's annual incentive compensation is subject to deferral. For portfolio managers, 25% of this deferral tracks performance of their primary managed product, while another 25% tracks performance of an elected fund. Therefore, portfolio managers may potentially have 50% of their deferred award amount tracking the performance of their primary managed product. The remaining 50% of the deferral is received in the form of Legg Mason restricted stock shares.


Davis Selected Advisers, L.P.
Kenneth Feinberg's compensation as a Davis Advisors employee consists of (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors' profits, (iii) awards of equity ("Units") in Davis Advisors including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby Davis Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five-years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance, after expenses on a pre-tax basis, versus the S&P 500 Index, and versus peer groups as defined by Morningstar or Lipper. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

Christopher Davis' annual compensation as an employee of Davis Advisors consists of a base salary. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

                                        66
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

The Dreyfus Corporation
DREYFUS PREMIER SMALL CAP VALUE FUND, S&P 500 INDEX FUND, AND SMALL CAP STOCK INDEX FUND: The portfolio managers' cash compensation is comprised of a market-based salary and an incentive compensation plan (annual and long term incentive). Funding for the Mellon Equity Associates, LLP ("MEA") Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on MEA's performance. The investment professionals are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March for the prior calendar year. Individual awards for investment professionals are discretionary, based on product performance, goals established at the beginning of each calendar year and a subjective evaluation of the portfolio manager's contribution to the overall investment process. Also considered in determining individual awards are team participation and general contributions to MEA.

All portfolio managers are also eligible to participate in the MEA Long Term Incentive Plan. This plan provides for an annual award, payable in deferred cash that cliff vests after three years, with an interest rate equal to the average year over year earnings growth of MEA (capped at 20% per year). Management has discretion with respect to actual participation and award size.


Portfolio managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to Mellon's elective deferred compensation plan.

First Trust Advisors, L.P.
The compensation structure for each member of the First Trust Investment Committee is based on a fixed salary as well as a discretionary bonus determined by the management of the Subadviser. Salaries are determined by management and are based on an individual's position and overall value to the firm. Bonuses are also determined by management and are based on an individual's overall contribution to the success of the firm and the profitability of the firm. Salaries and bonuses for members of the First Trust Investment Committee are not based on criteria such as a Fund's performance or the value of assets included in a Fund's portfolio. In addition, Mr. Carey, Mr. Erickson, Mr. McGarel, and Mr. Lindquist have an indirect ownership stake in the firm and will therefore receive their allocable share of ownership-related distributions.


Founders Asset Management LLC
The portfolio manager is a dual employee of Founders and The Boston Company Asset Management, LLC ("The Boston Company"), an affiliate of Founders. His cash compensation is comprised primarily of a market-based salary and incentive compensation plans (annual and long term incentive). Funding for The Boston Company Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on The Boston Company's financial performance. The portfolio manager is eligible to receive annual cash bonus awards from the Annual Incentive Plan. Annual incentive opportunities are pre-established for the portfolio manager, expressed as a percentage of base salary ("target awards"). Annual awards are determined by applying multiples to this target award (0-2 times target award represents the portfolio manager's range of opportunity) and are capped at a maximum range of incentive opportunity for the job category. Awards are 100% discretionary and regardless of performance will be subject to pool funding availability. Awards are paid in cash on an annual basis. A significant portion of the target opportunity awarded is based upon the one-year and three-year (weighted more heavily) pre-tax performance of the portfolio manager's accounts relative to the performance of the appropriate Lipper and Callan peer groups. Other factors considered in determining the award are individual qualitative performance and the asset size and revenue growth of the products managed.

The portfolio manager is also eligible to participate in The Boston Company Long Term Incentive Plan. This plan provides for an annual award, payable in cash after a three-year cliff vesting period. The value of the award increases during the vesting period based upon the growth in The Boston Company's net income (capped at 20% and with a minimum payout of the Mellon Bank, N.A. 3 year CD rate).

If the portfolio manager's compensation exceeds certain levels he may elect to defer portions of his base salary and/or incentive compensation pursuant to Mellon Financial Corporation's elective deferred compensation plan.


                                        67
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Franklin Advisory Services, LLC
COMPENSATION. Franklin Advisory Services seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:


    Base salary - Each portfolio manager is paid a base salary.
    Annual bonus - Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:
    o Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate (the Russell 2000 Value Index is the benchmark index for the AZL Franklin Small Cap Value Fund).
    o Non-investment performance. The more qualitative contributions of a portfolio manager to the manager's business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.
    o Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.


    Additional long-term equity-based compensation - Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.


Jennison Associates LLC
Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which includes portfolio managers and research analysts, and to align the interests of its investment professionals with those of its clients and overall firm results. Overall firm profitability determines the total amount of incentive compensation pool that is available for investment professionals. Investment professionals are compensated with a combination of base salary and discretionary cash bonus. In general, the cash bonus comprises the majority of the compensation for investment professionals.

Investment professionals' total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. There is no particular weighting or formula for considering the factors. Some portfolio managers or analysts may manage or contribute ideas to more than one product strategy and are evaluated accordingly.


                                        68
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

The following factors, listed in order of importance, will be reviewed for each portfolio manager:
     o One and three year pre-tax investment performance of groupings of accounts (a "Composite") relative to market conditions, pre-determined passive indices and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible;
     o    Historical and long-term business potential of the product strategies;
     o    Qualitative factors such as teamwork and responsiveness, and
     o Other factors such as experience and other responsibilities such as being a team leader or supervisor may also affect an investment professional's total compensation.

The passive indices reviewed for each portfolio manager are as follows: (i) AZL Jennison 20/20 Focus Fund: Spiros Segalas (Russell 1000(R) Growth Index) and David A. Kiefer (Russell 1000(R) Value Index); (ii) AZL Jennison Growth Fund:
Michael A. Del Balso (Russell 1000(R) Growth Index), Kathleen A. McCarragher (Russell 1000(R) Growth Index) and Spiros Segalas (Russell 1000(R) Growth Index).


Potential Conflicts of Interest:
In managing other portfolios (including affiliated accounts), certain potential conflicts of interest may arise. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, Jennison has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

Jennison's portfolio managers typically manage multiple accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), commingled trust accounts, affiliated single client and commingled insurance separate accounts, model nondiscretionary portfolios, and model portfolios used for wrap fee programs. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one portfolio and not another portfolio. Securities purchased in one portfolio may perform better than the securities purchased for another portfolio. Similarly, securities sold from one portfolio may result in better performance if the value of that security declines. Generally, however, portfolios in a particular product strategy (e.g., large cap growth equity) with similar objectives are managed similarly. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends to minimize the potential for conflicts of interest. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, timing of investments, fees, expenses and cash flows.


Furthermore, certain accounts (including affiliated accounts) in certain investment strategies may buy or sell securities while accounts in other strategies may take the same or differing, including potentially opposite, position. For example, certain strategies may short securities that may be held long in other strategies. The strategies that sell a security short held long by another strategy could lower the price for the security held long. Similarly, if a strategy is purchasing a security that is held short in other strategies, the strategies purchasing the security could increase the price of the security held short. Jennison has policies and procedures that seek to mitigate, monitor and manage this conflict.

In addition, Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Some accounts have higher fees, including performance fees, than others. These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying account over the other or allocate more time to the management of one account over another. While Jennison does not monitor the specific amount of time that a portfolio manager spends on a single portfolio, senior Jennison personnel periodically review the performance of Jennison's portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager. Jennison also believes that its compensation structure tends to mitigate this conflict.


                                        69
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Legg Mason Capital Management, Inc.
Each Portfolio Manager is paid a fixed base salary and a bonus. Bonus compensation is reviewed annually and is determined by a number of factors. The bonus compensation for Robert Hagstrom (Portfolio Manager for the LM Growth
Fund) is reviewed annually and is determined by a number of factors, including the annual performance of his accounts relative to the S&P 500 Composite Stock Index (with dividends reinvested), his performance over various other time periods, the total value of his assets under management, his contribution to the Subadviser's research process, the profitability of the Subadviser and Mr. Hagstrom's contribution to profitability, and trends in industry compensation levels and practices. The bonus compensation for Mary Chris Gay (Portfolio Manager for the LM Value Fund) is reviewed annually and is determined by a number of factors, including the total value of the assets, and the growth in assets, under her management (these are a function of performance, retention of assets, and flows of new assets), Ms. Gay's contribution to the Subadviser's research process, and trends in industry compensation levels and practices.

Each Portfolio Manager is also eligible to receive stock options from Legg Mason Inc. based upon an assessment of the Portfolio Manager's contribution to the success of the company, as well employee benefits, including, but not limited to, health care and other insurance benefits, participation in the Legg Mason 401(k) program, and participation in other Legg Mason deferred compensation plans.

One account managed by Robert Hagstrom (Portfolio Manager for the LM Growth
Fund) pays a performance fee, and thus may pay higher fees if certain performance objectives and other requirements are met. Since Mr. Hagstrom's compensation structure does consider contribution to firm profitability as one of its criteria, it is possible under certain circumstances that his bonus compensation could be more positively impacted by the account that pays a performance fee than it would by achieving the same performance in the Fund or another account. However, investment ideas are generally implemented in all similarly managed accounts at the same time, subject to considerations of each account's investment guidelines, restrictions, tax considerations, cash balances, liquidity needs, trading costs, and other factors. In addition, the Subadviser maintains written policies and procedures to address this potential conflict of interests and ensure that accounts are treated fairly. One account managed by Mary Chris Gay pays a performance fee, however, since the calculation of her bonus compensation does not use contribution to the Subadviser's profitability as a specific factor, the Subadviser does not believe that this creates a material conflict of interests.


Neuberger Berman Management Inc.
A portion of the compensation paid to each Portfolio Manager is determined by comparisons to pre-determined peer groups and benchmarks (the Russell MidCap Value Index as the primary index and the Russell MidCap Index as the secondary index for the AZL Neuberger Berman Regency Fund), as opposed to a system dependent on a percent of management fees. The Portfolio Managers are paid a base salary that is not dependent on performance. Each Portfolio Manager also has a "target bonus," which is set each year and can be increased or decreased prior to payment based in part on performance measured against the relevant peer group and benchmark. Performance is measured on a three-year rolling average in order to emphasize longer-term performance. There is also a subjective component to determining the bonus, which consists of the following factors: (i) the individual's willingness to work with the marketing and sales groups; (ii) his or her effectiveness in building a franchise; and (iii) client servicing. Senior management determines this component in appropriate cases. There are additional components that comprise the Portfolio Managers' compensation packages, including: (i) whether the manager was a partner/principal of Neuberger Berman prior to Neuberger Berman's Inc.'s initial public offering; (ii) for more recent hires, incentives that may have been negotiated at the time the Portfolio Manager joined the Neuberger Berman complex; and (iii) the total amount of assets for which the Portfolio Manager is responsible.


Neuberger Berman Management's Portfolio Managers have always had a degree of independence that they would not get at other firms that have, for example, investment committees. Neuberger Berman Management believes that its Portfolio Managers are retained not only through compensation and opportunities for advancement, but also by a collegial and stable money management environment.

In addition, there are additional stock and option award programs available.

                                        70
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Neuberger Berman Management believes the measurement versus the peer groups on a three-year rolling average basis creates a meaningful disincentive to try and beat the peer group and benchmark in any given year by taking undue risks in portfolio management. The incentive is to be a solid performer over the longer-term, not necessarily to be a short-term winner in any given year.

Nicholas-Applegate Capital Management LLC ("NACM")
The following explains the compensation structure of each individual (as listed in the Prospectus) that shares primary responsibility for day-to-day portfolio management of the Fund (for the purposes of this section, "Portfolio Managers"):

Base Salary. Each Portfolio Manager is paid a fixed base salary set at a competitive level, taking into consideration the Portfolio Manager's experience and responsibilities, as determined by NACM.


Annual Bonus and Profit Sharing Opportunity. Each Portfolio Manager's compensation is directly affected by the performance, on a pre-tax basis, of the individual portfolios he or she manages, including each Fund; as well as the performance of the individual's portfolio management team and the overall success of the firm. Approximately 75% of each Portfolio Manager's bonus is based on one- and three-year annualized performance of client accounts under his or her management, with greater weight placed on three-year performance. This takes into account relative performance of the accounts to each account's individual benchmark (the MSCI EAFE Index for the AZL NACM International Fund) (representing approximately one half of the calculation) and the accounts' peer rankings in institutional consultant universes (representing the other half). In the case of the Fund, the benchmark against which the performance of the Fund's portfolio will be compared for these purposes is indicated in the prospectus. The remaining 25% of the bonus is based on a qualitative review and overall firm profitability. The qualitative review evaluates each NACM Portfolio Manager based on the individual's contribution to the implementation of the investment process of his or her accounts, including the Fund. The lead portfolio manager evaluates the other members of the portfolio management team. The Chief Investment Officer (Mr. Valeiras) evaluates the lead portfolio manager.


Each NACM investment team has a profit-sharing plan. Each team receives a pool which is based on "EBITDA" (i.e., earnings before interest, taxes, depreciation and amortization) of the accounts managed by the team and is distributed subjectively. All team members are eligible. The Chief Investment Officer and lead portfolio manager determine allocations among the team. The profits to be allocated increase with the profitability of the applicable accounts.

The Portfolio Managers are also eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated under the plan.


Oppenheimer Capital LLC
Oppenheimer Capital believes that its compensation program is competitively positioned to attract and retain high-caliber investment professionals. As more fully described below, portfolio managers receive a base salary, a variable bonus opportunity, and participation in a Long Term Incentive Plan and group retirement plans. Total cash compensation, as described below, is set for each portfolio manager relative to his or her performance and the market. Portfolio manager compensation is reviewed and modified each year as appropriate to reflect changes in the market, as well as to adjust drivers of compensation to promote good sustained fund performance. Oppenheimer Capital attempts to keep its compensation levels at or above the median for similar positions in the local area.


Compensation. The portfolio manager's compensation consists of the following elements:


Base salary. The portfolio manager is paid a fixed base salary that is set at a level determined by Oppenheimer Capital. In setting the base salary, the firm's intentions are to be competitive in light of the portfolio manager's experience and responsibilities. Firm management evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation.


                                        71
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Annual bonus and Long Term Incentive Plan. The portfolio manager is eligible for an annual bonus in addition to a base salary. The bonus typically forms the majority of the individual's annual cash compensation and is based in part on pre-tax performance against the Fund's relevant benchmark (the Russell 2000 Growth Index for the AZL OCC Opportunity Fund, the Russell MidCap Value Index for the AZL OCC Renaissance Fund, and the Russell 1000 Value Index for the AZL OCC Value Fund) over one and three year periods, with some consideration for longer periods. Allianz Global Investors of America L.P. ("AGI") has established a Long Term Incentive Plan for certain employees. The plan provides awards that are based on operating earnings growth of Oppenheimer Capital and the collective earnings growth of all the asset management companies of AGI.


Participation in group retirement plans. The portfolio manager is eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated under the plan.


Conflicts of Interest. When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. While the portfolio managers of Oppenheimer Capital are subject to a written Code of Ethics that is designed to ensure that the personal securities transactions of covered persons will not interfere with making decisions in the best interest of advisory clients, the portfolio managers may, from time to time, acquire, possess, manage, and dispose of securities or other investment assets for their own accounts, for the accounts of their families, for the account of any entity in which they have a beneficial interest or for the accounts of others for whom they may provide investment advisory services (collectively, "Managed Accounts"), in transactions which may or may not correspond with transactions effected or positions held in the Funds. When Oppenheimer Capital determines that it would be appropriate for a particular Fund and one or more Managed Account to participate in an investment opportunity, Oppenheimer Capital will seek to execute orders for a Fund and for such Managed Accounts on a basis which it considers equitable, but that equality of treatment of a Fund and one or more other Managed Accounts is not assured. In such situations, Oppenheimer Capital may (but is not be required to) place orders for a Fund and each other Managed Account simultaneously and if all such orders are not filled at the same price, Oppenheimer Capital may cause a Fund and each Managed Account to pay or receive the average of the prices at which the orders were filled. If all such orders cannot be fully executed under prevailing market conditions, Oppenheimer Capital may allocate the securities traded among a Fund and other Managed Accounts, pursuant to policies and procedures adopted to address these potential conflicts of interest, in a manner which it considers equitable, taking into account the size of the order placed for a Fund and each other Managed Account as well as any other factors which it deems relevant.


Oppenheimer Capital advises one or more accounts that are charged an advisory fee that is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund or an account without a performance-based fee. Oppenheimer Capital has adopted policies and procedures that are reasonably designed to allocate investment opportunities between such other accounts and Funds and accounts without a performance-based fee on a fair and equitable basis over time.


OppenheimerFunds, Inc. ("OFI")
Under the Subadviser's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Subadviser. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors. The Subadviser's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of December 31, 2006, the portfolio managers' compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Subadviser's holding company parent. Senior portfolio managers may also be eligible to participate in the Subadviser's deferred compensation plan.


                                        72
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Subadviser attract and retain talent. The annual discretionary bonus is determined by senior management of the Subadviser and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. The benchmarks with respect to the Funds are as follows: AZL Oppenheimer Global Fund is measured against the Lipper Global Multi-Cap Growth Funds Index; AZL Oppenheimer International Growth Fund is measured against the Lipper International Funds Index; the AZL Oppenheimer Main Street Fund is measured against the Lipper Large Cap Core Funds Index; and the AZL Oppenheimer Developing Markets Fund is measured against the Lipper Emerging Markets Funds Index. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Funds and other funds and accounts managed by the portfolio managers. The compensation structure of other accounts managed by the portfolio manager is the same as the compensation structure of the Funds, described above.

Pacific Investment Management Company LLC ("PIMCO")
PIMCO has adopted a "Total Compensation Plan" for its professional level employees, including its portfolio managers, PIMCO has adopted a "Total Compensation Plan" for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm's mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO's profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO's deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee's compensation. PIMCO's contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.


Salary and Bonus. Base salaries are determined by considering an individual portfolio manager's experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the "Bonus Factors") may be considered when determining the bonus for portfolio managers:


o 3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks* for each account managed by a portfolio manager and relative to applicable industry peer groups;
     * The S&P 500 Index for the AZL PIMCO Fundamental IndexPLUS Total Return Fund; the Lehman Aggregate Bond Index for allocations to the Total Return Strategy for the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund; the Lehman Brothers Global Credit Hedged USD Index for allocations to the Diversified Income Strategy for the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund.
o Appropriate risk positioning that is consistent with PIMCO's investment philosophy and the Investment Committee/CIO approach to the generation of alpha;
o    Amount and nature of assets managed by the portfolio manager;
o Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);


                                        73
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

o Generation and contribution of investment ideas in the context of PIMCO's secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;
o Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;
o    Contributions to asset retention, gathering and client satisfaction;
o    Contributions to mentoring, coaching and/or supervising; and
o    Personal growth and skills added.


A portfolio manager's compensation is not based directly on the performance of any portfolio or any other account managed by that portfolio manager. Final bonus award amounts are determined by the PIMCO Compensation Committee.

Retention Bonuses. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.


Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan ("Cash Bonus Plan"), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO's parent company, Allianz Global Investors, and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon Allianz Global Investors' profit growth and PIMCO's profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO's net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual's overall contribution to the firm and the Bonus Factors. Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.


Allianz Transaction Related Compensation. In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG ("Allianz"). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.

From time to time, under the PIMCO Class B Unit Purchase Plan, Managing Directors and certain executive management (including Executive Vice Presidents) of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged for Class A Units of PIMCO Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director's employment with PIMCO.


Conflicts of Interest
From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.


                                        74
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager's day-to- day management of a Fund. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

Investment Opportunities. A potential conflict of interest may arise as result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO's allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO's investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by- side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.


Schroder Investment Management North America Inc. ("Schroders")
Schroders fund managers are paid in a combination of base salary and annual discretionary bonus, as well as the standard retirement, health, and welfare benefits available to all of its employees. Certain of the most senior managers also participate in a long-term incentive program.

Generally, portfolio managers employed by Schroders, including Mr. Dobbs, receive compensation based on the factors discussed below.

Base salary is determined by reference to the level of responsibility inherent in the role and the experience of the incumbent, and is benchmarked annually against market data to ensure competitive salaries. The base salary is subject to an annual review, and will increase if market movements make this necessary and/or if there has been an increase in the employee's responsibilities.

Discretionary bonuses for fund managers are determined by a number of factors. At a macro level the total amount available to spend is a function of the compensation to revenue ratio achieved by Schroders globally. Schroders then assesses the performance of the division and of the team to determine the share of the aggregate bonus pool that is spent in each area. This focus on "team" maintains consistency and minimizes internal competition that may be detrimental to the interests of our clients. For individual fund managers, Schroders assesses the performance of their funds relative to competitors and to the relevant benchmarks over one- and three-year periods, the level of funds under management, and the level of performance fees generated. Schroders also reviews "softer" factors such as leadership, contribution to other parts of the business, and adherence to our corporate values of excellence, integrity, teamwork, passion, and innovation.

A manager's bonus is paid in combination of cash and Schroders plc stock, as determined by Schroders. This stock vests over a period of three years and ensures that the interests of the employee are aligned with those of the shareholder, and that key employees have an increasing incentive to remain with Schroders as their store of unvested awards grows over time.

                                        75
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Van Kampen Asset Management
Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.


Base Salary Compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with the Subadviser.

Discretionary Compensation. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:
o   Cash Bonus.
o Morgan Stanley's Long Term Incentive Compensation awards-- a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions.
o Investment Management Alignment Plan (IMAP) awards-- a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Subadviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund.
o Voluntary Deferred Compensation Plans-- voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount:
    (1) across a range of designated investment funds, including funds advised by the Subadviser or its affiliates; and/or (2) in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:
o Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's/account's primary benchmark, indices (as set forth below*) and/or peer groups, where applicable. Generally, the greatest weight is placed on the three- and five-year periods.
     * Russell MidCap Growth Index for the AZL Van Kampen Aggressive Growth Fund; Russell 1000 Value Index for the AZL Van Kampen Comstock Fund; S&P 500 Index for the AZL Van Kampen Equity and Income Fund; MSCI World Index for the AZL Van Kampen Global Franchise Fund; FTSE EPRA/NAREIT Global Real Estate Index for the AZL Van Kampen Global Real Estate Fund; Russell 1000 Value Index for the AZL Van Kampen Growth and Income Fund; Russell MidCap Growth Index for the AZL Van Kampen Mid Cap Growth Fund; and Russell 1000 Growth Index for the AZL Van Kampen Strategic Growth Fund.
o Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.
o    Contribution to the business objectives of the Subadviser.
o    The dollar amount of assets managed by the portfolio manager.
o    Market compensation survey research by independent third parties.
o    Other qualitative factors, such as contributions to client objectives.
o Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Subadviser may receive
                                        76
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. In addition, a conflict of interest could exist to the extent the Subadviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Subadviser's employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Subadviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Subadviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Subadviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES IN THE FUNDS
At December 31, 2006, none of the Portfolio Managers for any of the Funds beneficially owned shares of any Fund. AFFILIATED PERSONS The following table lists persons who are affiliated with the Trust and who are also affiliated persons of the Manager.


 -------------------- -----------------------------   --------------------------
        Name          Position with Trust             Position with Adviser
 -------------------- -----------------------------   --------------------------
 Jeffrey Kletti       Trustee; President              Director; President
 -------------------- -----------------------------   --------------------------
 Brian Muench         Vice President                  Vice President
 -------------------- -----------------------------   --------------------------
 Stephen G. Simon     Chief Compliance Officer and    Chief Compliance Officer
                      Anti-Money Laundering
                      Compliance Officer
 -------------------- -----------------------------   --------------------------



PORTFOLIO TRANSACTIONS
Purchases and sales of portfolio securities which are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible will deal directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of the Fund's Manager or Subadviser is to obtain the best overall terms. Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Manager or Subadviser, in its best judgment and in the manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Manager or Subadviser may receive orders for transactions on behalf of the Trust. The types of research services the Manager or Subadviser receives include economic analysis and forecasts, financial market analysis and forecasts, industry and company specific analysis, performance monitoring, interest rate forecasts, arbitrage relative valuation analysis of various debt securities, analyses of U.S. Treasury securities, research-dedicated computer hardware and software and related consulting services and other services that assist in the investment decision-making process. Research services are received primarily in the form of written reports, computer-generated services, telephone contacts and personal meetings with security analysts. Research services may also be provided in the form of meetings arranged with corporate and industry spokespersons or may be generated by third parties but are provided to the Manager or Subadvisers by, or through, broker-dealers. Research so received is in addition to and not in lieu of services required to be performed by the Manager or Subadviser and does not reduce the fees payable to such adviser by the Trust. Such information may be useful to the Manager or Subadviser in serving both the Trust and other clients and, conversely supplemental

                                        77
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
information obtained by the placement of business of other clients may be useful to the Manager or Subadviser in carrying out its obligations to the Trust. The Manager and Subadvisers also may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust. The selection of a particular broker or dealer based on such considerations will not affect the price per share that would be paid by a shareholder for shares of a Fund, nor will it affect the amount a Fund would receive for any sale of Fund shares.

Consistent with achieving best execution, a Fund may participate in so-called "commission recapture" programs, under which brokers or dealers used by the Fund remit a portion of brokerage commissions to the particular Fund from which they were generated. Subject to oversight by the Fund's Board of Directors, either the Fund's Manager or Subadviser, is responsible for the selection of brokers or dealers and for ensuring that a Fund receives best execution in connection with its portfolio brokerage transactions. Participation in such programs may have the effect of reducing overall expenses and increasing overall returns for certain Funds


While the Manager or Subadviser generally seeks competitive commissions, the Trust may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above. Thus, a Fund may pay a higher brokerage commission in connection with a given portfolio transaction than it would have paid another broker for the same transaction in recognition of the value of brokerage or research services provided by the executing broker. The total brokerage commissions paid by each Fund for the last 3 fiscal years are listed in the following table (with the exception of NACM International Fund, Schroder International Small Cap Fund, S&P 500 Index Fund, Small Cap Stock Index Fund, TargetPLUS Balanced Fund, TargetPLUS Growth Fund, and TargetPLUS Moderate Fund which commenced operations after December 31, 2006).


                                             Total Brokerage          Total Brokerage          Total Brokerage
                                             Commission Paid for      Commission Paid for    Commission Paid for the
                                            the Fiscal Year Ended    the Fiscal Year Ended      Fiscal Year Ended
Fund                                         December 31, 2006        December 31, 2005        December 31, 2004
---------------------------------------     ----------------------  ---------------------    --------------------
AIM Basic Value Fund                            $79,220.43               $61,367.11                $79,305.57
AIM International Equity Fund                   495,471.34               229,446.50                 91,427.35
Columbia Technology Fund                        280,673.71               212,759.44                276,654.60
Davis NY Venture Fund                           137,533.30               110,862.07                145,351.24
Dreyfus Founders Equity Growth Fund             254,096.85               267,576.76                271,435.21
Dreyfus Premier Small Cap Value Fund            193,412.98               186,666.33                 84,334.56
Franklin Small Cap Value Fund                   105,043.06               252,225.29                        NA
First Trust Target Double Play Fund                  71.25                       NA                        NA
Jennison 20/20 Focus Fund                       603,739.34               139,917.00                        NA
Jennison Growth Fund                             74,686.46                26,642.30                        NA
LM Growth Fund                                   81,315.36                86,276.55                        NA
LM Value Fund                                   181,380.96               217,102.53                 91,815.51
LMP Large Cap Growth Fund                       144,180.16               178,911.52                        NA
LMP Small Cap Growth Fund                       333,271.25               117,959.88                        NA
Money Market Fund                                        0                        0                         0
Neuberger Berman Regency Fund                    93,323.50                       NA                        NA
OCC Opportunity Fund                            936,952.45               911,459.34                846,261.54
OCC Renaissance Fund                            821,495.75             1,490,971.21                680,873.20
OCC Value Fund                                  323,454.66               576,825.55                218,824.01
Oppenheimer Developing Markets Fund             143,505.47                       NA                        NA
Oppenheimer Global Fund                         118,532.83               115,923.69                 58,802.08
Oppenheimer International Growth Fund           100,769.29                64,584.87                 52,599.57
Oppenheimer Main Street Fund                    156,720.58               168,886.05                 62,140.51
PIMCO Total Return Fund                           9,108.27                       NA                        NA
TargetPLUS Equity Fund                              170.70                       NA                        NA

                                        78
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

                                             Total Brokerage          Total Brokerage          Total Brokerage
                                             Commission Paid for      Commission Paid for    Commission Paid for the
                                            the Fiscal Year Ended    the Fiscal Year Ended      Fiscal Year Ended
Fund                                         December 31, 2006        December 31, 2005        December 31, 2004
---------------------------------------     ----------------------  ---------------------    --------------------
VK Aggressive Growth Fund                       296,684.26               312,562.74                284,858.56
VK Comstock Fund                                316,895.60               354,614.59                305,043.60
VK Equity and Income Fund                        67,460.37                84,280.99                 50,126.01
VK Global Franchise Fund                        129,038.66                95,589.82                 36,937.93
VK Global Real Estate Fund                        99777.06                       NA                        NA
VK Growth and Income Fund                       155,706.94               229,854.67                238,291.76
VK Mid Cap Growth Fund                          364,526.39               282,484.50                206,574.84
VK Strategic Growth Fund                        377,147.72               317,436.54                503,209.03

Brokerage commissions paid by a Fund may vary significantly from year to year as a result of a variety of factors, including changing asset levels through the year, changes in portfolio turnover rates, varying market conditions, and changes in investment strategies and processes.



AFFILIATED BROKERS
The following table lists the amount of brokerage commissions paid during the last three years to any broker that is affiliated with the Trust, the Manager, or any Subadviser. All of the brokers listed are affiliates of the Manager.


--------------------------------- -------------------------- -------------------------- ----------------------------
                                   Aggregate Dollar Amount    Aggregate Dollar Amount   Aggregate Dollar Amount of
                                  of Brokerage Commissions   of Brokerage Commissions   Brokerage Commissions Paid
                                  Paid for the Fiscal Year   Paid for the Fiscal Year    for the Fiscal Year Ended
Name of Affiliated Broker          Ended December 31, 2006    Ended December 31, 2005        December 31, 2004
--------------------------------- -------------------------- -------------------------- ----------------------------
Dresdner Kleinwort Wasserstein LLC            2,807                     $8,867                    $       0
(part of Dresdner Bank AG)
--------------------------------- -------------------------- -------------------------- ----------------------------
Dresdner Kleinwort Benson                         0                          0                        1,984
(part of Dresdner Bank AG)
--------------------------------- -------------------------- -------------------------- ----------------------------
Lehman Brothers                              12,118                          0                            0
--------------------------------- -------------------------- -------------------------- ----------------------------
Morgan Stanley                               25,289                          0                            0
--------------------------------- -------------------------- -------------------------- ----------------------------
Wachovia                                        160                          0                            0
--------------------------------- -------------------------- -------------------------- ----------------------------

The following table shows the percentage of aggregate brokerage commissions paid to the affiliated broker and the percentage of the aggregate dollar amount of transactions involving the payment of commissions effected through the affiliated broker during the fiscal year ended December 31, 2006.

------------------------------------------- --------------------------------- ---------------------------------------
                                                 Percentage of Aggregate       Percentage of Aggregate Dollar Amount
                                             Brokerage Commissions Paid for    of Transactions Involving the Payout
                                             Fiscal Year Ended December 31,     of Commissions for the Fiscal Year
Name of Affiliated Broker                                 2006                       Ended December 31, 2006
------------------------------------------- --------------------------------- ---------------------------------------
Dresdner Kleinwort Wasserstein LLC                        0.04%                                0.20%
(part of Dresdner Bank AG)
------------------------------------------- --------------------------------- ---------------------------------------
Lehman Brothers                                           0.16%                                0.13%
------------------------------------------- --------------------------------- ---------------------------------------
Morgan Stanley                                            0.34%                                0.35%
------------------------------------------- --------------------------------- ---------------------------------------
Wachovia                                                  0.00%                                0.00%
------------------------------------------- --------------------------------- ---------------------------------------

Except as permitted by applicable rules under the 1940 Act, the Trust will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Manager or Subadviser or the Distributor, or their affiliates. Subject to the requirements of the 1940 Act and the oversight of the Board of Trustees, the Funds may borrow from the Manager or Subadviser for temporary or emergency purposes in order to meet unanticipated redemptions or to meet payment obligations when a portfolio transaction "fails" due to circumstances beyond a Fund's control.

                                        79
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

At December 31, 2006, the Funds listed below held the following securities of issuers, each of which derived more than 15% of its gross revenues from the business of a broker, dealer, underwriter, or an investment adviser (with the exception of NACM International Fund, Schroder International Small Cap Fund, S&P 500 Index Fund, Small Cap Stock Index Fund, TargetPLUS Balanced Fund, TargetPLUS Growth Fund, and TargetPLUS Moderate Fund which commenced operations after December 31, 2006):

--------------------------------------------------------- ------------------------- ----------------------------------
                                                                                    Approximate Aggregate Value of
                                                                                    Issuer's Securities Owned by the
Fund                                                      Name of Broker or Dealer  Fund at 12/31/2006
--------------------------------------------------------- ------------------------- ----------------------------------
AZL AIM Basic Value Fund                                  JP Morgan Chase                          $6,921,776
--------------------------------------------------------- ------------------------- ----------------------------------
AZL AIM Basic Value Fund                                  Merrill Lynch                             5,062,778
--------------------------------------------------------- ------------------------- ----------------------------------
AZL AIM Basic Value Fund                                  Morgan Stanley                            4,861,371
--------------------------------------------------------- ------------------------- ----------------------------------
AZL AIM International Equity Fund                         Credit Suisse                             2,856,439
--------------------------------------------------------- ------------------------- ----------------------------------
AZL AIM International Equity Fund                         Mizuho                                    2,711,272
--------------------------------------------------------- ------------------------- ----------------------------------
AZL AIM International Equity Fund                         UBS AG                                    5,456,660
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Davis NY Venture Fund                                 JP Morgan Chase                          19,070,579
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Davis NY Venture Fund                                 Morgan Stanley                            3,933,069
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Dreyfus Founders Equity Growth Fund                   Goldman Sachs                             1,629,088
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Dreyfus Founders Equity Growth Fund                   JP Morgan Chase                           1,738,027
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Dreyfus Founders Equity Growth Fund                   Morgan Stanley                            1,298,157
--------------------------------------------------------- ------------------------- ----------------------------------
AZL First Trust Target Double Play Fund                   JP Morgan Chase                           $   2,463
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Jennison 20/20 Focus Fund                             Goldman Sachs                             7,774,650
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Jennison Growth Fund                                  Goldman Sachs                               877,140
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Jennison Growth Fund                                  Merrill Lynch                               633,080
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Jennison Growth Fund                                  UBS AG                                    1,194,534
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Legg Mason Growth Fund                                Goldman Sachs                             2,232,720
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Legg Mason Value Fund                                 JP Morgan Chase                          17,784,060
--------------------------------------------------------- ------------------------- ----------------------------------
AZL LMP Large Cap Growth Fund                             Merrill Lynch                            13,248,130
--------------------------------------------------------- ------------------------- ----------------------------------
AZL LMP Large Cap Growth Fund                             Morgan Stanley                            8,110,428
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Money Market Fund                                     Bank of America                          18,858,264
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Money Market Fund                                     Goldman Sachs                            22,003,006
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Money Market Fund                                     Merrill Lynch                            19,401,018
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Money Market Fund                                     Morgan Stanley                           12,501,650
--------------------------------------------------------- ------------------------- ----------------------------------
AZL OCC Renaissance Fund                                  JP Morgan Chase                           6,032,670
--------------------------------------------------------- ------------------------- ----------------------------------
AZL OCC Value Fund                                        Bank of America                           4,591,540
--------------------------------------------------------- ------------------------- ----------------------------------
AZL OCC Value Fund                                        JP Morgan Chase                           9,708,300
--------------------------------------------------------- ------------------------- ----------------------------------
AZL OCC Value Fund                                        Merrill Lynch                             5,520,830
--------------------------------------------------------- ------------------------- ----------------------------------
AZL OCC Value Fund                                        Morgan Stanley                            5,814,102
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Oppenheimer Global Fund                               Credit Suisse                             3,000,842
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Oppenheimer Global Fund                               JP Morgan Chase                           1,082,113
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Oppenheimer Global Fund                               Morgan Stanley                            2,402,185
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Oppenheimer Global Fund                               Northern Trust                            2,122,936
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Oppenheimer International Growth Fund                 Credit Suisse                               913,667
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Oppenheimer International Growth Fund                 UBS AG                                    1,753,113
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Oppenheimer Main Street Fund                          Bank of America                           2,920,861
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Oppenheimer Main Street Fund                          Goldman Sachs                               837,270
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Oppenheimer Main Street Fund                          JP Morgan Chase                           2,409,397
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Oppenheimer Main Street Fund                          Lehman Brothers                             906,192
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Oppenheimer Main Street Fund                          Merrill Lynch                             1,573,390
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Oppenheimer Main Street Fund                          Morgan Stanley                            1,009,732
--------------------------------------------------------- ------------------------- ----------------------------------
AZL PIMCO Fundamental IndexPLUS Total Return Fund         Bank of America                           1,786,894
--------------------------------------------------------- ------------------------- ----------------------------------


                                        80
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------- ------------------------- ----------------------------------
                                                                                    Approximate Aggregate Value of
                                                                                    Issuer's Securities Owned by the
Fund                                                      Name of Broker or Dealer  Fund at 12/31/2006
--------------------------------------------------------- ------------------------- ----------------------------------
AZL PIMCO Fundamental IndexPLUS Total Return Fund         Goldman Sachs                               670,521
--------------------------------------------------------- ------------------------- ----------------------------------
AZL PIMCO Fundamental IndexPLUS Total Return Fund         JP Morgan Chase                           1,521,212
--------------------------------------------------------- ------------------------- ----------------------------------
AZL PIMCO Fundamental IndexPLUS Total Return Fund         Lehman Brothers                           1,812,654
--------------------------------------------------------- ------------------------- ----------------------------------
AZL PIMCO Fundamental IndexPLUS Total Return Fund         Merrill Lynch                             1,603,102
--------------------------------------------------------- ------------------------- ----------------------------------
AZL PIMCO Fundamental IndexPLUS Total Return Fund         Morgan Stanley                              687,951
--------------------------------------------------------- ------------------------- ----------------------------------
AZL TargetPLUS Equity Fund                                JP Morgan Chase                               2,415
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Van Kampen Comstock Fund                              Bank of America                          22,861,598
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Van Kampen Comstock Fund                              JP Morgan Chase                           8,095,080
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Van Kampen Comstock Fund                              Merrill Lynch                             8,285,900
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Van Kampen Equity and Income Fund                     Bank of America                           2,076,984
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Van Kampen Equity and Income Fund                     Goldman Sachs                             1,562,435
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Van Kampen Equity and Income Fund                     JP Morgan Chase                           5,102,747
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Van Kampen Equity and Income Fund                     Merrill Lynch                             3,088,127
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Van Kampen Growth and Income Fund                     Goldman Sachs                               801,387
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Van Kampen Growth and Income Fund                     JP Morgan Chase                          12,622,045
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Van Kampen Growth and Income Fund                     Merrill Lynch                             7,729,162
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Van Kampen Strategic Growth Fund                      Goldman Sachs                             2,790,899
--------------------------------------------------------- ------------------------- ----------------------------------
AZL Van Kampen Strategic Growth Fund                      JP Morgan Chase                           1,613,220
--------------------------------------------------------- ------------------------- ----------------------------------


Investment decisions for each Fund of the Trust are made independently from those made for the other Funds or any other portfolio investment company or account managed by the Manager or Subadviser. Any such other portfolio, investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, portfolio, investment company or account, the transaction will be averaged as to price, and available investments will be allocated as to amount, in a manner which the Manager or Subadviser believes to be equitable to the Fund(s) and such other portfolio, investment company, or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Manager or Subadviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other Funds or for other portfolios, investment companies, or accounts in order to obtain best execution. In making investment recommendations for the Trust, the Manager or Subadviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Manager, its parent, affiliates, or a Subadviser and, in dealing with its customers, the Manager, its parent and affiliates or a Subadviser will not inquire or take into consideration whether securities of such customers are held by the Trust.

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
BISYS, whose principal location of business is 3435 Stelzer Road, Columbus, Ohio 43219, serves as the administrator (the "Administrator"), transfer agent (the "Transfer Agent") and fund accountant (the "Fund Accountant") to the Trust pursuant to an Amended and Restated Services Agreement dated November 1, 2006 (the "Services Agreement").


As Administrator, BISYS has agreed to maintain office facilities for the Trust; furnish statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the SEC on Form N-SAR and N-CSR or any comparable or replacement forms thereof; compile data for, prepare for execution by the Funds and file certain federal and state tax returns and required tax filings; prepare compliance filings pursuant to state securities laws with the advice of the Trust's counsel; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; and generally assist in all aspects


                                        81
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
of the Trust's operations other than those performed by the Manager under the Investment Management Agreement, the Subadvisers under the Subadvisory Agreements, or by the Custodian under the Custody Agreement. Under the Services Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

As Transfer Agent, BISYS performs the following services in connection with each Fund's shareholders of record: maintains shareholder records; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Funds on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitations.

As Fund Accountant, BISYS maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with Trust's custodian, affirmation to the Trust's custodian of all portfolio trades and cash settlements, verification and reconciliation with the Trust's custodian of all daily trade activities; provides certain reports; obtains dealer quotations, prices from a pricing service matrix prices, or where necessary, fair value pricing information or adjustment factors from independent fair value pricing sources on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

Under the terms of the Services Agreement BISYS also provides a variety of compliance services utilized by the Chief Compliance Officer of the Trust.


BISYS receives a fee from each Fund for its services as Administrator, Transfer Agent and Fund Accountant and is reimbursed for certain expenses assumed pursuant to the Services Agreement, aggregated and paid monthly, including (a) a minimum annual base fee of $1,250,000, (b) an asset-based fee, calculated daily and paid monthly, at the annual rate of 0.06% of the combined average daily net assets of the Funds from $550 million to $2 billion; 0.045% of the combined average daily net assets of the Funds from $2 billion to $3 billion; 0.03% of the combined average daily net assets of the Funds from $3 billion to $5 billion; and 0.01% of the combined average daily net assets of the Funds over $5 billion; and (c) a fee of either $5,000 or $7,500 per Fund (depending on the number of securities held by the Fund) for fair value support services. The fees under (b) above are subject to a minimum fee of $50,000 per year for each Fund. From time to time, BISYS may waive all or a portion of the administration fee payable to it by the Funds, either voluntarily or pursuant to applicable statutory expense limitations. In addition, BISYS receives an annual fee of $85,000 from the Trust for compliance services provided under the terms of the Services Agreement.


                                        82
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

For the fiscal year ended December 31, 2006, BISYS was entitled to receive and waived administration fees from the Funds as follows (with the exception of NACM International Fund, Schroder International Small Cap Fund, S&P 500 Index Fund, Small Cap Stock Index Fund, TargetPLUS Balanced Fund, TargetPLUS Growth Fund, and TargetPLUS Moderate Fund which commenced operations after December 31,
2006):
Fund                                   Service Fees Earned   Service Fees Waived
--------------------------------------------------------------------------------
AIM Basic Value Fund                             $ 98,498                $--
AIM International Equity Fund                     126,370                 --
Columbia Technology Fund                           28,245                 --
Davis NY Venture Fund                             238,393                 --
Dreyfus Founders Equity Growth Fund                52,142                 --
Dreyfus Premier Small Cap Value Fund               36,160                 --
Franklin Small Cap Value Fund                     182,772                 --
Jennison 20/20 Focus Fund                         128,939                 --
Jennison Growth Fund                               24,359                 --
LM Growth Fund                                     48,009                 --
LM Value Fund                                     182,476                 --
LMP Large Cap Growth Fund                         135,277                 --
LMP Small Cap Growth Fund                          40,556                 --
Money Market Fund                                 229,560                 --
Neuberger Berman Regency Fund                      16,915                 --
OCC Opportunity Fund                               83,889                 --
OCC Renaissance Fund                              203,986                 --
OCC Value Fund                                    118,919                 --
Oppenheimer Developing Markets Fund                20,412                 --
Oppenheimer Global Fund                           100,702                 --
Oppenheimer International Growth Fund              77,890                 --
Oppenheimer Main Street Fund                       60,284                 --
PIMCO Fundamental IndexPLUS Total Return Fund      18,318                 --
Target Double Play Fund                                 1                 --
TargetPLUS Equity Fund                                  1                 --
VK Aggressive Growth Fund                          57,971                 --
VK Comstock Fund                                  341,815                 --
VK Equity and Income Fund                         103,802                 --
VK Global Franchise Fund                          169,883                 --
VK Global Real Estate Fund                         28,183                 --
VK Growth and Income Fund                         184,637                 --
VK Mid Cap Growth Fund                            151,177                 --
VK Strategic Growth Fund                           95,007                 --

The Services Agreement renews for successive one-year terms unless terminated by either party not less than 60 days prior to the expiration of such term, provided that any such renewal is approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the affected Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the Services Agreement cast in person at a meeting called for such purpose. The Services Agreement is terminable for cause with respect to a particular Fund at any time on 60 days' written notice without penalty by vote of the Trustees, by vote of a majority of the outstanding shares of that Fund or by BISYS. The Services Agreement provides that BISYS shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Services Agreement relates, except a loss from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by BISYS of its obligations and duties thereunder.


                                        83
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

DISTRIBUTOR
BISYS LP, whose principal location of business is 3435 Stelzer Road, Columbus, Ohio 43219, serves as distributor to the Trust pursuant to a Distribution Agreement dated as of December 15, 2005 (the "Distribution Agreement"). The Distribution Agreement provides that the Distributor will use appropriate efforts to solicit orders for the sale of the Funds' shares from bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds' shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.

The Distribution Agreement was last approved by the Trust's Board of Trustee's (including a majority of such Trustee's who are not interested persons of the Trust or any party to such agreement within the meaning of the 1940 Act) on October 24, 2006. Unless otherwise terminated, the Distribution Agreement will continue in effect for successive one-year periods from the date of such Agreement if approved at least annually (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable at any time on 60 days' written notice without penalty by the Trustees, by a vote of a majority of the shareholders of the Trust, or by BISYS LP on 90 days' written notice. The Distribution Agreement will automatically terminate in the event of any assignment as defined in the 1940 Act.

Distribution Plan. A Distribution Plan (the "Plan") has been adopted by each of the Funds pursuant to Rule 12b-1 of the Act. Pursuant to the Plan, the Funds may pay directly or reimburse the Distributor monthly in amounts described in the Prospectus for costs and expenses of marketing the shares of the Funds.

The Plan provides for payments by each Fund to the Distributor at an annual rate not to exceed 0.25% of the Fund's average net assets.


For the fiscal year or period ended December 31, 2006, the following 12b-1 fees shown as earned and waived for the Funds (with the exception of NACM International Fund, Schroder International Small Cap Fund, S&P 500 Index Fund, Small Cap Stock Index Fund, TargetPLUS Balanced Fund, TargetPLUS Growth Fund, and TargetPLUS Moderate Fund which commenced operations after December 31, 2006) were:

Fund                                      12b-1 Fees Earned    12b-1 Fees Waived
--------------------------------------------------------------------------------
AIM Basic Value Fund                           $ 446,052                $   --
AIM International Equity Fund                    579,619                    --
Columbia Technology Fund                         127,930                    --
Davis NY Venture Fund                          1,090,844                    --
Dreyfus Founders Equity Growth Fund              236,196                    --
Dreyfus Premier Small Cap Value Fund             164,744                    --
Franklin Small Cap Value Fund                    836,347                    --
Jennison 20/20 Focus Fund                        592,367                    --
Jennison Growth Fund                             111,035                    --
LM Growth Fund                                   218,231                    --
LM Value Fund                                    835,293                    --
LMP Large Cap Growth Fund                        617,249                    --
LMP Small Cap Growth Fund                        186,087                    --
Money Market Fund                              1,045,926                    --
Neuberger Berman Regency Fund                     80,279                    --
OCC Opportunity Fund                             381,711                    --
OCC Renaissance Fund                             920,615                    --
OCC Value Fund                                   540,216                    --
Oppenheimer Developing Markets Fund               97,284                    --
Oppenheimer Global Fund                          459,691                    --
Oppenheimer International Growth Fund            357,778                    --

                                        84
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Fund                                      12b-1 Fees Earned    12b-1 Fees Waived
--------------------------------------------------------------------------------
Oppenheimer Main Street Fund                     274,930                    --
PIMCO Total Return Fund                           86,786                    --
Target Double Play Fund                                3                    --
TargetPlus Equity Fund                                 7                    --
VK Aggressive Growth Fund                        262,775                    --
VK Comstock Fund                               1,557,436                    --
VK Equity and Income Fund                        473,768                    --
VK Global Franchise Fund                         777,224                    --
VK Global Real Estate Fund                       134,526                    --
VK Growth and Income Fund                        840,357                    --
VK Mid Cap Growth Fund                           688,799                    --
VK Strategic Growth Fund                         430,473                    --


Under each Plan, each Fund pays the Distributor and other securities dealers and other financial institutions and organizations for certain distribution activities. The above amounts represent payments to securities dealers and other financial institutions and organizations for certain distribution services. Amounts received by the Distributor may, additionally, subject to each Plan's maximums, be used to cover certain other costs and expenses related to the distribution of Fund shares and provision of service to Fund shareholders, including: (a) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising; (b) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expenses; (c) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (d) such other similar services as the Trustees determine to be reasonably calculated to result in the sale of shares of the Funds. Each Fund will pay all costs and expenses in connection with the preparation, printing and distribution of the Prospectus to current shareholders and the operation of its Plan(s), including related legal and accounting fees. A Fund will not be liable for distribution expenditures made by the Distributor in any given year in excess of the maximum amount payable under a Plan for that Fund in that year.


The Plan provides that it may not be amended to increase materially the costs which the Funds may bear pursuant to the Plan without shareholder approval and that other material amendments to the Plan must be approved by the Board of Trustees, and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the particular Plan or any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees have been committed to the discretion of the Trustees who are not "interested persons" of the Trust. The continuance of the Plan is subject to similar annual approval by the Trustees and the Plan Trustees. The Plan's continuance was most recently approved by the Board of Trustees on October 24, 2006.

Each Plan is terminable at any time by a vote of a majority of the Plan Trustees or by vote of the holders of a majority of the shares of the Fund. The Board of Trustees has concluded that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders.

The Plan was initially approved by the Board of Trustees, as described above, for each Fund on the dates shown in the table below:

Fund                                                   Date
--------------------------------------------------------------------------------
AIM Basic Value Fund                                   February 27, 2002
AIM International Equity Fund                          February 27, 2002
Columbia Technology Fund                               September 6, 2001
Davis NY Venture Fund                                  September 6, 2001
Dreyfus Founders Equity Growth Fund                    September 6, 2001
Dreyfus Premier Small Cap Value Fund                   February 27, 2004
Franklin Small Cap Value Fund                          March 1, 2003
Jennison 20/20 Focus Fund                              February 25, 2005
Jennison Growth Fund                                   February 25, 2005
LM Growth Fund                                         February 27, 2002

                                        85
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Fund                                                   Date
--------------------------------------------------------------------------------

LM Value Fund                                          April 11, 2001
LMP Large Cap Growth Fund                              February 27, 2002
LMP Small Cap Growth Fund                              February 25, 2005
Money Market Fund                                      October 6, 1999*
NACM International Fund                                February 23, 2007
Neuberger Berman Regency Fund                          February 25, 2006
OCC Opportunity Fund                                   February 27, 2002
OCC Renaissance Fund                                   September 6, 2001
OCC Value Fund                                         September 6, 2001
Oppenheimer Developing Markets Fund                    February 25, 2006
Oppenheimer Global Fund                                February 27, 2004
Oppenheimer International Growth Fund                  September 6, 2001
Oppenheimer Main Street Fund                           February 27, 2004
PIMCO Total Return Fund                                February 25, 2006
Schroder International Small Cap Fund                  February 23, 2007
S&P 500 Index Fund                                     February 23, 2007
Small Cap Index Fund                                   February 23, 2007
Target Double Play Fund                                November 29, 2006
TargetPLUS Balanced Fund                               February 23, 2007
TargetPLUS Equity Fund                                 November 29, 2006
TargetPLUS Growth Fund                                 February 23, 2007
TargetPLUS Moderate Fund                               February 23, 2007
VK Aggressive Growth Fund                              April 11, 2001
VK Comstock Fund                                       April 11, 2001
VK Equity and Income Fund                              February 27, 2004
VK Global Franchise Fund                               March 1, 2003
VK Global Real Estate Fund                             February 25, 2006
VK Growth and Income Fund                              April 11, 2001
VK Mid Cap Growth Fund                                 April 11, 2001
VK Strategic Growth Fund                               April 11, 2001

* Approved by the sole shareholder of each class of shares of each of the Fund on October 26, 1999.


CUSTODIAN
The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60675, serves as Custodian to the Trust pursuant to the Custody Agreement dated May 31, 2001 (the "Custody Agreement"). The Custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP ("KPMG"), 191 West Nationwide Boulevard, Suite 500, Columbus, OH 43215, is the independent registered public accounting firm for the Trust. KPMG provides financial auditing services as well as certain tax return preparation services for the Trust.

LEGAL COUNSEL
Dorsey & Whitney LLP, 50 South Sixth Street, Suite 1500, Minneapolis MN 55402, is the legal counsel to the Trust. Wilmer Cutler Pickering Hale & Dorr LLP, 2445 M Street, N.W., Washington DC 20037, is legal counsel to the Independent Trustees.


CODES OF ETHICS
Federal law requires the Trust, its investment advisers and its principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Trust). Each code of ethics is included as an exhibit to the


                                        86
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Trust's registration statement which is on file with, and available from, the Securities and Exchange Commission. Each Code has been adopted pursuant to Rule 17j-1 under the 1940 Act.


LICENSING ARRANGEMENTS
AZL First Trust Target Double Play Fund and AZL TargetPLUS Equity Fund, and the Equity Portfolios of the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund (the "First Trust Portfolios") In order to use the names of certain companies and their products or services in the strategies used to manage them, the AZL First Trust Target Double Play Fund and AZL TargetPLUS Equity Fund, and the Equity Portfolios of the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund (the "First Trust Portfolios") rely on licenses granted to First Trust.

 "The Dow(R)," "Dow Jones Industrial Average(SM)," "DJIA(SM)," and "Dow Jones Select Dividend Index(SM)" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by First Trust Advisors L.P. and are used by the First Trust Portfolios under a sublicense agreement among Allianz Life Advisers, LLC, Allianz Variable Insurance Products Trust (together with Allianz Life Advisers, LLC, "Allianz"), Dow Jones & Company, Inc., and First Trust Advisors L.P. Dow Jones does not sponsor, endorse, sell, or promote the First Trust Portfolios, or The Dow(R) Target Dividend Strategy. Dow Jones makes no representation regarding the advisability of investing in such products.

The First Trust Portfolios are not sponsored, endorsed, sold, or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of the First Trust Portfolios or any member of the public regarding the advisability of purchasing the First Trust Portfolios. Dow Jones' only relationship to First Trust and Allianz is the licensing of certain copyrights, trademarks, servicemarks, and service names of Dow Jones. Dow Jones has no obligation to take the needs of First Trust, Allianz, or the owners of the First Trust Portfolios into consideration in determining, composing or calculating the Dow Jones Industrial Average(SM). Dow Jones is not responsible for and has not participated in the determination of the terms and conditions of the First Trust Portfolios to be issued, including the pricing or the amount payable under the policy. Dow Jones has no obligation or liability in connection with the administration or marketing of the First Trust Portfolios.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGE(SM) OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, ALLIANZ, OWNERS OF THE FIRST TRUST PORTFOLIOS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGE(SM) OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES INDUSTRIAL AVERAGE(SM) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS, OR INDIRECT, PUNITIVE, SPECIAL, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND FIRST TRUST OR ALLIANZ.

"Value Line," "The Value Line Investment Survey(R)," and "Value Line Timeliness Ranking System" are registered trademarks of Value Line, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust Advisors L.P. and are used by the AZL First Trust Target Double Play Fund and AZL TargetPLUS Equity Fund, and the Equity Portfolios of the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund (the "First Trust Portfolios") under a sublicense agreement among Allianz Life Advisers, LLC, Allianz Variable Insurance Products Trust (together with Allianz Life Advisers, LLC, "Allianz"), and First Trust Advisors L.P. which is a Licensee of Value Line Publishing, Inc. The First Trust Portfolios and the Value Line(R) Target 25 Strategy are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line,


                                        87
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the First Trust Portfolios. First Trust Advisors L.P., Allianz, and Allianz Life Insurance Company of North America are not affiliated with any Value Line Company.

Value Line Publishing, Inc.'s ("VLPI") only relationship to First Trust is VLPI's licensing to First Trust of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System") which is composed by VLPI without regard to First Trust, the First Trust Portfolios, the Value Line(R) Target 25 Strategy or any investor. VLPI has no obligation to take the needs of First Trust or any investor in the First Trust Portfolios or the Value Line(R) Target 25 Strategy into consideration in composing the System. The results of the First Trust Portfolios or the Value Line(R) Target 25 Strategy may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the First Trust Portfolios, the Value Line(R) Target 25 Strategy or the timing of the issuance for sale of the First Trust Portfolios or in the calculation of the equations by which the First Trust Portfolios are to be converted into cash. VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING, OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA, OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING, OR TRADING OF THE FIRST TRUST PORTFOLIOS; OR
(II) FOR ANY LOSS, DAMAGE, COST, OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THE FIRST TRUST PORTFOLIOS, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT, OR EXEMPLARY DAMAGES IN CONNECTION WITH THE FIRST TRUST PORTFOLIOS OR THE VALUE LINE(R) TARGET 25 STRATEGY.

"NYSE(R)" is a registered trademark of, and "NYSE International 100 Index(R)" is a registered service mark of NYSE Group, Inc. and have been licensed for use for certain purposes by First Trust and are used by the AZL TargetPLUS Equity Fund, and the Equity Portfolios of the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund (the "TargetPLUS Portfolios") under a sublicense agreement among Allianz Life Advisers, LLC, Allianz Variable Insurance Products Trust (together with Allianz Life Advisers, LLC, "Allianz"), NYSE Group, Inc., and First Trust Advisors L.P. The TargetPLUS Portfolios' strategies, based in part on the NYSE International 100 Index(R), are not sponsored, endorsed, sold or promoted by NYSE Group, Inc. and NYSE Group, Inc. makes no representation regarding the advisability of investing in the TargetPLUS Portfolios. NYSE Group, Inc. has no relationship to First Trust or Allianz, other than the licensing of the NYSE International 100 Index(R) (the "Index") and its service marks for use in connection the TargetPLUS Portfolios and the NYSE(R) International Target 25 Strategy.

NYSE Group, Inc. does not:
o    Sponsor, endorse, sell, or promote the TargetPLUS Portfolios.
o Recommend that any person invest in the TargetPLUS Portfolios or any other securities.
o Have any responsibility or liability for, or make any decisions about, the timing, amount, or pricing of the TargetPLUS Portfolios.
o Have any responsibility or liability for the administration, management, or marketing of the TargetPLUS Portfolios.
o Consider the needs of the TargetPLUS Portfolios or the owners of the TargetPLUS Portfolios in determining, composing, or calculating the Index or have any obligation to do so.


                                        88
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NYSE Group, Inc. will not have any liability in connection with the TargetPLUS Portfolios or the NYSE(R) International Target 25 Strategy. Specifically,
o NYSE Group, Inc. does not make any warranty, express or implied, and NYSE Group, Inc. disclaims any warranty about:
     o The results to be obtained by the TargetPLUS Portfolios or the NYSE(R) International Target 25 Strategy, the owners of the TargetPLUS Portfolios, or any other person in connection with the use of the Index and the data included in the Index;
     o    The accuracy or completeness of the Index and its data;
     o The merchantability and the fitness for a particular purpose or use of the Index and its data;
o NYSE Group, Inc. will have no liability for any errors, omissions, or interruptions in the Index or its data;
o Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special, or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement that permits Allianz to use the foregoing trademarks and servicemarks in connection with the TargetPLUS Portfolios is between First Trust and NYSE Group, Inc., and is solely for their benefit and not for the benefit of the owners of the TargetPLUS Portfolios or any other third parties.
--------------------------------------------------------------------------------

The publishers of the DJIA, the Dow Jones Select Dividend Index(SM), the FT30 Index, the Hang Seng Index, the NYSE International 100 Index(R), and the Value Line Timeliness Ranking System are not affiliated with First Trust Advisors L.P., Allianz Life Advisers, LLC, Allianz Variable Insurance Products Trust or Allianz Life Insurance Company of North America and have not participated in creating the AZL First Trust Target Double Play Fund, AZL TargetPLUS Balanced Fund, AZL TargetPLUS Equity Fund, AZL TargetPLUS Growth Fund, or AZL TargetPLUS Moderate Fund, the strategies used to manage any of these Funds, or the selection of securities for these Funds. Except as otherwise noted, none of the index publishers have approved any of the information in the prospectus.

AZL S&P 500 Index Fund and AZL Small Cap Stock Index Fund (the "AZL Index Funds") The AZL S&P 500 Index Fund and AZL Small Cap Stock Index Fund (the "AZL Index Funds") are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the AZL Index Funds or any member of the public regarding the advisability of investing in securities generally or in the AZL Index Funds particularly or the ability of the S&P 500 Index and the S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the Manager (the "Licensee") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and the S&P SmallCap 600 Index which is determined, composed and calculated by S&P without regard to the Licensee or the AZL Index Funds. S&P has no obligation to take the needs of the Licensee or the owners of the AZL Index Funds into consideration in determining, composing or calculating the S&P 500 Index and the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the AZL Index Funds or the timing of the issuance or sale of the AZL Index Funds or in the determination or calculation of the equation by which the AZL Index Funds is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the AZL Index Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE AZL INDEX FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO


                                        89
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

--------------------------------------------------------------------------------
                             ADDITIONAL INFORMATION
DESCRIPTION OF SHARES
The Trust is a Delaware business trust organized on July 13, 1999. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. The shares are offered on a continuous basis. Pursuant to such authority, the Board of Trustees has established 40 series, each previously named and defined collectively as the "Funds". Each share of each Fund represents an equal proportionate interest with each other share of that series. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable. No commissions are paid for distributing the Funds' shares.


Under the terms of the Declaration of Trust, the Trust is not required to hold annual shareholder meetings. Shareholder meetings for the purpose of electing Trustees will be held when required by law, when or at such time as less than a majority of Trustees holding office have been elected by shareholders, or at such other time as the Trustees then in office deem it appropriate to call a shareholders' meeting for the election of Trustees. At meetings of shareholders, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect all of the Trustees to be elected at a meeting. The rights of shareholders cannot be modified other than by a vote of the majority of the outstanding shares.


The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

In addition to the 40 separate investment portfolios, the Trust previously offered five additional funds which ceased as an investment option effective May 1, 2002. These funds, the USAZ Strategic Growth Fund, the AZOA Global Opportunities Fund, the AZOA Growth Fund, the AZOA Diversified Assets Fund and the AZOA Fixed Income Fund were merged into four existing USAZ and PIMCO funds on November 15, 2002. The merger was approved by shareholders under a business combination filing with the SEC.

Certain VIP Funds have been renamed since their inception. The following table includes each VIP Fund's date of inception and any previous names:


------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
                                      Fund
Investment Options                    Inception  Previous Name              Dates    Previous Name                Dates
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL AIM Basic Value Fund               5/1/02
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL AIM International Equity Fund      5/1/02
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Columbia Technology Fund           11/5/01   AZL Oppenheimer           12/8/03   USAZ AllianceBernstein      11/5/01
                                                 Emerging Technologies     to        Technology Fund             to
                                                 Fund                       7/6/06                               12/7/03
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Davis NY Venture Fund              11/5/01   USAZ AllianceBernstein    11/5/01
                                                 Growth and Income Fund    to
                                                                            3/7/04
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Dreyfus Founders Equity Growth     11/5/01   USAZ AllianceBernstein    11/5/01
Fund                                             Large Cap Growth Fund     to
                                                                            3/7/04
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Dreyfus Premier Small Cap Value    5/3/04
Fund
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL First Trust Target Double Play    12/27/06
Fund
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Franklin Small Cap Value Fund      5/1/03    USAZ PIMCO NFJ Small      5/1/03
                                                 Cap Value Fund            to
                                                                            4/3/05
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------

                                        90
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
                                      Fund
Investment Options                    Inception  Previous Name              Dates    Previous Name                Dates
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Jennison 20/20 Focus Fund          4/29/05
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Jennison Growth Fund               4/29/05
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Legg Mason Growth Fund             5/1/02    USAZ AIM Dent             5/1/02
                                                 Demographic Trends Fund   to
                                                                            4/3/05
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Legg Mason Value Fund              5/5/01    USAZ PIMCO PEA Growth     5/1/03    USAZ PIMCO Growth and       5/5/01
                                                 and Income Fund           to        Income Fund                 to
                                                                           7/26/04                               4/30/03
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL LMP Large Cap Growth Fund          5/1/02    AZL Salomon Brothers      4/4/05    USAZ AIM Blue Chip Fund     5/1/02
                                                 Large Cap Growth Fund     to                                    to
                                                                           11/6/06                                4/3/05
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL LMP Small Cap Growth Fund          4/29/05   AZL Salomon Brothers      4/29/05
                                                 Small Cap Growth Fund     to
                                                                           11/6/06
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Money Market Fund                  2/1/00    AZOA Money Market Fund    11/5/01   USAllianz VIP Money         2/1/00
                                                                           to        Market Fund                 to
                                                                           4/30/02                               11/4/01
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL NACM International Fund            5/1/07
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Neuberger Berman Regency Fund      5/1/06
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL OCC Opportunity Fund               5/1/02    AZL Oppenheimer           5/1/02
                                                 Emerging Growth Fund      to
                                                                           8/27/06
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL OCC Renaissance Fund               11/5/01   USAZ PEA Renaissance      5/1/03    USAZ PIMCO Renaissance      11/5/01
                                                 Fund                      to        Fund                        to
                                                                           9/15/05                               4/30/03
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL OCC Value Fund                     11/5/01   USAZ PEA Value Fund       5/1/03    USAZ PIMCO Value Fund       11/5/01
                                                                           to                                    to
                                                                           9/15/05                               4/30/03
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Oppenheimer Developing Markets     5/1/06
Fund
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Oppenheimer Global Fund            5/3/04
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Oppenheimer International          11/5/01   USAZ Templeton            5/1/02    AZOA Global Opportunities   11/5/01
Growth Fund                                      Developed Markets Fund    to        Fund (merger)               to
                                                                            3/7/04                               4/30/02
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Oppenheimer Main Street Fund       5/3/04
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL PIMCO Fundamental IndexPLUS        5/1/06
Total Return Fund
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Schroder International Small       5/1/07
Cap Fund
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL S&P 500 Index Fund                 5/1/07
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Small Cap Index Fund               5/1/07
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL TargetPLUS Balanced Fund           5/1/07
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL TargetPLUS Equity Fund            12/27/06
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL TargetPLUS Growth Fund             5/1/07
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL TargetPLUS Moderate Fund           5/1/07
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Van Kampen Aggressive Growth       5/1/01    USAllianz Aggressive      5/1/01
Fund                                             Growth Fund               to
                                                                           11/4/01
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Van Kampen Comstock Fund           5/1/01    USAllianz Comstock Fund   5/1/01
                                                                           to
                                                                           11/4/01
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Van Kampen Equity and Income       5/3/04
Fund
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Van Kampen Global Franchise Fund   5/1/03
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Van Kampen Global Real Estate      5/1/06
Fund
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------

                                        91
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
                                      Fund
Investment Options                    Inception  Previous Name              Dates    Previous Name                Dates
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Van Kampen Growth and Income       5/1/01    USAllianz Growth and      5/1/01
Fund                                             Income Fund               to
                                                                           11/4/01
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Van Kampen Mid Cap Growth Fund     5/1/01    USAZ VanKampen Growth     11/5/01   USAllianz Capital Growth    5/1/01
                                                 Fund                      to        Fund                        to
                                                                           4/28/05                               11/4/01
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------
AZL Van Kampen Strategic Growth Fund   5/1/01    AZL Van Kampen Emerging   5/1/02    USAZ American Growth Fund   5/1/01
                                                 Growth                    to        (name change) AZOA Growth   to
                                                                           11/6/06   Fund (merger) USAZ          4/30/02
                                                                                     Strategic Growth Fund
                                                                                     (merger)
------------------------------------- ---------- ------------------------- --------- --------------------------- ---------

As of May 1, 2006, each fund previously designated by "USAZ" was changed to "AZL" to reflect the name change of the trust from USAllianz Variable Insurance Products Trust to Allianz Variable Insurance Products Trust.

VOTE OF A MAJORITY OF THE OUTSTANDING SHARES
As used in the Funds' Prospectus and in this Statement of Additional Information, "vote of a majority of the outstanding shares" of the Trust or any Fund means the affirmative vote, at an annual or special meeting of shareholders duly called, of the lesser of: (a) 67% or more of the votes of shareholders of the Trust or the Fund, present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than fifty percent (50%) of the outstanding votes of shareholders of the Trust or the Fund.

ADDITIONAL TAX INFORMATION
Each Fund intends to qualify as a "regulated investment company" (a "RIC" under the Code). Such qualification generally will relieve the Funds of liability for federal income taxes to the extent their earnings are distributed in accordance with the Code. However, taxes may be imposed on the Funds by foreign countries with respect to income received on foreign securities. Depending on the extent of each Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to a federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends-received deduction for corporations.

A non-deductible excise tax is also imposed on regulated investment companies that do not make distributions to shareholders on a timely basis in accordance with calendar-year distribution requirements (regardless of whether they otherwise have a non-calendar taxable year). These rules require annual distributions equal to 98% of ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If distributions during a calendar year were less than the required amount, a particular Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

                                        92
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

For federal income tax purposes, the following Funds had capital loss carry forwards as of December 31, 2006, which are available to offset future capital gains, if any:
                                               Amount               Expires
---------------------------------------- --------------------- -----------------
AZL Davis NY Venture Fund                     $  38,604            12/31/2013
---------------------------------------- --------------------- -----------------
AZL Jennison Growth Fund                         88,295            12/31/2013
---------------------------------------- --------------------- -----------------
AZL Jennison Growth Fund                      2,195,695            12/31/2014
---------------------------------------- --------------------- -----------------
AZL LMP Large Cap Growth Fund                   947,857            12/31/2014
---------------------------------------- --------------------- -----------------
AZL LMP Small Cap Growth Fund                   276,312            12/31/2013
---------------------------------------- --------------------- -----------------
AZL Money Market Fund                             1,164            12/31/2012
---------------------------------------- --------------------- -----------------
AZL Money Market Fund                             7,771            12/31/2013
---------------------------------------- --------------------- -----------------
AZL Money Market Fund                             3,920            12/31/2014
---------------------------------------- --------------------- -----------------
AZL Neuberger Berman Regency Fund               523,057            12/31/2014
---------------------------------------- --------------------- -----------------
AZL Oppenheimer Developing Markets Fund       1,142,629            12/31/2014
---------------------------------------- --------------------- -----------------


To the extent these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

Each of the Funds will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions paid to a shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure to report properly payments of interest or dividends.

Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's dividend income from U.S. corporations, and if other applicable requirements are met. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Capital gains from assets held for one year or less will be taxed as ordinary income. Generally, dividends are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon. Dividends, including capital gain dividends, declared in October, November, or December with a record date of such month and paid during the following January will be treated as having been paid by a Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

A portion of the difference between the issue price and the face amount of zero coupon securities ("Original Issue Discount") will be treated as income to any Fund holding securities with Original Issue Discount each year although

                                        93
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
no current payments will be received by such Fund with respect to such income. This original issue discount will comprise a part of the investment company taxable income of such Fund which must be distributed to shareholders in order to maintain its qualification as a RIC and to avoid federal income tax at the level of the relevant Fund. Taxable shareholders of such a Fund will be subject to income tax on such original issue discount, whether or not they elect to receive their distributions in cash. In the event that a Fund acquires a debt instrument at a market discount, it is possible that a portion of any gain recognized on the disposition of such instrument may be treated as ordinary income.

A Fund's investment in options, futures contracts and forward contracts, options on futures contracts and stock indices and certain other securities, including transactions involving actual or deemed short sales or foreign exchange gains or losses are subject to many complex and special tax rules. For example, over-the-counter options on debt securities and certain equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing, a long-term or short-term capital gain or loss upon lapse of the option or sale of the underlying stock or security.

By contrast, a Fund's treatment of certain other options, futures and forward contracts entered into by the Fund is generally governed by Section 1256 of the Code. These "Section 1256" positions generally include regulated futures contracts, foreign currency contracts, non-equity options and dealer equity options. Each such Section 1256 position held by a Fund will be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of that Fund's fiscal year, and all gain or loss associated with fiscal year transactions and marked-to-market positions at fiscal year end (except certain currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within such Fund. The acceleration of income on Section 1256 positions may require the Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, a Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources, such as the sale of the Fund's shares. In these ways, any or all of these rules may affect the amount, character and timing of income earned and in turn distributed to shareholders by the Funds.

When a Fund holds options or contracts which substantially diminish its risk of loss with respect to other positions (as might occur in some hedging transactions), this combination of positions could be treated as a straddle for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of securities owned by a Fund and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles, i.e., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position, which may reduce or eliminate the operation of these straddle rules.

Each Fund will monitor its transactions in such options and contracts and may make certain other tax elections in order to mitigate the effect of the above rules and to prevent disqualification of a Fund as a RIC under Subchapter M of the Code.

In order for a Fund to qualify as a RIC for any taxable year, at least 90% of the Fund's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, including gains from foreign currencies, and other income derived with respect to the business of investing in stock, securities or currencies. Future Treasury regulations may provide that foreign exchange gains may not qualify for purposes of the 90% limitation if such gains are not directly related to a Fund's principal business of investing in stock or securities, or options or futures with respect to such stock or securities. Currency speculation or the use of currency forward contracts or other currency instruments for non-hedging purposes may generate gains deemed to be not directly related to the Fund's principal business of investing in stock or securities and related options or futures. Each Fund will limit its activities involving foreign exchange gains to the extent necessary to comply with the above requirements.

The federal income tax treatment of interest rate and currency swaps is unclear in certain respects and may in some circumstances result in the realization of income not qualifying under the 90% limitation described above. Each Fund will limit its interest rate and currency swaps to the extent necessary to comply with this requirement.

                                        94
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Under Code Section 817(h), a segregated asset account upon which a variable annuity contract or variable life insurance policy is based must be "adequately diversified." A segregated asset account will be adequately diversified if it complies with certain diversification tests set forth in Treasury regulations. If a RIC satisfies certain conditions relating to the ownership of its shares, a segregated asset account investing in such investment company will be entitled to treat its pro rata portion of each asset of the investment company as an asset for purposes of these diversification tests. The Funds intend to meet these ownership conditions and to comply with the diversification tests noted above. Accordingly, a segregated asset account investing solely in shares of a Fund will be adequately diversified if the Funds meet the foregoing requirements.

However, the failure of a Fund to meet such conditions and to comply with such tests could cause the owners of variable annuity contracts and variable life insurance policies based on such account to recognize ordinary income each year in the amount of any net appreciation of such contract or policy during the year.

Provided that a Fund and a segregated asset account investing in the Fund satisfy the above requirements, any distributions from the Fund to such account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

Persons investing in a variable annuity contract or variable life insurance policy offered by a segregated asset account investing in a Fund should refer to the Prospectus with respect to such contract or policy for further tax information.

Information set forth in the prospectus and this Statement of Additional Information which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of shares of the Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders and this description is not intended as a substitute for federal tax planning. Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation, including any application of foreign, state or local tax laws. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectus and this Statement of Additional Information. Such laws and regulations may be changed by legislative or administrative action.



The Funds may invest in non-U.S. corporations, which may be treated as "passive foreign investment companies" ("PFICs") under the Code. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent that each Fund invests in PFICs, it may adopt certain tax strategies to reduce or eliminate the adverse effects of certain federal tax provisions governing PFIC investments. Many non-U.S. banks and insurance companies may be excluded from PFIC treatment if they satisfy certain technical requirements under the Code. To the extent that each Fund invests in foreign securities which are determined to be PFIC securities and is required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to such Fund's shareholders. Therefore, the payment of this tax would reduce such Fund's economic return from its PFIC investments. Gains from dispositions of PFIC shares and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.


PERFORMANCE INFORMATION
From time to time performance information for the Funds showing their standardized average annual total return, non-standardized return and/or yield may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Standardized average annual total return of a Fund will be calculated for the period since the establishment of the Fund and will reflect the imposition of the maximum sales charge, if any. Standardized average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Yield of a Fund will be computed by dividing a Fund's net investment income per share earned during a recent one-month period by that Fund's per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result.

                                        95
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

In addition, from time to time the Funds may present their respective distribution rates in shareholder reports and in supplemental sales literature which is accompanied or preceded by a Prospectus and in shareholder reports. Distribution rates will be computed by dividing the distribution per share over a twelve-month period by the maximum offering price per share. The calculation of income in the distribution rate includes both income and capital gains dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital gains which are often non-recurring in nature, whereas yield does not include such items. Distribution rates may also be presented excluding the effect of a sales charge, if any.

Total return, whether standardized or non-standardized, and yield are functions of the type and quality of instruments held in the portfolio, levels of operation expenses and changes in market conditions. Consequently, total return and yield will fluctuate and are not necessarily representative of future results. Any fees charged by Allianz Life Insurance Co. of North America or any of its affiliates with respect to customer accounts for investing in shares of the Funds will not be included in performance calculations. Such fees, if charged, will reduce the actual performance from that quoted. In addition, if the Manager or the Distributor voluntarily reduce all or a part of their respective fees, as further discussed in the Prospectus, the total return of such Fund will be higher than it would otherwise be in the absence of such voluntary fee reductions.

Yields and total returns quoted for the Funds include the effect of deducting the Funds' expenses, but may not include charges and expenses attributable to a particular variable annuity contract or variable life insurance policy. Since shares of the Funds may be purchased only through a variable annuity contract or variable life insurance policy, you should carefully review the prospectus of the variable annuity contract or variable life insurance policy you have chosen for information on relevant charges and expenses. Including these charges in the quotations of the Funds' yield and total return would have the effect of decreasing performance. Performance information for the Funds must always be accompanied by, and reviewed with, performance information for the insurance product which invests in the Funds.

YIELDS OF THE MONEY MARKET FUND
The standardized seven-day yield for the Money Market Fund is computed: (1) by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account in that Fund having a balance of one share at the beginning of the seven-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts; (2) dividing the difference by the value of the account at the beginning of the base period to obtain the base period return; and (3) annualizing the results (i.e., multiplying the base period return by (365/7)). The net change in the account value of the Money Market Fund includes the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and any additional shares, and all fees, other than non-recurring account charges charged to all shareholder accounts in proportion to the length of the base period and assuming that Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are net realized gains and losses from the sale of securities and unrealized appreciation and depreciation.

At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.

YIELDS OF THE NON-MONEY MARKET FUNDS
Yields of each of the Non-Money Market Funds will be computed by analyzing net investment income per share for a recent thirty-day period and dividing that amount by a Fund share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of the Non-Money Market Funds will vary from time to time depending upon market conditions, the composition of a Fund's portfolio and operating expenses of the Trust allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment

                                        96
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of each of the Funds.

CALCULATION OF TOTAL RETURN
Standardized average annual total return is a measure of the change in value of the investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Standardized average annual total return will be calculated by: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund and all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had immediately been reinvested, (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period, (3) assuming redemption at the end of the period, and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

MISCELLANEOUS
Individual Trustees are elected by the shareholders and, subject to removal by a vote of two-thirds of the Board of Trustees, serve until their successors are elected and qualified. Meetings of shareholders are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the shareholders voting not less than two-thirds of the shares then outstanding.

The Trust is registered with the SEC as a management investment company. Such registration does not involve supervision of the management policies of the Trust.

The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC by payment of the prescribed duplicating fee.

Holders of variable annuity contracts or variable life insurance policies issued by Participating Insurance Companies for which shares of the Funds are the investment vehicle will receive from the Participating Insurance Companies the Trust's unaudited semi-annual financial statements and year-end financial statements audited by the Trust's independent registered public accounting firm. Each report will show the investments owned by the Funds and the market values of the investments and will provide other information about the Funds and their operations.

The Trust currently does not foresee any disadvantages to the holders of variable annuity contracts and variable life insurance policies of affiliated and unaffiliated Participating Insurance Companies arising from the fact that the interests of the holders of variable annuity contracts and variable life insurance policies may differ due to differences of tax treatment or other considerations or due to conflict between the affiliated or unaffiliated Participating Insurance Companies. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the Participating Insurance Companies. The Trust assumes no responsibility for such prospectuses.

The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include, but are not limited to, the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products and tax, retirement and investment planning.

The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer or other person is authorized to give

                                        97
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

FINANCIAL STATEMENTS
Audited financial statements as of December 31, 2006, are incorporated by reference to the Annual Report to shareholders, which has been previously sent to shareholders of each Fund pursuant to the 1940 Act and previously filed with the Securities and Exchange Commission. A copy of the Annual Report and the Funds' latest Semi-Annual Report may be obtained without charge on the internet by accessing the Allianz Life website at https://www.allianzlife.com or upon written request from Allianz VIP Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free
1-877-833-7113.

PROXY VOTING POLICIES AND PROCEDURES
The proxy voting policies and procedures of the Trust, Allianz Life Advisers and all of the Subadvisers are located in Appendix B to this Statement of Additional Information.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by accessing the Fund's website at https://www.allianzlife.com or by accessing the SEC's EDGAR database via the Internet at www.sec.gov.

                                        98
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   APPENDIX A
COMMERCIAL PAPER RATINGS
A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

"A-1" -- Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

"A-2" -- Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations rated "A-1". However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

"A-3" -- Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

"B" -- Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"C" -- Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

"D" -- Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

"Prime-1" -- Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

"Prime-2" -- Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

"Prime-3" -- Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

"Not Prime" -- Issuers do not fall within any of the rating categories.

                                        99
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

"D-1+" -- Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

"D-1" -- Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

"D-1" -- Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

"D-2" -- Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

"D-3" -- Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

"D-4" -- Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

"D-5" -- Issuer has failed to meet scheduled principal and/or interest payments.

Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

"F1" -- Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

"F2" -- Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of securities rated "F1."

"F3" -- Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

"B" -- Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

"C" -- Securities possess high default risk. This designation indicates that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

"D" -- Securities are in actual or imminent payment default.

Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson
BankWatch:

"TBW-1" -- This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

"TBW-2" -- This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                                        100
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

"TBW-3" -- This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

"TBW-4" -- This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.

CORPORATE AND LONG-TERM DEBT RATINGS
The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:
"AAA" -- An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

"AA" -- An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

"A" -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

"BBB" -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

"BB," "B," "CCC," "CC" and "C" -- Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

"BB" -- Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"B" -- Debt is more vulnerable to non-payment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

"CCC" -- Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

"CC" -- An obligation rated "CC" is currently highly vulnerable to non-payment.

"C" -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

"D" -- An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-) -- The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

"r" -- This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies;

                                        101
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:
"Aaa" -- Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" -- Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A" -- Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa" -- Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Ba," "B," "Caa," "Ca" and "C" -- Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

Con. (--) -- Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

"AAA" -- Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

"AA" -- Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

"A" -- Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

"BBB" -- Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

"BB," "B," "CCC," "DD" and "DP" -- Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

                                        102
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

"AAA" -- Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of investment risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is very unlikely to be adversely affected by foreseeable events.

"AA" -- Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of investment risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

"A" -- Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of investment risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than bonds with higher ratings.

"BBB" -- Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this category.

"BB" -- Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

"B" -- Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

"CCC," "CC" and "C" -- Bonds have high default risk. Capacity for meeting financial commitments is reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

"DDD," "DD" and "D" -- Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

"AAA" -- This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

"AA" -- This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

"A" -- This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                                        103
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

"BBB" -- This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

"BB," "B," "CCC" and "CC" -- These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

"D" -- This designation indicates that the long-term debt is in default.

PLUS (+) OR MINUS (-) -- The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

                                        104
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       APPENDIX B -- PROXY VOTING POLICIES
                    ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Proxy Voting Policy and Procedures
-------------------------------------
I.  Policy
    A. Basis for Proxy Voting. Allianz Variable Insurance Products Trust (the "Trust") seeks to vote proxies received with respect to the securities held by one or more of its Funds in a manner that is most likely to maximize the monetary value of the holdings of the relevant Fund and to maximize the likelihood of there being a favorable investment return.
    B. Delegation of Proxy Voting. The Board of Trustees (the "Board") recognizes that the right to vote a proxy with respect to the Fund securities its holds is an asset of a Fund and that the oversight of the effective management of this asset is a part of the Board's oversight responsibility and the obligations of the Trust's officers. The Board further recognizes that the voting of proxies is an integral part of the services provided by those investment advisory organizations retained by the Trust to provide day-to-day Fund management to the Trust's several Funds (each a "Subadviser"). Accordingly, the Board hereby delegates to each Subadviser the responsibility for voting proxies held by any Fund of the Trust and for which a Subadviser provides day-to-day Fund management services, subject to the continuing oversight of the Board.(1)


(1) This policy is adopted for the purpose of the disclosure requirements adopted by the Securities and Exchange Commission, Releases No. 33-8188, 34-47304, IC-25922.


Monitoring Proxy Voting. The Board further delegates to Allianz Life Advisers, LLC. ("AZL"), as an integral part of those services provided by AZL to the Trust pursuant to its agreement with the Trust dated April 27, 2001, the responsibility for receiving appropriate representations that each Subadviser votes proxies received with respect to Fund securities in a manner that is consistent with such Subadviser's fiduciary obligation to the Trust and the proxy voting policies, procedures and guidelines ("Proxy Voting Policies") adopted by such Subadviser.

                                        105
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

II. Procedures
    A. Subadviser Voting Procedures; Board Oversight. The officers of the Trust (or other designated agents of the Trust) shall obtain from each Subadviser (other than those Subadvisers retained to provide services to a Fund that holds only fixed income securities)(2) the Proxy Voting Policies adopted by such Subadviser as soon as reasonably practicable following the adoption of these procedures. Such Proxy Voting Policies [, or summaries thereof,] shall be presented to the Board not later than the first Board meeting scheduled to be held following the date on which Subadvisers are required to comply with Rule 206(4)-6 (Proxy Voting) under the Investment Advisers Act of 1940.(3) The proxy voting policies and procedures of the Subadvisers will be incorporated by reference herein, substantially in the form found in Appendices 1 through 7 to these Policies and Procedures. Proxy Voting Policies or a summary thereof shall be presented to the Board thereafter at least annually and the officers of the Trust shall use reasonable efforts to ensure that the Board is notified promptly of any material changes in the Proxy Voting Policies of each Subadviser (other than those Subadvisers retained to provide services to a Fund that holds only fixed income securities).
    B. Specific Matters for Review.
           1. Conflict of Interest. The Trust recognizes that there may be instances in which a Subadviser (or affiliated persons of the Subadviser) has a financial interest in a matter presented by a proxy. In reviewing the adequacy of Proxy Voting Procedures provided to the Trust, the Trust's officers will evaluate the extant to which conflicts of interest have been addressed; including the extent to which the existence of pre-determined voting policies have been established such that the Subadviser had limited discretion in making a proxy voting decision in the event of a conflict of interests, or existence of other specific decision-making mechanisms to ensure that any decision with respect to a proposal representing a conflict between the interests of the Subadviser and the Trust would be effectively insulated from the conflict and the basis for such decision fully documented. In limited circumstances, a Subadviser may be unable to make a decision with regard to a particular proxy vote in accordance with its proxy voting policies and procedures, due to the existence of a conflict. In these circumstances, and where the Subadviser advises the Trust of such a conflict and its inability to vote, the Trust may direct the Subadviser to vote. In directing a Subadviser to vote, the Trust may rely on one or more of the following considerations: the advice of counsel, or an independent third party; any voting decisions being made by other Subadvisers to the Trust on the same proxy voting decision, where a conflict does not exist; the policies and procedures of the Subadviser that is unable to vote due to the conflict; or, any other consideration affecting the Trust.
        2. Differences Among Proxy Voting Policies. The Trust recognizes that there may be instances where the responsibility for voting proxies with respect to a single security is vested in two or more Subadvisers (e.g. when more than one Fund (or two managed portions of the same Fund) hold voting securities of a single issuer). Under these circumstances, there is the possibility that the application of relevant Proxy Voting Policies will result in proxies being voted inconsistently. It is the position of the Trust that such circumstance will not be deemed to suggest improper action on the part of any Subadviser


(2) For purposes of this policy, an investment in a mutual fund that invests exclusively in fixed income securities shall be treated as though it is a direct investment in fixed income securities.
(3) The effective date of this rule is August 6, 2003.


                                        106
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

C. Voting Record Reporting.
    1. Maintenance of Subadviser Voting Record. No less than annually, the Trust shall obtain from each Subadviser a record of each proxy voted with respect to Fund Securities of each Fund of the Trust served by that Subadviser during the year.(4)
    2. Annual Filing on Form N-PX. The Trust shall file an annual report of each proxy voted with respect to Fund securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.(5)


(4) This record may be provided directly from the Subadviser or accessed via an appropriate electronic means in the manner contemplated under relevant regulations promulgated by the Securities and Exchange Commission.
(5) As it is used in this document, the term "conflict of interest" refers to a situation in which the Subadviser (or affiliated persons of the Subadviser) has a financial interest in a matter presented by a proxy that may compromise that Subadviser's independence of judgment and action with respect to the voting of the proxy in accordance with this policy.


III.    Revocation
The delegation of the authority to vote proxies relating to Portfolio Securities of any Fund is entirely voluntary and may be revoked by the Trust, acting by resolution of the Board, in whole or in part, at any time.

IV. Disclosures
    A. The Trust shall include in its registration statement:
        1. This policy and the Proxy Voting Procedures, or summaries thereof, of each Subadviser (other than those Subadvisers retained to provide services to a Fund that holds only fixed income securities)(6); and
        2. After June 30, 2004, a statement disclosing that information regarding how the Trust voted proxies relating to Fund securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.(7)

    B. The Trust shall include in its Annual and Semi-Annual Reports to shareholders:
        1. A statement disclosing that a description of the policies and procedures used by or on behalf of the Trust to determine how to vote proxies relating to Fund securities of the Funds is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; and on the SEC website.(8)
        2. A statement disclosing that information regarding how the Trust voted proxies relating to Fund securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.(9)


(6) This disclosure shall be included in the registration statement next filed on behalf of the Trust after July 15, 2003.
(7) This disclosure shall be included in the registration statement next filed on behalf of the Funds after August 31, 2004.
(8) This disclosure shall be included in the report next filed on behalf of the Funds after July 15, 2003.
(9) This disclosure shall be included in the report next filed on behalf of the Funds after August 31, 2004.

                                        107
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

                        ALLIANZ LIFE ADVISERS, LLC (AZL)

Proxy Voting Policy and Procedures
----------------------------------
I.  Policy
A. Basis for Proxy Voting. AZL as manager of the Allianz Variable Insurance Products Trust (the "Trust") seeks to vote proxies received with respect to the securities held by one or more of the Trust's Funds in a manner that is most likely to maximize the monetary value of the holdings of the relevant Fund and to maximize the likelihood of there being a favorable investment return.
B. Delegation of Proxy Voting. The Allianz Variable Insurance Products Trust Board of Trustees (the "Board") recognizes that the right to vote a proxy with respect to the Funds' securities is an asset of a Fund and that the oversight of the effective management of this asset is a part of the Board's oversight responsibility and the obligations of the Trust's officers. The Board further recognizes that the voting of proxies is an integral part of the services provided by those investment advisory organizations retained by the Trust to provide day-to-day Fund portfolio management of the Trust's several Funds (each a "Sub-Adviser"). Accordingly, AZL hereby delegates to each Sub-Adviser any responsibility it may have for voting proxies held by any Fund of the Trust and for which a Sub-Adviser provides day-to-day Fund management services, subject to the continuing oversight of the Board.(1)
C. Monitoring Proxy Voting. The Board of the Funds has delegated to AZL, as an integral part of those services provided by AZL to the Trust pursuant to its agreement with the Trust dated April 27, 2001, the responsibility for receiving appropriate representations that each Sub-Adviser votes proxies received with respect to Fund securities in a manner that is consistent with such Sub-Adviser's fiduciary obligation to the Trust and the proxy voting policies, procedures and guidelines ("Proxy Voting Policies") adopted by such Sub-Adviser. On a quarterly basis, AZL shall circulate a form to each Sub-Adviser to document any material changes to the Sub-Advisers' Proxy Voting Policies, to obtain certification that each Sub-Adviser has complied with its adopted policies and is maintaining all records required under both the Investment Company Act of 1940 and the Investment Advisers Act of 1940, and to note how any proxy issues that involved material conflicts of interest were resolved.

II. Procedures
A. Oversight of Sub-Adviser Voting Procedures. The officers of the Trust (or other designated agents of the Trust) shall obtain from each Sub-Adviser (other than those Sub-Advisers retained to provide services to a Fund that holds only fixed income securities)(2) the Proxy Voting Policies adopted by such Sub-Adviser as soon as reasonably practicable following the adoption of these procedures. The Proxy Voting Policies of the Sub-Advisers incorporated by reference herein. AZL shall use reasonable efforts to ensure that the Trust Board is notified promptly of any material changes in the Proxy Voting Policies of each Sub-Adviser (other than those Sub-Advisers retained to provide services to a Fund that holds only fixed income securities).
B.  Specific Matters for Review.
    1. Conflict of Interest(3). AZL recognizes that there may be instances in which a Sub-Adviser (or affiliated persons of a Sub-Adviser) has a material conflict of interest in a matter presented by a proxy. In reviewing each Sub-Adviser's Proxy Voting Policies, the officers of AZL will evaluate the extent to which conflicts of interest have been addressed; including the extent to which the existence of pre-determined voting policies have been established such that the Sub-Adviser had limited discretion in making a proxy voting decision in the event of a material conflict of interest, or the existence of other specific decision-making mechanisms to ensure that any decision with respect to a proposal representing a material conflict between the interests of the Sub-Adviser and the security issuer would be effectively insulated from the conflict and the basis for such decision fully documented. In limited circumstances, a Sub-Adviser may be unable to make a decision with regard to a particular proxy vote in accordance with its Proxy Voting Policies, due to the existence of a conflict of interest. In these circumstances, and where the Sub-Adviser advises AZL of such a conflict and its inability to vote, the AZL Proxy Committee may direct the manner in which the Sub-Adviser should vote.

(1) This policy is adopted for the purpose of the disclosure requirements adopted by the Securities and Exchange Commission, Releases No. IA-2106.

                                        108
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

(2) For purposes of this policy, an investment in a mutual fund that invests exclusively in fixed income securities shall be treated as though it is a direct investment in fixed income securities.
(3) As it is used in this document, the term "conflict of interest" refers to a situation in which the Subadviser (or affiliated persons of the Subadviser) has financial interest in a matter presented by a proxy that may compromise that Subadviser's independence of judgment and action with respect to the voting of the proxy in accordance with this policy.

    2. AZL Proxy Committee (the "Committee"). The Committee shall consist of two AZL officers. The Committee will also have an adviser (the "Committee Adviser") appointed from the Legal Department of Allianz Life Insurance Company of North America, AZL's parent company. The Committee may abstain or refrain from voting proxy issues if:
        o the Committee does not receive timely notification of shareholder meeting,
        o the costs involved with voting the proxy outweigh the benefits of voting the proxy issue, or
        o the Committee does not receive adequate information regarding the proxy issue.

    In the event that the Committee makes a voting decision on a proxy issue:
        o the Committee shall communicate it's voting decision to the Sub-Adviser at least two days before the shareholder meeting,
        o all documents prepared by the Committee regarding the voting decision shall be forwarded to the Sub-Adviser for record keeping purposes, and
        o the Committee Adviser shall make a report to the Trust Board regarding the Committee's voting decision at the next Board meeting.

    In directing a Sub-Adviser to vote, the Committee will adhere to the following guidelines:
        a) If the Sub-Adviser has retained an independent third party proxy agent, the Committee will vote pursuant to the independent proxy agent's recommendation.
        b) If the Sub-Adviser has not retained an independent third party proxy agent, the Committee will review the proxy issue to determine if:
           o the security issuer is an affiliate of, or has a significant current or proposed business relationship with, Allianz
                Life Insurance Company of North America; or
           o where reasonably practicable, determine if the security issuer has a significant current or proposed business relationship with an affiliate of Allianz Life Insurance Company of North America.

    If such a relationship exists, the Committee will notify the Sub-Adviser that it will abstain from voting the proxy issue.

    If such a relationship does not exist, the Committee may rely on one or more of the following considerations in making a proxy voting decision:
            o the Proxy Voting Policies of the Sub-Adviser that is unable to vote due to the conflict;
            o the advice of an independent third party proxy agent retained by the Committee;
            o any voting decisions being made by other Sub-Advisers on the same proxy issue;
            o    the advice of counsel; or
            o    any other consideration affecting the Trust.

    3. Differences Among Proxy Voting Policies. AZL recognizes that there may be instances where the responsibility for voting proxies with respect to a single security is vested in two or more Sub-Advisers (e.g. when more than one Fund, or two managed portions of the same Fund, hold voting securities of a single issuer). Under these circumstances, there is the possibility that the application of relevant Proxy Voting Policies will result in proxies being voted inconsistently. It is the position of AZL that such circumstance will not be deemed to suggest improper action on the part of any Sub-Adviser
C. Record Keeping Requirements.
    1. Maintenance of Sub-Adviser Voting Record. AZL delegates to each Sub-Adviser responsibility for collecting and maintaining a record of each proxy voted with respect to Securities of each Fund of the Trust served by that Sub-Adviser during the year.(4)

                                        109
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

    2. Maintenance of Proxy Records Required by the Investment Advisers Act of 1940 (the "Advisers Act Rule"). AZL delegates to each Specialist Manger responsibility for collecting and maintaining all records required under the Advisers Act Rule in accordance with the rule. The Sub-Adviser may engage an independent third party proxy agent to assist in these record keeping requirements. These records include:
          o    The Sub-Adviser's Proxy Voting Policies;
          o    Proxy statements regarding Fund securities;

(4) This record may be provided directly from the Subadviser or accessed via an appropriate electronic means in the manner contemplated under relevant regulations promulgated by the Securities and Exchange Commission.
          o Records of all proxy votes cast including those cast at the instruction of AZL;
          o Records of written requests for proxy voting information and all written responses to requests for information;
          o Any documents prepared by the Sub-Adviser that were material to making a voting decision, or that memorialize the basis for the decision; and
          o Records sufficient to document proxy issues where the Sub-Adviser experienced a material conflict of interest were resolved in the best interests of the client.

III.Revocation
    The delegation of the authority to vote proxies relating to Fund Securities is entirely voluntary and may be revoked by AZL, acting by resolution of the AZL Board of Governors, in whole or in part, at any time.

IV. Disclosures
    AZL shall include in the Trust's registration statement:
    1. This policy and a statement disclosing that this policy is available without charge, upon request, by calling a toll-free telephone number; or through a specified Internet address; or both; and on the SEC website(5); and
    2. After June 30, 2004, a statement disclosing that information regarding how each Sub-Adviser voted proxies relating to Fund securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling a toll-free telephone number; or through a specified Internet address; or both; and on the SEC website(6).

(5) This disclosure shall be included in the registration statement next filed on behalf of the Trust after July 15, 2003.
(6) This disclosure shall be included in the registration statement next filed on behalf of the Funds after August 31, 2004.

                                        110
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

                         A I M CAPITAL MANAGEMENT, INC.
                          PROXY POLICIES AND PROCEDURES
                          As amended February 28, 2007

AIM Investments Proxy Voting Guidelines

The following Proxy Voting Guidelines are applicable to all funds managed by A I M Advisors, Inc. ("AIM").1

--------------------------------------------------------------------------------
Introduction

Our Belief
-------------
AIM's Trustees and investment professionals expect a high standard of corporate governance from the companies in our portfolios so that AIM may fulfill its fiduciary obligation to our fund shareholders. Well governed companies are characterized by a primary focus on the interests of shareholders, accountable boards of directors, ample transparency in financial disclosure, performance-driven cultures and appropriate consideration of all stakeholders. AIM believes well governed companies create greater shareholder wealth over the long term than poorly governed companies, so we endeavor to vote in a manner that increases the value of our investments and fosters good governance within our portfolio companies.

In determining how to vote proxy issues, AIM considers the probable business consequences of each issue and votes in a manner designed to protect and enhance fund shareholders' interests. Our voting decisions are intended to enhance each company's total shareholder value over the funds' typical investment horizon.

Proxy voting is an integral part of AIM's investment process. We believe that the right to vote proxies should be managed with the same care as all other elements of the investment process. The objective of AIM's proxy-voting activity is to promote good governance and advance the economic interests of our clients. At no time will AIM exercise its voting power to advance its own commercial interests, to pursue a social or political cause that is unrelated to our clients' economic interests, or to favor a particular client or business relationship to the detriment of others.

--------------------------------------------------------------------------------
Proxy administration
The AIM Proxy Committee consists of seven members representing AIM's Legal, Compliance and Investments departments. AIM's Proxy Voting Guidelines are revised annually by the Proxy Committee, and are approved by the AIM Funds Boards of Trustees. The Proxy Committee implements the Guidelines and oversees proxy voting.

The Proxy Committee has retained outside experts to assist with the analysis and voting of proxy issues. In addition to the advice offered by these experts, AIM uses information gathered from our own research, company managements, AIM's portfolio managers and outside shareholder groups to reach our voting decisions.

Generally speaking, AIM's investment-research process leads us to invest in companies led by management teams we believe have the ability to conceive and execute strategies to outperform their competitors. We select companies for investment based in large part on our assessment of their management teams' ability to create shareholder wealth. Therefore, in formulating our proxy-voting decisions, AIM gives proper consideration to the recommendations of a company's Board of Directors.

--------------------------------------------------------------------------------
Important principles underlying the AIM Proxy Voting Guidelines
I.      Accountability

Management teams of companies are accountable to their boards of directors, and directors of publicly held companies are accountable to their shareholders. AIM endeavors to vote the proxies of its portfolio companies in a manner that will reinforce the notion of a board's accountability to its shareholders. Consequently, AIM votes against any actions that would impair the rights of shareholders or would reduce shareholders' influence over the board or over management.

                                        111
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

The following are specific voting issues that illustrate how AIM applies this principle of accountability.
o Elections of directors. In uncontested director elections for companies that do not have a controlling shareholder, AIM votes in favor of slates if they are comprised of at least a majority of independent directors and if the boards' key committees are fully independent. Key committees include the Audit, Compensation and Governance or Nominating Committees. AIM's standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve.
o Contested director elections are evaluated on a case-by-case basis and are decided within the context of AIM's investment thesis on a company.
o Director performance. AIM withholds votes from directors who exhibit a lack of accountability to shareholders, either through their level of attendance at meetings or by enacting egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan ("poison pills") without shareholder approval, or other areas of poor performance, AIM may withhold votes from some or all of a company's directors. In situations where directors' performance is a concern, AIM may also support shareholder proposals to take corrective actions such as so-called "clawback" provisions.
o Auditors and Audit Committee members. AIM believes a company's Audit Committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company's internal controls. Independence, experience and financial expertise are critical elements of a well-functioning Audit Committee. When electing directors who are members of a company's Audit Committee, or when ratifying a company's auditors, AIM considers the past performance of the Committee and holds its members accountable for the quality of the company's financial statements and reports.
o Majority standard in director elections. The right to elect directors is the single most important mechanism shareholders have to promote accountability. AIM supports the nascent effort to reform the U.S. convention of electing directors, and votes in favor of proposals to elect directors by a majority vote.
o Classified boards. AIM supports proposals to elect directors annually instead of electing them to staggered multi-year terms because annual elections increase a board's level of accountability to its shareholders.
o Supermajority voting requirements. Unless proscribed by law in the state of incorporation, AIM votes against actions that would impose any supermajority voting requirement, and supports actions to dismantle existing supermajority requirements.
o Responsiveness. AIM withholds votes from directors who do not adequately respond to shareholder proposals that were approved by a majority of votes cast the prior year.
o Cumulative voting. The practice of cumulative voting can enable minority shareholders to have representation on a company's board. AIM supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.
o Shareholder access. On business matters with potential financial consequences, AIM votes in favor of proposals that would increase shareholders' opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action and proposals to promote the adoption of generally accepted best practices in corporate governance.

II.     Incentives

AIM believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce managements and employees of our portfolio companies to create greater shareholder wealth. AIM supports equity compensation plans that promote the proper alignment of incentives, and votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of the fund's investment.

Following are specific voting issues that illustrate how AIM evaluates incentive plans.
o Executive compensation. AIM evaluates compensation plans for executives within the context of the company's performance under the executives' tenure. AIM believes independent compensation committees are best

                                        112
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
    positioned to craft executive-compensation plans that are suitable for their company-specific circumstances. We view the election of those independent compensation committee members as the appropriate mechanism for shareholders to express their approval or disapproval of a company's compensation practices. Therefore, AIM generally does not support shareholder proposals to limit or eliminate certain forms of executive compensation. In the interest of reinforcing the notion of a compensation committee's accountability to shareholders, AIM supports proposals requesting that companies subject each year's compensation record to an advisory shareholder vote, or so-called "say on pay" proposals..
o Equity-based compensation plans. When voting to approve or reject equity-based compensation plans, AIM compares the total estimated cost of the plans, including stock options and restricted stock, against a carefully selected peer group and uses multiple performance metrics that help us determine whether the incentive structures in place are creating genuine shareholder wealth. Regardless of a plan's estimated cost relative to its peer group, AIM votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock's current market price, or the ability to automatically replenish shares without shareholder approval.
o Employee stock-purchase plans. AIM supports employee stock-purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock is at most a 15 percent discount from the market price.
o Severance agreements. AIM generally votes in favor of proposals requiring advisory shareholder ratification of executives' severance agreements. However, we oppose proposals requiring such agreements to be ratified by shareholders in advance of their adoption.

III.    Capitalization

Examples of management proposals related to a company's capital structure include authorizing or issuing additional equity capital, repurchasing outstanding stock, or enacting a stock split or reverse stock split. On requests for additional capital stock, AIM analyzes the company's stated reasons for the request. Except where the request could adversely affect the fund's ownership stake or voting rights, AIM generally supports a board's decisions on its needs for additional capital stock. Some capitalization proposals require a case-by-case analysis within the context of AIM's investment thesis on a company. Examples of such proposals include authorizing common or preferred stock with special voting rights, or issuing additional stock in connection with an acquisition.

IV.     Mergers, Acquisitions and Other Corporate Actions

Issuers occasionally require shareholder approval to engage in certain corporate actions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations. AIM analyzes these proposals within the context of our investment thesis on the company, and determines its vote on a case-by-case basis.

V.      Anti-Takeover Measures

Practices designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they create conflicts of interests among directors, management and shareholders. Except under special issuer-specific circumstances, AIM votes to reduce or eliminate such measures. These measures include adopting or renewing "poison pills", requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. AIM generally votes against management proposals to impose these types of measures, and generally votes for shareholder proposals designed to reduce such measures. AIM supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote.

VI.     Shareholder Proposals on Corporate Governance

AIM generally votes for shareholder proposals that are designed to protect shareholder rights if a company's corporate-governance standards indicate that such additional protections are warranted.

VII.    Shareholder Proposals on Social Responsibility

                                        113
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

The potential costs and economic benefits of shareholder proposals seeking to amend a company's practices for social reasons are difficult to assess. Analyzing the costs and economic benefits of these proposals is highly subjective and does not fit readily within our framework of voting to create greater shareholder wealth over AIM's typical investment horizon. Therefore, AIM abstains from voting on shareholder proposals deemed to be of a purely social, political or moral nature.

VIII.   Routine Business Matters

Routine business matters rarely have a potentially material effect on the economic prospects of fund holdings, so we generally support the board's discretion on these items. However, AIM votes against proposals where there is insufficient information to make a decision about the nature of the proposal. Similarly, AIM votes against proposals to conduct other unidentified business at shareholder meetings.

--------------------------------------------------------------------------------
Summary
These Guidelines provide an important framework for making proxy-voting decisions, and should give fund shareholders insight into the factors driving AIM's decisions. The Guidelines cannot address all potential proxy issues, however. Decisions on specific issues must be made within the context of these Guidelines and within the context of the investment thesis of the funds that own the company's stock. Where a different investment thesis is held by portfolio managers who may hold stocks in common, AIM may vote the shares held on a fund-by-fund basis.

--------------------------------------------------------------------------------
Exceptions
In certain circumstances, AIM may refrain from voting where the economic cost of voting a company's proxy exceeds any anticipated benefits of that proxy proposal.

Share-lending programs
One reason that some portion of AIM's position in a particular security might not be voted is the securities lending program. When securities are out on loan and earning fees for the lending fund, they are transferred into the borrower's name. Any proxies during the period of the loan are voted by the borrower. The lending fund would have to terminate the loan to vote the company's proxy, an action that is not generally in the best economic interest of fund shareholders. However, whenever AIM determines that the benefit to shareholders of voting a particular proxy outweighs the revenue lost by terminating the loan, we recall the securities for the purpose of voting the fund's full position.

"Share-blocking"
Another example of a situation where AIM may be unable to vote is in countries where the exercise of voting rights requires the fund to submit to short-term trading restrictions, a practice known as "share-blocking." AIM generally refrains from voting proxies in share-blocking countries unless the portfolio manager determines that the benefit to fund shareholders of voting a specific proxy outweighs the fund's temporary inability to sell the security.

International constraints
An additional concern that sometimes precludes our voting non-U.S. proxies is our inability to receive proxy materials with enough time and enough information to make a voting decision. In the great majority of instances, however, we are able to vote non-U.S. proxies successfully. It is important to note that AIM makes voting decisions for non-U.S. issuers using these Proxy Voting Guidelines as our framework, but also takes into account the corporate-governance standards, regulatory environment and generally accepted best practices of the local market.

Exceptions to these Guidelines
AIM retains the flexibility to accommodate company-specific situations where strictly adhering to the Guidelines would lead to a vote that the AIM Proxy Committee deems not to be in the best interest of the funds' shareholders. In these situations, the Proxy Committee will vote the proxy in the manner deemed to be in the best interest of the funds' shareholders, and will promptly inform the funds' Boards of Trustees of such vote and the circumstances surrounding it.

                                        114
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Resolving potential conflicts of interest
A potential conflict of interest arises when AIM votes a proxy for an issuer with which it also maintains a material business relationship. Examples could include issuers that are distributors of AIM's products, or issuers that employ AIM to manage portions of their retirement plans or treasury accounts. AIM reviews each proxy proposal to assess the extent, if any, to which there may be a material conflict between the interests of the fund shareholders and AIM.

AIM takes reasonable measures to determine whether a potential conflict may exist. A potential conflict is deemed to exist only if one or more of the Proxy Committee members actually knew or should have known of the potential conflict.

If a material potential conflict is deemed to exist, AIM may resolve the potential conflict in one of the following ways: (1) if the proposal that gives rise to the potential conflict is specifically addressed by AIM's Proxy Voting Guidelines, AIM may vote the proxy in accordance with the predetermined Guidelines; (2) AIM may engage an independent third party to determine how the proxy should be voted; or (3) AIM may establish an ethical wall or other informational barrier between the persons involved in the potential conflict and the persons making the proxy-voting decision in order to insulate the potential conflict from the decision makers.

Because the Guidelines are pre-determined and crafted to be in the best economic interest of shareholders, applying the Guidelines to vote client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard against potential conflicts, persons from AIM's marketing, distribution and other customer-facing functions are precluded from becoming members of the AIM Proxy Committee.

On a quarterly basis, the AIM Funds Boards of Trustees review a report from AIM's Internal Compliance Controls Committee. The report contains a list of all known material business relationships that AIM maintains with publicly traded issuers. That list is cross-referenced with the list of proxies voted over the period. If there are any instances where AIM's voting pattern on the proxies of its material business partners is inconsistent with its voting pattern on all other issuers, they are brought before the Trustees and explained by the Chairman of the AIM Proxy Committee.

Personal conflicts of interest. If any member of the AIM Proxy Committee has a personal conflict of interest with respect to a company or an issue presented for voting, that Committee member will inform the Committee of such conflict and will abstain from voting on that company or issue.

Funds of funds. Some AIM funds offering diversified asset allocation within one investment vehicle own shares in other AIM funds. A potential conflict of interest could arise if an underlying AIM fund has a shareholder meeting with any proxy issues to be voted on, because AIM's asset-allocation funds or target-maturity funds may be large shareholders of the underlying fund. In order to avoid any potential for a conflict, the asset-allocation funds and target maturity funds vote their shares in the same proportion as the votes of the external shareholders of the underlying fund.

--------------------------------------------------------------------------------
Policies and Vote Disclosure
A copy of these Proxy Voting Guidelines and the voting record of each AIM fund are available on our web site, www.aiminvestments.com. In accordance with Securities and Exchange Commission regulations, all funds file a record of all proxy-voting activity for the prior 12 months ending June 30th. That filing is made on or before August 31st of each year.

--------------------------------------------------------------------------------
Footnotes

1. AIM funds not managed by A I M Advisors, Inc., are governed by the proxy voting policies of their respective advisers.

                                        115
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

                            CLEARBRIDGE ADVISORS LLC
                      Proxy Voting Policies and Procedures

I. TYPES OF ACCOUNTS FOR WHICH CLEARBRIDGE VOTES PROXIES

ClearBridge Advisors (ClearBridge) votes proxies for each client that has specifically authorized us to vote them in the investment management contract or otherwise; votes proxies for each United States Registered Investment Company (mutual fund) for which we act as adviser or sub-adviser with the power to vote proxies; and votes proxies for each ERISA account unless the plan document or investment advisory agreement specifically reserves the responsibility to vote proxies to the plan trustees or other named fiduciary. These policies and procedures are intended to fulfill applicable requirements imposed on ClearBridge by the Investment Advisers Act of 1940, as amended, the Investment Company Act of 1940, as amended, and the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations adopted under these laws.

II. GENERAL GUIDELINES

In voting proxies, we are guided by general fiduciary principles. Our goal is to act prudently, solely in the best interest of the beneficial owners of the accounts we manages, and, in the case of ERISA accounts, for the exclusive purpose of providing economic benefits to such persons. We attempt to provide for the consideration of all factors that could affect the value of the investment and will vote proxies in the manner that we believe will be consistent with efforts to maximize shareholder values.

III. HOW CLEARBRIDGE VOTES

Section V of these policies and procedures set forth certain stated positions. In the case of a proxy issue for which there is a stated position we generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in Section V that we considers in voting on such issue, we vote on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that we considers in voting on such issue, we votes on a case-by-case basis in accordance with the general principles set forth above. We may utilize an external service provider to provide us with information and/or a recommendation with regard to proxy votes in accordance with our stated positions, but we are not required to follow any such recommendations. However, a particular business unit or investment team may utilize such an external service provider with the intention of following the recommendations of such service provider in all or substantially all cases, even where our policies do not contain a stated position. The use of an external service provider does not relieve the business unit of its responsibility for the proxy vote.


(1) ClearBridge Advisors comprises ClearBridge Advisors, LLC, ClearBridge Asset Management Inc, and other affiliated investment advisory firms.

IV. CONFLICTS OF INTEREST

In furtherance of ClearBridge's goal to vote proxies in the best interests of clients, ClearBridge follows procedures designed to identify and address material conflicts that may arise between ClearBridge's interests and those of its clients before voting proxies on behalf of such clients.

(1) Procedures for Identifying Conflicts of Interest

    ClearBridge relies on the following to seek to identify conflicts of interest with respect to proxy voting:

    A. The policy memorandum attached hereto as Appendix A will be distributed periodically to ClearBridge employees. The policy mem4orandum alerts ClearBridge employees that they are under an obligation (i) to be aware of the potential for conflicts of interest on the part of ClearBridge with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of ClearBridge's business, and (ii) to bring conflicts of interest of which they become aware to the attention of ClearBridge Compliance.

                                        116
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

    B. ClearBridge's finance area shall maintain and make available to ClearBridge Compliance and proxy voting personnel an up to date list of all client relationships that have historically accounted for or are projected to account for greater than 1% of ClearBridge's annual revenues. ClearBridge relies on the policy memorandum directive described in Section IV. (1) A. to identify conflicts of interest arising due to potential client relationships with proxy issuers.

    C. As a general matter, ClearBridge takes the position that relationships between a non-ClearBridge Legg Mason affiliate and an issuer (e.g. investment management relationship between an issuer and a non-ClearBridge Legg Mason affiliate) do not present a conflict of interest for ClearBridge in voting proxies with respect to such issuer because ClearBridge operates as an independent business unit from other Legg Mason business units and because of the existence of information barriers between ClearBridge and certain other Legg Mason business units. Special circumstances, such as contact between ClearBridge and non-ClearBridge personnel, may cause ClearBridge to consider whether non-ClearBridge relationships between Legg Mason and an issuer present a conflict of interest for ClearBridge with respect to such issuer. As noted in Section IV. (1) A., ClearBridge employees are under an obligation to be aware of the potential for conflicts of interest in voting proxies and to bring such conflicts of interest, including conflicts of interest which may arise because of such special circumstances (such as any attempt by a Legg Mason business unit or Legg Mason officer or employee to influence proxy voting by ClearBridge) to the attention of ClearBridge Compliance. Also, ClearBridge is sensitive to the fact that a significant, publicized relationship between an issuer and a non-ClearBridge Legg Mason affiliate might appear to the public to influence the manner in which ClearBridge decides to vote a proxy with respect to such issuer. For prudential reasons, ClearBridge treats such significant, publicized relationships as creating a potential conflict of interest for ClearBridge in voting proxies

    D. Based on information furnished by ClearBridge employees or maintained by ClearBridge Compliance pursuant to Section IV. (1) A. and C. and by ClearBridge Financial Control pursuant to Section IV. (1) B., ClearBridge Compliance shall maintain an up to date list of issuers with respect to which ClearBridge has a potential conflict of interest in voting proxies on behalf of client accounts. ClearBridge shall not vote proxies relating to issuers on such list on behalf of client accounts until it has been determined that the conflict of interest is not material or a method for resolving such conflict of interest has been agreed upon and implemented, as described in this Section IV below. Exceptions apply: (i) with respect to a proxy issue that will be voted in accordance with a stated ClearBridge position on such issue, and (ii) with respect to a proxy issue that will be voted in accordance with the recommendation of an independent third party based on application of the policies set forth herein. Such issues generally are not brought to the attention of the Proxy Voting Committee described in Section IV. (2) because ClearBridge's position is that any conflict of interest issues are resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party based on application of the policies set forth herein.

(2) Procedures for Assessing Materiality of Conflicts of Interest and for Addressing Material Conflicts of Interest

    A. ClearBridge shall maintain a Proxy Voting Committee to review and address conflicts of interest brought to its attention. The Proxy Voting Committee shall be comprised of such ClearBridge personnel as are designated from time to time. The current members of the Proxy Voting Committee are set forth on Appendix B hereto.

    B. All conflicts of interest identified pursuant to the procedures outlined in Section IV.(1) must be brought to the attention of the Proxy Voting Committee by ClearBridge Compliance for resolution. As noted above, a proxy issue that will be voted in accordance with a stated ClearBridge position on such issue or in accordance with the recommendation of an independent third party generally is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because ClearBridge's position is that any conflict of interest issues are resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party.

    C. The Proxy Voting Committee shall determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict is likely to influence, or

                                        117
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
        appear to influence, ClearBridge's decision-making in voting the proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. ClearBridge Compliance shall maintain a written record of all materiality determinations made by the Proxy Voting Committee.

    D. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, ClearBridge may vote proxies notwithstanding the existence of the conflict.

    E. If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee shall determine an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination shall be based on the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc. Such methods may include:
          i. disclosing the conflict to clients and obtaining their consent before voting;
          ii. suggesting to clients that they engage another party to vote the proxy on their behalf;
          iii. in the case of a conflict of interest resulting from a particular employee's personal relationships, removing such employee from the decision-making process with respect to such proxy vote; or
          iv. such other method as is deemed appropriate given the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc.*

ClearBridge Compliance shall maintain a written record of the method used to resolve a material conflict of interest.


* Especially in the case of an apparent, as opposed to actual, conflict of interest, the Proxy Voting Committee may resolve such conflict of interest by satisfying itself that ClearBridge's proposed vote on a proxy issue is in the best interest of client accounts and is not being influenced by the conflict of interest.

(3) Third Party Proxy Voting Firm - Conflicts of Interests

With respect to a third party proxy voting firm described herein, ClearBridge will periodically review and assess such firm's policies, procedures and practices with respect to the disclosure and handling of conflicts of interest.

V. VOTING POLICY

These are policy guidelines that can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account holding the shares being voted. As a result of the independent investment advisory services provided by distinct business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue. A ClearBridge business unit or investment team (e.g. ClearBridge's Social Awareness Investment team) may adopt proxy voting policies that supplement these policies and procedures. In addition, in the case of Taft-Hartley clients, ClearBridge will comply with a client direction to vote proxies in accordance with Institutional Shareholder Services'
(ISS) PVS Proxy Voting Guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.

(1) Election of Directors
    A.  Voting on Director Nominees in Uncontested Elections.
          1.   We vote for director nominees.
    B. Chairman and CEO is the Same Person.
        1. We vote on a case-by-case basis on shareholder proposals that would require the positions of the Chairman and CEO to be held by different persons. We would generally vote FOR such a proposal unless there are compelling reasons to vote against the proposal, including:
          o    Designation of a lead director
          o    Majority of independent directors (supermajority)
          o    All independent key committees
          o    Size of the company (based on market capitalization)

                                        118
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

           o  Established governance guidelines
           o  Company performance

    C.  Majority of Independent Directors
        1. We vote for shareholder proposals that request that the board be comprised of a majority of independent directors. Generally that would require that the director have no connection to the company other than the board seat. In determining whether an independent director is truly independent (e.g. when voting on a slate of director candidates), we consider certain factors including, but not necessarily limited to, the following: whether the director or his/her company provided professional services to the company or its affiliates either currently or in the past year; whether the director has any transactional relationship with the company; whether the director is a significant customer or supplier of the company; whether the director is employed by a foundation or university that received significant grants or endowments from the company or its affiliates; and whether there are interlocking directorships.
        2. We vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

    D.  Stock Ownership Requirements
        1. We vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

    E.  Term of Office
        1. We vote against shareholder proposals to limit the tenure of independent directors.

    F. Director and Officer Indemnification and Liability Protection
        1. Subject to subparagraphs 2, 3, and 4 below, we vote for proposals concerning director and officer indemnification and liability protection.
        2. We vote for proposals to limit and against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care.
        3. We vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.
        4. We vote for only those proposals that provide such expanded coverage noted in subparagraph 3 above in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) if only the director's legal expenses would be covered.

    G.  Director Qualifications
        1. We vote case-by-case on proposals that establish or amend director qualifications. Considerations include how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.
        2. We vote against shareholder proposals requiring two candidates per board seat.

(2) Proxy Contests

    A.  Voting for Director Nominees in Contested Elections
        1. We vote on a case-by-case basis in contested elections of directors. Considerations include: chronology of events leading up to the proxy contest; qualifications of director nominees (incumbents and dissidents); for incumbents, whether the board is comprised of a majority of outside directors; whether key committees (ie: nominating, audit, compensation) comprise solely of independent outsiders; discussion with the respective portfolio manager(s).

    B.  Reimburse Proxy Solicitation Expenses

                                        119
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

        1. We vote on a case-by-case basis on proposals to provide full reimbursement for dissidents waging a proxy contest. Considerations include: identity of persons who will pay solicitation expenses; cost of solicitation; percentage that will be paid to proxy solicitation firms.

(3) Auditors

    A.  Ratifying Auditors
        1. We vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position or there is reason to believe the independent auditor has not followed the highest level of ethical conduct. Specifically, we will vote to ratify auditors if the auditors only provide the company audit services and such other audit-related and non-audit services the provision of which will not cause such auditors to lose their independence under applicable laws, rules and regulations.

    B.  Financial Statements and Director and Auditor Reports
        1. We generally vote for management proposals seeking approval of financial accounts and reports and the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors.

    C.  Remuneration of Auditors
        1. We vote for proposals to authorize the board or an audit committee of the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

    D.  Indemnification of Auditors
        1. We vote against proposals to indemnify auditors.

(4) Proxy Contest Defenses

    A.  Board Structure: Staggered vs. Annual Elections
        1.  We vote against proposals to classify the board.
        2. We vote for proposals to repeal classified boards and to elect all directors annually.

    B.  Shareholder Ability to Remove Directors
        1. We vote against proposals that provide that directors may be removed only for cause.
        2. We vote for proposals to restore shareholder ability to remove directors with or without cause.
        3. We vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.
        4. We vote for proposals that permit shareholders to elect directors to fill board vacancies.

    C.  Cumulative Voting
        1.   We vote against proposals to eliminate cumulative voting.
        2.   We vote for proposals to permit cumulative voting.

    D.  Shareholder Ability to Call Special Meetings
        1. We vote against proposals to restrict or prohibit shareholder ability to call special meetings.
        2. We vote for proposals that remove restrictions on the right of shareholders to act independently of management.

    E.  Shareholder Ability to Act by Written Consent
        1. We vote against proposals to restrict or prohibit shareholder ability to take action by written consent.
        2. We vote for proposals to allow or make easier shareholder action by written consent.

    F. Shareholder Ability to Alter the Size of the Board

                                        120
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

          1.   We vote for proposals that seek to fix the size of the board.
          2. We vote against proposals that give management the ability to alter the size of the board without shareholder approval.

    G.  Advance Notice Proposals
        1. We vote on advance notice proposals on a case-by-case basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.
    H.  Amendment of By-Laws
          1. We vote against proposals giving the board exclusive authority to amend the by-laws.
          2. We vote for proposals giving the board the ability to amend the by-laws in addition to shareholders.

    I. Article Amendments (not otherwise covered by ClearBridge Proxy Voting Policies and Procedures).


        We review on a case-by-case basis all proposals seeking amendments to the articles of association. We vote for article amendments if:
               o    shareholder rights are protected;
               o    there is negligible or positive impact on shareholder value;
               o    management provides adequate reasons for the amendments; and
               o    the company is required to do so by law (if applicable).

(5) Tender Offer Defenses

    A.  Poison Pills
          1. We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.
          2. We vote on a case-by-case basis on shareholder proposals to redeem a company's poison pill. Considerations include: when the plan was originally adopted; financial condition of the company; terms of the poison pill.
          3. We vote on a case-by-case basis on management proposals to ratify a poison pill. Considerations include: sunset provision - poison pill is submitted to shareholders for ratification or rejection every 2 to 3 years; shareholder redemption feature -10% of the shares may call a special meeting or seek a written consent to vote on rescinding the rights plan.

    B.  Fair Price Provisions
        1. We vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.
        2. We vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

    C.  Greenmail
        1. We vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.
        2. We vote on a case-by-case basis on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

    D.  Unequal Voting Rights
        1.   We vote against dual class exchange offers.
        2.   We vote against dual class re-capitalization.

    E. Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

                                        121
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

          1. We vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
          2. We vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

    F. Supermajority Shareholder Vote Requirement to Approve Mergers
        1. We vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.
        2. We vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

    G.  White Squire Placements
          1. We vote for shareholder proposals to require approval of blank check preferred stock issues.

(6) Miscellaneous Governance Provisions

    A.  Confidential Voting
        1. We vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: in the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.
        2. We vote for management proposals to adopt confidential voting subject to the proviso for contested elections set forth in sub-paragraph A.1 above.

    B.  Equal Access
        1. We vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

    C.  Bundled Proposals
        1. We vote on a case-by-case basis on bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests and therefore not in the best interests of the beneficial owners of accounts, we vote against the proposals. If the combined effect is positive, we support such proposals.

    D.  Shareholder Advisory Committees
        1. We vote on a case-by-case basis on proposals to establish a shareholder advisory committee. Considerations include: rationale and cost to the firm to form such a committee. We generally vote against such proposals if the board and key nominating committees are comprised solely of independent/outside directors.

     E. Other Business We vote for proposals that seek to bring forth other business matters.

     F. Adjourn Meeting We vote on a case-by-case basis on proposals that seek to adjourn a shareholder meeting in order to solicit additional votes.

     G.   Lack of Information

        We vote against proposals if a company fails to provide shareholders with adequate information upon which to base their voting decision.

(7) Capital Structure

                                        122
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

    A.  Common Stock Authorization

        1. We vote on a case-by-case basis on proposals to increase the number of shares of common stock authorized for issue, except as described in paragraph 2 below.
        2. Subject to paragraph 3, below we vote for the approval requesting increases in authorized shares if the company meets certain criteria:
          a) Company has already issued a certain percentage (i.e. greater than 50%) of the company's allotment.
          b) The proposed increase is reasonable (i.e. less than 150% of current inventory) based on an analysis of the company's historical stock management or future growth outlook of the company.
        3. We vote on a case-by-case basis, based on the input of affected portfolio managers, if holding is greater than 1% of an account.

    B.  Stock Distributions: Splits and Dividends

        1. We vote on a case-by-case basis on management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

    C.  Reverse Stock Splits

        1. We vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

    D.  Blank Check Preferred Stock

          1. We vote against proposals to create, authorize or increase the number of shares with regard to blank check preferred stock with unspecified voting, conversion, dividend distribution and other rights.
          2. We vote for proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).
          3. We vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
          4. We vote for proposals requiring a shareholder vote for blank check preferred stock issues.

    E.  Adjust Par Value of Common Stock

          1. We vote for management proposals to reduce the par value of common stock.

    F.  Preemptive Rights

          1. We vote on a case-by-case basis for shareholder proposals seeking to establish them and consider the following factors:
                    a)   Size of the Company.
                    b)   Characteristics of the size of the holding (holder
                         owning more than 1% of the outstanding shares).
                    c)   Percentage of the rights offering (rule of thumb less
                         than 5%).
          2. We vote on a case-by-case basis for shareholder proposals seeking the elimination of pre-emptive rights.

    G.  Debt Restructuring

        1. We vote on a case-by-case basis for proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Generally, we approve proposals that facilitate debt restructuring.

    H.  Share Repurchase Programs

                                        123
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

        1. We vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

    I.  Dual-Class Stock
          1. We vote for proposals to create a new class of nonvoting or subvoting common stock if:
               o It is intended for financing purposes with minimal or no dilution to current shareholders
               o It is not designed to preserve the voting power of an insider or significant shareholder

    J.  Issue Stock for Use with Rights Plan

        1. We vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

    K.  Debt Issuance Requests

        When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

        We vote for debt issuances for companies when the gearing level is between zero and 100 percent.

        We view on a case-by-case basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent. Any proposed debt issuance is compared to industry and market standards.

    L.  Financing Plans

        We generally vote for the adopting of financing plans if we believe they are in the best economic interests of shareholders.

(8) Executive and Director Compensation

In general, we vote for executive and director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having high payout sensitivity to increases in shareholder value. Certain factors, however, such as repricing underwater stock options without shareholder approval, would cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.

    A.  OBRA-Related Compensation Proposals

     1. Amendments that Place a Cap on Annual Grant or Amend Administrative Features

           (a) We vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of the Internal Revenue Code.

     2.   Amendments to Added Performance-Based Goals

           (a) We vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of the Internal Revenue Code.

     3.   Amendments to Increase Shares and Retain Tax Deductions Under OBRA

           (a) We vote for amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) the Internal Revenue Code.

     4.   Approval of Cash or Cash-and-Stock Bonus Plans

           (a) We vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of the Internal Revenue Code.

                                        124
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

    B.  Expensing of Options
        We vote for proposals to expense stock options on financial statements.

    C.  Index Stock Options
           We vote on a case by case basis with respect to proposals seeking to index stock options. Considerations include whether the issuer expenses stock options on its financial statements and whether the issuer's compensation committee is comprised solely of independent directors.

    D. Shareholder Proposals to Limit Executive and Director Pay

     1. We vote on a case-by-case basis on all shareholder proposals that seek additional disclosure of executive and director pay information. Considerations include: cost and form of disclosure. We vote for such proposals if additional disclosure is relevant to shareholder's needs and would not put the company at a competitive disadvantage relative to its industry.
     2. We vote on a case-by-case basis on all other shareholder proposals that seek to limit executive and director pay.

          We have a policy of voting to reasonably limit the level of options and other equity-based compensation arrangements available to management to reasonably limit shareholder dilution and management compensation. For options and equity-based compensation arrangements, we vote FOR proposals or amendments that would result in the available awards being less than 10% of fully diluted outstanding shares (i.e. if the combined total of shares, common share equivalents and options available to be awarded under all current and proposed compensation plans is less than 10% of fully diluted shares). In the event the available awards exceed the 10% threshold, we would also consider the % relative to the common practice of its specific industry (e.g. technology firms). Other considerations would include, without limitation, the following:

          o    Compensation committee comprised of independent outside directors
          o    Maximum award limits
          o    Repricing without shareholder approval prohibited

     E.   Golden Parachutes

          1. We vote for shareholder proposals to have golden parachutes submitted for shareholder ratification.
          2. We vote on a case-by-case basis on all proposals to ratify or cancel golden parachutes. Considerations include: the amount should not exceed 3 times average base salary plus guaranteed benefits; golden parachute should be less attractive than an ongoing employment opportunity with the firm.

    F. Employee Stock Ownership Plans (ESOPs)

          1. We vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

    G.  401(k) Employee Benefit Plans

          1. We vote for proposals to implement a 401(k) savings plan for employees.

    H.  Stock Compensation Plans

        1. We vote for stock compensation plans which provide a dollar-for-dollar cash for stock exchange.
        2. We vote on a case-by-case basis for stock compensation plans which do not provide a dollar-for-dollar cash for stock exchange using a quantitative model.

                                        125
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

    I.  Directors Retirement Plans

          1.   We vote against retirement plans for nonemployee directors.
          2. We vote for shareholder proposals to eliminate retirement plans for nonemployee directors.

    J.  Management Proposals to Reprice Options

          1. We vote on a case-by-case basis on management proposals seeking approval to reprice options. Considerations include the following:
               o    Historic trading patterns
               o    Rationale for the repricing
               o    Value-for-value exchange
               o    Option vesting
               o    Term of the option
               o    Exercise price
               o    Participation

    K.  Shareholder Proposals Recording Executive and Director Pay

          1. We vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.
          2. We vote against shareholder proposals requiring director fees be paid in stock only.
          3. We vote for shareholder proposals to put option repricing to a shareholder vote.
          4. We vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking unto account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

(9) State/Country of Incorporation

    A.  Voting on State Takeover Statutes

          1.   We vote for proposals to opt out of state freezeout provisions.
          2. We vote for proposals to opt out of state disgorgement provisions.
    B.  Voting on Re-incorporation Proposals

        1. We vote on a case-by-case basis on proposals to change a company's state or country of incorporation. Considerations include: reasons for re-incorporation (i.e. financial, restructuring, etc); advantages/benefits for change (i.e. lower taxes); compare the differences in state/country laws governing the corporation.
    C.  Control Share Acquisition Provisions

          1. We vote against proposals to amend the charter to include control share acquisition provisions.
          2. We vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
          3. We vote for proposals to restore voting rights to the control shares.
          4. We vote for proposals to opt out of control share cashout statutes.

(10) Mergers and Corporate Restructuring

    A.  Mergers and Acquisitions

        1. We vote on a case-by-case basis on mergers and acquisitions. Considerations include: benefits/advantages of the combined companies (i.e. economies of scale, operating synergies, increase in market power/share, etc...); offer price (premium or discount); change in the capital structure; impact on shareholder rights.

                                        126
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

    B.  Corporate Restructuring
        1. We vote on a case-by-case basis on corporate restructuring proposals involving minority squeeze outs and leveraged buyouts. Considerations include: offer price, other alternatives/offers considered and review of fairness opinions.

    C.  Spin-offs
        1. We vote on a case-by-case basis on spin-offs. Considerations include the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

    D.  Asset Sales
        1. We vote on a case-by-case basis on asset sales. Considerations include the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

    E.  Liquidations
        1. We vote on a case-by-case basis on liquidations after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

    F.  Appraisal Rights
          1. We vote for proposals to restore, or provide shareholders with, rights of appraisal.

    G.  Changing Corporate Name
          1. We vote for proposals to change the "corporate name", unless the proposed name change bears a negative connotation.

    H.  Conversion of Securities
          1. We vote on a case-by-case basis on proposals regarding conversion of securities. Considerations include the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

    I.  Stakeholder Provisions
          1. We vote against proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

(11) Social and Environmental Issues

    A. In general we vote on a case-by-case basis on shareholder social and environmental proposals, on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. In most cases, however, we vote for disclosure reports that seek additional information, particularly when it appears the company has not adequately addressed shareholders' social and environmental concerns. In determining our vote on shareholder social and environmental proposals, we also analyze the following factors:

          1. whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;
          2.   the percentage of sales, assets and earnings affected;
          3. the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;
          4. whether the issues presented should be dealt with through government or company-specific action;
          5. whether the company has already responded in some appropriate manner to the request embodied in a proposal;
          6. whether the company's analysis and voting recommendation to shareholders is persuasive;

                                        127
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

          7.   what other companies have done in response to the issue;
          8.   whether the proposal itself is well framed and reasonable;
          9. whether implementation of the proposal would achieve the objectives sought in the proposal; and
          10. whether the subject of the proposal is best left to the discretion of the board.

     B. Among the social and environmental issues to which we apply this analysis are the following:
           1. Energy and Environment
           2. Equal Employment Opportunity and Discrimination
           3. Product Integrity and Marketing
           4. Human Resources Issues

(12)    Miscellaneous

    A.  Charitable Contributions
          1. We vote against proposals to eliminate, direct or otherwise restrict charitable contributions.

    B.  Operational Items
          1. We vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.
          2. We vote against proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.
          3. We vote for by-law or charter changes that are of a housekeeping nature (updates or corrections).
          4. We vote for management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.
          5. We vote against shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.
          6. We vote against proposals to approve other business when it appears as voting item.

    C.  Routine Agenda Items

        In some markets, shareholders are routinely asked to approve:
           o   the opening of the shareholder meeting
           o that the meeting has been convened under local regulatory requirements
           o   the presence of a quorum
           o   the agenda for the shareholder meeting
           o   the election of the chair of the meeting
           o   regulatory filings
           o   the allowance of questions
           o   the publication of minutes
           o   the closing of the shareholder meeting

        We generally vote for these and similar routine management proposals.

    D.  Allocation of Income and Dividends
        We generally vote for management proposals concerning allocation of income and the distribution of dividends, unless the amount of the distribution is consistently and unusually small or large.

    E.  Stock (Scrip) Dividend Alternatives

        1. We vote for most stock (scrip) dividend proposals.

                                        128
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

        2. We vote against proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

(13) ClearBridge has determined that registered investment companies, particularly closed end investment companies, raise special policy issues making specific voting guidelines frequently inapplicable. To the extent that ClearBridge has proxy voting authority with respect to shares of registered investment companies, ClearBridgeshall vote such shares in the best interest of client accounts and subject to the general fiduciary principles set forth herein without regard to the specific voting guidelines set forth in Section V. (1) through (12).

The voting policy guidelines set forth in this Section V may be changed from time to time by ClearBridge in its sole discretion.

VI. OTHER CONSIDERATIONS

In certain situations, ClearBridge may determine not to vote proxies on behalf of a client because ClearBridge believes that the expected benefit to the client of voting shares is outweighed by countervailing considerations. Examples of situations in which ClearBridge may determine not to vote proxies on behalf of a client include:

(1) Share Blocking

Proxy voting in certain countries requires "share blocking." This means that shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (e.g. one week) with a designated depositary. During the blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to client accounts by the designated depositary. In deciding whether to vote shares subject to share blocking, ClearBridge will consider and weigh, based on the particular facts and circumstances, the expected benefit to clients of voting in relation to the detriment to clients of not being able to sell such shares during the applicable period.

(2)  Securities on Loan

Certain clients of ClearBridge, such as an institutional client or a mutual fund for which ClearBridge acts as a sub-adviser, may engage in securities lending with respect to the securities in their accounts. ClearBridge typically does not direct or oversee such securities lending activities. To the extent feasible and practical under the circumstances, ClearBridge will request that the client recall shares that are on loan so that such shares can be voted if ClearBridge believes that the expected benefit to the client of voting such shares outweighs the detriment to the client of recalling such shares (e.g. foregone income). The ability to timely recall shares for proxy voting purposes typically is not entirely within the control of ClearBridge and requires the cooperation of the client and its other service providers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

VII. DISCLOSURE OF PROXY VOTING

ClearBridge employees may not disclose to others outside of ClearBridge (including employees of other Legg Mason business units) how ClearBridge intends to vote a proxy absent prior approval from ClearBridge Legal/Compliance, except that a ClearBridge investment professional may disclose to a third party (other than an employee of another Legg Mason business unit) how it intends to vote without obtaining prior approval from ClearBridge Legal/Compliance if (1) the disclosure is intended to facilitate a discussion of publicly available information by ClearBridge personnel with a representative of a company whose securities are the subject of the proxy, (2) the company's market capitalization exceeds $1 billion and (3) ClearBridge has voting power with respect to less than 5% of the outstanding common stock of the company.

If a ClearBridge employee receives a request to disclose ClearBridge's proxy voting intentions to, or is otherwise contacted by, another person outside of ClearBridge (including an employee of another Legg Mason business unit) in connection with an upcoming proxy voting matter, he/she should immediately notify ClearBridge Legal/Compliance.

VIII. RECORD KEEPING AND OVERSIGHT

                                        129
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

ClearBridge shall maintain the following records relating to proxy voting:

          -    a copy of these policies and procedures;
          -    a copy of each proxy form (as voted);
          - a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;
          - documentation relating to the identification and resolution of conflicts of interest;
          - any documents created by ClearBridge that were material to a proxy voting decision or that memorialized the basis for that decision; and
          - a copy of each written client request for information on how ClearBridge voted proxies on behalf of the client, and a copy of any written response by ClearBridge to any (written or oral) client request for information on how ClearBridge voted proxies on behalf of the requesting client.

Such records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the ClearBridge adviser.

Each adviser to a United States Registered Investment Company shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.

In lieu of keeping copies of proxy statements, ClearBridge may rely on proxy statements filed on the EDGAR system as well as on third party records of proxy statements and votes cast if the third party provides an undertaking to provide the documents promptly upon request.

ClearBridge Compliance will review the proxy voting process, record retention and related matters on a periodic basis.

                                        130
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

                                   Appendix A



                                   Memorandum



To:                 AllClearBridge Employees

From:               Legal and Compliance

Date:               ______ ______, 2007

Re: Updated ClearBridge Proxy Voting Policies and Procedures Conflicts of Interest with respect to Proxy Voting


ClearBridge Advisors (ClearBridge) currently has in place proxy voting policies and procedures designed to ensure that ClearBridge votes proxies in the best interest of client accounts. Accompanying this memorandum is a copy of ClearBridge's Proxy Voting Policies and Procedures that have been updated, effective as of _________ 2007. The proxy voting policies and procedures are designed to comply with the SEC rule under the Investment Advisers Act that addresses an investment adviser's fiduciary obligation to its clients when voting proxies. AS DISCUSSED IN MORE DETAIL BELOW, CLEARBRIDGE EMPLOYEES ARE UNDER AN OBLIGATION (i) TO BE AWARE OF THE POTENTIAL FOR CONFLICTS OF INTEREST ON THE PART OF CLEARBRIDGE IN VOTING PROXIES ON BEHALF OF CLIENT ACCOUNTS BOTH AS A RESULT OF AN EMPLOYEE'S PERSONAL RELATIONSHIPS AND DUE TO SPECIAL CIRCUMSTANCES THAT MAY ARISE DURING THE CONDUCT OF CLEARBRIDGE'S BUSINESS, AND
(ii) TO BRING CONFLICTS OF INTEREST OF WHICH THEY BECOME AWARE TO THE ATTENTION OF CLEARBRIDGE COMPLIANCE.

    The updated proxy voting policies and procedures are substantially similar to the policies and procedures currently in effect in terms of ClearBridge's stated position on certain types of proxy issues and the factors and considerations taken into account by ClearBridge in voting on certain other types of proxy issues.

      While, as described in Section IV of the updated policies and procedures, ClearBridge will seek to identify significant ClearBridge client relationships and significant, publicized non-ClearBridge Legg Mason affiliate client relationships(1) which could present ClearBridge with a conflict of interest in voting proxies, all ClearBridge employees must play an important role in helping our organization identify potential conflicts of interest that could impact ClearBridge's proxy voting. ClearBridge employees need to (i) be aware of the potential for conflicts of interest on the part of ClearBridge in voting proxies on behalf of client accounts both as a result of an employee's personal relationships and due to special circumstances that may arise during the conduct of ClearBridge's business, and (ii) bring conflicts of interest of which they become aware to the attention of a ClearBridge compliance officer.

    A conflict of interest arises when the existence of a personal or business relationship on the part of ClearBridge or one of its employees or special circumstances that arise during the conduct of ClearBridge's business might influence, or appear to influence, the manner in which ClearBridge decides to vote a proxy. An example of a personal relationship that creates a potential conflict of interest would be a situation in which a ClearBridge employee (such as a portfolio manager or senior level executive) has a spouse or other close relative who serves as a director or senior executive of a company. An example of "special circumstances" would be explicit or implicit pressure exerted by a ClearBridge relationship to try to influence ClearBridge's vote on a proxy with respect to which the ClearBridge relationship is the issuer. Another example would be a situation in which there was contact between ClearBridge and non-ClearBridge personnel in which the non-ClearBridge Legg Mason personnel, on their own initiative or at the prompting of a client of a non-ClearBridge unit of Legg Mason, tried to exert pressure to influence ClearBridge's proxy vote(2). Of course, the foregoing examples are not exhaustive, and a variety of situations may arise that raise conflict of interest questions for ClearBridge. You are encouraged to raise and discuss

                                        131
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
with ClearBridge Compliance particular facts and circumstances that you believe may raise conflict of interest issues for ClearBridge.

    As described in Section IV of the updated policies and procedures, ClearBridge has established a Proxy Voting Committee to assess the materiality of conflicts of interest brought to its attention by ClearBridge Compliance as well as to agree upon appropriate methods to resolve material conflicts of interest before proxies affected by the conflicts of interest are voted(3). As described in the updated policies and procedures, there are a variety of methods and approaches that the Proxy Voting Committee may utilize to resolve material conflicts of interest. Please note that ClearBridge employees should report all conflicts of interest of which they become aware to ClearBridge Compliance. It is up to the Proxy Voting Committee to assess the materiality of conflicts of interest brought to its attention and to agree upon an appropriate resolution with respect to conflicts of interest determined to be material.

    The obligation of ClearBridge employees to be sensitive to the issue of conflicts of interest and to bring conflicts of interest to the attention of ClearBridge Compliance is a serious one. Failure to do so can lead to negative legal, regulatory, and reputational consequences for the firm as well as to negative regulatory and disciplinary consequences for the ClearBridge employee. Please consult with a ClearBridge Compliance officer if you have any questions concerning your obligations with respect to conflicts of interest under the updated proxy voting policies and procedures.

(1), (2) As a general matter, ClearBridge takes the position that relationships between a non-ClearBridge Legg Mason affiliate and an issuer (e.g. investment management relationship between an issuer and a non-ClearBridge Legg Mason affiliate) do not present a conflict of interest for ClearBridge in voting proxies with respect to such issuer. Such position is based on the fact that ClearBridgeis operated as an independent business unit from other Legg Mason business units as well as on the existence of information barriers between ClearBridge and certain other Legg Mason business units. ClearBridge is sensitive to the fact that a significant, publicized relationship between an issuer and a non-ClearBridge Legg Mason affiliate might appear to the public to influence the manner in which ClearBridge decides to vote a proxy with respect to such issuer. As noted, ClearBridge seeks to identify such significant, publicized relationships, and for prudential reasons brings such identified situations to the attention of the Proxy Voting Committee, as described herein. Special circumstances, such as those described in the noted examples, also could cause ClearBridge to consider whether non-ClearBridge relationships between a Legg Mason affiliate and an issuer present a conflict of interest for ClearBridge with respect to such issuer.
(3) Exceptions apply: (i) with respect to a proxy issue that will be voted in accordance with a stated ClearBridge position on such issue, and (ii) with respect to a proxy issue that will be voted in accordance with the recommendation of an independent third party. Such issues are not brought to the attention of the Proxy Voting Committee because ClearBridge's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party.

                                        132
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

                                   Appendix B



                         Proxy Voting Committee Members
                        --------------------------------


Investment Management Representatives
------------------------------------------
Michael Magee

Eric Thomson

Peter Vanderlee



Legal Representatives
------------------------------------------
Leonard Larrabee

Thomas Mandia

Michael Scanlon



Compliance Representatives
------------------------------------------
Barbara Manning

Brian Murphy



At least one representative from each of Investment Management, Legal and Compliance must participate in any deliberations and decisions of the Proxy Voting Committee.

                                        133
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

                        COLUMBIA MANAGEMENT ADVISORS, LLC
                          POLICY AND PROCEDURES MANUAL
                             805 PROXY VOTING POLICY
Policy Summary
Columbia Management Advisors, LLC ("CMA") has adopted and implemented the following policies and procedures, which it believes are reasonably designed to:
(1) ensure that proxies are voted in the best economic interest of clients and
(2) address material conflicts of interest that may arise. CMA will provide clients with a copy of its policies and procedures, as they may be updated from time to time, upon request. Information regarding CMA's proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within CMA. Advisory clients, including mutual funds' and other funds' boards, may obtain information on how their proxies were voted by CMA. However, CMA will not selectively disclose its investment company clients' proxy voting records to third parties; the investment company clients' proxy records will be disclosed to shareholders by publicly-available annual filings or each investment company's proxy voting record for 12-month periods ending June 30th.

This policy applies primarily to the investment and operations groups, as well as Compliance Risk Management and Legal. Business groups to which this policy applies and Compliance Risk Management must adopt written policies and procedures to implement it.

POLICY:
All proxies regarding client securities for which CMA has authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA's clients without regard to any resulting benefit or detriment to CMA or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following general exceptions (unless otherwise agreed) when CMA expects to routinely refrain from voting:

1. Proxies will usually not be voted in cases where the security has been loaned from the Client's account.
2. Proxies will usually not be voted in cases where CMA deems the costs to the Client and/or the administrative inconvenience of voting the security outweigh the benefit of doing so (e.g., international issuers which impose share blocking restrictions).

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to guard against and manage conflicts of interest (refer to Section III, Conflicts of Interest below).

PROCEDURES AND CONTROLS:
I. PROXY COMMITTEE
CMA has established a Proxy Committee whose standing members will include senior investment management personnel, who participate as voting authorities on the Committee. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf. Additionally, the Proxy Committee regularly involves other associates (e.g., Mutual Funds' Chief Compliance Officer, Legal representative, Compliance Risk Management representative) who participate as needed to enable effective execution of the Committee's responsibilities.

                                        134
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

The Proxy Committee's functions include, in part,

         (a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined Voting Guidelines (stated in Appendix A) or on proposals which require special, individual consideration in accordance with
         Section IV.C;
         (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;
         (c) review at least annually of existing Voting Guidelines and the need for development of additional Voting Guidelines to assist in the review of proxy proposals; and
         (d) development and modification of Voting Procedures, as stated in
         Section VI, as it deems appropriate or necessary.

The Proxy Committee has established a charter, which sets forth the Committee's purpose, membership and operation. The Committee's charter is consistent, in all material respects, with this policy and procedure.

II. CMA'S INVESTMENT ASSOCIATES
Under CMA's Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the Proxy Department will refer these matters first to the relevant CMA research analyst. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients' best interest as defined above. Information regarding CMA's proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest - Additional Procedures). A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Conflicts of Interest Disclosure and Certification Form - Appendix B to this policy). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form (see Appendix C to this policy) and communicating it to the Proxy Department.

Research analysts and portfolio managers should seek advice from Compliance Risk Management or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

III. CONFLICTS OF INTEREST
For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate(1), or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients' interests. For example, CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be "material" to the extent that a reasonable person could expect the conflict to influence CMA's decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve it in the clients' best interests.

----------------------------
(1) Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

                                        135
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

For those proxy proposals that: (1) are not addressed by CMA's proxy guidelines;
(2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA's clients (collectively, "Proxy Referrals"), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, Compliance Risk Management will collect and review any information deemed reasonably appropriate to evaluate if CMA or any person participating in the proxy voting decision-making process has, or has the appearance of, a material conflict of interest. CMA investment personnel involved in the particular Proxy Referral must report any personal conflict of interest circumstances to Columbia Management's Conflicts Officer in writing (see Appendix B - "Conflicts of Interest Disclosure and Certification Form"). Compliance Risk Management will consider information about CMA's significant business relationships, as well as other relevant information. The information considered by Compliance Risk Management may include information regarding: (1) CMA client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the CMA investment division regarding the proxy matter. Compliance Risk Management will consult with relevant experts, including legal counsel, as necessary.

If Compliance Risk Management determines that it reasonably believes (1) CMA has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, Compliance Risk Management will inform the Chair of the Proxy Committee. Where a material conflict of interest is determined to have arisen in the proxy voting process, CMA's policy is to invoke one or more of the following conflict management procedures:

1. Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA's proxy voting agent);
2. Causing the proxies to be delegated to a qualified, independent third party, which may include CMA's proxy voting agent.
3. In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies
---------------------------------------------------
CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management procedures discussed above.

Management of Conflicts of Interest - Additional Procedures
-----------------------------------------------------------
BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or non-trust fiduciary responsibilities, including investment decision-making and proxy voting.
2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.
3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.
4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

                                        136
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

o To disclose in writing to Columbia Management Conflicts of Interest Officer (within Compliance Risk Management) any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA will vote proxies. Additionally, each member must disclose any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC. In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and
o To refrain from taking into consideration, in the decision as to whether or how CMA will vote proxies:
     o The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

5. In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by Institutional Shareholder Services, Inc. ("ISS") or another independent third party. CMA has undertaken a review of ISS' conflicts of interest procedures, and will continue to monitor them on an ongoing basis. In the event that CMA determines that it would be appropriate to use another third party, it will undertake a similar conflicts of interest assessment review.

IV. PROXY VOTING GUIDELINES
A.  CMA's Proxy Voting Guidelines - General Practices.
The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. CMA uses an independent, third-party vendor (currently ISS), to implement its proxy voting process as CMA's proxy voting agent. In general, whenever a vote is solicited, ISS will execute the vote according to CMA's Voting Guidelines.

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.
A Portfolio Manager or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request that the Proxy Committee consider voting the proxy other than according to such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption using the Proxy Voting Recommendation Form (see Appendix C of this policy). The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Proposals
For the following categories of proposals, either the Proxy Committee will determine how proxies related to all such proposals will be voted, or the proxies will be voted in accordance with ISS' or a an individual client's guidelines.

1. New Proposals. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.
2. Accounts Adhering to Taft Hartley Principles. All proposals for these accounts will be voted according to the Taft Hartley Guidelines developed by ISS.
3. Accounts Adhering to Socially Responsible Principles. All proposals for these accounts will be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.
4. Proxies of International Issuers which Block Securities Sales between the Time a Shareholder submits a Proxy and the Vote. In general, CMA will refrain from voting such securities. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such proxies, all proposals for these

                                        137
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
    securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.
5. Proxies of Investment Company Shares. Proposals on issues other than those specified in Section V.A will be voted on the specific instruction of the Proxy Committee.
6. Accounts Managed by CMA's Quantitative Strategies Group. When an issue is held only within an account managed by CMA's Quantitative Strategies Group and not in any other account within CMA, all proposals shall be voted according to the guidelines developed by ISS or as specified by the client.
7. Executive/Director Compensation. Except as provided in Appendix A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.
8. Preemptive Rights. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V.  VOTING PROCEDURES
The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.

1. CMA will use an independent, third-party vendor (currently ISS), to implement its proxy voting process as CMA's proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.
2. ISS will provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.
3. On a daily basis CMA will send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolios will be sent weekly.
4. ISS will receive proxy material information from Proxy Edge or the custodian bank for the account. This will include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS will then reconcile information it receives from CMA with information that it has received from Proxy Edge and custodian banks. Any discrepancies will be promptly noted and resolved by ISS, with notice to CMA.
5. Whenever a vote is solicited, ISS will execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Appendix A.
     o If ISS is unsure how to vote a particular proxy, ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel will check this website regularly. The request will be accompanied by a recommended vote. The recommended vote will be based upon ISS' understanding of the Voting Guidelines previously delivered to ISS. CMA will promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA will return a final instruction to vote to ISS, which ISS will record with Proxy Edge or the custodian bank as our agent.
6. Each time that ISS will send CMA a request to vote, the request will be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS will vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote, or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under
    Section V.C. In such situations, ISS will vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS will inform CMA of all proposals having impact on its Taft

                                        138
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

    Hartley and or Socially Responsible clients. The Proxy Voting Committee will be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.
7. ISS will have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA will receive a report from ISS detailing CMA's voting for the previous period.
VI. SUPERVISION
Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.

VII. ESCALATION
With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee. Issues involving potential or actual conflicts of interest should be promptly communicated to Compliance Risk Management or Legal. Compliance Risk Management will notify the Funds' Chief Compliance Officer(s), if a material conflict of interest is deemed to have arisen with respect to the fund.

VIII. MONITORING
The Investment Operations group is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The Investment Operations group's monitoring will take into account the following elements: (1) periodic review of ISS votes to ensure that ISS is accurately voting consistent with CMA's Proxy Guidelines; and (2) review of fund website to ensure that annual reports are posted in a timely and accurate manner. Additionally, CMA will periodically review ISS' conflicts of interest policies.

IX. AVAILABILITY OF PROXY POLICY AND VOTING RECORD
A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period. It is CMA's policy not to disclose how it voted a client's proxy to third parties.

With respect to its investment company clients, CMA will not selectively disclose its investment company clients' proxy voting records; rather, CMA will disclose such information by publicly available annual filings. CMA will create and maintain records of each investment company's proxy record for 12-month periods ended June 30th. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:
o    The name of the issuer of the security;
o The exchange ticker symbol of the portfolio security (is symbol is available through reasonably practicable means);
o The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);
o    The shareholder meeting date;
o    A brief identification of the matter voted on;
o    Whether the matter was proposed by the issuer or by a security holder;
o    Whether the company cast its vote on the matter;
o How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and
o    Whether the company cast its vote for or against management.

OTHER RECORD KEEPING REQUIREMENTS

                                        139
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:
o    Proxy Committee Meeting Minutes and Other Materials
o Analysis and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations
o Conflicts of Interest Review Documentation, including Conflicts of Interest Forms
o    Client Communications Regarding Proxy Matters

Records should be retained for a period of not less than six years. Records must be retained in an appropriate office of CM for the first three years.

                     APPENDIX A - CMA's Proxy Voting Policy
                             CMA's VOTING GUIDELINES
A. The Proxy Committee has adopted the following guidelines for voting proxies:
1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:
o Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management. However, CMA generally will WITHHOLD votes from pertinent director nominees if:
          (i) the board as proposed to be constituted would have more than one-third of its members from management;
          (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);
          (iii)the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);
          (iv) a director serves on more than six public company boards;
          (v) the CEO serves on more than two public company boards other than the company's board.

    On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

o Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.

o Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.


CMA generally will vote FOR:
o Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote

                                        140
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

    AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:
     o    Established governance standards and guidelines.
     o Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.
     o Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.
     o A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.
     o Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.
     o The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.
o Proposals that grant or restore shareholder ability to remove directors with or without cause.
o Proposals to permit shareholders to elect directors to fill board vacancies.
o Proposals that encourage directors to own a minimum amount of company stock.
o    Proposals to provide or to restore shareholder appraisal rights.
o    Proposals to adopt cumulative voting.
o    Proposals for the company to adopt confidential voting.


CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

CMA generally will vote AGAINST:
o Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.
o Proposals that give management the ability to alter the size of the board without shareholder approval.
o    Proposals that provide directors may be removed only by supermajority vote.
o    Proposals to eliminate cumulative voting.
o Proposals which allow more than one vote per share in the election of directors.
o Proposals that provide that only continuing directors may elect replacements to fill board vacancies.
o Proposals that mandate a minimum amount of company stock that directors must own.
o    Proposals to limit the tenure of non-management directors.


CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

o Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

                                        141
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

o Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.
o CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.
o CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 5% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.


CMA generally will vote FOR:
o Proposals requiring that executive severance arrangements be submitted for shareholder ratification.
o    Proposals asking a company to expense stock options.
o    Proposals to put option repricings to a shareholder vote.
o Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.
o Proposals for the remuneration of auditors if no more than 33% of the compensation costs comes from non audit activity.


CMA generally will vote AGAINST:

o Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

o Proposals to authorize the replacement or repricing of out-of-the money options.

o Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis


CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

o Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

                                        142
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

     For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.
o Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.
o Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.
o Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

CMA will evaluate on a CASE-BY-CASE basis proposals regarding:

o Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:
          o Whether the company has attained benefits from being publicly traded.
          o    Cash-out value
          o    Balanced interests of continuing vs. cashed-out shareholders
          o    Market reaction to public announcement of transaction


4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures
CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills
o CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.
o    CMA generally votes FOR shareholder proposals to eliminate a poison pill.
o    CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail
o CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote
o CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

o CMA will vote FOR proposals to opt out of control share acquisition statutes.


6. Other Business Matters
CMA generally will vote FOR:
o Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.
o Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

                                        143
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

     o    Credible reason exists to question:
          o The auditor's independence, as determined by applicable regulatory requirements.
          o The accuracy or reliability of the auditor's opinion as to the company's financial position.
     o Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.
o Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).
o Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.


CMA generally will vote AGAINST:
o Proposals to eliminate the right of shareholders to act by written consent or call special meetings.
o Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.
o Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.


CMA will vote AGAINST:
o Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.


CMA will vote on a CASE-BY-CASE basis:

o Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.
o Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:
o FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and
o FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues
CMA generally will vote FOR:

o Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.
o Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.
o Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.
o Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.
o Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.
o Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

                                        144
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:
o The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA' categorization rules and the Dutch Corporate Governance Code.
o    No call/put option agreement exists between the company and the foundation.
o There is a qualifying offer clause or there are annual management and supervisory board elections.
o    The issuance authority is for a maximum of 18 months.
o    The board of the company-friendly foundation is independent.
o The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.
o There are no priority shares or other egregious protective or entrenchment tools.
o The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.
o    Art 2:359c Civil Code of the legislative proposal has been implemented.

Investment Company Matters

Election of Directors:
CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:
o    Board structure
o    Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:
o Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.
o Ignore a shareholder proposal that is approved by a majority of shares outstanding;
o Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;
o    Are interested directors and sit on the audit or nominating committee; or
o Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.


Proxy Contests:
CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:
o    Past performance relative to its peers
o    Market in which fund invests
o Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)
o    Past shareholder activism, board activity and votes on related proposals
o    Strategy of the incumbents versus the dissidents
o    Independence of incumbent directors; director nominees
o    Experience and skills of director nominees
o    Governance profile of the company
o    Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

                                        145
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:
o    Past performance as a closed-end fund
o    Market in which the fund invests
o    Measures taken by the board to address the discount
o    Past shareholder activism, board activity, and votes on related proposals.


Investment Advisory Agreements:
CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:
o    Proposed and current fee schedules
o    Fund category/investment objective
o    Performance benchmarks
o    Share price performance as compared with peers
o    Resulting fees relative to peers
o    Assignments (where the adviser undergoes a change of control)


Approving New Classes or Series of Shares:
CMA will vote FOR the establishment of new classes or series of shares. Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:
o    Stated specific financing purpose
o    Possible dilution for common shares
o    Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:
o    Potential competitiveness
o    Regulatory developments
o    Current and potential returns
o    Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:
CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a nonfundamental restriction, considering the following factors:
o    Fund's target investments
o    Reasons given by the fund for the change
o    Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:
CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective


Name Change Proposals:

                                        146
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:
o    Political/economic changes in the target market
o    Consolidation in the target market
o    Current asset composition

Change in Fund's Subclassification:
CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:
o    Potential competitiveness
o    Current and potential returns
o    Risk of concentration
o    Consolidation in target industry

Disposition of Assets/Termination/Liquidation:
CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:
o    Strategies employed to salvage the company
o    Past performance of the fund
o    Terms of the liquidation

Changes to the Charter Document:
CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:
o    The degree of change implied by the proposal
o    The efficiencies that could result
o    The state of incorporation; net effect on shareholder rights
o    Regulatory standards and implications

CMA will vote FOR:
o Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)
o Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:
o    Proposals enabling the Board to:
     o    Change, without shareholder approval the domicile of the fund
     o Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document


Changing the Domicile of a Fund:
CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:
o    Regulations of both states
o    Required fundamental policies of both states
o    The increased flexibility available


Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

                                        147
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940 Distribution Agreements:
CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:
o    Fees charged to comparably sized funds with similar objectives
o    The proposed distributor's reputation and past performance
o    The competitiveness of the fund in the industry
o    Terms of the agreement

Master-Feeder Structure:
o    CMA will vote FOR the establishment of a master-feeder structure.

Mergers:
CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:
o    Resulting fee structure
o    Performance of both funds
o    Continuity of management personnel
o    Changes in corporate governance and their impact on shareholder rights


Shareholder Proposals to Establish Director Ownership Requirement:
CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred: CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:
CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:
o    Performance of the fund's NAV
o    The fund's history of shareholder relations
o    The performance of other funds under the adviser's management

                                   Appendix B

             Conflicts of Interest Disclosure and Certification Form

Conflict Review Questionnaire for Proxy Voting Working Group Members and Other
                                  Individuals

Participating in the Proxy Voting Decision-Making Process.

Instructions: Please complete each of the questions. Please provide an explanation for any affirmative responses. Return the completed questionnaire to Columbia Management Conflicts of Interest Officer.

Issuer and Proxy Matter:________________________________________________________

1. Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any management personnel of the issuer?
    _________________________________________________________

                                        148
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

2. Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any person participating, supporting, opposing or otherwise connected with the particular proxy proposal (e.g., principals of the issuer; director nominees of issuer company; shareholder activists)?
    ____________________________________________________________________________

3. Have you discussed this particular proxy proposal with anyone outside of Columbia Management's investment group?
    ____________________________________________________________________________

4. Are you aware of any other potential personal conflicts of interest not described above? Please detail below.
Name: __________________________________________________________________________
Signed: ________________________________________________________________________
Date: __________________________________________________________________________


                                   APPENDIX C
           CMA Proxy Vote Recommendation/Proxy Committee Request Form Name of Investment Associate:

Company Name: __________________________________________________________________

Overview of Proxy Vote and Meeting Date:________________________________________

Proxy Agenda Item(s)

    Description of Item:________________________________________________________
    (The above information will be pre-populated by the Proxy Department.)

Recommendation (FOR, AGAINST, ABSTAIN) including brief rationale:_______________

Please attach any supporting information other than analysis or reports provided by the Proxy Department.

Signed__________________________________________________________________________
By signing, I am certifying that I either have no conflicts of interest-related information to report or have sent a completed "Conflicts of Interest Disclosure and Certification Form" to Compliance Risk Management (Conflicts Officer).

                                        149
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

                           DAVIS SELECTED ADVISERS, LP
                                (Davis Advisors')
                      Proxy Voting Policies and Procedures

Amended as of  June 2, 2006

I. INTRODUCTION


Davis Advisors votes on behalf of its clients in matters of corporate governance through the proxy voting process. Davis Advisors takes its ownership responsibilities very seriously and believes the right to vote proxies for its clients' holdings is a significant asset of the clients. Davis Advisors exercises its voting responsibilities as a fiduciary, solely with the goal of maximizing the value of its clients' investments.

Davis Advisors votes proxies with a focus on the investment implications of each issue. For each proxy vote, Davis Advisors takes into consideration its duty to clients and all other relevant facts available to Davis Advisors at the time of the vote. Therefore, while these guidelines provide a framework for voting, votes are ultimately cast on a case-by-case basis.

Davis Advisors has established a Proxy Oversight Group to oversee voting policies and deal with potential conflicts of interest. In evaluating issues, the Proxy Oversight Group may consider information from many sources, including the portfolio manager for each client account, management of a company presenting a proposal, shareholder groups, and independent proxy research services.


II. GUIDING PRINCIPLES


Proxy voting is a valuable right of company shareholders. Through the voting mechanism, shareholders are able to protect and promote their interests by communicating views directly to the company's board, as well as exercise their right to grant or withhold approval for actions proposed by the board of directors or company management. The interests of shareholders are best served by the following principles when considering proxy proposals:

Creating Value for Existing Shareholders. The most important factors that we consider in evaluating proxy issues are: (i) the Company's or management's long-term track record of creating value for shareholders. In general, we will consider the recommendations of a management with a good record of creating value for shareholders as more credible than the recommendations of managements with a poor record; (ii) whether, in our estimation, the current proposal being considered will significantly enhance or detract from long-term value for existing shareholders; and (iii) whether a poor record of long term performance resulted from poor management or from factors outside of managements control.

Other factors which we consider may include:

(a) Shareholder Oriented Management. One of the factors that Davis Advisors considers in selecting stocks for investment is the presence of shareholder-oriented management. In general, such managements will have a large ownership stake in the company. They will also have a record of taking actions and supporting policies designed to increase the value of the company's shares and thereby enhance shareholder wealth. Davis Advisors' research analysts are active in meeting with top management of portfolio companies and in discussing their views on policies or actions which could enhance shareholder value. Whether management shows evidence of responding to reasonable shareholder suggestions, and otherwise improving general corporate governance, is a factor which may be taken into consideration in proxy voting.

                                        150
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

(b) Allow responsible management teams to run the business. Because we try generally to invest with "owner oriented" managements (see above), we vote with the recommendation of management on most routine matters, unless circumstances such as long standing poor performance or a change from our initial assessment indicate otherwise. Examples include the election of directors and ratification of auditors. Davis Advisors supports policies, plans and structures that give management teams appropriate latitude to run the business in the way that is most likely to maximize value for owners. Conversely, Davis Advisors opposes proposals that limit management's ability to do this. Davis Advisors will generally vote with management on shareholder social and environmental proposals on the basis that their impact on share value is difficult to judge and is therefore best done by management.


(c) Preserve and expand the power of shareholders in areas of corporate governance - Equity shareholders are owners of the business, and company boards and management teams are ultimately accountable to them. Davis Advisors supports policies, plans and structures that promote accountability of the board and management to owners, and align the interests of the board and management with owners. Examples include: annual election of all board members and incentive plans that are contingent on delivering value to shareholders. Davis Advisors generally opposes proposals that reduce accountability or misalign interests, including but not limited to classified boards, poison pills, excessive option plans, and repricing of options.

(d) Support compensation policies that reward management teams appropriately for performance. We believe that well thought out incentives are critical to driving long-term shareholder value creation. Management incentives ought to be aligned with the goals of long-term owners. In our view, the basic problem of skyrocketing executive compensation is not high pay for high performance, but high pay for mediocrity or worse. In situations where we feel that the compensation practices at companies we own are not acceptable, we will exercise our discretion to vote against compensation committee members and specific compensation proposals.

Davis Advisors exercises its professional judgment in applying these principles to specific proxy votes. Exhibit A, "Detailed Proxy Voting Policies" provides additional explanation of the analysis which Davis Advisors may conduct when applying these guiding principles to specific proxy votes.

III. FIDUCIARY DUTIES OF CARE AND LOYALTY


Advisers are fiduciaries. As fiduciaries, advisers must act in the best interests of their clients. Thus, when voting portfolio securities, Davis Advisors must act in the best interest of the client and not in its own interest.

When Davis Advisors has been granted the authority to vote client proxies, Davis Advisors owes the client the duties of "care" and "loyalty":

(1) The duty of care requires Davis Advisors to monitor corporate actions and vote client proxies if it has undertaken to do so.

     (2) The duty of loyalty requires Davis Advisors to cast the proxy votes in a manner that is consistent with the best interests of the client and not subrogate the client's interest to Davis Advisors' own interests.

                                        151
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

IV. DETAILED PROXY VOTING POLICIES

Section II, "Guiding Principles" describe Davis Advisors' pre-determined proxy voting policies. Exhibit A, Detailed Proxy Voting Policies provides greater insight into specific factors which Davis Advisors may sometimes consider.

V. ENSURING PROXIES ARE VOTED


The Chief Compliance Officer is responsible for monitoring corporate actions and voting client proxies if Davis Advisors has been assigned the right to vote the proxies.

Scope. If a client has not authorized Davis Advisors to vote its proxies, then these Policies and Procedures shall not apply to that client's account. The scope of Davis Advisors' responsibilities with respect to voting proxies are ordinarily determined by Davis Advisors' contracts with its clients, the disclosures it has made to its clients, and the investment policies and objectives of its clients.


COST/BENEFIT ANALYSIS. DAVIS ADVISORS IS NOT REQUIRED TO VOTE EVERY PROXY. THERE MAY BE TIMES WHEN REFRAINING FROM VOTING A PROXY IS IN THE CLIENT'S BEST INTEREST, SUCH AS WHEN DAVIS ADVISORS DETERMINES THAT THE COST OF VOTING THE PROXY EXCEEDS THE EXPECTED BENEFIT TO THE CLIENT. DAVIS ADVISORS SHALL NOT, HOWEVER, IGNORE OR BE NEGLIGENT IN FULFILLING THE OBLIGATION IT HAS ASSUMED TO VOTE CLIENT PROXIES.


Davis Advisors is not expected to expend resources if it has no reasonable expectation that doing so will provide a net benefit to its clients. For example, if clients hold only a small position in a company, or if the company's shares are no longer held by Davis Advisors clients at the time of the meeting, a decision to not vote the proxies, engage management in discussions, or to sell the securities rather than fight the corporate action, may be appropriate, particularly if the issue involved would not significantly affect the value of clients' holdings.

Practical Limitations Relating To Proxy Voting While Davis Advisors uses it best efforts to vote proxies, it may not be practical or possible to vote every client proxy. For example, (i) when a client has loaned securities to a third party and Davis Advisors or the client is unable to recall the securities before record date; (ii) if Davis does not receive the proxy ballot/statement in time to vote the proxy; or (iii) if Davis is unable to meet the requirements necessary to vote foreign securities (e.g., shareblocking).

Errors by Proxy Administrators. Davis Advisors may use a proxy administrator or administrators to cast its proxy votes. Errors made by these entities may be beyond Davis' Advisors' control to prevent or correct.

                                Record of Voting

The Chief Compliance Officer shall maintain records of how client proxies were voted. The Chief Compliance Officer shall also maintain a record of all votes which are inconsistent with Guiding Principles.

                                        152
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

          VI. Identifying and Resolving Potential Conflicts of Interest


POTENTIAL CONFLICTS OF INTEREST


A potential conflict of interest arises when Davis Advisors has business interests that may not be consistent with the best interests of its client. In reviewing proxy issues to identify any potential material conflicts between Davis Advisors' interests and those of its clients, Davis Advisors will consider:


(1) Whether Davis Advisors has an economic incentive to vote in a manner that is not consistent with the best interests of its clients. For example, Davis Advisors may have an economic incentive to vote in a manner that would please corporate management in the hope that doing so might lead corporate management to direct more business to Davis Advisors. Such business could include managing company retirement plans or serving as sub-adviser for funds sponsored by the company; or

(2) Whether there are any business or personal relationships between a Davis Advisors employee and the officers or directors of a company whose securities are held in client accounts that may create an incentive to vote in a manner that is not consistent with the best interests of its clients.


                   Identifying Potential Conflicts of Interest

The Chief Compliance Officer is responsible for identifying potential material conflicts of interest and voting the proxies in conformance with direction received from the Proxy Oversight Group. The Chief Compliance Officer shall bring novel or ambiguous issues before the Proxy Oversight Group for guidance.


Assessing Materiality. Materiality will be defined as the potential to have a significant impact on the outcome of a proxy vote. A conflict will be deemed material If (i) Davis Advisors' clients control more than 2 1/2% of the voting company's eligible vote; and (ii) more than 2 1/2% of Davis Advisors' assets under management are controlled by the voting company. If either part of this two part test is not met, then the conflict will be presumed to be immaterial. Materiality will be judged by facts reasonably available to Davis Advisors at the time the materiality determination is made and Davis Advisors is not required to investigate remote relationships or affiliations.


                    Resolving Potential Conflicts of Interest

The Proxy Oversight Group is charged with resolving material potential conflicts of interest which it becomes aware of. It is charged with resolving conflicts in a manner that is consistent with the best interests of clients. There are many acceptable methods of resolving potential conflicts, and the Proxy Oversight Group shall exercise its judgment and discretion to determine an appropriate means of resolving a potential conflict in any given situation:


     (1) Votes consistent with the Guiding Principles listed in Section II. are presumed to be consistent with the best interests of clients;
     (2) Davis Advisors may disclose the conflict to the client and obtain the client's consent prior to voting the proxy;
     (3)  Davis Advisors may obtain guidance from an independent third party;
     (4)  The potential conflict may be immaterial; or
     (5) Other reasonable means of resolving potential conflicts of interest which effectively insulate the decision on how to vote client proxies from the conflict.


                                        153
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

VII. PROXY OVERSIGHT GROUP


Davis Advisors has established a Proxy Oversight Group, a committee of senior Davis Advisors officers, to oversee voting policies and decisions for clients. The Proxy Oversight Group:




     (1) Establishes, amends, and interprets proxy voting policies and procedures; and
     (2)  Resolves conflicts of interest identified by the Compliance
          Department.



                    Composition of the Proxy Oversight Group

The following are the members of the Proxy Oversight Group. Davis Advisors':


     (1) A Proxy Analyst as designated by the Chief Investment Officer from time to time;
     (2)  Davis Advisors' Chief Compliance Officer; and
     (3)  Davis Advisors' Chief Legal Officer.


Two or more members shall constitute a quorum. Meetings may be held by telephone. A vote by a majority of the Proxy Oversight Group shall be binding. Action may be taken without a meeting by memorandum signed by two or more members.


VIII. SHAREHOLDER ACTIVISM


Davis Advisors' fiduciary duties to its clients do not necessarily require Davis Advisors to become a "shareholder activist." As a practical matter, Davis Advisors will determine whether to engage in management discussion based upon its costs and expected benefits to clients.

Prior to casting a single vote, Davis Advisors may use its influence as a large shareholder to highlight certain management practices. Consistent with its fiduciary duties, Davis Advisors may discuss with company management its views on key issues that affect shareholder value. Opening lines of communication with company management to discuss these types of issues can often prove beneficial to Davis Advisors' clients.


IX. OBTAINING COPIES OF DAVIS ADVISORS' PROXY VOTING POLICIES AND PROCEDURES AND/OR HOW PROXIES WERE VOTED


Davis Advisors' clients may obtain a copy of Davis Advisors' Proxy Voting Policies and Procedures and/or a record of how their own proxies were voted by writing to:

         Davis Selected Advisers, L.P.

         Attn: Chief Compliance Officer

         2949 East Elvira Road, Suite 101

         Tucson, Arizona, 85706


Information regarding how mutual funds managed by Davis Advisors voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Funds' website (http://www.davisfunds.com, http://www.selectedfunds.com, and http://www.clipperfund.com) and also on the SEC's website at http://www.sec.gov.


                                        154
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

No party is entitled to obtain a copy of how proxies other than their own were voted without valid government authority.


X. SUMMARY OF PROXY VOTING POLICIES AND PROCEDURES

Davis Advisors shall maintain a summary of its Proxy Voting Policies and Procedures which also describes how a client may obtain a copy of Davis Advisors' Proxy Voting Policies and Procedures. This summary shall be included in Davis Advisors' Form ADV Part II, which is delivered to all new clients.

XI. RECORDS

Davis Advisors' Chief Compliance Officer shall retain for the legally required periods the following records:
     (a) Copies of Davis Advisors' Proxy Voting Policies and Procedures and each amendment thereof;
     (b)  Proxy statements received regarding client securities;
     (c)  Records of votes Davis Advisors cast on behalf of clients;
     (d) Records of written client requests for proxy voting information and Davis Advisors' response; and
     (e) Any documents prepared by Davis Advisors that were material to making a decision how to vote, or that memorialized the basis of the decision.

XII. AMENDMENTS

Davis Advisors' Proxy Oversight Group may amend these Proxy Voting Policies and Procedures from time to time. Clients shall be notified of material changes.



Exhibit A

                          Davis Selected Advisers, L.P.

                         Detailed Proxy Voting Policies

                            As Amended: June 2, 2006

The Guiding Principles control Davis Advisors' Proxy Voting. Davis Advisors attempts to votes proxies in conformance with the Guiding Principles articulated in Section II of the Proxy Voting Policies and Procedures.

Following is additional explanation of the analysis which Davis Advisors may conduct when applying these Guiding Principles to specific proxy votes. We will NOT vote as indicated below if, in our judgment, the result would be contrary to our Guiding Principles.

I. The Board of Directors
II. Executive Compensation
III. Tender Offer Defenses
IV. Proxy Contests
V. Proxy Contest Defenses
VI. Auditors

                                        155
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

VII. Miscellaneous Governance Provisions
VIII.    State of Incorporation
IX.      Mergers and Corporate Restructuring
X.       Social and Environmental Issues
XI.      Capital Structure

    I. The Board of Directors
-----------------------------

A. Voting on Director Nominees in Uncontested Elections

(1) We generally vote with management in the routine election of Directors. As Directors are elected to represent the economic interests of shareholders, our voting on Director Nominees may be shaped by our assessment of a director's record in representing the interests of shareholders. The most important responsibility of a director is the selection, evaluation and compensation of senior management, and we pay particular attention to directors' performance in this area. In assessing a director's performance in selecting and evaluating management, the primary consideration is the company's long-term track record of creating value for shareholders. In terms of their record on compensation, long-term results will also be a key consideration. Philosophically, we look for directors to construct long-term compensation plans that do not allow for senior executives to be excessively compensated if long-term returns to shareholders are poor. We prefer directors to specify the benchmarks or performance hurdles by which they are evaluating management's performance. Appropriate hurdles may include the company's performance relative to its peers and the S&P 500 as well as its cost of equity capital. We expect directors to construct plans such that incentive compensation will not be paid if performance is below these hurdles.
(2) In addition, we believe that stock option re-pricings and exchanges sever the alignment of employee and shareholder interests. Therefore, we will generally withhold votes for any director of any company that has allowed stock options to be re-priced or exchanged at lower prices in the previous year.
(3) Directors also bear responsibility for the presentation of a company's financial statements and for the choice of broad accounting policies. We believe directors should favor conservative policies. Such policies may include reasonable pension return assumptions and appropriate accounting for stock based compensation, among others.
(4) In voting on director nominees, we may also consider the following factors in order of importance:


(i)    long-term corporate performance:;
(ii)   nominee's business background and experience;
(iii)  nominee's investment in the company:
(iv)   nominee's ethical track record:
(v) whether a poor record of long term performance resulted from poor management or from factors outside of managements control:
(vi) corporate governance provisions and takeover activity (discussed in Sections III and IV):
(vii)  interlocking directorships: and
(viii) other relevant information


B.       Majority Voting.

                                        156
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

We will generally vote for proposals that require a majority vote standard whereby directors must submit their resignation for consideration by the board of directors when they receive less than a majority of the vote cast.

We will review on a case-by-case basis proposals that require directors to receive greater than a majority of the vote cast in order to remain on the board.

C. Cumulative Voting.

We may either support or vote against cumulative voting depending on the specific facts and circumstances.

B. Classification/Declassification of the Board

We generally vote against proposals to classify the board.

We generally vote for proposals to repeal classified boards and to elect all directors annually.

    II. Executive Compensation
--------------------------------


A. Stock Options, Bonus Plans.


In general, we consider executive compensation such as stock option plans and bonus plans to be ordinary business activity. We analyze stock option plans, paying particular attention to their dilutive effects. While we generally support management proposals, we oppose compensation plans which we consider to be excessive.

We believe in paying for performance. We recognize that compensation levels must be competitive and realistic and that under a fair system exceptional managers deserve to be paid exceptionally well. Our test to determine whether or not a proposal for long-term incentive compensation is appropriate is based on the following two questions.


1. Over the long-term, what is the minimum level of shareholder returns below which management's performance would be considered poor?
          o    Performance below that of the S&P 500.
          o    Performance below a pre-selected group of competitors.
          o    Performance below the company's cost of equity capital.
2. Does the company's proposed incentive compensation plan (including options and restricted stock) allow for the management to receive significant incentive compensation if long-term returns to shareholders fall below the answer specified above?


                                        157
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

In most cases, the answer to the first question is unspecified. In virtually all cases, the answer to the second question is "yes," as most companies use non-qualified stock options and restricted stock for the bulk of their long-term compensation. These options and shares will become enormously valuable even if the shares compound at an unacceptably low rate - or actually do not go up at all but are simply volatile - over the long term. A fair system of long-term incentive compensation should include a threshold rate of performance below which incentive compensation is not earned. To the extent that long-term incentive compensation proposals are put to a vote, we will examine the long-term track record of the management team, past compensation history, and use of appropriate performance hurdles.


We will generally vote against any proposal to allow stock options to be re-priced or exchanged at lower prices. We will generally vote against multi-year authorizations of shares to be used for compensation unless the company's past actions have been consistent with these policies. We will generally vote in favor of shareholder proposals advocating the addition of performance criteria to long-term compensation plans.


B. Positive Compensation Practices.

Examples of the positive compensation practices we look for in both selecting companies and deciding how to cast our proxy votes include:
     (1) A high proportion of compensation derived from variable, performance-based incentives;
     (2) Incentive formulas that cut both ways , allowing for outsized pay for outsized performance but ensuring undersized pay when performance is poor;
     (3)  Base salaries that are not excessive;
     (4) Company-wide stock-based compensation grants that are capped at reasonable levels to limit dilution;
     (5) Stock-based compensation that appropriately aligns management incentives with shareholders, with a strong preference for equity plans that have a cost-of-capital charge or escalating strike price feature as opposed to ordinary restricted stock or plain vanilla options;
     (6) Appropriate performance targets and metrics, spelled out in detail in advance of the performance period;
     (7) Full and clear disclosure of all forms of management compensation and stock ownership (including full listing of the dollar value of perquisites, value of CEO change of control and termination provisions, pensions, and detail on management's direct ownership of stock vs. option holdings, ideally presented in a format that is easy to compare and tally rather than tucked away in footnotes);
     (8) Compensation committee members with the experience and wherewithal to make the tough decisions that frequently need to be made in determining CEO compensation;
     (9) Policies that require executives to continue holding a meaningful portion of their equity compensation after vesting/exercise;
     (10) Appropriate cost allocation of charges for stock-based compensation;
     (11) Thoughtful evaluation of the present value tradeoff between options, restricted stock and other types of compensation; and
     (12) Compensation targets that do not seek to provide compensation above the median of the peer group for mediocre performance. We believe this has contributed to the unacceptably high rates of CEO pay inflation.


    III. Tender Offer Defenses
--------------------------------

                                        158
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

A. POISON PILLS


We will generally vote against management proposals to ratify a poison pill.

We will generally vote for shareholder proposals to redeem a poison pill.

B. Fair Price Provisions

We will generally vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

We will generally vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

C. Greenmail


We will generally vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.


We review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

D. Pale Greenmail

We review on a case-by-case basis restructuring plans that involve the payment of pale greenmail.

E. Unequal Voting Rights

We will generally vote against dual class exchange offers.

We will generally vote against dual class recapitalizations.

F. Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

                                        159
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

We will generally vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

We will generally vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

G. Supermajority Shareholder Vote Requirement to Approve Mergers

We will generally vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

We will generally vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

H. White Squire Placements

We will generally vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.


                               IV. PROXY CONTESTS


A. Voting for Director Nominees in Contested Elections

Votes in a contested election of directors are evaluated on a case-by-case basis, considering the following factors:


     o long-term financial performance of the target company relative to its industry
     o    management's track record
     o    background to the proxy contest
     o    qualifications of director nominees (both slates)
     o evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met
     o    stock ownership positions


B. Reimburse Proxy Solicitation Expenses


                                        160
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.


                            V. PROXY CONTEST DEFENSES


A. Board Structure: Staggered vs. Annual Elections

We will generally vote against proposals to classify the board.

We will generally vote for proposals to repeal classified boards and to elect all directors annually.

B. Shareholder Ability to Remove Directors

We will generally vote against proposals that provide that directors may be removed only for cause.

We will generally vote for proposals to restore shareholder ability to remove directors with or without cause.

We will generally vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

We will generally vote for proposals that permit shareholders to elect directors to fill board vacancies.

C. Cumulative Voting



See discussion under "The Board of Directors".


D. Shareholder Ability to Call Special Meetings

We will generally vote against proposals to restrict or prohibit shareholder ability to call special meetings.

We will generally vote for proposals that remove restrictions on the right of shareholders to act independently of management.

E. Shareholder Ability to Act by Written Consent

We will generally vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

                                        161
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

We will generally vote for proposals to allow or make easier shareholder action by written consent.

F. Shareholder Ability to Alter the Size of the Board

We will generally vote for proposals that seek to fix the size of the board.

We will generally vote against proposals that give management the ability to alter the size of the board without shareholder approval.


                                  VI. AUDITORS


A. Ratifying Auditors

We will generally vote for proposals to ratify auditors, unless any of the following apply:
o An auditor has a financial interest in or association with the company (other than to receive reasonable compensation for services rendered), and is therefore not independent,
o        Fees for non-audit services are excessive, or
o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

We vote case-by-case on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

We will generally vote for shareholder proposals asking for audit firm rotation or partner rotation within an audit firm, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company (Sarbanes-Oxley mandates that the partners on a company's audit engagement be subject to five-year term limits).

    VII. Miscellaneous Governance Provisions

A.  Confidential Voting

We will generally vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

                                        162
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

We will generally vote for management proposals to adopt confidential voting.

B.  Equal Access

We will generally vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

C. Bundled Proposals

We review on a case-by-case basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, we will generally vote against the proposals. If the combined effect is positive, we will generally vote for the proposals.


D. Shareholder Advisory Committees


We review on a case-by-case basis proposals to establish a shareholder advisory committee.

E. Stock Ownership Requirements

We will generally vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board (we prefer Directors to be long-term shareholders). We oppose the awarding of stock options to directors.

F. Term of Office and Independence of Committees

We will generally vote against shareholder proposals to limit the tenure of outside directors.

We will generally vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

G. Director and Officer Indemnification and Liability Protection

Proposals concerning director and officer indemnification and liability protection are evaluated on a case-by-case basis.

                                        163
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

We will generally vote against proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care.

We will generally vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.


We will generally vote for only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director's legal expenses would be covered.


H. Charitable Contributions

We will generally vote against shareholder proposals to eliminate, direct or otherwise restrict charitable contributions.


I. AGE LIMITS


We will generally vote against shareholder proposals to impose a mandatory retirement age for outside directors.


J. BOARD SIZE


We will generally vote for proposals seeking to fix the board size or designate a range for the board size.

We will generally vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.


K. Establish/Amend Nominee Qualifications


We vote case-by-case on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

We will generally vote against shareholder proposals requiring two candidates per board seat.

                                        164
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

L. FILLING VACANCIES/REMOVAL OF DIRECTORS


We will generally vote against proposals that provide that directors may be removed only for cause.

We will generally vote for proposals to restore shareholder ability to remove directors with or without cause.

We will generally vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

We will generally vote for proposals that permit shareholders to elect directors to fill board vacancies.

M. OBRA-Related Compensation Proposals

o    Amendments that Place a Cap on Annual Grant or Amend Administrative
     Features

We will generally vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

o    Amendments to Added Performance-Based Goals

We will generally vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

o    Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) are evaluated on a case-by-case basis.

o    Approval of Cash or Cash-and-Stock Bonus Plans

We will generally vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA where the compensation plans have been historically consistent with our principles described in Section II of this document.


N. Shareholder Proposals to Limit Executive and Director Pay


                                        165
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

We will generally vote for shareholder proposals that seek additional disclosure of executive and director pay information.

We review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.


O. Golden and Tin Parachutes


We will generally vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

We will generally review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.


P. Employee Stock Ownership Plans (ESOPs)


We will generally vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).


Q. 401(k) Employee Benefit Plans


We will generally vote for proposals to implement a 401(k) savings plan for employees.


R. Stock Plans in Lieu of Cash


We review plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock on a case-by-case basis.

We will generally vote for plans which provide a dollar-for-dollar cash for stock exchange.

We review plans which do not provide a dollar-for-dollar cash for stock exchange on a case-by-case basis.


S. Director Retirement Plans


We will generally vote against retirement plans for non-employee directors.

                                        166
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

We will generally vote for shareholder proposals to eliminate retirement plans for non-employee directors.


                          VIII. STATE OF INCORPORATION

A. Voting on State Takeover Statutes


We review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

B.  Voting on Reincorporation Proposals

Proposals to change a company's state of incorporation are examined on a case-by-case basis.

                    IX. Mergers and Corporate Restructurings

A. Mergers and Acquisitions

Votes on mergers and acquisitions are considered on a case-by-case basis, taking into account at least the following:


     o  anticipated financial and operating benefits
     o  offer price (cost vs. premium)
     o  prospects of the combined companies
     o  how the deal was negotiated
     o  changes in corporate governance and their impact on shareholder rights


B. Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a case-by-case basis.

C. Spin-offs

Votes on spin-offs are considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

                                        167
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

D. Asset Sales

Votes on asset sales are made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

E. Liquidations

Votes on liquidations are made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

F. Appraisal Rights

We will generally vote for proposals to restore, or provide shareholders with, rights of appraisal.

G. Changing Corporate Name

We will generally vote for changing the corporate name.

    X. Social and Environmental Issues

Davis Advisors will generally vote with management on shareholder social and environmental proposals on the basis that their impact on share value is difficult to judge and is therefore best done by management.

    XI. Capital Structure

A. Common Stock Authorization

We review on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue.

We use quantitative criteria that measure the number of shares available for issuance after analyzing the company's industry and performance. Our first step is to determine the number of shares available for issuance (shares not outstanding and not reserved for issuance) as a percentage of the total number of authorized shares after accounting for the requested increase. Shares reserved for legitimate business purposes, such as stock splits or mergers, are subtracted from the pool of shares available. We then compare this percentage to the allowable cap developed for the company's peer group to determine if the requested increase is reasonable. Each peer group is broken down into four quartiles and within each quartile an "allowable increase" for the company is set. The top quartile performers

                                        168
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
will have the largest allowable increase.

If the requested increase is greater than the "allowable increase" we will generally vote against the proposal.

B. Reverse Stock Splits

We will review management proposals to implement a reverse stock split on a case-by-case basis. We will generally support a reverse stock split if management provides a reasonable justification for the split.

C. Blank Check Preferred Authorization

We will generally vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

We review on a case-by-case basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.

We review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares. If the company does not have any preferred shares outstanding we will generally vote against the requested increase. If the company does have preferred shares outstanding we will use the criteria set forth herein.

D. Shareholder Proposals Regarding Blank Check Preferred Stock

We will generally vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

E. Adjust Par Value of Common Stock

We will generally vote for management proposals to reduce the par value of common stock.

F. Preemptive Rights

We review on a case-by-case basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

G. Debt Restructurings

                                        169
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

We review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. We consider the following issues:


     o Dilution - How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?
     o Change in Control - Will the transaction result in a change in control of the company?
     o Bankruptcy - Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?


Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

H. Share Repurchase Programs

We will generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

I. DUAL-CLASS STOCK

We will generally vote against proposals to create a new class of common stock with superior voting rights.

We will generally vote for proposals to create a new class of nonvoting or subvoting common stock if:

     o It is intended for financing purposes with minimal or no dilution to current shareholders.
     o It is not designed to preserve the voting power of an insider or significant shareholder.

J. Issue Stock for Use with Rights Plan

We will generally vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

K. Preferred Stock

We will generally vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

                                        170
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

We will generally vote for proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

We will generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

We will generally vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

We vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.


L. RECAPITALIZATION


We vote case-by-case on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

M. Reverse Stock Splits

We will generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

We will generally vote for management proposals to implement a reverse stock split to avoid delisting.

Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.


N. STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS


                                        171
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

We will generally vote for management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance.

O. Tracking Stock

Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as a spin-off.

                                        172
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------


                                        173
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

             THE DREYFUS CORPORATION -- MELLON FINANCIAL CORPORATION

SUMMARY OF THE PROXY VOTING POLICY, PROCEDURES AND GUIDELINES

Dreyfus, through its participation on the Mellon Financial Corporation's Proxy Policy Committee (the "MPPC"), applies Mellon's Proxy Voting Policy, related procedures, and voting guidelines when voting proxies on behalf of the funds.

Dreyfus recognizes that an investment adviser is a fiduciary that owes its clients, including funds it manages, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser's duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients' interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders.

Dreyfus seeks to avoid material conflicts of interest by participating in the MPPC, which applies detailed, pre-determined written proxy voting guidelines (the "Voting Guidelines") in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, the MPPC engages a third party as an independent fiduciary to vote all proxies of funds managed by Mellon or its affiliates (including the Dreyfus Family of Funds), and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

All proxies received by the funds are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in Mellon's or Dreyfus' policies on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines or referred to the MPPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines are referred to the MPPC for discussion and vote. Additionally, the MPPC reviews proposals where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, Dreyfus weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, the MPPC seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

When evaluating proposals, the MPPC recognizes that the management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the MPPC generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The MPPC believes that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, the MPPC generally opposes proposals designed to insulate an issuer's management unnecessarily from the wishes of a majority of shareholders. Accordingly, the MPPC generally votes in accordance with management on issues that the MPPC believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

On questions of social responsibility where economic performance does not appear to be an issue, the MPPC attempts to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The MPPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

In evaluating proposals regarding incentive plans and restricted stock plans, the MPPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the MPPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance

                                        174
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
information. The MPPC generally votes against proposals that permit or are silent on the repricing or replacement of stock options without shareholder approval or that are silent on repricing and the company has a history of repricing stock options.

                                        175
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

                           MELLON PROXY VOTING POLICY

                               (Approved 09/08/06)

     1. SCOPE OF POLICY - This Proxy Voting Policy has been adopted by the investment advisory subsidiaries of Mellon Financial Corporation ("Mellon"), the investment companies advised by such subsidiaries (the "Funds"), and the banking subsidiaries of Mellon (Mellon's investment advisory and banking subsidiaries are hereinafter referred to individually as a "Subsidiary" and collectively as the "Subsidiaries").

     2. FIDUCIARY DUTY - We recognize that an investment adviser is a fiduciary that owes its clients a duty of utmost good faith and full and fair disclosure of all material facts. We further recognize that the right to vote proxies is an asset, just as the economic investment represented by the shares is an asset. An investment adviser's duty of loyalty precludes the adviser from subrogating its clients' interests to its own. Accordingly, in voting proxies, we will seek to act solely in the best financial and economic interests of our clients, including the Funds and their shareholders, and for the exclusive benefit of pension and other employee benefit plan participants. With regard to voting proxies of foreign companies, a Subsidiary weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.

     3. LONG-TERM PERSPECTIVE - We recognize that management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services.

     4. LIMITED ROLE OF SHAREHOLDERS - We believe that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its managers and voting on matters which properly come to a shareholder vote. We will carefully review proposals that would limit shareholder control or could affect shareholder values.

     5. ANTI-TAKEOVER PROPOSALS - We generally will oppose proposals that seem designed to insulate management unnecessarily from the wishes of a majority of the shareholders and that would lead to a determination of a company's future by a minority of its shareholders. We will generally support proposals that seem to have as their primary purpose providing management with temporary or short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve identified long-term goals to the extent such proposals are discrete and not bundled with other proposals.

     6. "SOCIAL" ISSUES - On questions of social responsibility where economic performance does not appear to be an issue, we will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. We will pay particular attention to repeat issues where management has failed in the intervening period to take actions previously committed to.

     With respect to clients having investment policies that require proxies to be cast in a certain manner on particular social responsibility issues, proposals relating to such issues will be evaluated and voted separately by the client's portfolio manager in accordance with such policies, rather than pursuant to the procedures set forth in section 7.

                                        176
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

     7. PROXY VOTING PROCESS - Every voting proposal is reviewed, categorized and analyzed in accordance with our written guidelines in effect from time to time. Our guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the Mellon Proxy Policy Committee (the "Committee"), if the applicable guidelines so require. Proposals that cannot be categorized under the guidelines will be referred to the Committee for discussion and vote. Additionally, the Committee may review any proposal where it has identified a particular company, particular industry or particular issue for special scrutiny. The Committee will also consider specific interests and issues raised by a Subsidiary to the Committee, which interests and issues may require that a vote for an account managed by a Subsidiary be cast differently from the collective vote in order to act in the best interests of such account's beneficial owners.

     8. MATERIAL CONFLICTS OF INTEREST - We recognize our duty to vote proxies in the best interests of our clients. We seek to avoid material conflicts of interest through the establishment of our Committee structure, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, we engage a third party as an independent fiduciary to vote all proxies for Mellon securities and Fund securities.

     9. SECURITIES LENDING - We seek to balance the economic benefits of engaging in lending securities against the inability to vote on proxy proposals to determine whether to recall shares, unless a plan fiduciary retains the right to direct us to recall shares.

     10. RECORDKEEPING - We will keep, or cause our agents to keep, the records for each voting proposal required by law.

     11. DISCLOSURE - We will furnish a copy of this Proxy Voting Policy and any related procedures, or a description thereof, to investment advisory clients as required by law. In addition, we will furnish a copy of this Proxy Voting Policy, any related procedures, and our voting guidelines to investment advisory clients upon request. The Funds shall include this Proxy Voting Policy and any related procedures, or a description thereof, in their Statements of Additional Information, and shall disclose their proxy votes, as required by law. We recognize that the applicable trust or account document, the applicable client agreement, the Employee Retirement Income Security Act of 1974 (ERISA) and certain laws may require disclosure of other information relating to proxy voting in certain circumstances. This information will only be disclosed to those who have an interest in the account for which shares are voted, and after the shareholder meeting has concluded.

                                        177
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

                            FIRST TRUST ADVISORS L.P.
                               PROXY VOTING POLICY

1. It is the Subadviser's policy to seek to ensure that proxies for securities held by a Fund are voted consistently and solely in the best economic interests of the respective Fund.
2. The Subadviser shall be responsible for the oversight of a Fund's proxy voting process and shall assign a senior member of its staff to be responsible for this oversight.
3. The Subadviser has engaged the services of Institutional Shareholder Services, Inc. ("ISS") to make recommendations to the Subadviser on the voting of proxies related to securities held by a Fund. ISS provides voting recommendations based on established guidelines and practices. The Subadviser has adopted these ISS Proxy Voting Guidelines.
4. The Subadviser shall review the ISS recommendations and generally will vote the proxies in accordance with such recommendations. Notwithstanding the foregoing, the Subadviser may not vote in accordance with the ISS recommendations if the Subadviser believes that the specific ISS recommendation is not in the best interests of the respective Fund.
5. If the Subadviser manages the assets or pension fund of a company and any of the Subadviser's clients hold any securities in that company, the Subadviser will vote proxies relating to such company's securities in accordance with the ISS recommendations to avoid any conflict of interest. In addition, if the Subadviser has actual knowledge of any other type of material conflict of interest between itself and the respective Fund with respect to the voting of a proxy, the Subadviser shall vote the applicable proxy in accordance with the ISS recommendations to avoid such conflict of interest.
6. If a Fund requests the Subadviser to follow specific voting guidelines or additional guidelines, the Subadviser shall review the request and follow such guidelines, unless the Subadviser determines that it is unable to follow such guidelines. In such case, the Subadviser shall inform the Fund that it is not able to follow the Fund's request.
7. The Subadviser may have clients in addition to the Funds which have provided the Subadviser with discretionary authority to vote proxies on their behalf. In such cases, the Subadviser shall follow the same policies and procedures.

ISS 2007 US Proxy Voting Guidelines

                    ISS 2007 Proxy Voting Guidelines Summary

                       Effective for Meetings Feb 1, 2007

                            Updated December 15, 2006


1. Operational Items

Adjourn Meeting

Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Vote FOR proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote AGAINST proposals if the wording is too vague or if the proposal includes "other business."

Amend Quorum Requirements

Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

                                        178
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Amend Minor Bylaws

Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Auditor Indemnification and Limitation of Liability

Consider the issue of auditor indemnification and limitation of liability on a CASE-BY-CASE basis.

Factors to be assessed include, but are not limited to:
o The terms of the auditor agreement- the degree to which these agreements impact shareholders' rights;
o    Motivation and rationale for establishing the agreements;
o    Quality of disclosure; and
o    Historical practices in the audit area.

WTHHOLD against members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:
o An auditor has a financial interest in or association with the company, and is therefore not independent,
o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position, or
o    Fees for non-audit services ("Other" fees) are excessive.

Non-audit fees are excessive if:

Non-audit ("other") fees >audit fees + audit-related fees + tax compliance/preparation fees

Tax compliance and preparation include the preparation of original and amended tax returns, refund claims and tax payment planning. All other services in the tax category, such as tax advice, planning or consulting should be added to "Other" fees. If the breakout of tax fees cannot be determined, add all tax fees to "Other" fees.



Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

      o  The tenure of the audit firm;
      o  The length of rotation specified in the proposal;
      o  Any significant audit-related issues at the company;
      o  The number of Audit Committee meetings held each year;
      o  The number of financial experts serving on the committee; and
      o Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

                                        179
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Change Company Name

Vote FOR proposals to change the corporate name.


Change Date, Time, or Location of Annual Meeting

Vote FOR management proposals to change the date, time, and/or location of the annual meeting unless the proposed change is unreasonable.

Vote AGAINST shareholder proposals to change the date, time, and/or location of the annual meeting unless the current scheduling or location is unreasonable.


Transact Other Business

Vote AGAINST proposals to approve other business when it appears as voting item.

2. Board of Directors:


Voting on Director Nominees in Uncontested Elections

Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:

    o   Composition of the board and key board committees;
    o   Attendance at board and committee meetings;
    o   Corporate governance provisions and takeover activity;
    o   Disclosures under Section 404 of Sarbanes-Oxley Act;
    o   Long-term company performance relative to a market and peer index;
    o   Extent of the director's investment in the company;
    o   Existence of related party transactions;
    o   Whether the chairman is also serving as CEO;
    o   Whether a retired CEO sits on the board;
    o   Number of outside boards at which a director serves;
    o Majority vote standard for director elections without a provision to allow for plurality voting when there are more nominees than seats.

WITHHOLD from individual directors who:
    o Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);
    o   Sit on more than six public company boards;
    o Are CEOs of public companies who sit on the boards of more than two public companies besides their own-- withhold only at their outside boards.

WITHHOLD from the entire board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:
    o The company's proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, withhold from all incumbent directors;
    o The company's poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;

                                        180
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

     o The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption, or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue;
     o The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;
     o The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;
     o The board failed to act on takeover offers where the majority of the shareholders tendered their shares;
     o At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;
     o The company is a Russell 3000 company that underperformed its industry group (GICS group) under the criteria discussed in the section "Performance Test for Directors".

WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:
     o The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
     o The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
     o The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;
     o    The full board is less than majority independent.

WITHHOLD from the members of the Audit Committee if:
     o The non - audit fees paid to the auditor are excessive (see discussion under Auditor Ratification);
     o A material weakness identified in the Section 404 Sarbanes-Oxley Act disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms;
     o There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

WITHHOLD from the members of the Compensation Committee if:
     o There is a negative correlation between the chief executive's pay and company performance (see discussion under Equity Compensation Plans);
     o The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;
     o The company fails to submit one-time transfers of stock options to a shareholder vote;
     o The company fails to fulfill the terms of a burn rate commitment they made to shareholders;
     o    The company has backdated options (see "Options Backdating" policy);
     o The company has poor compensation practices (see "Poor Pay Practices" policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.


2007 Classification of Directors

                                        181
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Inside Director (I)
     o    Employee of the company or one of its affiliates(1);
     o Non-employee officer of the company if among the five most highly paid individuals (excluding interim CEO);
     o    Listed as a Section 16 officer(2);
     o    Current interim CEO;
     o Beneficial owner of more than 50 percent of the company's voting power (this may be aggregated if voting power is distributed among more than one member of a defined group).


Affiliated Outside Director (AO)
     o    Board attestation that an outside director is not independent;
     o    Former CEO of the company;
     o    Former CEO of an acquired company within the past five years;
     o Former interim CEO if the service was longer than 18 months. If the service was between twelve and eighteen months an assessment of the interim CEO's employment agreement will be made;3
     o Former executive(2)of the company, an affiliate or an acquired firm within the past five years;
     o Executive(2) of a former parent or predecessor firm at the time the company was sold or split off from the parent/predecessor within the past five years;
     o Executive, former executive, general or limited partner of a joint venture or partnership with the company;
     o Relative(4) of a current Section 16 officer of company or its affiliates;
     o Relative(4) of a current employee of company or its affiliates where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non- Section 16 officer in a key strategic role);
     o Relative(4) of former Section 16 officer, of company or its affiliate within the last five years;
     o Currently provides (or a relative4 provides) professional services(5) to the company, to an affiliate of the company or an individual officer of the company or one of its affiliates in excess of $10,000 per year;
     o Employed by (or a relative4 is employed by) a significant customer or supplier(6);
     o Has (or a relative4 has) any transactional relationship with the company or its affiliates excluding investments in the company through a private placement; (6)
     o Any material financial tie or other related party transactional relationship to the company;
     o Party to a voting agreement to vote in line with management on proposals being brought to shareholder vote;
     o Has (or a relative(4) has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation and Stock Option Committee; (7)
     o    Founder (8) of the company but not currently an employee;
     o Is (or a relative(4) is) a trustee, director or employee of a charitable or non-profit organization that receives grants or endowments(6) from the company or its affiliates1.


Independent Outside Director (IO)

No material 9 connection to the company other than a board seat.

                                        182
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Footnotes:

1 "Affiliate" includes a subsidiary, sibling company, or parent company. ISS uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation.

2 "Executives" (officers subject to Section 16 of the Securities and Exchange Act of 1934) include the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division or policy function).

3 ISS will look at the terms of the interim CEO's employment contract to determine if it contains severance pay, longterm health and pension benefits or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. ISS will also consider if a formal search process was underway for a full-time CEO at the time.

4 "Relative" follows the SEC's new definition of "immediate family members" which covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

5 Professional services can be characterized as advisory in nature and generally include the following: investment banking / financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

6 If the company makes or receives annual payments exceeding the greater of $200,000 or five percent of the recipient's gross revenues. (The recipient is the party receiving the financial proceeds from the transaction).

7 Interlocks include: (a) executive officers serving as directors on each other's compensation or similar committees (or, in the absence of such a committee, on the board) or (b) executive officers sitting on each other's boards and at least one serves on the other's compensation or similar committees (or, in the absence of such a committee, on the board).

8 The operating involvement of the Founder with the company will be considered. Little to no operating involvement may cause ISS to deem the Founder as an independent outsider.

9 For purposes of ISS' director independence classification, "material" will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one's objectivity in the boardroom in a manner that would have a meaningful impact on an individual's ability to satisfy requisite fiduciary standards on behalf of shareholders.


Age Limits

Vote AGAINST shareholder or management proposals to limit the tenure of outside directors through mandatory retirement ages.


Board Size

Vote FOR proposals seeking to fix the board size or designate a range for the board size. Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.


Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

                                        183
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Generally vote AGAINST proposals to eliminate cumulative voting.

Generally vote FOR proposals to restore or provide for cumulative voting unless the company meets all of the following criteria:
     o Majority vote standard in director elections, including a carve-out for plurality voting in contested situations;
     o Annually elected board; Two-thirds of the board composed of independent directors;
     o    Nominating committee composed solely of independent directors;
     o Confidential voting; however, there may be a provision for suspending confidential voting during proxy contests;
     o Ability of shareholders to call special meetings or act by written consent with 90 days' notice;
     o    Absence of superior voting rights for one or more classes of stock;
     o Board does not have the right to change the size of the board beyond a stated range that has been approved by shareholders;
     o The company has not under-performed its both industry peers and index on both a oneyear and three-year total shareholder returns basis*, unless there has been a change in the CEO position within the last three years; and
     o No director received a WITHHOLD vote level of 35% or more of the votes cast in the previous election.

* Starting in 2007, the industry peer group used for this evaluation will change from the 4-digit GICS group to the average of the 12 companies in the same 6-digit GICS group that are closest in revenue to the company. To fail, the company must under-perform its index and industry group on all 4 measures (1 and 3 year on industry peers and index).

Director and Officer Indemnification and Liability Protection

Vote CASE-BY-CASE on proposals on director and officer indemnification and liability protection using Delaware law as the standard.

Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.

Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to liability for acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

Vote AGAINST proposals that would expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for at the discretion of the company's board (i.e. "permissive indemnification") but that previously the company was not required to indemnify.

Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:

     o If the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company; and
     o    If only the director's legal expenses would be covered.


Establish/Amend Nominee Qualifications

Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

Vote AGAINST shareholder proposals requiring two candidates per board seat.

                                        184
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Filling Vacancies/Removal of Directors

Vote AGAINST proposals that provide that directors may be removed only for cause.

Vote FOR proposals to restore shareholders' ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.


Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring the position of chair be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

    o Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) At a minimum these should include:
          - Presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors,
          - Serves as liaison between the chairman and the independent directors,
          -    Approves information sent to the board,
          -    Approves meeting agendas for the board,
          - Approves meetings schedules to assure that there is sufficient time for discussion of all agenda items,
          -    Has the authority to call meetings of the independent directors,
          - If requested by major shareholders, ensures that he is available for consultation and direct communication;
    o   Two-thirds independent board;
    o   All-independent key committees;
    o   Established governance guidelines;
    o The company should not have underperformed both its industry peers and index on both a one-year and three-year total shareholder returns basis*, unless there has been a change in the Chairman/CEO position within that time;
    o The company does not have any problematic governance issues.

* Starting in 2007, the industry peer group used for this evaluation will change from the 4-digit GICS group to the average of the 12 companies in the same 6-digit GICS group that are closest in revenue to the company. To fail, the company must under-perform its index and industry group on all 4 measures (1 and 3 year on industry peers and index).

Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS' definition of independent outsider. (See Classification of Directors.)

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

Majority Vote Shareholder Proposals

                                        185
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Generally vote FOR precatory and binding resolutions requesting that the board change the company's bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

Office of the Board

Generally vote FOR shareholders proposals requesting that the board establish an Office of the Board of Directors in order to facilitate direct communications between shareholders and nonmanagement directors, unless the company has all of the following:
     o Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;
     o Effectively disclosed information with respect to this structure to its shareholders;
     o Company has not ignored majority-supported shareholder proposals or a majority withhold vote on a director nominee; and
     o The company has an independent chairman or a lead/presiding director, according to ISS' definition. This individual must be made available for periodic consultation and direct communication with major shareholders.

Open Access

Generally vote FOR reasonably crafted shareholder proposals providing shareholders with the ability to nominate director candidates to be included on management's proxy card, provided the proposal substantially mirrors the SEC's proposed two-trigger formulation (see the proposed "Security Holder Director Nominations" rule (http://www.sec.gov/rules/proposed/34-48626.htm) or ISS' comment letter to the SEC dated 6/13/2003, available on ISS website under Governance Center- ISS Position Papers).

Performance Test for Directors

WITHHOLD from directors of Russell 3000 companies that underperformed relative to their industry peers. The criterion used to evaluate such underperformance is a combination of four performance measures:

One measurement will be a market-based performance metric and three measurements will be tied to the company's operational performance. The market performance metric in the methodology is five-year Total Shareholder Return (TSR) on a relative basis within each four-digit GICS group. The three operational performance metrics are sales growth, EBITDA growth, and pre-tax operating Return on Invested Capital (ROIC) on a relative basis within each four-digit GICS group. All four metrics will be time-weighted as follows: 40 percent on the trailing 12 month period and 60 percent on the 48 month period prior to the trailing 12 months. This methodology emphasizes the company's historical performance over a five-year period yet also accounts for near-term changes in a company's performance.

The table below summarizes the new framework:

---------------------------- -------------------------- -------------------------- --------------------------
Metrics                      Basis of Evaluation        Weighting                  2nd Weighting
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
Operational Performance                                                            50%
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
5-year Average pre-tax       Management efficiency in   33.3%
operating ROIC               deploying assets
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
5-year Sales Growth          Top-Line                   33.3%
---------------------------- -------------------------- -------------------------- --------------------------

                                        186
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

---------------------------- -------------------------- -------------------------- --------------------------
5-year EBITDA Growth         Core-earnings              33.3%
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
Sub Total                                               100%
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
Stock Performance                                                                  50%


---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
5-year TSR                   Market
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
Total                                                                              100%
---------------------------- -------------------------- -------------------------- --------------------------

Adopt a two-phased approach. In 2007 (Year 1), the worst performers (bottom five percent) within each of the 24 GICS groups will automatically receive cautionary language, except for companies that have already received cautionary language or withhold votes in 2006 under the current policy. The latter may be subject to withhold votes in 2007. For 2008 (Year 2), WITHHOLD votes from director nominees if a company continues to be in the bottom five percent within its GICS group for that respective year and/or shows no improvement in its most recent trailing 12 months operating and market performance relative to its peers in its GICS group. This policy would be applied on a rolling basis going forward.


Stock Ownership Requirements

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While stock ownership on the part of directors is desired, the company should determine the appropriate ownership requirement.

Vote CASE-BY-CASE on shareholder proposals asking that the company adopt a holding or retention period for its executives (for holding stock after the vesting or exercise of equity awards), taking into account any stock ownership requirements or holding period/retention ratio already in place and the actual ownership level of executives.


Term Limits

Vote AGAINST shareholder or management proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

     o Long-term financial performance of the target company relative to its industry;
     o    Management's track record;
     o    Background to the proxy contest;
     o    Qualifications of director nominees (both slates);
     o Strategic plan of dissident slate and quality of critique against management;
     o Likelihood that the proposed goals and objectives can be achieved (both slates);
     o    Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

                                        187
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators, and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4. Antitakeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations

Vote CASE-BY-CASE on advance notice proposals, supporting those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

Amend Bylaws without Shareholder Consent

Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.


Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
    o   Shareholders have approved the adoption of the plan; or
    o The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the "fiduciary out" provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
     o    No lower than a 20% trigger, flip-in or flip-over;
     o    A term of no more than three years;
     o No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

     o Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

Shareholder Ability to Act by Written Consent

                                        188
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.


Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

Overall Approach

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
     o Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.
     o Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
     o Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.
     o Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.
     o Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.
     o Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Appraisal Rights

Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Asset Purchases

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

                                        189
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

    o   Purchase price;
    o   Fairness opinion;
    o   Financial and strategic benefits;
    o   How the deal was negotiated;
    o   Conflicts of interest;
    o   Other alternatives for the business;
    o   Non-completion risk.

Asset Sales

Vote CASE-BY-CASE on asset sales, considering the following factors:
    o   Impact on the balance sheet/working capital;
    o   Potential elimination of diseconomies;
    o   Anticipated financial and operating benefits;
    o   Anticipated use of funds;
    o   Value received for the asset;
    o   Fairness opinion;
    o   How the deal was negotiated;
    o   Conflicts of interest.


Bundled Proposals

Vote CASE-BY-CASE on bundled or "conditional" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote AGAINST the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities

Vote CASE-BY-CASE on proposals regarding conversion of securities. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.


Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

Vote CASE-BY-CASE on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, taking into consideration the following:
    o   Dilution to existing shareholders' position;
    o   Terms of the offer;
    o   Financial issues;
    o   Management's efforts to pursue other alternatives;
    o   Control issues;

                                        190
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

    o   Conflicts of interest.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.


Formation of Holding Company

Vote CASE-BY-CASE on proposals regarding the formation of a holding company, taking into consideration the following:
     o    The reasons for the change;
     o    Any financial or tax benefits;
     o    Regulatory benefits;
     o    Increases in capital structure;
     o    Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:
     o Increases in common or preferred stock in excess of the allowable maximum (see discussion under "Capital Structure");
     o    Adverse changes in shareholder rights.


Going Private Transactions (LBOs, Minority Squeezeouts, and Going Dark)

Vote CASE-BY-CASE on going private transactions, taking into account the following:
     o    Offer price/premium;
     o    Fairness opinion;
     o    How the deal was negotiated;
     o    Conflicts of interest;
     o    Other alternatives/offers considered; and
     o    Non-completion risk.

Vote CASE-BY-CASE on "going dark" transactions, determining whether the transaction enhances shareholder value by taking into consideration:
     o Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);
     o    Cash-out value;
     o Whether the interests of continuing and cashed-out shareholders are balanced; and
     o    The market reaction to public announcement of transaction.

Joint Ventures

Vote CASE-BY-CASE on proposals to form joint ventures, taking into account the following:
    o   Percentage of assets/business contributed;
    o   Percentage ownership;
    o   Financial and strategic benefits;
    o   Governance structure;

                                        191
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

    o   Conflicts of interest;
    o   Other alternatives;
    o   Noncompletion risk.

Liquidations

Vote CASE-BY-CASE on liquidations, taking into account the following:
    o   Management's efforts to pursue other alternatives;
    o   Appraisal value of assets; and
    o   The compensation plan for executives managing the liquidation.

Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition

Vote CASE-BY-CASE on mergers and acquisitions, determining whether the transaction enhances shareholder value by giving consideration to items listed under "Mergers and Corporate Restructurings: Overall Approach."

Private Placements/Warrants/Convertible Debentures

Vote CASE-BY-CASE on proposals regarding private placements, taking into consideration:
    o   Dilution to existing shareholders' position;
    o   Terms of the offer;
    o   Financial issues;
    o   Management's efforts to pursue other alternatives;
    o   Control issues;
    o   Conflicts of interest.

Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

Spinoffs

Vote CASE-BY-CASE on spin-offs, considering:
    o   Tax and regulatory advantages;
    o   Planned use of the sale proceeds;
    o   Valuation of spinoff;
    o   Fairness opinion;
    o   Benefits to the parent company;
    o   Conflicts of interest;
    o   Managerial incentives;
    o   Corporate governance changes;
    o   Changes in the capital structure.

                                        192
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Value Maximization Proposals

Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors:
     o    Prolonged poor performance with no turnaround in sight;
     o    Signs of entrenched board and management;
     o    Strategic plan in place for improving value;
     o    Likelihood of receiving reasonable value in a sale or dissolution; and
     o Whether company is actively exploring its strategic options, including retaining a financial advisor.

6. State of Incorporation

Control Share Acquisition Provisions

Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.

Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

Vote FOR proposals to restore voting rights to the control shares.

Control Share Cash-out Provisions

Control share cash-out statutes give dissident shareholders the right to "cash-out" of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.

Vote FOR proposals to opt out of control share cash-out statutes.

Disgorgement Provisions

Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company's stock to disgorge, or pay back, to the company any profits realized from the sale of that company's stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor's gaining control status are subject to these recapture-of-profits provisions.

Vote FOR proposals to opt out of state disgorgement provisions.

Fair Price Provisions

Vote CASE-BY-CASE on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price. Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freeze-out Provisions

                                        192
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Vote FOR proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.

Greenmail

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.

Vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Vote CASE-BY-CASE on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Reincorporation Proposals

Vote CASE-BY-CASE on proposals to change a company's state of incorporation, taking into consideration both financial and corporate governance concerns, including:
    o   The reasons for reincorporating;
    o   A comparison of the governance provisions;
    o   Comparative economic benefits; and
    o   A comparison of the jurisdictional laws.

Vote FOR re-incorporation when the economic factors outweigh any neutral or negative governance changes.

Stakeholder Provisions

Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

State Antitakeover Statutes

Vote CASE-BY-CASE on proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

7. Capital Structure

Adjustments to Par Value of Common Stock

Vote FOR management proposals to reduce the par value of common stock.

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company's performance and whether the company's ongoing use of shares has shown prudence. Factors should include, at a minimum, the following:
     o    Rationale;

                                        194
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

     o Good performance with respect to peers and index on a five-year total shareholder return basis;
     o    Absence of non-shareholder approved poison pill;
     o    Reasonable equity compensation burn rate;
     o    No non-shareholder approved pay plans; and
     o    Absence of egregious equity compensation practices.


Dual-Class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:
     o It is intended for financing purposes with minimal or no dilution to current shareholders;
     o It is not designed to preserve the voting power of an insider or significant shareholder.


Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).


Preemptive Rights

Vote CASE-BY-CASE on shareholder proposals that seek preemptive rights, taking into consideration: the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.


Preferred Stock

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.


Recapitalization

Vote CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following:
    o   More simplified capital structure;
    o   Enhanced liquidity;
    o   Fairness of conversion terms;
    o   Impact on voting power and dividends;
    o   Reasons for the reclassification;

                                        195
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

    o   Conflicts of interest; and
    o   Other alternatives considered.

Reverse Stock Splits

Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

Vote FOR management proposals to implement a reverse stock split to avoid delisting.

Vote CASE-BY-CASE on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue based on the allowable increased calculated using the Capital Structure model.

Share Repurchase Programs

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.


Stock Distributions: Splits and Dividends

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

Tracking Stock

Vote CASE-BY-CASE on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:
    o   Adverse governance changes;
    o   Excessive increases in authorized capital stock;
    o   Unfair method of distribution;
    o   Diminution of voting rights;
    o   Adverse conversion features;
    o   Negative impact on stock option plans; and
    o   Alternatives such as spin-off.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:
     o    The total cost of the company's equity plans is unreasonable;
     o The plan expressly permits the repricing of stock options without prior shareholder approval;
     o    There is a disconnect between CEO pay and the company's performance;
     o The company's three year burn rate exceeds the greater of 2% and the mean plus 1 standard deviation of its industry group; or
     o    The plan is a vehicle for poor pay practices.

Each of these factors is further described below:

                                        196
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Cost of Equity Plans

Generally, vote AGAINST equity plans if the cost is unreasonable. For non-employee director plans, vote FOR the plan if certain factors are met (see Director Compensation section).

The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders' equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised. All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full value awards), the assumption is made that all awards to be granted will be the most expensive types. See discussion of specific types of awards.

The Shareholder Value Transfer is reasonable if it falls below the company-specific allowable cap. The allowable cap is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers' historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size and cash compensation into the industry cap equations to arrive at the company's allowable cap.

Repricing Provisions

Vote AGAINST plans that expressly permit the repricing of underwater stock options without prior shareholder approval, even if the cost of the plan is reasonable. Also, WITHHOLD from members of the Compensation Committee who approved and/or implemented an option exchange program by repricing and buying out underwater options for stock, cash or other consideration or canceling underwater options and regranting options with a lower exercise price without prior shareholder approval, even if such repricings are allowed in their equity plan.

Vote AGAINST plans if the company has a history of repricing options without shareholder approval, and the applicable listing standards would not preclude them from doing so.

Pay-for Performance Disconnect

Generally vote AGAINST plans in which:
     o there is a disconnect between the CEO's pay and company performance (an increase in pay and a decrease in performance);
     o    the main source of the pay increase (over half) is equity-based, and
     o    the CEO is a participant of the equity proposal.

Performance decreases are based on negative one- and three-year total shareholder returns. CEO pay increases are based on the CEO's total direct compensation (salary, cash bonus, present value of stock options, face value of restricted stock, value of non-equity incentive payouts, change in pension value and nonqualified deferred compensation earnings, and all other compensation) increasing over the previous year.

WITHHOLD votes from the Compensation Committee members when the company has a pay for performance disconnect.

On a CASE-BY-CASE basis, vote for equity plans and FOR compensation committee members with a pay-for-performance disconnect if compensation committee members can present strong and compelling evidence of improved committee performance. This evidence must go beyond the usual compensation committee report disclosure. This additional evidence necessary includes all of the following:

o The compensation committee has reviewed all components of the CEO's compensation, including the following:
     -    Base salary, bonus, long-term incentives;

                                        197
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

     - Accumulative realized and unrealized stock option and restricted stock gains;
     - Dollar value of perquisites and other personal benefits to the CEO and the total cost to the company;
     - Earnings and accumulated payment obligations under the company's nonqualified deferred compensation program;
     - Actual projected payment obligations under the company's supplemental executive retirement plan (SERPs).
o A tally sheet with all the above components should be disclosed for the following termination scenarios:
     -    Payment if termination occurs within 12 months: $_____;
     -    Payment if "not for cause" termination occurs within 12 months:
          $_____;
     -    Payment if "change of control" termination occurs within 12 months:
          $_____.
o The compensation committee is committed to providing additional information on the named executives' annual cash bonus program and/or long-term incentive cash plan for the current fiscal year. The compensation committee will provide full disclosure of the qualitative and quantitative performance criteria and hurdle rates used to determine the payouts of the cash program. From this disclosure, shareholders will know the minimum level of performance required for any cash bonus to be delivered, as well as the maximum cash bonus payable for superior performance.

The repetition of the compensation committee report does not meet ISS' requirement of compelling and strong evidence of improved disclosure. The level of transparency and disclosure is at the highest level where shareholders can understand the mechanics of the annual cash bonus and/or long-term incentive cash plan based on the additional disclosure.

o The compensation committee is committed to granting a substantial portion of performance-based equity awards to the named executive officers. A substantial portion of performance-based awards would be at least 50 percent of the shares awarded to each of the named executive officers. Performance-based equity awards are earned or paid out based on the achievement of company performance targets. The company will disclose the details of the performance criteria (e.g., return on equity) and the hurdle rates (e.g., 15 percent) associated with the performance targets. From this disclosure, shareholders will know the minimum level of performance required for any equity grants to be made. The performance-based equity awards do not refer to non-qualified stock options1 or performance-accelerated grants.2 Instead, performance-based equity awards are performance-contingent grants where the individual will not receive the equity grant by not meeting the target performance and vice versa.

The level of transparency and disclosure is at the highest level where shareholders can understand the mechanics of the performance-based equity awards based on the additional disclosure.
o The compensation committee has the sole authority to hire and fire outside compensation consultants. The role of the outside compensation consultant is to assist the compensation committee to analyze executive pay packages or contracts and understand the company's financial measures.


Three-Year Burn Rate/Burn Rate Commitment

Generally vote AGAINST plans if the company's most recent three-year burn rate exceeds one standard deviation in excess of the industry mean (per the following Burn Rate Table) and is over two percent of common shares outstanding. The three-year burn rate policy does not apply to non-employee director plans unless outside directors receive a significant portion of shares each year.

However, vote FOR equity plans if the company fails this burn rate test but the company commits in a public filing to a three-year average burn rate equal to its GICS group burn rate mean plus one standard deviation (or 2%, whichever is greater), assuming all other conditions for voting FOR the plan have been met.

If a company fails to fulfill its burn rate commitment, vote to WITHHOLD from the compensation committee.

                                        198
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

1 Non-qualified stock options are not performance-based awards unless the grant or the vesting of the stock options is tied to the achievement of a pre-determined and disclosed performance measure. A rising stock market will generally increase share prices of all companies, despite of the company's underlying performance.

2 Performance-accelerated grants are awards that vest earlier based on the achievement of a specified measure. However, these grants will ultimately vest over time even without the attainment of the goal(s).


                              2007 Burn Rate Table

                                             Russell 3000                              Non-Russell 3000
---------- --------------------------------- ---------------------------------         --------------------------------
                                                        Standard      Mean +                      Standard      Mean +
GICS                 Description               Mean     Deviation     STDEV              Mean     Deviation     STDEV
---------- --------------------------------- ---------- ----------- ----------         --------- ------------ ---------
1010       Energy                            1.37%      0.92%       2.29%              1.76%     2.01%        3.77%
---------- --------------------------------- ---------- ----------- ----------         --------- ------------ ---------
1510       Materials                         1.23%      0.62%       1.85%              2.21%     2.15%        4.36%
---------- --------------------------------- ---------- ----------- ----------         --------- ------------ ---------
2010       Capital Goods                     1.60%      0.98%       2.57%              2.34%     1.98%        4.32%
---------- --------------------------------- ---------- ----------- ----------         --------- ------------ ---------
2020       Commercial Services & Supplies    2.39%      1.42%       3.81%              2.25%     1.93%        4.18%
---------- --------------------------------- ---------- ----------- ----------         --------- ------------ ---------
2030       Transportation                    1.30%      1.01%       2.31%              1.92%     1.95%        3.86%
---------- --------------------------------- ---------- ----------- ----------         --------- ------------ ---------
2510       Automobiles & Components          1.93%      0.98%       2.90%              2.37%     2.32%        4.69%
---------- --------------------------------- ---------- ----------- ----------         --------- ------------ ---------
2520       Consumer Durables & Apparel       1.97%      1.12%       3.09%              2.02%     1.68%        3.70%
---------- --------------------------------- ---------- ----------- ----------         --------- ------------ ---------
2530       Hotels Restaurants & Leisure      2.22%      1.19%       3.41%              2.29%     1.88%        4.17%
---------- --------------------------------- ---------- ----------- ----------         --------- ------------ ---------
2540       Media                             1.78%      0.92%       2.70%              3.26%     2.36%        5.62%
---------- --------------------------------- ---------- ----------- ----------         --------- ------------ ---------
2550       Retailing                         1.95%      1.10%       3.05%              2.92%     2.21%        5.14%
---------- --------------------------------- ---------- ----------- ----------         --------- ------------ ---------
3010,                                        1.66%      1.25%       2.91%              1.90%     2.00%        3.90%
3020,
3030       Food & Staples Retailing
---------- --------------------------------- ---------- ----------- ----------         --------- ------------ ---------
3510       Health Care Equipment & Services  2.87%      1.32%       4.19%              3.51%     2.31%        5.81%
---------- --------------------------------- ---------- ----------- ----------         --------- ------------ ---------
3520       Pharmaceuticals & Biotechnology   3.12%      1.38%       4.50%              3.96%     2.89%        6.85%
---------- --------------------------------- ---------- ----------- ----------         --------- ------------ ---------
4010       Banks                             1.31%      0.89%        2.20%             1.15%     1.10%        2.25%
---------- --------------------------------- ---------- ----------- ----------         --------- ------------ ---------
4020       Diversified Financials            2.13%      1.64%       3.76%              4.84%     5.03%        9.87%
---------- --------------------------------- ---------- ----------- ----------         --------- ------------ ---------
4030       Insurance                         1.34%      0.88%       2.22%              1.60%     1.96%        3.56%
---------- --------------------------------- ---------- ----------- ----------         --------- ------------ ---------
4040       Real Estate                       1.21%      1.02%       2.23%              1.21%     1.02%        2.23%
---------- --------------------------------- ---------- ----------- ----------         --------- ------------ ---------
4510       Software & Services               3.77%      2.05%       5.82%              5.33%     3.13%        8.46%
---------- --------------------------------- ---------- ----------- ----------         --------- ------------ ---------
4520       Technology Hardware & Equipment   3.05%      1.65%       4.70%              3.58%     2.34%        5.92%
---------- --------------------------------- ---------- ----------- ----------         --------- ------------ ---------
4530       Semiconductors & Semiconductor    3.76%      1.64%       5.40%              4.48%     2.46%        6.94%
           Equip.
---------- --------------------------------- ---------- ----------- ----------         --------- ------------ ---------
5010       Telecommunication Services        1.71%      0.99%       2.70%              2.98%     2.94%        5.92%
---------- --------------------------------- ---------- ----------- ----------         --------- ------------ ---------
5510       Utilities                         0.84%      0.51%       1.35%              0.84%     0.51%        1.35%
---------- --------------------------------- ---------- ----------- ----------         --------- ------------ ---------

                                        199
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------


For companies that grant both full value awards and stock options to their employees, ISS shall apply a premium on full value awards for the past three fiscal years. The guideline for applying the premium is as follows:

-------------------------------------- ----------------------- -------------------------------------------------------
                                       Annual Stock Price
Characteristics                        Volatility              Premium
-------------------------------------- ----------------------- -------------------------------------------------------
High annual volatility                 53% and higher          1 full-value award will count as 1.5 option shares
-------------------------------------- ----------------------- -------------------------------------------------------
Moderate annual volatility             25% - 52%               1 full-value award will count as 2.0 option shares
-------------------------------------- ----------------------- -------------------------------------------------------
Low annual volatility                  Less than 25%           1 full-value award will count as 4.0 option shares
-------------------------------------- ----------------------- -------------------------------------------------------

Poor Pay Practices

Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.

WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices. The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withholding votes:
    o Egregious employment contracts (e.g., those containing multi-year guarantees for bonuses and grants);
    o Excessive perks that dominate compensation (e.g., tax gross-ups for personal use of corporate aircraft);
    o Huge bonus payouts without justifiable performance linkage or proper disclosure;
    o Performance metrics that are changed (e.g., canceled or replaced during the performance period without adequate explanation of the action and the link to performance);
    o Egregious pension/SERP (supplemental executive retirement plan) payouts (e.g., the inclusion of additional years of service not worked or inclusion of performance-based equity awards in the pension calculation);
    o New CEO awarded an overly generous new hire package (e.g., including excessive "make whole" provisions or any of the poor pay practices listed in this policy);
    o Excessive severance provisions (e.g., including excessive change in control payments);
    o Change in control payouts without loss of job or substantial diminution of job duties;
    o    Internal pay disparity;
    o    Options backdating (covered in a separate policy); and
    o Other excessive compensation payouts or poor pay practices at the company.

Specific Treatment of Certain Award Types in Equity Plan

Evaluations:

Dividend Equivalent Rights
Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.

Liberal Share Recycling Provisions

Under net share counting provisions, shares tendered by an option holder to pay for the exercise of an option, shares withheld for taxes or shares repurchased by the company on the open market can be recycled back into the equity plan for awarding again. All awards with such provisions should be valued as full-value awards. Stock-settled stock

                                        201
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
appreciation rights (SSARs) will also be considered as full-value awards if a company counts only the net shares issued to employees towards their plan reserve.

Other Compensation Proposals and Policies

401(k) Employee Benefit Plans

Vote FOR proposals to implement a 401(k) savings plan for employees.

Director Compensation

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company's allowable cap. On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board's compensation are met and disclosed in the proxy statement:

o Director stock ownership guidelines with a minimum of three times the annual cash retainer.
o    Vesting schedule or mandatory holding/deferral period:
     - A minimum vesting of three years for stock options or restricted stock; or
     -    Deferred stock payable at the end of a three-year deferral period.
o    Mix between cash and equity:
     - A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or
     - If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.
o    No retirement/benefits and perquisites provided to non-employee directors;
     and
o Detailed disclosure provided on cash and equity compensation delivered to each nonemployee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

Director Retirement Plans

Vote AGAINST retirement plans for non-employee directors.

Vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.

Employee Stock Ownership Plans (ESOPs)

Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).

Employee Stock Purchase Plans-- Qualified Plans

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:
     o    Purchase price is at least 85 percent of fair market value;
     o    Offering period is 27 months or less; and
     o The number of shares allocated to the plan is ten percent or less of the outstanding shares.

                                        201
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Vote AGAINST qualified employee stock purchase plans where any of the following apply:
     o    Purchase price is less than 85 percent of fair market value; or
     o    Offering period is greater than 27 months; or
     o The number of shares allocated to the plan is more than ten percent of the outstanding shares.


Employee Stock Purchase Plans-- Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:
     o Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);
     o Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;
     o Company matching contribution up to 25 percent of employee's contribution, which is effectively a discount of 20 percent from market value;
     o No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee's contribution, evaluate the cost of the plan against its allowable cap.


Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

Vote CASE-BY-CASE on amendments to existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) as long as the plan does not exceed the allowable cap and the plan does not violate any of the supplemental policies.

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.


Options Backdating

In cases where a company has practiced options backdating, WITHHOLD on a CASE-BY-CASE basis from the members of the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. WITHHOLD from the compensation committee members who oversaw the questionable options grant practices or from current compensation committee members who fail to respond to the issue proactively, depending on several factors, including, but not limited to:
     o Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;
     o    Length of time of options backdating;
     o    Size of restatement due to options backdating;
     o Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recoupment of option gains on backdated grants;
     o Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.

                                        202
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options taking into consideration:
     o Historic trading patterns--the stock price should not be so volatile that the options are likely to be back "in-the-money" over the near term;
     o Rationale for the re-pricing--was the stock price decline beyond management's control?
     o    Is this a value-for-value exchange?
     o    Are surrendered stock options added back to the plan reserve?
     o Option vesting--does the new option vest immediately or is there a black-out period?
     o Term of the option--the term should remain the same as that of the replaced option;
     o    Exercise price--should be set at fair market or a premium to market;
     o    Participants--executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company's three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company's stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Stock Plans in Lieu of Cash

Vote CASE-by-CASE on plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock.

Vote FOR non-employee director only equity plans which provide a dollar-for-dollar cash for stock exchange.

Vote CASE-by-CASE on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, ISS will not make any adjustments to carve out the in-lieu-of cash compensation.

Transfer Programs of Stock Options

One-time Transfers: WITHHOLD votes from compensation committee members if they fail to submit one-time transfers for to shareholders for approval.

Vote CASE-BY-CASE on one-time transfers. Vote FOR if:
     o Executive officers and non-employee directors are excluded from participating;
     o Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;
     o There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

                                        203
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Additionally, management should provide a clear explanation of why options are being transferred and whether the events leading up to the decline in stock price were beyond management's control. A review of the company's historic stock price volatility should indicate if the options are likely to be back "in-the-money" over the near term.

Shareholder Proposals on Compensation


Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.


Compensation Consultants- Disclosure of Board or Company's Utilization

Generally vote FOR shareholder proposals seeking disclosure regarding the Company, Board, or Board committee's use of compensation consultants, such as company name, business relationship(s) and fees paid.


Disclosure/Setting Levels or Types of Compensation for Executives and Directors

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Vote AGAINST shareholder proposals requiring director fees be paid in stock only.

Vote CASE-BY-CASE on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.


Option Repricing

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Pay for Superior Performance

Generally vote FOR shareholder proposals based on a case-by-case analysis that requests the board establish a pay-for-superior performance standard in the company's executive compensation plan for senior executives. The proposals call for:
     o the annual incentive component of the plan should utilize financial performance criteria that can be benchmarked against peer group performance, and provide that no annual bonus be awarded based on financial performance criteria unless the company exceeds the median or mean performance of a disclosed group of peer companies on the selected financial criteria;
     o the long-term equity compensation component of the plan should utilize financial and/or stock price performance criteria that can be benchmarked against peer group performance, and any options, restricted shares, or other equity compensation used should be structured so that compensation is received only when company performance exceeds the median or mean performance of the peer group companies on the selected financial and stock price performance criteria; and
     o the plan disclosure should allow shareholders to monitor the correlation between pay and performance.


Consider the following factors in evaluating this proposal:
     o What aspects of the company's annual and long -term equity incentive programs are performance driven?

                                        204
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

     o If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?
     o Can shareholders assess the correlation between pay and performance based on the current disclosure?
     o What type of industry and stage of business cycle does the company belong to?


Pension Plan Income Accounting

Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.


Performance-Based Awards

Vote CASE-BY-CASE on shareholder proposal requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:
     o First, vote FOR shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a "substantial" portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a premium of at least 25 percent and higher to be considered performancebased awards.
     o Second, assess the rigor of the company's performance-based equity program. If the bar set for the performance-based program is too low based on the company's historical or peer group comparison, generally vote FOR the proposal. Furthermore, if target performance results in an above target payout, vote FOR the shareholder proposal due to program's poor design. If the company does not disclose the performance metric of the performance-based equity program, vote FOR the shareholder proposal regardless of the outcome of the first step to the test.

In general, vote FOR the shareholder proposal if the company does not meet both of the above two steps.


Severance Agreements for Executives/Golden Parachutes

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:
     o    The triggering mechanism should be beyond the control of management;
     o The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;
     o Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

Supplemental Executive Retirement Plans (SERPs)

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company's supplemental executive retirement plan
(SERP) by limiting covered compensation to a senior executive's annual

                                        205
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
salary and excluding of all incentive or bonus pay from the plan's definition of covered compensation used to establish such benefits.

9. Corporate Responsibility

Consumer Issues and Public Safety

Animal Rights

Generally vote AGAINST proposals to phase out the use of animals in product testing unless:
     o The company is conducting animal testing programs that are unnecessary or not required by regulation;
     o The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;
     o The company has been the subject of recent, significant controversy related to its testing programs.

Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:
     o The company has already published a set of animal welfare standards and monitors compliance;
     o The company's standards are comparable to or better than those of peer firms; and
     o There are no serious controversies surrounding the company's treatment of animals.

Drug Pricing

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:
     o    The existing level of disclosure on pricing policies;
     o    Deviation from established industry pricing norms;
     o The company's existing initiatives to provide its products to needy consumers;
     o Whether the proposal focuses on specific products or geographic regions.

Drug Reimportation

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug reimportation unless such information is already publicly disclosed.

Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation.


Genetically Modified Foods

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:
     o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution;
     o The quality of the company's disclosure on GE product labeling and related voluntary initiatives and how this disclosure compares with peer company disclosure;

                                        206
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

     o Company's current disclosure on the feasibility of GE product labeling, including information on the related costs;
     o Any voluntary labeling initiatives undertaken or considered by the company.

Vote CASE-BY-CASE on proposals asking for the preparation of a report on the financial, legal, and environmental impact of continued use of GE ingredients/seeds. Evaluate the following:
     o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution;
     o The quality of the company's disclosure on risks related to GE product use and how this disclosure compares with peer company disclosure;
     o The percentage of revenue derived from international operations, particularly in Europe, where GE products are more regulated and consumer backlash is more pronounced.

Vote AGAINST proposals seeking a report on the health and environmental effects of genetically modified organisms (GMOs). Health studies of this sort are better undertaken by regulators and the scientific community.

Vote AGAINST proposals to completely phase out GE ingredients from the company's products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company's products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to federal regulators) that outweigh the economic benefits derived from biotechnology.

Handguns

Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

HIV/AIDS

Vote CASE-BY-CASE on requests for reports outlining the impact of the health pandemic (HIV/AIDS, malaria and tuberculosis) on the company's Sub-Saharan operations and how the company is responding to it, taking into account:
     o The nature and size of the company's operations in Sub-Saharan Africa and the number of local employees;
     o The company's existing healthcare policies, including benefits and healthcare access for local workers;
     o    Company donations to healthcare providers operating in the region.

Vote AGAINST proposals asking companies to establish, implement, and report on a standard of response to the HIV/AIDS, TB, and malaria health pandemic in Africa and other developing countries, unless the company has significant operations in these markets and has failed to adopt policies and/or procedures to address these issues comparable to those of industry peers.

Predatory Lending

Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:
     o Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices;
     o Whether the company has adequately disclosed the financial risks of its subprime business;
     o Whether the company has been subject to violations of lending laws or serious lending controversies;
     o    Peer companies' policies to prevent abusive lending practices.

Tobacco

                                        207
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:
     o Whether the company complies with all local ordinances and regulations;
     o The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness;
     o    The risk of any health-related liabilities.

Advertising to youth:
     o Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations;
     o Whether the company has gone as far as peers in restricting advertising;
     o Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth;
     o Whether restrictions on marketing to youth extend to foreign countries.

Cease production of tobacco-related products or avoid selling products to tobacco companies:
     o    The percentage of the company's business affected;
     o The economic loss of eliminating the business versus any potential tobacco-related liabilities.

Spin-off tobacco-related businesses:
     o    The percentage of the company's business affected;
     o    The feasibility of a spin-off;
     o Potential future liabilities related to the company's tobacco business.

Stronger product warnings:

Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:

Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

Toxic Chemicals

Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals.

Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals, considering:
     o    Current regulations in the markets in which the company operates;
     o Recent significant controversy, litigation, or fines stemming from toxic chemicals or ingredients at the company; and
     o    The current level of disclosure on this topic.

Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe unless such actions are required by law in specific markets.

Environment and Energy

                                        208
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Arctic National Wildlife Refuge

Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:
     o New legislation is adopted allowing development and drilling in the ANWR region;
     o    The company intends to pursue operations in the ANWR; and
     o The company does not currently disclose an environmental risk report for their operations in the ANWR.

CERES Principles

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:
     o The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES;
     o The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills;
     o Environmentally conscious practices of peer companies, including endorsement of CERES;
     o    Costs of membership and implementation.

Climate Change

In general, vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company's operations unless:
     o The company already provides current, publicly-available information on the perceived impact that climate change may have on the company as well as associated policies and procedures to address such risks and/or opportunities;
     o The company's level of disclosure is comparable to or better than information provided by industry peers; and
     o There are no significant fines, penalties, or litigation associated with the company's environmental performance.

Concentrated Area Feeding Operations (CAFOs)

Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs unless:
    o The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or
    o   The company does not directly source from CAFOs.

Environmental-Economic Risk Report

Vote CASE-BY-CASE on proposals requesting an economic risk assessment of environmental performance considering:
     o    The feasibility of financially quantifying environmental risk factors;
     o The company's compliance with applicable legislation and/or regulations regarding environmental performance;
     o    The costs associated with implementing improved standards;
     o The potential costs associated with remediation resulting from poor environmental performance; and

                                        209
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

     o The current level of disclosure on environmental policies and initiatives.

Environmental Reports

Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

Global Warming

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company's line of business.

Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

Kyoto Protocol Compliance

Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:
     o    The company does not maintain operations in Kyoto signatory markets;
     o The company already evaluates and substantially discloses such information; or,
     o Greenhouse gas emissions do not significantly impact the company's core businesses.

Land Use

Generally vote AGAINST resolutions that request the disclosure of detailed information on a company's policies related to land use or development unless the company has been the subject of recent, significant fines or litigation stemming from its land use.


Nuclear Safety

Generally vote AGAINST resolutions requesting that companies report on risks associated with their nuclear reactor designs and/or the production and interim storage of irradiated fuel rods unless:
     o The company does not have publicly disclosed guidelines describing its policies and procedures for addressing risks associated with its operations;
     o The company is non-compliant with Nuclear Regulatory Commission (NRC) requirements; or
     o The company stands out amongst its peers or competitors as having significant problems with safety or environmental performance related to its nuclear operations.

Operations in Protected Areas

Generally vote FOR requests for reports outlining potential environmental damage from operations in protected regions, including wildlife refuges unless:
     o The company does not currently have operations or plans to develop operations in these protected regions; or,
     o The company provides disclosure on its operations and environmental policies in these regions comparable to industry peers.


Recycling

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:
    o   The nature of the company's business and the percentage affected;

                                        210
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

    o   The extent that peer companies are recycling;
    o   The timetable prescribed by the proposal;
    o   The costs and methods of implementation;
    o Whether the company has a poor environmental track record, such as violations of federal and state regulations.

Renewable Energy

In general, vote FOR requests for reports on the feasibility of developing renewable energy sources unless the report is duplicative of existing disclosure or irrelevant to the company's line of business.

Generally vote AGAINST proposals requesting that the company invest in renewable energy sources. Such decisions are best left to management's evaluation of the feasibility and financial impact that such programs may have on the company.

Sustainability Report

Generally vote FOR proposals requesting the company to report on policies and initiatives related to social, economic, and environmental sustainability, unless:
    o The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or
    o The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

General Corporate Issues

Charitable/Political Contributions

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
     o The company is in compliance with laws governing corporate political activities; and
     o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to publish in newspapers and public media the company's political contributions as such publications could present significant cost to the company without providing commensurate value to shareholders.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions considering:
     o Recent significant controversy or litigation related to the company's political contributions or governmental affairs; and
     o    The public availability of a policy on political contributions.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of

                                        211
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Disclosure of Lobbying Expenditures/Initiatives

Vote CASE-BY-CASE on proposals requesting information on a company's lobbying initiatives, considering any significant controversy or litigation surrounding a company's public policy activities, the current level of disclosure on lobbying strategy, and the impact that the policy issue may have on the company's business operations.

Link Executive Compensation to Social Performance

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:
     o    The relevance of the issue to be linked to pay;
     o The degree that social performance is already included in the company's pay structure and disclosed;
     o The degree that social performance is used by peer companies in setting pay;
     o Violations or complaints filed against the company relating to the particular social performance measure;
     o Artificial limits sought by the proposal, such as freezing or capping executive pay
     o    Independence of the compensation committee;
     o    Current company pay levels.

Outsourcing/Offshoring

Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering:

     o    Risks associated with certain international markets;
     o    The utility of such a report to shareholders;
     o The existence of a publicly available code of corporate conduct that applies to international operations.

Labor Standards and Human Rights

China Principles

Vote AGAINST proposals to implement the China Principles unless:
     o There are serious controversies surrounding the company's China operations; and
     o The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

Country-specific Human Rights Reports

Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:
     o    The nature and amount of company business in that country;
     o    The company's workplace code of conduct;
     o    Proprietary and confidential information involved;
     o    Company compliance with U.S. regulations on investing in the country;

                                        212
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

     o    Level of peer company involvement in the country.

International Codes of Conduct/Vendor Standards

Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:
     o The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent;
     o    Agreements with foreign suppliers to meet certain workplace standards;
     o    Whether company and vendor facilities are monitored and how;
     o    Company participation in fair labor organizations;
     o    Type of business;
     o    Proportion of business conducted overseas;
     o    Countries of operation with known human rights abuses;
     o Whether the company has been recently involved in significant labor and human rights controversies or violations;
     o    Peer company standards and practices;
     o    Union presence in company's international factories.

Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:
     o The company does not operate in countries with significant human rights violations;
     o    The company has no recent human rights controversies or violations; or
     o The company already publicly discloses information on its vendor standards compliance.

MacBride Principles

Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:
     o Company compliance with or violations of the Fair Employment Act of 1989;
     o Company antidiscrimination policies that already exceed the legal requirements;
     o    The cost and feasibility of adopting all nine principles;
     o The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles);
     o    The potential for charges of reverse discrimination;
     o The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted;
     o    The level of the company's investment in Northern Ireland;
     o    The number of company employees in Northern Ireland;
     o    The degree that industry peers have adopted the MacBride Principles;
     o Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

Military Business

                                        213
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Foreign Military Sales/Offsets

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.


Landmines and Cluster Bombs

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:
     o    Whether the company has in the past manufactured landmine components;
     o    Whether the company's peers have renounced future production.
     o Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:
     o    What weapons classifications the proponent views as cluster bombs;
     o Whether the company currently or in the past has manufactured cluster bombs or their components;
     o    The percentage of revenue derived from cluster bomb manufacture;
     o    Whether the company's peers have renounced future production.

Nuclear Weapons

Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

Operations in Nations Sponsoring Terrorism (e.g., Iran)

Vote CASE-BY-CASE on requests for a board committee review and report outlining the company's financial and reputational risks from its operations in a terrorism-sponsoring state, taking into account current disclosure on:
     o The nature and purpose of the operations and the amount of business involved (direct and indirect revenues and expenses) that could be affected by political disruption;
     o    Compliance with U.S. sanctions and laws.

Spaced-Based Weaponization

Generally vote FOR reports on a company's involvement in spaced-based weaponization unless:
     o    The information is already publicly available; or
     o    The disclosures sought could compromise proprietary information.

Workplace Diversity

Board Diversity

Generally vote FOR reports on the company's efforts to diversify the board, unless:
     o The board composition is reasonably inclusive in relation to companies of similar size and business; or
     o The board already reports on its nominating procedures and diversity initiatives.

Generally vote AGAINST proposals that would call for the adoption of specific committee charter language regarding diversity initiatives unless the company fails to publicly disclose existing equal opportunity or non-discrimination policies.

                                        214
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:
    o   The degree of board diversity;
    o   Comparison with peer companies;
    o   Established process for improving board diversity;
    o   Existence of independent nominating committee;
    o   Use of outside search firm;
    o   History of EEO violations.

Equal Employment Opportunity (EEO)

Generally vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:
    o   The company has well-documented equal opportunity programs;
    o The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity; and
    o   The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

Glass Ceiling

Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:
     o The composition of senior management and the board is fairly inclusive;
     o The company has well-documented programs addressing diversity initiatives and leadership development;
     o The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity; and
     o The company has had no recent, significant EEO-related violations or litigation.

Sexual Orientation

Vote FOR proposals seeking to amend a company's EEO statement in order to prohibit discrimination based on sexual orientation, unless the change would result in excessive costs for the company.

Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefits decisions should be left to the discretion of the company.

10. Mutual Fund Proxies

Election of Directors

Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund

Vote CASE-BY-CASE on conversion proposals, considering the following factors:
     o    Past performance as a closed-end fund;

                                        215
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

     o    Market in which the fund invests;
     o    Measures taken by the board to address the discount; and
     o Past shareholder activism, board activity, and votes on related proposals.

Proxy Contests

Vote CASE-BY-CASE on proxy contests, considering the following factors:
    o   Past performance relative to its peers;
    o   Market in which fund invests;
    o   Measures taken by the board to address the issues;
    o Past shareholder activism, board activity, and votes on related proposals;
    o   Strategy of the incumbents versus the dissidents;
    o   Independence of directors;
    o   Experience and skills of director candidates;
    o   Governance profile of the company;
    o   Evidence of management entrenchment.

Investment Advisory Agreements

Vote CASE-BY-CASE on investment advisory agreements, considering the following factors:
    o   Proposed and current fee schedules;
    o   Fund category/investment objective;
    o   Performance benchmarks;
    o   Share price performance as compared with peers;
    o   Resulting fees relative to peers;
    o   Assignments (where the advisor undergoes a change of control).

Approving New Classes or Series of Shares

Vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals

Vote CASE-BY-CASE on the authorization for or increase in preferred shares, considering the following factors:
    o   Stated specific financing purpose;
    o   Possible dilution for common shares;
    o   Whether the shares can be used for antitakeover purposes.

1940 Act Policies

Vote CASE-BY-CASE on policies under the Investment Advisor Act of 1940, considering the following factors:
    o   Potential competitiveness;
    o   Regulatory developments;
    o   Current and potential returns; and

                                        216
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

    o   Current and potential risk.

Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Vote CASE-BY-CASE on proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:
    o   The fund's target investments;
    o   The reasons given by the fund for the change; and
    o   The projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Nonfundamental

Vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.


Name Change Proposals

Vote CASE-BY-CASE on name change proposals, considering the following factors:
    o   Political/economic changes in the target market;
    o   Consolidation in the target market; and
    o   Current asset composition.

Change in Fund's Subclassification

Vote CASE-BY-CASE on changes in a fund's sub-classification, considering the following factors:
    o   Potential competitiveness;
    o   Current and potential returns;
    o   Risk of concentration;
    o   Consolidation in target industry.

Disposition of Assets/Termination/Liquidation

Vote CASE-BY-CASE on proposals to dispose of assets, to terminate or liquidate, considering the following factors:
    o   Strategies employed to salvage the company;
    o   The fund's past performance;
    o   The terms of the liquidation.

Changes to the Charter Document

Vote CASE-BY-CASE on changes to the charter document, considering the following factors:
    o   The degree of change implied by the proposal;
    o   The efficiencies that could result;
    o   The state of incorporation;
    o   Regulatory standards and implications.

                                        217
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Vote AGAINST any of the following changes:
     o Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;
     o Removal of shareholder approval requirement for amendments to the new declaration of trust;
     o Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;
     o Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares;
     o Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements;
     o Removal of shareholder approval requirement to change the domicile of the fund.


Changing the Domicile of a Fund

Vote CASE-BY-CASE on re-incorporations, considering the following factors:
    o   Regulations of both states;
    o   Required fundamental policies of both states;
    o   The increased flexibility available.


Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.

Distribution Agreements

Vote CASE-BY-CASE on distribution agreement proposals, considering the following factors:
    o   Fees charged to comparably sized funds with similar objectives;
    o   The proposed distributor's reputation and past performance;
    o   The competitiveness of the fund in the industry;
    o   The terms of the agreement.

Master-Feeder Structure

Vote FOR the establishment of a master-feeder structure.

Mergers

Vote CASE-BY-CASE on merger proposals, considering the following factors:
    o   Resulting fee structure;
    o   Performance of both funds;
    o   Continuity of management personnel;
    o   Changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals for Mutual Funds

Establish Director Ownership Requirement

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

                                        218
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Reimburse Shareholder for Expenses Incurred

Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the proxy solicitation expenses.


Terminate the Investment Advisor

Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:
    o   Performance of the fund's Net Asset Value (NAV);
    o   The fund's history of shareholder relations;
    o   The performance of other funds under the advisor's management.

                                        219
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

                          FOUNDERS ASSET MANAGEMENT LLC
PROXY VOTING
Founders, through its participation on Mellon Financial Corporation's Proxy Policy Committee (the "MPPC"), applies Mellon's Proxy Voting Policy, related procedures, and voting guidelines when voting proxies on behalf of the AZL Dreyfus Founders Equity Growth Fund.

Founders recognizes that an investment adviser is a fiduciary that owes its clients, including funds it manages, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser's duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients' interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders. Founders seeks to avoid material conflicts of interest by participating in the MPPC, which applies detailed, pre-determined written proxy voting guidelines (the "Voting Guidelines") in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, the MPPC engages a third party as an independent fiduciary to vote all proxies of funds managed by Mellon or its affiliates (including the Fund), and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

All proxies received by the Fund are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in Mellon or Founders' policies on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines or referred to the MPPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines are referred to the MPPC for discussion and vote. Additionally, the MPPC may review proposals where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, Founders weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.

When evaluating proposals, the MPPC recognizes that the management of a publicly held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the MPPC generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The MPPC believes that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, the MPPC generally opposes proposals designed to insulate an issuer's management unnecessarily from the wishes of a majority of shareholders. Accordingly, the MPPC generally votes in accordance with management on issues that the MPPC believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

On questions of social responsibility where economic performance does not appear to be an issue, the MPPC attempts to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The MPPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

In evaluating proposals regarding incentive plans and restricted stock plans, the MPPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the MPPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The MPPC generally votes against proposals that permit the repricing or replacement of stock options without shareholder approval or that are silent on repricing and the company has a history of repricing stock options.

                                        220
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

                         FRANKLIN ADVISORY SERVICES, LLC
                       PROXY VOTING POLICIES & PROCEDURES

RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES

Franklin Advisory Services, LLC (hereinafter "Investment Manager") has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, "Advisory Clients") that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager's views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.

HOW INVESTMENT MANAGER VOTES PROXIES

Fiduciary Considerations

All proxies received by the Proxy Group will be voted based upon Investment Manager's instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to Institutional Shareholder Services ("ISS"), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. In addition, Investment Manager subscribes to Glass Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although ISS' and/or Glass Lewis' analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from ISS, Glass Lewis, or any other third party to be determinative of Investment Manager's ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

Conflicts of Interest

All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:

1.            The issuer is a client of Investment Manager or its affiliates;
2. The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;
3. The issuer is an entity participating, or which may participate, in the distribution of investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);
4. An employee of Investment Manager or its affiliates, or an immediate family member of such employee, also serves as a director or officer of the issuer;
5. A director or trustee of Franklin Resources, Inc. or of a Franklin Templeton investment product, or an immediate family member of such director or trustee, also serves as an officer or director of the issuer; or
6. The issuer is Franklin Resources, Inc. or any of its proprietary investment products.

                                        221
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Material conflicts of interest are identified by the Proxy Group based upon analyses of client, broker and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings.

In situations where a material conflict of interest is identified, the Proxy Group will refer the matter, along with the recommended course of action by the Investment Manager, if any, to a Proxy Review Committee comprised of representatives from the Portfolio Management (which may include portfolio managers and/or research analysts employed by Investment Manager), Fund Administration, Legal and Compliance Departments within Franklin Templeton for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of ISS, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with a recommendation regarding the vote for approval.

Where the Proxy Review Committee refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees or a committee of the board in the case of a
U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Societe d'investissement a capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. The Proxy Review Committee may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.

The Proxy Review Committee will independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations; report the results of such votes to Investment Manager's clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.

The Proxy Review Committee will also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Investment Manager's long-term view of the issuer's securities for investment, or it may defer the decision to vote to the applicable Advisory Client.

Weight Given Management Recommendations

One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from ISS, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager's managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, ISS and/or Glass Lewis analyses, recommendations and any other available information. Except in situations identified as presenting material conflicts of interest, Investment Manager's research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, ISS and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In the case of a material conflict of interest, the final voting decision will be made by the Proxy Review Committee, as

                                        221
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
described above. The Proxy Group must obtain voting instructions from Investment Manager's research analyst, relevant portfolio manager(s), legal counsel and/or the Proxy Review Committee prior to submitting the vote.

GENERAL PROXY VOTING GUIDELINES

Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.

INVESTMENT MANAGER'S PROXY VOTING POLICIES AND PRINCIPLES

Investment Manager's proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager's organization, including portfolio management, legal counsel, and Investment Manager's officers. The Board of Directors of Franklin Templeton's U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.

The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:

Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. Investment Manager will review the issue of separating Chairman and CEO positions on a case-by-case basis taking into consideration other factors including the company's corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

Ratification of Auditors: In light of several high profile accounting scandals, Investment Manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

Management & Director Compensation: A company's equity-based compensation plan should be in alignment with the shareholders' long-term interests. Investment Manager believes that executive compensation should be directly linked to the performance of the company. Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 5% or less.

                                        223
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose "golden parachutes" that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors' compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients' interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans ("poison pills") to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights' plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of "greenmail." Investment Manager usually supports "fair price" provisions and confidential voting.

Changes to Capital Structure: Investment Manager realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Social and Corporate Policy Issues: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications.

Global Corporate Governance: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager's proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Investment Manager's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to applicable rules and regulations, including those of the U.S. Securities and Exchange Commission ("SEC") and the Canadian Securities Administrators ("CSA"). In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Investment Manager will attempt to process every proxy it receives for all domestic and foreign proxies. However, there may be situations in which Investment Manager cannot vote proxies. For example, if the cost of voting a foreign proxy outweighs the benefit of voting, the Proxy Group may refrain from processing that vote. Additionally, the Proxy Group may not be given enough time to process the vote. For example, the Proxy Group, through no fault of their own, may receive a meeting notice from the company too late, or may be unable to obtain a timely translation of the agenda. In addition, if Investment Manager has outstanding sell orders, the proxies for those meetings may not be voted in order to

                                        224
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
facilitate the sale of those securities. If a security is on loan, Investment Manager may determine that it is not in the best interests of its clients to recall the security for voting purposes. Although Investment Manager may hold shares on a company's record date, should it sell them prior to the company's meeting date, Investment Manager ultimately may decide not to vote those shares.

Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if "Other Business" is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter an "abstain" vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.

The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager's proxy policy:

1. The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager. The Proxy Group will periodically review and update this list.

2. All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded immediately by the Proxy Group in a database to maintain control over such materials. The Proxy Group will confirm each relevant Advisory Client's holdings of the securities and that the client is eligible to vote.

3. The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from ISS and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

4. In determining how to vote, Investment Manager's analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by ISS, Glass Lewis, or other independent third party providers of proxy services.

5. The Proxy Group is responsible for maintaining the documentation that supports Investment Manager's voting position. Such documentation will include, but is not limited to, any information provided by ISS, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken, why that position is in the best interest of its Advisory Clients (including separate accounts such as ERISA accounts as well as mutual funds), an indication of whether it supported or did not support management and any other relevant information. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager, legal counsel and/or the Proxy Review Committee.

6. After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

7. The Proxy Group will attempt to submit Investment Manager's vote on all proxies to ISS for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to ISS in sufficient time for the vote to be lodged.

                                        225
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

8. The Proxy Group prepares reports for each client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the client, retains a copy in the client's file and forwards a copy to the appropriate portfolio manager. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by a client.

9. If the Proxy Group learns of a vote on a material event that will affect a security on loan, the Group will notify Investment Manager and obtain instructions regarding whether Investment Manager desires the Franklin Templeton Services, LLC Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Investment Manager, the Proxy Group shall use its best efforts to call such loans or use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for Advisory Clients with respect to such loaned securities.

10. The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonable practicable after filing Form N-PX with the SEC.

11. The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the investment company clients is made in such clients' financial statements and disclosure documents.

12. The Proxy Group will review the guidelines of ISS and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

13. The Proxy Group will familiarize itself with the procedures of ISS that govern the transmission of proxy voting information from the Proxy Group to ISS and periodically review how well this process is functioning.

14. The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

15.      At least annually, the Proxy Group will verify that:
          o All annual proxies for the securities held by Advisory Clients have been received;
          o Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;
          o Each proxy or sample of proxies received has been voted in accordance with the instructions of the Advisor;
          o Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and timely filings were made with applicable regulators related to proxy voting.


The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Investment Manager's proxy voting policies and procedures on-line at www.franklintempleton.com and may request

                                        226
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
additional copies by calling the number above. For Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year. The Proxy Group will periodically review web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.

As of  January 3, 2007

                                        227
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

                             JENNISON ASSOCIATES LLC
                       PROXY VOTING POLICY AND PROCEDURES
I.   INTRODUCTION
         Jennison Associates LLC (the "Adviser") has adopted the following "Proxy Voting Policy and Procedures" ("Policy"), in compliance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the "Advisers Act") and other applicable fiduciary obligations. The Policy is designed to provide guidance to those Jennison employees (portfolio managers and analysts, hereinafter referred to as "Investment Professionals") who are responsible for discharging the Adviser's proxy voting obligation under the Rule, and to ensure that proxies are voted in the best interests of the Adviser's clients(2).
II.  STATEMENT OF POLICY
         It is the policy of the Adviser that where proxy voting authority has been delegated to the Adviser by clients, that all proxies be voted in the best interest of the client without regard to the interests of the Adviser or other related parties. Secondary consideration may be given to the public and social value of each issue. For purposes of the Policy, the "best interests of clients" shall mean, unless otherwise specified by the client, the clients' best economic interests over the long term - that is, the common interest that all clients share in seeing the value of a common investment increase over time. It is further the policy of the Adviser that complete and accurate disclosure concerning its proxy voting policies and procedures and proxy voting records, as required by the Advisers Act, is to be made available to clients.
         In voting proxies for international holdings, we will generally apply the same principles as those for U.S. holdings. However, in some countries, voting proxies result in additional costs. As such, we consider whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. Our policy is to not vote these types of proxies as the valuation impact far outweighs the benefit of voting.

III. PROCEDURES
        A. ACCOUNT SET-UP AND REVIEW
         Initially, the Adviser must determine whether the client seeks to retain the responsibility of voting proxies or seeks to delegate that responsibility to the Adviser. The responsibility to vote proxies will be specified in the client's investment advisory contract with the Adviser. Where no designation is made, Jennison will vote proxies for such accounts(s) in accordance with this Policy. The client may choose to have the Adviser vote proxies in accordance with the Adviser's standard guidelines. The Adviser, in its discretion, may also permit a client to modify the Adviser's standard guidelines with respect to such client exclusively or may accept direction from a client with respect to the client's proxies and vote in accordance with a client's own guidelines (collectively, "Client Guidelines"). Alternatively, the Adviser may decline to accept authority to vote such client's proxies. Designated Investment Professionals within each portfolio management area will be responsible for ensuring that each new client's account for which the client has delegated proxy voting authority is established with the proper guidelines (when client is not adopting Jennison's Guidelines) before investment discretionary activity commences.

         PROXY VOTING
1.       GUIDELINES FOR RECURRING ISSUES
         The Adviser has adopted proxy voting guidelines ("Guidelines") with respect to certain recurring issues. These Guidelines are reviewed on an annual basis by the Adviser's Proxy Voting Committee and its relevant portfolio management staff, then revised when a determination has been made that a change is appropriate. These Guidelines are meant to convey the Adviser's general approach to voting decisions on certain issues. Nevertheless, the Adviser's Investment Professionals maintain responsibility for reviewing all proxies individually and making final decisions based on the merits of each case.

2.       USE OF THIRD PARTY PROXY SERVICE

------------------
(2) In the event the Adviser should manage affiliated client accounts, the Adviser, for purposes of this policy, makes no distinction between accounts of affiliated companies, e.g., the General Accounts of Prudential (as well as related insurance companies and entities), and other separately managed accounts, each of which will be treated consistently under the Policy.

                                        228
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

         In an effort to discharge its responsibility, the Adviser has examined third-party services that assist in the researching and voting of proxies and development of voting guidelines. After such review, the Adviser has selected Institutional Shareholder Services ("ISS") - a proxy research and voting service
- to assist it in researching and voting proxies. ISS helps investors research the financial implications of proxy proposals and cast votes on behalf of the investor. The Adviser will utilize the research (for purposes of establishing guidelines) and analytical services, operational implementation and recordkeeping and reporting services provided by ISS. ISS will research each proxy and provide a recommendation (at the Adviser's request only if one does not already exist) to the Adviser as to how best to vote on each issue based on its research of the individual facts and circumstances of the proxy issue and its application of its research findings to the Adviser's duty to vote proxies in the best interest of its clients. For clients using proxy voting guidelines different from the Adviser's Guidelines, the Adviser will instruct ISS to vote these proxies in accordance with such modified guidelines. ISS will cast votes in accordance with the Adviser's Guidelines, unless instructed otherwise by a Jennison Investment Professional, as set forth below, or if the Adviser has accepted direction from a Client, in accordance with the Client's Guidelines.

3.       REVIEW OF RECOMMENDATIONS
          The Adviser's Investment Professionals have the ultimate responsibility to accept or reject any proxy voting recommendation - as determined by either the Guidelines or Client's Guidelines ("Recommendation"). Consequently, Investment Professionals shall review and evaluate the Recommendation for each proxy ballot before ISS casts the vote, taking into account the Policy, all guidelines applicable to the account(s), and the best interests of the client(s). The Investment Professionals shall override the Recommendation should he/she not believe that such Recommendation, based on all relevant facts and circumstances at the time the proxy ballot is voted, is in the best interest of the client(s). The Adviser will memorialize the basis for any decision to override a Recommendation or to abstain from voting, including the resolution of any conflicts, if any, as further discussed below. The Adviser may vote the same proxy proposal differently for different clients. Also, the Adviser may choose not to vote proxies under the following circumstances:
          o    If the effect on the client's economic interests or the value of the portfolio holding is indeterminable or insignificant;
          o    If the cost of voting the proxy outweighs the possible benefit
               (such as security lending, see 5. below); or
          o If a jurisdiction imposes share blocking restrictions which prevent the Adviser from exercising its voting authority.

4.       ADDRESSING MATERIAL CONFLICTS OF INTEREST
         There may be instances where the interest of the adviser conflicts or may appear to conflict with the interest of its clients when voting proxies on behalf of those clients ("Material Conflict"). Investment Professionals have an affirmative duty to disclose any potential Material Conflicts known to them related to a proxy vote. Material Conflicts may exist in situations where the Adviser is called to vote on a proxy involving an issuer or proponent of a proxy proposal regarding the issuer where the Adviser or an affiliated person of the Adviser also:
o    Manages the issuer's or proponent's pension plan;
o    Administers the issuer's or proponent's employee benefit plan;
o Provides brokerage, underwriting, insurance or banking services to the issuer or proponent; or
o    Manages money for an employee group.
     Additional Material Conflicts may exist if an executive of the Adviser or its control affiliates is a close relative of, or has a personal or business relationship with:
o    An executive of the issuer or proponent;
o    A director of the issuer or proponent;
o    A person who is a candidate to be a director of the issuer;
o    A participant in the proxy contest; or
o    A proponent of a proxy proposal.

         Material Conflicts based on business relationships or dealings of affiliates of the Adviser will only be considered to the extent that the applicable portfolio management area of the Adviser has actual knowledge of such business relationships. Whether a relationship creates a Material Conflict will depend on the facts and

                                        229
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
circumstances at the time the proxy is voted. Even if these parties do not attempt to influence the Adviser with respect to voting, the value of the relationship to the Adviser may create the appearance of or an actual Material Conflict, such as when the issuer is a client of the Adviser.

         The Adviser may adopt such processes it deems necessary to identify Material Conflicts. Prior to overriding a Recommendation, the Investment Professional (or other designated personnel) must complete the Proxy Voting Documentation Form, attached as Exhibit A, and submit it to Compliance for determination as to whether a potential Material Conflict of interest exists between the Adviser and the client on whose behalf the proxy is to be voted. If Compliance determines that there is no potential Material Conflict mandating a voting recommendation from the Adviser's Proxy Voting Committee, the portfolio manager or analyst may vote or override the Recommendation and vote the proxy issue as he/she determines is in the best interest of clients. If Compliance determines that there exists or may exist a Material Conflict, it will refer the issue to the Adviser's Proxy Voting Committee for consideration. The Adviser's Proxy Voting Committee will consider the facts and circumstances of the pending proxy vote and the potential or actual Material Conflict and make a determination as to how to vote the proxy - i.e., whether to permit or deny the vote or override of the Recommendation, or whether to take other action, such as delegating the proxy vote to an independent third party to either vote or provide a recommendation as to how to vote (such as ISS) or obtaining voting instructions from clients.

         In considering the proxy vote and potential Material Conflict, the Adviser's Proxy Voting Committee may review the following factors, including but not limited to:
o    Whether the issuer is a client of the Adviser.
o The percentage of outstanding securities of the issuer held on behalf of clients by the Adviser.
o The nature of the relationship of the issuer with the Adviser, its affiliates or its executive officers.
o Whether there has been any attempt to directly or indirectly influence the portfolio manager's decision.
o Whether the direction (for or against) of the proposed vote would appear to benefit the Adviser or a related party.
o Whether an objective decision to vote in a certain way will still create a strong appearance of a conflict.

         In cases where a Material Conflict has been identified, the Proxy Voting Documentation Form will be completed by the Investment Professional responsible for casting the proxy vote, such as when the Adviser is voting a proxy on behalf of its clients where the issuer is also a client of the Adviser or an affiliated entity. The Adviser's Proxy Voting Committee reviews all such proxy voting decisions. In addition, a committee comprised of both senior business executives and regulatory personnel of Jennison and its affiliated asset management unit, Prudential Investment Management, Inc, reviews these votes. This committee also has a role in identifying Material Conflicts that may affect Jennison due to ownership by a diversified financial organization, Prudential Financial, Inc.

THE ADVISER MAY NOT ABSTAIN FROM VOTING ANY SUCH PROXY FOR THE PURPOSE OF AVOIDING CONFLICT.

         5.    LENDING
         Jennison may pre-identify a particular issuer that may be subject to a security lending arrangement. In this situation, Jennison will work with either custodian banks or ISS to monitor upcoming meetings and call stock loans, if applicable, in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. In determining whether to call stock loans, the relevant investment professional shall consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the stock on loan.

         C.   PROXY VOTING COMMITTEE
         The Adviser's Proxy Voting Committee will consist of representatives from various functional areas within the Adviser. It will meet annually and as needed to address potential Material Conflicts as further described above.(3) The Adviser's Proxy Voting Committee will have the following responsibilities:

-----------------------------
(3) The Adviser's Proxy Voting Committee will initially consist of Compliance, Legal and applicable investment professionals. The participation of three members of the Adviser's Proxy Voting Committee in any meeting will constitute a quorum.

                                        230
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

o Review potential Material Conflicts and decide (by majority vote) whether to approve the vote or override requests made by portfolio management.
o Annually review the Guidelines for voting on recurring matters and make revisions as it deems appropriate.
o    Recommend and adopt changes to the Policy as needed.
o    Annually review all overrides by portfolio management.
o Annually review ISS reports to determine voting consistency with guidelines and this Policy.
o Annually review the performance of ISS and determine whether the Adviser should continue to retain ISS's services.
o Review the Adviser's voting record (or applicable summaries of the voting record).
o Review sub-advisers' voting records, if applicable, (or applicable summaries of the voting records).
o    Oversee compliance with the regulatory disclosure requirements.
o Report annually, or more frequently upon request, to the investment company boards for mutual funds managed by Jennison on proxy voting matters, including:
     -    Overrides of Recommendations
     -    Proxy Voting Committee action on potential Material Conflicts
     -    Any changes to the Policy or Guidelines
     -    Comments on the proxy voting records for the funds
     -    Compliance with disclosure requirements
     -    Compliance reports as to reviews by Compliance of overrides

III.     COMPLIANCE MONITORING
         The Adviser's Chief Compliance Officer shall be responsible for the administration of this Policy. Compliance will periodically sample data from business areas impacted by this Policy. The data will be reviewed to ensure compliance with the Policy. All information obtained during this review, including any analysis performed, shall be retained and signed by the person who conducted such review.

    This Policy will be reviewed annually for adequacy and effectiveness.

         A.    MONITORING OF OVERRIDES
Compliance will periodically review ISS reports of overrides to confirm that proper override and conflict checking procedures were followed.

         B.    Supervisory Review
         The designated supervisor for each Investment Professional will be responsible for ensuring that investment professionals with proxy voting responsibility are acting in accordance with this Policy. Supervisors must approve all requests for overrides and evidence such approval by signing the completed Proxy Vote Override Form.

         C.    Compliance Reporting to Fund Boards
         Each quarter upon request, Compliance will report to each investment company board of directors or trustees for which the Adviser acts as sub-adviser all proxy votes involving the relevant mutual fund in which the Adviser has either resolved a Material Conflict or overridden a Recommendation involving a Material Conflict and participation of the Adviser's Proxy Voting Committee. The Adviser shall provide copies of all Proxy Voting Documentation Forms to the management companies of mutual funds sub-advised by Jennison.

         Annually, the Adviser's Proxy Voting Committee upon request will provide the fund boards with a report of relevant proxy voting matters, such as any proposed changes to the Policy or Adviser's Guidelines, comments on the voting record of the funds (e.g., votes against management), and any votes presenting Material Conflicts.

IV.      CLIENT REPORTING
A.       DISCLOSURE TO ADVISORY CLIENTS
     The Adviser will also provide a copy of this Policy and the Adviser's Guidelines upon request from a client.
     The Adviser will provide any client who makes a written or verbal request with a copy of a report disclosing how the Adviser voted securities held in that client's portfolio. Reports will be available for any twelve month

                                        231
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
period of the following year. The report will be produced by ISS and will generally contain the following information:

o        The name of the issuer of the security:
o        The security's exchange ticker symbol;
o        The security's CUSIP number;
o        The shareholder meeting date;
o        A brief identification of the matter voted on;
o        Whether the matter was proposed by the issuer or by a security holder;
o        Whether the Adviser cast a vote on the matter;
o        How the Adviser voted; and
o        Whether the Adviser voted for or against management.

B.       INVESTMENT COMPANY DISCLOSURES
         The Adviser will ensure that the proxy voting record for the twelve-month period ending June 30 for each registered investment company client is properly reported to the mutual fund management company so as to meet their filing of Form N-PX no later than August 31 of each year by providing access to such reports prepared by ISS.

V.       RECORDKEEPING
         Either the Adviser or ISS as indicated below will maintain the following records:

o A copy of the Policy and Guidelines (Adviser or client specific guidelines);
o A copy of each proxy statement received by the Adviser regarding client securities (ISS);
o    A record of each vote cast by the Adviser on behalf of a client (ISS);
o A copy of all documents created by the Adviser that were material to making a decision on the proxy voting, (or abstaining from voting) of client securities or that memorialize the basis for that decision including the resolution of any conflict, a copy of all Proxy Voting Documentation Forms and all supporting documents (Adviser);
o A copy of each written request by a client for information on how the Adviser voted proxies on behalf of the client, as well as a copy of any written response by the Adviser to any request by a client for information on how the adviser voted proxies on behalf of the client. Records of oral requests for information or oral responses will not be kept. (Adviser); and
o    Agenda of Proxy Voting Committee meetings with supporting documents.
     (Adviser)

Such records must be maintained for at least six years.

VI.      CERTIFICATIONS
         All new Investment Professionals prior to engaging in the activity described herein, must certify, substantially in the form as attached hereto as Exhibit B, that they have read and understand this Proxy Voting Policy and Procedures and they will comply with such procedures.

         All existing employees, subsequent to each fiscal year, must certify within a reasonable time period that they have read, understand and have complied with this Proxy Voting Policy and Procedures for the previous fiscal year then ended, as described in Exhibit C attached hereto.

VII.     POLICIES AND PROCEDURES REVISIONS

     This policy and related procedures may be changed, amended or revised as frequently as necessary in order to accommodate any changes in operations or by operation of law. Any such change, amendment or revision may be made only by Jennison Compliance in consultation with the business groups or areas impacted by these procedures and consistent with applicable law. Such changes will be promptly distributed to all impacted personnel.

ATTACHMENTS:
------------
Exhibit A-        Proxy Voting Documentation Form

Exhibit B-        Certification of Compliance and Understanding of Proxy Voting
                  Policy and Procedures (New Employees)

                                        232
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Exhibit C -       Certification of Compliance with Proxy Voting Policy and
                  Procedures(Existing Employees)

                                    EXHIBIT A
                           PROXY VOTING DOCUMENTATION
The following issuer is included on the list of potential conflicts as determined by the PIM Proxy Committee. A copy of all documentation supporting the voting decision(s) are to be attached to this form, including a copy/list of the proxy matter(s). Name of issuer:
Contractual name of related client:

PROXY INFORMATION:
Date proxy received:
Date proxy voted:
Date of meeting:
Asset Management Unit:
Aggregate AMU holdings in issuer:
Percentage of issuer's shares outstanding:

CLIENT SERVICE:
Date of last client service visit:
(If within past 12 months)
Were matters of issuer's proxy discussed?
(If yes, attach a summary of this discussion)

ANALYST INFORMATION:
Date of last analyst visit to issuer:
(If within past 12 months)

Were matters of the issuer's proxy discussed?
(If yes, attach a summary of this discussion)
Were there any other influences considered outside of the normal proxy decision process typically followed by the
Asset Manager? _______    If yes, please describe.

Does the Asset Manager believe that it voted the proxy for the above issuer in what it believes to be in the best economic interest of its client(s)?
Name                                                              Date:
Title:

Dennis Kass:                                                      Date:
Chief Executive Officer*

Stephanie Willis                                                  Date:
Chief Compliance Officer*
* signature required only if voting against policy


                                    EXHIBIT B
              Certification of Compliance With and Understanding of
                       Proxy Voting Policy and Procedures

                                        233
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

                                (New Employees )

         I, _____________________, [ name ] _______________, [ title ], hereby certify that I have read and understand the Proxy Voting Policy and Procedures and that I will comply with such procedures.
                                                     SIGNED BY:
                                                     Title:

                                                     Print Name:
                                                     EMPLOYMENT DATE:

                                                     Date:

                                    EXHIBIT C
Certification of Compliance With and Understanding of
Proxy Voting Policy and Procedures
(Existing Employees)

         I, ____________________, [ name ] _______________ [ title ], hereby certify that I have read, understand and have complied with the Proxy Voting Policy and Procedures for the fiscal period ended December 31, 200_.
                                                     Signed by:
                                                     Title:
                                                     Print Name:
                                                     Date:

                                        234
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

JENNISON'S DOMESTIC PROXY VOTING GUIDELINES

ELECT DIRECTORS ISSUE CODE 1000

Vote FOR Directors in uncontested elections

The board of directors is in the best position to assess the corporation's needs and to recruit individuals whose skills and experience will help the company elect and monitor the performance of a strong management team.

WITHHOLD votes from any director nominee who has attended less than 75 percent of the board and committee meetings that he or she was scheduled to attend during the previous fiscal year.

Companies need directors who are fully committed to their responsibilities as representatives of the company's owners - the shareholders. To be effective representatives, directors need to attend scheduled meetings, voice their concerns and cast their votes. When directors do not attend meetings, they are unable to contribute to board discussions and deliberations, for which directors are paid. Absentee directors are not fulfilling their fiduciary duties to shareholders. Setting the threshold at 75 percent of the scheduled meetings allows for unexpected emergencies and occasional conflicts. It is also the level that SEC guidelines require a company to disclose in the annual proxy statement.

CONTESTED ELECTION OF DIRECTORS ISSUE CODE 1001

CASE BY CASE

RATIFY SELECTION OF AUDITORS ISSUE CODE 1010

Vote FOR management's selection of accountants to audit the corporation's books and records, unless we are aware of a significant controversy in a particular case (i.e. Arthur Andersen in 2002).

We will vote for management's selection of accountants to audit the corporation's books and records, unless we are aware of significant controversy in a particular case.

APPROVE NAME CHANGE ISSUE CODE 1020

Vote FOR a management proposal to change the company's name.

A corporation's management, subject to review by its board of directors, is responsible for running the day-to-day operations of its businesses. Management is best able to judge whether the corporation's name adequately and accurately reflects the business goals of the company.

APPROVE OTHER BUSINESS ISSUE CODE 1030

Vote AGAINST management proposals to approve other business.

 Giving management "carte blanche" to vote a proxy undermines the proxy system. Shareholders deserve the opportunity to consider all specific voting items that come up for a vote at a meeting. To simply give away that right because a voting item has, for one reason or another, been omitted from the proxy card could empower management to vote for a proposal that the shareholders would not support.

If a voting matter should arise after the mailing date or during the meeting, the meeting should, if necessary, be postponed and the company should mail supplementary proxy materials so that shareholders may make an informed decision on the proposal.

                                        235
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

ADJOURN MEETING ISSUE CODE 1035

Vote FOR a management proposal to adjourn the meeting.

Management is in the best position to evaluate the importance of each issue and if the company would benefit by taking additional time to solicit votes. Adjourning the meeting to a later time will save the company the cost of calling another meeting to decide on the issue

APPROVE TECHNICAL AMENDMENTS ISSUE CODE 1040

Vote FOR a management proposal to make technical amendments to the charter and/or bylaws.

For this guideline, technical amendments include restatements to omit spelling or grammatical errors, elimination of references to classes of stock that are no longer outstanding or applicable, or restatement of the business purpose it if such restatement does not alter the company's purpose. They do not include amendments that could affect shareholder rights or claims on the company or that could be deemed to be anti-takeover measures. The charters of many companies require shareholder approval to restate or amend the company's charter or bylaws. In instances in which shareholder rights are no affected by the restatement, such as a restatement to eliminate grammatical errors, or to change the company's domicile within a state, the restatement is simply a technicality and should be supported because an accurate charter and bylaw is necessary to conduct business.

APPROVE FINANCIAL STATEMENTS ISSUE CODE 1050

Vote FOR a management proposals to approve the company's financial statements for the fiscal year.

This is a routine proposal to be voted in support of management. A corporation's management team, subject to review by its board of directors, is responsible for the company's day-to-day operations and strategic planning. Corporation laws in many countries require firms to present the previous year's accounts to shareholders at the annual meeting.

Vote AGAINST IF it discharges the directors from responsibility for decisions taken over the year.

INCREASE AUTHORIZED COMMON STOCK ISSUE CODE 1100

Vote FOR a management proposal to increase authorized common stock.

We will generally vote FOR an increase in authorized shares, unless it is determined that the increased shares are likely to be used for anti-takeover purposes. If an increase in authorized shares is part of a takeover defense or is considered "excessive" (JALLC determines "excessive" to be more than a 300% dilution), we normally will vote AGAINST an increase.

These proposals are often necessary for the normal operation of an issuer's business. Consequently, a vote in favor is generally recommended.

DECREASE AUTHORIZED COMMON STOCK ISSUE CODE 1101

Vote FOR a management proposal to decrease authorized common stock.

A corporation's management team, subject to review by its board of directors, is responsible for day-to-day operations and strategic planning for the corporation. Management is best qualified to judge the corporation's current and future requirements for capital.

                                        236
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

AMEND AUTHORIZED COMMON STOCK ISSUE CODE 1102

Vote CASE-BY-CASE to amend authorized common stock.

APPROVE COMMON STOCK ISSUANCE ISSUE CODE 1103

Vote FOR a management proposal to approve the issuance of authorized common stock.

Vote AGAINST a management proposal to approve the issuance of common stock IF the proposed issuance creates potential dilution of more that 300% of total outstanding voting power before the stock issuance.

APPROVE ISSUANCE OR EXERCISE OF STOCK WARRANTS 1104

Vote CASE BY CASE

AUTHORIZE PREFERRED STOCK ISSUE CODE 1110

Vote FOR a management proposal to authorize preferred stock.

A corporation's management team, subject to review by its board of directors, is responsible for the company's day-to-day operations and strategic planning. Therefore, management is best suited to judge the corporation's current and future requirements for raising additional capital. Preferred stock is commonly used by many U.S. corporations to raise capital. It provides management with a way to raise additional capital without diluting common shareholders' equity. Placing limits on the ability of management and the board to issue shares of preferred stock to fund the corporation's current operations and future growth is unnecessary and may reduce the corporation's ability to meet its capital needs.

Vote AGAINST a management proposal to authorize preferred stock IF the board has asked for the unlimited right to set the terms and conditions for the class and may issue the shares for anti-takeover purposes without shareholder approval (known as blank check preferred stock).

INCREASE AUTHORIZED PREFERRED STOCK ISSUE CODE 1111

Vote FOR a management proposal to increase authorized preferred stock.

A corporation's management team, subject to review by its board of directors, is responsible for the company's day-to-day operations and strategic planning. Therefore, management is best suited to judge the corporation's current and future requirements for raising additional capital. Preferred stock is commonly used by many U.S. corporations to raise capital. It provides management with a way to raise additional capital without diluting common shareholders' equity. Placing limits on the ability of management and the board to issue shares of preferred stock to fund the corporation's current operations and future growth is unnecessary and may reduce the corporation's ability to meet its capital needs.

Vote AGAINST a management proposal to increase authorized preferred stock IF the proposed increase creates potential dilution of more than 300% of authorized preferred shares.

Vote AGAINST a management proposal to increase the authorized preferred stock IF the board has asked for (or currently has) the unlimited right to set the terms and conditions of the preferred stock and may issue it for anti-takeover purposes without shareholder approval (known as blank check preferred stock).

                                        237
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

DECREASE AUTHORIZED PREFERRED STOCK ISSUE CODE 1112

Vote FOR a management proposal to decrease authorized preferred stock.

A corporation's management team, subject to review by its board of directors, is responsible for the company's day-to-day operations and strategic planning. Therefore, management is best suited to judge the corporation's current and future requirements for additional capital.

CANCEL SERIES OF PREFERRED STOCK ISSUE CODE 1113

Vote FOR a management proposal to cancel a class or series of preferred stock.

A corporation's management team, subject to review by its board of directors, is responsible for the company's day-to-day operations and strategic planning. Therefore, management is best suited to judge the corporation's current and future requirements for capital. Typically these preferred shares have already been redeemed by the company.

AMEND AUTHORIZED PREFERRED STOCK ISSUE CODE 1114

Vote FOR a management proposal to amend preferred stock.

A corporation's management team, subject to review by its board of directors, is responsible for the company's day-to-day operations and strategic planning. Therefore, management is best suited to judge the corporation's current and future requirements for capital. Limiting the ability of management and the board to amend preferred stock is unnecessary and may reduce the corporation's ability to meet its capital needs.

APPROVE ISSUANCE OR CONVERSION OF PREFERRED STOCK ISSUE CODE 1115

Vote FOR a management proposal to issue preferred stock.

A corporation's management team, subject to review by its board of directors, is responsible for the company's day-to-day operations and strategic planning. Therefore, management is best suited to judge the corporation's requirements for raising additional capital. Preferred stock is commonly used by many U.S. corporations to raise capital. It provides management with the ability to raise additional capital without diluting common shareholders' equity interests. Placing limits on the ability of management and the board to issue shares of preferred stock to fund the corporation's current operations and future growth is unnecessary and may reduce the corporation's ability to meet its capital needs.

Vote AGAINST a management proposal to approve the issuance of preferred stock IF the voting power represented by the proposed issuance creates potential dilution of more than 300% of the total outstanding voting power before the stock issuance.

Vote AGAINST a management proposal to issue preferred stock IF the shares are issued with voting rights superior to those available to other shareholders.

ELIMINATE PREEMPTIVE RIGHTS ISSUE CODE 1120

Vote CASE-BY-CASE on a management proposal to eliminate preemptive rights.

RESTORE PREEMPTIVE RIGHT ISSUE CODE 1121

Vote CASE-BY-CASE on a management proposal to restore preemptive rights.

                                        238
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

AUTHORIZE DUAL CLASS STOCK ISSUE CODE 1130

Vote AGAINST a management proposal to authorize dual class common stock

There should only be one class of common stock and all common stock holders should have the same rights and privileges. Dual or multiple classes of common stock are often used to entrench the board and management of corporations. Economic studies show that adoption of additional classes of common stock negatively affects the value of an existing class of common stock.

ELIMINATE DUAL CLASS STOCK ISSUE CODE 1131

Vote FOR a management proposal to eliminate authorized dual or multiple classes of common stock.

There should only be one class of common stock and all common stock holders should have the same rights and privileges. Dual or multiple classes of common stock are often used to entrench the board and management of corporations. Economic studies show that adoption of additional classes of common stock negatively affects the value of an existing class of common stock.

AMEND DUAL CLASS STOCK ISSUE CODE 1132

Vote AGAINST a management proposal to amend authorized dual class or multiple classes of common stock.

There should only be one class of common stock and all common stock holders should have the same rights and privileges. Dual or multiple classes of common stock are often used to entrench the board and management of corporations. Economic studies show that adoption of additional classes of common stock negatively affects the value of an existing class of common stock.

INCREASE AUTHORIZED DUAL CLASS STOCK ISSUE CODE 1133

Vote AGAINST a management proposal to increase authorized shares of one or more classes of dual or multiple class common stocks.

There should only be one class of common stock and all common stock holders should have the same rights and privileges. Dual or multiple classes of common stock are often used to entrench the board and management of corporations. Economic studies show that adoption of additional classes of common stock negatively affects the value of an existing class of common stock.

APPROVE SHARE REPURCHASE ISSUE CODE 1140

Vote FOR a management proposal to approve share repurchase.

A corporation's management team, subject to review by its board of directors, is responsible for the company's day-to-day operations and strategic planning. Therefore, management is best suited to judge the corporation's current and future requirements for raising additional capital and the means for raising such capital.

APPROVE STOCK SPLIT ISSUE CODE 1150

Vote FOR a management proposal to approve a stock split.

A corporation's management team, subject to review by its board of directors, is responsible for the company's day-to-day operations and strategic planning. Therefore, management is best suited to judge the corporation's current and future capital structure.

                                        239
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

We generally will vote for these proposals, which are normally made to facilitate market trading in the issuer's securities.

APPROVE REVERSE STOCK SPLIT ISSUE CODE 1151

Vote FOR a management proposal to approve a reverse stock split.

 A corporation's management team, subject to review by its board of directors, is responsible for the company's day-to-day operations and strategic planning. Therefore, management is best suited to judge the corporation's current and future capital structure.

We generally will vote for these proposals, which are normally made to facilitate market trading in the issuer's securities.

APPROVE MERGER/ACQUISITION ISSUE CODE 1200

Vote CASE-BY-CASE on a management proposal to approve merger/acquisition.

The economic impact of each proposal will be analyzed individually.

APPROVE RECAPITALIZATION ISSUE CODE 1209

Vote CASE-BY-CASE on a management proposal to approve re-capitalization.

The economic impact of each proposal will be analyzed individually.

APPROVE RESTRUCTING ISSUE CODE 1210

Vote CASE-BY-CASE on a management proposal to approve restructuring.

The economic impact of each proposal will be analyzed individual

APPROVE BANKRUPTCY RESTRUCTURING 1211

Vote CASE-BY-CASE on a management proposal to approve bankruptcy restructuring.

The economic impact of each proposal will be analyzed individual

APPROVE LIQUIDATION ISSUE CODE 1212

Vote CASE BY CASE

The economic impact of each proposal will be analyzed individual

APPROVE REINCORPORATION ISSUE CODE 1220

Vote FOR a management proposal to approve reincorporation.

A company's board is best qualified to determine the regulatory environment that is best suited to the company's needs. The board should be allowed to take advantage of the statutory structure that it believes offers it the maximum benefits in carrying out its responsibilities. A company may propose a reincorporation for a variety of reasons. These considerations should include the legal structure that best allows the board to respond to real or

                                        240
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------
perceived threats to the corporation and its shareholders. State anti-takeover laws enable management to run the company with a long-term view, free from the distractions of unexpected takeover bids. As a result, these laws are in the best long-term interests of shareholders.

APPROVE LEVERAGED BUYOUT ISSUE COEE 1230

Vote CASE-BY-CASE on a management proposal to approve a leveraged buyout.

The economic impact of each proposal will be analyzed individual

APPROVE SPIN OFF ISSUE CODE 1240

Vote CASE-BY-CASE on a management proposal to approve a spin-off.

The economic impact of each proposal will be analyzed individual

APPROVE SALE OF ASSETS ISSUE CODE 1250

Vote CASE BY CASE

The economic impact of each proposal will be analyzed individual

ELIMINATE CUMULATIVE VOTING ISSUE CODE 1300

Vote FOR a management proposal to eliminate cumulative voting.

Directors' fiduciary duties apply to the interests of all shareholders, not a single constituency. Cumulative voting promotes single interest representation on the board, which may not represent the overriding interests and concerns of all shareholders. All directors, as shareholders' representatives, should be elected by a majority of shareholders.

ADOPT CUMULATIVE VOTING ISSUE CODE 1301

Vote AGAINST a management proposal to adopt cumulative voting.

Directors' fiduciary duties apply to the interests of all shareholders, not a single constituency. Cumulative voting promotes single interest representation on the board, which may not represent the overriding interests and concerns of all shareholders. All directors, as shareholders' representatives, should be elected by a majority of shareholders.

ADOPT DIRECTOR LIABILITY PROVISION ISSUE CODE 1310

Vote CASE-BY-CASE on a management proposal to adopt director liability provision.

AMEND DIRECTOR LIABILITY PROVISION ISSUE CODE 1311

Vote CASE-BY-CASE on a management proposal to amend director liability provision.

ADOPT INDEMNIFICATION PROVISION ISSUE CODE 1321

We generally support these proposals, since they help corporations attract and retain qualified individuals to serve as directors.

Jennison will oppose proposals to indemnify directors for liabilities arising from any of the following:

                                        241
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

1.Breach of the director's duty of loyalty

2.Intentional misconduct, acts not in good faith, or acts in knowing violation of the law

3.Acts involving unlawful purchase or redemption of stock

4.Payment of unlawful dividends

5.Receipt of improper personal benefits

APPROVE BOARD SIZE ISSUE CODE 1332

Vote FOR a management proposal to approval board size.

The board of directors and management of the company are in the best position to determine the optimum size of the corporation's board.

Vote AGAINST a management proposal to set the board size IF the proposed minimum board size is less than 4 directors.

NO SHAREHOLDER APPROVAL TO FILL VACANCY ISSUE CODE 1340

Vote AGAINST a management proposal to allow the directors to fill vacancies on the board without shareholder approval.

Directors serve as the representatives of the shareholders. Shareholders should have the right to approve the appointment of all directors to the board.

GIVE BOARD AUTHORITY TO SET BOARD SIZE ISSUE CODE 1341

Vote AGAINST a management proposal to give the board the authority to set the size of the board without shareholder approval.

Directors represent the interests of shareholders. Shareholders should have the final say in determining the size of the board of directors.

REMOVAL OF DIRECTORS ISSUE CODE 1342

Vote FOR a management proposal regarding the removal of directors.

Vote AGAINST a management proposal regarding the removal of directors IF the proposal limits the removal to cases where there is legal cause.

Directors have a fiduciary responsibility to represent all shareholders, as dictated by law. If they fail to adhere to the laws related to their service, they should be removed. Allowing for directors to be removed without legal cause makes it possible for prejudices or whims to enter into the appraisal process.

APPROVE NON-TECHNICAL CHARTER AMENDMENTS ISSUE CODE 1350

Vote AGAINST a management's proposal to approve multiple amendments to the company's certificate of incorporation IF an amendment would have the affect of reducing shareholders' rights.

                                        242
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Limitations of any kind on shareholders' rights should be avoided. In some cases, these proposals include numerous issues bundled into one proposal. Bundling proposals that limit shareholders' rights with other issues that shareholders routinely would approve does not justify approval if ultimately shareholders' rights would in any way be reduced.

APPROVE CLASSIFIED BOARD ISSUE CODE 1400

Vote AGAINST a management proposal to adopt a classified board.

Classified boards may serve to entrench management. Since only a fraction of the directors stand for election each year, shareholders do not have the ability to vote out any other directors who may be acting in a fashion that is against their interests. The entire board should be accountable to shareholders on an annual basis. Arguments for classified boards include: (a) they allow stability and continuity in company policies; (b) they give management a means of maintaining experienced members on a board during a transition; and (c) they allow directors to have a long-term perspective. On the other hand, directors who are doing a good job are likely to continue to be re-elected. This provides stability while continuing to allow shareholders to evaluate directors annually.

AMEND CLASSIFIED BOARD ISSUE CODE 1401

VOTE AGAINST A MANAGEMENT PROPOSAL TO AMEND A CLASSIFIED BOARD.

Classified boards may serve to entrench management. Since only a fraction of the directors stand for election each year, shareholders do not have the ability to vote out any other directors who may be acting in a fashion that is against their interests. The entire board should be accountable to shareholders on an annual basis. Arguments for classified boards include: (a) they allow stability and continuity in company policies; (b) they give management a means of maintaining experienced members on a board during a transition; and (c) they allow directors to have a long-term perspective. On the other hand, directors who are doing a good job are likely to continue to be re-elected. This provides stability while continuing to allow shareholders to evaluate directors annually.

REPEAL CLASSIFIED BOARD ISSUE CODE 1402

Vote FOR a management proposal to repeal a classified board.

An entire board should be accountable to shareholders annually. With staggered board terms, shareholders' ability to affect the makeup of the board is limited because it would take at least two elections to replace a majority of directors. Classified boards may serve to entrench management. Because only a fraction of the directors stand for election each year, shareholders do not have the ability to vote out any other directors who may be acting in a fashion that is against their interests. Economic studies have shown that adoption of a classified board tends to depress a company's stock price.

ADOPT POISON PILL ISSUE CODE 1410

VOTE AGAINST A MANAGEMENT PROPOSAL TO RATIFY OR ADOPT A SHAREHOLDER RIGHTS PLAN (POISON PILL).

Poison pills take decisions on mergers and tender offers out of shareholders' hands by providing directors virtual veto power over an offer. They strip shareholders of their basic right to decide when, to whom and upon what terms to sell their shares. Poison pills harm shareholder value and entrench management by deterring stock acquisition offers that are not favored by the board of directors. Instead of fostering negotiations, poison pills are designed to discourage or thwart offers before they are ever made. This results in management entrenchment to the detriment of shareholders. Poison pills tend to depress stock price and promote poor corporate performance. Studies and other analyses point to a drop in share value at the time a right plan is adopted.

                                        243
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

REDEEM POISON PILL ISSUE CODE 1411

Vote FOR a management proposal to redeem a shareholder rights plan (poison pill).

Poison pills take decisions on mergers and tender offers out of shareholders' hands by providing directors virtual veto power over an offer. They strip shareholders of their basic right to decide when, to whom and upon what terms to sell their shares. Poison pills harm shareholder value and entrench management by deterring stock acquisition offers that are not favored by the board of directors. Instead of fostering negotiations, poison pills are designed to discourage or thwart offers before they are ever made. This results in management entrenchment to the detriment of shareholders. Poison pills tend to depress stock price and promote poor corporate performance. Studies and other analyses point to a drop in share value at the time a right plan is adopted.

ELIMINATE SPECIAL MEETING ISSUE CODE 1420

Vote AGAINST a management proposal to eliminate shareholders' right to call a special meeting.

Limiting or eliminating shareholders' rights to call a special meeting could make it easier for management to thwart a takeover. A potential acquirer may exercise his right to call a shareholders' meeting s the shareholders and not management are able to decide on his offer. Since a limitation on the right to convene a shareholder meeting could have an anti-takeover effect, we will vote against the proposal.

RESTORE SPECIAL MEETING ISSUE CODE 1422

Vote FOR a management proposal to restore shareholders' right to call a special meeting.

The ability of shareholders to ball a special meeting is an important right. Without the right, shareholders may have to wait for the annual meeting to take action. Such delays may not be in the best interest of shareholders. Shareholders should have access to procedures that permit them, the owners of the corporation, to bring special circumstances to the attention of the other owners. Limitations on shareholder actions can entrench management, render a corporation less attractive as a takeover candidate and give management a decided advantage in a takeover.

ELIMINATE WRITTEN CONSENT ISSUE CODE 1430

Vote AGAINST a management proposal to eliminate shareholders' right to act by written consent.

The ability to act through written consent enables shareholders to replace the board, to amend bylaws or to take actions to effect a change in control without having to call a special meeting or wait for the annual meeting. Elimination of this right would make it more difficult for shareholders to act without the board's consent.

LIMIT WRITTEN CONSENT ISSUE CODE 1431

Vote AGAINST a management proposal to limit shareholders' right to act by written consent.

The ability to act through written consent enables shareholders to replace the board, to amend bylaws or to take actions to effect a change in control without having to call a special meeting or wait for the annual meeting. Elimination of this right would make it more difficult for shareholders to act without the board's consent.

RESTORE WRITTEN CONSENT ISSUE CODE 1432

Vote FOR a management proposal to restore shareholders' right to act by written consents.

                                        244
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

Written consents allow shareholders to initiate actions without calling a special meeting or waiting until the annual meeting. Shareholders should have access to procedures that permit them, the owners of the corporation, to bring special circumstances to the attention of thee other owners. Limitations on shareholder actions can entrench management, render a corporation less attractive as a takeover candidate and give management a decided advantage in a takeover.

ADOPT SUPERMAJORITY REQUIREMENT ISSUE CODE 1440

Vote AGAINST a management proposal to establish a supermajority vote provision to approve a merger or other business combination.

Supermajority vote provisions may stifle bidder interest in a company altogether and thereby devalue its stock. Supermajority requirements are often set so high that they discourage tender offers altogether. Economic studies have shown slight negative stock price effects on the adoption of supermajority vote provisions. Also, companies sometimes are unable to get a supermajority even when they want it.

AMEND SUPERMAJORITY REQUIREMENT ISSUE CODE 1443

VOTE FOR A MANAGEMENT PROPOSAL TO AMEND A SUPERMAJORITY VOTE PROVISION TO APPROVE A MERGER OR OTHER BUSINESS COMBINATION.

Supermajority vote requirements to approve mergers or other business combinations help guard against two-tiered tender offers, in which a raider offers a substantially higher cash bid for an initial and often controlling stake in a company and then offers a lower price for the remaining shares. The coercive pressures associated with two-tiered offers may force shareholders to tender before they have considered all relevant facts. Requiring supermajority approval of transactions provides protection to minority shareholders.

ELIMINATE SUPERMAJORITY REQUIREMENT ISSUE CODE 1444

Vote FOR a management proposal to eliminate a supermajority vote provision to approve a merger or other business combination.

Supermajority vote requirements stifle bidder interest and discourage tender offers. Shareholder value could suffer if acquisitions or mergers fail to develop because of a voting requirement that makes the transaction's approval uncertain.

ADOPT SUPERMAJORITY LOCK IN ISSUE CODE 1445

Always vote AGAINST this proposal.

Supermajority vote requirements prevent a simple majority from enforcing its will. In many cases, supermajority lock-in vote requirements apply to anti-takeover provisions. The high vote requirements exceed the normal anticipated level of shareholder participation at a meeting, making approval of a proposed action highly unlikely.

AMEND SUPERMAJORITY LOCK IN ISSUE CODE 1446

Always vote AGAINST this proposal.

Supermajority vote requirements prevent a simple majority from enforcing its will. In many cases, supermajority lock-in vote requirements apply to anti-takeover provisions. The high vote requirements exceed the normal anticipated level of shareholder participation at a meeting, making approval of a proposed action highly unlikely

                                        245
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

ELIMINATE SUPERMAJORITY LOCK IN ISSUE CODE 1447

VOTE FOR A MANAGEMENT PROPOSAL TO ELIMINATE SUPERMAJORITY VOTE REQUIREMENTS (LOCK-INS) TO CHANGE CERTAIN BYLAW OR CHARTER PROVISIONS.

Supermajority vote requirements detract from a simple majority's power to enforce its will. In many cases, the high vote requirements exceed the normal anticipated level of shareholder participation at a meeting, making passage of the proposed action all but impossible.

CONSIDER NON-FINANCIAL EFFECTS OF MERGER ISSUE CODE 1450

Vote AGAINST a management proposal to expand or clarify the authority of the board of directors to consider factors other than the interests of shareholders in assessing a takeover bid.

THE TRADITIONAL METHOD OF CORPORATE GOVERNANCE REQUIRES THAT CORPORATE OFFICERS AND DIRECTORS FULFILL THEIR FIDUCIARY DUTY AND RECOGNIZE THEIR FIRST PRIORITY IS TO THE OWNERS OF THEIR CORPORATION, ITS SHAREHOLDERS. "STAKEHOLDER" PROVISIONS AUTHORIZE THE BOARD TO CONSIDER FACTORS OTHER THAN THEIR FIDUCIARY OBLIGATION TO SHAREHOLDERS. THESE PROVISIONS UNDERMINE THE PREEMINENCE OF SHAREHOLDERS. THE PROVISIONS SEEK TO ALLOW DIRECTORS TO TAKE INTO ACCOUNT A WIDE RANGE OF DISCRETIONARY CONSIDERATIONS WHEN EVALUATING A BUSINESS PROPOSAL. AS A RESULT, MANAGEMENT COULD CITE THE EFFECT ON OTHER CONSTITUENCIES TO JUSTIFY REJECTING A TAKEOVER OFFER THAT MIGHT BE IN THE BEST INTERESTS OF THE SHAREHOLDERS.

ADOPT FAIR PRICE PROVISION ISSUE CODE 1460

VOTE FOR A MANAGEMENT PROPOSAL TO ESTABLISH A FAIR PRICE PROVISION.

FAIR PRICE PROVISIONS HELP GUARD AGAINST TWO-TIERED TENDER OFFERS, IN WHICH A RAIDER OFFERS A SUBSTANTIALLY HIGHER CASH BID FOR AN INITIAL AND OFTEN CONTROLLING STAKE IN A COMPANY AND THEN OFFERS A LOWER PRICE FOR THE REMAINING SHARES. THE COERCIVE PRESSURES ASSOCIATED WITH TWO-TIERED OFFERS MAY FORCE SHAREHOLDERS TO TENDER HEIR HOLDINGS BEFORE THEY HAVE CONSIDERED ALL RELEVANT FACTS. THESE PROVISIONS GUARANTEE AN EQUAL PRICE FOR ALL SHAREHOLDERS. THESE PROVISIONS ARE DESIGNED TO PROTECT SHAREHOLDERS IN THE EVENT THE CORPORATION IS ACQUIRED UNDER A PLAN NOT APPROVED BY THE BOARD. NORMALLY, THEY REQUIRE THAT ANY TENDER OFFER MADE BY A THIRD PARTY BE MADE TO ALL SHAREHOLDERS AT THE SAME PRICE. FAIR PRICING PROVISIONS ATTEMPT TO LIMIT "TWO-TIERED TAKEOVERS", WHERE A BIDDER INITIALLY OFFERS A PREMIUM FOR ENOUGH SHARES TO GARNER CONTROL AND THEREAFTER OFFERS A MUCH LOWER PRICE TO THE REMAINING HOLDERS (USUALLY SMALLER INVESTORS). MOST OF THESE PROVISIONS DO NOT APPLY IF AN OFFER IS APPROVED BY A TARGET'S BOARD OR IF THE BIDDER OBTAINS A SPECIFIED LEVEL OF APPROVAL FROM THE TARGET'S SHAREHOLDERS. WHILE WE SUPPORT FAIR PRICING PROVISIONS, WE WILL NOT VOTE FOR THEM IF THEY ARE TIED TO OTHER ANTI-TAKEOVER PROVISIONS (SUCH AS EXCESSIVE SUPERMAJORITY RULES) THAT WE OPPOSE. VOTE FOR A MANAGEMENT PROPOSAL TO ESTABLISH A FAIR PRICE PROVISION.

AMEND FAIR PRICE PROVISION ISSUE CODE 1461

Vote AGAINST a management proposal to amend a fair price provision.

FAIR PRICE PROVISIONS MAY STIFLE BIDDER INTEREST IN A COMPANY ALTOGETHER AND THEREBY DEVALUE ITS STOCK. SOME ECONOMIC STUDIES HAVE SHOWN SLIGHT NEGATIVE STOCK PRICE EFFECTS ON THE ADOPTION OF FAIR PRICE AMENDMENTS.

                                        246
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

THESE PROVISIONS OFTEN INCLUDE SUPERMAJORITY VOTE REQUIREMENTS, WHICH ARE SO HIGH THAT SHAREHOLDERS FEEL THEY MAY DISCOURAGE TENDER OFFERS ALTOGETHER.


REPEAL FAIR PRICE PROVISION ISSUE CODE 1462


VOTE AGAINST A MANAGEMENT PROPOSAL TO REPEAL A FAIR PRICE PROVISION.


FAIR PRICE PROVISIONS HELP GUARD AGAINST TWO-TIERED TENDER OFFERS, IN WHICH A RAIDER OFFERS A SUBSTANTIALLY HIGHER CASH BID FOR AN INITIAL AND OFTEN CONTROLLING STAKE IN A COMPANY AND THEN OFFERS A LOWER PRICE FOR THE REMAINING SHARES. THE COERCIVE PRESSURES ASSOCIATED WITH TWO-TIERED OFFERS MAY FORCE SHAREHOLDERS TO TENDER THEIR HOLDINGS BEFORE THEY HAVE CONSIDERED ALL RELEVANT FACTS. THESE PROVISIONS GUARANTEE AN EQUAL PRICE FOR ALL SHAREHOLDERS.


ADOPT ANTI GREENMAIL PROVISION ISSUE CODE 1470


VOTE FOR A MANAGEMENT PROPOSAL TO LIMIT THE PAYMENT OF GREENMAIL.


GREENMAIL IS THE NAME GIVEN TO CERTAIN DISCRIMINATORY SHARE REPURCHASES. TYPICALLY, IT REFERS TO PAYMENTS THAT A RAIDER RECEIVES FROM A COMPANY IN EXCHANGE FOR THE RAIDER'S SHARES AND A GUARANTEE HE WILL TERMINATE A TAKEOVER BID. THIS PAYMENT IS USUALLY A PREMIUM ABOVE THE MARKET PRICE, SO WHILE GREENMAIL CAN ENSURE THE CONTINUED INDEPENDENCE OF A COMPANY, IT DISCRIMINATES AGAINST THE OTHER STOCKHOLDERS. BUYING OUT THE SHARES OF ONE OWNER AT A PRICE NOT AVAILABLE TO OTHERS IS UNFAIR. THE PAYMENT OF GREENMAIL MAY ALSO HAVE AN ADVERSE EFFECT ON THE COMPANY'S IMAGE, AMONG BOTH BUSINESS ASSOCIATES AND CONSUMERS. ECONOMIC STUDIES SHOW THAT GREENMAIL DEVALUES A COMPANY'S STOCK PRICE.


ADOPT ADVANCE NOTICE REQUIREMENT ISSUE CODE 1480


VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT ADVANCE NOTICE REQUIREMENTS.


ADVANCE NOTICE LIMITS SHAREHOLDERS' RIGHT TO PRESENT BUSINESS OR NOMINATE DIRECTORS AT THE ANNUAL MEETING. LIMITING SHAREHOLDERS' RIGHTS BY ASSURING THAT MANAGEMENT HAS COMPLETE KNOWLEDGE OF ALL PRESENTATIONS AND SHAREHOLDER NOMINATIONS SERVES TO ENTRENCH MANAGEMENT BY PROVIDING IT TIME TO COUNTERATTACK ANY ISSUE THAT IT DOES NOT SUPPORT, OR BY ALLOWING IT TO DISMISS BUSINESS OR A SHAREHOLDER'S NOMINATION FOR DIRECTOR IF NOT PRESENTED IN ACCORDANCE WITH THE NOTICE PROVISIONS.


OPT OUT OF STATE TAKEOVER LAW ISSUE CODE 1490


VOTE CASE BY CASE


OPT INTO STATE  TAKEOVER LAW ISSUE CODE 1491


VOTE CASE BY CASE


ADOPT STOCK INCENTIVE PLAN ISSUE CODE 1500


VOTE CASE-BY-CASE ON A MANAGEMENT PROPOSAL TO ADOPT A STOCK OPTION PLAN FOR EMPLOYEES.

                                        247
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN FOR EMPLOYEES IF THE DILUTION REPRESENTED BY THE PROPOSAL, AS CALCULATED BY ISS, IS MORE THAN 10 %.

VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN FOR EMPLOYEES IF POTENTIAL DILUTION FROM ALL COMPANY PLANS, INCLUDING THIS PROPOSAL, AS CALCULATED BY ISS, IS MORE THAN 15 %.

VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN FOR EMPLOYEES IF THE PLAN ALLOWS THE PLAN ADMINISTRATORS TO RE-PRICE OR REPLACE UNDERWATER OPTIONS.

VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN IF THE PLAN HAS A SHARE REPLENISHMENT FEATURE --THAT IS, IT ADDS A SPECIFIED NUMBER OR PERCENTAGE OF OUTSTANDING SHARES FOR AWARD EACH YEAR.

VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN FOR EMPLOYEES IF THE PLAN ALLOWS NON-QUALIFIED OPTIONS TO BE PRICED AT LESS THAN 90% OF THE FAIR MARKET VALUE ON THE GRANT DATE.

DILUTION:

VOTE AGAINST A NEW PLAN IF THE SHARES SET ASIDE EXCEED 10% OF THE COMPANY'S OUTSTANDING SHARES OR VOTE AGAINST IF THE TOTAL SET ASIDE UNDER ALL EXECUTIVE AND DIRECTORS COMPENSATION PLANS (OLD AND NEW), EXCEEDS 15% OF SHARES OUTSTANDING.

AND

VOTE AGAINST NEW PLANS THAT ALLOW RE-PRICING (I.E. UNDERWATER OPTIONS).

PROPOSALS ON COMPENSATION FOR EXECUTIVES AND DIRECTORS ARE THE ISSUES SUBMITTED MOST FREQUENTLY TO SHAREHOLDER VOTE (AFTER THE ELECTION OF DIRECTORS AND APPOINTMENT OF ACCOUNTANTS). THE NUMBER OF PROPOSALS IN THESE AREAS HAS INCREASED AS THE RESULT OF TAX LAW CHANGES. THE MOST RECENT TAX BILL MAKES "EXCESSIVE" EXECUTIVE PAY NON-DEDUCTIBLE UNLESS A SHAREHOLDER-APPROVED "PAY FOR PERFORMANCE" PLAN IS IN PLACE. JENNISON GENERALLY SUPPORTS COMPENSATION PLANS THAT LINK EMPLOYEE AND DIRECTOR PAY TO SHAREHOLDER RETURNS. WE ALSO BELIEVE THAT ACTUAL PARTICIPANTS IN AN INDUSTRY HAVE THE BEST UNDERSTANDING OF THE COMPENSATION LEVELS NEEDED TO ATTRACT AND RETAIN KEY PERSONNEL. WE SUPPORT CASH-BASED COMPENSATION PLANS BECAUSE THEY ARE GENERALLY TIED TO PERFORMANCE GOALS AND BECAUSE THEY DO NOT CREATE DILUTION. ON THE OTHER HAND, STOCK-BASED COMPENSATION PLANS CAN BE DETRIMENTAL TO SHAREHOLDER INTERESTS IF NOT CAREFULLY CONSTRUCTED. FOR EXAMPLE, STOCK OPTION PLANS CAN LEAD TO SEVERE DILUTION OF OUTSIDE SHAREHOLDERS OR CAN INSULATE EXECUTIVES FROM A FALLING SHARE PRICE AND, AS A RESULT, FROM SHAREHOLDER INTERESTS. WE WILL OPPOSE COMPENSATION PLANS UNDER THE FOLLOWING CIRCUMSTANCES DILUTION: IN ORDER TO PREVENT EXCESSIVE DILUTION, WE WOULD OPPOSE A NEW PLAN IF THE SHARES SET ASIDE EXCEED 10% OF THE COMPANY'S OUTSTANDING SHARES OR IF THE TOTAL SET ASIDE UNDER ALL EXECUTIVE AND DIRECTORS COMPENSATION PLANS (OLD AND NEW), EXCEEDS 15% OF SHARES OUTSTANDING "EVERGREEN"
PLANS: UNLIKE MOST CURRENT STOCK OPTIONS PLANS, WHICH MUST BE REAUTHORIZED ANNUALLY, "EVERGREEN" PLANS HAVE NO TERMINATION DATE. WHILE ANNUAL DILUTION IS NORMALLY VERY LOW (TYPICALLY 1% PER YEAR), SHAREHOLDERS MAY SUFFER FROM "CREEPING DILUTION" OVER AN EXTENDED PERIOD OF TIME. WE BELIEVE THAT SHAREHOLDER SHOULD RETAIN CONTROL OVER COMPENSATION PLANS AND, THEREFORE, WILL OPPOSE PLANS WITHOUT TERMINATION DATES DISCOUNTED OPTIONS: WE WILL ALSO OPPOSE PLANS THAT ESTABLISH AN OPTION EXERCISE PRICE MORE THAN 10% BELOW THE CURRENT MARKET PRICE OF THE STOCK'S RE-PRICING OF UNDERWATER OPTIONS:

                                        248
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

     UNDERWATER STOCK OPTIONS ARE THOSE WHERE THE EXERCISES PRICE IS ABOVE THE CURRENT MARKET PRICE (MAKING THE OPTION WORTHLESS TO THE HOLDER). MANY COMPANIES PROPOSE RESETTING THE EXERCISE PRICE WHEN THIS OCCURS. WE WILL OPPOSE RE-PRICING WHEN THE STOCK DECLINE IS DUE TO COMPANY SPECIFIC FACTORS BUT SUPPORT A RESET IF THE DECLINE IS DUE TO GENERAL MARKET CONDITIONS. WE WILL ALSO OPPOSE NEW STOCK OPTION PLANS THAT PERMIT RE-PRICING OF UNDERWATER OPTIONS WITHOUT SHAREHOLDER APPROVAL. WE WILL BE MONITORING DEVELOPMENTS IN THE AREA OF BROAD-BASED EMPLOYEE STOCK OPTION PLANS. WE SUPPORT EFFORTS TO INCLUDE THE STOCK OPTION PLANS IN A COMPANY'S FINANCIAL STATEMENTS. IF OPTION COSTS WERE INCLUDED IN EARNINGS (AS ARE ALL OTHER COMPENSATION EXPENSES), WE WOULD SEE LESS NEED FOR SPECIFIC SHAREHOLDER APPROVAL.

AMEND STOCK INCENTIVE PLAN ISSUE CODE 1501

VOTE CASE-BY-CASE ON A MANAGEMENT PROPOSAL TO AMEND A STOCK OPTION PLAN FOR EMPLOYEES.

VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN FOR EMPLOYEES IF THE DILUTION REPRESENTED BY THE PROPOSAL, AS CALCULATED BY ISS, IS MORE THAN 10 %.

VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN FOR EMPLOYEES IF POTENTIAL DILUTION FROM ALL COMPANY PLANS, INCLUDING THIS PROPOSAL, AS CALCULATED BY ISS, IS MORE THAN 15 %.

VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN FOR EMPLOYEES IF THE PLAN ALLOWS THE PLAN ADMINISTRATORS TO RE-PRICE OR REPLACE UNDERWATER OPTIONS.

VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN IF THE PLAN HAS A SHARE REPLENISHMENT FEATURE --THAT IS, IT ADDS A SPECIFIED NUMBER OR PERCENTAGE OF OUTSTANDING SHARES FOR AWARD EACH YEAR.

VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN FOR EMPLOYEES IF THE PLAN ALLOWS NON-QUALIFIED OPTIONS TO BE PRICED AT LESS THAN 90% OF THE FAIR MARKET VALUE ON THE GRANT DATE.

PROPOSALS ON COMPENSATION FOR EXECUTIVES AND DIRECTORS ARE THE ISSUES SUBMITTED MOST FREQUENTLY TO SHAREHOLDER VOTE (AFTER THE ELECTION OF DIRECTORS AND APPOINTMENT OF ACCOUNTANTS). THE NUMBER OF PROPOSALS IN THESE AREAS HAS INCREASED AS THE RESULT OF TAX LAW CHANGES. THE MOST RECENT TAX BILL MAKES "EXCESSIVE" EXECUTIVE PAY NON-DEDUCTIBLE UNLESS A SHAREHOLDER-APPROVED "PAY FOR PERFORMANCE" PLAN IS IN PLACE. JENNISON GENERALLY SUPPORTS COMPENSATION PLANS THAT LINK EMPLOYEE AND DIRECTOR PAY TO SHAREHOLDER RETURNS. WE ALSO BELIEVE THAT ACTUAL PARTICIPANTS IN AN INDUSTRY HAVE THE BEST UNDERSTANDING OF THE COMPENSATION LEVELS NEEDED TO ATTRACT AND RETAIN KEY PERSONNEL. WE SUPPORT CASH-BASED COMPENSATION PLANS BECAUSE THEY ARE GENERALLY TIED TO PERFORMANCE GOALS AND BECAUSE THEY DO NOT CREATE DILUTION. ON THE OTHER HAND, STOCK-BASED COMPENSATION PLANS CAN BE DETRIMENTAL TO SHAREHOLDER INTERESTS IF NOT CAREFULLY CONSTRUCTED. FOR EXAMPLE, STOCK OPTION PLANS CAN LEAD TO SEVERE DILUTION OF OUTSIDE SHAREHOLDERS OR CAN INSULATE EXECUTIVES FROM A FALLING SHARE PRICE AND, AS A RESULT, FROM SHAREHOLDER INTERESTS. WE WILL OPPOSE COMPENSATION PLANS UNDER THE FOLLOWING CIRCUMSTANCES DILUTION: IN ORDER TO PREVENT EXCESSIVE DILUTION, WE WOULD OPPOSE A NEW PLAN IF THE SHARES SET ASIDE EXCEED 10% OF THE COMPANY'S OUTSTANDING SHARES OR IF THE TOTAL SET ASIDE UNDER ALL EXECUTIVE AND DIRECTORS COMPENSATION PLANS (OLD AND NEW), EXCEEDS 15% OF SHARES OUTSTANDING "EVERGREEN"
PLANS: UNLIKE MOST CURRENT STOCK OPTIONS PLANS, WHICH MUST BE REAUTHORIZED ANNUALLY, "EVERGREEN" PLANS HAVE NO TERMINATION DATE. WHILE ANNUAL DILUTION IS NORMALLY VERY LOW (TYPICALLY 1% PER YEAR), SHAREHOLDERS MAY SUFFER FROM "CREEPING DILUTION" OVER AN EXTENDED PERIOD OF TIME. WE BELIEVE THAT

                                        249
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

SHAREHOLDER SHOULD RETAIN CONTROL OVER COMPENSATION PLANS AND, THEREFORE, WILL OPPOSE PLANS WITHOUT TERMINATION DATES DISCOUNTED OPTIONS: WE WILL ALSO OPPOSE PLANS THAT ESTABLISH AN OPTION EXERCISE PRICE MORE THAN 10% BELOW THE CURRENT MARKET PRICE OF THE STOCK'S RE-PRICING OF UNDERWATER OPTIONS:

     UNDERWATER STOCK OPTIONS ARE THOSE WHERE THE EXERCISES PRICE IS ABOVE THE CURRENT MARKET PRICE (MAKING THE OPTION WORTHLESS TO THE HOLDER). MANY COMPANIES PROPOSE RESETTING THE EXERCISE PRICE WHEN THIS OCCURS. WE WILL OPPOSE RE-PRICING WHEN THE STOCK DECLINE IS DUE TO COMPANY SPECIFIC FACTORS BUT SUPPORT A RESET IF THE DECLINE IS DUE TO GENERAL MARKET CONDITIONS. WE WILL ALSO OPPOSE NEW STOCK OPTION PLANS, WHICH PERMIT RE-PRICING OF UNDERWATER OPTIONS WITHOUT SHAREHOLDER APPROVAL. WE WILL BE MONITORING DEVELOPMENTS IN THE AREA OF BROAD-BASED EMPLOYEE STOCK OPTION PLANS. WE SUPPORT EFFORTS TO INCLUDE THE STOCK OPTION PLANS IN A COMPANY'S FINANCIAL STATEMENTS. IF OPTION COSTS WERE INCLUDED IN EARNINGS (AS ARE ALL OTHER COMPENSATION EXPENSES), WE WOULD SEE LESS NEED FOR SPECIFIC SHAREHOLDER APPROVAL.

ADD SHARES TO STOCK INCENTIVE PLAN ISSUE CODE 1502

VOTE CASE-BY-CASE ON A MANAGEMENT PROPOSAL TO ADD SHARES TO A STOCK OPTION PLAN FOR EMPLOYEES.

VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN FOR EMPLOYEES IF THE DILUTION REPRESENTED BY THE PROPOSAL, AS CALCULATED BY ISS, IS MORE THAN 10 %.

VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN FOR EMPLOYEES IF POTENTIAL DILUTION FROM ALL COMPANY PLANS, INCLUDING THIS PROPOSAL, AS CALCULATED BY ISS, IS MORE THAN 15 %.

VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN FOR EMPLOYEES IF THE PLAN ALLOWS THE PLAN ADMINISTRATORS TO RE-PRICE OR REPLACE UNDERWATER OPTIONS.

VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN IF THE PLAN HAS A SHARE REPLENISHMENT FEATURE --THAT IS, IT ADDS A SPECIFIED NUMBER OR PERCENTAGE OF OUTSTANDING SHARES FOR AWARD EACH YEAR.

VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN FOR EMPLOYEES IF THE PLAN ALLOWS NON-QUALIFIED OPTIONS TO BE PRICED AT LESS THAN 90% OF THE FAIR MARKET VALUE ON THE GRANT DATE.

PROPOSALS ON COMPENSATION FOR EXECUTIVES AND DIRECTORS ARE THE ISSUES SUBMITTED MOST FREQUENTLY TO SHAREHOLDER VOTE (AFTER THE ELECTION OF DIRECTORS AND APPOINTMENT OF ACCOUNTANTS). THE NUMBER OF PROPOSALS IN THESE AREAS HAS INCREASED AS THE RESULT OF TAX LAW CHANGES. THE MOST RECENT TAX BILL MAKES "EXCESSIVE" EXECUTIVE PAY NON-DEDUCTIBLE UNLESS A SHAREHOLDER-APPROVED "PAY FOR PERFORMANCE" PLAN IS IN PLACE. JENNISON GENERALLY SUPPORTS COMPENSATION PLANS THAT LINK EMPLOYEE AND DIRECTOR PAY TO SHAREHOLDER RETURNS. WE ALSO BELIEVE THAT ACTUAL PARTICIPANTS IN AN INDUSTRY HAVE THE BEST UNDERSTANDING OF THE COMPENSATION LEVELS NEEDED TO ATTRACT AND RETAIN KEY PERSONNEL. WE SUPPORT CASH-BASED COMPENSATION PLANS BECAUSE THEY ARE GENERALLY TIED TO PERFORMANCE GOALS AND BECAUSE THEY DO NOT CREATE DILUTION. ON THE OTHER HAND, STOCK-BASED COMPENSATION PLANS CAN BE DETRIMENTAL TO SHAREHOLDER INTERESTS IF NOT CAREFULLY CONSTRUCTED. FOR EXAMPLE, STOCK OPTION PLANS CAN LEAD TO SEVERE DILUTION OF OUTSIDE SHAREHOLDERS OR CAN INSULATE EXECUTIVES FROM A FALLING SHARE PRICE AND, AS A RESULT, FROM SHAREHOLDER INTERESTS. WE WILL OPPOSE COMPENSATION PLANS UNDER THE FOLLOWING CIRCUMSTANCES: DILUTION: IN ORDER TO PREVENT EXCESSIVE DILUTION, WE WOULD OPPOSE A NEW PLAN IF THE SHARES SET ASIDE EXCEED 10% OF THE COMPANY'S OUTSTANDING SHARES OR IF THE TOTAL SET ASIDE UNDER ALL EXECUTIVE AND DIRECTORS COMPENSATION PLANS (OLD AND NEW), EXCEEDS 15% OF SHARES OUTSTANDING.

                                        250
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

     "EVERGREEN"PLANS: UNLIKE MOST CURRENT STOCK OPTIONS PLANS, WHICH MUST BE REAUTHORIZED ANNUALLY, "EVERGREEN" PLANS HAVE NO TERMINATION DATE. WHILE ANNUAL DILUTION IS NORMALLY VERY LOW (TYPICALLY 1% PER YEAR), SHAREHOLDERS MAY SUFFER FROM "CREEPING DILUTION" OVER AN EXTENDED PERIOD OF TIME. WE BELIEVE THAT SHAREHOLDER SHOULD RETAIN CONTROL OVER COMPENSATION PLANS AND, THEREFORE, WILL OPPOSE PLANS WITHOUT TERMINATION DATES. DISCOUNTED OPTIONS: WE WILL ALSO OPPOSE PLANS THAT ESTABLISH AN OPTION EXERCISE PRICE MORE THAN 10% BELOW THE CURRENT MARKET PRICE OF THE STOCK. RE-PRICING OF UNDERWATER OPTIONS: UNDERWATER STOCK OPTIONS ARE THOSE WHERE THE EXERCISES PRICE IS ABOVE THE CURRENT MARKET PRICE (MAKING THE OPTION WORTHLESS TO THE HOLDER). MANY COMPANIES PROPOSE RESETTING THE EXERCISE PRICE WHEN THIS OCCURS. WE WILL OPPOSE RE-PRICING WHEN THE STOCK DECLINE IS DUE TO COMPANY SPECIFIC FACTORS BUT SUPPORT A RESET IF THE DECLINE IS DUE TO GENERAL MARKET CONDITIONS. WE WILL ALSO OPPOSE NEW STOCK OPTION PLANS THAT PERMIT RE-PRICING OF UNDERWATER OPTIONS WITHOUT SHAREHOLDER APPROVAL. WE WILL BE MONITORING DEVELOPMENTS IN THE AREA OF BROAD-BASED EMPLOYEE STOCK OPTION PLANS. WE SUPPORT EFFORTS TO INCLUDE THE STOCK OPTION PLANS IN A COMPANY'S FINANCIAL STATEMENTS. IF OPTION COSTS WERE INCLUDED IN EARNINGS (AS ARE ALL OTHER COMPENSATION EXPENSES), WE WOULD SEE LESS NEED FOR SPECIFIC SHAREHOLDER APPROVAL.

LIMIT PER-EMPLOYEE AWARD ISSUE CODE 1503

VOTE CASE-BY-CASE ON A MANAGEMENT PROPOSAL TO LIMIT PER-EMPLOYEE ANNUAL OPTION AWARDS.

EXTEND TERM OF STOCK INCENTIVE PLAN ISSUE CODE 1505

VOTE CASE BY CASE

VOTE CASE-BY-CASE ON A MANAGEMENT PROPOSAL TO ADD SHARES TO A STOCK OPTION PLAN FOR EMPLOYEES.

VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN FOR EMPLOYEES IF THE DILUTION REPRESENTED BY THE PROPOSAL, AS CALCULATED BY ISS, IS MORE THAN 10 %.

VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN FOR EMPLOYEES IF POTENTIAL DILUTION FROM ALL COMPANY PLANS, INCLUDING THIS PROPOSAL, AS CALCULATED BY ISS, IS MORE THAN 15 %.

VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN FOR EMPLOYEES IF THE PLAN ALLOWS THE PLAN ADMINISTRATORS TO RE-PRICE OR REPLACE UNDERWATER OPTIONS.

VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN IF THE PLAN HAS A SHARE REPLENISHMENT FEATURE --THAT IS, IT ADDS A SPECIFIED NUMBER OR PERCENTAGE OF OUTSTANDING SHARES FOR AWARD EACH YEAR.

VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN FOR EMPLOYEES IF THE PLAN ALLOWS NON-QUALIFIED OPTIONS TO BE PRICED AT LESS THAN 90% OF THE FAIR MARKET VALUE ON THE GRANT DATE.


PROPOSALS ON COMPENSATION FOR EXECUTIVES AND DIRECTORS ARE THE ISSUES SUBMITTED MOST FREQUENTLY TO SHAREHOLDER VOTE (AFTER THE ELECTION OF DIRECTORS AND APPOINTMENT OF ACCOUNTANTS). THE NUMBER OF PROPOSALS IN THESE AREAS HAS INCREASED AS THE RESULT OF TAX LAW CHANGES. THE MOST RECENT TAX BILL MAKES "EXCESSIVE" EXECUTIVE PAY NON-DEDUCTIBLE UNLESS A SHAREHOLDER-APPROVED "PAY FOR PERFORMANCE" PLAN IS IN PLACE. JENNISON GENERALLY SUPPORTS COMPENSATION PLANS THAT LINK EMPLOYEE AND DIRECTOR PAY TO SHAREHOLDER RETURNS.

                                        251
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

WE ALSO BELIEVE THAT ACTUAL PARTICIPANTS IN AN INDUSTRY HAVE THE BEST UNDERSTANDING OF THE COMPENSATION LEVELS NEEDED TO ATTRACT AND RETAIN KEY PERSONNEL. WE SUPPORT CASH-BASED COMPENSATION PLANS BECAUSE THEY ARE GENERALLY TIED TO PERFORMANCE GOALS AND BECAUSE THEY DO NOT CREATE DILUTION. ON THE OTHER HAND, STOCK-BASED COMPENSATION PLANS CAN BE DETRIMENTAL TO SHAREHOLDER INTERESTS IF NOT CAREFULLY CONSTRUCTED. FOR EXAMPLE, STOCK OPTION PLANS CAN LEAD TO SEVERE DILUTION OF OUTSIDE SHAREHOLDERS OR CAN INSULATE EXECUTIVES FROM A FALLING SHARE PRICE AND, AS A RESULT, FROM SHAREHOLDER INTERESTS. WE WILL OPPOSE COMPENSATION PLANS UNDER THE FOLLOWING CIRCUMSTANCES: DILUTION: IN ORDER TO PREVENT EXCESSIVE DILUTION, WE WOULD OPPOSE A NEW PLAN IF THE SHARES SET ASIDE EXCEED 10% OF THE COMPANY'S OUTSTANDING SHARES OR IF THE TOTAL SET ASIDE UNDER ALL EXECUTIVE AND DIRECTORS COMPENSATION PLANS (OLD AND NEW), EXCEEDS 15% OF SHARES OUTSTANDING. "EVERGREEN" PLANS: UNLIKE MOST CURRENT STOCK OPTIONS PLANS, WHICH MUST BE REAUTHORIZED ANNUALLY, "EVERGREEN" PLANS HAVE NO TERMINATION DATE. WHILE ANNUAL DILUTION IS NORMALLY VERY LOW (TYPICALLY 1% PER YEAR), SHAREHOLDERS MAY SUFFER FROM "CREEPING DILUTION" OVER AN EXTENDED PERIOD OF TIME. WE BELIEVE THAT SHAREHOLDER SHOULD RETAIN CONTROL OVER COMPENSATION PLANS AND, THEREFORE, WILL OPPOSE PLANS WITHOUT TERMINATION DATES. DISCOUNTED OPTIONS: WE WILL ALSO OPPOSE PLANS THAT ESTABLISH AN OPTION EXERCISE PRICE MORE THAN 10% BELOW THE CURRENT MARKET PRICE OF THE STOCK. RE-PRICING OF UNDERWATER OPTIONS: UNDERWATER STOCK OPTIONS ARE THOSE WHERE THE EXERCISES PRICE IS ABOVE THE CURRENT MARKET PRICE (MAKING THE OPTION WORTHLESS TO THE HOLDER). MANY COMPANIES PROPOSE RESETTING THE EXERCISE PRICE WHEN THIS OCCURS. WE WILL OPPOSE RE-PRICING WHEN THE STOCK DECLINE IS DUE TO COMPANY SPECIFIC FACTORS BUT SUPPORT A RESET IF THE DECLINE IS DUE TO GENERAL MARKET CONDITIONS. WE WILL ALSO OPPOSE NEW STOCK OPTION PLANS THAT PERMIT RE-PRICING OF UNDERWATER OPTIONS WITHOUT SHAREHOLDER APPROVAL. WE WILL BE MONITORING DEVELOPMENTS IN THE AREA OF BROAD-BASED EMPLOYEE STOCK OPTION PLANS. WE SUPPORT EFFORTS TO INCLUDE THE STOCK OPTION PLANS IN A COMPANY'S FINANCIAL STATEMENTS. IF OPTION COSTS WERE INCLUDED IN EARNINGS (AS ARE ALL OTHER COMPENSATION EXPENSES), WE WOULD SEE LESS NEED FOR SPECIFIC SHAREHOLDER APPROVAL.

ADOPT DIRECTOR STOCK INCENTIVE PLAN ISSUE CODE 1510

VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK OPTION PLAN FOR NON-EMPLOYEE DIRECTORS.

IN LIGHT OF THE SIGNIFICANT ROLE OF OUTSIDE DIRECTORS, JENNISON BELIEVES THAT OUTSIDE DIRECTORS DESERVE REASONABLE COMPENSATION FOR THEIR SERVICES. JENNISON BELIEVES THAT OUTSIDE DIRECTOR COMPENSATION SHOULD BE IN THE FORM OF CASH OR AWARDS OF STOCK, BUT SHOULD NOT INCLUDE ANY OTHER OPTION, PENSION OR BENEFIT PLANS. JENNISON BELIEVES THAT PROVIDING SUCH OPTION, PENSION OR BENEFIT PLANS TO OUTSIDE DIRECTORS MAY CREATE A CONFLICT OF INTEREST AND COMPROMISE SUCH DIRECTORS' ABILITY TO VOTE INDEPENDENTLY ON EXECUTIVE MANAGEMENT AND EMPLOYEE OPTION, PENSION AND BENEFIT PLANS.

AMEND DIRECTOR STOCK INCENTIVE PLAN ISSUE CODE 1511

VOTE AGAINST A MANAGEMENT PROPOSAL TO AMEND A STOCK OPTION PLAN FOR NON-EMPLOYEE DIRECTORS.

IN LIGHT OF THE SIGNIFICANT ROLE OF OUTSIDE DIRECTORS, JENNISON BELIEVES THAT OUTSIDE DIRECTORS DESERVE REASONABLE COMPENSATION FOR THEIR SERVICES. JENNISON BELIEVES THAT OUTSIDE DIRECTOR COMPENSATION SHOULD BE IN THE FORM OF CASH OR AWARDS OF STOCK, BUT SHOULD NOT INCLUDE ANY OTHER OPTION, PENSION OR BENEFIT PLANS. JENNISON BELIEVES THAT PROVIDING SUCH OPTION, PENSION OR BENEFIT PLANS TO OUTSIDE DIRECTORS MAY CREATE A CONFLICT OF INTEREST AND COMPROMISE SUCH DIRECTORS' ABILITY TO VOTE INDEPENDENTLY ON EXECUTIVE MANAGEMENT AND EMPLOYEE OPTION, PENSION AND BENEFIT PLANS.

                                        252
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

ADD SHARES TO DIRECTOR STOCK INCENTIVE PLAN ISSUE CODE 1512

VOTE AGAINST A MANAGEMENT PROPOSAL TO ADD SHARES TO A STOCK OPTION PLAN FOR NON-EMPLOYEE DIRECTORS.

IN LIGHT OF THE SIGNIFICANT ROLE OF OUTSIDE DIRECTORS, JENNISON BELIEVES THAT OUTSIDE DIRECTORS DESERVE REASONABLE COMPENSATION FOR THEIR SERVICES. JENNISON BELIEVES THAT OUTSIDE DIRECTOR COMPENSATION SHOULD BE IN THE FORM OF CASH OR AWARDS OF STOCK, BUT SHOULD NOT INCLUDE ANY OTHER OPTION, PENSION OR BENEFIT PLANS. JENNISON FURTHER BELIEVES THAT PROVIDING SUCH OPTION, PENSION OR BENEFIT PLANS TO OUTSIDE DIRECTORS MAY CREATE A CONFLICT OF INTEREST AND COMPROMISE SUCH DIRECTORS' ABILITY TO VOTE INDEPENDENTLY ON EXECUTIVE MANAGEMENT AND EMPLOYEE OPTION, PENSION AND BENEFIT PLANS.

ADOPT EMPLOYEE STOCK PURCHASE PLAN ISSUE CODE 1520

VOTE CASE-BY-CASE ON A MANAGEMENT PROPOSAL TO ADOPT AN EMPLOYEE STOCK PURCHASE PLAN.

VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT AN EMPLOYEE STOCK PURCHASE PLAN IF THE PROPOSED PLAN ALLOWS EMPLOYEES TO PURCHASE STOCK AT PRICES OF LESS THAN 85% OF THE STOCK'S FAIR MARKET VALUE.

VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT AN EMPLOYEE STOCK PURCHASE PLAN IF THE EQUITY DILUTION REPRESENTED BY THE PROPOSED PLAN, AS CALCULATED BY ISS, IS MORE THAN 10%

VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT AN EMPLOYEE STOCK PURCHASE PLAN IF THE POTENTIAL DILUTION OF ALL PLANS, AS CALCULATED BY ISS, IS MORE THAN 15%.

EMPLOYEE STOCK PURCHASE PLANS ALLOW THE EMPLOYEES OF A COMPANY TO PURCHASE THE COMPANY'S STOCK AT MARKET OR BELOW-MARKET PRICES. IN PRINCIPLE WE ENCOURAGE SUCH PLANS AS THE EMPLOYEES BECOME SHAREHOLDERS AND THEIR INTERESTS ARE ALIGNED WITH OURS. HOWEVER, WE DO WANT TO PREVENT EXCESSIVE DILUTION STEMMING FROM PLANS THAT ALLOW EMPLOYEES TO PURCHASE STOCK AT SIGNIFICANT MARKET DISCOUNTS. WE WILL SUPPORT EMPLOYEE STOCK PURCHASE PLANS IF THE COST BASIS TO THE EMPLOYEE IS AT LEAST 85% OF THE FAIR MARKET VALUE (I.E. DISCOUNT IS LESS THAN 15%). IF THE COST BASIS IS GREATER THAN 75% BUT LESS THAN 85% OF FAIR MARKET VALUE (DISCOUNT OF 15% TO 25%) WE WILL SUPPORT THE PLAN ONLY IF IT PASSES A DILUTION TEST WHICH REQUIRES THAT THE DILUTION FROM THE PLAN DOES NOT EXCEED 10% OF THE COMPANY'S OUTSTANDING STOCK AND THE TOTAL DILUTION FROM ALL EMPLOYEE STOCK OPTION AND STOCK PURCHASE PLANS (OLD AND NEW) DOES NOT EXCEED 15%. IF THE COST BASIS IS BELOW 76% OF THE FAIR MARKET VALUE (DISCOUNT GREATER THAN 25%) WE WILL OPPOSE THE PLAN.

VOTE AGAINST NEW PLANS THAT ALLOW RE-PRICING (I.E. UNDERWATER OPTIONS).

AMEND EMPLOYEE STOCK PURCHASE PLAN ISSUE CODE 1521

VOTE CASE-BY-CASE ON A MANAGEMENT PROPOSAL TO AMEND AN EMPLOYEE STOCK PURCHASE PLAN.

EMPLOYEE STOCK PURCHASE PLANS ALLOW THE EMPLOYEES OF A COMPANY TO PURCHASE THE COMPANY'S STOCK AT MARKET OR BELOW-MARKET PRICES. IN PRINCIPLE WE ENCOURAGE SUCH PLANS AS THE EMPLOYEES BECOME SHAREHOLDERS AND THEIR INTERESTS ARE ALIGNED WITH OURS. HOWEVER, WE DO WANT TO PREVENT EXCESSIVE DILUTION STEMMING FROM PLANS, WHICH ALLOW EMPLOYEES TO PURCHASE STOCK AT SIGNIFICANT MARKET DISCOUNTS. WE WILL SUPPORT EMPLOYEE STOCK PURCHASE PLANS IF THE COST BASIS TO THE EMPLOYEE IS AT LEAST 85% OF THE FAIR MARKET VALUE (I.E. DISCOUNT IS LESS THAN 15%). IF THE COST BASIS IS GREATER THAN 75% BUT LESS THAN 85% OF FAIR MARKET VALUE (DISCOUNT OF 15%

                                        253
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

TO 25%) WE WILL SUPPORT THE PLAN ONLY IF IT PASSES A DILUTION TEST WHICH REQUIRES THAT THE DILUTION FROM THE PLAN DOES NOT EXCEED 10% OF THE COMPANY'S OUTSTANDING STOCK AND THE TOTAL DILUTION FROM ALL EMPLOYEE STOCK OPTION AND STOCK PURCHASE PLANS (OLD AND NEW) DOES NOT EXCEED 15%. IF THE COST BASIS IS BELOW 76% OF THE FAIR MARKET VALUE (DISCOUNT GREATER THAN 25%) WE WILL OPPOSE THE PLAN.

ADD SHARES TO EMPLOYEE STOCK PURCHASE PLAN ISSUE CODE 1522

VOTE CASE-BY-CASE ON A MANAGEMENT PROPOSAL TO ADD SHARES TO AN EMPLOYEE STOCK PURCHASE PLAN.

VOTE AGAINST A MANAGEMENT PROPOSAL TO ADD SHARES TO AN EMPLOYEE STOCK PURCHASE PLAN IF THE PROPOSED PLAN ALLOWS EMPLOYEES TO PURCHASE STOCK AT PRICES OF LESS THAN 85% OF THE STOCK'S FAIR MARKET VALUE.

VOTE AGAINST A MANAGEMENT PROPOSAL TO ADD SHARES TO AN EMPLOYEE STOCK PURCHASE PLAN IF THE DILUTION REPRESENTED BY THIS PROPOSAL IS MORE THAN 10% OF THE OUTSTANDING COMMON EQUITY.

VOTE AGAINST A MANAGEMENT PROPOSAL TO ADD SHARES TO AN EMPLOYEE STOCK PURCHASE PLAN IF THE POTENTIAL DILUTION OF ALL PLANS, AS CALCULATED BY ISS, IS MORE THAN 15%.

EMPLOYEE STOCK PURCHASE PLANS ALLOW THE EMPLOYEES OF A COMPANY TO PURCHASE THE COMPANY'S STOCK AT MARKET OR BELOW-MARKET PRICES. IN PRINCIPLE WE ENCOURAGE SUCH PLANS AS THE EMPLOYEES BECOME SHAREHOLDERS AND THEIR INTERESTS ARE ALIGNED WITH OURS. HOWEVER, WE DO WANT TO PREVENT EXCESSIVE DILUTION STEMMING FROM PLANS, WHICH ALLOW EMPLOYEES TO PURCHASE STOCK AT SIGNIFICANT MARKET DISCOUNTS. WE WILL SUPPORT EMPLOYEE STOCK PURCHASE PLANS IF THE COST BASIS TO THE EMPLOYEE IS AT LEAST 85% OF THE FAIR MARKET VALUE (I.E. DISCOUNT IS LESS THAN 15%).

ADOPT STOCK AWARD PLAN ISSUE CODE 1530

VOTE CASE-BY-CASE ON A MANAGEMENT PROPOSAL TO ADOPT A STOCK AWARD PLAN FOR EXECUTIVES.

DILUTION:

VOTE AGAINST A NEW PLAN IF THE SHARES SET ASIDE EXCEED 10% OF THE COMPANY'S OUTSTANDING SHARES OR VOTE AGAINST IF THE TOTAL SET ASIDE UNDER ALL EXECUTIVE AND DIRECTORS COMPENSATION PLANS (OLD AND NEW), EXCEEDS 15% OF SHARES OUTSTANDING.

AMEND STOCK AWARD PLAN ISSUE CODE 1531

VOTE CASE-BY-CASE ON A MANAGEMENT PROPOSAL TO AMEND A STOCK AWARD PLAN FOR EXECUTIVES.

DILUTION:

VOTE AGAINST A NEW PLAN IF THE SHARES SET ASIDE EXCEED 10% OF THE COMPANY'S OUTSTANDING SHARES OR VOTE AGAINST IF THE TOTAL SET ASIDE UNDER ALL EXECUTIVE AND DIRECTORS COMPENSATION PLANS (OLD AND NEW), EXCEEDS 15% OF SHARES OUTSTANDING.

ADD SHARES TO STOCK AWARD PLAN ISSUE CODE 1532

VOTE CASE-BY-CASE ON A MANAGEMENT PROPOSAL TO ADD SHARES TO A STOCK AWARD PLAN FOR EXECUTIVES.

                                        254
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

DILUTION:

VOTE AGAINST A NEW PLAN IF THE SHARES SET ASIDE EXCEED 10% OF THE COMPANY'S OUTSTANDING SHARES OR VOTE AGAINST IF THE TOTAL SET ASIDE UNDER ALL EXECUTIVE AND DIRECTORS COMPENSATION PLANS (OLD AND NEW), EXCEEDS 15% OF SHARES OUTSTANDING.

AND

VOTE AGAINST NEW PLANS THAT ALLOW RE-PRICING (I.E. UNDERWATER OPTIONS).

ADOPT DIRECTOR STOCK AWARD PLAN ISSUE CODE 1540

VOTE CASE-BY-CASE ON A MANAGEMENT PROPOSAL TO ADOPT A STOCK AWARD PLAN FOR NON-EMPLOYEE DIRECTORS.

VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK AWARD PLAN FOR NON-EMPLOYEE DIRECTORS IF THE DILUTION REPRESENTED BY THIS PROPOSAL, AS CALCULATED BY ISS, IS MORE THAN 10%.

VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK AWARD PLAN FOR NON-EMPLOYEE DIRECTORS IF THE POTENTIAL DILUTION FROM ALL PLANS (INCLUDING THIS PROPOSAL), AS CALCULATED BY ISS, IS MORE THAN 15%.

IN LIGHT OF THE SIGNIFICANT ROLE OF OUTSIDE DIRECTORS, JENNISON BELIEVES THAT OUTSIDE DIRECTORS DESERVE REASONABLE COMPENSATION FOR THEIR SERVICES. FURTHERMORE, JENNISON BELIEVES THAT OUTSIDE DIRECTOR COMPENSATION SHOULD BE IN THE FORM OF CASH OR AWARDS OF STOCK, BUT SHOULD NOT INCLUDE ANY OTHER OPTION, PENSION OR BENEFIT PLANS. JENNISON BELIEVES THAT PROVIDING SUCH OPTION, PENSION OR BENEFIT PLANS TO OUTSIDE DIRECTORS MAY CREATE A CONFLICT OF INTEREST AND COMPROMISE SUCH DIRECTORS' ABILITY TO VOTE INDEPENDENTLY ON EXECUTIVE MANAGEMENT AND EMPLOYEE OPTION, PENSION AND BENEFIT PLANS.

AMEND DIRECTOR STOCK AWARD PLAN ISSUE CODE 1541

VOTE CASE-BY-CASE ON A MANAGEMENT PROPOSAL TO AMEND A STOCK AWARD PLAN FOR NON-EMPLOYEE DIRECTORS.

VOTE AGAINST A MANAGEMENT PROPOSAL TO AMEND A STOCK AWARD PLAN FOR NON-EMPLOYEE DIRECTORS IF THE POTENTIAL DILUTION REPRESENTED BY THIS PROPOSAL, AS CALCULATED BY ISS, IS MORE THAN 10%.

VOTE AGAINST A MANAGEMENT PROPOSAL TO AMEND A STOCK AWARD PLAN FOR NON-EMPLOYEE DIRECTORS IF THE POTENTIAL DILUTION FROM ALL PLANS, INCLUDING THIS PROPOSAL, AS CALCULATED BY ISS (OVERHANG), IS MORE THAN 15%.

ADD SHARES TO DIRECTOR STOCK AWARD PLAN ISSUE CODE 1542

VOTE CASE-BY-CASE ON A MANAGEMENT PROPOSAL TO ADD SHARES TO A STOCK AWARD PLAN FOR NON-EMPLOYEE DIRECTORS.

VOTE AGAINST A MANAGEMENT PROPOSAL TO A STOCK AWARD PLAN FOR NON-EMPLOYEE DIRECTORS IF THE DILUTION REPRESENTED BY THE PROPOSAL IS MORE THAN 10% OF THE OUTSTANDING COMMON STOCK.

AND

                                        255
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

VOTE AGAINST A MANAGEMENT PROPOSAL TO ADD SHARES TO A STOCK AWARD PLAN FOR NON-EMPLOYEE DIRECTORS IF THE POTENTIAL DILUTION FROM ALL PLANS, INCLUDING THIS PROPOSAL, AS CALCULATED BY ISS (OVERHANG), IS MORE THAN 15%.

APPROVE ANNUAL BONUS PLAN ISSUE CODE 1560

VOTE CASE-BY-CASE ON A MANAGEMENT PROPOSAL TO APPROVE AN ANNUAL BONUS PLAN.

BONUS PLANS GENERALLY SERVE TO ATTRACT, RETAIN AND MOTIVATE QUALIFIED EXECUTIVES. PAYOUTS UNDER THESE PLANS MAY BE IN CASH OR STOCK AND ARE USUALLY TIED TO THE ATTAINMENT OF CERTAIN FINANCIAL OR OTHER PERFORMANCE GOALS. SINCE BONUS PLANS ARE GENERALLY TIED TO PERFORMANCE, THESE PROPOSALS SHOULD BE SUPPORTED.

VOTE AGAINST A MANAGEMENT PROPOSAL TO APPROVE AN ANNUAL BONUS PLAN IF THE MAXIMUM PER-EMPLOYEE PAYOUT IS NOT DISCLOSED.

THE MAINTENANCE OF FAVORABLE TAX TREATMENT FOR EXECUTIVE COMPENSATION BENEFITS SHAREHOLDERS. COMPANIES SHOULD FOLLOW ALL REQUIREMENTS NECESSARY TO QUALIFY COMPENSATION FOR THE PERFORMANCE EXEMPTION. ANY LOSS OF INCOME TO THE CORPORATION STEMMING FROM A COMPANY'S FAILURE TO RETAIN THIS TAX DEDUCTION WOULD COME OUT OF THE POCKETS OF ITS SHAREHOLDERS. FAILURE TO DISCLOSE THE MAXIMUM PER-EMPLOYEE PAYOUTS MAY COST AN EXEMPTION FROM THE $1 MILLION LIMIT ON THE AMOUNT OF "NON-PERFORMANCE-BASED PAY" THAT A PUBLIC COMPANY MAY DEDUCT FOR INCOME TAX PURPOSES. AS A RESULT, ALL MANAGEMENT PROPOSALS TO APPROVE BONUS PLANS THAT DO NOT DISCLOSE MAXIMUM PER-EMPLOYEE PAYOUTS SHOULD BE OPPOSED.

VOTE AGAINST A MANAGEMENT PROPOSAL TO APPROVE AN ANNUAL BONUS PLAN IF PERFORMANCE CRITERIA ARE NOT DISCLOSED.

SHAREHOLDERS MAY REASONABLY EXPECT TO BE INFORMED OF THE PERFORMANCE MEASURES RELATED TO MANAGEMENT BONUSES. AS A RESULT, MANAGEMENT PROPOSALS TO APPROVE BONUS PLANS THAT DO NOT DISCLOSE PERFORMANCE CRITERIA SHOULD BE OPPOSED.

APPROVE SAVINGS PLAN ISSUE CODE 1561

VOTE FOR A MANAGEMENT PROPOSAL TO ADOPT A SAVINGS PLAN.

THE INTERNAL REVENUE SERVICE LIMITS THE EXTENT TO WHICH "HIGHLY PAID" EMPLOYEES MAY PARTICIPATE IN COMPANY-SPONSORED EMPLOYEE STOCK PURCHASE PLANS AND SAVINGS PLANS SUCH AS 401K SAVINGS PLANS. THESE PROPOSALS ALLOW HIGHLY PAID EXECUTIVES TO ENJOY THE BENEFITS EXTENDED TO A BROAD BASE OF COMPANY EMPLOYEES.

APPROVE OPTION/STOCK AWARDS ISSUE CODE 1562

VOTE CASE-BY-CASE ON A MANAGEMENT PROPOSAL TO GRANT A ONE-TIME STOCK OPTION.

VOTE AGAINST A MANAGEMENT PROPOSAL TO GRANT A ONE-TIME STOCK OPTION IF THE OPTION IS PRICED AT LESS THAN 90% OF THE FAIR MARKET VALUE ON THE GRANT DATE.

VOTE AGAINST A MANAGEMENT PROPOSAL TO GRANT ONE-TIME OPTION/STOCK AWARD IF THE DILUTION REPRESENTED BY THE AWARD, AS CALCULATED BY ISS, IS MORE THAN 10% PERCENT.

                                        256
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

VOTE AGAINST A MANAGEMENT PROPOSAL TO APPROVE A STOCK OPTION OR STOCK AWARD IF MINIMUM EQUITY OVERHANG FROM ALL COMPANY PLANS INCLUDING THIS PROPOSAL, AS CALCULATED BY ISS, IS MORE THAN 15% OF THE TOTAL OUTSTANDING COMMON EQUITY.

ADOPT DEFERRED COMPENSATION PLAN ISSUE CODE 1563

VOTE CASE-BY-CASE ON A MANAGEMENT PROPOSAL TO ADOPT A DEFERRED COMPENSATION
PLAN.

APPROVE LONG-TERM BONUS PLAN ISSUE CODE 1564

VOTE FOR A MANAGEMENT PROPOSAL TO APPROVE A LONG-TERM BONUS PLAN.

BONUS PLANS GENERALLY SERVE TO ATTRACT, RETAIN AND MOTIVATE QUALIFIED EXECUTIVES. PAYOUTS UNDER THESE PLANS MAY BE IN CASH OR STOCK AND ARE USUALLY TIED TO THE ATTAINMENT OF CERTAIN FINANCIAL OR OTHER PERFORMANCE GOALS. SINCE BONUS PLANS ARE GENERALLY TIED TO PERFORMANCE, THESE PROPOSALS SHOULD BE SUPPORTED.

VOTE AGAINST A MANAGEMENT PROPOSAL TO APPROVE A LONG-TERM BONUS PLAN IF THE MAXIMUM PER-EMPLOYEE PAYOUT IS NOT DISCLOSED.

THE MAINTENANCE OF FAVORABLE TAX TREATMENT FOR EXECUTIVE COMPENSATION BENEFITS SHAREHOLDERS. COMPANIES SHOULD FOLLOW ALL REQUIREMENTS NECESSARY TO QUALIFY COMPENSATION FOR THE PERFORMANCE EXEMPTION. ANY LOSS OF INCOME TO THE CORPORATION STEMMING FROM A COMPANY'S FAILURE TO RETAIN THIS TAX DEDUCTION WOULD COME OUT OF THE POCKETS OF ITS SHAREHOLDERS. FAILURE TO DISCLOSE THE PERFORMANCE CRITERIA USED TO GENERATE EXECUTIVE BONUS PAYOUTS MAY COST AN EXEMPTION FROM THE $1 MILLION LIMIT ON THE AMOUNT OF "NON-PERFORMANCE BASED PAY" THAT A PUBLIC COMPANY MAY DEDUCT FOR INCOME TAX PURPOSES. IN ADDITION, SHAREHOLDERS MAY REASONABLY EXPECT TO BE INFORMED OF THE PERFORMANCE MEASURES RELATED TO MANAGEMENT BONUSES. AS A RESULT, MANAGEMENT PROPOSALS TO APPROVE BONUS PLANS THAT DO NOT DISCLOSE PERFORMANCE CRITERIA SHOULD BE OPPOSED.

APPROVE EMPLOYMENT AGREEMENTS ISSUE CODE 1565

VOTE FOR A MANAGEMENT PROPOSAL TO APPROVE AN EMPLOYMENT AGREEMENT OR CONTRACT.

EMPLOYMENT AGREEMENTS/CONTRACTS ARE NECESSARY TO ATTRACT, RETAIN AND MOTIVATE EXECUTIVES. COMPANIES MUST OFFER THESE ARRANGEMENTS TO KEY EXECUTIVES TO REMAIN COMPETITIVE.

AMEND DEFERRED COMPENSATION PLAN ISSUE CODE 1566

VOTE FOR A MANAGEMENT PROPOSAL TO AMEND A DEFERRED COMPENSATION PLAN.

COMPANIES FREQUENTLY SPONSOR DEFERRED COMPENSATION PLANS THAT ALLOW EXECUTIVES AND NON-EMPLOYEE DIRECTORS TO DEFER PAY AND ANY RELATED TAXES UNTIL SOME LATER DATE. THE DEFERRED AMOUNTS USUALLY MAY BE DEPOSITED INTO INTEREST-BEARING ACCOUNTS OR INVESTED IN COMPANY STOCK ACCOUNTS. FREQUENTLY, PAYOUTS UNDER DEFERRED COMPENSATION PLANS ARE MADE IN CASH. THESE PLANS REPRESENT A FAIRLY STANDARD COMPONENT OF EXECUTIVE AND NON-EMPLOYEE DIRECTOR COMPENSATION PACKAGES. SINCE THESE PLANS DO NOT CONSTITUTE A SIGNIFICANT ADDITION TO EXECUTIVE AND NON-EMPLOYEE DIRECTOR PAY PACKAGES, PROPOSALS TO ADOPT DEFERRED COMPENSATION PLANS SHOULD BE SUPPORTED.

                                        257
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

EXCHANGE UNDERWATER OPTIONS ISSUE CODE 1570

VOTE AGAINST A MANAGEMENT PROPOSAL TO EXCHANGE UNDERWATER OPTIONS (OPTIONS WITH A PER-SHARE EXERCISE PRICE THAT EXCEEDS THE UNDERLYING STOCK'S CURRENT MARKET PRICE).

SHAREHOLDERS ARE HARMED BY THE PRACTICE OF RE-PRICING OR REPLACING SO-CALLED "UNDERWATER" OPTIONS. THIS PRACTICE CONSTITUTES A GIVEAWAY TO EXECUTIVES. SHAREHOLDERS DO NOT HAVE THE SAME PROTECTION FROM FALLING PRICES. IT NEGATES THE NOTION OF TYING MANAGEMENT INCENTIVES TO STOCK PERFORMANCE.

AMEND ANNUAL BONUS PLAN ISSUE CODE 1581

VOTE FOR A MANAGEMENT PROPOSAL TO AMEND AN ANNUAL BONUS PLAN.

BONUS PLANS GENERALLY SERVE TO ATTRACT, RETAIN AND MOTIVATE QUALIFIED EXECUTIVES. PAYOUTS UNDER THESE PLANS MAY BE IN CASH OR STOCK AND ARE USUALLY TIED TO THE ATTAINMENT OF CERTAIN FINANCIAL OR OTHER PERFORMANCE GOALS. SINCE BONUS PLANS ARE GENERALLY TIED TO PERFORMANCE, THESE PROPOSALS SHOULD BE SUPPORTED.

REAPPROVE OPTION/BONUS FOR OBRA ISSUE CODE 1582

VOTE FOR A MANAGEMENT PROPOSAL TO RE-APPROVE A STOCK OPTION OR BONUS PLAN FOR SATISFYING REQUIREMENTS OF THE OBRA.

INCENTIVE PLANS GENERALLY SERVE TO ATTRACT, RETAIN AND MOTIVATE QUALIFIED EXECUTIVES. PAYOUTS UNDER THESE PLANS MAY BE IN CASH OR STOCK AND ARE USUALLY TIED TO THE ATTAINMENT OF CERTAIN FINANCIAL OR OTHER PERFORMANCE GOALS. SINCE INCENTIVE PLANS ARE GENERALLY TIED TO PERFORMANCE, THESE PROPOSALS SHOULD BE SUPPORTED.

MAINTAINING PERFORMANCE-BASED QUALIFICATIONS UNDER SECTION 162(M) ARE IMPORTANT SO THAT THE COMPANY IS NOT CHARGED AN ACCOUNTING EXPENSE FOR THE COMPENSATION ISSUED UNDER THESE PLANS.

VOTE AGAINST A MANAGEMENT PROPOSAL TO RE-APPROVE A STOCK OPTION OR BONUS PLAN IF THE MAXIMUM PER-EMPLOYEE PAYOUT IS NOT DISCLOSED.

VOTE AGAINST A MANAGEMENT PROPOSAL TO RE-APPROVE A STOCK OPTION OR BONUS PLAN FOR EMPLOYEES IF PERFORMANCE CRITERIA ARE NOT DISCLOSED.

VOTE AGAINST A MANAGEMENT PROPOSAL TO RE-APPROVE A STOCK OPTION OR BONUS PLAN FOR EMPLOYEES IF THE COMPANY AUTHORIZED THE RE-PRICING OR REPLACEMENT OF UNDERWATER OPTIONS WITHOUT SHAREHOLDER APPROVAL WITHIN THE PAST THREE YEARS.

AMEND LONG TERM BONUS PLAN ISSUE CODE 1586

VOTE FOR A MANAGEMENT PROPOSAL TO AMEND A LONG-TERM BONUS PLAN.

BONUS PLANS GENERALLY SERVE TO ATTRACT, RETAIN AND MOTIVATE QUALIFIED EXECUTIVES. PAYOUTS UNDER THESE PLANS MAY BE IN CASH OR STOCK AND ARE USUALLY TIED TO THE ATTAINMENT OF CERTAIN FINANCIAL OR OTHER PERFORMANCE GOALS. SINCE BONUS PLANS ARE GENERALLY TIED TO PERFORMANCE, THESE PROPOSALS SHOULD BE SUPPORTED.

SP-SHAREHOLDER APPROVAL OF AUDITIORS ISSUE CODE 2000

                                        258
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

VOTE AGAINST A SHAREHOLDER PROPOSAL CALLING FOR STOCKHOLDER RATIFICATION OF AUDITORS.

THE COMPANY, THROUGH THE AUDIT COMMITTEE, IS IN THE BEST POSITION TO SELECT AN AUDITOR. SHAREHOLDERS SHOULD DEFER TO MANAGEMENT IN THIS MATTER.

SP-AUDITORS MUST ATTEND ANNUAL MEETING ISSUE CODE 2001

VOTE AGAINST A SHAREHOLDER PROPOSAL CALLING FOR AUDITORS TO ATTEND THE ANNUAL MEETING.

MEETING ATTENDANCE BY THE AUDITOR SERVES NO USEFUL PURPOSE, SINCE THE SECURITIES AND EXCHANGE COMMISSION MANDATES DETAILED FINANCIAL DISCLOSURE BY THE COMPANY IN ITS ANNUAL REPORT, 10-K AND OTHER FILINGS.

SP-LIMIT CONSULTING BY AUDITORS ISSUE CODE 2002

VOTE AGAINST A SHAREHOLDER PROPOSAL TO LIMIT CONSULTING BY A COMPANY'S INDEPENDENT AUDITORS.

THE SARBANES-OXLEY ACT OF 2002 ("THE ACT") CONTAINS PROVISIONS THAT ESTABLISH SAFEGUARDS THAT PROMOTE AUDITOR INDEPENDENCE. SINCE THE ACT REQUIRES AUDIT COMMITTEES TO PRE-APPROVE NON-AUDIT SERVICES, THERE IS NO NEED TO SET ARBITRARY LIMITATIONS ON THE PROVISION OF THESE SERVICES. AN INDEPENDENT OVERSIGHT BOARD, WHICH THE SEC OVERSEES, IS RESPONSIBLE FOR SETTING AUDIT, QUALITY CONTROL, AND ETHICAL STANDARDS FOR AUDITS AND IS RESPONSIBLE FOR INSPECTING, INVESTIGATING AND DISCIPLINING FIRMS AND THEIR ACCOUNTANTS. SUBJECT TO REGULATORY RESTRICTIONS, AUDIT COMMITTEES SHOULD HAVE DISCRETION TO DETERMINE WHETHER TO USE THEIR OUTSIDE AUDIT FIRM OR ANOTHER FIRM FOR SERVICES NOT RELATED TO THE AUDIT PROCESS. AN ACCOUNTANT'S FAMILIARITY WITH THE COMPANY'S FINANCIAL STRUCTURE, GAINED THROUGH PROVIDING NON-AUDIT SERVICES, CAN IMPROVE THE QUALITY OF THE AUDIT.

SP-ROTATE AUDITORS ISSUE CODE 2003

VOTE AGAINST A SHAREHOLDER PROPOSAL ASKING THE COMPANY TO ROTATE ITS AUDITORS.

MANDATORY AUDITOR ROTATION COULD PREVENT AN AUDITOR FROM DEVELOPING A DETAILED UNDERSTANDING OF A COMPANY'S BUSINESS, OPERATIONS, SYSTEMS, LEGAL STRUCTURE AND ACCOUNTING PRACTICES, AND THEREFORE, WOULD REDUCE THE QUALITY AND EFFICIENCY OF THE AUDIT PROCESS. IN ADDITION, IT COULD BE COSTLY TO THE COMPANY. BECAUSE OF THE LIMITED POOL OF ACCOUNTING FIRMS, AUDITOR ROTATION MAY BE DIFFICULT TO IMPLEMENT.

SP-RESTORE PREEMPTIVE RIGHTS ISSUE CODE 2010

VOTE FOR A SHAREHOLDER PROPOSAL TO RESTORE PREEMPTIVE RIGHTS.

IN THE ABSENCE OF PREEMPTIVE RIGHTS, DIRECT STOCK ISSUANCES DILUTE THE POSITIONS OF STOCKHOLDERS. THESE RIGHTS PERMIT INVESTORS TO MAINTAIN THEIR RELATIVE EQUITY POSITION IN A COMPANY. PREEMPTIVE RIGHTS REINFORCE THE NOTION THAT SHAREHOLDERS OWN THE CORPORATION AND ARE ENTITLED TO ANYTHING OF VALUE DISTRIBUTED BY THE COMPANY, INCLUDING THE OPPORTUNITY TO BUY POTENTIALLY VALUABLE NEW SECURITIES. THESE RIGHTS ENABLE SHAREHOLDERS TO MAINTAIN THEIR PROPORTIONAL OWNERSHIP IN A COMPANY AND PRESERVE THEIR VOTING INTERESTS. MOREOVER, STUDIES INDICATE THAT PREEMPTIVE RIGHTS OFFERINGS ARE LESS EXPENSIVE THAN UNDERWRITTEN OFFERINGS.

SP-STUDY SALE OR SPIN-OFF ISSUE CODE 2030

                                        259
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

VOTE CASE BY CASE

SP-ADOPT CONFIDENTIAL VOTING ISSUE CODE 2100

VOTE FOR A SHAREHOLDER PROPOSAL ASKING THE BOARD TO ADOPT CONFIDENTIAL VOTING AND INDEPENDENT TABULATION OF PROXY BALLOTS.

THE ENTIRE CORPORATE GOVERNANCE SYSTEM IS BUILT ON THE FOUNDATION OF THE PROXY VOTING PROCESS. IF THE VOTING SYSTEM IS NOT FAIR, THE SYSTEM WILL NOT WORK. IT IS ESSENTIAL THAT CORPORATIONS PROVIDE CONFIDENTIAL TREATMENT TO SHAREHOLDERS AND TABULATION BY A THIRD PARTY FOR ALL PROXIES, BALLOTS AND VOTING AUTHORIZATIONS. PROXY VOTING SHOULD BE CONDUCTED UNDER THE SAME RULES OF CONFIDENTIALITY THAT APPLY TO VOTING IN POLITICAL ELECTIONS. OPEN BALLOTING ALLOWS COMPANIES TO RE-SOLICIT SHAREHOLDERS TO URGE THEM TO CHANGE THEIR VOTES--WHICH SHAREHOLDER PROPONENTS DO NOT HAVE AN OPPORTUNITY TO DO--AND CREATES AN OPPORTUNITY FOR COERCION. CONFIDENTIAL VOTING MINIMIZES THE POSSIBILITY THAT SHAREHOLDERS, ESPECIALLY MONEY MANAGERS, WILL BE SUBJECT TO CONFLICTS OF INTERESTS. ANY MINIMAL COSTS THAT MUST BE INCURRED IN IMPLEMENTING A CONFIDENTIAL VOTING POLICY ARE OUTWEIGHED BY THE BENEFITS TO SHAREHOLDERS.

SP-COUNTING SHAREHOLDER VOTES ISSUE CODE 2101

VOTE FOR A SHAREHOLDER PROPOSAL ASKING THE COMPANY TO REFRAIN FROM COUNTING ABSTENTIONS AND BROKER NON-VOTES IN VOTE TABULATIONS.

THE TRUE MEASURE OF SUPPORT IN ANY VOTING SYSTEM IS THE NUMBER OF VOTES CAST FOR AND AGAINST A PARTICULAR PROPOSAL. A BALLOT MARKED "ABSTAIN" OR A NON-VOTE REPRESENTS THE ABSENCE OF ANY REAL INDICATION OF SUPPORT. WHEN SUCH VOTES ARE TABULATED, HOWEVER, THEY HAVE THE EFFECT OF A VOTE AGAINST THE RESOLUTION.

SP-NO DISCRETIONARY VOTING ISSUE CODE 2102

VOTE FOR A SHAREHOLDER PROPOSAL TO ELIMINATE THE COMPANY'S DISCRETION TO VOTE UNMARKED PROXY BALLOTS.

THE BOARD OF DIRECTORS SHOULD NOT HAVE THE RIGHT TO VOTE SIGNED BUT UNVOTED BALLOTS. THE TRUE MEASURE OF SUPPORT IN ANY VOTING SYSTEM IS THE NUMBER OF VOTES CAST FOR AND AGAINST A PARTICULAR PROPOSAL. AN UNMARKED BALLOT REPRESENTS THE ABSENCE OF ANY REAL INDICATION OF SUPPORT.

SP-EQUAL ACCESS TO THE PROXY ISSUE CODE 2110

VOTE AGAINST A SHAREHOLDER PROPOSAL TO PROVIDE EQUAL ACCESS TO THE PROXY MATERIALS FOR SHAREHOLDERS.

SEC PROXY RULES ALREADY PROVIDE AMPLE MEANS FOR SHAREHOLDERS TO PARTICIPATE IN THE VOTING PROCESS. UNDER THE PROXY RULES, SHAREHOLDERS HAVE THE RIGHT TO HAVE PROPOSALS INCLUDED IN THE PROXY STATEMENT. MANY COMPANIES ALSO PROVIDE SHAREHOLDERS WITH THE RIGHT TO SUGGEST DIRECTOR CANDIDATES TO THE NOMINATING COMMITTEE. IT WOULD BE UNWORKABLE TO OPEN THE PROXY MECHANISM BECAUSE OF THE LARGE NUMBER OF SHAREHOLDERS WHO MIGHT WISH TO INSERT COMMENTS OR OFFER NOMINATIONS. IMPLEMENTING THIS PROPOSAL WOULD PUT THIS COMPANY AT A DISADVANTAGE BECAUSE OTHER COMPANIES ARE NOT REQUIRED TO DO SO.

SP-IMPROVE MEETING REPORTS ISSUE CODE 2120

                                        260
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

VOTE AGAINST A SHAREHOLDER PROPOSAL TO IMPROVE ANNUAL MEETING REPORTS.

SEC PROXY RULES ALREADY PROVIDE AMPLE MEANS FOR SHAREHOLDERS TO PARTICIPATE IN THE VOTING PROCESS. UNDER THE PROXY RULES, SHAREHOLDERS HAVE THE RIGHT TO HAVE PROPOSALS INCLUDED IN THE PROXY STATEMENT. MANY COMPANIES ALSO PROVIDE SHAREHOLDERS WITH THE RIGHT TO SUGGEST DIRECTOR CANDIDATES TO THE NOMINATING COMMITTEE. IT WOULD BE UNWORKABLE TO OPEN THE PROXY MECHANISM BECAUSE OF THE LARGE NUMBER OF SHAREHOLDERS WHO MIGHT WISH TO INSERT COMMENTS OR OFFER NOMINATIONS. IMPLEMENTING THIS PROPOSAL WOULD PUT THIS COMPANY AT A DISADVANTAGE BECAUSE OTHER COMPANIES ARE NOT REQUIRED TO DO SO.

SP-CHANGE ANNUAL MEETING DATE ISSUE CODE 2130

VOTE AGAINST A SHAREHOLDER PROPOSAL TO CHANGE THE ANNUAL MEETING LOCATION.

THE LOCATION OF THE ANNUAL MEETING IS A NON-ISSUE. ATTENDANCE AT THE MEETING BY PROXY IS ALWAYS AN OPTION. THE VAST MAJORITY OF SHAREHOLDERS CHOOSE NOT TO ATTEND ANNUAL MEETINGS IN PERSON, EVEN THOSE THAT ARE HELD IN MAJOR METROPOLITAN AREAS. KEEPING IT AT A FIXED LOCATION CAN BE COST-EFFECTIVE AND REASONABLE, AND IT IS BEST TO LEAVE THE ISSUE TO THE DISCRETION OF MANAGEMENT AND THE BOARD.

SP-CHANGE ANNUAL MEETING DATE ISSUE CODE 2131

VOTE AGAINST A SHAREHOLDER PROPOSAL TO CHANGE THE ANNUAL MEETING DATE.

CHANGING THE ANNUAL MEETING DATE COULD DELAY THE ANNUAL MEETING AND RESULT IN INCREASED COSTS BY REQUIRING SEPARATE MAILINGS OF THE PROXY STATEMENT AND THE ANNUAL REPORT. IN ADDITION, BECAUSE THE FISCAL YEARS OF MANY COMPANIES END IN DECEMBER, MEETING DATE CONFLICTS ARE INEVITABLE. FINALLY, MOST SHAREHOLDERS DO NOT ATTEND THE ANNUAL MEETINGS IN PERSON AND CHOOSE TO DO SO BY PROXY.

SP-BOARD INCLUSIVENESS ISSUE CODE 2201

VOTE FOR A SHAREHOLDER PROPOSAL ASKING THE BOARD TO INCLUDE MORE WOMEN AND MINORITIES AS DIRECTORS.

DIVERSITY ON THE BOARD IS IMPORTANT. A VOTE FOR A NON-BINDING SHAREHOLDER PROPOSAL SEEKING TO INCREASE THE PARTICIPATION OF WOMEN AND MINORITIES ON THE BOARD SENDS THE PROPER SIGNAL TO THE BOARD, BUT IT DOES NOT COMPROMISE THE FLEXIBILITY OF THE BOARD TO SEARCH FOR THE BEST POSSIBLE CANDIDATES.

SP-INCREASE BOARD INDEPENDENCE ISSUE CODE 2202

VOTE AGAINST A SHAREHOLDER PROPOSAL TO INCREASE BOARD INDEPENDENCE.

THE BOARD OF DIRECTORS AND MANAGEMENT OF THE COMPANY ARE IN THE BEST POSITION TO DETERMINE A WORKABLE, EFFICIENT STRUCTURE FOR THE BOARD OF DIRECTORS. THE BOARD SHOULD BE FREE TO IDENTIFY THE INDIVIDUALS WHO WILL BEST SERVE THE SHAREHOLDERS WITHOUT BEING HINDERED BY ARBITRARY LIMITS. MANY FACTORS CONTRIBUTE TO A SUCCESSFUL AND WELL-RUN BOARD, INCLUDING THE SKILLS, INSIGHTS AND EXPERIENCES THAT ARE OFFERED BY DIRECTORS CLASSIFIED BY MANY AS AFFILIATES. "INDEPENDENCE" IS NOT EASILY DEFINED. THE USE OF AN ARBITRARY STANDARD FOR "INDEPENDENCE" WOULD LIMIT THE BOARD'S ABILITY TO NOMINATE THE BEST CANDIDATES.

SP-DIRECTOR TENURE/RETIREMENT AGE ISSUE CODE 2203

                                        261
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

VOTE AGAINST A SHAREHOLDER PROPOSAL SEEKING TO LIMIT THE PERIOD OF TIME A DIRECTOR CAN SERVE BY ESTABLISHING A RETIREMENT OR TENURE POLICY.

WE BELIEVE THAT EXPERIENCED BOARD MEMBERS CAN BRING CONTINUITY AND INSIGHT INTO THE MANAGEMENT OF A COMPANY. TERM LIMITS MAY RESULT IN THE LOSS OF GOOD BOARD MEMBERS. THEREFORE, WE WILL VOTE AGAINST TERM LIMIT PROPOSALS.

SP-MINIMUM STOCK OWNERSHIP BY DIRECTORS ISSUE CODE 2204

VOTE FOR A SHAREHOLDER PROPOSAL TO REQUIRE MINIMUM STOCK OWNERSHIP BY DIRECTORS.

WE ENCOURAGE DIRECTORS TO OWN STOCK AND THEREBY MORE CLOSELY ALIGN THEMSELVES WITH THE STOCKHOLDERS. WE RECOGNIZE THAT MANAGEMENT MAY CHOOSE TO SEEK DIRECTORS FROM A WIDE RANGE OF ECONOMIC BACKGROUNDS. WE BELIEVE, THEREFORE, THAT MINIMUM STOCK OWNERSHIP REQUIREMENT SHOULD BE SET AT REASONABLE LEVELS

SP-ALLOW UNION/EMPLOYEE REPRESENTATIVES ON THE BOARD ISSUE CODE 2205

VOTE CASE BY CASE

SP-DIRECTOR'S ROLE IN CORPORATE STRATEGY ISSUE CODE 2206

VOTE AGAINST A SHAREHOLDER PROPOSAL SEEKING TO INCREASE DISCLOSURE REGARDING THE BOARD'S ROLE IN THE DEVELOPMENT AND MONITORING OF THE COMPANY'S LONG-TERM STRATEGIC PLAN.

STRATEGY PLANNING TASKS ARE WITHIN THE NORMAL DEFINITION OF THE DIRECTORS' ROLE AND DO NOT NEED TO BE SPECIFICALLY DISCLOSED, AND/OR ARE ADEQUATELY DEFINED IN MOST COMPANIES' EXISTING DOCUMENTS. TOO MUCH DISCLOSURE REGARDING STRATEGY FORMATION MAY PUT THE COMPANY AT A COMPETITIVE DISADVANTAGE.

SP-INCREASE NOMINATING COMMITTEE INDEPENDENCE ISSUE CODE 2210

VOTE FOR A SHAREHOLDER PROPOSAL CALLING FOR AN ALL-INDEPENDENT NOMINATING COMMITTEE.

THESE PROPOSALS SUGGEST THAT AN INDEPENDENT NOMINATING COMMITTEE (WITHOUT ANY MANAGEMENT REPRESENTATIVES) BE ESTABLISHED TO CHOOSE NEW BOARD CANDIDATES. PROPONENTS OF THIS AMENDMENT SUGGEST THAT AN INDEPENDENT NOMINATING COMMITTEE IS ESSENTIAL TO ENSURE AN INDEPENDENT AND ACCOUNTABLE BOARD. WE AGREE. MANAGEMENT CAN BE INVOLVED IN THE SELECTION OF OUTSIDE DIRECTORS BY PROVIDING RECOMMENDATIONS TO THE NOMINATING COMMITTEE

SP-CREATE NOMINATING COMMITTEE ISSUE CODE 2211

VOTE FOR A SHAREHOLDER PROPOSAL TO CREATE A NOMINATING COMMITTEE OF THE BOARD.

DIRECTORS REPRESENT SHAREHOLDER INTERESTS AND ARE RESPONSIBLE FOR SELECTING AND MONITORING THE CORPORATION'S MANAGEMENT TEAM. AS A RESULT, A NOMINATING COMMITTEE SHOULD BE ESTABLISHED TO ENSURE THAT THE MOST QUALIFIED DIRECTORS, INCLUDING INDIVIDUALS WHO ARE FREE OF TIES TO INCUMBENT MANAGEMENT, ARE NOMINATED TO THE BOARD. A NOMINATING COMMITTEE WOULD FOCUS ON THE STRUCTURE AND MEMBERSHIP OF THE ENTIRE BOARD AND WOULD ALLOW THE FULL BOARD TO CONCENTRATE ON OTHER ISSUES.

                                        262
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

SP-CREATE SHAREHOLDER COMMITTEE ISSUE CODE 2212

VOTE FOR A SHAREHOLDER PROPOSAL URGING THE CREATION OF A SHAREHOLDER COMMITTEE.

SHAREHOLDER COMMITTEES PROVIDE SHAREHOLDERS WITH FORUMS TO CHANNEL THEIR VIEWS TO THE BOARD. THESE COMMITTEES ALSO GIVE SHAREHOLDERS AN OPPORTUNITY TO DISCUSS ISSUES RELEVANT TO THEIR INVESTMENTS IN CORPORATIONS.

SP-INDEPENDENT BOARD CHAIRMAN ISSUE CODE 2214

VOTE AGAINST A SHAREHOLDER PROPOSAL ASKING THAT THE CHAIRMAN OF THE BOARD OF DIRECTORS BE CHOSEN FROM AMONG THE RANKS OF THE NON-EMPLOYEE DIRECTORS.

THE DIRECTORS OWE A FIDUCIARY DUTY TO SHAREHOLDERS TO ENHANCE THE LONG-TERM VALUE OF THE CORPORATION. THE BOARD OF DIRECTORS IS IN THE BEST POSITION TO ASSESS THE CORPORATION'S NEEDS AND TO CREATE THE BEST POSSIBLE STRUCTURE OF THE COMPANY'S MANAGEMENT. THE REQUIREMENT FOR AN INDEPENDENT CHAIRMAN WOULD ADD AN UNNECESSARY LAYER OF BUREAUCRACY TO THE MANAGEMENT OF THE COMPANY AND COULD DILUTE THE POWER OF THE CEO TO PROVIDE EFFECTIVE LEADERSHIP. THE BOARD SHOULD BE ABLE TO TURN TO A NON-EMPLOYEE CHAIRMAN WHEN THE CIRCUMSTANCES DICTATE, SUCH AS AN UNEXPECTED VACANCY OR A TRANSITIONAL PERIOD. BUT ARBITRARILY FORCING A SPLIT OF THE JOBS OF CEO AND CHAIRMAN OF THE BOARD MAY NOT BE IN THE BEST INTEREST OF THE CORPORATION.

SP-LEAD DIRECTOR ISSUE CODE 2215

VOTE FOR A SHAREHOLDER PROPOSAL ASKING THAT A LEAD DIRECTOR BE CHOSEN FROM AMONG THE RANKS OF THE NON-EMPLOYEE DIRECTORS.

THE DIRECTORS ARE ELECTED TO OVERSEE THE CORPORATION ON BEHALF OF THE OWNERS--THE SHAREHOLDERS. A LEAD DIRECTOR CAN ACT AS AN INDEPENDENT CONDUIT OF COMMUNICATION TO THE BOARD AND OFTEN IS ENCOURAGED WHEN THE CEO ALSO HOLDS THE BOARD CHAIR POSITION. A LEAD DIRECTOR WOULD BE RESPONSIBLE FOR COORDINATING THE NON-EMPLOYEE DIRECTOR'S EVALUATION OF THE BOARD'S PERFORMANCE AND THE CONTRIBUTION OF EACH BOARD MEMBER. IMPLEMENTATION OF THIS PROPOSAL WOULD ESTABLISH A FORMAL STRUCTURE TO PROMOTE AN ACTIVE ROLE BY INDEPENDENT DIRECTORS ON THE BOARD.

SP-ADOPT CUMULATIVE VOTING ISSUE CODE 2220

Vote AGAINST a shareholder proposal calling for the adoption of cumulative voting.

Cumulative voting may give minority shareholders too much voting control and may divide the board into conflicting special interests, undermining the board's ability to work in the best interests of all shareholders.

SP-REQUIRE NOMINEE STATEMENT IN PROXY ISSUE CODE 2230

VOTE AGAINST A SHAREHOLDER PROPOSAL TO REQUIRE DIRECTORS TO PLACE A STATEMENT OF CANDIDACY IN THE PROXY STATEMENT.

THE BOARD IS BEST QUALIFIED TO SELECT THE NOMINEES FOR THE BOARD. DIRECTORS ARE USUALLY SELECTED AFTER A SEARCH PROCESS THAT INCLUDES PERSONAL INTERVIEWS AND BACKGROUND CHECKS. THE COMPANY SHOULD ONLY BE REQUIRED TO COMPLY WITH THE SECURITIES AND EXCHANGE COMMISSION'S DISCLOSURE REQUIREMENTS FOR EACH NOMINEE AND THE

                                        263
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

IMPLEMENTATION OF THIS PROPOSAL WOULD PUT THE COMPANY AT A COMPETITIVE DISADVANTAGE. FORCING DIRECTORS TO COMPLY WITH ANY FURTHER REQUIREMENTS MAY DISCOURAGE QUALIFIED INDIVIDUALS FROM SERVING ON THE BOARD.

SP-DOUBLE BOARD NOMINEES ISSUE CODE 2231

VOTE AGAINST A SHAREHOLDER PROPOSAL TO NOMINATE TWO DIRECTOR CANDIDATES FOR EACH OPEN BOARD SEAT.

THIS TYPE OF ELECTION SYSTEM WOULD CREATE A POLITICAL ENVIRONMENT IN WHICH NOMINEES COMPETE WITH EACH OTHER FOR THE AVAILABLE BOARD SEATS. THE APPROPRIATE ROLE OF THE DIRECTORS IS TO PRESENT SHAREHOLDERS WITH A SLATE OF DIRECTOR CANDIDATES WHO ARE MOST QUALIFIED AND WHO ARE READY, WILLING AND ABLE TO OVERSEE THE MANAGEMENT OF A COMPANY'S AFFAIRS. THE IMPLEMENTATION OF THIS PROPOSAL WOULD MAKE THE RECRUITMENT OF POTENTIAL DIRECTORS MORE DIFFICULT AND WOULD PRECLUDE THE BOARD FROM FULFILLING ITS FIDUCIARY RESPONSIBILITY OF ADVISING SHAREHOLDERS ON MATTERS IN WHICH THEY ARE ASKED TO VOTE.

SP-DIRECTOR LIABLILITY ISSUE CODE 2240

VOTE FOR A SHAREHOLDER PROPOSAL TO MAKE DIRECTORS LIABLE FOR ACTS OR OMISSIONS THAT CONSTITUTES A BREACH OF FIDUCIARY CARE RESULTING FROM A DIRECTOR'S GROSS NEGLIGENCE AND/OR WILLFUL NEGLECT.

DIRECTORS' BUSINESS DECISIONS WHILE SERVING ON A BOARD CAN INVOLVE SERIOUS CONSEQUENCES. THEIR CONDUCT CAN HAVE A LARGE IMPACT, FINANCIALLY AND OTHERWISE, ON THE WELFARE OF A COMPANY AND ITS SHAREHOLDERS. INCREASING DIRECTORS' PERSONAL ACCOUNTABILITY FOR THEIR ACTIONS ON THE BOARD WILL ENCOURAGE DIRECTORS TO UPHOLD THEIR FIDUCIARY DUTIES IN MAKING THESE BUSINESS DECISIONS. THIS WILL CAUSE DIRECTORS TO CONDUCT THEMSELVES WITH INCREASED DILIGENCE, AND WILL HELP PREVENT CORRUPTION AND NEGLIGENCE AMONG THE BOARD.

SP-REPEAL CLASSIFIED BOARD ISSUE CODE 2300

VOTE FOR A SHAREHOLDER PROPOSAL TO REPEAL A CLASSIFIED BOARD.

CLASSIFIED BOARDS MAY SERVE TO ENTRENCH MANAGEMENT. SINCE ONLY A MINORITY OF THE DIRECTORS STAND FOR ELECTION EACH YEAR, SHAREHOLDERS DO NOT HAVE THE ABILITY TO OUT ANY OTHER DIRECTORS WHO MAY BE ACTING IN A FASHION THAT IS AGAINST THE INTERESTS OF SHAREHOLDERS.

SP-REDEEM OR VOTE ON POISON PILL ISSUE CODE 2310

VOTE FOR A SHAREHOLDER PROPOSAL ASKING THE BOARD TO REDEEM OR TO ALLOW SHAREHOLDERS TO VOTE ON A POISON PILL/SHAREHOLDER RIGHTS PLAN.

POISON PILL PLANS GO TO THE HEART OF WHO OWNS THE COMPANY - SHAREHOLDERS OR THE BOARD. POISON PILLS TAKE DECISIONS ON MERGERS AND TENDER OFFERS OUT OF SHAREHOLDERS' HANDS BY PROVIDING DIRECTORS VIRTUAL VETO POWER OVER AN OFFER. THEY STRIP SHAREHOLDERS OF THEIR BASIC RIGHT TO DECIDE WHEN, TO WHOM AND UPON WHAT TERMS TO SELL THEIR SHARES. POISON PILL PLANS MAY HARM SHAREHOLDER VALUE, AND CAN ENTRENCH MANAGEMENT BY DETERRING STOCK ACQUISITION OFFERS THAT ARE NOT FAVORED BY THE BOARD OF DIRECTORS. INSTEAD OF FOSTERING NEGOTIATIONS, POISON PILL PLANS ARE DESIGNED TO DISCOURAGE OR THWART OFFERS BEFORE THEY ARE EVER MADE. THIS RESULTS IN MANAGEMENT ENTRENCHMENT TO THE DETRIMENT OF SHAREHOLDERS. PILL PLANS MAY TEND TO DEPRESS STOCK PRICE AND PROMOTE POOR CORPORATE PERFORMANCE. SEVERAL STUDIES AND OTHER ANALYSES POINT TO A DROP IN SHARE VALUE AT

                                        264
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

THE TIME OF THE ADOPTION OF A RIGHTS PLAN. SHAREHOLDERS, NOT THE DIRECTORS, ARE BEST QUALIFIED TO DETERMINE WHEN AND FOR WHAT PRICE THEY WILL SELL THEIR SHARES.

SP-ELIMINATE SUPERMAJORITY PROVISION ISSUE CODE 2320

VOTE FOR A SHAREHOLDER PROPOSAL THAT SEEKS TO ELIMINATE SUPERMAJORITY VOTE REQUIREMENTS.

SUPERMAJORITY VOTE PROVISIONS MAY STIFLE BIDDER INTEREST IN THE COMPANY ALTOGETHER AND THEREBY DEVALUE THE STOCK. SUPERMAJORITY REQUIREMENTS ARE OFTEN SET SO HIGH THAT THEY DISCOURAGE TENDER OFFERS ALTOGETHER. THEY MAY ALSO MAKE IT NEARLY IMPOSSIBLE FOR SHAREHOLDERS TO AMEND ANTI-TAKEOVER PROVISIONS CONTAINED IN CHARTERS OR BYLAWS. SOME ECONOMIC STUDIES HAVE SHOWN SLIGHT NEGATIVE STOCK PRICE EFFECTS ON THE ADOPTION OF SUPERMAJORITY VOTE PROVISIONS.

SP-REDUCE SUPERMAJORITY PROVISION ISSUE CODE 2321

VOTE FOR A SHAREHOLDER PROPOSAL THAT SEEKS TO REDUCE SUPERMAJORITY VOTE REQUIREMENTS.

SUPERMAJORITY VOTE PROVISIONS MAY STIFLE BIDDER INTEREST IN THE COMPANY ALTOGETHER AND THEREBY DEVALUE THE STOCK. SUPERMAJORITY REQUIREMENTS ARE OFTEN SET SO HIGH THAT THEY DISCOURAGE TENDER OFFERS ALTOGETHER. THEY MAY ALSO MAKE IT NEARLY IMPOSSIBLE FOR SHAREHOLDERS TO AMEND ANTI-TAKEOVER PROVISIONS CONTAINED IN CHARTERS OR BYLAWS. SOME ECONOMIC STUDIES HAVE SHOWN SLIGHT NEGATIVE STOCK PRICE EFFECTS ON THE ADOPTION OF SUPERMAJORITY VOTE PROVISIONS.

SP-REPEAL FAIR PRICE PROVISION ISSUE CODE 2324

VOTE AGAINST A SHAREHOLDER PROPOSAL THAT SEEKS TO REPEAL FAIR PRICE PROVISIONS.

FAIR PRICE PROVISIONS HELP GUARD AGAINST TWO-TIERED TENDER OFFERS IN WHICH A RAIDER OFFERS A SUBSTANTIALLY HIGHER CASH BID FOR AN INITIAL AND OFTEN CONTROLLING STAKE IN A COMPANY AND THEN OFFERS A LOWER PRICE FOR THE REMAINING SHARES. THE COERCIVE PRESSURES ASSOCIATED WITH SUCH AN OFFER MAY FORCE SHAREHOLDERS TO TENDER BEFORE THEY HAVE CONSIDERED ALL RELEVANT FACTS. THESE PROVISIONS GUARANTEE AN EQUAL PRICE FOR ALL SHAREHOLDERS.

SP-RESTORE RIGHT TO CALL A SPECIAL MEETING ISSUE CODE 2325

VOTE FOR A SHAREHOLDER PROPOSAL TO RESTORE SHAREHOLDERS' RIGHT TO CALL A SPECIAL MEETING.

THE ABILITY OF SHAREHOLDERS TO CALL A SPECIAL MEETING IS AN IMPORTANT RIGHT. WITHOUT THE RIGHT, SHAREHOLDERS MAY HAVE TO WAIT FOR THE ANNUAL MEETING TO TAKE ACTION. SUCH DELAYS MAY NOT BE IN THE BEST INTEREST OF SHAREHOLDERS. SHAREHOLDERS SHOULD HAVE ACCESS TO PROCEDURES THAT PERMIT THEM, THE OWNERS OF THE CORPORATION, TO BRING SPECIAL CIRCUMSTANCES TO THE ATTENTION OF THE OTHER OWNERS. LIMITATIONS ON SHAREHOLDER ACTIONS CAN ENTRENCH MANAGEMENT, RENDER A CORPORATION LESS ATTRACTIVE AS A TAKEOVER CANDIDATE AND GIVE MANAGEMENT A DECIDED ADVANTAGE IN A TAKEOVER.

SP-RESTORE RIGHT TO ACT BY WRITTEN CONSENT ISSUE CODE 2326

VOTE FOR A SHAREHOLDER PROPOSAL TO RESTORE SHAREHOLDERS' RIGHT TO ACT BY WRITTEN CONSENTS.

                                        265
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

WRITTEN CONSENT ALLOWS SHAREHOLDERS TO INITIATE ACTIONS WITHOUT CALLING A SPECIAL MEETING OR WAITING UNTIL THE ANNUAL MEETING.

SHAREHOLDERS SHOULD HAVE ACCESS TO PROCEDURES THAT PERMIT THEM, THE OWNERS OF THE CORPORATION, TO BRING SPECIAL CIRCUMSTANCES TO THE ATTENTION OF THE OTHER OWNERS. LIMITATIONS ON SHAREHOLDER ACTIONS CAN ENTRENCH MANAGEMENT, RENDER A CORPORATION LESS ATTRACTIVE AS A TAKEOVER CANDIDATE AND GIVE MANAGEMENT A DECIDED ADVANTAGE IN A TAKEOVER.

SP-PROHIBIT TARGETED SHARE PLACEMENT ISSUE CODE 2330

VOTE AGAINST A SHAREHOLDER PROPOSAL TO LIMIT THE BOARD'S DISCRETION TO ISSUE TARGETED SHARE PLACEMENTS OR TO REQUIRE SHAREHOLDER APPROVAL BEFORE SUCH BLOCK PLACEMENTS CAN BE MADE.

THE CORPORATION'S MANAGEMENT TEAM, SUBJECT TO THE REVIEW OF THE BOARD OF DIRECTORS, IS RESPONSIBLE FOR THE COMPANY'S DAY-TO-DAY OPERATIONS AND STRATEGIC PLANNING. AS A RESULT, IT IS BEST SUITED TO JUDGE THE CORPORATION'S CURRENT AND FUTURE REQUIREMENTS FOR RAISING ADDITIONAL CAPITAL. TARGETED SHARE PLACEMENTS ARE LESS EXPENSIVE TO EXECUTE THAN ISSUING STOCK, DO NOT REQUIRE THE HIGH INTEREST RATE OF TRADITIONAL DEBT AND CAN BE STRUCTURED TO BENEFIT A LIMITED NUMBER OF PARTIES. PLACING LIMITS ON THE ABILITY OF MANAGEMENT AND THE BOARD TO ISSUE BLOCKS OF PREFERRED STOCK TO FUND THE CORPORATION'S CURRENT OPERATIONS AND FUTURE GROWTH IS UNNECESSARY AND MAY REDUCE THE CORPORATION'S ABILITY TO MEET ITS CAPITAL NEEDS.

SP-OPT OUT OF STATE TAKEOVER STATUTE ISSUE CODE 2341

VOTE CASE-BY-CASE ON A SHAREHOLDER PROPOSAL SEEKING TO FORCE THE COMPANY TO OPT OUT OF A STATE ANTI-TAKEOVER STATUTORY PROVISION.

SP-REINCORPORATION ISSUE CODE 2342

VOTE AGAINST A SHAREHOLDER PROPOSAL TO REINCORPORATE THE COMPANY IN ANOTHER
STATE.

THE BOARD IS BEST QUALIFIED TO DETERMINE THE STATE REGULATORY ENVIRONMENT THAT IS BEST SUITED TO THE COMPANY'S NEEDS. THE BOARD MUST HAVE THE FLEXIBILITY TO TAKE ADVANTAGE OF THE APPROPRIATE STATUTORY STRUCTURE THAT IT BELIEVES OFFERS IT THE FLEXIBILITY TO RESPOND TO REAL OR PERCEIVED THREATS TO THE CORPORATION AND ITS SHAREHOLDERS. ECONOMIC STUDIES ON STATE ANTI-TAKEOVER STATUTES HAVE YIELDED MIXED RESULTS. SOME STUDIES HAVE FOUND THAT THE ADOPTION OF STATE LAWS HAS NO SIGNIFICANT IMPACT ON SHARE VALUE. AS A RESULT, THERE IS NO CLEAR EVIDENCE THAT THE ADOPTION OF ANTI-TAKEOVER STATUTES AFFECT SHARE VALUE OR THAT SUCH LAWS DETER TAKEOVERS.

SP-ADOPT ANTI-GREENMAIL PROVISION ISSUE CODE 2350

VOTE FOR A SHAREHOLDER PROPOSAL TO LIMIT GREENMAIL PAYMENTS.


GREENMAIL IS THE NAME GIVEN TO CERTAIN DISCRIMINATORY SHARE REPURCHASES. TYPICALLY, IT REFERS TO A PAYMENT THAT A RAIDER RECEIVES FROM A COMPANY IN EXCHANGE FOR THE RAIDER'S SHARES AND A GUARANTEE TO TERMINATE A TAKEOVER BID. THIS PAYMENT IS USUALLY A PREMIUM ABOVE THE MARKET PRICE, SO WHILE GREENMAIL CAN ENSURE THE CONTINUED INDEPENDENCE OF A COMPANY, IT DISCRIMINATES AGAINST THE OTHER STOCKHOLDERS. BUYING OUT THE SHARES OF ONE OWNER AT A PRICE NOT AVAILABLE TO OTHERS IS UNFAIR. THE PAYMENT OF GREENMAIL MAY ALSO HAVE AN ADVERSE

                                        266
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

EFFECT ON CORPORATE IMAGE, AMONG BOTH BUSINESS ASSOCIATES AND CONSUMERS. SOME ECONOMIC STUDIES SHOW THAT GREENMAIL DEVALUES A COMPANY'S STOCK PRICE.

RESTRICT EXECUTIVE COMPENSATION ISSUE CODE 2400

VOTE AGAINST A SHAREHOLDER PROPOSAL TO RESTRICT EXECUTIVE COMPENSATION.

COMPENSATION PACKAGES MAY SERVE TO ALIGN EXECUTIVE AND SHAREHOLDER INTERESTS. SHAREHOLDERS SHOULD NOT SEEK TO MICROMANAGE THE BOARD'S EXECUTIVE COMPENSATION SYSTEMS, AND SHOULD DEFER TO THE JUDGMENT OF THE BOARD IN THESE MATTERS.

VOTE AGAINST A SHAREHOLDER PROPOSAL TO RESTRICT EXECUTIVE COMPENSATION IF THE PROPOSAL ATTEMPTS TO LIMIT EXECUTIVE PAY WITHOUT LINKING COMPENSATION TO A FINANCIAL PERFORMANCE MEASURE.

EXECUTIVE PAY LEVELS CAN BE EXCESSIVE, WHICH BECOMES A PARTICULAR CONCERN WHEN PAY LEVELS ARE NOT TIED SUFFICIENTLY TO FINANCIAL PERFORMANCE. LINKING PAY TO PERFORMANCE IS A KEY ISSUE FOR SHAREHOLDER VALUE, AND PROPOSALS URGING SUCH A LINK MERIT SUPPORT.

SP-DISCLOSE EXECUTIVE COMPENSATION ISSUE CODE 2401

VOTE AGAINST A SHAREHOLDER PROPOSAL TO ENHANCE THE DISCLOSURE OF EXECUTIVE COMPENSATION.

IN 1992, THE SECURITIES AND EXCHANGE COMMISSION AMENDED THE PROXY STATEMENT DISCLOSURE REQUIREMENTS FOR EXECUTIVE PAY. DISCLOSURE OF EXECUTIVE COMPENSATION BEYOND WHAT THE SEC REQUIRES PROVIDES NO NEW MEANINGFUL INFORMATION TO SHAREHOLDERS AND IS UNNECESSARY

SP-RESTRICT DIRECTOR COMPENSATION ISSUE CODE 2402

VOTE AGAINST A SHAREHOLDER PROPOSAL TO RESTRICT DIRECTOR COMPENSATION.

COMPENSATION PACKAGES ARE NECESSARY TO ATTRACT, MOTIVATE AND RETAIN QUALIFIED DIRECTORS. COMPENSATION PACKAGES MAY SERVE TO ALIGN DIRECTOR AND SHAREHOLDER INTERESTS. SHAREHOLDERS SHOULD NOT SEEK TO MICRO-MANAGE THE BOARD'S EXISTING COMPENSATION SYSTEMS, AND SHOULD DEFER TO THE JUDGMENT OF THE BOARD IN THESE MATTERS.

SP-CAP EXECUTIVE PAY ISSUE CODE 2403

VOTE AGAINST A SHAREHOLDER PROPOSAL TO CAP EXECUTIVE PAY.

PAY CAPS ARE NOT IN THE BEST INTERESTS OF SHAREHOLDERS. CAPS MAY PUT A COMPANY AT A COMPETITIVE DISADVANTAGE BY NEGATIVELY AFFECTING ITS ABILITY TO ATTRACT, MOTIVATE AND RETAIN HIGHLY QUALIFIED EXECUTIVES. A COMPANY USING PAY CAPS MAY RISK GETTING STUCK WITH MEDIOCRE MANAGERS AND LOSING ITS BEST TALENT TO HIGHER PAYING COMPANIES.

SP-PAY DIRECTORS IN STOCK ISSUE CODE 2405

VOTE AGAINST A SHAREHOLDER PROPOSAL CALLING FOR DIRECTORS TO BE PAID SOLELY WITH COMPANY STOCK.

                                        267
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

COMPENSATION PACKAGES ARE NECESSARY TO ATTRACT, MOTIVATE AND RETAIN QUALIFIED DIRECTORS. SHAREHOLDERS SHOULD NOT SEEK TO MICROMANAGE THE BOARD'S COMPENSATION SYSTEMS, AND SHOULD DEFER TO THE JUDGMENT OF THE BOARD IN DETERMINING THE PROPER BALANCE OF DIRECTORS' COMPENSATION PACKAGES.

SP-APPROVE EXECUTIVE COMPENSATION ISSUE CODE 2406

VOTE AGAINST A SHAREHOLDER PROPOSAL CALLING FOR SHAREHOLDER VOTES ON EXECUTIVE PAY.

SHAREHOLDERS DO NOT HAVE THE EXPERTISE NECESSARY TO DETERMINE APPROPRIATE AND COMPETITIVE PAY LEVELS. DIRECTORS ARE ELECTED BY SHAREHOLDERS TO OVERSEE THE MANAGEMENT OF THE COMPANY. SHAREHOLDERS SHOULD DEFER TO THE JUDGMENT OF THE BOARD IN THESE MATTERS

SP-RESTRICT DIRECTOR PENSIONS ISSUE CODE 2407

VOTE FOR A SHAREHOLDER PROPOSAL CALLING FOR THE TERMINATION OF DIRECTOR RETIREMENT PLANS.

RETIREMENT BENEFITS FOR NON-EMPLOYEE DIRECTORS ARE UNNECESSARY AND INAPPROPRIATE. THESE PLANS MAY CREATE A CONFLICT OF INTEREST BY ENCOURAGING DIRECTORS TO REMAIN ON THE BOARD FOR NO OTHER REASON THAN TO RECEIVE RETIREMENT BENEFITS. FEW COMPANIES PROVIDE THESE BENEFITS TO SHAREHOLDERS.

SP-REVIEW/REPORT ON/LINK EXECUTIVE PAY TO SOCIAL PERFORMANCE ISSUE CODE 2408

VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO REVIEW, REPORT ON AND/OR LINK EXECUTIVE COMPENSATION TO NON-FINANCIAL CRITERIA, PARTICULARLY SOCIAL CRITERIA.

WHILE PROPOSALS ASKING COMPANIES TO LINK PAY TO SOCIAL PERFORMANCE OSTENSIBLY RELATE TO EXECUTIVE COMPENSATION, THE REAL INTENT OF THE PROPOSAL IS TO CHANGE COMPANY PRACTICES ON EMPLOYEE AND ENVIRONMENTAL ISSUES, WHICH FALL WITHIN THE REALM OF ORDINARY BUSINESS MATTERS THAT SHOULD BE LEFT TO THE JUDGMENT OF MANAGERS. PAY SHOULD BE LINKED TO FINANCIAL PERFORMANCE, AND NON-FINANCIAL CRITERIA CAN CLOUD THE PICTURE. TO THE EXTENT THAT PAY SHOULD INCLUDE NON-FINANCIAL CRITERIA, THE BOARD SHOULD EXERCISE ITS JUDGMENT ON APPROPRIATE MEASURES, AND NOT BE PUSHED ON THIS ISSUE BY SHAREHOLDERS.

SP-NO REPRICING OF UNDERWATER OPTIONS ISSUE CODE 2409

VOTE FOR A SHAREHOLDER RESOLUTION SEEKING SHAREHOLDER APPROVAL TO RE-PRICE OR REPLACE UNDERWATER STOCK OPTIONS.

STOCK OPTIONS CAN BE VERY LUCRATIVE FOR EMPLOYEES AND ARE JUSTIFIED BECAUSE THEY PROVIDE A KEY ELEMENT IN COMPENSATION PACKAGES ALIGNING THE INTEREST OF EXECUTIVES WITH THAT OF SHAREHOLDERS. HOWEVER, STOCK OPTIONS ARE VALUABLE ONLY IF THE STOCK PRICE INCREASES FROM THE DAY THE OPTION IS GRANTED. PROGRAMS THAT ALLOW THE COMPANY TO RE-PRICE OR REPLACE UNDERWATER OPTIONS (TURN IN OPTIONS WITH EXERCISE PRICES ABOVE THE CURRENT MARKET VALUE OF THE STOCK FOR NEW OPTIONS AT OR BELOW THE MARKET VALUE) ELIMINATE THE DOWNSIDE EXPOSURE EXECUTIVES FACE TO A FALL IN THE STOCK'S PRICE.

SP-GOLDEN PARACHUTES ISSUE CODE 2414

VOTE AGAINST A SHAREHOLDER PROPOSAL CALLING FOR A BAN OR SHAREHOLDER VOTE ON FUTURE GOLDEN PARACHUTES.

                                        268
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

GOLDEN PARACHUTES, WHICH ARE SEVERANCE PACKAGES CONTINGENT UPON A CHANGE IN CONTROL, ARE IN THE BEST INTERESTS OF SHAREHOLDERS. SINCE PARACHUTES PROVIDE SPECIFIED BENEFITS, THEY ENSURE THAT EXECUTIVES WILL CONTINUE TO DEVOTE THEIR TIME AND ATTENTION TO THE BUSINESS DESPITE THE THREAT OF POTENTIAL JOB LOSS DUE TO A CHANGE IN CONTROL. GOLDEN PARACHUTES ENSURE THAT EXECUTIVES WILL NOT OPPOSE A MERGER THAT MIGHT BE IN THE SHAREHOLDERS' BEST INTERESTS BUT MAY COST THE EXECUTIVES THEIR JOBS. EVEN DURING PERIODS FREE FROM TAKEOVER THREATS, GOLDEN PARACHUTES ARE IN THE BEST INTERESTS OF SHAREHOLDERS. THEY HELP TO ATTRACT AND RETAIN QUALIFIED EXECUTIVES. GOLDEN PARACHUTES HAVE ALSO BECOME A STANDARD COMPONENT OF EXECUTIVE PAY PACKAGES, SO THE PACKAGES HELP COMPANIES OFFER COMPETITIVE COMPENSATION PACKAGES. IN LIGHT OF THESE REASONS, THE BOARD OF DIRECTORS SHOULD HAVE THE DISCRETION TO ADOPT FUTURE GOLDEN PARACHUTES.

VOTE AGAINST A SHAREHOLDER PROPOSAL CALLING FOR A BAN OR SHAREHOLDER VOTE ON FUTURE GOLDEN PARACHUTES IF THE HIGHEST PAYOUT FORMULA OF CURRENT AGREEMENTS DOES NOT EXCEED 3 TIMES AN EXECUTIVE'S SALARY AND BONUS.

EVEN DURING PERIODS FREE FROM TAKEOVER THREATS, GOLDEN PARACHUTES, WHICH ARE SEVERANCE PACKAGES CONTINGENT UPON A CHANGE IN CONTROL, ARE FREQUENTLY IN THE BEST INTERESTS OF SHAREHOLDERS. THEY HELP TO ATTRACT AND RETAIN QUALIFIED EXECUTIVES. GOLDEN PARACHUTES HAVE BECOME A STANDARD COMPONENT OF EXECUTIVE PAY PACKAGES, AND MAY BE NECESSARY TO REMAIN COMPETITIVE IN ATTRACTING KEY EXECUTIVES. WHILE GOLDEN PARACHUTES MAY BE IN THE BEST INTERESTS OF SHAREHOLDERS, SOME MAY BE EXCESSIVE. GOLDEN PARACHUTES SHOULD BE OPPOSED IF THE POTENTIAL PAYOUTS TO ANY OF THE COVERED EXECUTIVES EXCEED THE LEVEL SET FORTH IN THIS GUIDELINE.

SP-AWARD PEFORMANCE BASED STOCK OPTIONS ISSUE CODE 2415

VOTE AGAINST A SHAREHOLDER RESOLUTION SEEKING TO AWARD PERFORMANCE-BASED STOCK OPTIONS.

STOCK OPTIONS GENERALLY ARE AWARDED AT THE FAIR MARKET VALUE ON THE DAY THEY ARE GRANTED. EXECUTIVES SHOULD BENEFIT FROM ANY INCREASE IN THE VALUE OF THE STOCK AFTER THE OPTION IS GRANTED, JUST AS SHAREHOLDERS REALIZE THE INCREASED VALUE OF THEIR HOLDINGS.

SP-EXPENSE STOCK OPTIONS ISSUE CODE 2416

VOTE AGAINST A SHAREHOLDER PROPOSAL ESTABLISHING A POLICY OF EXPENSING THE COSTS OF ALL FUTURE STOCK OPTIONS ISSUED BY THE COMPANY IN THE COMPANY'S ANNUAL INCOME STATEMENT.

CURRENT ACCOUNTING RULES GIVE COMPANIES THE CHOICE OF REPORTING STOCK OPTION EXPENSES ANNUALLY IN THE COMPANY INCOME STATEMENT OR AS A FOOTNOTE IN THE ANNUAL REPORT. MOST COMPANIES REPORT THE COST OF STOCK OPTIONS ON A PRO-FORMA BASIS IN A FOOTNOTE IN THE ANNUAL REPORT, RATHER THAN INCLUDE THE OPTION COSTS IN DETERMINING OPERATING INCOME.

COMPANIES WILL LIKELY CUT BACK ON OPTION GRANTS IF THEY ARE CONSIDERED AN EXPENSE, WHICH WILL ULTIMATELY HURT RANK AND FILE EMPLOYEES. THERE IS NO RELIABLE AND STANDARD WAY TO CALCULATE THE VALUE OF OPTIONS. CURRENT VALUATION METHODS, LIKE THE BLACK-SCHOLES METHOD, WERE DESIGNED TO PRICE SHORT-TERM TRADABLE OPTIONS AND DEPEND ON SPECULATIVE ASSUMPTIONS. IN ADDITION, OPTIONS ARE NOT AN EXPENSE, BUT RATHER A COST INCURRED BY SHAREHOLDERS IN THE FORM OF DILUTION, WHICH IS REFLECTED IN THE FORM OF LOWER EARNINGS PER SHARE. CURRENT DISCLOSURE IS SUFFICIENT AS THE COSTS ARE ALREADY DISCLOSED IN THE NOTES TO FINANCIAL STATEMENTS IN THE COMPANY'S 10-K FILING

                                        269
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

SP-PENSION FUND SURPLUS ISSUE CODE 2417

VOTE FOR A SHAREHOLDER PROPOSAL THAT REQUESTS FUTURE EXECUTIVE COMPENSATION BE DETERMINED WITHOUT REGARD TO ANY PENSION FUND INCOME.

EXECUTIVE INCENTIVE COMPENSATION SHOULD BE DETERMINED WITHOUT REGARD TO ANY PENSION FUND INCOME, SO THAT THE COMPENSATION OF SENIOR EXECUTIVES WILL BE MORE CLOSELY LINKED TO THEIR PERFORMANCE IN MANAGING THE BUSINESS. WE BELIEVE THAT USING "VAPOR PROFITS," DEFINED AS PENSION FUND EARNINGS, IN COMPENSATION CALCULATIONS UNFAIRLY BOOST PAYOUTS AND AWARDS, AND DISTORTS THE PRINCIPLE OF PAY FOR PERFORMANCE. WE BELIEVE THAT ONLY TRUE OPERATING INCOME SHOULD BE CONSIDERED IN DETERMINING EXECUTIVE COMPENSATION. THIS WOULD DISCOURAGE COMPANIES FROM USING PENSION ACCOUNTING TO MANAGE THEIR EARNINGS BY CHANGING ASSUMPTIONS TO BOOST THE AMOUNT OF PENSION INCOME THAT CAN BE FACTORED INTO OPERATING INCOME. IT MAY ALSO DISCOURAGE COMPANIES FROM BOOSTING PENSION INCOME AT THE EXPENSE OF EMPLOYEES AND RETIREES BY REDUCING ANTICIPATED BENEFITS OR WITHHOLDING IMPROVED BENEFITS.

SP-CREATE COMPENSATION COMMITTEE ISSUE CODE 2420

VOTE FOR A SHAREHOLDER PROPOSAL TO CREATE A COMPENSATION COMMITTEE.

COMPENSATION DECISIONS AND POLICIES FOR EXECUTIVE PAY SHOULD BE MADE BY A COMMITTEE, AND THIS COMMITTEE SHOULD BE COMPOSED OF DIRECTORS WHO ARE NOT EMPLOYED BY THE COMPANY AND DO NOT HAVE SIGNIFICANT PERSONAL OR BUSINESS RELATIONSHIPS WITH THE COMPANY. THIS ENSURES THAT EXECUTIVE PAY DECISIONS ARE MADE IN THE BEST INTERESTS OF SHAREHOLDERS BY DIRECTORS WHO ARE FREE FROM POTENTIAL CONFLICTS OF INTEREST.

SP-HIRE INDEPENDENT COMPENSATION CONSULTANT ISSUE CODE 2421

VOTE AGAINST A SHAREHOLDER PROPOSAL TO INCREASE THE INDEPENDENCE OF THE COMPENSATION COMMITTEE.

SETTING AN ARBITRARY STANDARD FOR THE COMPENSATION COMMITTEE IS UNNECESSARY AND NOT IN THE BEST INTERESTS OF SHAREHOLDERS. DIRECTORS ARE ELECTED BY SHAREHOLDERS TO OVERSEE THE MANAGEMENT OF THE COMPANY, AND SHAREHOLDERS SHOULD DEFER TO THEIR JUDGMENT IN ESTABLISHING THE COMPOSITION AND MEMBERSHIP OF BOARD COMMITTEES.

SP-INCREAS3E COMPENSATION COMMITTEE INDEPENDENCE ISSUE CODE 2422

VOTE AGAINST A SHAREHOLDER PROPOSAL TO INCREASE THE INDEPENDENCE OF AN AUDIT COMMITTEE.

THE BOARD OF DIRECTORS AND MANAGEMENT OF THE COMPANY ARE IN THE BEST POSITION TO DETERMINE A WORKABLE, EFFICIENT STRUCTURE FOR THE BOARD OF DIRECTORS. THE BOARD SHOULD BE FREE TO IDENTIFY THE INDIVIDUALS WHO WILL BEST SERVE THE SHAREHOLDERS WITHOUT BEING HINDERED BY ARBITRARY RULES. IN ADDITION, REGULATORY RULES ENSURE THE INDEPENDENCE OF THESE COMMITTEES. MANY FACTORS CONTRIBUTE TO A SUCCESSFUL AND WELL-RUN BOARD, INCLUDING THE SKILLS, INSIGHTS AND EXPERIENCES THAT ARE OFFERED BY DIRECTORS CLASSIFIED BY MANY AS AFFILIATES. "INDEPENDENCE" IS NOT EASILY DEFINED.

SP-INCREASE KEY COMMITTEE INDEPENDENCE ISSUE CODE 2501

VOTE FOR A SHAREHOLDER PROPOSAL TO INCREASE THE INDEPENDENCE OF THE BOARD'S KEY COMMITTEES.

                                        270
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

DIRECTORS ARE CHARGED WITH SELECTING AND MONITORING THE CORPORATION'S MANAGEMENT TEAM. THE BOARD MUST BE STRUCTURED TO ENCOURAGE NOMINATIONS OF "INDEPENDENT" DIRECTORS--INDIVIDUALS WHO ARE FREE OF TIES TO MANAGEMENT. THE BEST WAY TO ACCOMPLISH THIS IS TO LIMIT MEMBERSHIP ON THE BOARD'S KEY COMMITTEES TO DIRECTORS WHO HAVE NO TIES TO THE COMPANY OTHER THAN THOSE RELATIONSHIPS CREATED AS A RESULT OF THEIR SERVICE ON THE BOARD.

SP-DEVELOP/REPORT ON HUMAN RIGHTS POLICY ISSUE CODE 3000

VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO DEVELOP OR REPORT ON THEIR HUMAN RIGHTS POLICIES.

ASKING MANAGEMENT TO DEVELOP OR PROMOTE HUMAN RIGHTS POLICIES COULD EXPOSE ITS BUSINESS IN CERTAIN COUNTRIES TO POLITICAL RETALIATION AND LOSS OF MARKET SHARE OR GOVERNMENT CONTRACTS. THE PROMOTION OF HUMAN RIGHTS OVERSEAS IS THE RESPONSIBILITY OF THE CITIZENS AND GOVERNMENTS OF THOSE COUNTRIES AND OF INTERNATIONAL DIPLOMACY. WE THEREFORE BELIEVE IT IS INAPPROPRIATE TO ASK MANAGEMENT TO DEVELOP OR REPORT ON HUMAN RIGHTS POLICIES.

SP-REVIEW OPERATION'S IMPACT ON LOCAL GROUPS ISSUE CODE 3005

VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO REVIEW OR REPORT ON ITS OPERATIONS' IMPACT

WE BELIEVE THAT IT IS NOT MANAGEMENT'S RESPONSIBILITY, BUT GOVERNMENT'S, TO REVIEW, RESOLVE OR ADJUDICATE SUCH CONFLICTS.

SP-BURMA-LIMIT OR END OPERATIONS ISSUE CODE 3030

VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO CUT FINANCIAL AND BUSINESS TIES TO BURMA'S MILITARY REGIME, OR TO WITHDRAW FROM OR SUSPEND OPERATIONS IN BURMA.

THE RESOLUTION IS UNNECESSARY AND INAPPROPRIATE BECAUSE THE QUESTION OF WHETHER TO OPERATE IN BURMA IS AN ORDINARY BUSINESS DECISION. OVERSIGHT BY SHAREHOLDERS (BEYOND MAJOR FINANCIAL ISSUES THAT SHOULD BE DISCUSSED IN REGULAR CORPORATE REPORTING) IS NOT APPROPRIATE.

SP-BURMA-REVIEW OPERATIONS ISSUE CODE 3031

VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK FOR A COMPREHENSIVE REPORT ON OPERATIONS IN OR CONTRACTING FROM BURMA.

THE RESOLUTION IS UNNECESSARY AND INAPPROPRIATE BECAUSE THE QUESTION OF WHETHER TO OPERATE IN BURMA IS AN ORDINARY BUSINESS DECISION. OVERSIGHT BY SHAREHOLDERS (BEYOND MAJOR FINANCIAL ISSUES THAT SHOULD BE DISCUSSED IN REGULAR CORPORATE REPORTING) IS NOT APPROPRIATE. .

SP-CHINA NO USE OF FORCED LABOR ISSUE CODE 3040

VOTE AGAINST A SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO CERTIFY THAT COMPANY OPERATIONS ARE FREE OF FORCED LABOR.

                                        271
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

WE ARE SATISFIED THAT THE COMPANY MAINTAINS REASONABLE SAFEGUARDS AGAINST DEVELOPING RELATIONSHIPS WITH ORGANIZATIONS THAT USE FORCED LABOR. IN ADDITION, THE ATTEMPT TO INFLUENCE SUCH LABOR PRACTICES COULD COMPLICATE COMMERCIAL AND POLITICAL RELATIONSHIPS THAT MAY BE IMPORTANT TO THE COMPANY. THUS, THE CERTIFICATION PROPOSAL IS UNNECESSARY.

SP-CHINA ADOPT CODE OF CONDUCT ISSUE CODE 3041

VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO IMPLEMENT AND/OR INCREASE ACTIVITY ON EACH OF THE PRINCIPLES OF THE U.S. BUSINESS PRINCIPLES FOR HUMAN RIGHTS OF WORKERS IN CHINA OR OF SIMILAR CODES.

WE BELIEVE ADOPTION OF THE CODE WOULD BE INAPPROPRIATE BECAUSE U.S. COMPANIES SHOULD NOT ENGAGE IN THE INTERNAL POLITICAL AFFAIRS OF HOST COUNTRIES TO PRESS FOR HUMAN RIGHTS. MOREOVER, MANAGEMENT IS IN THE BEST POSITION TO MAKE DECISIONS ABOUT PAY AND WORKING CONDITIONS AND ENVIRONMENTAL MANAGEMENT. IT IS THE RESPONSIBILITY OF EMPLOYEES, LOCAL TRADE UNIONS AND THE GOVERNMENT--NOT SHAREHOLDERS--TO NEGOTIATE AND/OR REGULATE APPROPRIATE LEVELS OF COMPENSATION AND SAFETY REQUIREMENTS. A FUNDAMENTAL TENET OF BUSINESS IS TO OBEY LOCAL LAWS. SHOULD THESE LAWS CHANGE, WE BELIEVE MANAGEMENT WILL TAKE THE STEPS NECESSARY TO COMPLY WITH ANY NEW REGULATIONS.

SP-REVIEW MILITARY CONTRACTING CRITERIA ISSUE CODE 3100

VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO DEVELOP SOCIAL, ECONOMIC AND ETHICAL CRITERIA THAT THE COMPANY COULD USE TO DETERMINE THE ACCEPTABILITY OF MILITARY CONTRACTS AND TO GOVERN THE EXECUTION OF THE CONTRACTS.

THE RESOLUTION IS UNNECESSARY AND INAPPROPRIATE BECAUSE MANAGEMENT, IN THE COURSE OF PURSUING ITS ROUTINE BUSINESS INTERESTS, ALREADY CONSIDERS, ACTS ON, AND RELEASES INFORMATION ON MANY OF THE CRITERIA THAT ARE OF CONCERN TO THE RESOLUTION'S PROPONENTS. REQUIRING MANAGEMENT TO CREATE AND PUBLICIZE A SPECIAL SET OF GUIDELINES TO GOVERN THE WAY IT ARRIVES AT, AND IMPLEMENTS, DECISIONS REGARDING ITS PENTAGON CONTRACTS WOULD CONSTITUTE AN UNNECESSARY DUPLICATION OF EFFORT, A DISTRACTION AND A COSTLY BURDEN ON THE COMPANY.

MOREOVER, THE PROPONENTS OF THE RESOLUTION ARE MOTIVATED BY POLITICAL AND IDEOLOGICAL CONSIDERATIONS, WHICH ARE MOST APPROPRIATELY ADDRESSED IN FORUMS OTHER THAN CORPORATE PROXY STATEMENTS AND ANNUAL MEETINGS.

SP-REVIEW ECONOMIC CONVERSION ISSUE CODE 3110

VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO CREATE A PLAN FOR CONVERTING COMPANY FACILITIES THAT ARE DEPENDENT ON DEFENSE CONTRACTS TOWARD PRODUCTION FOR COMMERCIAL MARKETS.

CONVERSION PLANNING AND FORAYS BY DEFENSE CONTRACTORS INTO COMMERCIAL MARKETS HISTORICALLY HAVE RESULTED IN UNACCEPTABLY HIGH RATES OF FAILURE. THE PREFERRED SOLUTION TO THE DISPLACEMENTS POSED BY DOWNTURNS IN DEFENSE SPENDING IS TO ALLOW MARKET FORCES TO RUN THEIR COURSE, AND TO ALLOW MANAGEMENT TO RESPOND TO THE CHANGING MARKET ENVIRONMENT TO THE BEST OF ITS ABILITY, UNENCUMBERED BY POLITICALLY MOTIVATED REQUESTS FOR INFORMATION OR COURSES OF ACTION FORCED UPON IT BY OUTSIDE PARTIES.

SP-REVIEW SPACE WEAPONS ISSUE CODE 3120

                                        272
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO REPORT ON THE COMPANY'S GOVERNMENT CONTRACTS FOR THE DEVELOPMENT OF BALLISTIC MISSILE DEFENSE TECHNOLOGIES AND RELATED SPACE SYSTEMS.

RESPONSIBILITY FOR DECIDING WHETHER DEVELOPING A CERTAIN MILITARY TECHNOLOGY IS ESSENTIAL FOR THE NATION'S DEFENSE RESIDES EXCLUSIVELY WITH THE EXECUTIVE AND LEGISLATIVE BRANCHES OF THE U.S. GOVERNMENT. DEFENSE CONTRACTORS HAVE AN OBLIGATION TO PARTICIPATE IN PROGRAMS DEEMED BY OUR ELECTED OFFICIALS TO BE IN THE NATIONAL INTEREST. ASKING A DEFENSE CONTRACTOR TO PUBLICLY ADDRESS THE ISSUE OF ITS PARTICIPATION IN THE DEVELOPMENT OF BALLISTIC MISSILE DEFENSE TECHNOLOGIES AND RELATED SPACE SYSTEMS WOULD INVOLVE MANAGEMENT IN THE INAPPROPRIATE SECOND-GUESSING OF THE NATIONAL SECURITY DECISIONS OF THE NATION'S ELECTED REPRESENTATIVES.

MOREOVER, SHAREHOLDERS INTERESTED IN KNOWING MORE ABOUT CORPORATE PARTICIPATION IN THE DEVELOPMENT OF BALLISTIC MISSILE DEFENSE TECHNOLOGIES AND RELATED SPACE SYSTEMS CAN USUALLY GAIN A CLEARER PICTURE OF ANY GIVEN COMPANY'S ACTIVITIES BY REFERRING TO EXISTING, OPEN SOURCES OF INFORMATION. PREPARING A SPECIAL REPORT ON AN AREA THAT REPRESENTS A RELATIVELY SMALL PERCENTAGE OF THE COMPANY'S TOTAL BUSINESS ACTIVITIES WOULD CONSTITUTE AN UNNECESSARY AND COSTLY BURDEN ON MANAGEMENT.

SP-REVIEW FOREIGN MILLITARY SALES ISSUE CODE 3130

VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO REPORT ON THE COMPANY'S FOREIGN MILITARY SALES OR FOREIGN OFFSET ACTIVITIES.

RESPONSIBILITY FOR DECIDING WHETHER TO SELL MILITARY EQUIPMENT TO ALLIED NATIONS (AND UNDER WHAT TERMS) RESIDES EXCLUSIVELY WITH THE U.S. GOVERNMENT. ASKING A DEFENSE CONTRACTOR TO PUBLICLY ADDRESS THE ISSUE OF ITS FOREIGN MILITARY SALES WOULD INVOLVE MANAGEMENT IN THE INAPPROPRIATE SECOND-GUESSING OF THE FOREIGN POLICY DECISIONS OF THE NATION'S ELECTED REPRESENTATIVES. SIMILARLY, WE NOTE THAT OFFSETS HAVE BECOME A NECESSARY COMPONENT OF SUCCESSFUL BIDS, AND THAT U.S. DEFENSE CONTRACTORS MUST ALREADY REPORT TO THE U.S. GOVERNMENT ON THE TERMS OF THEIR OFFSET AGREEMENTS. ALTHOUGH THEY MAY HAVE SOME SHORT-TERM DISADVANTAGES, THE LONG-TERM BENEFITS CAN INCLUDE DEVELOPING BUSINESS RELATIONSHIPS THAT COULD LEAD TO VALUABLE TECHNOLOGY UPGRADE CONTRACTS IN THE FUTURE. RESPONSIBILITY FOR DECIDING WHETHER TO SELL MILITARY EQUIPMENT TO ALLIED NATIONS--AND UNDER WHAT TERMS--RESIDES EXCLUSIVELY WITH THE U.S. GOVERNMENT, AND A DEFINITIVE U.S. POLICY IS UNDER REVIEW ACCORDING TO THE TERMS OF THE DEFENSE OFFSETS DISCLOSURE ACT OF 1999.

PROVIDED THAT THE COMPANY IS IN COMPLIANCE WITH U.S. LAW, IT SHOULD BE ALLOWED TO PURSUE ITS OPPORTUNITIES IN FOREIGN MARKETS AS IT SEES FIT. MANAGEMENT IS IN THE BEST POSITION TO DETERMINE WHETHER THE COMPANY'S FOREIGN MILITARY CONTRACTS WILL YIELD A POSITIVE NET INCOME IN THE SHORT RUN AND MAINTAIN OR IMPROVE ITS COMPETITIVE POSITION IN THE LONG RUN. IT THEREFORE SHOULD BE ABLE TO GO ABOUT ITS BUSINESS UNENCUMBERED BY POLITICALLY MOTIVATED REQUESTS FOR INFORMATION OR COURSES OF ACTION FORCED UPON IT BY OUTSIDE PARTIES.

SP-LIMIT OR END NUCLEAR WEAPONS PRODUCTION ISSUE CODE 3150

VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO LIMIT OR END NUCLEAR WEAPONS PRODUCTION.

THE COMPANY CONDUCTS ITS WORK ON NUCLEAR WEAPONS UNDER CONTRACT WITH THE U.S. GOVERNMENT AND IN SUPPORT OF THE NATIONAL SECURITY OF THE UNITED STATES. WE NOTE THAT SINCE 1991, THE GOVERNMENTS OF THE UNITED STATES, THE SOVIET UNION AND ITS SUCCESSOR STATES HAVE REACHED AND IMPLEMENTED AGREEMENTS TO REDUCE THEIR NUCLEAR WEAPONS STOCKPILES. WE ALSO NOTE THAT THE CURRENT BUSH ADMINISTRATION HAS OPENLY STATED THAT IT FAVORS A

                                        273
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

REDUCED NUCLEAR ARSENAL, BUT THAT IT MAY NEED TO IMPROVE EXISTING NUCLEAR WEAPONS AND POSSIBLY DEVELOP NEW ONES IN ORDER TO DESTROY AN ENEMY'S BIOLOGICAL WEAPONS, CHEMICAL WEAPONS OR WEAPONS OF MASS DESTRUCTION. WE BELIEVE IT IS INAPPROPRIATE FOR US, AS SHAREHOLDERS, TO SECOND-GUESS THE NATIONAL SECURITY FRAMEWORK DEVELOPED BY OUR ELECTED LEADERS, OR MANAGEMENT'S DECISION TO PURSUE AND IMPLEMENT THE CONTRACT IN LINE WITH THE COMPANY'S BUSINESS INTERESTS.

SP-REVIEW NUCLEAR WEAPONS PRODUCTION ISSUE CODE 3151

VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO REVIEW NUCLEAR WEAPONS PRODUCTION.

THE COMPANY CONDUCTS ITS WORK ON NUCLEAR WEAPONS UNDER CONTRACT WITH THE U.S. GOVERNMENT AND IN SUPPORT OF THE NATIONAL SECURITY OF THE UNITED STATES. WE NOTE THAT SINCE 1991, THE GOVERNMENTS OF THE UNITED STATES, THE SOVIET UNION AND ITS SUCCESSOR STATES HAVE REACHED AND IMPLEMENTED AGREEMENTS TO REDUCE THEIR NUCLEAR WEAPONS STOCKPILES. WE ALSO NOTE THAT THE CURRENT BUSH ADMINISTRATION HAS OPENLY STATED THAT IT FAVORS A REDUCED NUCLEAR ARSENAL, BUT THAT IT MAY NEED TO IMPROVE EXISTING NUCLEAR WEAPONS AND POSSIBLY DEVELOP NEW ONES IN ORDER TO DESTROY AN ENEMY'S BIOLOGICAL WEAPONS, CHEMICAL WEAPONS OR WEAPONS OF MASS DESTRUCTION. WE BELIEVE IT IS INAPPROPRIATE FOR US, AS SHAREHOLDERS, TO SECOND-GUESS THE NATIONAL SECURITY FRAMEWORK DEVELOPED BY OUR ELECTED LEADERS, OR MANAGEMENT'S DECISION TO PURSUE AND IMPLEMENT THE CONTRACT IN LINE WITH THE COMPANY'S BUSINESS INTERESTS.

SP-REVIEW CHARITABLE GIVING POLICY ISSUE CODE 3210

VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK COMPANIES TO REVIEW OR DISCLOSE THEIR CHARITABLE GIVING POLICY AND PROGRAMS.

WE BELIEVE THAT CORPORATE GIVING PROGRAMS CAN CONTRIBUTE TO SHAREHOLDER VALUE AND SERVE SOCIETY. COMPANIES TEND TO FOCUS THEIR CHARITABLE GIVING IN THE COMMUNITIES WHERE THEY OPERATE, AND THEY RECEIVE GOOD WILL AND IMPROVED CUSTOMER RELATIONS FROM MAKING THESE CONTRIBUTIONS. HOWEVER, WE ALSO BELIEVE THAT CHARITABLE CONTRIBUTIONS ARE ROUTINE BUSINESS DECISIONS THAT SHOULD BE MADE BY MANAGEMENT, WITH OVERSIGHT FROM THE BOARD OF DIRECTORS AND AUDITORS. THEREFORE, ASKING MANAGEMENT TO REVIEW OR REPORT ON ITS CHARITABLE GIVING PROGRAM CONSTITUTES UNWARRANTED SHAREHOLDER INTERFERENCE IN MANAGEMENT'S ROUTINE BUSINESS DECISIONS, AND WE WILL NOT SUPPORT SUCH PROPOSALS. MANAGEMENT IS BEST POSITIONED TO DETERMINE HOW MUCH TO GIVE AND TO WHOM AND HOW TO STRUCTURE ITS PROGRAM.

SP-LIMIT OR END CHARITABLE GIVING ISSUE CODE 3215

VOTE AGAINST SHAREHOLDER PROPOSALS TO LIMIT OR END CHARITABLE GIVING.

WE BELIEVE THAT THE COMPANY'S GIVING PROGRAM CONTRIBUTES TO SHAREHOLDER VALUE AND SERVES SOCIETY. COMPANIES TEND TO FOCUS THEIR CHARITABLE GIVING IN THE COMMUNITIES WHERE THEY OPERATE, AND THEY RECEIVE GOOD WILL AND IMPROVED CUSTOMER RELATIONS FROM MAKING THESE CONTRIBUTIONS. MOREOVER, COMPANIES TODAY ARE BROADLY EXPECTED TO MAINTAIN CHARITABLE GIVING PROGRAMS AS PART OF THEIR OVERALL CORPORATE RESPONSIBILITY. WE THEREFORE OPPOSE PROPOSALS THAT ASK COMPANIES TO LIMIT OR END THEIR CHARITABLE GIVING

SP-REVIEW POLITICAL SPENDING ISSUE CODE 3220

VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK COMPANIES TO INCREASE DISCLOSURE OF POLITICAL AND PAC CONTRIBUTIONS AND ACTIVITIES.

IT IS UP TO THE BOARD OF DIRECTORS AND AUDITORS TO ENSURE OVERSIGHT OF POLITICAL CONTRIBUTIONS AND ANY COMPANY PACS, WHICH ARE ROUTINE BUSINESS MATTERS. MOREOVER, ADEQUATE DISCLOSURE IS REQUIRED BY CURRENT FEDERAL LAW, SO REQUESTED REPORTS (PARTICULARLY ON DISCLOSURE OF PAC CONTRIBUTIONS) ARE UNNECESSARY. CORPORATIONS ARE ALLOWED TO PARTICIPATE IN THE POLITICAL PROCESS UNDER CERTAIN RULES AND RESTRICTIONS, AND EFFORTS TO FURTHER RESTRICT THE CORPORATE ROLE OR TO REQUIRE GREATER DISCLOSURE SHOULD FOCUS ON LEGISLATIVE CHANGE.

SP-LIMIT OR END POLITICAL SPENDING ISSUE CODE 3221

                                        274
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK COMPANIES TO LIMIT OR END THEIR POLITICAL CONTRIBUTIONS.

IT IS UP TO THE BOARD OF DIRECTORS AND AUDITORS TO ENSURE OVERSIGHT OF POLITICAL CONTRIBUTIONS, WHICH ARE ROUTINE BUSINESS MATTERS. CORPORATIONS ARE ALLOWED TO PARTICIPATE IN THE POLITICAL PROCESS UNDER CERTAIN RULES AND RESTRICTIONS, AND EFFORTS TO FURTHER RESTRICT THE CORPORATE ROLE OR TO REQUIRE GREATER DISCLOSURE SHOULD FOCUS ON LEGISLATIVE CHANGE.

SPDISCLOSE PRIOR GOVERNMENT SERVICE ISSUE CODE 3222

VOTE AGAINST SHAREHOLDER PROPOSALS REQUESTING THE DISCLOSURE OF COMPANY EXECUTIVES' PRIOR GOVERNMENT SERVICE.

MANAGEMENT IS IN THE BEST POSITION TO DETERMINE WHO IS BEST QUALIFIED TO MEET THE NEEDS OF THE COMPANY. THE PROPOSALS ARE UNNECESSARY, BECAUSE MANAGEMENT FOLLOWS THE DISCLOSURE REQUIREMENTS MANDATED BY THE SECURITIES AND EXCHANGE COMMISSION IN THE PROXY STATEMENT, THE 10-K AND OTHER COMPANY REPORTS. WE ALSO RESPECT THE RIGHT OF PRIVACY OF THE INDIVIDUALS WHO WOULD BE A PART OF THIS DISCLOSURE.

SP-AFFIRM POLITICAL NONPARTISANSHIP ISSUE CODE 3224

VOTE AGAINST SHAREHOLDER PROPOSALS REQUESTING AFFIRMATION OF POLITICAL NONPARTISANSHIP.

THESE PROPOSALS ARE UNNECESSARY. FEDERAL LAW ALLOWS COMPANIES TO SPONSOR AND PROVIDE ADMINISTRATIVE SUPPORT TO POLITICAL ACTION COMMITTEES, BUT PROHIBITS DIRECT DONATIONS OR COERCED EMPLOYEE PARTICIPATION. THUS, EMPLOYEES ALREADY HAVE RECOURSE TO LEGAL ACTION SHOULD SUCH COERCION OCCUR.

SP-REVIEW TOBACCO MARKETING ISSUE CODE 3300

VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO REPORT ON OR CHANGE TOBACCO PRODUCT MARKETING PRACTICES.

THE REGULATION OF MARKETING PRACTICES IS A RESPONSIBILITY OF NATIONAL AND LOCAL GOVERNMENTS AS WELL AS THE 1998 MASTER SETTLEMENT AGREEMENT, WHICH MANDATES A SERIES OF MARKETING REFORMS. OUTSIDE OF THOSE DEFINED AREAS OF JURISDICTION, TOBACCO COMPANIES HAVE RIGHTFUL DISCRETION OVER HOW TO MARKET THEIR PRODUCTS. INDIVIDUAL COMPANIES SHOULD NOT BE ASKED TO REPORT OR INSTITUTE MARKETING POLICIES THAT MAY BE ADDRESSED THROUGH REGULATORY OR LEGAL ACTION. MOREOVER, MANAGEMENT MUST CONSIDER THAT ANY ACTIONS IT TAKES UNILATERALLY TO RESTRICT TOBACCO PRODUCT MARKETING PRACTICES, INDEPENDENT OF GOVERNMENT ACTION OR IRRESPECTIVE OF LOCAL

                                        275
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

CUSTOM, COULD HARM ITS COMPETITIVE POSITION IF OTHER TOBACCO COMPANIES DO NOT RESPOND IN KIND. FINALLY, SOME MAY VIEW CHANGES IN TOBACCO PRODUCT MARKETING PRACTICES AS AN ACKNOWLEDGEMENT OF PAST SHORTCOMINGS, INVITING NEW LAWSUITS AGAINST THE COMPANIES. WE THEREFORE OPPOSE RESOLUTIONS ASKING MANAGEMENT TO REPORT ON OR CHANGE TOBACCO PRODUCT MARKETING PRACTICES.

SP- REFRAIN FROM CHALLENGING GOVT LAWS

Vote AGAINST shareholder proposals that ask a company to refrain from challenging legislation, regulations and government studies related to tobacco.

Management is in the best position to decide what actions are needed to ensure the profitable operation of our company. The manufacture, marketing and use of tobacco products is legal in the United States, and it is in our company's best interest to maintain a reputable corporate image in the public eye, and to continue to manufacture and market its products in a free-market economy. For this reason we support a company's right to challenge governmental regulation, legislation and studies related to tobacco. We oppose all proposals that ask a company to give up this right.

SP-SEVER LINKS WITH TOBACCO INSUSTRY ISSUE CODE 3307

VOTE AGAINST SHAREHOLDER PROPOSALS TO SEVER THE COMPANY'S LINKS TO THE TOBACCO INDUSTRY.

MANAGEMENT IS GENERALLY IN THE BEST POSITION TO MAKE DECISIONS ABOUT WHAT INVESTMENTS AND LINES OF BUSINESS ARE SUITABLE FOR THE COMPANY. THE MANUFACTURE, MARKETING AND USE OF TOBACCO AND RELATED PRODUCTS ARE LEGALLY SANCTIONED THROUGHOUT THE WORLD. ANY FURTHER REGULATIONS OR RESTRICTIONS ON TOBACCO BUSINESS ACTIVITY ARE RIGHTLY THE RESPONSIBILITY OF GOVERNMENTS, NOT SHAREHOLDERS. SHORT OF SUCH REGULATION, REPORTING ON OR DISSOLVING TIES WITH THE TOBACCO INDUSTRY BY THE COMPANY IS LIKELY TO RESULT IN UNNECESSARY EXPENSES AND/OR LOSS OF REVENUES AND PROFITS, AND THEREFORE IS NOT IN THE COMPANY'S OR THE SHAREHOLDERS' INTERESTS. WE THEREFORE OPPOSE ALL PROPOSALS THAT ASK A COMPANY TO REPORT ON OR APPROVE DISSOLUTION OF LINKS WITH THE TOBACCO INDUSTRY.

SP-REVIEW OR REDUCE TOBACCO HARM TO HEALTH ISSUE CODE 3308

VOTE AGAINST SHAREHOLDER PROPOSALS TO REVIEW OR REDUCE TOBACCO HARM TO HEALTH IF THE PROPOSAL CONCERNS ADOPTION OF A NO-SMOKING POLICY FOR A FACILITY OR PLACE OF BUSINESS.

THE DECISION TO SMOKE IS A PERSONAL ONE AND A RIGHT PROTECTED BY LAW. SOME SCIENTIFIC STUDIES SUGGEST SMOKING MAY DAMAGE THE HEALTH OF NON-SMOKERS AS WELL AS SMOKERS. IN 1993, THE U.S. ENVIRONMENTAL PROTECTION AGENCY LISTED ENVIRONMENTAL TOBACCO SMOKE (ETS) AS A CLASS A CARCINOGEN, ON A PAR WITH ASBESTOS, RADON GAS AND OTHER AIRBORNE TOXINS. HOWEVER, THIS RULING HAS BEEN OVERTURNED ON COURT CHALLENGES BY THE TOBACCO INDUSTRY.

THOUGH THE TREND OVER THE LAST 10 YEARS HAS BEEN TOWARD ADOPTION OF SMOKING RESTRICTIONS IN WORKPLACES, WE BELIEVE THE DECISION TO SMOKE IS A PERSONAL ONE AND SHOULD BE PROTECTED WHEREVER IT IS NOT REGULATED BY LAW. POLICIES CONCERNING WORKPLACE SMOKING SHOULD BE BASED ON PARTICULAR CIRCUMSTANCES OF A GIVEN COMPANY, FACILITY OR GROUP OF EMPLOYEES, AND SHOULD NOT BE DECIDED BY SHAREHOLDERS. FOR THESE REASONS, WE OPPOSE PROPOSALS THAT ASK A COMPANY TO ADOPT A NO-SMOKING POLICY FOR A FACILITY OR PLACE OF BUSINESS.

SP-REVIEW OR PROMOTE ANIMAL WELFARE ISSUE CODE 3320

                                        276
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO REVIEW OR PROMOTE ANIMAL WELFARE.

GOVERNMENT REGULATION IS THE MOST APPROPRIATE MECHANISM FOR ENSURING THAT FARM AND LABORATORY ANIMALS ARE TREATED HUMANELY, PROTECTING HUMAN HEALTH. PRODUCT TESTING AND MAINTAINING A PROPERLY RUN CHAIN OF SUPPLY FOR FOOD ANIMALS USED FOR COMPANY PRODUCTS ALSO ARE QUINTESSENTIALLY ORDINARY BUSINESS MATTERS THAT ARE MOST PROPERLY THE PURVIEW OF MANAGEMENT.

SUGGESTING ADDITIONAL LEVELS OF MANAGEMENT OVERSIGHT FOR ANIMAL WELFARE AT FARMS THAT PRODUCE ANIMALS USED FOR COMPANY PRODUCTS WOULD BE BURDENSOME AND EXPENSIVE. THE COMPANY CAN HAVE LITTLE CONTROL OVER CONDITIONS AT ITS FOOD SUPPLIERS, BEYOND INSISTING THAT LEGAL STANDARDS FOR ANIMAL WELFARE AND SANITATION ARE MET.

COMPANIES AT TIMES MUST USE ANIMAL TESTS TO ENSURE PRODUCT SAFETY; THE SCIENCE IS SIMPLY NOT YET THERE TO ALLOW FOR THE COMPLETE REPLACEMENT OF ALL ANIMAL TESTS. IN ADDITION, NO ANIMAL TESTS MAY BE MORE EXPENSIVE, AND FEDERAL LAW STILL ENCOURAGES MANY ANIMAL SAFETY TESTS, AS DO FOREIGN GOVERNMENTS. AT ANY RATE, COMPANIES GENERALLY USE THE LOWEST POSSIBLE NUMBER OF ANIMALS IN PRODUCT SAFETY TESTS, EXHAUSTING ALL ALTERNATIVES BEFORE TURNING TO ANIMALS; ANIMAL USE HAS FALLEN SUBSTANTIALLY AS A RESULT. ANY REQUESTED REPORTS MIGHT WELL BE MISUSED BY ANIMAL PROTECTION GROUPS TO FURTHER ATTACK THE COMPANY ON OTHER RELATED GROUNDS.

SP-REVIEW DRUG PRICING OR DISTRIBUTION ISSUE CODE 3340

VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK COMPANIES TO REPORT OR TAKE ACTION ON PHARMACEUTICAL DRUG PRICING OR DISTRIBUTION.

PRICING POLICY IS A QUINTESSENTIAL ORDINARY BUSINESS ISSUE THAT SHOULD NOT BE BROUGHT TO SHAREHOLDERS. FURTHER, PRICE RESTRAINT POLICY IS A BAD BUSINESS IDEA BECAUSE IT WOULD TIE THE HANDS OF MANAGEMENT, WHICH NEEDS TO BE AS FLEXIBLE AS POSSIBLE IN HOSTILE MARKET CONDITIONS. ADOPTING A PRICE RESTRAINT POLICY WOULD THREATEN RESEARCH AND DEVELOPMENT INVESTMENTS, WHICH ARE THE LIFEBLOOD OF THE INDUSTRY. IT IS ALSO NOT IN THE BEST INTEREST OF FIDUCIARIES TO LOBBY FOR PRICE RESTRAINT, WHICH COULD LOWER PROFIT MARGINS FOR THE COMPANY AND ITS SHAREHOLDERS. FURTHER, TO ADOPT A PRICE RESTRAINT POLICY UNILATERALLY WOULD PUT THE COMPANY AT A COMPETITIVE DISADVANTAGE COMPARED WITH OTHER FIRMS IN THE INDUSTRY THAT DO NOT HAVE A SIMILAR POLICY.

REPORTS ON HOW THE COMPANY PRICES ITS PRODUCTS ARE UNNECESSARY BECAUSE THIS IS AN ORDINARY BUSINESS MATTER THAT IS PROPERLY ONLY THE PURVIEW OF MANAGEMENT. A REPORT ALSO MIGHT REVEAL INFORMATION THAT COMPETITORS COULD USE TO UNDERCUT THE COMPANY, SOMETHING WE PARTICULARLY CANNOT AFFORD IN TODAY'S DIFFICULT BUSINESS CLIMATE. INFORMATION ON PRICING POLICY ALSO MIGHT BE MISUSED BY INDUSTRY CRITICS, WHO HAVE A LONG RECORD OF TWISTING REPORTS TO SUIT THEIR OWN POLITICAL AGENDA; THIS IS A RISK WE CANNOT AFFORD GIVEN THE U.S. HEALTH CARE DEBATE, POSSIBLE DOMESTIC PRICE CONSTRAINTS IMPOSED BY GOVERNMENT, AND TRICKY QUESTIONS OF INTERNATIONAL MARKETS.

WE THEREFORE VOTE AGAINST ALL PROPOSALS ASKING FOR DRUG PRICE RESTRAINT OR DISCLOSURE.

SP-OPPOSE EMBRYO/FETAL DESTRUCTION ISSUE CODE 3350

VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK COMPANIES TO TAKE ACTION ON EMBRYO OR FETAL DESTRUCTION.

                                        255
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

THIS IS AN ORDINARY BUSINESS DECISION.

SP-REVIEW NUCLEAR FACILITY/WAST ISSUE CODE 3400

VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK COMPANIES TO REVIEW OR REPORT ON NUCLEAR FACILITIES OR NUCLEAR WASTE.

THE NUCLEAR POWER INDUSTRY IS CLOSELY REGULATED IN THE UNITED STATES. THE U.S. NATIONAL REGULATORY COMMISSION, WHICH HAS OVERSIGHT RESPONSIBILITY FOR BOTH COMMERCIAL NUCLEAR REACTORS AND RESEARCH REACTORS, ANNUALLY CONDUCTS ABOUT 2,000 INSPECTIONS OF NUCLEAR MATERIAL LICENSEES. THESE INSPECTIONS COVER AREAS SUCH AS TRAINING OF PERSONNEL WHO USE MATERIALS, RADIATION PROTECTION PROGRAMS AND SECURITY OF NUCLEAR MATERIALS. THE NRC ALSO REQUIRES REACTOR OPERATORS TO HAVE DEFENSES AGAINST COMMANDO ATTACK BY SEVERAL SKILLED ATTACKERS AND TO CONDUCT BACKGROUND CHECKS ON EMPLOYEES. MOREOVER, THE NRC POSTS QUARTERLY UPDATES, ON ITS WEBSITE, OF ITS ASSESSMENTS OF EVERY NUCLEAR PLANT OPERATING IN THE UNITED STATES.

GIVEN THE REGULATORY OVERSIGHT THAT ALREADY EXISTS AND DETAILED ASSESSMENT REPORTS THAT ARE ALREADY AVAILABLE TO THE PUBLIC, WE BELIEVE THAT PROPOSALS THAT ASK COMPANIES TO ISSUE SPECIAL REPORTS OR CONDUCT SPECIAL REVIEWS FOR THEIR SHAREHOLDERS ON THEIR NUCLEAR OPERATIONS ARE REDUNDANT AND AN UNJUSTIFIABLE DRAIN ON COMPANY RESOURCES

SP-REVIEW ENERGY EFFICIENCY & RENEWABLES ISSUE CODE 3410

VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK COMPANIES TO REDUCE THEIR RELIANCE ON NUCLEAR AND FOSSIL FUELS, TO DEVELOP OR USE SOLAR AND WIND POWER, OR TO PROMOTE ENERGY EFFICIENCY, OR TO REVIEW OR REPORT THESE ISSUES.

WE BELIEVE THAT DECISIONS ABOUT THE LEVEL OR MIX OF ENERGY TO USE OR DEVELOP ARE BUSINESS STRATEGY MATTERS BEST LEFT TO MANAGEMENT TO MAKE IN RESPONSE TO REGULATORY REQUIREMENTS, TECHNOLOGICAL DEVELOPMENTS, AND SUPPLY AND DEMAND. WE NOTE THAT U.S. GOVERNMENT AGENCIES SUCH AS THE NUCLEAR REGULATORY COMMISSION AND THE ENVIRONMENTAL PROTECTION AGENCY ALREADY IMPOSE CERTAIN RESTRICTIONS ON ENERGY PRODUCERS TO PROTECT ENVIRONMENTAL AND HUMAN HEALTH. ACHIEVING ENERGY EFFICIENCY GAINS OR INSTALLING RENEWABLE TECHNOLOGIES ALMOST ALWAYS ENTAILS ADDED CAPITAL INVESTMENTS AND EXPENSES. IF COST-EFFECTIVE WAYS OF REDUCING ENERGY USE ARE AVAILABLE, ONE CAN ASSUME THE COMPANY ALREADY IS EXPLOITING SUCH OPPORTUNITIES, BECAUSE IT IS IN ITS FINANCIAL INTEREST TO DO SO. SIMILARLY, IF A COMPANY IS NOT USING OR PURCHASING RENEWABLE ENERGY, ONE CAN ASSUME THAT NO COST-EFFECTIVE SITES OR PURCHASING OPTIONS ARE AVAILABLE.

THE COSTS OF REGULATORY COMPLIANCE, PLUS THE PRICE SIGNALS GENERATED BY ENERGY SUPPLY AND DEMAND, GENERATE SUFFICIENT INFORMATION TO MANAGEMENT FOR IT TO DETERMINE WHICH ENERGY PATH IS MOST COST-EFFECTIVE, MAKING SPECIAL REVIEWS AND REPORTS TO SHAREHOLDERS UNNECESSARY. THEREFORE, WE OPPOSE ALL PROPOSALS THAT ASK MANAGEMENT TO REPORT ON OR INCREASE ENERGY EFFICIENCY OR TO REPORT, USE OR DEVELOP WIND AND SOLAR POWER.

SP-ENDORSE CERES PRINCIPLES ISSUE CODE 3420

VOTE FOR SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO ENDORSE THE CERES PRINCIPLES.

VIRTUALLY ALL CORPORATIONS AFFECT THE ENVIRONMENT AND HAVE A RESPONSIBILITY TO PROTECT IT. WITH COSTS OF ENVIRONMENTAL COMPLIANCE RISING, COMPANIES THAT PAY CLOSE ATTENTION TO THE ENVIRONMENT ARE IN A BETTER

                                        278
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

POSITION TO CONTROL THESE COSTS AND MAINTAIN THEIR PROFITABILITY. IN ADDITION, A STRONG ENVIRONMENTAL FOCUS MAY LEAD TO PRODUCT INNOVATIONS THAT FULFILL GROWING DEMAND FOR ENVIRONMENTALLY SOUND PRODUCTS AND SERVICES.

THE CERES PRINCIPLES, AS A BROAD STATEMENT OF ENVIRONMENTAL POLICY, ENCOURAGE COMPANIES TO TAKE A PRO-ACTIVE APPROACH IN MANAGING THEIR ENVIRONMENTAL AFFAIRS. WHILE THE PRINCIPLES ARE GENERIC, AND MEANT TO APPLY TO ALL INDUSTRIES, COMPANIES MAY TAILOR THEM TO SUIT THEIR OWN CIRCUMSTANCES. MAJOR CORPORATIONS SUCH AS BANKAMERICA, COCA-COLA, GENERAL MOTORS, NIKE AND NORTHEAST UTILITIES HAVE ENDORSED THE CERES PRINCIPLES YET MAINTAIN THEIR OWN COMPANY-SPECIFIC SET OF ENVIRONMENTAL PRINCIPLES AS WELL.

SOME INVESTORS AND CONSUMERS ARE SKEPTICAL OF CLAIMS MADE BY CORPORATIONS ABOUT THEIR COMMITMENTS TO PROTECT THE ENVIRONMENT. A COMPANY THAT ENDORSES THE CERES PRINCIPLES AND COMPLETES THE CERES REPORT FORM MAY BOLSTER ITS PUBLIC STANDING -- AND THUS ITS ECONOMIC WELL-BEING -- BY SHARING INFORMATION WITH ITS
STAKEHOLDERS: INVESTORS, EMPLOYEES, NEIGHBORING COMMUNITIES AND CONSUMERS. AN ENDORSING COMPANY MAY ALSO FIND THAT INTERACTION WITH ENVIRONMENTAL AND INVESTOR GROUPS THAT BELONG TO CERES CONSTITUTES A LOW-COST SOUNDING BOARD OR CONSULTANT FOR ITS ENVIRONMENTAL AFFAIRS.

ONE FINAL ECONOMIC CONSIDERATION IS THAT COMPANIES IMPLEMENTING ENVIRONMENTAL COMPLIANCE MONITORING AND SELF-AUDIT PROGRAMS TEND TO FARE BETTER IN ENFORCEMENT PROCEEDINGS THAN COMPANIES THAT DO NOT, ACCORDING TO ENVIRONMENTAL PROTECTION AGENCY AND DEPARTMENT OF JUSTICE GUIDELINES. COMPANIES THAT PROMPTLY REPORT AND FULLY REMEDY COMPLIANCE VIOLATIONS ARE LESS LIKELY TO FACE CRIMINAL PENALTIES (ALTHOUGH CIVIL ACTIONS REMAIN AN ENFORCEMENT OPTION). ENDORSING THE CERES PRINCIPLES AND COMPLETING THE CERES REPORT MAY AUGMENT SUCH A DISCLOSURE PROCESS. MOREOVER, INFORMATION DISCLOSED TO THE PUBLIC IN THE CERES REPORT MAY BRING CORPORATIONS ONE STEP CLOSER TOWARD STANDARDIZED, ACCOUNTABLE MEASURES OF ENVIRONMENTAL PERFORMANCE, WHICH WILL AID INVESTORS IN MAKING FUTURE INVESTMENT DECISIONS.

SP-CONTROL GENERATION OF POLLUTANTS ISSUE CODE 3422

VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO CONTROL EMISSIONS OF POLLUTANTS.

EMISSION OF POLLUTANTS IS AN INEVITABLE CONSEQUENCE OF MOST MANUFACTURING PROCESSES. THE AUTHORITY TO RESTRICT THESE EMISSIONS IS PROPERLY VESTED IN THE GOVERNMENT AND SHOULD NOT BE USURPED BY SHAREHOLDERS. CONCERNED SHAREHOLDERS HAVE AN OPPORTUNITY TO TAKE PART IN THE PUBLIC RULEMAKING PROCESS, JUST AS CORPORATIONS DO. IT IS NOT APPROPRIATE FOR THEM TO USE THE SHAREHOLDER RESOLUTION PROCESS AS A PLATFORM FOR THEIR IDEAS.

MOREOVER, CONTROLLING EMISSIONS OF POLLUTANTS USUALLY ENTAILS ADDED CAPITAL INVESTMENTS AND EXPENSES. IF COST-EFFECTIVE WAYS OF CONTROLLING EMISSIONS ARE AVAILABLE, ONE CAN ASSUME THAT THE COMPANY ALREADY IS EXPLOITING SUCH OPPORTUNITIES, BECAUSE IT IS IN ITS FINANCIAL INTEREST TO DO SO. IF THE COMPANY IS NOT CONTROLLING EMISSIONS TO THE EXTENT DESIRED BY THE PROPONENT, IT MAY BE BECAUSE SUCH CONTROLS WOULD BE COSTLY TO IMPLEMENT, PROVIDE LITTLE ADDED BENEFIT TO THE ENVIRONMENT AND/OR ADVERSELY AFFECT THE COMPANY'S COMPETITIVE POSITION.

SP-REPORT ON ENVIORNMENTAL IMPACT OR PLANS ISSUE CODE 3423

VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK COMPANIES TO REPORT ON THEIR ENVIRONMENT IMPACT OR PLANS.

                                        279
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

INDUSTRY AND GOVERNMENT HAVE RESPONDED TO THE PUBLIC'S DESIRE FOR INFORMATION ON CORPORATE ENVIRONMENTAL IMPACTS AND PLANS. THE 1969 NATIONAL ENVIRONMENTAL POLICY ACT REQUIRES COMPANIES TO ISSUE ENVIRONMENTAL IMPACT ASSESSMENTS FOR MAJOR DOMESTIC PROJECTS. CONGRESS HAS ALSO PASSED SEVERAL IMPORTANT RIGHT-TO-KNOW LAWS TO COMPEL DISCLOSURE OF MATERIAL SAFETY DATA SHEETS AND OTHER ENVIRONMENT, HEALTH AND SAFETY INFORMATION TO EMPLOYEES AND NEIGHBORS OF MANUFACTURING PLANTS. IN ADDITION, MANY COMPANIES HAVE SET UP COMMUNITY ADVISORY PANELS IN COMMUNITIES WHERE THEIR PLANTS ARE LOCATED. NOW IT IS EVEN COMMONPLACE FOR LARGE INDUSTRIAL COMPANIES TO ISSUE STAND-ALONE ANNUAL ENVIRONMENTAL REPORTS OUTLINING THEIR PROGRESS ON MAJOR ENVIRONMENTAL INITIATIVES.

THEREFORE, WE BELIEVE SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION ON CORPORATE ENVIRONMENTAL IMPACTS OR PLANS ARE ALREADY ADDRESSED IN A NUMBER OF GOVERNMENT REGULATIONS AND INDUSTRY PROGRAMS, MAKING FURTHER COMMUNICATION AND INFORMATION EXCHANGES DUPLICATIVE AND UNNECESSARY. AT THE SAME TIME, A WILLINGNESS TO RESPOND TO SUCH REQUESTS COULD LEAD TO A COSTLY AND OPEN-ENDED PROCESS WITH OPPONENTS OF THE COMPANY'S OPERATIONS AND/OR DEVELOPMENT PLANS. THEIR ULTIMATE DESIRE MAY BE TO GENERATE NEGATIVE PUBLICITY AND INTRODUCE OPPOSING VIEWS IN THE COMPANY'S DECISION MAKING PROCESS THAT RESULTS IN COSTLY AND PERHAPS UNWARRANTED CHANGES IN PROJECT DEVELOPMENT PLANS. AS SHAREHOLDERS, IT IS NOT PRUDENT TO INVITE SUCH RISKS BY ENCOURAGING COMMUNICATION AND DISCLOSURE BEYOND THAT REQUIRED BY LAW.

SP-REPORT OR TAKE ACTION ON CLIMATE CHANGE ISSUE CODE 3425

VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO REPORT OR TAKE ACTION ON CLIMATE CHANGE.

WE BELIEVE MAJOR UNCERTAINTIES REMAIN ABOUT CLIMATE CHANGE AND THE APPROPRIATENESS OF POLICIES TO ADDRESS IT. IN 2001, PRESIDENT GEORGE W. BUSH WITHDREW U.S. SUPPORT OF THE KYOTO PROTOCOL, AN INTERNATIONAL TREATY THAT SETS TARGETS AND TIMETABLES TO REDUCE GREENHOUSE GAS EMISSIONS IN INDUSTRIALIZED COUNTRIES. MOST U.S. COMPANIES SUPPORT THE PRESIDENT'S MOVE.

WE BELIEVE IT IS NOT APPROPRIATE OR IN SHAREHOLDERS' BEST INTERESTS TO ASK MANAGEMENT TO REPORT OR TAKE ACTION ON CLIMATE CHANGE UNILATERALLY. MOREOVER, ESTIMATING THE POTENTIAL COSTS, BENEFITS AND LIABILITIES OF ADDRESSING CLIMATE CHANGE IS HIGHLY UNCERTAIN IN LIGHT OF THE REMAINING SCIENTIFIC, POLITICAL AND LEGISLATIVE UNCERTAINTIES. CONCERNED SHAREHOLDERS HAVE OTHER OPPORTUNITIES TO TAKE PART IN THE PUBLIC DEBATE OVER GLOBAL WARMING AND SHOULD NOT USE THE SHAREHOLDER RESOLUTION PROCESS AS A PLATFORM FOR THEIR VIEWS. MANAGEMENT IS VESTED WITH RESPONSIBILITY TO TAKE ACTION WHEN IT IS IN THE FINANCIAL INTEREST OF THE COMPANY TO DO SO -- AND TO REPORT TO SHAREHOLDERS WHEN AND IF IT DETERMINES THAT DEVELOPMENTS MAY MATERIALLY AFFECT THE COMPANY. ACCORDINGLY, THERE IS NO NEED FOR SHAREHOLDERS TO MAKE THIS SPECIAL REQUEST OF MANAGEMENT.

REVIEW OR CURB BIOENGINEERING ISSUE CODE 3430

VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO REPORT ON, LABEL OR RESTRICT SALES OF BIOENGINEERED PRODUCTS.

THERE ARE NO SUBSTANTIVE DIFFERENCES BETWEEN FOODS MADE WITH INGREDIENTS FROM GENETICALLY MODIFIED PLANTS AND FOODS FROM PLANTS THAT HAVE BEEN CONVENTIONALLY BRED. THE INTRODUCTION OF A SINGLE GENE INTO A PLANT IS A NATURAL IMPROVEMENT ON THE PLANT CROSSBREEDING THAT BEGAN WITH THE DOMESTICATION OF WILD GRAIN. SCIENTISTS HAVE BEEN STUDYING GENETIC MODIFICATION FOR DECADES AND THE U.S. GOVERNMENT REVIEWS NEW GENETICALLY MODIFIED PLANTS TO ENSURE THAT THEY DO NOT POSE A THREAT TO HUMANS OR THE ENVIRONMENT. THE GENETICALLY

                                        280
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

MODIFIED PLANTS CURRENTLY BEING GROWN BENEFIT THE ENVIRONMENT AND FARMERS BY INCREASING CROP YIELDS AND REDUCING THE AMOUNT OF PESTICIDES REQUIRED. RICE THAT HAS BEEN GENETICALLY MODIFIED TO CONTAIN VITAMIN A IS ALREADY AVAILABLE IN COUNTRIES WHERE A LACK OF THAT VITAMIN KILLS AND BLINDS HUNDREDS OF THOUSANDS OF CHILDREN EACH YEAR; IN THE FUTURE GENETIC MODIFICATION MAY LEAD TO PLANTS THAT CONTAIN OTHER NUTRIENTS, ALLOWING PEOPLE WORLDWIDE TO LEAD LONGER AND HEALTHIER LIVES. A SIGNIFICANT BACKLASH AGAINST GENETIC MODIFICATION COULD IMPEDE THIS LIFE-SAVING SCIENTIFIC PROGRESS.

A SUBSTANTIAL PERCENTAGE OF FARMERS PREFER TO GROW GENETICALLY MODIFIED CROPS--IN 2001, 63 PERCENT OF ALL SOYBEANS AND 24 PERCENT OF ALL CORN GROWN IN THE UNITED STATES WERE GENETICALLY MODIFIED VARIETIES. CORN AND SOYBEANS ARE USED FOR INGREDIENTS INCLUDING COOKING OILS, SWEETENERS AND STARCHES, AND ARE THEREFORE PRESENT IN THE VAST MAJORITY OF FOODS. IN MANY CASES, HOWEVER, THE GENETIC MODIFICATION AFFECTS ONLY A PLANT'S LEAVES, WHICH ARE NOT EATEN AND ARE THEREFORE ABSENT FROM FOOD PRODUCTS MADE FROM THE PLANT. MANY GRAIN DEALERS MIX MODIFIED AND NON-MODIFIED CROPS, SO RAW AGRICULTURAL MATERIALS AVAILABLE IN THE OPEN MARKET ARE ASSUMED TO CONTAIN SOME GENETICALLY MODIFIED MATERIALS UNLESS THEY HAVE BEEN CERTIFIED OTHERWISE. THESE CERTIFIED AGRICULTURAL PRODUCTS ARE MORE EXPENSIVE, AND QUANTITIES LARGE ENOUGH FOR ALL OF A MAJOR FOOD MANUFACTURER'S PRODUCTS MAY BE DIFFICULT TO OBTAIN.

LABELING OF FOODS MADE FROM GENETICALLY MODIFIED PLANTS, AS SOME RESOLUTIONS REQUEST, WOULD PUT COMPANIES AT A SERIOUS COMPETITIVE DISADVANTAGE. AT PRESENT, THE ONLY FOODS INCLUDING INFORMATION ON GENETIC MODIFICATION ON THEIR LABELS ARE MADE BY COMPANIES THAT DO NOT USE GENETICALLY MODIFIED PLANTS. A LABEL SIMPLY STATING THAT A FOOD WAS MADE FROM GENETICALLY MODIFIED PLANT MATERIALS MIGHT CAUSE CONSUMERS TO BUY THE PRODUCT OF A COMPETITOR THAT ALSO USED GENETICALLY MODIFIED PLANTS, BUT DID NOT SAY SO ON THE PACKAGE LABEL. FDA'S CURRENT LABELING REQUIREMENTS DO NOT LEAVE SUFFICIENT ROOM ON MANY PACKAGES TO EXPLAIN TO CONSUMERS THAT GENETICALLY MODIFIED PLANTS ARE SAFE TO EAT AND MAY HELP THE ENVIRONMENT.

SP-PRESERVE/REPORT ON NATURAL HABITAT ISSUE CODE 3440

VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK COMPANIES TO PRESERVE NATURAL
HABITAT.

WE BELIEVE THAT DECISIONS ON PRESERVING OPEN SPACE AND WILDERNESS AREAS ARE THE PURVIEW OF GOVERNMENT POLICYMAKERS AT LOCAL, REGIONAL AND NATIONAL LEVELS. COMPANIES SHOULD BE FREE TO MAKE INVESTMENTS AND SITE FACILITIES WHEREVER SUCH LAND USE IS NOT BARRED BY LAWS OR REGULATION. FOR SHAREHOLDERS TO IMPOSE FURTHER RESTRICTIONS ON MANAGEMENT'S INVESTMENT, EXPLORATION AND DEVELOPMENT OPTIONS COULD PUT THE COMPANY AT A COMPETITIVE DISADVANTAGE AND HARM SHAREHOLDER VALUE.

SP-REVIEW DEVELOPING COUNTRY DEBT ISSUE CODE 3500

VOTE AGAINST SHAREHOLDER PROPOSALS ASKING COMPANIES TO REVIEW THEIR DEVELOPING COUNTRY DEBT AND LENDING CRITERIA AND TO REPORT TO SHAREHOLDERS ON THEIR FINDINGS.

WE BELIEVE THAT RISK MANAGEMENT POLICIES AND PROCEDURES ARE BEST LEFT TO MANAGEMENT'S DISCRETION AND THAT IT IS INAPPROPRIATE FOR SHAREHOLDERS TO REQUEST THAT MANAGEMENT REPORT ON ITS CRITERIA FOR LENDING TO DEVELOPING AND/OR EMERGING MARKET ECONOMIES

SP-REVIEW SOCIAL IMPACT OF FINANCIAL VENTURES ISSUE CODE 3503

                                        281
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

VOTE AGAINST SHAREHOLDER PROPOSALS THAT REQUEST COMPANIES TO ASSESS THE ENVIRONMENTAL, PUBLIC HEALTH, HUMAN RIGHTS, LABOR RIGHTS OR OTHER SOCIO-ECONOMIC IMPACTS OF THEIR CREDIT DECISIONS.

WE FEEL IT IS THE RESPONSIBILITY OF MEMBERS OF LOCAL CIVIL SOCIETY AND GOVERNMENTS--NOT SHAREHOLDERS--TO DETERMINE WHAT KINDS OF DEVELOPMENT PROJECTS AND LENDING ACTIVITIES ARE APPROPRIATE. A FUNDAMENTAL TENET OF BUSINESS IS TO OBEY LOCAL LAWS. SHOULD THESE LAWS CHANGE, WE BELIEVE MANAGEMENT WILL TAKE THE STEPS NECESSARY TO COMPLY WITH ANY NEW REGULATIONS; HOWEVER, WE DO NOT THINK THE SHAREHOLDER RESOLUTION PROCESS SHOULD BE USED TO RAISE ISSUES THAT ARE MORE APPROPRIATELY DEALT WITH BY GOVERNMENT REGULATORS. IN ADDITION, REPORTS ON THE SUBJECT COULD DISTRACT MANAGEMENT OR ATTRACT UNWANTED SCRUTINY OF THE COMPANY'S PRACTICES AND ONLY SERVE TO SUPPORT ARGUMENTS THAT COMMERCIAL BANKS SHOULD INCORPORATE SOCIAL OR ENVIRONMENTAL CRITERIA INTO DECISIONS ON LOANS.

SP-REVIEW FAIR LENDING POLICY ISSUE CODE 3520

VOTE AGAINST SHAREHOLDER PROPOSALS REQUESTING REPORTS AND/OR REVIEWS OF PLANS AND/OR POLICIES ON FAIR LENDING PRACTICES.

BEYOND ASSESSMENTS BASED ON CREDITWORTHINESS, RISK AND OTHER FINANCIAL MATTERS, WE FEEL IT IS THE RESPONSIBILITY OF GOVERNMENTS--NOT SHAREHOLDERS--TO ESTABLISH REGULATIONS ON LENDING. SEVERAL LAWS ALREADY BAR VARIOUS DISCRIMINATORY OR PREDATORY LENDING PRACTICES. THESE INCLUDE THE COMMUNITY REINVESTMENT ACT, WHICH OBLIGATES BANKS TO MEET THE CREDIT AND DEPOSIT NEEDS OF ALL THE COMMUNITIES IN WHICH THEY ARE CHARTERED, AND THE THREE MAJOR LAWS THAT PROTECT CONSUMERS IN THE MORTGAGE-LENDING ARENA: THE TRUTH IN LENDING ACT (TILA), THE REAL ESTATE SETTLEMENT PROCEDURES ACT (RESPA) AND THE HOME OWNERSHIP AND EQUITY PROTECTION ACT (HOEPA). A FUNDAMENTAL TENET OF BUSINESS IS TO OBEY LOCAL LAWS. SHOULD THESE LAWS CHANGE, WE BELIEVE MANAGEMENT WILL TAKE THE STEPS NECESSARY TO COMPLY WITH ANY NEW REGULATIONS; HOWEVER, WE DO NOT THINK THE SHAREHOLDER RESOLUTION PROCESS SHOULD BE USED TO RAISE ISSUES THAT ARE MORE APPROPRIATELY DEALT WITH BY GOVERNMENT REGULATORS.

SP-REVIEW PLANT CLOSINGS ISSUE CODE 3600

VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK COMPANIES TO ESTABLISH COMMITTEES TO CONSIDER ISSUES RELATED TO FACILITIES CLOSURE AND RELOCATION OF WORK.

THE PROPOSED COMMITTEE IS AN UNNECESSARY DISTRACTION FOR BOARD MEMBERS, AND INAPPROPRIATELY INVOLVES EMPLOYEES AND OUTSIDE COMMUNITY REPRESENTATIVES IN DECISIONS ABOUT PLANT CLOSINGS AND RELOCATION OF WORK. THESE DECISIONS SHOULD BE MADE BY MANAGEMENT AND THE BOARD BASED ON THEIR ANALYSIS OF WHAT IS IN THE BEST INTEREST OF THE COMPANY AND ITS SHAREHOLDERS. WITH RAPID TECHNOLOGICAL AND OTHER CHANGES LEADING TO RAPID CHANGES IN PRODUCTION AND EMPLOYMENT, IT IS IMPORTANT THAT MANAGEMENT HAVE A FREE HAND TO RESPOND QUICKLY TO NEW OPPORTUNITIES. THE PROPOSED COMMITTEE COULD HAMPER MANAGEMENT IN MAKING APPROPRIATE INVESTMENT DECISIONS.

SP-REPORT ON EEO ISSUE CODE 3610

VOTE FOR SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO REPORT ON THE COMPANY'S AFFIRMATIVE ACTION POLICIES AND PROGRAMS, INCLUDING RELEASING ITS EEO-1 FORMS AND PROVIDING STATISTICAL DATA ON SPECIFIC POSITIONS WITHIN THE COMPANY.

                                        282
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

EQUAL EMPLOYMENT OPPORTUNITY IS AN APPROPRIATE AREA OF CONCERN FOR SHAREHOLDERS. EFFECTIVE EQUAL EMPLOYMENT OPPORTUNITY POLICY PROVIDES A COMPANY WITH TWO SIGNIFICANT ECONOMIC BENEFITS: THE AVOIDANCE OF COSTLY SETTLEMENT OR FINES FOR VIOLATING FEDERAL DISCRIMINATION LAWS AND POTENTIALLY INCREASED EARNINGS FROM A DIVERSE WORK FORCE ABLE TO COMPETE IN AN INCREASINGLY GLOBAL MARKETPLACE.

AN INDEPENDENT, OVERALL ASSESSMENT OF A COMPANY'S EQUAL EMPLOYMENT OPPORTUNITY PROGRAMS AND POLICIES IS BENEFICIAL, YET OBTAINING INFORMATION FROM THE GOVERNMENT ABOUT A COMPANY'S WORK FORCE CAN BE TIME-CONSUMING OR COSTLY. MOREOVER, SUCH INFORMATION IS NOT AVAILABLE IN ALL INSTANCES. IF A COMPANY IS NOT A FEDERAL CONTRACTOR OR HAS NOT BEEN INVOLVED IN LITIGATION, ITS EEO-1 REPORTS ARE NOT AVAILABLE FROM THE GOVERNMENT, AND EVEN IF IT IS THE DEPARTMENT OF LABOR ALSO MAY DECLINE TO RELEASE ITS EEO-1 REPORTS. FURTHERMORE, THE COMPANY ITSELF IS THE ONLY SOURCE OF SOME INFORMATION, SUCH AS A SUMMARY OF ITS AFFIRMATIVE ACTION PROGRAMS AND POLICIES AND DATA ON SPECIFIC JOB CATEGORIES THAT ARE MORE NARROWLY DEFINED THAN IN THE EEO-1 REPORTS. BECAUSE OF FEDERAL REPORTING REQUIREMENTS, THE COSTS TO COMPANIES OF COMPLYING WITH SHAREHOLDER RESOLUTIONS REQUESTING EEO REPORTING ARE RELATIVELY SMALL.

MORE DISCLOSURE FROM MANAGEMENT TO SHAREHOLDERS ON AFFIRMATIVE ACTION PROGRAMS IS GENERALLY DESIRABLE. WE BELIEVE THAT REPORTING TO SHAREHOLDERS ON AFFIRMATIVE ACTION KEEPS THE ISSUE HIGH ON A COMPANY'S AGENDA, REAFFIRMS A COMMITMENT TO EQUAL EMPLOYMENT OPPORTUNITY, AND BOLSTERS ITS STANDING WITH EMPLOYEES AND THE PUBLIC AND THUS ITS ECONOMIC WELL-BEING.

VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO REPORT ON THE COMPANY'S AFFIRMATIVE ACTION POLICIES AND PROGRAMS IF THE COMPANY'S EEO-1 REPORTS AND COMPLIANCE RECORD INDICATE IT HAS AN AVERAGE OR ABOVE-AVERAGE EMPLOYMENT RECORD.

WHILE A COMPANY'S WILLINGNESS TO DISCLOSE ITS EEO-1 REPORTS IS A SIGNIFICANT FACTOR, A COMPANY'S RECORD IN THE AREA OF AFFIRMATIVE ACTION IS ULTIMATELY THE CRITERION BY WHICH IT SHOULD BE JUDGED. IF THE REPRESENTATION OF WOMEN AND MINORITIES IN A COMPANY'S WORK FORCE IS BELOW THE INDUSTRY AVERAGE, PARTICULARLY IN UPPER-TIER JOB CATEGORIES, IT WOULD BE HELPFUL FOR THE COMPANY TO PROVIDE SUPPLEMENTAL OR INTERPRETIVE DATA EXPLAINING THE COMPANY'S PARTICULAR CHALLENGES IN MEETING ITS AFFIRMATIVE ACTION GOALS. SHAREHOLDERS ALSO WOULD FIND A SUMMARY OF THE COMPANY'S AFFIRMATIVE ACTION PROGRAM HELPFUL IN ASSESSING MANAGEMENT'S EFFORTS TO RECRUIT AND RETAIN WOMEN AND MINORITIES. SIMILAR EXPLANATORY DATA WOULD PROVIDE LITTLE BENEFIT TO SHAREHOLDERS OF A COMPANY THAT HAS AN AVERAGE OR ABOVE-AVERAGE EMPLOYMENT RECORD, BECAUSE ITS RECORD SUGGESTS IT ALREADY IS ADDRESSING AFFIRMATIVE ACTION ISSUES IN A SATISFACTORY MANNER.

SP-DROP SEXUAL ORIENTATION FROM EEO POLICY ISSU CODE 3614

VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO DROP SEXUAL ORIENTATION FROM EEO POLICY.

AN EXPLICIT COMPANY BAN ON ANTI-GAY DISCRIMINATION IS THE MOST IMPORTANT STEP A COMPANY CAN TAKE TO DETER ANTI-GAY HARASSMENT AND DISCRIMINATION IN ITS WORKPLACE. IN THE ABSENCE OF A FEDERAL PROHIBITION ON DISCRIMINATION BASED ON SEXUAL ORIENTATION, GAY AND LESBIAN EMPLOYEES ARE DEPENDENT ON LOCAL LAWS AND CORPORATE POLICIES FOR PROTECTION. ONLY 12 STATES AND FEWER THAN 150 CITIES AND COUNTIES HAVE ADOPTED LAWS BARRING SEXUAL ORIENTATION DISCRIMINATION IN PRIVATE EMPLOYMENT. FURTHERMORE, BEING DEPENDENT ON LOCAL LAWS CAN HAMPER AN EMPLOYEE'S ABILITY TO TRANSFER WITHIN A COMPANY OR TO TAKE ADVANTAGE OF OTHER JOB OPPORTUNITIES.

                                        283
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

EQUAL EMPLOYMENT FOR LESBIANS AND GAY MEN IS A FINANCIAL AS WELL AS A LEGAL ISSUE FOR CORPORATIONS. BARRING DISCRIMINATION BASED ON SEXUAL ORIENTATION IS ESSENTIAL TO RECRUITING AND RETAINING TALENTED GAY EMPLOYEES; NEARLY 60 PERCENT OF THE COMPANIES IN THE FORTUNE 500 HAVE SUCH A POLICY IN PLACE. COMPANIES THAT IGNORE EQUAL PROTECTION ALSO WILL OPEN THEMSELVES TO EVENTUAL LITIGATION, AS WELL AS ADVERSE PUBLICITY. THE COMPANY WOULD LIKELY BECOME THE TARGET OF GAY GROUPS IF IT WERE TO DROP THE REFERENCE TO SEXUAL ORIENTATION.

ANOTHER RATIONALE TO VOTE AGAINST THIS PROPOSAL IS THAT EQUAL EMPLOYMENT OPPORTUNITY PRACTICES ARE ORDINARY BUSINESS MATTERS THAT ARE UP TO MANAGEMENT TO DECIDE.

SP-ADOPT SEXUAL ORIENTATION ANTI-BIAS POLICY ISSUE CODE 3615

VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO ADOPT A SEXUAL ORIENTATION NON-DISCRIMINATION POLICY.

EQUAL EMPLOYMENT OPPORTUNITY PRACTICES ARE ORDINARY BUSINESS MATTERS THAT ARE UP TO MANAGEMENT TO DECIDE. MOREOVER, NEARLY EVERY COMPANY HAS A CORPORATE-WIDE NON-DISCRIMINATION STATEMENT DESIGNED TO PROHIBIT HARASSMENT OR DISCRIMINATION ON ANY BASIS IN ITS WORKPLACE. SUCH POLICIES ARE SUFFICIENT; REFERENCES TO SPECIFIC GROUPS OF PEOPLE SHOULD BE LIMITED TO CLASSES PROTECTED UNDER FEDERAL LEGISLATION, SUCH AS RACIAL MINORITIES OR WOMEN. LISTING ADDITIONAL GROUPS IN NON-DISCRIMINATION POLICIES WOULD DIVERT ATTENTION FROM THE BASIC NEED FOR A WORKPLACE FREE OF HARASSMENT AND EMPLOYMENT DISCRIMINATION AND WOULD OPEN THE DOOR FOR OTHER GROUPS TO REQUEST SPECIFIC MENTION AS WELL. THE COMPANY ALSO COULD BECOME THE TARGET OF ADVERSE PUBLICITY FROM CONSERVATIVE GROUPS IF IT WERE TO ADOPT SUCH A POLICY.

SP-REVIEW MEXICAN WORK FORCE CONDITIONS ISSUE CODE 3621

VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO REPORT ON OR REVIEW MEXICAN OPERATIONS.

MANAGEMENT IS IN THE BEST POSITION TO MAKE DECISIONS ABOUT PAY, WORKING CONDITIONS AND ENVIRONMENTAL PROTECTION PROCEDURES. IT IS THE RESPONSIBILITY OF EMPLOYEES, LOCAL TRADE UNIONS AND THE GOVERNMENT--NOT SHAREHOLDERS--TO NEGOTIATE AND/OR REGULATE APPROPRIATE LEVELS OF COMPENSATION AND SAFETY REQUIREMENTS. MEXICAN LAW DEFINES THE ENVIRONMENTAL PRECAUTIONS THAT COMPANIES MUST FOLLOW, AND A FUNDAMENTAL TENET OF BUSINESS IS TO OBEY LOCAL LAWS. SHOULD THESE LAWS CHANGE, WE BELIEVE MANAGEMENT WILL TAKE THE STEPS NECESSARY TO COMPLY WITH ANY NEW REGULATIONS; HOWEVER, WE DO NOT THINK THE SHAREHOLDER RESOLUTION PROCESS SHOULD BE USED TO RAISE ENVIRONMENTAL ISSUES THAT ARE MORE APPROPRIATELY DEALT WITH BY GOVERNMENT REGULATORS. A REVIEW OR REPORT TO SHAREHOLDERS ON MEXICAN OPERATIONS ALSO COULD HAMPER MANAGEMENT'S HANDLING OF THOSE OPERATIONS AND PRODUCE UNNECESSARY SCRUTINY OF ITS ACTIVITIES. WE THEREFORE VOTE AGAINST RESOLUTIONS ASKING COMPANIES TO REVIEW OR REPORT ON MEXICAN OPERATIONS.

SP-ADOPT STANDARDS FOR MEXICAN OPERATION ISSUE CODE 3622

VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO ADOPT STANDARDS FOR MEXICAN OPERATIONS.

THIS IS AN ORDINARY BUSINESS DECISION.

SP-REVIEW OR IMPLEMENT MACBRIDE PRINCIPLES ISSUE CODE 3630

                                        284
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO REVIEW OR IMPLEMENT THE MACBRIDE PRINCIPLES.

MATTERS RELATING TO THE CONDUCT OF CORPORATE ACTIVITY IN A FOREIGN COUNTRY GENERALLY SHOULD BE DETERMINED BY THE GOVERNMENT OF THAT COUNTRY. MOREOVER, WE ARE SATISFIED THAT NORTHERN IRELAND'S FAIR EMPLOYMENT LAWS PROVIDE REASONABLE SAFEGUARDS AGAINST DISCRIMINATION, AND THERE IS NO REASON TO ASK THE COMPANY TO IMPLEMENT THE MACBRIDE PRINCIPLES. MANAGEMENT SHOULD NOT BE HAMSTRUNG IN IMPLEMENTING POLICY IN THIS SENSITIVE AREA BY BROAD-STROKE REQUIREMENTS PLACED ON MANAGEMENT BY SHAREHOLDERS. THE PRACTICAL MEANING OF THE MACBRIDE PRINCIPLES IS NOT CLEAR, AND WE HAVE RESERVATIONS ABOUT THE WORDING OF SOME OF THE PRINCIPLES. THUS, THE MACBRIDE CODE AT BEST IS UNNECESSARY AND AT WORST IS COUNTERPRODUCTIVE.

SP-URGE MACBRIDE ON CONTRACTOR/FRANCHISEE ISSUE CODE 3632

VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK COMPANIES TO ENCOURAGE THEIR CONTRACTORS AND FRANCHISEES TO IMPLEMENT THE MACBRIDE PRINCIPLES.

WE BELIEVE THAT COMPANIES WHOSE PRESENCE IN NORTHERN IRELAND IS THROUGH FRANCHISES OR SUBCONTRACTORS HAVE LIMITED CONTROL OVER THE FAIR EMPLOYMENT POLICIES AND PRACTICES OF THESE BUSINESSES. ATTEMPTS TO INFLUENCE THOSE POLICIES COULD COMPLICATE COMMERCIAL RELATIONSHIPS THAT MAY BE IMPORTANT TO THE COMPANY. THUS, WE DO NOT BELIEVE THE COMPANY SHOULD TRY TO GET THOSE WITH WHOM IT DOES BUSINESS IN NORTHERN IRELAND TO IMPLEMENT THE MACBRIDE PRINCIPLES. THIS POSITION IS REINFORCED BY OUR VIEW THAT MATTERS RELATING TO THE CONDUCT OF CORPORATE ACTIVITY IN A FOREIGN COUNTRY GENERALLY SHOULD BE DETERMINED BY THE GOVERNMENT OF THAT COUNTRY. MOREOVER, WE ARE SATISFIED THAT NORTHERN IRELAND'S FAIR EMPLOYMENT LAW PROVIDES REASONABLE SAFEGUARDS AGAINST DISCRIMINATION. CONTRACTORS AND FRANCHISEES SHOULD NOT BE HAMSTRUNG IN IMPLEMENTING POLICY IN THIS SENSITIVE AREA BY BROAD-STROKE PRINCIPLES URGED ON THEM BY THE COMPANY'S SHAREHOLDERS.

SP-REVIEW GLOBAL LABOR PRACTICES ISSUE CODE 3680

VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO REPORT ON OR REVIEW THEIR GLOBAL LABOR PRACTICES OR THOSE OF THEIR CONTRACTORS.

MANAGEMENT IS IN THE BEST POSITION TO MAKE DECISIONS ABOUT PAY AND WORKING CONDITIONS AND ENVIRONMENTAL MANAGEMENT. IT IS THE RESPONSIBILITY OF EMPLOYEES, LOCAL TRADE UNIONS AND GOVERNMENTS--NOT SHAREHOLDERS--TO NEGOTIATE AND/OR REGULATE APPROPRIATE LEVELS OF COMPENSATION AND SAFETY REQUIREMENTS. A FUNDAMENTAL TENET OF BUSINESS IS TO OBEY LOCAL LAWS. SHOULD THESE LAWS CHANGE, WE BELIEVE MANAGEMENT WILL TAKE THE STEPS NECESSARY TO COMPLY WITH ANY NEW REGULATIONS; HOWEVER, WE DO NOT THINK THE SHAREHOLDER RESOLUTION PROCESS SHOULD BE USED TO RAISE ISSUES THAT ARE MORE APPROPRIATELY DEALT WITH BY GOVERNMENT REGULATORS. A REVIEW OR REPORT TO SHAREHOLDERS ON COMPANY AND CONTRACTOR LABOR PRACTICES ALSO COULD HAMPER MANAGEMENT'S HANDLING OF THOSE OPERATIONS AND PRODUCE UNNECESSARY SCRUTINY OF ITS ACTIVITIES. WE THEREFORE VOTE AGAINST RESOLUTIONS ASKING COMPANIES TO REVIEW OR REPORT ON LABOR STANDARDS.

SP-MONITOR/ADOPT ILO CONVENTIONS ISSUE CODE 3681

VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO ADOPT, IMPLEMENT OR ENFORCE A GLOBAL WORKPLACE CODE OF CONDUCT BASED ON THE INTERNATIONAL LABOR ORGANIZATION'S (ILO) CORE LABOR CONVENTIONS.

                                        285
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

MANAGEMENT IS IN THE BEST POSITION TO MAKE DECISIONS ABOUT WORKPLACE RULES. IT IS THE RESPONSIBILITY OF EMPLOYEES, LOCAL TRADE UNIONS AND GOVERNMENTS--NOT SHAREHOLDERS--TO NEGOTIATE AND/OR REGULATE APPROPRIATE LEVELS OF COMPENSATION AND SAFETY REQUIREMENTS. A FUNDAMENTAL TENET OF BUSINESS IS TO OBEY LOCAL LAWS. SHOULD THESE LAWS CHANGE, WE BELIEVE MANAGEMENT WILL TAKE THE STEPS NECESSARY TO COMPLY WITH ANY NEW REGULATIONS; HOWEVER, WE DO NOT THINK THE SHAREHOLDER RESOLUTION PROCESS SHOULD BE USED TO RAISE ISSUES THAT ARE MORE APPROPRIATELY DEALT WITH BY GOVERNMENT REGULATORS.

MOREOVER, A CODE BASED ON THE ILO'S CORE CONVENTIONS MAY CONFLICT WITH LOCAL GOVERNMENT LAWS AND THEREFORE POSE OBSTACLES FOR ENFORCEMENT, SUCH AS GUARANTEEING FREEDOM OF ASSOCIATION FOR WORKERS AT SUPPLIER OR COMPANY-OWNED FACILITIES LOCATED IN CHINA. IN ADDITION, SUCH A POLICY MIGHT UNDERMINE BUSINESS MODELS BASED ON FLEXIBLE SUPPLY CHAINS, SINCE ENFORCING A CODE WOULD REQUIRE TIME-CONSUMING INSPECTIONS AND MIGHT LIMIT THE NUMBER OF SUPPLIERS AVAILABLE AT ANY GIVEN TIME TO PRODUCE PRODUCTS, CAUSING PROFITS TO DROP AND SHAREHOLDER RETURNS TO DIMINISH. WE THEREFORE VOTE AGAINST RESOLUTIONS ASKING COMPANIES TO ENFORCE CORE ILO CONVENTIONS.

SP-REPORT ON SUSTAINABILITY ISSUE CODE 3700

ALWAYS VOTE AGAINST SHAREHOLDER PROPOSALS REQUESTING REPORTS ON SUSTAINABILITY.

COMPANIES OPERATING IN THE UNITED STATES ARE ALREADY REQUIRED TO REPORT EXTENSIVELY ON FINANCIAL, MATERIALLY SIGNIFICANT ENVIRONMENTAL MATTERS, DIVERSITY POLICY AND OTHER ISSUES THAT RELATE TO SUSTAINABILITY. WITH REGARD TO ENVIRONMENTAL REPORTING, THE 1969 NATIONAL ENVIRONMENTAL POLICY ACT REQUIRES COMPANIES TO ISSUE ENVIRONMENTAL IMPACT ASSESSMENTS FOR MAJOR DOMESTIC PROJECTS. CONGRESS HAS ALSO PASSED SEVERAL IMPORTANT RIGHT-TO-KNOW LAWS TO COMPEL DISCLOSURE OF MATERIAL SAFETY DATA SHEETS AND OTHER ENVIRONMENT, HEALTH AND SAFETY INFORMATION TO EMPLOYEES AND NEIGHBORS OF MANUFACTURING PLANTS. MAJOR U.S. EMPLOYERS ARE ALSO REQUIRED TO REPORT TO THE GOVERNMENT ON THEIR WORKFORCE, BY RACE AND SEX, IN EACH OF NINE MAJOR JOB CATEGORIES, AND, IF THEY ARE FEDERAL CONTRACTORS, TO ISSUE AFFIRMATIVE ACTION PLANS. THERE ARE MANY MORE EXAMPLE OF U.S. CORPORATE REPORTING REQUIREMENTS ON SOCIAL AND ENVIRONMENTAL ISSUES.

THEREFORE, WE BELIEVE SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION ON SUSTAINABILITY ISSUES ARE DUPLICATIVE AND UNNECESSARY. FURTHER DISCLOSURE IS NOT NECESSARILY BENEFICIAL TO A COMPANY, LARGELY BECAUSE IT WOULD NOT BE ABLE TO COMPLETELY CONTROL THE PROCESS BY WHICH ITS INFORMATION WOULD BE EVALUATED. INAPPROPRIATE COMPARISONS WITH OTHER COMPANIES OR ACROSS INDUSTRIES COULD LEAD TO ADVERSE PUBLICITY, UNWARRANTED LITIGATION OR SHAREHOLDER DIVESTMENT. PREPARING EXPLANATORY DATA TO AID INTERPRETATION OF THE INFORMATION WOULD BE TIME-CONSUMING. AS SHAREHOLDERS, IT IS NOT PRUDENT TO INVITE SUCH RISKS BY ENCOURAGING COMMUNICATION AND DISCLOSURE BEYOND THAT REQUIRED BY LAW.

                                        286
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

                       LEGG MASON CAPITAL MANAGEMENT, INC.
                         PROXY PRINCIPLES AND PROCEDURES

OVERVIEW
Legg Mason Capital Management, Inc. (LMCM) has implemented the following principles and procedures for voting proxies on behalf of advisory clients. These principles and procedures are reasonably designed to ensure LMCM exercises its voting responsibilities to serve the best interests of its clients and in compliance with applicable laws and regulations. LMCM assumes responsibility and authority for voting proxies for all clients, unless such responsibility and authority has been expressly retained by the client or delegated by the client to others. For each proxy vote LMCM takes into consideration its duty to its clients and all other relevant facts available to LMCM at the time of the vote. Therefore, while these guidelines provide a framework for voting, votes are ultimately cast on a case-by-case basis. LMCM employs the same proxy principles and procedures for all funds for which it has voting responsibility.

PRINCIPLES
Proxy voting is a valuable right of company shareholders. Through the voting mechanism, shareholders are able to protect and promote their interests by communicating views directly to the company's Board of Directors (Board), as well as exercising their right to grant or withhold approval for actions proposed by the Board or company management. LMCM believes the interests of shareholders are best served by the following principles when considering proxy proposals:

PRESERVE AND EXPAND THE POWER OF SHAREHOLDERS IN AREAS OF CORPORATE GOVERNANCE -- Equity shareholders are owners of the business -- company boards and management teams are ultimately accountable to them. LMCM supports policies, plans and structures that promote accountability of the Board and management to owners, and align the interests of the Board and management with owners. Examples include: annual election of all Board members, cumulative voting, and incentive plans that are contingent on delivering value to shareholders. LMCM opposes proposals that reduce accountability or misalign interests, including but not limited to classified boards, poison pills, and incentives that are not linked to owner returns.

ALLOW RESPONSIBLE MANAGEMENT TEAMS TO RUN THE BUSINESS -- LMCM supports policies, plans and structures that give management teams appropriate latitude to run the business in the way that is most likely to maximize value for owners. Conversely, LMCM opposes proposals that limit management's ability to do this. LMCM generally opposes proposals that seek to place restrictions on management in order to promote political, religious or social agendas.

Please see LMCM's proxy voting guidelines, which are attached as Schedule A, for more details.

PROCEDURES

OVERSIGHT
LMCM's Chief Investment Officer (CIO) has full authority to determine LMCM's proxy voting principles and vote proxies on behalf of LMCM's clients. The Chief Investment Officer has delegated oversight and implementation of the proxy voting process, including the principles and procedures that govern it, to one or more Proxy Officers and Compliance Officers. No less than annually, LMCM will review existing principles and procedures in light of LMCM's duties as well as applicable laws and regulations to determine if any changes are necessary.

LIMITATIONS
LMCM recognizes proxy voting as a valuable right of company shareholders. Generally speaking, LMCM will vote all proxies it receives. However, LMCM may refrain from voting in certain circumstances. For instance, LMCM generally intends to refrain from voting a proxy if the company's shares are no longer held by LMCM's clients at the time of the meeting. Additionally, LMCM may refrain from voting a proxy if LMCM concludes the potential impact on shareholders' interests is insignificant while the cost associated with analyzing and voting the proxy may be significant.

                                        287
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

PROXY ADMINISTRATION
LMCM instructs each client custodian to forward proxy materials to LMCM's Proxy Administrator. New client custodians are notified at account inception of their responsibility to deliver proxy materials to LMCM. LMCM uses Institutional Shareholder Services (ISS) to electronically receive and vote proxies, as well as to maintain proxy voting receipts and records.

Upon receipt of proxy materials:
COMPLIANCE REVIEW
A Compliance Officer reviews the proxy issues and identifies any potential conflicts of interests between LMCM, or its employees, and LMCM's clients. LMCM recognizes that it has a duty to vote proxies in the best interests of its clients, even if such votes may result in a loss of business or economic benefit to LMCM or its affiliates.

1. IDENTIFYING POTENTIAL CONFLICTS. In identifying potential conflicts of interest the Compliance Officer will review the following issues:
     (a) Whether there are any business or personal relationships between LMCM, or an employee of LMCM, and the officers, directors or shareholder proposal proponents of a company whose securities are held in client accounts that may create an incentive for LMCM to vote in a manner that is not consistent with the best interests of its clients;
     (b) Whether LMCM has any other economic incentive to vote in a manner that is not consistent with the best interests of its clients; and
     (c) Whether the Proxy Officer voting the shares is aware of any business or personal relationship, or other economic incentive, that has the potential to influence the manner in which the Proxy Officer votes the shares.

2. ASSESSING MATERIALITY. A potential conflict will be deemed to be material if the Compliance Officer determines in the exercise of reasonable judgment that the conflict is likely to have an impact on the manner in which the subject shares are voted. If the Compliance Officer determines that the potential conflict is not material, the proxy issue will be forwarded to the Proxy Officer for voting.
    If the Compliance Officer determines that the potential conflict may be material, the following steps will be taken:
     (a) The Compliance Officer will consult with representatives of LMCM's senior management to make a final determination of materiality. The Compliance Officer will maintain a record of this determination.
     (b)  After the determination is made, the following procedures will apply:
          (i) If the final determination is that the potential conflict is not material, the proxy issue will be forwarded to the Proxy Officer for voting.
          (ii) If the final determination is that the potential conflict is material, LMCM will adhere to the following procedures:
               A. If LMCM's Proxy Voting Guidelines (Guidelines), a copy of which is included as Schedule A, definitively address the issues presented for vote, LMCM will vote according to the Guidelines.
               B. If the issues presented for vote are not definitively addressed in the Guidelines, LMCM will either (x) follow the vote recommendation of an independent voting delegate, or
                    (y) disclose the conflict to clients and obtain their consent to vote.

PROXY OFFICER DUTIES
The Proxy Officer reviews proxies and evaluates matters for vote in light of LMCM's principles and procedures and the Guidelines. The Proxy Officer may seek additional information from LMCM's investment personnel, company management, independent research services, or other sources to determine the best interests of shareholders. Additionally, the Proxy Officer may consult with LMCM's Chief Investment Officer for guidance on proxy issues. LMCM will maintain all documents that have a material impact on the basis for the vote. The Proxy Officer will return all signed, voted forms to the Proxy Administrator.

                                        288
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

PROXY ADMINISTRATOR DUTIES
The Proxy Administrator:
1. Provides custodians with instructions to forward proxies to LMCM for all clients for whom LMCM is responsible for voting proxies;
2. Reconciles the number of shares indicated on the proxy ballot with LMCM's internal data on shares held as of the record date and notifies the custodian of any discrepancies or missed proxies;
3.   Will use best efforts to obtain missing proxies from custodians;
4. Informs the Compliance Officer and Proxy Officer if the company's shares are no longer held by Firm clients as of the meeting date;
5. Ensures that the Compliance Officer and Proxy Officer are aware of the timeline to vote a proxy and uses best efforts to ensure that votes are cast in a timely manner;
6. Follows instructions from the Proxy Officer or Compliance Officer as to how to vote proxy issues, and casts such votes via ISS software, online or via facsimile; and
7.   Obtains evidence of receipt and maintains records of all proxies voted.

RECORD KEEPING
The following documents are maintained onsite for two years and in an easily accessible place for another three years:
1. A copy of all policies and procedures maintained by LMCM during the applicable period relating to proxy voting;
2. A copy of each proxy statement received regarding client securities (LMCM intends to rely on the availability of such documents through the Securities and Exchange Commission's EDGAR database);
3. A record of each vote cast by LMCM on behalf of a client (LMCM has an agreement with ISS whereby ISS has agreed to maintain these records and make them available to LMCM promptly upon request);
4. A copy of each document created by LMCM that was material to making a decision how to vote proxies or that memorializes the basis for such decision.
5. A copy of each written client request for information on how LMCM voted proxies on behalf of such client, and a copy of any written response provided by LMCM to any (written or oral) request for information on how LMCM voted proxies on behalf of such client.

                                   SCHEDULE A
                             PROXY VOTING GUIDELINES
LMCM maintains these proxy-voting guidelines, which set forth the manner in which LMCM generally votes on issues that are routinely presented. Please note that for each proxy vote LMCM takes into consideration its duty to its clients, the specific circumstances of the vote and all other relevant facts available at the time of the vote. While these guidelines provide the framework for voting proxies, ultimately proxy votes are cast on a case-by-case basis. Therefore actual votes for any particular proxy issue may differ from the guidelines shown below.

Four principal areas of interest to shareholders:
1)   Obligations of the Board of Directors
2)   Compensation of management and the Board of Directors
3)   Take-over protections
4)   Shareholders' rights


---------------------------------------------------------------------------------------------------------------
                              PROXY ISSUE                               LMCM GUIDELINE
---------------------------------------------------------------------------------------------------------------
  BOARD OF DIRECTORS
---------------------------------------------------------------------------------------------------------------
 INDEPENDENCE OF BOARDS OF DIRECTORS: majority of unrelated directors,   For
 independent of management
--------------------------------------------------------------------------------------------------------------

                                        289
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                              PROXY ISSUE                               LMCM GUIDELINE
---------------------------------------------------------------------------------------------------------------
 NOMINATING PROCESS: independent nominating committee seeking            For
 qualified candidates, continually assessing directors and proposing new nominees
--------------------------------------------------------------------------------------------------------------
 SIZE AND EFFECTIVENESS OF BOARDS OF DIRECTORS: Boards must be no        For
 larger than 15 members
--------------------------------------------------------------------------------------------------------------
 CUMULATIVE VOTING FOR DIRECTORS                                         For
--------------------------------------------------------------------------------------------------------------
 STAGGERED BOARDS                                                        Against
--------------------------------------------------------------------------------------------------------------
 SEPARATION OF BOARD AND MANAGEMENT ROLES (CEO/CHAIRMAN)                 Case-by-Case
--------------------------------------------------------------------------------------------------------------
 COMPENSATION REVIEW PROCESS: compensation committee comprised of        For
 outside, unrelated directors to ensure shareholder value while rewarding good performance
--------------------------------------------------------------------------------------------------------------
 DIRECTOR LIABILITY & INDEMNIFICATION: support limitation of liability   For
 and provide indemnification
--------------------------------------------------------------------------------------------------------------
 AUDIT PROCESS                                                           For
--------------------------------------------------------------------------------------------------------------
 BOARD COMMITTEE STRUCTURE: audit, compensation, and nominating and/or   For
 governance committee consisting entirely of independent directors
--------------------------------------------------------------------------------------------------------------
 MONETARY ARRANGEMENTS FOR DIRECTORS: outside of normal board activities amts should be approved by a board of independent
 directors and reported in proxy                                         For
--------------------------------------------------------------------------------------------------------------
 FIXED RETIREMENT POLICY FOR DIRECTORS                                   Case-by-Case
--------------------------------------------------------------------------------------------------------------
 OWNERSHIP REQUIREMENT: all Directors have direct and material cash      For
 investment in common shares of Company
--------------------------------------------------------------------------------------------------------------
 PROPOSALS ON BOARD STRUCTURE: (lead director, shareholder advisory      For
 committees, requirement that candidates be nominated by shareholders, attendance at meetings)
--------------------------------------------------------------------------------------------------------------
 ANNUAL REVIEW OF BOARD/CEO BY BOARD                                     For
--------------------------------------------------------------------------------------------------------------
 PERIODIC EXECUTIVE SESSIONS WITHOUT MGMT (INCLUDING CEO)                For
--------------------------------------------------------------------------------------------------------------
 VOTES FOR SPECIFIC DIRECTORS                                            Case-by-Case
--------------------------------------------------------------------------------------------------------------
 MANAGEMENT AND DIRECTOR COMPENSATION
--------------------------------------------------------------------------------------------------------------
 STOCK OPTION AND INCENTIVE COMPENSATION PLANS:                          Case-by-Case
--------------------------------------------------------------------------------------------------------------
 FORM OF VEHICLE: grants of stock options, stock appreciation rights,    Case-by-Case
 phantom shares and restricted stock
--------------------------------------------------------------------------------------------------------------
 PRICE                                                                   Against plans whose underlying
                                                                         securities are to be issued at less
                                                                         than 100% of the current market
                                                                         value
--------------------------------------------------------------------------------------------------------------
 RE-PRICING: plans that allow the Board of Directors to lower the        Against
 exercise price of options already granted if the stock price falls or under-performs the market
--------------------------------------------------------------------------------------------------------------
 EXPIRY: plan whose options have a life of more than ten years           Case-by-Case
--------------------------------------------------------------------------------------------------------------
 EXPIRY: "evergreen" stock option plans                                  Against
--------------------------------------------------------------------------------------------------------------
 DILUTION:                                                               Case-by-Case - taking into account
                                                                         value creation, commitment to
                                                                         shareholder-friendly policies, etc.
--------------------------------------------------------------------------------------------------------------
 VESTING: stock option plans that are 100% vested when granted           Against
--------------------------------------------------------------------------------------------------------------
 PERFORMANCE VESTING: link granting of options, or vesting of options    For
 previously granted, to specific performance targets
--------------------------------------------------------------------------------------------------------------
 CONCENTRATION: authorization to allocate 20% or more of the available
 options to any one individual in any one year                           Against
--------------------------------------------------------------------------------------------------------------
 DIRECTOR ELIGIBILITY: stock option plans for directors if terms and
 conditions are clearly defined and reasonable                           Case-by-Case
--------------------------------------------------------------------------------------------------------------
 CHANGE IN CONTROL: stock option plans with change in control            Against
 provisions that allow option holders to receive more for their options than shareholders would receive for their shares
--------------------------------------------------------------------------------------------------------------

                                        290
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                              PROXY ISSUE                               LMCM GUIDELINE
---------------------------------------------------------------------------------------------------------------
 CHANGE IN CONTROL: change in control arrangements developed during a    Against
 take-over fight specifically to entrench or benefit management
--------------------------------------------------------------------------------------------------------------
 CHANGE IN CONTROL: granting options or bonuses to outside directors     Against
 in event of a change in control
--------------------------------------------------------------------------------------------------------------
 BOARD DISCRETION: plans to give Board broad discretion in setting       Against
 terms and conditions of programs
--------------------------------------------------------------------------------------------------------------
 EMPLOYEE LOANS: Proposals authorizing loans to employees to pay for     Against
 stock or options
--------------------------------------------------------------------------------------------------------------
 DIRECTOR COMPENSATION: % of directors' compensation in form of common   For
 shares
--------------------------------------------------------------------------------------------------------------
 GOLDEN PARACHUTES                                                       Case-by-Case
--------------------------------------------------------------------------------------------------------------
 EXPENSE STOCK OPTIONS                                                   For
--------------------------------------------------------------------------------------------------------------
 SEVERANCE PACKAGES: must receive shareholder approval                   For
--------------------------------------------------------------------------------------------------------------
 LACK OF DISCLOSURE ABOUT PROVISIONS OF STOCK-BASED PLANS                Against
--------------------------------------------------------------------------------------------------------------
 RELOAD OPTIONS                                                          Against
--------------------------------------------------------------------------------------------------------------
 PLAN LIMITED TO A SMALL NUMBER OF SENIOR EMPLOYEES                      Against
--------------------------------------------------------------------------------------------------------------
 EMPLOYEE STOCK PURCHASE PLANS                                           Case-by-Case
--------------------------------------------------------------------------------------------------------------
 TAKEOVER PROTECTIONS
--------------------------------------------------------------------------------------------------------------
 SHAREHOLDER RIGHTS PLANS: plans that go beyond ensuring the equal       Against
 treatment of shareholders in the event of a bid and allowing the corp. enough time to consider alternatives to a bid
--------------------------------------------------------------------------------------------------------------
 GOING PRIVATE TRANSACTION, LEVERAGED BUYOUTS AND OTHER PURCHASE         Case-by-Case
 TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
 LOCK-UP ARRANGEMENTS: "hard" lock-up arrangements that serve to         Against
 prevent competing bids in a takeover situation
--------------------------------------------------------------------------------------------------------------
 CROWN JEWEL DEFENSES                                                    Against
--------------------------------------------------------------------------------------------------------------
 PAYMENT OF GREENMAIL                                                    Against
--------------------------------------------------------------------------------------------------------------
 "CONTINUING DIRECTOR" OR "DEFERRED REDEMPTION" PROVISIONS: provisions   Against
 that seek to limit the discretion of a future board to redeem the plan
--------------------------------------------------------------------------------------------------------------
 CHANGE CORPORATION'S DOMICILE: if reason for re-incorporation is to     Against
 take advantage of protective statutes (anti-takeover)
--------------------------------------------------------------------------------------------------------------
 POISON PILLS: receive shareholder ratification                          For
--------------------------------------------------------------------------------------------------------------
 REDEMPTION/RATIFICATION OF POISON PILL                                  For
--------------------------------------------------------------------------------------------------------------
 SHAREHOLDERS' RIGHTS
--------------------------------------------------------------------------------------------------------------
 CONFIDENTIAL VOTING BY SHAREHOLDERS                                     For
--------------------------------------------------------------------------------------------------------------
 DUAL-CLASS SHARE STRUCTURES                                             Against
--------------------------------------------------------------------------------------------------------------
 LINKED PROPOSALS: with the objective of making one element of a         Against
 proposal more acceptable
--------------------------------------------------------------------------------------------------------------
 BLANK CHECK PREFERRED SHARES: authorization of, or an increase in,      Against
 blank check preferred shares
--------------------------------------------------------------------------------------------------------------
 SUPERMAJORITY APPROVAL OF BUSINESS TRANSACTIONS: management seeks to    Against
 increase the number of votes required on an issue above two-thirds of the outstanding shares
--------------------------------------------------------------------------------------------------------------
 INCREASE IN AUTHORIZED SHARES: provided the amount requested is         For
 necessary for sound business reasons
--------------------------------------------------------------------------------------------------------------
 SHAREHOLDER PROPOSALS                                                   Case-by-Case
--------------------------------------------------------------------------------------------------------------
 STAKEHOLDER PROPOSALS                                                   Case-by-Case
--------------------------------------------------------------------------------------------------------------
 ISSUANCE OF PREVIOUSLY AUTHORIZED SHARES WITH VOTING RIGHTS TO BE       Against
 DETERMINED BY THE BOARD WITHOUT PRIOR SPECIFIC SHAREHOLDER APPROVAL
--------------------------------------------------------------------------------------------------------------

                                        291
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                              PROXY ISSUE                               LMCM GUIDELINE
---------------------------------------------------------------------------------------------------------------
 "FAIR PRICE" PROVISIONS: Measures to limit ability to buy back shares   For
 from particular shareholder at higher-than-market prices
--------------------------------------------------------------------------------------------------------------
 PREEMPTIVE RIGHTS                                                       For
--------------------------------------------------------------------------------------------------------------
 ACTIONS ALTERING BOARD/SHAREHOLDER RELATIONSHIP REQUIRE PRIOR           For
 SHAREHOLDER APPROVAL (including "anti-takeover" measures)
--------------------------------------------------------------------------------------------------------------
 ALLOW SHAREHOLDER ACTION BY WRITTEN CONSENT                             For
--------------------------------------------------------------------------------------------------------------
 ALLOW SHAREHOLDERS TO CALL SPECIAL MEETINGS                             For
--------------------------------------------------------------------------------------------------------------
 SOCIAL AND ENVIRONMENTAL ISSUES                                         As recommended by Company Management
--------------------------------------------------------------------------------------------------------------
 REIMBURSING PROXY SOLICITATION EXPENSES                                 Case-by-Case
--------------------------------------------------------------------------------------------------------------

                                        292
--------------------------------------------------------------------------------
         The Allianz Variable Insurance Products Trust *SAI* May 1, 2007
--------------------------------------------------------------------------------

                        NEUBERGER BERMAN MANAGEMENT INC.
                                  Proxy Summary

  Neuberger Berman has implemented written Proxy Voting Policies and Procedures (Proxy Voting Policy) that are designed to reasonably ensure that Neuberger Berman votes proxies prudently and in the best interest of its advisory clients for whom Neuberger Berman has voting authority. The Proxy Voting Policy also describes how Neuberger Berman addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

  Neuberger Berman's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process, and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger Berman utilizes Glass, Lewis & Co. LLC (Glass Lewis) to vote proxies in accordance with Neuberger Berman's voting guidelines.

  For socially responsive clients, Neuberger Berman has adopted socially responsive voting guidelines. For non-socially responsive clients, Neuberger Berman's guidelines adopt the voting recommendations of Glass Lewis. Neuberger Berman retains final authority and fiduciary responsibility for proxy voting. Neuberger Berman believes that this process is reasonably designed to address material conflicts of interest that may arise between Neuberger Berman and a client as to how proxies are voted.

  In the event that an investment professional at Neuberger Berman believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with Neuberger Berman's proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between Neuberger Berman and the client with respect to the voting of the proxy in that manner.

  If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between Neuberger Berman and the client or clients with respect to the voting of the proxy, the proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.


-------------------------------------------------------------------------------
                                      293
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

                          PROXY PAPER POLICY GUIDELINES

             AN OVERVIEW OF THE GLASS LEWIS APPROACH TO PROXY ADVICE











                                2006 PROXY SEASON






             For more information about Glass Lewis' policies or our
                    approach to proxy analysis, please visit
               www.glasslewis.com or contact our Vice President of
                         Proxy Research and Operations,

                       Robert McCormick at (415) 678-4228.


-------------------------------------------------------------------------------
                                      294
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

                            THE GLASS LEWIS APPROACH



Glass Lewis views proxy voting as a mechanism for shareholders to protect and promote shareholder wealth. Our proxy voting advice has a decidedly financial bent. Our recommendations are designed to call institutional investors' attention to the economic consequences of each issue on the ballot and to their potential effect on shareholder value.



In the pages that follow, we detail policy guidelines that inform every voting recommendation we make. This document is not, however, a substitute for careful application of these broad principles to the specific situations facing the companies whose proxies we analyze. We do not blindly adhere to any list of governance or other criteria in crafting our advice. We believe that a "one-size-fits-all" approach to governance or proxy voting will not lead to the sort of value creation that institutional investors seek. That is why we use a contextual approach; one that factors in the reality of the company being analyzed.



Our team consists of professionals with an array of skills and experience, including accountants, bankers, Wall Street analysts, lawyers, financial and economic experts and policy professionals.


-------------------------------------------------------------------------------
                                      295
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

                                 POLICY OVERVIEW



I. A BOARD OF DIRECTORS THAT SERVES THE INTERESTS OF SHAREHOLDERS





Election of Directors



Glass Lewis looks for talented boards with a proven record of protecting shareholders and delivering value over the medium- and long-term. We believe that boards working to protect and enhance the best interests of shareholders typically possess the following three characteristics: (1) independence; (2) a record of positive performance; and (3) members with a breadth and depth of experience.



         Independence



         We look at each individual on the board and examine his or her relationships with the company, the company's executives and with other board members. The purpose of this inquiry is to determine whether pre-existing personal, familial or financial relationships (apart from compensation as a director) are likely to impact the decisions of that board member. We believe the existence of personal, familial or financial relationships makes it difficult for a board member to put the interests of the shareholders whom he/she is elected to serve above his/her own interests or those of the related party. We also believe that a director who owns more than 20% of a company can exert disproportionate influence on the board and, in particular, the audit committee.


         To that end, we classify directors in three categories based on the type of relationships they have with the company:

         1. Independent Director - A director is independent if he/she has no material1 financial, familial2 or other current relationships with the company,3 its executives or other board members except for service on the board and standard fees paid for that service. Relationships that have existed within three to five (3-5) years4 prior to the inquiry are usually considered to be "current" for purposes of this test.


--------------------------------------------------------------------------------

1 "Material" as used herein means a relationship where the dollar value exceeds:
(i) $25,000 (or where no amount is disclosed) for directors who personally receive compensation for a service they have agreed to perform for the company, outside of their service as a director, including professional or other services; (ii) $50,000 (or where no amount is disclosed) for those directors employed by a professional services firm such as a law firm, investment bank or consulting firm where the firm is paid for services but not the individual directly. This dollar limit would also apply to charitable contributions to schools where a board member is a professor; or charities where a board member serves on the board or is an executive; and any aircraft and real estate dealings between the company and the director or the director's firm; (iii) 1% of either company's consolidated gross revenue for other business relationships (e.g., where the director is an executive officer of a company that provides or receives services or products to or from the company).

2 "Familial" as used herein includes a person's spouse, parents, children, siblings, grandparents, uncles, aunts, cousins, nieces and nephews, including in-laws, and anyone (other than domestic employees) who shares such person's home.


-------------------------------------------------------------------------------
                                      296
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

3 "Company" includes any parent or subsidiary in a group with the company or any entity that merged with, was acquired by, or acquired the company.

4 We note that NASDAQ originally proposed a five-year look back period but both it and the NYSE ultimately settled on a three-year look back prior to finalizing their rules. A five-year standard is more appropriate, in our view, because we believe that the unwinding of conflicting relationships between former

-------------------------------------------------------------------------------
                                      297
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

         2. Affiliated Director - A director is affiliated if he/she has a material financial, familial5 or other relationship with the company or its executives, but is not an employee of the company.6 This includes directors whose employers have a material financial relationship with the company 7. In addition, we view a director who owns or controls 20% or more of the company's voting stock as an affiliate.8

         3. Inside Director - An inside director is one who simultaneously serves as a director and as an employee of the company. This category may include a chairman of the board who acts as an employee of the company or is paid as an employee of the company. In our view a director who derives more than 50% of total compensation from a company as a result of affiliated transactions with his/her employer faces a conflict in making decisions between those that are in the best interests of the company versus those in his/her own best interests. Therefore, we will withhold for such a director.

         Voting Recommendations on the Basis of Independence: Glass Lewis believes that a board will most effectively perform the oversight necessary to protect the interests of shareholders if it is independent. In general, we feel that at least two-thirds of the members of the board should consist of independent directors. In the event that more than one third of the members are affiliated or inside directors, we typically9 recommend withholding votes from some of the inside and/or affiliated directors in order to satisfy the two-thirds threshold we believe is appropriate.



         We are firmly committed to the belief that only independent directors should serve on a company's audit, compensation, nominating and governance committees.10 We typically


--------------------------------------------------------------------------------

         management and board members is more likely to be complete and final after five years. However, Glass Lewis does not apply the five-year look back period to directors who have previously served as executives of the company on an interim basis for less than one year. We consider a director who is currently serving in an interim management position as an insider, a director who served in such a capacity for less than one year and is no longer serving in that capacity as independent, and a director who served in such a capacity for over one year but is no longer serving in that capacity as an affiliate for the following five years. Glass Lewis applies a three-year look back period to all directors who have an affiliation with the company other than former employment, for which we apply a five-year look back.

         5 A director is considered an affiliate if he/she has a family member who is employed by the Company and receives compensation of $100,000 or more per year or the compensation is not disclosed.

         6 In every instance in which a company classifies one of its non-employee directors as non-independent, that director will be classified as an affiliate by Glass Lewis.

         7 We allow a five-year grace period for former executives of the company or merged companies who have consulting agreements with the surviving company. (We do not automatically withhold from directors in such cases for the first five years). If the consulting agreement persists after this five-year grace period, we apply the materiality thresholds outlined in footnote 1.

         8 We view 20% shareholders as affiliates because they typically have access to and involvement with the management of a company that is fundamentally different from that of ordinary shareholders. In addition, and perhaps more importantly, 20% holders may regularly have interests that diverge from those of ordinary holders, for a variety of reasons, including, but not limited to, the liquidity (or lack thereof) of their holdings, personal tax issues, etc.

         9 In the case of a staggered board, if the affiliates or insiders that we believe should not be on the board are not standing for election, we will express our concern regarding those directors, but we will not recommend withholding from the affiliates or insiders who are up for election just to achieve two-thirds independence.


-------------------------------------------------------------------------------
                                      298
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

         10 We will recommend withholding votes from any member of the audit committee who owns 20% or more of the company's stock, and we believe that there should be a maximum of one director (or no directors if


-------------------------------------------------------------------------------
                                      299
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------
         recommend that shareholders withhold their votes for any affiliated or inside director seeking appointment to an audit, compensation, nominating or governance committee or who has served in that capacity in the past year.



         In addition, we apply heightened scrutiny to avowedly "independent" chairmen and lead directors. We believe that they should be unquestionably independent or the company should not tout them as such.


         Performance

         The purpose of Glass Lewis' proxy research and advice is to facilitate shareholder voting in favor of governance structures that will drive performance and create shareholder value. The most crucial test of a board's commitment to the company and to its shareholders lies in the actions of the board and its members. We look at the performance of these individuals in their capacity as board members and executives of the company and in their roles at other companies where they may have served.



         Voting Recommendations on the Basis of Performance: We disfavor directors who have a track record of poor performance in fulfilling their responsibilities to shareholders at any company where they have held a board or executive position. We typically recommend withholding votes from:



              Board Members Generally:

               1. A director who fails to attend a minimum of 75% of the board meetings or 75% of the total of applicable committee meetings and board meetings.11

               2. A director who belatedly filed a significant form(s) 4 or 5, or has a pattern of late filings if the late filing was the fault of the director. (We look at these forms on a case-by-case basis.)

               3. A director who is also the CEO of a company where a serious restatement has occurred after the CEO certified the pre-restatement financial statements.

               4. A director who is also the CEO of a company where a serious and material restatement has occurred after the CEO had previously certified the pre-restatement financial statements.

               5. A director who has received two withhold recommendations from
                  Glass Lewis for identical reasons within the prior year at other companies (the same situation must also apply at the company being analyzed).

               6. All directors who served on the board if, for the last three years, the company's performance has been in the bottom quartile of the sector and the directors have not taken reasonable steps to address the poor performance.

               7. An insider director who derives more than 50% of his/her income from affiliated transactions with the company.


--------------------------------------------------------------------------------

         the committee is comprised of less than three directors) who owns 20% or more of the company's stock on the compensation, nominating and governance committees.

         11 However, where a board member has served for less than one full year, we will not typically withhold for failure to attend 75% of meetings. Rather we will note the failure with a recommendation to track this issue


-------------------------------------------------------------------------------
                                      300
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------
         going forward. We will also refrain from recommending to withhold from directors when the proxy discloses that the director missed the meetings due to serious illness or other extenuating circumstances.



-------------------------------------------------------------------------------
                                      301
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

Audit committees play an integral role in overseeing the financial reporting process. "Audit Committee Effectiveness - What Works Best" states:

                   "Vibrant and stable capital markets depend on, among other things, reliable, transparent, and objective financial information to support an efficient and effective capital market process. The vital oversight role audit committees play in the process of producing financial information has never been more important."12

When assessing the performance of an audit committee, we are cognizant that an audit committee does not prepare financial statements, is not the party responsible for making the key judgments and assumptions that affect the financial statements, and does not perform an audit of the numbers or disclosures provided to investors. Rather, the role of audit committee member is one of monitoring and overseeing the process and procedures performed by management as well as internal and external auditors. Perhaps the 1999 Report and Recommendations of the Blue Ribbon Committee on Improving the Effectiveness of Corporate Audit Committees stated it best:

                  "A proper and well-functioning system exists, therefore, when the three main groups responsible for financial reporting - the full board including the audit committee, financial management including the internal auditors, and the outside auditors - form a `three legged stool' that supports responsible financial disclosure and active participatory oversight. However, in the view of the Committee, the audit commit must be `first among equals' in this process, since the audit committee is an extension of the full board and hence the ultimate monitor of the process."

For an audit committee to function effectively on behalf of investors, it must include members with sufficient knowledge to carry out their responsibilities in a diligent fashion. In their recommendations related to Audit and Accounting, members of the Conference Board Commission on Public Trust and Private Enterprise stated:

                  "Members of the audit committee must be independent and have both knowledge and experience in auditing financial matters."13

It is important that an audit committee be assessed against the actual decisions that they have made with respect to their oversight and monitoring role. The quality and integrity of the financial statements and earnings reports, the completeness of disclosures necessary for investors to make informed decisions, the effectiveness of the internal controls should provide reasonable assurance the financial statements are materially free from errors, and the independence of the external auditors and results of their work all provide useful information by which to assess the audit committee.

When assessing the decisions and actions of the audit committee, we typically defer to their judgment and would vote in their favor unless audit committee members or the committee:14


--------------------------------------------------------------------------------

         12 Audit Committee Effectiveness - What Works Best.
            PricewaterhouseCoopers. The Institute of Internal
            Auditors Research Foundation. 2005.

         13 Commission on Public Trust and Private Enterprise. The Conference
            Board. 2003.


-------------------------------------------------------------------------------
                                      302
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

              Audit committee members:15

               1. The audit committee chair if the committee does not have a financial expert or has a financial expert who does not have a demonstrable financial background sufficient to understand the financial issues unique to public companies.

               2. The audit committee chair if the audit committee did not meet at least 4 times during the year.

               3. The audit committee chair if the committee has less than three members.

               4. All audit committee members who sit on more than three public company audit committees, unless the audit committee member is a retired CPA, CFO or controller, in which case the limit shall be four committees with availability time and capacity.

               5. All members of an audit committee who are up for election and who served on the committee at the time of the audit, if audit and audit-related fees total one-third or less of the total fees billed by the auditor.

               6. All members of an audit committee where non-audit fees include fees for tax services for senior executives of the company or involve services related to tax avoidance or tax shelter schemes.

               7. All members of an audit committee that reappointed an auditor that we no longer consider to be independent for reasons unrelated to fee proportions.

               8. All members of an audit committee when audit fees are excessively low, especially when compared with other companies in the same industry.

               9. The audit committee chair16 if the committee failed to put auditor ratification on the ballot for shareholder approval for the upcoming year and fees for the past two years are reasonable (i.e., audit plus audit-related fees are higher than tax fees and higher than all other fees).

               10. All members of an audit committee if the committee failed to put auditor ratification on the ballot for shareholder approval and if the non-audit fees or tax fees exceed audit plus audit-related fees in either the current or the prior year.

               11. The audit committee chair if the auditor is not up for ratification because the audit committee has not yet selected an auditor for the coming year and (i) the prior auditor was not dismissed, (ii) the prior auditor was dismissed over six months before the annual meeting, or
                    (iii) no compelling explanation is disclosed.

               12. All members of an audit committee where the auditor has resigned and reported that a Section 10A Letter17 has been issued.


--------------------------------------------------------------------------------

         14 Where the recommendation is to withhold from the committee chair and the chair is not up for election because the board is staggered, we do not recommend withholding from any members of the committee who are up for election; rather, we will simply express our concern with regards to the committee chair.

         15 Where the recommendation is to withhold from the committee chair and the chair is not up for election because the board is staggered, we do not recommend withholding from any members of the committee who are up for election; rather, we will simply express our concern with regards to the committee chair.

         16 In all cases, if the chair of the committee is not specified, we recommend withholding from the director who has been on the committee the longest.

         17 Auditors are required to report all potential illegal acts to management and the audit committee unless they are clearly inconsequential in nature. If the audit committee / board fail to take appropriate action on an act that has been determined to be a violation of the law, the independent auditor is required to


-------------------------------------------------------------------------------
                                      303
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------
            send a letter to the SEC, referred to as a Section 10A letter. Such letters are a very rare occurrence and should be taken very seriously.

-------------------------------------------------------------------------------
                                      304
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

               13. All members of an audit committee at a time when material accounting fraud occurred at the company.

               14. All members of an audit committee at a time when annual and/or multiple quarterly financial statements had to be restated due to a serious material fraud.

               15. All members of an audit committee if the company repeatedly fails to file its financial reports in a timely fashion.

               16. All members of an audit committee in a year in which the company and/or its independent auditors report material weaknesses in internal controls and that company's executives had previously certified to investors the controls were effective.

               17. When the company has aggressive accounting policies and or poor disclosure or lack of sufficient transparency in its financial statements.

               18. The audit committee chair when tax and/or other fees are greater than audit and audit-related fees paid to the auditor for more than one year in a row (i.e., we recommend against ratification of the auditor).

               19. All members of the audit committee when the company receives a "material weakness" letter from the auditor in their 10-K.

               20. All members of the audit committee when there is a disagreement with the auditor and the auditor resigns or is dismissed.

               21. All members of the audit committee when the auditor resigns and a material weakness has been disclosed within the past year.

               22. All members of the audit committee if the contract with the auditor specifically limits the auditor's liability to the company.



Sometimes a material restatement of financial statements is accompanied by a report of a material weakness in internal controls by management and/or the independent auditors coupled with late filings with the SEC. We consider such situations to negatively impact the integrity of the financial statements and call into question the overall monitoring and oversight by the audit committee. As a result, we will vote against all members of an audit committee when this situation occurs (e.g., in tandem, a restatement, report of a material weakness in internal controls and late filings).

              Compensation committee members:18



               1. All members of the compensation committee who are currently up for election and served at the time of poor pay-for-performance (e.g., a company receives an F grade in our pay-for-performance analysis).19

               2. All members of the compensation committee (during the relevant time period) if excessive employment agreements and/or severance agreements were entered into.

               3. All members of the compensation committee if performance goals were changed (i.e., lowered) when employees failed or were unlikely to meet original goals, or performance-based compensation was paid despite goals not being attained.


-------------------------------------------------------------------------------
                                      305
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

         18 Where the recommendation is to withhold from the committee chair and the chair is not up for election because the board is staggered, we do not recommend withholding from any members of the committee who are up for election, rather, we will simply express our concern with regards to the committee chair.

         19 Where there have been two CEOs in one year or a large sign-on bonus for an incoming CEO, we will consider not recommending withholding but will defer judgment until next year or for one full year after arrival.


-------------------------------------------------------------------------------
                                      306
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

               4. All members of the compensation committee if excessive employee perquisites and benefits were allowed.

               5. The compensation committee chair, if the compensation committee did not meet during the year, but should have (e.g., executive compensation was restructured or a new executive was hired).

               6. Any member of the compensation committee who has served on the compensation committee of at least two other public companies where compensation is not in line with performance (based on an F grade in our Pay-for-Performance model) and is also suspect at the company in question.

               7. All members of the compensation committee when the company has repriced options within the past two years and we would not have supported the repricing (i.e., officers and directors were allowed to participate).

               8. All members of the compensation committee when vesting of in the money options is accelerated or when fully vested options are granted.



              Governance committee members:(20)

               1. All members of the governance committee(21) during whose tenure the board failed to implement a shareholder proposal with a direct and substantial impact on shareholders and their rights [i.e., where the proposal received a sufficient number (i.e., at least a majority of shares voting] of shareholder votes to allow the board to implement or take the necessary precursor steps toward implementing that proposal).

               2. The governance committee chair(22) when the board is less than two-thirds independent, the chairman is not independent and an independent lead or presiding director(23) has not been appointed, unless company performance has been in the top quartile of the company's peers. We note that each of the Business Roundtable, The Conference Board and the Council of Institutional Investors advocates that two-thirds of the board be independent.

               3. In the absence of a nominating committee, the governance committee chair when there are less than five or more than 20 members on the board.



              Nominating committee members:(24)

               1. All members of the nominating committee when the committee nominated or renominated an individual who had a significant conflict of interest or whose past


--------------------------------------------------------------------------------

         20 Where the recommendation is to withhold from the committee chair and the chair is not up for election because the board is staggered, we do not recommend withholding from any members of the committee who are up for election; rather, we will simply express our concern with regard to the committee chair.

         21 If the board does not have a governance committee (or a committee that serves such a purpose), we recommend withholding from the entire board on this basis.

         22 If the chair of the committee is not specified, we recommend withholding from the director who has been on the committee the longest. If the longest-serving committee member cannot be determined, we will recommend withholding from the longest-serving board member serving on the committee.

         (23) We believe that one specific independent individual should be appointed to serve as the lead or presiding director. When such a position is rotated among certain directors from meeting to meeting, we will recommend withholding votes as if there were no lead or presiding director.

-------------------------------------------------------------------------------
                                      307
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

         (24) Where the recommendation is to withhold from the committee chair and the chair is not up for election because the board is staggered, we do not recommend withholding from any members of the committee who are up for election; rather, we will simply express our concern with regards to the committee chair.

-------------------------------------------------------------------------------
                                      308
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------
                   actions demonstrated a lack of integrity or inability to represent shareholder interests.

               2. The nominating committee chair, if the nominating committee did not meet during the year, but should have (i.e., new directors were nominated).

               3. In the absence of a governance committee, the nominating committee chair(25) when the board is less than two-thirds independent, the chairman is not independent and an independent lead or presiding director has not been appointed,(26) unless company performance has been in the top 25% of the company's peers. Each of the Business Roundtable, The Conference Board and the Council of Institutional Investors advocates that at least 2/3 of companies' boards be independent.

               4. The nominating committee chair when there are less than five or more than 20 members on the board.(27)


         Experience

         We find that a director's past conduct is often indicative of future conduct and performance. We often find directors -- with a history of overcompensating executives or with a history of serving on boards where significant and avoidable disasters have occurred -- reappearing at companies that follow these same patterns. Glass Lewis has a proprietary database of every officer and every director serving at 8,000 of the most widely held U.S. companies. We use this database to track service and performance of individual board members across companies.



         Voting Recommendations on the Basis of Experience: We typically recommend that shareholders withhold votes from directors who have served on boards or as executives of companies with track records of poor performance, overcompensation, audit or accounting related issues and/or other indicators of mismanagement or actions against the interests of shareholders.(28)



         Likewise, we look carefully at the backgrounds of those who serve on the key committees of the board to ensure that they have the required skills and diverse backgrounds to make informed and well-reasoned judgments about the subject matter for which the committee is responsible.


         Other Considerations

         In addition to the three key characteristics we analyze in evaluating board members, we consider the following issues in making voting recommendations.



         Voting Recommendations on the Basis of Other Considerations:


--------------------------------------------------------------------------------

         25 If the chair of the committee is not specified, we will recommend withholding from the director who has been on the committee the longest. If the longest-serving committee member cannot be determined, we will recommend withholding from the longest-serving board member serving on the committee.

         26 In the absence of both a governance and a nominating committee, we will recommend withholding from the chairman of the board on this basis.

         27 In the absence of both a governance and a nominating committee, we will recommend withholding from the chairman of the board on this basis.

-------------------------------------------------------------------------------
                                      309
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

         28 We typically apply a three-year look back to such issues and also research to see whether the responsible directors have been up for election since the time of the failure, and if so, we take into account the percentage of support they received from shareholders.


-------------------------------------------------------------------------------
                                      310
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

         Irrespective of the overall presence of independent directors on the board, we believe that a board should be wholly free of people who have an identifiable and substantial conflict of interest. Accordingly, we recommend shareholders withhold votes from the following types of affiliated or inside directors under nearly all circumstances.



              Conflict of Interest:



               1. CFO who presently sits on the board. In our view, the CFO holds a unique position relative to financial reporting and disclosure to shareholders. Because of the critical importance of financial disclosure and reporting, we believe the CFO should report to and not sit on the board. During 2005, Glass Lewis voted to withhold on 204 CFOs who sat on their company's boards.

               2. Director who presently sits on an excessive number of boards. A board member who serves as an executive officer of any public company while serving on more than a total of four public company boards and any other director who serves on more than a total of six public company boards typically receives a withhold recommendation from Glass Lewis. The academic literature on this subject suggests that board members spend approximately 200 hours per year per board on which they serve. We believe this limits the number of boards directors can serve on effectively, especially those who are running another company.(29)

               3. Director, or a director who has an immediate family member, who is currently providing consulting or other material professional services to the company. These services may include legal, consulting or financial services to the company. We question the need for the company to engage in consulting relationships with its directors including legal advisors. We view such relationships as creating conflicts for directors, as they may be forced to weigh their own interests in relation to shareholder interests when making board decisions. In addition, a company's decisions regarding where to turn for the best professional services may be compromised when doing business with the professional services firm of one of the company's directors.

               4. Director, or a director who has an immediate family member, who engages in airplane, real estate or other similar deals, including perquisite type grants from the company that amount to over $25,000. Directors who receive these sorts of payments from the company will have to make unnecessarily complicated decisions that may pit their interests against those of the shareholders they serve. Given the pool of director talent and the limited number of directors on any board, we think shareholders are best served by finding individuals who are unconflicted to represent their interests on the board.


--------------------------------------------------------------------------------

         29 We note that our guidelines here are well within the standards set forth by the NACD in its Report of the NACD Blue Ribbon Commission on Director Professionalism, 2001 Edition, pp. 14-15 (also cited approvingly by the Conference Board in its Corporate Governance Best
            Practices: A Blueprint for the Post-Enron Era, 2002, p. 17) which suggested that CEOs should not serve on more than 2 additional boards, persons with full-time work should not serve on more than 4 additional boards and others should not serve on more than six boards.


-------------------------------------------------------------------------------
                                     311
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

               5. Current interlocking directorships. CEOs or other top executives who serve on each other's boards create an interlock that poses conflicts that should be avoided to ensure promotion of shareholder interests above all else.(30)

               6. All board members who served at a time when a poison pill was adopted without shareholder approval within the prior twelve months.



         While we do not believe that there is a universally applicable optimum board size, we do believe that boards should have a minimum of five directors in order to ensure that there is a sufficient diversity of views and breadth of experience in every decision the board makes and to enable the formation of key board committees with independent directors. At the other end of the spectrum, we believe that boards with more than 20 members will typically suffer under the weight of "too many cooks in the kitchen" and have difficulty reaching consensus and making timely decisions. Sometimes the presence of too many voices can make it difficult to draw on the wisdom and experience in the room by virtue of the need to limit the discussion so that each voice may be heard.

         To that end, we typically recommend withholding for the chairman of the nominating committee at a board with fewer than 5 directors. With boards consisting of more than 20 directors, we typically recommend withholding for all members of the nominating committee (or the governance committee in the absence of a nominating committee).(31)


     Controlled Companies

     Controlled companies present an exception to our independence recommendations. The function of the board of directors is to protect the interests of shareholders; however, when a single individual or entity owns more than 50% of the voting shares, then the interests of the majority of shareholders are the interests of that entity or individual. Consequently, Glass Lewis does not recommend withholding votes from boards whose composition reflects the makeup of the shareholder population. In other words, affiliates and insiders who are associated with the controlling entity are not subject to the two-thirds independence rule.

         The independence exceptions that we make for controlled companies are as follows:

         1. We do not require that controlled companies have boards that are at least two-thirds independent. So long as the insiders and/or affiliates are connected with the controlling entity, we accept the presence of non-independent board members.

         2. The compensation committee and nominating and governance committee(s) do not need to consist of independent directors.

                  a. We believe controlled companies do not need to have standing nominating and corporate governance committees. Although a committee charged with the duties of searching for, selecting and nominating independent directors can be of benefit to all companies, the unique composition of controlled


--------------------------------------------------------------------------------

         30 There is no look-back period for this situation. This only applies to public companies and we only footnote it for the non-insider.

         31 The Conference Board, in its report, Corporate Governance Best
            Practices, Id. at p. 23, quotes one of its roundtable participants as stating, "[w]hen you've got a 20 or 30 person corporate board, it's one way of assuring that nothing is ever going to happen that the CEO doesn't want to happen."


-------------------------------------------------------------------------------
                                     312
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------
                      companies' shareholder base makes such a committee both less powerful and less relevant.

                  b. We do not require compensation committees at controlled companies to be independent. Although we believe the duties of a committee charged with approving and monitoring the compensation awarded to a company's senior executives would best be executed by independent directors, controlled companies serve a unique shareholder population whose voting power ensures the protection of its interests.

                  c. In a similar fashion, controlled companies do not need to have an independent chairman or a lead or presiding director. Although, in our opinion, an independent director in a position of authority on the board - such as the chairman or presiding director - is best able to ensure the proper discharge of the board's duties, controlled companies serve a unique shareholder population whose voting power ensures the protection of its interests.

         3. We have no board size requirements for controlled companies.

         We do not make independence exceptions for controlled companies in the case of audit committee membership. Audit committees need to consist solely of independent directors. Regardless of the company's controlled status, the interests of all shareholders must be protected by ensuring the integrity and accuracy of the company's financial statements. Allowing affiliated directors to discharge the duties of audit oversight could present an insurmountable conflict of interest.

         In the case where an individual or entity owns more than 50% of the company's voting power but the company is not deemed a "controlled" company, we lower our independence requirement from two-thirds to a majority of the board and keep all other standards in place.


Mutual Fund Boards

Mutual funds, or investment companies, are structured differently than regular public companies (i.e., operating companies). Members of the fund's adviser are typically on the board and management takes on a different role than that of other public companies. As such, although many of our guidelines remain the same, we focus primarily on a short list of requirements.

Similar to other public companies, we apply the following policies at mutual funds we are reviewing:

         1. We believe three-fourths of the boards of investment companies should be made up of independent directors. This approach is consistent with the proposed SEC rule that would require that three-fourths of a mutual fund's board be independent. The Investment Company Act currently requires forty percent of the board to be independent but in 2001 the SEC amended the Exemptive Rules to require that a majority of a mutual fund board be independent. We agree that since mutual fund boards play a vital role in overseeing the relationship between the fund and the investment manager hired by the fund, there is need for additional independent oversight than for an operating company board.

         2.   The board should be made up of between five and twenty directors.

         3. The CFO should not serve on the board (this includes the CFO of the fund's adviser).

         4. The audit committee should consist solely of independent directors.


-------------------------------------------------------------------------------
                                      313
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

         5. At least one member of the audit committee should be designated as the audit committee financial expert.

         6.   We do not withhold if the auditor is not up for ratification.



     The following differences from other public companies apply at mutual funds:

         1. We do not recommend withholding votes from any director for the lack of an independent lead or presiding director.

         2. The SEC has proposed that the chairman of the fund board be an independent director. We agree that the roles of chairman and CEO should be separated for a mutual fund's board. Although we believe this would be best at all companies, we recommend withholding votes from the chairman of the nominating committee at an investment company if the chairman and CEO of a mutual fund are the same person and the fund does not have an independent lead or presiding director. We note that seven former SEC commissioners support the appointment of an independent chairman and we agree with them that "an independent board chairman would be better able to create conditions favoring the long-term interests of fund shareholders than would a chairman who is an executive of the adviser." (See comment letter sent SEC in
              support        of       the        proposed        rule        at
              http://sec.gov/rules/proposed/s70304/s70304-179.pdf)




Separation of the Roles of Chairman and CEO

Glass Lewis believes that separating the roles of corporate officers and the chairman of the board is typically a better governance structure than a combined executive/chairman position. The role of executives is to manage the business on the basis of the course charted by the board. Executives should be in the position of reporting and answering to the board for their performance in achieving the goals set out by the board. This becomes much more complicated when management actually sits on, or chairs, the board.

Presumably the influence of any CEO with his or her board will be supreme. A CEO should be able to set the strategic course for the company, with the blessing of the board, and the board should enable the CEO to carry out his or her vision for accomplishing the board's objectives. Failure to achieve this objective should lead the board to replace that CEO with someone in whom the board has confidence.

It can become difficult for the board to fulfill its role of overseer and policy setter when the CEO/Chairman controls the agenda and the discussion in the boardroom. This can afford CEOs with leverage to entrench their position leading to longer-than-optimal terms, fewer checks on management, less scrutiny of the operation of the business and limitations on independent, shareholder-focused goal-setting by the board.

We view an independent chairman as better able to oversee the executives of the Company and set a pro-shareholder agenda without the management conflicts that a CEO and other executive insiders often face. This, in turn, leads to a more proactive and effective board of directors that is looking out for the interests of shareholders above all else.

We do not recommend shareholders withhold votes from CEOs who serve on or chair the board. However, we do typically encourage our clients to support a separation between the roles of


-------------------------------------------------------------------------------
                                      314
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------
chairman of the board and CEO, whenever that question is posed in a proxy (typically in the form of a shareholder proposal), as we believe that in the long-term it is in the best interests of the company and its shareholders.

In the case of a less than two-thirds independent board, Glass Lewis strongly supports the existence of a presiding or lead director with authority to set the agenda for the meetings and to lead sessions outside the presence of the insider chairman.


Declassified Boards

Glass Lewis favors the repeal of staggered boards and the annual election of directors. We believe staggered boards are less accountable to shareholders than boards that are elected annually. Furthermore, we feel the annual election of directors encourages board members to focus on the interests of shareholders.

Empirical studies have shown: (i) companies with staggered boards reduce a firm's value; and (ii) in the context of hostile takeovers, staggered boards operate as a takeover defense, which entrenches management, discourages potential acquirers and delivers a lower return to target shareholders.

In our view, there is no evidence to demonstrate that in a takeover context staggered boards operate to improve shareholder returns. When a staggered board blocks a transaction, research shows shareholders are worse off. For example, one study performed by a group of Harvard Law professors concluded that companies whose staggered boards prevented a takeover "reduced shareholder returns for targets ... on the order of eight to ten percent in the nine months after a hostile bid was announced."(32)

When a staggered board negotiates a friendly transaction, no statistically significant difference in premiums occurs.(33)

During a March 2004 Glass Lewis Proxy Talk regarding staggered boards, the proponents of staggered boards could not identify research that demonstrated that staggered boards increase shareholder value. On the contrary, the opponents of such a structure marshaled significant support for the proposition that classified boards reduce shareholder value, holding everything else constant. Lucian Bebchuk, a Harvard Law professor who studies corporate governance issues, concluded that charter-based staggered boards "reduce the market value of a firm by 4% to 6% of its market capitalization" and that "staggered boards bring about and not merely reflect this reduction in market value."(34)

We also note that shareholders have increasingly come to agree with this view. In fact, 2005 saw the tide turn in corporate America as now more than 50% of US companies do not have a classified board structure, down from approximately 60% of companies in 2004. Clearly, an increasing number of shareholders have supported the repeal of classified boards. Resolutions


--------------------------------------------------------------------------------

         32 Lucian Bebchuk, John Coates, Guhan Subramanian, "The Powerful
            Antitakeover Force of Staggered Boards:
            Further Findings and a Reply to Symposium Participants," December 2002, page 1.

         33 Id. at 2 ("Examining a sample of seventy-three negotiated transactions from 2000 to 2002, we find no systematic benefits in terms of higher premia to boards that have [staggered structures].").

         34 Lucian Bebchuk, Alma Cohen, "The Costs of Entrenched Boards"
            (2004).


-------------------------------------------------------------------------------
                                      315
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------
relating to the repeal of staggered boards garnered on average 61% support among shareholders in 2002, whereas in 1987, only 16.4% of votes cast favored board declassification.

Given the empirical evidence suggesting staggered boards reduce a company's value and the increasing shareholder opposition to such a structure, Glass Lewis supports the declassification of boards and the annual election of directors.


Mandatory Director Retirement Provisions

Director Term Limits

Glass Lewis believes that term limits are typically not in the best interests of shareholders. The academic literature available on this subject suggests there is no evidence of a correlation between tenure on the board and a director's performance. Although, on occasion, term limits serve as a crutch for boards that are unwilling to take the steps necessary to police their membership and make the difficult decisions pertaining to when turnover is appropriate. Some shareholders also support term limits as a way to force change where boards lack the fortitude to make changes on their own.

In our view, the experience of directors through their service over time can be a valuable asset to shareholders as directors navigate complex and critical issues faced by the board. However, we understand and support the need for periodic director rotation to ensure a fresh perspective in the board room and the generation of new ideas and business strategies. We believe this should be accomplished by the board and not through arbitrary limits. It is our opinion that shareholders can address this issue through the election of directors when necessary.


Director Age Limits

Glass Lewis believes that age limits are not in the best interests of shareholders. The academic literature available on this subject suggests there is no evidence of a correlation between age and a director's performance. Age limits serve as a crutch for boards that are unwilling to take the steps necessary to police their membership and make the difficult decisions pertaining to when turnover is appropriate. While we understand the support for age limits by some institutions as a way to force change where boards lack the fortitude to make changes on their own, the long-term impact of these limits is to restrict experienced and potentially valuable board members from service at an arbitrary cut-off date. The experience of directors through their service over time can be a valuable asset to shareholders as directors navigate complex and critical issues faced by the board. While we understand and support the need for periodic director rotation to ensure a fresh outlook and perspective in the board room and the generation of new ideas and business strategies, we do not believe age limits are the best mechanism to accomplish this goal.

Further, age limits unfairly imply that older directors (or in rare cases, younger) cannot contribute to the oversight of a company. We believe shareholders would be better off focusing their efforts on monitoring the board's approach to corporate governance and their stewardship of the company's performance than imposing "one size fits all" limits that don't necessarily correlate with returns or benefits for shareholders.


-------------------------------------------------------------------------------
                                      316
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

Requiring Two or More Nominees per Board Seat


Shareholders have attempted to address lack of access to the ballot by proposing that the board give shareholders a choice of directors for every seat in every election. However, we feel that policies that would require the nomination of multiple nominees for each board seat would discourage prospective directors from accepting nominations if they were not confident that they were clearly the board's choice or that they would be elected. Therefore, generally Glass Lewis will vote against such proposals.





II. Transparency and Integrity of Financial Reporting

Auditor Ratification

We believe the role of the auditor as a gatekeeper is crucial in ensuring the integrity and transparency of financial information necessary for protecting shareholder value. Shareholders rely on the auditor to ask tough questions and to do thorough analysis of the company's books to ensure that the information ultimately provided to shareholders is complete, accurate, fair and a reasonable representation of the company's financial position. The only way shareholders can make rational investment decisions is if the market is equipped with accurate information about the fiscal health of the company.

In our view, shareholders should demand the services of an objective and well-qualified auditor at every company in which they hold an interest. Like directors, auditors should be free from conflicts of interest and should assiduously avoid situations that require them to make choices between their own interests and the interests of the public they serve. Almost without exception, shareholders should be given the opportunity to review the performance of the auditor annually and ratify the board's selection of an auditor for the coming year.



         Voting Recommendations on the Ratification of the Auditor: We generally support management's recommendation regarding the selection of an auditor except in cases where we believe the independence of a returning auditor or the integrity of the audit has been compromised. Where the board has not allowed shareholders to exercise their right and responsibility to review and ratify the auditor, we typically recommend withholding votes from the chairman of the audit committee of the board; and, when there have been material restatements of annual financial statements or material weakness in internal controls reported, from the entire audit committee in exceptional situations.



         Reasons why we may not recommend ratification of the auditor include:



              o When audit fees added to audit-related fees total less than the tax fees and/or less than other non-audit fees.

              o If there have been any recent material restatements of annual financial statements, including those resulting in material weaknesses in internal controls being reported or late filings by the company where the auditor bears some

-------------------------------------------------------------------------------
                                      317
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------
                  responsibility for the restatement or late filing (e.g., a restatement due to a reporting error).(35)

              o When the auditor performs prohibited services such as tax shelter work, tax services for the CEO or CFO, or work for a contingent-type fee including a fee based on a percentage of economic benefit to the company.

              o When audit fees are excessively low, especially when compared with other companies in the same industry.

              o   When the company has aggressive accounting policies.

              o When the company has poor disclosure or lack of transparency in its financial statements.

              o Where the auditor had specifically limited its liability through its contract with the company.

              o We also look for other relationships or issues of concern with the auditor that might suggest a conflict between the interests of the auditor and the interests of shareholders.



         We typically support audit-related proposals regarding:

              o Mandatory auditor rotation when the proposal uses a reasonable period of time (usually not less than 5-7 years).



Pension Accounting Issues

The question often raised in proxy proposals related to pension accounting is what effect, if any, projected returns on employee pension assets should have on the company's net income. This issue often comes up in the context of executive compensation and the extent to which pension accounting should be reflected in the performance of the business for purposes of calculating payments to executives.


Glass Lewis believes that pension credits should not be included in measuring income used to award performance-based compensation. Many of the assumptions used in accounting for retirement plans are subject to the discretion of a company, and management would have an obvious conflict of interest if pay were tied to pension income. In our view, projected income from pensions does not truly reflect a company's performance.


Reporting Contributions and Political Spending


Glass Lewis believes that disclosure regarding how a company uses its funds is an important component of corporate accountability to shareholders. However, the area of campaign contributions is heavily regulated by federal, state and local laws. Most jurisdictions around the country have detailed disclosure laws, and information on contributions is readily available to the public. Other than in exceptional circumstances (e.g., where the company does not adequately disclose information about its contributions to shareholders or where the company has a history of abuse in the donation process) we believe that the mechanism for disclosure and the standards for


--------------------------------------------------------------------------------

         35 An auditor does not perform an audit of interim financial statements and accordingly, in general, we do not believe should be opposed due to a restatement of interim financial statements, unless the nature of the misstatement is clear from a reading of the incorrect financial statements.


-------------------------------------------------------------------------------
                                      318
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------
giving are best left to the board. However, Glass Lewis will consider supporting such proposals on a case-by-case basis if the company has substantially and consistently underperformed its peers and has been subject to regulatory action resulting from its political donations.




III. THE LINK BETWEEN COMPENSATION AND PERFORMANCE



Equity-Based Compensation Plans

Glass Lewis evaluates option- and other equity-based compensation plans with a detailed model and analyst review. We believe that equity compensation awards are a useful tool, when not abused, for retaining and incentivizing employees to engage in conduct that will improve the performance of the company.

We recognize that equity-based compensation programs have important differences from cash compensation plans and bonus programs. Accordingly, we take factors such as the administration of the plan, the method and terms of exercise, repricing history and express or implied rights to reprice, the presence of evergreen provisions and other factors into account in our model and analysis.

Our analysis is decidedly quantitative and focused on the cost of the plan as compared to the operating metrics of the business. We run twenty different analyses, comparing the program with both absolute limits we believe are key to equity value creation and with a carefully chosen peer group. In general, our model seeks to determine whether the proposed plan is either absolutely excessive or is more than one standard deviation away from the average plan for the peer group on a range of criteria, including dilution to shareholders and the projected annual cost relative to the company's financial performance. Each of the twenty analyses (and their constituent parts) is weighted and the plan is scored in accordance with that weight.

Importantly, our analysis differs from that of other advisors who have developed models for determining whether an option plan is excessive. The principal differences between our approaches (as we understand the various approaches of others) are: (i) we use a measure of expected annual expense of the program and compare that expense against operating metrics of the business to assist in determining whether the plan is excessive in light of the company's performance;
(ii) we compare overall expected annual cost to the enterprise value of the firm, rather than to market capitalization because the employees, managers and directors of the firm are engaged in creating enterprise value, not necessarily market capitalization (the biggest difference can be seen for a company where cash represents the vast majority of market capitalization); and (iii) our approach does not rely exclusively on relative comparisons with averages because we believe that academic literature proves that there are some absolute limits.

We evaluate option plans based on ten overarching principles:

     1.  Companies should seek more shares only when they need them.

     2. Plans should be small enough that companies need approval every three to four years (or less) from shareholders.

     3. If a plan is relatively expensive, it should not be granting options solely to senior executives and board members.

-------------------------------------------------------------------------------
                                      319
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

     4.  Annual net share count and voting power dilution should be limited.

     5. Annual cost of the plan (especially if not shown on the income statement) should be reasonable as a percentage of financial results and in line with the peer group.

     6. The expected annual cost of the plan should be proportional to the value of the business.

     7. The intrinsic value received by option grantees in the past should be reasonable compared with the financial results of the business.

     8. Plans should deliver value on a per-employee basis when compared with programs at peer companies.

     9.  Plans should not permit re-pricing of stock options.

     10. Plans should not contain excessively liberal administrative or payment terms.



         Option Exchanges


         Glass Lewis views option repricing plans and option exchange programs with great skepticism. Shareholders have substantial, real downside risk in owning stock and we believe that the employees, officers and directors that receive stock options should be similarly situated to align interests optimally. We are concerned that option grantees who believe they will be "rescued" from underwater options will be more inclined ab initio to take on unjustifiable risks. Moreover, a predictable pattern of repricing or exchanges substantially alters the value of the stock option in the first instance; options that will practically never expire deeply out of the money are worth far more than options that have such a risk. In short, repricings and option exchange programs change the bargain between shareholders and employees after the bargain has been struck. Re-pricing is tantamount to a re-trade.


         There is one circumstance in which a repricing or option exchange program is acceptable, namely, if the value of a stock has declined dramatically because of macroeconomic or industry trends (rather than specific company issues) and repricing is necessary to motivate and retain employees. In this circumstance, we think it fair to conclude that option grantees may be suffering from a risk that was not foreseeable when the original equity-based compensation "bargain" was struck. In such a circumstance, we will support a repricing only if the following conditions are true:

               (i) officers and board members do not participate in the program;
               (ii) the stock decline mirrors the market or industry price decline in terms of timing and approximates the decline in magnitude;
               (iii)the exchange is value neutral or value creative to
                    shareholders with very conservative assumptions and a recognition of the adverse selection problems inherent in voluntary programs; and
               (iv) management and the board make a cogent case for needing to incentivize and retain existing employees, such as being in a competitive employment market.



-------------------------------------------------------------------------------
                                      320
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

         Performance-Based Options

         We regularly encounter shareholder requests that the board adopt a policy basing a significant portion of future stock option grants to senior executives on performance. Typically, performance-based options are defined as those whose exercise price is linked to an industry peer group stock performance index.


         Glass Lewis believes in performance-based equity compensation plans for senior executives. We feel that executives should be compensated with equity when their performance and that of the company warrants such rewards. While we do not believe that equity-based compensation plans for all employees need to be based on overall company performance, we do support such limitations for grants to senior executives (although even some equity-based compensation of senior executives without performance criteria is acceptable, such as in the case of moderate incentive grants made in an initial offer of employment).


         Boards often argue that such a proposal would hinder them in attracting talent. We believe that boards can develop a consistent, reliable approach, as boards of many companies have, that would still attract executives who believe in their ability to guide the company to achieve its targets. If the board believes in performance-based compensation for executives, then these proposals typically will not hamper the board's ability to create such compensation plans.


         We generally recommend that shareholders vote in favor of performance-based option requirements.



Linking Pay with Performance

Glass Lewis strongly believes that executive compensation should be linked directly with the performance of the business the executive is charged with managing. Glass Lewis has a proprietary pay-for-performance model that evaluates compensation of the top five executives at every company in the Russell 3000. Our model benchmarks the compensation of these executives compared with their performance using three peer groups for each company: an industry peer group, a smaller sector peer group and a geographic peer group. Using a forced curve and a school letter-grade system, we rank companies according to their pay-for-performance.

We use this analysis to inform our voting decisions on each of the compensation issues that arise on the ballot. Likewise, we use this analysis in our evaluation of the compensation committee's performance.

162(m) Plans

Section 162(m) of the Internal Revenue Code allows companies to deduct compensation in excess of $1 million for the CEO and the next four most highly compensated executive officers upon


-------------------------------------------------------------------------------
                                      321
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------
shareholder approval of the excess compensation. Glass Lewis recognizes the value of executive incentive programs and the tax benefit of shareholder-approved incentive plans. We also believe that this provision allows shareholders to provide important review and consent of executive compensation, a subject that has raised some troubling concerns at several companies over the past few years.

We believe it is best practice for companies to provide reasonable disclosure to shareholders so that they can make sound judgments about the reasonableness of the proposed plan. In order to allow for meaningful shareholder review, we prefer that these proposals generally include: specific performance goals; a maximum award pool; and a maximum award amount per employee. We also believe it is important to analyze the estimated grants to see if they are reasonable and in line with the company's peers.

Where a company fails to provide at least a list of performance targets or one of either a total pool or individual maximum, or where the proposed plan is excessive when compared with those of the company's peers and there are other extenuating circumstances, we typically recommend against the plan. The company's track record of aligning pay with performance (as evaluated using our proprietary Pay-for-Performance model) also plays a role in our recommendation on this issue. Where a company has a track record of reasonable pay relative to the performance of the business, we are not typically inclined to recommend against a plan even if the plan caps seem large relative to peers because we recognize the value of having the option of special compensation arrangements for continued exceptional performance. Like all other issues we review, our analysis of these situations attempts to provide consistent but contextual advice given the specifics of the company and ongoing performance. Overall, we recognize that it is generally not in shareholders' best interests to vote against such a plan and forgo the potential tax benefit given the fact that shareholder rejection of such plans will not curtail the awards, it will only prevent the tax deduction associated with them.

Director Compensation Plans

Glass Lewis believes that non-employee directors should receive compensation for the time and effort they spend serving on the board and its committees. In particular, we support compensation plans that include option grants or other equity-based awards, which help to align the interests of outside directors with those of shareholders. Director fees should be competitive in order to retain and attract qualified individuals. However, excessive fees represent a financial cost to the company and threaten to compromise the objectivity and independence of non-employee directors. Therefore, a balance is required.

Glass Lewis uses a proprietary model and analyst review to evaluate the costs of those plans compared to the plans of peer companies with similar market capitalizations. We use the results of this model to assist in making our voting recommendations on director compensation plans.

Options Expensing


Glass Lewis strongly supports the expensing of stock options. We believe that stock options are an important component of executive compensation and that the expense of that compensation should be reflected in a company's operational earnings. When companies refuse to expense



-------------------------------------------------------------------------------
                                     322
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------
options, the effect of options on the company's finances is obscured and accountability for their use as a means of compensation is greatly diminished.(36)


We will always recommend a vote in favor of a proposal to expense stock options.




Limits on Executive Compensation


As a general rule, Glass Lewis believes that shareholders should not be involved in setting executive compensation. Such matters should be left to the board's compensation committee. We view the election of directors, and specifically those who sit on the compensation committee, as the appropriate mechanism for shareholders to express their disapproval or support of board policy on this issue. Further, we believe that companies whose pay-for-performance is in line with its peers should be granted the flexibility to compensate their executives in a manner that drives growth and profit.


However, Glass Lewis favors performance-based compensation as an effective means of motivating executives to act in the best interests of shareholders. Performance-based compensation may be limited if a CEO's pay is capped at a low level rather than flexibly tied to the performance of the company.




         Limits on Executive Stock Options


         Stock options are a common form of compensation for senior executives. Options are a very important component of compensation packages to attract and retain experienced executives and other key employees. Tying a portion of an executive's compensation to the performance of the company also provides an excellent incentive to maximize share values by those in the best position to affect those values. Accordingly, we typically recommend that our clients oppose caps on executive stock options.




Linking Pay to Social Criteria


Glass Lewis believes that ethical behavior is an important component of executive performance and should be taken into account when evaluating performance and determining compensation. Glass Lewis also believes, however, that the board and specifically its compensation committee are in the best position to set policy on management compensation. Shareholders can hold the board's compensation committee accountable for the compensation awarded through the election of directors.




Full Disclosure of Executive Compensation


--------------------------------------------------------------------------------

         36 The Conference Board's Commission on Public Trust, in its report,
            Corporate Governance Best Practices at p. 28, notes in its "Key Recommendations on Executive Compensation" that "Fixed-price stock options should be expensed on financial statements of public companies. The costs associated with equity-based compensation should be reported on a uniform and consistent basis by all public companies in order to provide clear and understandable comparability."



-------------------------------------------------------------------------------
                                      323
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

Glass Lewis believes that disclosure of information regarding compensation is critical to allowing shareholders to evaluate the extent to which a company's pay is keeping pace with its performance. However, we are concerned when a proposal goes too far in the level of detail that it requests for executives other than the most high-ranking leaders of the company. Shareholders are unlikely to need or be able to use information based on the individual level except in the case of senior corporate officers. Moreover, it will rarely be in the interests of shareholders to give away competitive data about salaries at the individual level (which information is not otherwise available). This sort of disclosure requirement could also create internal personnel issues that would be counterproductive for the company and its shareholders.


While we are in favor of full disclosure for senior executives and we view information about compensation at the aggregate level (e.g., number of employees being paid over a certain amount or in certain categories) potentially very useful, we do not believe that shareholders need or will benefit from detailed reports about individual management employees other than the most senior executives.




IV. GOVERNANCE STRUCTURE AND THE SHAREHOLDER FRANCHISE



Anti-Takeover Measures

         Poison Pills (Shareholder Rights Plans)


         Glass Lewis believes that poison pill plans generally are not in the best interests of shareholders. Specifically, they can reduce management accountability by substantially limiting opportunities for corporate takeovers. Rights plans can thus prevent shareholders from receiving a buy-out premium for their stock. Typically we recommend that shareholders vote against these plans to protect their financial interests and ensure that they have the opportunity to consider any offer for their shares, especially those at a premium.


         We believe that boards should be given wide latitude in directing the activities of the company and charting the company's course. However, on an issue such as this, where the link between the financial interests of shareholders and their right to consider and accept buyout offers is so substantial, we believe that shareholders should be allowed to vote on whether or not they support such a plan's implementation. This issue is different from other matters that are typically left to the board's discretion. Its potential impact on and relation to shareholders is direct and substantial. It is also an issue in which the interests of management may be very different from those of shareholders and therefore ensuring shareholders have a voice is the only way to safeguard their interests.

         In certain limited circumstances, we will support a limited poison pill to accomplish a particular objective, such as the closing of an important merger, or a pill that contains what we believe to be a reasonable `qualifying offer' clause. We will consider supporting a poison pill plan if the provisions of the qualifying offer clause include the following attributes: (i) the form of offer is not required to be an all-cash transaction; (ii) the offer is not required to remain open for more than 90 business days; (iii) the offeror is permitted to make amendments to the offer, to reduce the offer or otherwise change the terms; (iv) there is no fairness opinion requirement; and (v) there is a low to no premium


-------------------------------------------------------------------------------
                                      324
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------
         requirement. Where these requirements are met, we typically feel comfortable that shareholders will have the opportunity to voice their opinion on any legitimate offer.


         Right of Shareholders to Call a Special Meeting


         Glass Lewis strongly supports the right of shareholders to call special meetings. However, in order to prevent abuse and waste of corporate resources by a very small minority of shareholders, we believe that such rights should be limited to a minimum threshold of at least 15% of the shareholders requesting such a meeting. In general, we believe a lower threshold may leave companies subject to meetings whose effect might be the disruption of normal business operations in order to focus on the interests of only a small minority of owners. However, when proposals are presented to allow shareholders the opportunity to call special meetings that do not specify a minimum threshold, we will support them because the possible abuse of the right to call shareholder meetings is outweighed by the benefit to shareholders of having that right.


         Shareholder Action by Written Consent


         Glass Lewis strongly supports the right of shareholders to act by written consent. However, in order to prevent abuse and waste of corporate resources by a very small minority of shareholders, we believe that such rights should be limited to a minimum threshold of at least 15% of the shareholders requesting action by written consent. In general, we believe a lower threshold may leave companies subject to meetings whose effect might be the disruption of normal business operations in order to focus on the interests of only a small minority of owners. However, when proposals are presented to allow shareholders the opportunity to act by without specifying a minimum threshold, we will support them based on the belief that shareholders are better off with this right than without it. However, when proposals are presented to allow shareholders the opportunity to act by written consent even without a specified minimum threshold, we will support them because the possible abuse of the right to act by written consent is outweighed by the benefit to shareholders of having that right.




Authorized Shares


Glass Lewis believes that adequate capital stock is important to the operation of a company. When analyzing a request for additional shares, we typically review four common reasons why a company might need additional capital stock beyond what is currently available:


         (i) Stock Split - We typically consider three metrics when evaluating whether we think a stock split is likely or necessary. First, we look at the historical stock pre-split price, if any. Second, we consider the current share price relative to the price in the prior 52 weeks to assess the current price relative to the company's most common trading price over that period. Finally, we consider some absolute limits on stock price that in our view either always make a stock split appropriate if desired by management or conversely would almost never be a reasonable price at which to split a stock.


         (ii) Shareholder Defenses - Additional authorized shares could be used to bolster the efficacy of takeover defenses such as a "poison pill." The fact


-------------------------------------------------------------------------------
                                     325
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------
                that the additional shares could be used to defend or discourage a hostile takeover is often discussed as a reason for a requested increase in the proxy. Glass Lewis is typically against such defenses and, therefore, will oppose actions intended to increase the efficacy of such defenses.


         (iii) Financing for Acquisitions - We look to see whether the company has a history of using stock for acquisitions and attempt to determine what levels of stock have typically been required to accomplish such transactions. Likewise, we look to see whether this is discussed as a reason for additional shares in the proxy.


         (iv) Financing for Operations - We review the company's cash position and its ability to secure financing through borrowing or other means. We look at the company's recent history of capitalization and whether or not the company has had to use stock in the recent past as a means of raising capital.




Issuing additional shares can dilute existing holders in limited circumstances. Further, the availability of additional shares, where the board has discretion to implement a poison pill, can often serve as a deterrent to interested suitors. Accordingly, where we find that the company has not detailed a plan for use of the proposed shares, or where the number of shares far exceeds those needed to accomplish a detailed plan, we typically recommend against the authorization of additional shares. While we think that having adequate shares to allow management to make quick decisions and effectively operate the business is critical, we prefer that, for significant transactions, management come to shareholders to justify their use of additional shares rather than providing a blank check in the form of a large pool of unallocated shares available for any purpose.


Advance Notice Requirements for Shareholder Ballot Proposals

These proposals typically attempt to require a certain amount of notice before shareholders are allowed to place proposals on the ballot. Notice requirements typically range between three to six months prior to the annual meeting. These proposals typically make it impossible for a shareholder who misses the deadline to present a shareholder proposal or a director nominee that might be in the best interests of the company and its shareholders.

We believe it is best for shareholders to have the opportunity to review and vote on all proposals and director nominees that arise. Shareholders can always vote against those proposals that appear with little prior notice. However, shareholders, as owners of the business, are capable of identifying those issues where they have sufficient information and ignoring those where they do not. Setting arbitrary notice restrictions simply limits the opportunity for shareholders to raise issues that may come up after the arbitrary window closes until the following year's annual meeting.


Accordingly, we typically recommend that shareholders vote against these proposals.




Voting Structure

     Cumulative Voting


-------------------------------------------------------------------------------
                                      326
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

     Cumulative voting is a voting process that maximizes the ability of minority shareholders to ensure representation of their views on the board. Cumulative voting can play an especially important role where a board is controlled mainly by insiders or affiliates and where the company's ownership structure includes one or more very large shareholders that typically control a majority-voting block of the company's stock. In those situations, shareholders need the protections of cumulative voting to ensure their voices are heard. Glass Lewis believes that cumulative voting generally operates as a safeguard for shareholders by ensuring that those who hold a significant minority of shares are able to elect a candidate of their choosing to the board. This allows the creation of boards that are broadly responsive to the interests of all shareholders rather than simply to a small group of large holders.


     The recent academic literature on this subject indicates that where a highly independent board is in place and the company has a shareholder-friendly governance structure, shareholders may be better off without cumulative voting. The analysis underlying this literature indicates that shareholder returns at firms with good governance structures are lower and that boards can become factionalized and prone to evaluating the needs of special interests over the general interests of shareholders collectively.


     Accordingly, we review these proposals on a case-by-case basis factoring in the independence of the board and the status of the company's governance structure. However, we typically find that these proposals are on ballots where independence is lacking and appropriate checks and balances that favor shareholders are not in place. In those instances we typically recommend in favor of cumulative voting.

     Supermajority Vote Requirements


     Glass Lewis believes that supermajority vote requirements act as impediments to shareholder action on ballot items that are critical to shareholder interests. One key example is in the takeover context where supermajority vote requirements can strongly limit the voice of shareholders in making decisions on such crucial matters as selling the business.


Transaction of Other Business at an Annual or Special Meeting of Shareholders


We typically recommend that shareholders not give their proxy to management to vote on any other business items that may properly come before the annual meeting. In our opinion, granting unfettered discretion is unwise.


V. SHAREHOLDER INITIATIVES AND MANAGEMENT OF THE FIRM

Glass Lewis evaluates shareholder proposals on a case-by-case basis. We generally favor proposals that are likely to increase shareholder value and/or promote and protect shareholder rights. We typically prefer to leave decisions regarding day-to-day management of the business and policy decisions related to political, social or environmental issues to management and the board except when we see a clear and direct link between the proposal and some economic or financial issue for the company. We feel strongly that shareholders should not attempt to micromanage the business or its executives through the initiative process. Rather, shareholders should use their influence to push for governance structures that protect shareholders, including actual director elections and then put in place a board they can trust to make informed and careful decisions that are in the best interests of the business and its owners. We believe that


-------------------------------------------------------------------------------
                                      327
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------
shareholders should hold directors accountable for management and policy decisions through the election of directors.

Labor Practices

Glass Lewis believes that labor policies are typically best left to management and the board, absent a showing of egregious or illegal conduct that might threaten shareholder value. It is our opinion that management is in the best position to determine appropriate practices in the context of its business. Shareholders can hold directors accountable for company decisions related to labor issues through the election of directors. However, in situations where a company's labor practices and its ramifications (through legal or market action) threatens to affect the performance of the company, Glass Lewis will consider supporting proposals regarding labor practices on a case-by-case basis.

         For example, at Wal-Mart's annual meeting in 2005 we recommend a vote in favor of a shareholder proposal to have the company prepare an equal employment opportunity report. We felt that there was significant potential economic exposure stemming from lawsuits and a federal investigation, both regarding the company's labor practices.

         In our view, Wal-Mart's shareholders deserved to know if their company had engaged in discriminatory employment practices that made it vulnerable to lawsuits and a variety of potential economic losses stemming from the suits and potential negative market reaction. In addition, we felt the shareholders should be informed about the specific steps that Wal-Mart is taking to address these issues that could have a negative impact on the stock price.

Non-Discrimination Policies

Glass Lewis believes that human resource policies are best left to management and the board, absent a showing of egregious or illegal conduct that might threaten shareholder value. Management is in the best position to determine which policies will promote the interests of the firm across its various businesses. Board members are accountable to shareholders for the decisions they make about these issues when they face reelection.

Reimbursement of Solicitation Expenses

Glass Lewis feels that in some circumstances, replacing some or all directors on a company's board is warranted where the incumbent director or directors have failed in their oversight of management in failing to take action to address continuous poor performance. In those cases where a dissident shareholder is seeking reimbursement for their expenses and has received the support of a majority of shareholders, Glass Lewis will generally recommend in favor of reimbursing the dissident for expenses incurred in waging the contest. In those rare cases where a shareholder has put their own time and money into a successful campaign to unseat a poorly performing director, we feel that the dissident should be entitled to reimbursement of their expenses by the company and other shareholders who, by virtue of their majority vote for the dissident, have expressed their concurrence with the dissident and who will share in the improved company performance. However, contests are expensive and distracting to the management and the board. Therefore, to avoid encouraging nuisance or agenda-driven contests,


-------------------------------------------------------------------------------
                                      328
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------
we only support the reimbursement of expenses where the dissident has convinced at least a majority of shareholders to support their candidate or candidates.

Military and US Government Business Policies


Glass Lewis believes that disclosure to shareholders of information on key company endeavors is important. However, Glass Lewis generally does not support resolutions that call for shareholder approval of policy statements for or against government programs that are subject to thorough review by the Federal Government and elected officials at the national level.

Foreign Government Business Policies


Glass Lewis believes that worldwide business policies are best left to management and the board, absent a showing of egregious or illegal conduct that might threaten shareholder value. We believe that board members can be held accountable for these issues when they face reelection.

Environmental Policies


Glass Lewis believes that management of the environmental risks associated with business operations are best left to management and the board, absent a showing of egregious or illegal conduct that might threaten shareholder value. We believe that board members can be held accountable on these issues when they face reelection. It is our opinion that management is in the best position to determine what policies are best in the context of its business, particularly given the significant amount of regulation and reporting already required by various government agencies on these topics. However, Glass Lewis would consider supporting such proposals if they address specific issues that pose a substantial long-term risk to the company.

Majority Vote for the Election of Directors


Repeatedly over the past several decades, shareholders have sought a mechanism by which they might have a genuine voice in the election of directors at companies where they hold an interest. Most of these efforts have centered on regulatory change, the latest iteration of which is the proxy access debate that has taken place at the SEC over the past three years, which appears to have stalled. The proposal here is, in our view, an effort to make the case for shareholder impact on director elections on a company-specific basis. While this proposal would not give shareholders the opportunity to nominate directors or lead to elections in which shareholders have a choice among candidates for the board, if implemented, the proposal would allow shareholders to have a voice in determining whether the nominees proposed by the board should actually serve as the overseer-representatives of shareholders in the boardroom. We believe this would be a very favorable outcome for shareholders.


During 2005, Glass Lewis tracked 56 precatory proposals to require a majority vote to elect directors. The average vote in favor was 38% and only 7 proposals received a majority of votes cast. The vote in favor ranged from 68% at Northrop Grumman to 16% at Amazon. The one binding proposal, at Paychex, received only 20% of votes cast in favor, substantially below the average.


-------------------------------------------------------------------------------
                                      329
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

Today, most companies elect directors by a plurality vote standard. Under that standard, if one shareholder holding only one share votes in favor of any nominee (including himself, if the director is a shareholder) that nominee "wins" the election and assumes a seat on the board of directors. The common concern among companies with a plurality voting standard was the possibility that one or more directors would not receive a majority of votes, resulting in "failed elections." This was of particular concern during the 1980s, an era of frequent takeovers and contests for control of companies.

If a majority vote standard were implemented, a director would have to receive the support of a majority of the shares voted in order to assume the role of a director. Thus, shareholders could collectively vote to reject a director they believe is not or will not pursue their best interests. We think this very minimal amount of protection for shareholders is reasonable and will not upset the corporate structure nor reduce the willingness of qualified shareholder-focused directors to serve in the future. We believe a majority vote standard is overwhelmingly likely to lead to more attentive directors and very occasional use of this power to keep from obtaining a seat on the board a nominee who has a clear track record of ignoring shareholder interests in favor of personal or other interests that conflict with those of investors.

There are various initiatives begun to study the issue of majority versus plurality voting. The ABA Committee on Corporate Laws of the Section of Business Law is studying the issue in anticipation of recommending changes to the Model Business Corporation Act (the "Model Act") relating to voting by shareholders for the election of directors. In June it issued for comment a Discussion Paper in which it analyzed the issue in detail and identified certain alternatives to plurality voting. According to the Discussion Paper, plurality was adopted as a standard to address the concern over "failed elections" where a nominee did not receive a majority vote. However, it was not until 1987 that, due to the increasing number of corporate takeovers, Delaware corporate law was changed to make plurality the default standard to address the potential for failed elections resulting from contests.

Comments on the Discussion Paper were received from investors, companies and other groups, including the Task Force on Shareholder Proposals of the ABA Committee on Federal Regulation of Securities, which discussed proxy solicitation and disclosure considerations under the federal securities laws that would be implicated by a change from the traditional plurality vote requirement. A committee of the Delaware Bar Association also has undertaken a review of the pertinent provisions of Delaware corporate law. A working group consisting of representatives of various union retirement funds and companies is also studying the issue. While none of the groups have yet made a final determination, the ABA committee published its preliminary report on January 17, 2006 with a recommendation that stops short of changing the near universal plurality standard to a majority standard in the Model Act. However, the committee does recommend allowing shareholders at companies to implement a form of majority voting by amending the company's bylaws. Further, the committee has proposed a statutory method to require resignations of directors who fail to receive a majority vote.

In response to the high level of support shareholder votes on majority voting are garnering, many companies have voluntarily taken steps to implement majority voting or modified approaches to majority voting. Theses steps range from requiring directors that receive a majority of withhold votes to submit a letter of resignation (Pfizer) to actually requiring a majority vote of outstanding shares to elect directors (ADP). However, a small number of companies like Lockheed Martin have had a longstanding requirement of a majority of outstanding shares, a higher standard than votes cast, to elect a director.



-------------------------------------------------------------------------------
                                      330
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

However, we feel the Pfizer (or modified) approach does not go far enough because simply requiring a director to submit a resignation would still not require a majority vote to elect a director and would still not allow shareholders' input into the nomination process. Further, under the modified approach the Corporate Governance Committee could reject resignation and, even if it accepts it, the Corporate Governance Committee decides on the director's replacement. Finally, since the modified approach is usually adopted as a policy by the board or a board committee, it could be altered by the same board or committee at any time.

Therefore, Glass Lewis will generally support proposals calling for the election of directors by a majority vote unless it would clearly disadvantage the company or put shareholders at risk.




-------------------------------------------------------------------------------
                                     331
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

                    NICHOLAS-APPLEGATE CAPITAL MANAGEMENT LLC
                              PROXY VOTING SUMMARY

                      HOW NICHOLAS-APPLEGATE VOTES PROXIES

The Funds' Investment Adviser votes proxies on behalf of the Funds pursuant to written Proxy Policy Guidelines and Procedures ("Proxy Guidelines") adopted by the Funds. A summary of the Proxy Guidelines is provided below. To obtain information on how your Fund's securities were voted, please contact your account representative at 1-800-551-8043. In addition, the following proxy voting guidelines apply to Nicholas Applegate separately managed accounts, as well as the ADAM Vision accounts.

                      NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                              PROXY VOTING SUMMARY
                                 REVISED 1/3/07
                                EFFECTIVE 1/31/07

Nicholas-Applegate Capital Management takes seriously the responsibility of voting proxies on behalf of our clients. Our policies and procedures are designed to meet all applicable fiduciary standards and to protect the rights and enhance the economic welfare of those to whom we owe a fiduciary duty.

A Proxy Committee, including executive, investment, sales, marketing, compliance and operations personnel, is responsible for establishing our policies and procedures. The Committee reviews these policies and procedures on a regular basis and makes such changes as it believes are necessary. Our guidelines and voting actions are to a large extent aligned with the voting recommendations of Glass Lewis, a third-party proxy voting service to which we subscribe.


We vote all proxies received according to our written guidelines, Glass Lewis recommendations and/or investment team input. Our guidelines address such general areas as elections of directors and auditors, corporate defenses, corporate governance, mergers and acquisitions, corporate restructuring, state of incorporation, proxy contest issues, executive compensation, employee considerations and social issue proposals.


The guidelines contained herein reflect our normal voting position on certain issues, and may not apply in every situation. The guidelines are intended to generally cover both U.S. and international proxy voting, although due to country differences and requirements, international proxy voting may differ depending on individual facts and circumstances. Even when our guidelines specify how we normally vote on particular issues, we may change the vote if it is reasonably determined to be in our client's best interest. In certain cases, we will vote a specific account outside of our policy upon client request.

To ensure that voting responsibilities are met, the Committee has established operational procedures to have client proxies reconciled against client holdings to ensure ballots are received and voted. The procedures are also intended to ensure that proxies are voted consistent with voting guidelines, that the proxy analysis is used for each issue, and all votes are recorded. Any variance from stated policy is carefully noted, including the reason for the variance. In some circumstances NACM is not notified of a ballot to vote, therefore resulting in a non-voted ballot.

The proxy voting and record keeping are provided through a third party vendor, Glass Lewis. Prior to October 31, 2006 we were using Institutional Shareholder Services (ISS) for this service. We maintain proxy voting records for all applicable accounts and make these records available to clients at their request.

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
Proxy Voting Guidelines
Revised 1/3/07

I   External Auditor
A.  Auditors

-------------------------------------------------------------------------------
                                      332
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

Vote for proposals to ratify auditors, unless there is a reason to believe the auditing firm has a financial interest in or association with the company and is, therefore, not independent; or there is reason to believe the auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position. Additionally, we may vote against ratification of auditors:

- When audit fees added to audit-related fees total less than the tax fees and/or less than other non-audit fees.
- If there have been any recent restatements or late filings by the company where the auditor bears some -responsibility for the restatement or late filing (e.g. a restatement due to a reporting error).
- When the auditor performs tax shelter work or work for a contingent type fee including a fee based on a percentage of economic benefit to the company.
- When audit fees are excessively low, especially when compared with other companies in the same industry.
-   When the company has aggressive accounting policies.
-   When the Auditor has liability caps.
-   When the Auditor performs tax services for the CEO or CFO of the company.


II  Board of Directors
A.  Director Nominees
Votes on director nominees are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal. Evaluations are based on the following criteria (and any others that may be deemed relevant by Glass Lewis or Nicholas-Applegate):


- Long term corporate performance record based on increases in shareholder wealth, earnings, financial strength
-   Executive Compensation
-   Director Compensation
-   Corporate Governance Provisions and Takeover Activity
-   Criminal Activity
-   Investment in the Company
-   Interlocking Directorships
-   Inside, Outside, and Independent Directors
-   Board Composition
-   Number of Other Board Seats
-   Any problems or issues that arose on Other Board assignments
-   Support of majority-supported shareholder proposals.


B.  Director Indemnification and Liability Protection

    1. Proposals concerning director and officer indemnification and liability protection are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.
    2. Vote against proposals to limit or eliminate entirely the liability for monetary damages of directors and officers for violating the duty of care.
    3. Vote against indemnification proposals that would expand coverage beyond just legal expenses to acts like negligence, that are more serious violations of fiduciary obligation than mere carelessness.
    4. Vote for only those proposals providing such expanded coverage on cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interest of the company, and (ii) if only the director's legal expenses would be covered.


C.  Director Duties and Stakeholder Laws
Vote against management or shareholder proposals to allow the board of directors to consider the interests of "stakeholders" or "non-shareholder constituents," unless these proposals make it clear that these interests are to be considered in the context of the prevailing commitment to shareholders.


-------------------------------------------------------------------------------
                                      333
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

D.  Director Nominations
Vote in accordance with Glass Lewis shareholder proposals asking that management allow large shareholders equal access to management's proxy to discuss and evaluate management's director nominees, and/or to nominate and discuss shareholder nominees to the board.

E.  Inside Versus Independent Directors
    1. Shareholder proposals asking that boards be comprised of a majority of independent directors are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.
    2. Vote for shareholder proposals asking that board audit, compensation and/or nominating committees be comprised exclusively of independent directors.

F.  Stock Ownership Requirements
Vote in accordance with Glass Lewis on shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

G.  Term of Office
Vote against proposals to limit the tenure of outside directors.

III Proxy Contests and Corporate Defenses
A.  Proxy Contests for Board Seats
    All votes in a contested election of directors are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

B.  Classified Boards
    1. Vote against proposals to classify the board.
    2. Vote for proposals to repeal a classified board, and to elect all directors annually.

C.  Cumulative Voting
    1. Vote for proposals to permit cumulative voting in the election of directors.
    2. Vote against proposals to eliminate cumulative voting in the election of directors.

D. Director Nominations Vote against management proposals to limit shareholders' ability to nominate directors.

E.  Shareholders' Right to Call Special Meetings

     1. Vote against management proposals to restrict or prohibit shareholders' ability to call special meetings.
     2. Vote for shareholder proposals that remove restrictions on the right of shareholders to act independently of management.

F.  Shareholder Action by Written Consent

    1. Vote against management proposals to restrict or prohibit shareholders' ability to take action by written consent.
    2. Vote for shareholder proposals to allow or make easier shareholder action by written consent.

G.  Size of the Board

    1.  Vote for proposals that seek to fix the size of the Board.
    2. Vote against management proposals that give management the ability to alter the size of the Board without shareholder approval.

H.  Shareholders' Ability to Remove Directors

     1. Vote against proposals that state directors may be removed only for cause.
     2. Vote for proposals to restore shareholder ability to remove directors with or without cause.

-------------------------------------------------------------------------------
                                     334
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

    3. Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.
    4. Vote for proposals that permit shareholders to elect directors to fill board vacancies.

IV  Tender Offers and Corporate Defenses
A.  Fair Price Provisions

    1. Vote in accordance with Glass Lewis analysis and recommendation on management proposals to adopt a fair price provision, as long as the shareholder vote requirement imbedded in the provision is no more than a majority of the disinterested shares.
    2. Vote in accordance with Glass Lewis analysis and recommendation on shareholder proposals to lower the shareholder vote requirements imbedded in existing fair price provisions.

B.  Greenmail

    1. Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.
    2. Vote in accordance with Glass Lewis analysis and recommendation on each individual proposal regarding anti-greenmail proposals when they are bundled with other charter or bylaw amendments.
    3. Vote on a case-by-case basis regarding restructuring plans that involve the payment of pale greenmail.

C.  Poison Pills

     1. Vote for shareholder proposals asking that a company submit its poison pill for shareholder ratification.
     2. Shareholder proposals to redeem a company's poison pill are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.
     3. Management proposals to ratify a poison pill are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

D.  Stakeholder Provisions

Vote against management proposals allowing the board to consider stakeholders' (outside constituencies') interests when faced with a tender offer.

E.  Super-majority Vote Requirement to Approve Mergers

    1. Vote for shareholder proposals to lower super-majority vote requirements for mergers and other business combinations.
    2. Vote against management proposals to require a super-majority shareholders' vote to approve mergers and other significant business combinations.

F. Super-majority Shareholder Vote Requirements to Amend Charter or Bylaws

    1. Vote for shareholder proposals to lower super-majority vote requirements to amend any bylaw or charter provision.
    2. Vote against management proposals to require a super-majority vote to amend any bylaw or charter provision.

G.  Unequal Voting Rights

Vote in accordance with Glass Lewis analysis and recommendation on proposals for dual class exchange offers and dual class recapitalizations.

H.  Existing Dual Class Companies

    1. Vote in accordance with Glass Lewis analysis and recommendation on shareholder proposals asking that a company report to shareholders on the financial impact of its dual class voting structure.

-------------------------------------------------------------------------------
                                    335
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

    2. Vote for shareholder proposals asking that a company submit its dual class voting structure for shareholder ratification.

I.  White Squire Placements

Vote for shareholder proposals to require approval of all blank check preferred stock issues.

V   Miscellaneous Corporate Governance Provisions
A.  Abstention Votes

Vote for shareholder proposals recommending that votes to "abstain" not be considered votes "cast" at an annual or special meeting, unless that consideration is required by state law.

B.  Annual Meetings

     1. Vote against management proposals asking for authority to vote at the meeting for "other matters".
     2. Vote against shareholder proposals to rotate the time or place of annual meetings.

C. Confidential Voting and Independent Tabulation and Inspections

Vote for proposals to adopt a policy that comprises both confidential voting and the use of independent vote tabulators of elections.

D.  Equal Access

Vote for shareholder proposals to allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and/or to nominate their own candidates to the board.

E.  Bundled Proposals

Bundled or "conditioned" proxy proposals are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal. (e.g., management proposals to provide shareholders a special dividend that are bundled with other charter or bylaw changes).

F.  Shareholder Advisory Committee

    1. Shareholder proposals to establish shareholder advisory committees are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.
    2. Decisions on whether or not to join a shareholder advisory committee are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

G.  Disclosure Proposals

Shareholder proposals requesting fuller disclosure of company policies, plans or business practices are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

H.  Conflict of Interest

When facing conflicts between our interests and the interests of our clients, Nicholas-Applegate will always act in the best interests of its clients. In proxy voting matters, conflicts of interest can arise in many ways. For example, a proxy issue could arise for one of our public clients that we also own in one or more client accounts. Or, a potential client battling a contentious shareholder proposal may ask for our vote in exchange for granting us an investment mandate. In these cases and other potential conflict scenarios, Nicholas-Applegate must exercise caution to ensure our clients' interests are not compromised.

We believe a reasonable process to screen for potential conflicts that could influence our proxy voting is as follows: identify any situation where we do not intend to vote in accordance with our normal policy on any issue; determine who is directing (portfolio manager, client, etc) us to vote contrary to our normal policy; review and analyze for potential conflict issues (e.g., may require PM to disclose any relationship with the issuer via a written questionnaire); Proxy Committee to review request to vote contrary to policy, and potential conflict if any, prior to


-------------------------------------------------------------------------------
                                      336
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------
voting, and will make final decision. Pursuant to the request of the Board of Trustees of the Nicholas-Applegate Institutional Funds, NACM will report to the Board any conflict of interest matter and how the Committee resolved it. The Proxy Committee will be responsible for implementing and following the above process, and has the flexibility to use its reasonable judgment in determining which steps are necessary under each set of circumstances.

VI  Capital Structure
A.  Common Stock Authorization

    1. Proposals to increase the number of shares of common stock the board is authorized to issue are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.
    2. Proposals to increase the number of shares of common stock authorized for issue are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.
    3. Vote in accordance with Glass Lewis analysis and recommendation on proposed common share authorizations that increase existing authorization by more than 100 percent unless a clear need for the excess shares is presented by the company.

B.  Stock Distributions:  Splits and Dividends

Vote in accordance with Glass Lewis analysis and recommendation on management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares following the split is not greater than 100 percent of existing authorized shares.

C.  Reverse Stock Splits

Vote for management proposals to implement a reverse stock split that also reduces the number of authorized common shares.

D.  Blank Check Preferred Stock

    1. Vote against management proposals authorizing the creation of new classes of preferred stock which have unspecified rights including voting, conversion or dividend distribution rights.
    2. Management proposals to increase the number of authorized blank check preferred shares are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.
    3. Vote for shareholder proposals asking that any placement of blank check preferred stock be first approved by shareholders, unless the placement is for ordinary business purposes.
    4.  Vote against proposals that create "blank check" preferred stock.

E.  Adjustments to Par Value of Common Stock

Vote for management proposals to reduce the par value of common stock.

F.  Preemptive Rights

Proposals to provide shareholders with preemptive rights are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

G.  Debt Restructuring

Proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

H.  Share Repurchase Programs

Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

VII Executive Compensation/Employee Consideration
A.  Incentive Plans


-------------------------------------------------------------------------------
                                     337
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

All proposals on incentive compensation plans (including option plans) for executives and directors are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal. The evaluation is based on the following criteria (and any other that may be deemed relevant by Glass Lewis or Nicholas-Applegate):

-   Necessity
-   Reasonableness Test
-   Participation
-   Dilution
-   Shares Available
-   Exercise and Payment Terms
-   Change-in-Control Provisions
-   Types of Awards
-   Company specific dilution cap calculated
-   Present Value of all incentives, derivative awards, cash/bonus compensation
- Shareholder wealth transfer (dollar amount of shareholders' equity paid it's executives)
-   Voting power dilution
-   Potential percent reduction in relative voting power
-   Criteria for awarding grants
-   The pace of grants
-   The value of grants per employee compared with the company's peers
-   Allowance for repricing of options
-   Past granting patterns
-   Process for determining pay levels


B. Shareholder Proposals to Limit Executive and Director Compensation


    1. Generally, vote in accordance with Glass Lewis analysis and recommendation on shareholder proposals that seek additional disclosure of executive and director compensation information.

    2. All other shareholder proposals that seek to limit executive and director compensation are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.


C. Golden Parachutes
     1. Vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.


     2. Proposals to ratify or cancel golden or tin parachutes are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

D. Employee Stock Ownership Plans (ESOP)


    1. Vote in accordance with Glass Lewis analysis and recommendation on proposals requesting shareholder approval to implement Employee Stock Ownership Plans, or increase authorized shares for existing Employee Stock Ownership Plans except when the number of shares allocated to the ESOP is excessive (i.e. greater than 5% of outstanding shares).


    2. Votes directly pertaining to the approval of an ESOP or a leveraged ESOP are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal. Our evaluation is based on the following criteria (and any other that may be deemed relevant):

        -  Reasonableness Test
        -  Participation
        -  Administration
        -  Shares Available
        -  Exercise and Payment Terms

-------------------------------------------------------------------------------
                                      338
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

        -  Change-in-Control Provisions
        -  Types of Awards
        -  Dilution


E.  401(k) Employee Benefit Plans

Vote in accordance with Glass Lewis analysis and recommendation on proposals to implement a 401(k) savings plan for employees.

F.  Discounted Options/Restricted Stock

Vote in accordance with Glass Lewis analysis and recommendation on discounted options and restricted stock without performance criteria (except restricted stock in U.S.-style stock option plans, which are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.)

G.  Pension Fund Credits

Vote for proposals that exclude pension fund credits from earnings when calculating executive compensation. In addition, vote against proposals that include pension fund credits in earnings when calculating executive compensation.

VIII    State of Incorporation
A. Re-Incorporation Proposals

Proposals to change a corporation's state of incorporation are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

B.  State Takeover Statutes

Proposals to opt in or opt out of state takeover statutes are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

C.  State Fair Price Provisions

Proposals to opt out of S.F.P's are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

D.  Stakeholder Laws

Vote for proposals to opt out of stakeholder laws (allowing directors to weigh the interest of constituencies other than shareholders in the process of corporate decision making).

E.  Disgorgement Provisions

Proposals to opt out of disgorgement provisions are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

IX  Mergers and Corporate Restructurings
A.  Mergers and Acquisitions

Votes on mergers and acquisitions are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal. The voting decision depends on a number of factors, including:

- Anticipated financial and operating benefits - Offer price (cost vs. premium)
- Prospects of the combined companies
- How the deal was negotiated
- Changes in corporate governance and their impact on shareholder rights
- Otherpertinent factors discussed below.


-------------------------------------------------------------------------------
                                     339
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

B.  Corporate Restructurings

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations and asset sales, are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

C.  Spin-Offs

Votes on spin-offs are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal, considering

- The tax and regulatory advantages - Planned use of the sale proceeds - Market focus - Managerial incentives.

D.  Asset Sales

Votes on asset sales are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal, considering

- The impact on the balance sheet/working capital
- The value received for the asset
- The potential elimination of diseconomies.

E.  Liquidations

Votes on liquidations normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal, after reviewing

- Management's efforts to pursue other alternatives
- The appraisal value of the assets
- The compensation plan for executives managing the liquidation.

F.  Rights of Appraisal

Vote for shareholder proposals to provide rights of appraisal to dissenting shareholders.

G.  Changing Corporate Name

Vote for changing the corporate name.

X   Social Issues Proposals
A.  Social Issues Proposals

Vote in accordance with Glass Lewis analysis and recommendation on each individual proposal, which is based on expected effect on shareholder value, and then voted accordingly.

XI  Proxies Not Voted
A.  Shares Out on Loan

Proxies are not available to be voted when shares are out on loan through client securities lending programs with their custodians.

B.  Share-Blocking

Proxies are not voted for countries with "share-blocking", generally, voting would restrict ability to sell shares. A list of countries with "share-blocking" is available upon request.

C.  Other


-------------------------------------------------------------------------------
                                      340
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

There may be circumstances, such as costs or other factors, where
Nicholas-Applegate would in its reasonable discretion refrain from voting proxy shares.


-------------------------------------------------------------------------------
                                     341
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

                             OPPENHEIMER CAPITAL LLC
                       Proxy Voting Policy and Procedures

                                 General Policy

Rule 206(4)-6 under the Investment Advisers Act of 1940 requires an investment adviser that exercises voting authority over client proxies to adopt and implement policies and procedures that are reasonably designed to ensure that the investment adviser votes client and fund securities in the best interests of clients and fund investors and addresses how conflicts of interest are handled. Oppenheimer Capital LLC (the "Company") typically votes proxies as part of its discretionary authority to manage accounts, unless the client has explicitly reserved the authority for itself. When voting proxies, the Company's primary objective is to make voting decisions solely in the best economic interests of its clients. The Company will act in a manner which is intended to enhance the economic value of the underlying portfolio securities held in its clients' accounts.

This policy sets forth the general standards for proxy voting whereby the Company has authority to vote its clients' proxies with respect to portfolio securities held in the accounts of its clients for whom it provides discretionary investment management services. Under the rule, an investment adviser can have implicit or explicit proxy voting authority, and an adviser must vote proxies even if the advisory contract is silent on this question where its authority is implied by the overall delegation of discretionary authority. In some situations, the client may prefer to retain proxy voting authority or direct proxy voting authority to a third party. The Company is only relieved of the duty to vote proxies in such cases when the client investment advisory agreement or another operative document clearly reserves or assigns proxy voting authority to the client or to a third party.

I.       Proxy Voting Guidelines

         A. Proxy Guidelines. The Company has adopted written Proxy Voting Guidelines (the "Proxy Guidelines") that are reasonably designed to ensure that the firm is voting in the best interest of its clients and fund investors (See Appendix No. 1). The Proxy Guidelines reflect the Company's general voting positions on specific corporate governance issues and corporate actions. The Proxy Guidelines address routine as well as significant matters commonly encountered. However, because the Proxy Guidelines cannot anticipate all situations and the surrounding facts of each proxy issue (including, without limitation, foreign laws and practices that may apply to a proxy), some proxy issues may require a case-by-case analysis (whether or not required by the Proxy Guidelines) prior to voting and may result in a vote being cast that will deviate from the Proxy Guidelines. In such cases, the proxy voting procedures established by the Proxy Committee for such situations (and described below) will be followed.

         B. Client Instructions to Vote in a Particular Manner. Upon receipt of a client's written request, the Company may also vote proxies for that client's account in a particular manner that may differ from the Proxy Guidelines. The Company shall not vote shares held in one client's account in a manner designed to benefit or accommodate any other client.

         C. Cost-Benefit Analysis Involving Voting Proxies. The Company may review additional criteria associated with voting proxies and evaluate the expected benefit to its clients when making an overall determination on how or whether to vote a proxy. Given the outcome of the cost-benefit analysis, the Company may refrain from voting a proxy on behalf of its clients' accounts.

In addition, the Company may refrain from voting a proxy on behalf of its clients' accounts due to de-minimis holdings, immaterial impact on the portfolio, items relating to foreign issues (such as those described below), timing issues related to the opening/closing of accounts and contractual arrangements with clients and/or their authorized delegate. For example, the Company may refrain from voting a proxy of a foreign issue due to logistical considerations that may have a detrimental effect on the Company's ability to vote the proxy. These issues may include, but are not limited to: (i) proxy statements and ballots being written in a foreign language, (ii) untimely notice of a shareholder meeting, (iii) requirements to vote proxies in person, (iv) restrictions on foreigner's ability to exercise votes, (v) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting,


-------------------------------------------------------------------------------
                                      342
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------
or (vi) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

         D. Share Blocking and Shares Out on Loan. The Company will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, proxies will typically not be voted when shares are out on loan through client securities lending programs with their custodians.

         E. Case-by-Case Proxy Determinations. With respect to a proxy ballot that requires a case-by-case voting determination where the Company has not instructed the Proxy Provider (as defined below) how to vote the proxy prior to the proxy voting deadline, the Company has directed the Proxy Provider to vote with management of the issuer.

II.      Outsourcing the Proxy Voting Process

         The Company has retained an independent third party service provider (the "Proxy Provider") to assist in the proxy voting process by implementing the votes in accordance with the Proxy Guidelines as well as assisting in the administrative process. The services provided offer a variety of proxy-related services to assist the Company's handling of proxy voting responsibilities.

III.     Proxy Committee

         The Company has also established a Proxy Committee that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in accordance with these Proxy Voting Policy and Procedures. The Proxy Committee meets at a minimum on a semi-annual basis and when necessary to address potential conflicts of interest. The Company may have conflicts of interest that could potentially affect how it votes its clients' proxies. For example, the Company may manage a pension plan whose management is sponsoring a proxy proposal relating to a security held in another client's account. In order to ensure that all material conflicts of interest are addressed appropriately while carrying out the Company's obligation to vote proxies, the Proxy Committee is responsible for developing a process to identify proxy voting issues that may raise conflicts of interest between the Company and its clients and to resolve such issues.


       The Proxy Committee will also perform the following duties:
        1. Approve and monitor the outsourcing of voting obligations to the Proxy Provider;
        2. Develop a process for resolution of voting issues that require a case-by-case analysis (either because the Proxy Guidelines require a case-by-case analysis or the Proxy Guidelines do not specify a vote for a particular proxy issue) or involve a potential conflict of interest (in consultation with the relevant portfolio manager and/or analyst when appropriate), monitor such process and ensure that the resolutions of such issues are properly documented;
        3. Monitor proxy voting (or the failure to vote) based on the Company's instructions or recommendations to (i) abstain from a vote, (ii) vote contrary to its Proxy Guidelines or (iii) take voting action based on the Company's interpretation of a Proxy Guideline, and ensure that the reasons for such actions are properly documented;
        4. Oversee the maintenance of records regarding proxy voting decisions in accordance with the standards set forth by this policy and applicable law; and
        5. Review, at least annually, all applicable processes and procedures, voting practices, the adequacy of records and the use of third party services and update or revise as necessary.


IV.      Proxy Voting - Conflicts of Interest

         The Proxy Committee has determined that if a particular proxy vote is specified by the Proxy Guidelines and the Company, in fact, votes in accordance with the Proxy Guidelines, a potential conflict of interest does not arise. In all other cases, proxy proposals will be reviewed for potential conflicts of interest and will be monitored to ensure the sufficiency of documentation supporting the reasons for such proxy vote. If a potential conflict of interest is identified, the Proxy Committee will review the voting decision to ensure that the voting decision has not been affected by the potential conflict.


-------------------------------------------------------------------------------
                                     343
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

V.       Investment Management Personnel Responsibilities

         The Company has assigned responsibility to its Chief Investment Officers for the review of the Proxy Guidelines on an annual basis to ensure that the guidelines are consistent with the Company's position on various corporate governance issues and corporate actions and to make any amendments as necessary. All amendments to the Proxy Guidelines will be communicated promptly to the Proxy Provider by the Company.


         In addition, the following types of "case-by-case" proxy proposals are required to be reviewed by the appropriate portfolio manager and/or analyst (subject to the conflicts of interests procedures established by the Proxy Committee):
          1. Proxy proposals which are specified as case-by-case according to the Proxy Guidelines;
          2. Proxy proposals which are not currently covered by the Proxy Guidelines and are referred back to the Company as case-by-case;
          3. Bundled proxy proposals which require a single vote and are referred back to the Company as case-by-case; and
          4. Proxy proposals where the Proxy Provider does not have sufficient information to evaluate the proposal and are referred back to the Company as case-by-case.


VI.      Disclosure of Proxy Voting Policies and Procedures

         The Company shall provide clients with a copy of the Proxy Voting Policy and Procedures upon request. In addition, a summary of this policy is disclosed in Part II of the Company's Form ADV which is provided to clients at or prior to entering into an investment advisory agreement with a client and is also offered to existing clients on an annual basis.

VII.     Providing Clients Access to Voting Records

         Generally, clients of the Company have the right, and shall be afforded the opportunity, to have access to records of voting actions taken with respect to securities held in their respective accounts. Proxy voting reports for clients who request such voting records are typically prepared by the Proxy Provider on a quarterly basis and sent to the client by the Company's applicable client service representative. Shareholders and unit-holders of commingled funds managed by the Company shall have access to voting records pursuant to the governing documents of the commingled fund.

         Proxy voting actions are confidential and may not be disclosed to third parties except as may be required by law, requested by regulators or authorized by the applicable client.

VIII.    Maintenance of Proxy Voting Records


         Rule 204-2 under the Investment Advisers Act of 1940 requires investment advisers that vote client proxies to maintain specified records with respect to those clients. The Company must maintain the following records relating to proxy voting:
        1. Copies of the Company's Proxy Voting Policies, Procedures and Guidelines;
        2. Copies or records of each proxy statement received with respect to clients' securities for whom the Company exercises voting authority;
        3. A record of each vote cast on behalf of a client;
        4. A copy of any document created by the Company that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and
        5. A copy of each written client request for information on how the Company voted proxies on behalf of the client, and a copy of any written response by the Company to any client request for information (either written or oral) on how the Company voted proxies on behalf of the requesting client.


Records are to be kept for a period of at least six years following the date that the vote was cast. The Company may maintain the records electronically. The Company may also satisfy the second and third requirement by relying on


-------------------------------------------------------------------------------
                                      344
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------
the Proxy Provider to maintain the required records on the Company's behalf. As such, the Proxy Provider must provide a copy of the records promptly upon request.


-------------------------------------------------------------------------------
                                    345
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

                                                                       12-18-06



                                 Appendix No. 1
                             Oppenheimer Capital LLC
                             Proxy Voting Guidelines


Table of Contents



Proposal
-----------------------------------------------------------------------------

No. Description Page #


-----------------------------------------------------------------------------
Management Proposals
-----------------------------------------------------------------------------



Operational Items - U.S.
Proposals................................................... ................14

101. Adjourn Meeting

102. Approve Technical Amendments

103. Approve Name Change

104. Approve Other Business



Operational Items - Non-U.S. Proposals...................................... 14

101N. Amend Articles-Technical

102N. Amend Articles to Reflect Regulatory Changes

103N. Approve Amendments to Articles of Association

104N. Change Company Name

105N. Amend Meeting Procedures/Change Date

106N. Amend Company Purpose

107N. Change Fiscal Year

108N. Consider Other Business

109N. Receive Statutory Reports

110N. Authorize Legal Formalities

111N. Approve Meeting Formalities

112N. Questions



Board of Directors - U.S. Proposals..........................................15


-------------------------------------------------------------------------------
                                     346
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

201. Elect Directors

202. Elect Contested Nominee

203. Elect Subsidiary Director(s)

204. Election of Trustee - Fund/Trust/Debtholders

205. Approve Board Size

206. Board Authority to Set Board Size

207. Approve Classified Board

208. Amend Classified Board

209. Repeal Classified Board

210. Adopt Cumulative Voting

211. Eliminate Cumulative Voting

212. Adopt Director Liability Provision

213. Amend Director Liability Provision

214. Adopt Indemnification Provision

215. Amend Indemnification Provision

216. Shareholder Approval to Fill Vacancies

217. Removal of Directors

Proxy Voting Guidelines - Table of Contents (Continued)



Proposal
------------------------------------------------------------------------------

No. Description Page #


------------------------------------------------------------------------------
Management Proposals
------------------------------------------------------------------------------



Board of Directors - Non-U.S. Proposals..................................... 17

201N. Election of Directors by Slate

202N. Appoint Board Advisors/Deputy Directors/Alternate Directors

203N. Ratify Executive Board Appointments

204N. Elect Directors-Canada

205N. Elect Directors-UK and Ireland

206N. Elect Directors-Japan

207N. Elect Directors-Other Markets

208N. Election of Trustee - Fund/Trust/Debtholders

209N. Elect Shareholder Representatives


-------------------------------------------------------------------------------
                                      347
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

210N. Set Board/Supervisory Board Size Limits

211N. Amend Board/Supervisory Board Size

212N. Amend Board Structure

213N. Indemnify Directors/Officers

214N. Amend Terms of Indemnification

215N. Elect Board Committee

216N. Amend Board Election Rules

217N. Establish Board Committees

218N. Appoint Board Commission

219N. Appoint Officer(s) from Board

220N. Approve Minimum Stock Ownership by Directors

221N. End Minimum Stock Ownership by Directors

222N. Reduce Board Term to One Year

223N. Preserve/Restore Supermajority to Oust Directors

224N. Amend Board Powers/Procedures/Qualifications

225N. Ratify Board Acts-Symbolic

226N. Ratify Board Acts-Legal



Auditor/Financial Statement Related - U.S. Proposals......................... 20

301.       Ratify Selection of Auditors

302.       Approve Financial Statements



Auditor/Financial Statement Related - Non-U.S. Proposals..................... 20

301N. Appoint Auditors and Set Their Fees

302N. Set Auditors' Fees

303N. Appoint Outside Auditors

304N. Appoint Secondary Outside Auditor

305N. Appoint Substitute/Back-up Auditor

306N. Elect Supervisory Board/Corporate Assembly

307N. Elect Statutory Auditors

308N. Elect Alternate Statutory Auditors

309N. Appoint Appraiser/Special Auditor/Liquidator

310N. Set Number of Auditors

311N. Set Number of Statutory Auditors

312N. Approve Maximum Statutory Auditors' Fee


-------------------------------------------------------------------------------
                                      348
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

313N.      Approve Bonuses for Retiring Statutory Auditors

Proposal
-----------------------------------------------------------------------------

No. Description Page #


-----------------------------------------------------------------------------
Management Proposals
-----------------------------------------------------------------------------



Auditor/Financial Statement Related - Non-U.S. Proposals (Continued)......... 21

314N. Ending Statutory Auditor Retirement Bonuses

315N. Amend Statutory Auditor Term

316N. Ratify Acts of Auditors

317N. Ratify Statutory Auditor Acts-Symbolic

318N. Ratify Statutory Auditor Acts-Legal

319N. Approve Financial Statements

320N. Approve Book Entry System

321N. Extend Consolidated Taxation Status

322N. Approve Related Party Transactions



Executive and Director Compensation - U.S. Proposals.........................22

401. Adopt Stock Incentive Plan

402. Amend Stock Incentive Plan

403. Add Shares to Stock Incentive Plan

404. Extend Term of Stock Incentive Plan

405. Limit Per-Employee Awards

406. Adopt Director Stock Incentive Plan

407. Amend Director Stock Incentive Plan

408. Add Shares to Director Stock Incentive Plan

409. Adopt Employee Stock Purchase Plan

410. Amend Employee Stock Purchase Plan

411. Add Shares to Employee Stock Purchase Plan

412. Adopt Stock Award Plan

413. Amend Stock Award Plan

414. Add Shares to Stock Award Plan


-------------------------------------------------------------------------------
                                      349
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

415. Approve Option/Stock Awards

416. Adopt Director Stock Award Plan

417. Amend Director Stock Award Plan

418. Add Shares to Director Stock Award Plans

419. Exchange Underwater Options

420. Approve Annual Bonus Plan

421. Amend Annual Bonus Plan

422. Approve Long-Term Bonus Plan

423. Amend Long-Term Bonus Plan

424. Re-approve Option/Bonus Plan for OBRA

425. Approve Savings Plan

426. Adopt Deferred Compensation Plan

427. Amend Deferred Compensation Plan

428. Approve Employment Agreements



Executive and Director Compensation - Non-U.S. Proposals..................... 26

401N. Approve Stock Option Plan

402N. Amend Stock Option Plan

403N. Approve Stock Option Plan for Subsidiary

404N. Approve Director Participation in Stock Plan

Proxy Voting Guidelines - Table of Contents (Continued)



Proposal
-------------------------------------------------------------------------------

No. Description Page #


-------------------------------------------------------------------------------
Management Proposals
-------------------------------------------------------------------------------



Executive and Director Compensation - Non-U.S. Proposals (Continued).........27

405N. Approve Outside Directors Stock Option Plan

406N. Amend Outside Directors Stock Option Plan

407N. Approve Stock Purchase Plan/SAYE/AESOP

408N. Amend Stock Purchase Plan/SAYE/AESOP

409N. Approve Option/Purchase Plan-Overseas Employees

410N. Approve Stock Option Grant


-------------------------------------------------------------------------------
                                      350
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

411N. Approve Stock Award

412N. Approve Multiple Stock Option Grants

413N. Approve Restricted Stock Grants (Japan Only)

414N. Approve Executive Profit Sharing/Bonus Plan

415N. Amend Executive Profit Sharing/Bonus Plan

416N. Approve Bonus

417N. Approve Bonuses for Retiring Directors

418N. Ending Director Retirement Bonuses

419N. Eliminate Board Retirement Bonus System

420N. Ratify Director Retirement

421N. Approve Remuneration Policy

422N. Approve Loans to Directors/Employees

423N. Establish Employee Share Trust

424N. Issue Bonds with Warrants to Employees

425N. Issue Warrants in Excess of Individual Limits

426N. Approve Directors' Fees

427N. Approve Supervisory Board/Corporate Assembly Fees

428N. Approve Board Commission Fees

429N. Approve Committee Fees

430N. Approve Committee Budget

431N. Approve Shareholder Representative Fees

432N. Approve Director Contract



Capital Structure - U.S. Proposals.........................................  30

501. Increase Authorized Common Stock

502. Decrease Authorized Common Stock

503. Amend Authorized Common Stock

504. Approve Common Stock Issuance

505. Approve Warrants Exercisable for Common Stock

506. Authorize Dual Class Common Stock

507. Increase Authorized Dual Class Common Stock

508. Eliminate Dual Class Common Stock

509. Amend Dual Class Common Stock

510. Eliminate Preemptive Rights

511. Restore Preemptive Rights


-------------------------------------------------------------------------------
                                      351
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

512. Authorize Preferred Stock

513. Increase Authorized Preferred Stock

514. Decrease Authorized Preferred Stock

515. Amend Authorized Preferred Stock

Proxy Voting Guidelines - Table of Contents (Continued)



Proposal
----------------------------------------------------------------------------

No. Description Page #


----------------------------------------------------------------------------
Management Proposals
----------------------------------------------------------------------------



Capital Structure - U.S. Proposals (Continued).............................. 31

516. Cancel Series of Preferred Stock

517. Approve Issuance/Conversion of Preferred Stock

518. Approve Recapitalization

519. Approve Stock Split

520. Approve Reverse Stock Split

521. Approve Share Repurchase



Capital Structure - Non-U.S. Proposals....................................... 31

501N. Cancel Series of Preferred Stock

502N. Approve Issuance/Conversion of Preferred Stock

503N. Approve Recapitalization

504N. Approve Stock Split

505N. Approve Reverse Stock Split

506N. Approve Share Repurchase

507N. Authorize New Stock Class

508N. Reauthorize Share Issue Limit

509N. Authorize Issuance of Differential Voting Stock

510N. Amend Share Class Rights

511N. Issue Stock with Preemptive Rights

512N. Issue Stock without Preemptive Rights

513N. Issue Stock with Warrants

514N. Issue Bonds with Warrants


-------------------------------------------------------------------------------
                                      352
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

515N. Issue Warrants with Preemptive Rights

516N. Issue Warrants without Preemptive Rights

517N. Authorize Creation of Preferred Stock

518N. Approve Issue of Preferred Stock

519N. Increase Authorized Preferred Stock

520N. Amend Authorized Preferred Stock

521N. Issue Debt Instruments

522N. Issue Convertible Debt Instruments

523N. Amend Terms of Debt Instruments

524N. Approve Borrowing

525N. Approve Borrowing Powers

526N. Convert One Form of Stock to Another

527N. Approve Stock Split

528N. Approve Reverse Stock Split

529N. Reduce Authorized Capital when Shares Repurchased

530N. Authorize Share Repurchase

531N. Waive Approval of Share Repurchase

532N. Re-issuance of Shares/Treasury Stock

533N. Set Price of Reissued Treasury Stock

534N. Amend Articles to Reflect Capital Increase/Decrease

535N. Amend Articles Regarding Issuance of Capital

536N. Amend Articles to Authorize Share Repurchase

537N. Amend Articles Regarding Treasury Shares

Proxy Voting Guidelines - Table of Contents (Continued)



Proposal
----------------------------------------------------------------------------

No. Description Page #


----------------------------------------------------------------------------
Management Proposals
----------------------------------------------------------------------------



Capital Structure - Non-U.S. Proposals (Continued)...........................35

538N. Approve Use/Transfer of Reserves

539N. Transfer Shareholder Equity Funds

540N. Authorize Trade in Company Stock


-------------------------------------------------------------------------------
                                     353
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

541N. Amend Tradable Lot Size

542N. Restate/Adjust Capital for Inflation

543N. Amend Reporting Currency

544N. Reduce Share Premium Account

545N. Allow Company to Give Guarantees

546N. Add/Remove Exchange Listing(s)

547N. Appoint Risk-Rating Agency

548N. Authorize Nominal Capital Repayment

549N. Set Dividend/Allocate Profits

550N. Allocate Dividend

551N. Waive Shareholder Approval for Profit Allocation

552N. Approve Scrip Dividend/Dividend Reinvestment Plan

553N. Approve Special Dividend/Bonus Share Issue

554N. Amend Dividend Distribution Rules

555N. Approve Interim Dividend



Mergers and Corporate Restructurings - U.S. Proposals........................37

601. Approve Merger/Acquisition

602. Approve Restructuring

603. Approve Bankruptcy Restructuring

604. Approve Liquidation

605. Ratify Liquidator's Fees

606. Approve Leveraged Buyout

607. Approve Spin-Off

608. Approve Sale of Assets



Mergers and Corporate Restructurings - Non-U.S. Proposals....................38

601N. Approve Merger/Acquisition

602N. Approve Joint Venture/Strategic Alliance

603N. Approve Restructuring/Recapitalization

604N. Dissolve Company/Approve Liquidation

605N. Approve Divestiture/Spin-Off

606N. Approve Intra-Company Contracts

607N. Extend Investment Trust

608N. Dissolve Investment Trust


-------------------------------------------------------------------------------
                                      354
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

609N.      Create Parent Holding Company



Anti-Takeover Defenses/Voting Related Issues - U.S. Proposals............... 38

701. Adopt Advance Notice Requirement

702. Approve Non-Technical Charter Amendments

703. Approve Non-Technical Bylaw Amendments

704. Adopt Poison Pill

Proxy Voting Guidelines - Table of Contents (Continued)



Proposal
------------------------------------------------------------------------------

No. Description Page #


------------------------------------------------------------------------------
Management Proposals
------------------------------------------------------------------------------



Anti-Takeover Defenses/Voting Related Issues - U.S. Proposals (Continued)... 39

705. Redeem Poison Pill

706. Eliminate Written Consent

707. Limit Written Consent

708. Restore Written Consent

709. Eliminate Special Meeting

710. Limit Special Meeting

711. Restore Special Meeting

712. Adopt Supermajority Requirement for Business Transactions

713. Amend Supermajority Requirement for Business Transactions

714. Eliminate Supermajority Requirement for Business Transactions

715. Adopt Supermajority Lock-in

716. Amend Supermajority Lock-in

717. Eliminate Supermajority Lock-in

718. Consider Non-Financial Effects of Merger



Anti-Takeover Defenses/Voting Related Issues - Non-U.S. Proposals............40

701N. Adopt Poison-Pill-Style Defense

702N. Amend Poison-Pill-Style Defense

703N. Limit Voting Rights


-------------------------------------------------------------------------------
                                      355
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

704N. Amend Voting Rights Limit

705N. End Voting Rights Limit

706N. Require Voting Supermajority

707N. Amend Supermajority Requirement

708N. End Voting Supermajority

709N. Approve Share Transfer/Registration

710N. End Share Transfer/Registration

711N. Registration of Shares

712N. End Foreign Investor Restrictions

713N. Amend Foreign Investor Restrictions

714N. Amend Shareholder Disclosure Rules

715N. Waive Mandatory Takeover Requirement

716N. Require Approval for Partial Takeover Bids

717N. Authorize Voting Record Date Changes (Japan Only)



State of Incorporation - U.S. Proposals...................................... 42

801. Adopt Fair Price Provision

802. Amend Fair Price Provision

803. Repeal Fair Price Provision

804. Adopt Anti-Greenmail Provision

805. Approve Reincorporation

806. Opt Out of State Takeover Law

807. Opt Into State Takeover Law





Proxy Voting Guidelines - Table of Contents (Continued)



Proposal
------------------------------------------------------------------------------

No. Description Page #


------------------------------------------------------------------------------
Management Proposals
------------------------------------------------------------------------------



State of Incorporation - Non-U.S. Proposals..................................43

801N.      Approve Reincorporation


-------------------------------------------------------------------------------
                                      356
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

802N.      Relocate Corporate Headquarters



Corporate Responsibility - Non-U.S. Proposals................................43

901N.      Authorize Charitable Donations

902N.      Approve Political Donation



Other - U.S. Proposals.......................................................43

1001.      Miscellaneous Proposals



Other - Non-U.S. Proposals...................................................43

1001N. Approve Electronic Share Trading

1002N. Approve Property Purchase

1003N. Approve Property Sale

1004N. Ratify Management Acts-Symbolic

1005N. Ratify Management Acts-Legal

1006N. Adopt Corporate Governance Standards

1007N. Miscellaneous Proposals



Shares Out on Loan - U.S. Proposals..........................................44

1100.      Shares Out on Loan



Share Blocking and Share Out on Loan - Non-U.S. Proposals....................44

1100N.     Share Blocking and Shares Out on Loan








-------------------------------------------------------------------------------
                                     357
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

Proposal
------------------------------------------------------------------------------

No. Description Page #


------------------------------------------------------------------------------
Shareholder Proposals
------------------------------------------------------------------------------



Operational Items - U.S. Proposals...........................................45

SP-101. Change Annual Meeting Location

SP-102. Change Annual Meeting Date

SP-103. Improve Meeting Reports



Board of Directors - U.S. Proposals..........................................45

SP-201. Majority Vote to Elect Directors

SP-202. Director Tenure/Retirement Age

SP-203. Repeal Classified Board

SP-204. Double Board Nominees

SP-205. Adopt Cumulative Voting

SP-206. Director Liability

SP-207. Independent Board Chairman

SP-208. Lead Director

SP-209. Allow Union/Employee Representatives on Board

SP-210. Increase Board Independence

SP-211. Create Nominating Committee

SP-212. Increase Nominating Committee Independence

SP-213. Create Shareholder Committee

SP-214. Create Compensation Committee

SP-215. Hire Independent Compensation Consultant

SP-216. Increase Compensation Committee Independence

SP-217. Increase Key Committee Independence

SP-218. Minimum Stock Ownership by Directors

SP-219. Directors' Role in Corporate Strategy

SP-220. Require Nominee Statement in Proxy



-------------------------------------------------------------------------------
                                      358
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

Board of Directors - Non-U.S. Proposals......................................47

SP-201N. Elect Dissident Directors

SP-202N. Elect Dissident Supervisory Board

SP-203N. Set Age Limit on Directors

SP-204N. Oust Director(s)

SP-205N. Establish Key Board Committees

SP-206N. Amend Board Procedures

SP-207N. Limit Number of Boards



Auditor/Financial Statement Related - U.S. Proposals........................ 48

SP-301. Shareholder Approval of Auditors

SP-302. Limit Non-Audit Fees

SP-303. Increase Audit Committee Independence

SP-304. Auditor Attendance

SP-305. Rotate Auditors



Executive and Director Compensation - U.S. Proposals......................... 48

SP-401.    Restrict/Reform Executive Compensation

SP-402.    Approve Executive Compensation

Proxy Voting Guidelines - Table of Contents (Continued)



Proposal
-----------------------------------------------------------------------------

No. Description Page #


-----------------------------------------------------------------------------
Shareholder Proposals
-----------------------------------------------------------------------------



Executive and Director Compensation - U.S. Proposals (Continued)..............48

SP-403. Disclose Executive Compensation

SP-404. Cap Executive Pay

SP-405. Require Equity Awards to be Held

SP-406. Restrict Director Compensation

SP-407. Pay Directors in Stock

SP-408. Restrict Director Pensions

SP-409. No Re-pricing of Underwater Options


-------------------------------------------------------------------------------
                                      359
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

SP-410. Award Performance-Based Options

SP-411. Golden Parachutes

SP-412. Add Performance Criteria to Equity-Based Awards

SP-413. Expense Stock Options

SP-414. Pension Fund Surplus

SP-415. Approve and/or Disclose SERPs



Executive and Director Compensation - Non-U.S. Proposals.....................50

SP-401N.   Oppose/Change Executive Pay



Capital Structure - U.S. Proposals.......................................... 50

SP-501.    Restore Preemptive Rights



Capital Structure - Non-U.S. Proposals.......................................50

SP-501N. Restrict Capital Increases

SP-502N. Restore Preemptive Rights

SP-503N. Remove Multiple-Voting Rights

SP-504N. Increase Dividend

SP-505N. Redistribute Profits



Mergers and Corporate Restructurings - U.S. Proposals........................50

SP-601. Study Sale or Spin-Off



Mergers and Corporate Restructurings - Non-U.S. Proposals....................50

SP-601N. Oppose Merger/Acquisition

SP-602N. Restructure Investments

SP-603N. Liquidate Company



Anti-Takeover Defenses/Voting Related Issues - U.S. Proposals................51

SP-701. Redeem or Vote on Poison Pill

SP-702. Right to Act by Written Consent

SP-703. Restore Right to Call Special Meeting

SP-704. Eliminate Supermajority Provision

SP-705. Reduce Supermajority Provision

SP-706. Prohibit Targeted Share Placement


-------------------------------------------------------------------------------
                                      360
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

SP-707.    Counting Shareholder Vote

Proposal
-----------------------------------------------------------------------------

No. Description Page #


-----------------------------------------------------------------------------
Shareholder Proposals
-----------------------------------------------------------------------------



Anti-Takeover Defenses/Voting Related Issues - U.S. Proposals (Continued)....51

SP-708. No Discretionary Voting

SP-709. Adopt Confidential Voting

SP-710. Equal Access to the Proxy



Anti-Takeover Defenses/Voting Related Issues - Non-U.S. Proposals........... 52

SP-701N. End Bars on Foreign Investors

SP-702N. End Voting Rights Limitation

SP-703N. Facilitate Shareholder Proposals

SP-704N. Approve Confidential Voting



State of Incorporation - U.S. Proposals......................................52

SP-801. Repeal Fair Price Provision

SP-802. Adopt Anti-Greenmail Provision

SP-803. Reincorporation

SP-804. Opt Out of State Takeover Statute



Corporate Responsibility - U.S. Proposals....................................53

SP-901. Review or Promote Animal Welfare

SP-902. Review Drug Pricing or Distribution

SP-903. Review Response to or Impact of Pandemics

SP-904. Review Tobacco Marketing

SP-905. Sever Links with Tobacco Industry

SP-906. Review or Reduce Tobacco Harm to Health

SP-907. Review Nuclear Facility/Waste

SP-908. Review Energy Efficiency & Renewables


-------------------------------------------------------------------------------
                                     361
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

SP-909. Endorse Ceres Principles

SP-910. Control Generation of Pollutants

SP-911. Report on Environmental Impact or Plans

SP-912. Review Social Impact of Financial Ventures

SP-913. Report or Take Action on Climate Change

SP-914. Review/Reduce Product Toxicity

SP-915. Review/Reduce Toxicity of Product Formulation

SP-916. Review or Curb Bioengineering

SP-917. Preserve/Report on Natural Habitat

SP-918. Report on Sustainability

SP-919. Review Charitable Giving Policy

SP-920. Limit or End Charitable Giving

SP-921. Review Political Spending or Lobbying

SP-922. Limit or End Political Spending

SP-923. Disclose Prior Government Service

SP-924. Affirm Political Nonpartisanship

SP-925. Link Executive Pay to Social Criteria

SP-926. Develop/Report on Human Rights Policy

SP-927. Review/Develop Ethics Policy

SP-928. Review Operations' Impact on Local Groups

Proxy Voting Guidelines - Table of Contents (Continued)



Proposal
-----------------------------------------------------------------------------

No. Description Page #


-----------------------------------------------------------------------------
Shareholder Proposals
-----------------------------------------------------------------------------



Corporate Responsibility - U.S. Proposals (Continued)....................... 56

SP-929. Burma-Limit or End Operations

SP-930. Burma-Review Operations

SP-931. China-No Use of Forced Labor

SP-932. China-Adopt Code of Conduct

SP-933. Review Mexican Work Force Conditions

SP-934. Adopt Standards for Mexican Operation


-------------------------------------------------------------------------------
                                      362
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

SP-935. Review or Implement MacBride Principles

SP-936. Urge MacBride on Contractor/Franchisee

SP-937. Review Global Labor Practices

SP-938. Review Developing Country Debt

SP-939. Review Military Contracting Criteria

SP-940. Review Economic Conversion

SP-941. Review Space Weapons

SP-942. Review Foreign Military Sales

SP-943. Limit or End Nuclear Weapons Production

SP-944. Review Nuclear Weapons Production

SP-945. Review Fair Lending Policy

SP-946. Review Job Cuts or Relocations

SP-947. Report on EEO

SP-948. Board Inclusiveness

SP-949. Drop Sexual Orientation from EEO Policy

SP-950. Adopt Sexual Orientation Anti-Bias Policy

SP-951. Monitor/Adopt ILO Provisions

SP-952. Miscellaneous Corporate Responsibility Proposals



Corporate Responsibility - Non-U.S. Proposals................................ 58

SP-901N. Review Nuclear Facility/Waste

SP-902N. Review Energy Efficiency & Renewables

SP-903N. Control Generation of Pollutants

SP-904N. Report on Environmental Impact or Plans

SP-905N. Report or Take Action on Climate Change

SP-906N. Preserve/Report on Natural Habitat

SP-907N. Review Charitable Giving Policy

SP-908N. Review Political Spending or Lobbying

SP-909N. Limit or End Political Spending

SP-910N. Develop/Report on Human Rights Policy

SP-911N. Commit to Increase Representation of Women

SP-912N. Monitor/Adopt ILO Provisions

SP-913N. Miscellaneous Corporate Responsibility Proposals



Other - U.S. Proposals.......................................................59


-------------------------------------------------------------------------------
                                      363
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

SP-1001.   Miscellaneous Proposals





Proxy Voting Guidelines - Table of Contents (Continued)



Proposal
------------------------------------------------------------------------------

No. Description Page #


------------------------------------------------------------------------------
Shareholder Proposals
------------------------------------------------------------------------------



Other - Non-U.S. Proposals.................................................. 59

SP-1001N.  Improve Disclosure

SP-1002N.  Miscellaneous Proposals



Shares Out on Loan - U.S. Proposals......................................... 60

SP-1100.   Shares Out on Loan



Share Blocking and Shares Out on Loan - U.S. Proposals.......................60

SP-1100N. Share Blocking and Shares out on Loan


-------------------------------------------------------------------------------
                                      364
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

GUIDELINES FOR VOTING ON MANAGEMENT PROPOSALS


The Company will generally vote on management proposals in accordance with the following guidelines, however, because the Proxy Guidelines cannot anticipate all situations and the surrounding facts of each proxy issue (including, without limitation, foreign laws and practices that may apply to a proxy), some proxy issues may require a case-by-case analysis (whether or not required by the Proxy Guidelines) prior to voting and may result in a vote being cast that will deviate from the Proxy Guidelines. In such cases, the proxy voting procedures established by the Proxy Committee for such situations will be followed.



OPERATIONAL ITEMS - U.S. PROPOSALS
-------------------------------------------------------------------------------



101. Adjourn Meeting: The Company will vote for management proposals to adjourn meetings.



102. Approve Technical Amendments: The Company will vote for management proposals to approve technical amendments. For this proposal, amendments may include restatements to omit spelling or grammatical errors, to change the company's business purpose, or other similar technical changes. They do not include amendments that could affect shareholder rights or claims on the company or that could be deemed to be anti-takeover measures.



103. Approve Name Change: The Company will vote for management proposals regarding corporate name changes.



104. Approve Other Business: The Company will vote against management proposals to seek to approve other business.





OPERATIONAL ITEMS - NON-U.S. PROPOSALS
-----------------------------------------------------------------------------



101N. Amend Articles-Technical: The Company will vote for management proposals to amend technical changes to the company's legal documents.



102N. Amend Articles to Reflect Regulatory Changes: The Company will vote for management proposals to amend its articles to reflect regulatory changes.



103N. Approve Amendments to Articles of Association: The Company will evaluate management proposals to approve amendments to the articles of association on a case-by-case basis.



104N. Change Company Name: The Company will vote for management proposals to change the company's name.


-------------------------------------------------------------------------------
                                      365
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

OPERATIONAL ITEMS - NON-U.S. PROPOSALS (CONTINUED)
----------------------------------------------------------------------------



105N. Amend Meeting Procedures/Change Date: The Company will vote for management proposals to amend meeting procedures or change meeting dates.



106N. Amend Company Purpose: The Company will vote for management proposals to amend the description of what the company does.



107N. Change Fiscal Year: The Company will vote for management proposals to change the company's fiscal year.



108N. Consider Other Business: The Company will vote against management proposals to consider other business.



109N. Receive Statutory Reports: The Company will vote for management proposals to receive statutory reports.



110N. Authorize Legal Formalities: The Company will vote for management proposals to authorize legal formalities to ensure that the meeting is properly summoned, conducted and concluded, and its decisions carried out.



111N. Approve Meeting Formalities: The Company will vote for management proposals to approve meeting formalities.



112N. Questions: The Company will evaluate management proposals that allow for the use of Agenda items (may be labeled voting or nonvoting) indicating questions will be taken from the floor on a case-by-case basis.





BOARD OF DIRECTORS - U.S. PROPOSALS
-----------------------------------------------------------------------------



201. Elect Directors: The Company will vote for management proposals in connection with the routine election of directors unless certain independence issues exist. The Company will withhold votes from a nominee as follows:



1. Withhold votes from any non-independent nominee (excluding the CEO) if employees or affiliated directors comprise more than 50% of the board;
2. Withhold votes from any non-independent nominee on the audit committee if 1% or more of directors serving on that committee are not independent;

-------------------------------------------------------------------------------
                                     366
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

3. Withhold votes from any non-independent nominee on the compensation committee if 1% or more of directors serving on that committee are not independent;
4. Withhold votes from any non-independent nominee on the nominating committee if 1% or more of directors serving on that committee are not independent; and
BOARD OF DIRECTORS - U.S. PROPOSALS (CONTINUED)
--------------------------------------------------------------------------------



5. Withhold votes from any nominee who attended less than 75% of the board and committee meetings that they were scheduled to attend during the previous fiscal year.


202. Elect Contested Nominee: The Company will evaluate management proposals to elect contested nominees on a case-by-case basis.



203. Elect Subsidiary Director(s): The Company will vote for management proposals to elect directors to a subsidiary corporation.



204. Election of Trustee - Fund/Trust/Debtholders: The Company will vote for management proposals relating to the election of trustees.



205. Approve Board Size: The Company will vote for management proposals that seek to approve board size unless:



1. The proposed maximum board size is greater than 12 directors; or 2. The board will consist of less than 3 directors.


206. Board Authority to Set Board Size: The Company will vote against management proposals which would give the board authority to set the size of the board without shareholder approval.



207. Approve Classified Board: The Company will vote against management proposals to approve classified boards. Under a classified board structure, directors are divided into separate classes (usually three) with the directors in each class elected to overlapping multiyear terms.



208. Amend Classified Board: The Company will evaluate management proposals to amend classified boards on a case-by-case basis.



209. Repeal Classified Board: The Company will vote for management proposals to repeal classified boards.



210. Adopt Cumulative Voting: The Company will vote against management proposals to adopt cumulative voting. Cumulative voting permits shareholders to apportion the total number of votes they are entitled to cast for one director among the candidates. The total number of votes is equal to the total number of directors to be elected at the meeting multiplied by the number of shares eligible to be voted.




-------------------------------------------------------------------------------
                                     367
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

211. Eliminate Cumulative Voting: The Company will vote for management proposals to eliminate cumulative voting.



BOARD OF DIRECTORS - U.S. PROPOSALS (CONTINUED)



212. Adopt Director Liability Provision: The Company will vote for management proposals to adopt director liability provisions.



213. Amend Director Liability Provision: The Company will vote for management proposals to amend director liability provisions.



214. Adopt Indemnification Provision: The Company will vote for management proposals to adopt indemnification provisions.



215. Amend Indemnification Provision: The Company will vote for management proposals to amend indemnification provisions.



216. Shareholder Approval to Fill Vacancies: The Company will vote against management proposals which allow the board to fill vacancies without shareholder approval.



217. Removal of Directors: The Company will evaluate management proposals to remove members from the board on a case-by-case basis.





BOARD OF DIRECTORS - NON-U.S. PROPOSALS
--------------------------------------------------------------------------



201N. Election of Directors by Slate: The Company will vote for management proposals to elect directors by slate.



202N. Appoint Board Advisors/Deputy Directors/Alternate Directors: The Company will vote for management proposals to select nominees to serve as advisers, deputy directors or alternate directors to the board.



203N. Ratify Executive Board Appointments: The Company will vote for management proposals to ratify executive board appointments.



204N. Elect Directors-Canada: The Company will vote for management proposals in connection with the routine election of directors unless certain independence issues exist. The Company will withhold votes from a nominee as follows:


-------------------------------------------------------------------------------
                                     368
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

1. Withhold votes from all nominees if employees or affiliated directors comprise more than 50% of the board;

2. Withhold votes from any non-independent nominee on the audit committee if 1% or more of directors serving on that committee are not independent;

3. Withhold votes from any non-independent nominee on the compensation committee if 1% or more of directors serving on that committee are not independent; and

BOARD OF DIRECTORS - NON-U.S. PROPOSALS (CONTINUED)
-----------------------------------------------------------------------------



4. Withhold votes from any non-independent nominee on the nominating committee if 1% or more of directors serving on that committee are not independent.


205N. Elect Directors-UK and Ireland: The Company will vote for management proposals in connection with the routine election of directors unless certain independence issues exist. The Company will vote against any non-independent nominee as follows:



1. Vote against all nominees if employees or affiliated directors comprise more than 50% of the board;

2.   Vote against any employee nominee who serves on the audit committee;

3.   Vote against any employee who serves on the remuneration committee;

4.   Vote against any employee who serves on the nominating committee;

5. Vote against any non-independent nominee who serves on the audit committee if 1% or more of the directors serving on the audit committee are not independent;

6. Vote against any non-independent nominee who serves on the remuneration committee if 1% or more of directors serving on the remuneration committee are not independent; or

7. Vote against any non-independent nominee who serves on the nominating committee if 1% or more of directors serving on the nominating committee are not independent.


206N. Elect Directors-Japan: The Company will vote for management proposals to elect directors on Japanese company ballots unless executives comprise more than 50% of the board.



207N. Elect Directors-Other Markets: The Company will vote for management proposals to elect directors in other markets unless certain independence issues exist. The company will vote against any non-independent nominee as follows:

1. Vote against all nominees if employees or affiliated directors comprise more than 50% of the board;
2. Vote against all nominees if executives or affiliated directors comprise more than 50% of the board;
3.   Vote against any executive nominee who serves on the audit committee;
4. Vote against any executive nominee who serves on the remuneration committee;
5.   Vote against any executive nominee who serves on the nominating committee;
6. Vote against any non-independent nominee on the audit committee if 1% or more of directors serving on that committee are not independent;

-------------------------------------------------------------------------------

BOARD OF DIRECTORS - NON-U.S. PROPOSALS (CONTINUED)


-------------------------------------------------------------------------------
                                    369
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

7. Vote against any non-independent nominee on the compensation committee if 1% or more of directors serving on that committee are not independent; and
8. Vote against any non-independent nominee on the nominating committee if 1% or more of directors serving on that committee are not independent.


208N. Election of Trustee - Fund/Trust/Debtholders: The Company will evaluate management proposals relating to the election of trustees on a case-by-case basis.



209N. Elect Shareholder Representatives: The Company will vote for management proposals to elect the nominees who are available and qualified to act as shareholder representatives.



210N. Set Board/Supervisory Board Size Limits: The Company will vote for management proposals to set size limits for the board or supervisory board.



211N. Amend Board/Supervisory Board Size: The Company will vote for management proposals to amend the size of the board or supervisory board.



212N. Amend Board Structure: The Company will vote for management proposals to amend the structure of the board unless the amendment would institute a two-tier board system.



213N. Indemnify Directors/Officers: The Company will vote for management proposals to indemnify directors and officers.



214N. Amend Terms of Indemnification: The Company will vote for management proposals to amend the terms of indemnification.



215N. Elect Board Committee: The Company will vote for management proposals to elect board committees unless the election is for an audit committee and executives will serve on the committee.



216N. Amend Board Election Rules: The Company will evaluate management proposals to amend board election rules on a case-by-case basis.



217N. Establish Board Committees: The Company will vote for management proposals to establish board committees.



218N. Appoint Board Commission: The Company will vote for management proposals to appoint board commissions.




-------------------------------------------------------------------------------
                                     370
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

219N. Appoint Officer(s) from Board: The Company will evaluate management proposals to appoint officer(s) from the board on a case-by-case basis.

BOARD OF DIRECTORS - NON-U.S. PROPOSALS (CONTINUED)
-------------------------------------------------------------------------------



220N. Approve Minimum Stock Ownership by Directors: The Company will vote for management proposals to approve a minimum stock ownership requirement for directors.



221N. End Minimum Stock Ownership by Directors: The Company will evaluate management proposals to end minimum stock ownership requirements for directors on a case-by-case basis.



222N. Reduce Board Term to One Year: The Company will vote for management proposals to reduce the board terms to one year.



223N. Preserve/Restore Supermajority to Oust Directors: The Company will vote against management proposals to preserve or restore supermajority rule to oust directors.



224N. Amend Board Powers/Procedures/Qualifications: The Company will evaluate management proposals to amend board powers, board procedures and board qualifications on a case-by-case basis.



225N. Ratify Board Acts-Symbolic: The Company will vote for management proposals to ratify board acts (symbolic) in the previous year. This traditional housekeeping measure is symbolic in nature and carries no legal or financial consequences.



226N. Ratify Board Acts-Legal: The Company will evaluate management proposals to ratify board acts (legal) in the previous year on a case-by-case basis.





AUDITOR/FINANCIAL STATEMENT RELATED - U.S. PROPOSALS
-----------------------------------------------------------------------------



301. Ratify Selection of Auditors: The Company will vote for management proposals to ratify the selection of auditors unless the fees paid by the company for non-audit services in the prior fiscal year exceed 75% of the aggregate fees paid to the company's outside auditor.



302. Approve Financial Statements: The Company will vote for management proposals to approve the company's financial statements.





AUDITOR/FINANCIAL STATEMENT RELATED - NON-U.S. PROPOSALS
-----------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                     371
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

301N. Appoint Auditors and Set their Fees: The Company will vote for management proposals to select auditors and set their fees.



AUDITOR/FINANCIAL STATEMENT RELATED - NON-U.S. (CONTINUED)
------------------------------------------------------------------------------



302N. Set Auditors' Fees: The Company will vote for management proposals to determine how much the auditors should be paid to perform the annual audit.



303N. Appoint Outside Auditors: The Company will vote for management proposals to appoint outside auditors.



304N. Appoint Secondary Outside Auditor: The Company will vote for management proposals to select secondary outside auditors.



305N. Appoint Substitute/Back-up Auditor: The Company will vote for management proposals to select substitute back-up auditors.



306N. Elect Supervisory Board/Corporate Assembly: Markets with a two-tier board structure typically have what's called a supervisory board (termed "supervisory auditors" in Japan), comprised of non-executives and a management board comprised of executives. The structure is prevalent in Germany, Holland, other continental European markets, Asian markets including Japan and Indonesia, and elsewhere. The Company will vote for management proposals to elect a supervisory board.



307N. Elect Statutory Auditors: The Company will vote for management proposals to elect statutory auditor board members.



308N. Elect Alternate Statutory Auditor: The Company will vote for management proposals to elect alternate statutory auditors.



309N. Appoint Appraiser/Special Auditor/Liquidator: The Company will vote for management proposals to select an appraiser to estimate the value of a proposed merger or an auditor to conduct a special audit.



310N. Set Number of Auditors: The Company will vote for management proposals that determine the appropriate number of auditors.



311N. Set Number of Statutory Auditors: The Company will vote for management proposals to set the number of statutory auditors.




-------------------------------------------------------------------------------
                                      372
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

312N. Approve Maximum Statutory Auditors' Fee: The Company will vote for management proposals to approve the maximum statutory auditors' fee unless the amount to be paid is not disclosed.



313N. Approve Bonuses for Retiring Statutory Auditors: The Company will vote against management proposals to approve bonuses for retiring statutory auditors.





AUDITOR/FINANCIAL STATEMENT RELATED - NON-U.S. (CONTINUED)
------------------------------------------------------------------------------



314N. Ending Statutory Auditor Retirement Bonuses: The Company will evaluate management proposals for ending statutory auditor retirement bonuses on a case-by-case basis.



315N. Amend Statutory Auditor Term: The Company will vote for management proposals to amend the statutory auditors' term.



316N. Ratify Acts of Auditors: The Company will vote for management proposals to ratify the acts of auditors for the previous financial year unless executives sit on the audit committee or the company does not have an audit committee.



317N. Ratify Statutory Auditor Acts-Symbolic: The Company will vote for management proposals to ratify statutory auditors' acts (symbolic) in the previous year. This traditional housekeeping measure is symbolic in nature and carries no legal or financial consequences.



318N. Ratify Statutory Auditor Acts-Legal: The Company will evaluate management proposals to ratify statutory auditors' acts (legal) in the previous year on a case-by-case basis.



319N. Approve Financial Statements: The Company will vote for management proposals to approve the company's financial statements unless the auditors have qualified their opinion in their evaluation of accounts.



320N. Approve Book Entry System: The Company will vote for management proposals to approve a book entry system to record stock transactions.



321N. Extend Consolidated Taxation Status: The Company will vote for management proposals to extend an authorization that allows companies to pay taxes as a consolidated group and earn a tax break.



322N. Approve Related Party Transactions: The Company will vote for management proposals to approve related-party transactions.




-------------------------------------------------------------------------------
                                     373
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

EXECUTIVE AND DIRECTOR COMPENSATION - U.S. PROPOSALS
-----------------------------------------------------------------------------



401. Adopt Stock Incentive Plan: The Company will vote for management proposals to adopt stock incentive plans unless:



1. The dilution represented by the proposed plan is more than 10% of the outstanding common stock;

2. The proposed plan allows the company to re-price or replace underwater options without shareholder approval;

EXECUTIVE AND DIRECTOR COMPENSATION - U.S. (CONTINUED)
-----------------------------------------------------------------------------



3. The proposed plan allows nonqualified options to be priced at less than 100% of the fair market value;

4. The proposed plan has an automatic share replenishment feature (evergreen plan);

5. The plan permits unrestricted stock or time-lapsing restricted stock awards that fully vest in less than 1 year;

6.   The plan administrator may provide loans to exercise awards;

7.   The plan administrator may accelerate the vesting of outstanding awards; or

8.   The plan administrator may grant reload stock options.


402. Amend Stock Incentive Plan: The Company will vote for management proposals to amend stock incentive plans unless:



1. The amendment would allow options to be priced at less than 100% of the fair market value;

2. The amendment allows the plan administrator to re-price or replace underwater options;

3. The amendment adds unrestricted stock awards or time-lapsing restricted stock awards that fully vest in less than 3 years; or

4. The amendment extends the post-retirement exercise period of outstanding options.


403. Add Shares to Stock Incentive Plan: The Company will vote for management proposals to add shares to stock incentive plans unless:



1. The dilution represented by the proposal is more than 10% of the outstanding common stock;

2. The plan allows the company to re-price or replace underwater options without shareholder approval;

3. The plan allows nonqualified options to be priced at less than 100% of the fair market value;

4.   The plan has an automatic share replenishment feature (evergreen plan);

5. The plan permits unrestricted stock or time-lapsing restricted stock awards that fully vest in less than 3 years;

6.   The plan  administrator  may provide loans to exercise awards;

7.   The plan administrator may accelerate the vesting of outstanding awards; or

8.   The plan administrator may grant reload stock options.


404. Extend Term of Stock Incentive Plan: The Company will vote for management proposals to extend the term of stock incentive plans unless:


-------------------------------------------------------------------------------
                                      374
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

EXECUTIVE AND DIRECTOR COMPENSATION - U.S. (CONTINUED)
-----------------------------------------------------------------------------



1. The plan allows the company to re-price or replace underwater options without shareholder approval;

2. The plan allows nonqualified options to be priced at less than 100% of the fair market value;

3. The plan permits unrestricted stock or time-lapsing restricted stock awards that fully vest in less than 3 years;

4.   The plan administrator may provide loans to exercise awards;

5.   The plan administrator may accelerate the vesting of outstanding awards; or

6.   The plan administrator may grant reload stock options.


405. Limit Per-Employee Awards: Amendments to the U.S. Tax Code, which were made in 1993, limit the deductibility of compensation paid to each of a company's five highest-paid executives up to $1 million per year. Compensation paid to an executive may be excluded from the $1 million cap if it is paid pursuant to a plan that ties pay to the company's performance. To qualify for the performance-related exemption, stock options and stock appreciation rights (SARS) awards must be priced at no less than fair market value on the grant date and shareholders must approve the maximum potential award that may be granted to each plan participant. The Company will vote for management proposals to limit per-employee awards.



406. Adopt Director Stock Incentive Plan: The Company will vote for management proposals to adopt director stock incentive plans unless:



1. The proposed plan allows nonqualified options to be priced at less than 100% of the fair market value;

2. The plan permits unrestricted stock or time-lapsing restricted stock awards that fully vest in less than 3 years;

3.   The plan authorizes five or more types of awards; or

4.   The plan allows for non-formula, discretionary awards.


407. Amend Director Stock Incentive Plan: The Company will vote for management proposals to amend director stock incentive plans unless:



1. The amendment would allow options to be priced at less than 100% of the fair market value;

2.   The amendment increases the size of the option awards;

3. The amendment adds unrestricted stock or time-lapsing restricted stock awards that fully vest in less than 3 years;

4.   The amendment would authorize five or more types of awards; or

5.   The amendment would permit granting of non-formula, discretionary awards.


EXECUTIVE AND DIRECTOR COMPENSATION - U.S. (CONTINUED)
-------------------------------------------------------------------------------



408. Add Shares to Director Stock Incentive Plan: The Company will vote for management proposals to add shares to director stock incentive plans unless:


-------------------------------------------------------------------------------
                                     375
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

1. The plan allows the company to re-price or replace underwater options without shareholder approval;

2. The plan allows nonqualified options to be priced at less than 100% of the fair market value;

3. The plan permits unrestricted stock or time-lapsing restricted stock awards that fully vest in less than 3 years;

4.   The plan authorizes five or more types of awards; or

5.   The plan allows for non-formula, discretionary awards.


409. Adopt Employee Stock Purchase Plan: The Company will vote for management proposals to adopt employee stock purchase plans unless the proposed plan allows employees to purchase stock at less than 85% of the fair market value.



410. Amend Employee Stock Purchase Plan: The Company will vote for management proposals to amend employee stock purchase plans unless the amendment allows employees to purchase stock at less than 85% of the fair market value.



411. Add Shares to Employee Stock Purchase Plan: The Company will vote for management proposals to add shares to employee stock purchase plans unless the plan allows employees to purchase stock at less than 85% of the fair market value.



412. Adopt Stock Award Plan: The Company will vote for management proposals to adopt stock award plans unless the dilution represented by the proposed plan is more than 10% of outstanding common stock or the proposed plan permits unrestricted stock or time-lapsing restricted stock awards that fully vest in less than 3 years.



413. Amend Stock Award Plan: The Company will vote for management proposals to amend stock award plans unless the amendment shortens the vesting requirement or lessens performance requirements.



414. Add Shares to Stock Award Plan: The Company will vote for management proposals to add shares to stock award plans unless the dilution represented by the proposal is more than 10% of outstanding common stock or the plan permits unrestricted stock or time-lapsing restricted stock awards that fully vest in less than 3 years.



415. Approve Option/Stock Awards: The Company will vote for management proposals to approve option/stock awards unless:

EXECUTIVE AND DIRECTOR COMPENSATION - U.S. (CONTINUED)
-------------------------------------------------------------------------------



1. The dilution represented by the award is more than 5% of outstanding common stock;

2. The option is priced at less than 85% of the fair market value on the grant date; or

3. The award is time-lapsing restricted stock that fully vests in less than 3 years.


-------------------------------------------------------------------------------
                                      376
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

416. Adopt Director Stock Award Plan: The Company will vote for management proposals to adopt director stock award plans unless:



1. The dilution represented by the proposal is more than 5% of outstanding common stock;

2. The plan permits unrestricted stock or time-lapsing restricted stock awards that fully vest in less than 3 years; or

3.   The plan allows for non-formula, discretionary awards.


417. Amend Director Stock Award Plan: The Company will vote for management proposals to amend director stock award plans unless the amendment adds unrestricted stock or time-lapsing restricted stock awards that fully vest in less than 3 years or the amendment would permit granting of non-formula, discretionary awards.



418. Add Shares to Director Stock Award Plans: The Company will vote for management proposals to add shares to director stock award plans unless:



1. The dilution represented by the proposal is more than 5% of outstanding common stock;

2. The plan permits unrestricted stock or time-lapsing restricted stock awards that fully vest in less than 3 years; or

3.   The plan allows for non-formula, discretionary awards.


419. Exchange Underwater Options: Stock options whose exercise price is higher than the current market price of the underlying stock are said to be "underwater." One way to re-price such options is to exchange them for new options with an exercise price set at fair market value on the new grant date. The Company will vote against management proposals to exchange underwater options.



420. Approve Annual Bonus Plan: The Company will vote for management proposals to approve annual bonus plans.



421. Amend Annual Bonus Plan: The Company will vote for management proposals to amend annual bonus plans.





EXECUTIVE AND DIRECTOR COMPENSATION - U.S. (CONTINUED)
-------------------------------------------------------------------------------



422. Approve Long-Term Bonus Plan: The Company will vote for management proposals to approve long-term bonus plans.



423. Amend Long-Term Bonus Plan: The Company will vote for management proposals to amend long-term bonus plans.



-------------------------------------------------------------------------------
                                     377
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

424. Re-approve Option/Bonus Plan for OBRA: The Company will vote for management proposals to re-approve option or bonus plans for OBRA.



425. Approve Savings Plan: The Company will vote for management proposals to approve savings plans.



426. Adopt Deferred Compensation Plan: The Company will vote for management proposals to adopt deferred compensation plans.



427. Amend Deferred Compensation Plan: The Company will vote for management proposals to amend deferred compensation plans.



428. Approve Employment Agreements: The Company will vote for management proposals to approve employment agreements/contracts.





EXECUTIVE AND DIRECTOR COMPENSATION - NON-U.S. PROPOSALS
-------------------------------------------------------------------------------



401N. Approve Stock Option Plan: The Company will vote for management proposals to approve stock option plans unless the potential dilution from the proposed plan exceeds 5% of the current outstanding ordinary shares or the options may be granted at a discount to the fair market value.



402N. Amend Stock Option Plan: The Company will vote for management proposals to amend stock option plans unless the amendment would add shares to the plan and the potential dilution from the new shares exceeds 5% of the current outstanding ordinary shares or the amendment would allow for the grant of options at a discount to the fair market value.



403N. Approve Stock Option Plan for Subsidiary: The Company will vote for management proposals to approve stock option plans for subsidiaries unless the plan issues stock in the parent company and the potential dilution from the plan exceeds 5% of the current outstanding ordinary shares or the options may be granted at a discount to the fair market value.



404N. Approve Director Participation in Stock Plan: The Company will vote for management proposals to approve director participation in stock plans unless the potential dilution from the proposed awards exceeds 5% of the current

EXECUTIVE AND DIRECTOR COMPENSATION - NON-U.S. (CONTINUED)
-------------------------------------------------------------------------------



         outstanding ordinary shares or the proposed awards may be granted at a discount to the fair market value.



-------------------------------------------------------------------------------
                                      378
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

405N. Approve Outside Directors Stock Option Plan: The Company will vote for management proposals to approve outside directors stock option plans unless the potential dilution from the plan exceeds 5% of the current outstanding ordinary shares or the options may be granted at a discount to the fair market value.



406N. Amend Outside Directors Stock Option Plan: The Company will vote for management proposals to amend outside director's stock option plans unless the potential dilution from all plans exceeds 5% of the current outstanding ordinary shares (if available) or the amendment will allow for the grant of options at a discount to the fair market value.



407N. Approve Stock Purchase Plan/SAYE/AESOP: The Company will vote for management proposals to approve stock purchase plans/SAYE/AESOP unless the potential dilution from the plan exceeds 10% of the current outstanding ordinary shares or the plan allows for discounts of more than 15% on stock purchases.



408N. Amend Stock Purchase Plan/SAYE/AESOP: The Company will vote for management proposals to amend stock purchase plans/SAYE/AESOP unless the amendment would add shares to the plan and the potential dilution from the new shares exceeds 10% of the current outstanding ordinary shares or the amendment would allow for discounted stock purchases of more than 15%.



409N. Approve Option/Purchase Plan-Overseas Employees: The Company will vote for management proposals to approve stock option or stock purchase plans for overseas employees unless the potential dilution from all plans exceeds 5% of the current outstanding ordinary shares (if available) or the options may be granted at a discount to the fair market value.



410N. Approve Stock Option Grant: The Company will vote for management proposals to approve stock option grants unless the potential dilution from the grant exceeds 5% of the current outstanding ordinary shares or the options may be granted at a discount to the fair market value.



411N. Approve Stock Award: The Company will vote for management proposals to approve stock awards unless the potential dilution from the stock award exceeds 5% of the current outstanding ordinary shares.



412N. Approve Multiple Stock Option Grants: Multiple stock option grants are stock grants proposed for multiple recipients, which may have varied terms that are bundled into a single proposal. The Company will vote for management proposals to approve multiple stock option grants.

EXECUTIVE AND DIRECTOR COMPENSATION - NON-U.S. (CONTINUED)
------------------------------------------------------------------------------



413N. Approve Restricted Stock Grants (Japan Only): The Company will vote for management proposals to approve restricted stock grants on Japanese company ballots.



414N. Approve Executive Profit Sharing/Bonus Plan: The Company will vote for management proposals to approve executive profit sharing/bonus plans.



-------------------------------------------------------------------------------
                                      379
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

415N. Amend Executive Profit Sharing/Bonus Plan: The Company will vote for management proposals to amend executive profit sharing/bonus plans.



416N. Approve Bonus: The Company will vote for management proposals to approve bonuses unless the company does not disclose the recipient(s) and/or the amount of the bonus.



417N. Approve Bonuses for Retiring Directors: The Company will vote for management proposals to approve bonuses for retiring directors unless the bonus amounts are not disclosed or information on insider-outsider status is not provided.



418N. Ending Director Retirement Bonuses: The Company will evaluate management proposals to approve ending director retirement bonuses on a case-by-case basis.



419N. Eliminate Board Retirement Bonus System: The Company will vote for management proposals to eliminate board retirement bonus systems.



420N. Ratify Director Retirement: The Company will vote for management proposals to ratify director retirement.



420N. Approve Remuneration Policy: The Company will vote for management proposals to approve the company's remuneration policy.



422N. Approve Loans to Directors/Employees: The Company will evaluate management proposals to approve loans to board members or employees on a case-by-case basis.



423N. Establish Employee Share Trust: The Company will vote for management proposals to establish share trusts to administer and deliver shares to employees participating in incentive share plans.



424N. Issue Bonds with Warrants to Employees: The Company will evaluate management proposals to issue bonds with warrants over company shares to employees on a case-by-case basis.





EXECUTIVE AND DIRECTOR COMPENSATION - NON-U.S. (CONTINUED)
------------------------------------------------------------------------------



425N. Issue Warrants in Excess of Individual Limits: The Company will evaluate management proposals to issue warrants in excess of individual limits on a case-by-case basis.



426N. Approve Directors' Fees: The Company will vote for management proposals to approve directors' fees unless the company does not disclose the fees that will be paid to directors.

-------------------------------------------------------------------------------
                                      380
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

427N. Approve Supervisory Board/Corporate Assembly Fees: The Company will vote for management proposals to approve fees of the supervisory board of corporate assembly members unless the company does not disclose the amount to be paid.



428N. Approve Board Commission Fees: The Company will vote for management proposals to approve board commission fees.



429N. Approve Committee Fees: The Company will vote for management proposals to approve committee fees unless the fees are not disclosed.



430N. Approve Committee Budget: The Company will vote for management proposals to approve the committee's budget unless the amount is not disclosed.



431N. Approve Shareholder Representative Fees: The Company will vote for management proposals to approve shareholder representative fees unless the company does not disclose the amount to be paid.



432N. Approve Director Contract: The Company will vote for management proposals to approve directors' contracts.





CAPITAL STRUCTURE - U.S. PROPOSALS
------------------------------------------------------------------------------



501. Increase Authorized Common Stock: The Company will vote for management proposals to increase authorized common stock unless the increase is not intended to effect a merger, stock split, or recapitalization or the dilution represents more than 100% of the currently authorized shares of stock class.



502. Decrease Authorized Common Stock: The Company will vote for management proposals to decrease authorized common stock.



503. Amend Authorized Common Stock: The Company will vote for management proposals to amend authorized common stock.





CAPITAL STRUCTURE - U.S. PROPOSALS (CONTINUED)
------------------------------------------------------------------------------



504. Approve Common Stock Issuance: The Company will evaluate management proposals to issue shares of common stock on a case-by-case basis.


-------------------------------------------------------------------------------
                                     381
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

505. Approve Warrants Exercisable for Common Stock: The Company will evaluate management proposals to approve the issuance of warrants exercisable for common stock on a case-by-case basis.



506. Authorize Dual Class Common Stock: The Company will vote against management proposals to authorize dual class common stock.



507. Increase Authorized Dual Class Common Stock: The Company will vote for management proposals to increase authorized dual class common stock unless dilution is more than 50% of the class of stock or it will allow the company to issue additional shares with superior voting rights.



508. Eliminate Dual Class Common Stock: The Company will vote for management proposals to eliminate dual class common stock.



509. Amend Dual Class Common Stock: The Company will evaluate management proposals to amend dual class common stock on a case-by-case basis.



510. Eliminate Preemptive Rights: The Company will vote for management proposals to eliminate preemptive rights. Preemptive rights give existing shareholders a "right of first refusal" to purchase new issues of shares to maintain their proportional ownership in the company.



511. Restore Preemptive Rights: The Company will vote against management proposals to restore preemptive rights.



512. Authorize Preferred Stock: The Company will vote for management proposals to issue authorized preferred stock unless the board has unlimited rights to set the terms and conditions of the shares (known as "blank check" preferred stock).



513. Increase Authorized Preferred Stock: The Company will vote for management proposals to increase authorized preferred stock unless the proposed increase creates potential dilution of more than 50% or the board has unlimited rights to set the terms and conditions of the shares.



514. Decrease Authorized Preferred Stock: The Company will vote for management proposals to decrease authorized preferred stock.



515. Amend Authorized Preferred Stock: The Company will evaluate management proposals to amend authorized preferred stock on a case-by-case basis.



CAPITAL STRUCTURE - U.S. PROPOSALS (CONTINUED)
------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                      382
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

516. Cancel Series of Preferred Stock: The Company will vote for management proposals to cancel a series of preferred stock.



517. Approve Issuance/Conversion of Preferred Stock: The Company will vote for management proposals to approve the issuance or conversion of preferred stock unless the dilution represents more than 25% of the total voting power or the shares have voting rights superior to those of other shares.



518. Approve Recapitalization: The Company will evaluate management proposals to approve recapitalizations on a case-by-case basis.



519. Approve Stock Split: The Company will vote for management proposals seeking approval for a stock split.



520. Approve Reverse Stock Split: The Company will vote for management proposals seeking approval for a reverse stock split.



521. Approve Share Repurchase: The Company will vote for management proposals that seek approval for a stock repurchase plan.





CAPITAL STRUCTURE - NON-U.S. PROPOSALS
------------------------------------------------------------------------------



501N. Amend/Remove Par Value: The Company will vote for management proposals to amend or remove the stock's par value.



502N. Increase Authorized Capital: The Company will vote for management proposals to increase authorized capital unless:



1.       The increase is greater than 50%;
2. The explicit purpose of the increase is to strengthen takeover defenses; or 3. The board can set the rights/terms of the shares at issuance.


503N. Reduce Authorized Capital: The Company will vote for management proposals to reduce authorized capital.



504N. Limit Capital Increase: The Company will vote for management proposals to limit capital increase.




-------------------------------------------------------------------------------
                                     383
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

505N. Allow Subsidiaries to Issue Stock: The Company will vote for management proposals to allow subsidiaries to issue stock unless the potential dilution in the parent company would exceed 20% of the current outstanding ordinary shares.





CAPITAL STRUCTURE - NON-U.S. PROPOSALS (CONTINUED)
------------------------------------------------------------------------------



506N. Cancel Authorized Stock Class: The Company will vote for management proposals to cancel a particular class of stock.



507N. Authorize New Stock Class: The Company will vote for management proposals to authorize a new stock class unless the new class carries differential (inferior or superior) voting rights.



508N. Reauthorize Share Issue Limit: The Company will vote for management proposals to reauthorize share issue limits.



509N. Authorize Issuance of Differential Voting Stock: The Company will vote against management proposals to authorize the issuance of differential voting stock.



510N. Amend Share Class Rights: The Company will vote for management proposals to amend share class rights unless:

1.   The amendment results in a loss of voting rights;

2.   The amendment results in a loss of dividend rights; or

3. The amendment results in a dual class share structure with unequal voting rights.


511N. Issue Stock with Preemptive Rights: The Company will vote for management proposals to issue stock with preemptive rights unless:



1. The potential dilution exceeds 100% of the current outstanding ordinary shares;

2. The explicit purpose of the stock issuance is to strengthen takeover defenses; or

3.   The maximum number of shares to be issued is not disclosed.


512N. Issue Stock without Preemptive Rights: The Company will vote for management proposals to issue stock without preemptive rights unless:



1. The potential dilution exceeds 50% of the current outstanding ordinary shares;

2. The explicit purpose of the stock issuance is to strengthen takeover defenses;

3.   The board can set the rights/terms of the shares at issuance; or

4.   The maximum number of shares to be issued is not disclosed.



-------------------------------------------------------------------------------
                                     384
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

513N. Issue Stock with Warrants: The Company will vote for management proposals to issue stock with warrants unless:





CAPITAL STRUCTURE - NON-U.S. PROPOSALS (CONTINUED)
-------------------------------------------------------------------------------

1. The potential dilution exceeds 50% of the current outstanding ordinary shares;
2. The explicit purpose of the stock issuance is to strengthen takeover defenses;
3.   The board can set the rights/terms of the shares at issuance; or
4.   The maximum number of shares to be issued is not disclosed.


514N. Issue Bonds with Warrants: The Company will vote for management proposals to issue bonds with warrants unless the potential dilution exceeds 10% of the current outstanding ordinary shares.



515N. Issue Warrants with Preemptive Rights: The Company will vote for management proposals to issue warrants with preemptive rights unless the potential dilution exceeds 100% of the current outstanding ordinary shares or the explicit purpose of the stock issuance is to strengthen takeover defenses.



516N. Issue Warrants without Preemptive Rights: The Company will vote for management proposals to issue warrants without preemptive rights unless:



1. The potential dilution exceeds 50% of the current outstanding ordinary shares; 2. The explicit purpose of the stock issuance is to strengthen takeover defenses; 3. The board can set the rights/terms of the shares at issuance; or 4. The maximum number of shares to be issued is not disclosed.


517N. Authorize Creation of Preferred Stock: If the board has an unlimited right to set the terms for the class and may issue the preferred stock for anti-takeover purposes without shareholder approval, the stock is considered blank check. The Company will vote for management proposals to authorize the creation of preferred stock unless the authorization is for blank check preferred stock.



518N. Approve Issue of Preferred Stock: The Company will vote for management proposals to approve the issuance of preferred stock unless the board can set the rights/terms of the shares at issuance.



519N. Increase Authorized Preferred Stock: The Company will vote for management proposals to increase authorized preferred stock unless the board can set the rights/terms of the additional shares at the time of issuance.



520N. Amend Authorized Preferred Stock: The Company will vote for management proposals to amend authorized preferred stock unless the amendment would result in board authority to issue blank check preferred stock.



-------------------------------------------------------------------------------
                                     385
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

------------------------------------------------------------------------------



521N. Issue Debt Instruments: The Company will vote for management proposals to issue debt instruments.



522N. Issue Convertible Debt Instruments: The Company will vote for management proposals to issue convertible debt instruments unless the potential dilution exceeds 50% of the current outstanding ordinary shares.



523N. Amend Terms of Debt Instruments: The Company will vote for management proposals to amend the terms of issued convertible debt instruments unless the amendment would increase potential dilution by 50%.



524N. Approve Borrowing: The Company will vote for management proposals to approve borrowing.



525N. Amend Borrowing Powers: The Company will vote for management proposals to amend the company's articles regarding the limit on borrowing powers.



526N. Convert One Form of Stock to Another: The Company will vote for management proposals to convert one form of stock to another unless the amendment results in a loss or reduction of voting rights.



527N. Approve Stock Split: The Company will vote for management proposals to approve stock splits.



528N. Approve Reverse Stock Split: The Company will vote for management proposals to approve reverse stock splits.



529N. Reduce Authorized Capital when Shares Repurchased: The Company will vote for management proposals to reduce its authorized capital when shares are repurchased.



530N. Authorize Share Repurchase: The Company will vote for management proposals to authorize share repurchases.



531N. Waive Approval of Share Repurchase: The Company will vote for management proposals to waive approval for share repurchases.



532N. Re-issuance of Shares/Treasury Stock: The Company will vote for management proposals to sell shares it has previously repurchased and held in reserve as treasury stock.




-------------------------------------------------------------------------------
                                      386
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

533N. Set Price of Reissued Treasury Stock: The Company will vote for management proposals to set the price range at which treasury stock can be sold privately or not on stock market.

CAPITAL STRUCTURE - NON-U.S. PROPOSALS (CONTINUED)
-------------------------------------------------------------------------------



534N. Amend Articles to Reflect Capital Increase/Decrease: The Company will vote for management proposals to amend its bylaws to reflect increases or decreases in share capital.



535N. Amend Articles Regarding Issuance of Capital: The Company will evaluate management proposals to amend the company's articles regarding issuance of capital on a case-by-case basis.



536N. Amend Articles to Authorize Share Repurchase: The Company will vote for management proposals to amend the company's articles to authorize share repurchases.



537N. Amend Articles Regarding Treasury Shares: The Company will vote for management proposals to amend its articles regarding treasury shares.



538N. Approve Use/Transfer of Reserves: The Company will vote for management proposals to approve the use or transfer of reserves.



539N. Transfer Shareholder Equity Funds: The Company will vote for management proposals to approve transfers between shareholder equity accounts.



540N. Authorize Trade in Company Stock: The Company will vote for management proposals to authorize the company to trade in its own stock.



541N. Amend Tradable Lot Size: The Company will vote for management proposals to change the size of tradable units.



542N. Restate/Adjust Capital for Inflation: The Company will evaluate management proposals to restate or adjust capital for inflation on a case-by-case basis.



543N. Amend Reporting Currency: The Company will vote for management proposals to amend the company's reporting currency.



544N. Reduce Share Premium Account: The Company will vote for management proposals to reduce the share premium account to clear deficits on profit and loss accounts or to return cash to stakeholders.



545N. Allow Company to Give Guarantees: The Company will vote for management proposals that allow companies to give guarantees.


-------------------------------------------------------------------------------
                                      387
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

546N. Add/Remove Exchange Listing(s): The Company will evaluate management proposals to add or remove stock exchange listings on a case-by-case basis.





CAPITAL STRUCTURE - NON-U.S. PROPOSALS (CONTINUED)
------------------------------------------------------------------------------



547N. Appoint Risk-Rating Agency: The Company will vote for management proposals to appoint a risk-rating agency.



548N. Authorize Nominal Capital Repayment: The Company will vote for management proposals to authorize nominal capital repayment.



549N. Set Dividend/Allocate Profits: The Company will vote for management proposals to determine how to apportion the company's profits for the year and set the dividend.



550N. Allocate Dividend: The Company will vote for management proposals relating to allocation of dividends.



551N. Waive Shareholder Approval for Profit Allocation: The Company will vote for management proposals that waive shareholder approval for profit allocation proposals.



552N. Approve Scrip Dividend/Dividend Reinvestment Plan: Stock dividend programs allow investors to obtain additional shares on attractive terms while enabling the company to conserve cash. The Company will vote for management proposals to approve scrip dividends or dividend reinvestment plans.



553N. Approve Special Dividend/Bonus Share Issue: The Company will vote for management proposals that permit management to determine whether it is in the company's interest to offer shareholders a special bonus dividend.



554N. Amend Dividend Distribution Rules: The Company will vote for management proposals to amend its dividend distribution rules.



555N. Approve Interim Dividend: The Company will vote for management proposals to approve an interim dividend.





MERGERS AND CORPORATE RESTRUCTURINGS - U.S. PROPOSALS
-------------------------------------------------------------------------------




-------------------------------------------------------------------------------
                                     388
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

601. Approve Merger/Acquisition: The Company will evaluate merger and acquisition management proposals on a case-by-case basis. The Company will consider the following factors:

1.       Anticipated financial and operating benefits;
2.       Offer price (cost vs. premium);
3.       Prospects of the combined companies;
4.       How the deal was negotiated;
5. Changes in corporate governance and their impact on shareholder rights; MERGERS AND CORPORATE RESTRUCTURINGS - U.S. (CONTINUED)
-------------------------------------------------------------------------------

6.       Corporate restructuring;
7.       Spin-offs;
8.       Asset sales;
9.       Liquidations; and
10.      Rights of appraisal.


602. Approve Restructuring: The Company will evaluate corporate restructuring management proposals on case-by-case basis.



603. Approve Bankruptcy Restructuring: The Company will evaluate bankruptcy restructuring management proposals on case-by-case basis.



604. Approve Liquidation: The Company will evaluate liquidation proposals by management on a case-by-case basis and will review management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.



605. Ratify Liquidator's Fees: The Company will evaluate management proposals to ratify liquidator's fees on a case-by-case basis.



605. Approve Leveraged Buyout: The Company will evaluate management proposals to approve a leveraged buyout on a case-by-case basis.



606. Approve Spin-Off: The Company will evaluate spin-off proposals on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus and managerial incentives.



607. Approve Sale of Assets: The Company will evaluate asset sale management proposals on a case-by-case basis by assessing the impact on the balance sheet/working capital and the value received for the asset.





MERGERS AND CORPORATE RESTRUCTURINGS - NON-U.S. PROPOSALS
-----------------------------------------------------------------------------



-------------------------------------------------------------------------------
                                      389
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

601N. Approve Merger/Acquisition: The Company will evaluate management proposals to approve mergers and acquisitions on a case-by-case basis.



602N. Approve Joint Venture/Strategic Alliance: The Company will evaluate management proposals to approve joint ventures or strategic partnerships on a case-by-case basis.



603N. Approve Restructuring/Recapitalization: The Company will evaluate management proposals to approve restructuring or recapitalization of companies on a case-by-case basis.

MERGERS AND CORPORATE RESTRUCTURINGS - NON-U.S (CONTINUED)
-------------------------------------------------------------------------------



604N. Dissolve Company/Approve Liquidation: The Company will evaluate management proposals to dissolve companies or approve liquidations on a case-by-case basis.



605N. Approve Divestiture/Spin-Off: The Company will evaluate management proposals to approve company divestitures or spin-offs on a case-by-case basis.



606N. Approve Intra-Company Contracts: The Company will vote for management proposals to approve intra-company contracts.



607N. Extend Investment Trust: The Company will vote for management proposals to extend investment trusts.



608N. Dissolve Investment Trust: The Company will evaluate management proposals to dissolve investment trusts on a case-by-case basis.



609N. Create Parent Holding Company: The Company will evaluate management proposals to create a parent holding company on a case-by-case basis.





ANTI-TAKEOVER DEFENSES/VOTING RELATED ISSUES - U.S.
------------------------------------------------------------------------------



701. Adopt Advance Notice Requirement: The Company will vote for management proposals to adopt advance notice requirements for shareholder proposals. By requiring advance notice, the board can review and consider shareholder presentations for their content and value as a shareholder issue.



702. Approve Non-Technical Charter Amendments: The Company will vote for management proposals to approve non-technical charter amendments unless the amendments reduce shareholders' rights.



-------------------------------------------------------------------------------
                                      390
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

703. Approve Non-Technical Bylaw Amendments: The Company will vote for management proposals to approve non-technical bylaw amendments unless the amendments reduce shareholders' rights.



704. Adopt Poison Pill: A poison pill is a strategic move by a takeover-target to make its stock less attractive. A target company with a "pill" (also known as a shareholder rights plan) usually distributes warrants or purchase rights that become exercisable when a triggering event occurs. The Company will vote against management proposals to adopt poison pills.



705. Redeem Poison Pill: The Company will vote for management proposals to redeem poison pills.



ANTI-TAKEOVER DEFENSES/VOTING RELATED ISSUES - U.S. (CONT.)
-------------------------------------------------------------------------------



706. Eliminate Written Consent: The Company will vote against management proposals which eliminate written consent. Written consent allows shareholders to initiate actions without calling a special meeting or waiting until the annual meeting.



707. Limit Written Consent: The Company will vote against management proposals which limit written consent.



708. Restore Written Consent: The Company will vote for management proposals which restore written consent.



709. Eliminate Special Meeting: The Company will vote against management proposals which eliminate the ability of shareholders to call special meetings.



710. Limit Special Meeting: The Company will vote against management proposals which limit shareholders' ability to call a special meeting.



711. Restore Special Meeting: The Company will vote for management proposals which restore the ability of shareholders to call a special meeting.



712. Adopt Supermajority Requirement for Business Transactions: The Company will vote against management proposals to adopt supermajority vote requirements to approve mergers or other business combinations.



713. Amend Supermajority Requirement for Business Transactions: The Company will vote for management proposals to amend supermajority requirements for business transactions unless the amendment would increase the vote required to approve a business transaction.




-------------------------------------------------------------------------------
                                     391
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

714. Eliminate Supermajority Requirement for Business Transactions: The Company will vote for management proposals to eliminate supermajority requirements for business transactions.



715. Adopt Supermajority Lock-in: The Company will vote against management proposals to adopt supermajority lock-in vote requirements. In many cases, supermajority lock-in vote requirements apply to anti-takeover provisions.



716. Amend Supermajority Lock-in: The Company will evaluate management proposals to amend supermajority lock-in vote requirements on a case-by-case basis.



717. Eliminate Supermajority Lock-in: The Company will vote for management proposals to eliminate supermajority lock-in vote requirements.



ANTI-TAKEOVER DEFENSES/VOTING RELATED ISSUES - U.S. (CONT.)
------------------------------------------------------------------------------



718. Consider Non-Financial Effects of Merger: Also called "directors' duties," these anti-takeover provisions allow directors to consider the non-financial interests of employees, suppliers, customers and the communities in which the company operates, in addition to the financial interests of shareholders, when assessing a merger proposal. The Company will vote against management proposals to consider the non-financial effects of a merger proposal.





ANTI-TAKOVER DEFENSES/VOTING RELATED ISSUES - NON-U.S.
------------------------------------------------------------------------------



701N. Adopt Poison-Pill-Style Defense: The Company will evaluate management proposals seeking to adopt poison-pill-style plans (known as shareholder rights plans) on a case-by-case basis.



702N. Amend Poison-Pill-Style Defense: The Company will evaluate management proposals seeking to amend poison-pill-style plans on a case-by-case basis.



703N. Limit Voting Rights: The Company will vote against management proposals that seek to limit voting rights.



704N. Amend Voting Rights Limit: The Company will vote for management proposals to amend voting rights unless the amendment would strengthen the voting rights limit.



705N. End Voting Rights Limit: The Company will vote for management proposals to remove a company's voting rights limitation.



-------------------------------------------------------------------------------
                                     392
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

706N. Require Voting Supermajority: The Company will vote against management proposals that require voting supermajority.



707N. Amend Supermajority Requirement: The Company will vote for management proposals to amend supermajority provisions unless the amendment would increase the supermajority vote requirement.



708N. End Voting Supermajority: The Company will vote for management proposals to end voting supermajority.



709N. Approve Share Transfer/Registration: Share transfer/registration is a practice that serves as a defense in takeover attempts and allows management to refuse to register shares acquired by an investor. The shares in question then lose voting rights but retain all other rights. The Company will evaluate management proposals to approve share transfer/registration on a case-by-case basis.





ANTI-TAKOVER DEFENSES/VOTING RELATED ISSUES - NON-U.S. (CONT.)
------------------------------------------------------------------------------



710N. End Share Transfer/Registration: The Company will evaluate management proposals to end share transfer/registration on case-by-case basis.



711N. Registration of Shares: The Company will evaluate management proposals relating to registration of shares on a case-by-case basis.



712N. End Foreign Investor Restrictions: The Company will vote for management proposals to end foreign investor restrictions pertaining to shareholders' rights to buy, hold, vote, sell and collect dividends on the company's stock.



713N. Amend Foreign Investor Restrictions: The Company will evaluate management proposals to amend foreign investor restrictions on a case-by-case basis.



714N. Amend Shareholder Disclosure Rules: The Company will vote for management proposals to amend shareholder disclosure rules.



715N. Waive Mandatory Takeover Requirement: The Company will evaluate management proposals that seek to grant a waiver from the statutory mandatory takeover requirement on a case-by-case basis.



716N. Require Approval for Partial Takeover Bids: The Company will evaluate management proposals that require approval for partial takeover bids on a case-by-case basis.



-------------------------------------------------------------------------------
                                      393
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

717N. Authorize Voting Record Date Changes (Japan Only): The traditional record date in Japan is the fiscal year closing date, typically about three months prior to the annual shareholder meeting. The Company will vote for management proposals to authorize voting record date changes.





STATE OF INCORPORATION - U.S. PROPOSALS
------------------------------------------------------------------------------



801. Adopt Fair Price Provision: Fair price provisions require a supermajority vote of the outstanding shares to approve a merger or business combination unless the acquirer meets certain price requirements or the merger is approved by the company's board. The Company will vote for management proposals to adopt fair price provisions.



802. Amend Fair Price Provision: The Company will vote for management proposals to amend fair price provisions.



803. Repeal Fair Price Provision: The Company will evaluate management proposals to repeal fair price provisions on a case-by-case basis.

STATE OF INCORPORATION - U.S. PROPOSALS (CONTINUED)
------------------------------------------------------------------------------



804. Adopt Anti-Greenmail Provision: Greenmail is the name given to certain discriminatory share repurchases. Typically, it refers to payments that a company makes to a raider in exchange for the raider's shares and a guarantee the raider will terminate a takeover bid. This payment is usually a premium above market price, so while greenmail can ensure the continued independence of a company, it discriminates against the other stockholders. The Company will vote for management proposals to adopt anti-greenmail provisions.



805. Approve Reincorporation: The Company will vote for management proposals to change a company's state of incorporation unless the proposal would reduce shareholder rights (if the changes are not subject to a separate shareholder vote).



806. Opt Out of State Takeover Law: Anti-takeover laws may include: (1) control share acquisition, (2) fair price, (3) business combination (also known as freeze-out or business moratorium), (4) directors' duties, (5) poison pill endorsement and (6) profit recapture. The Company will evaluate whether to opt out of state takeover laws on a case-by-case basis.



807. Opt Into State Takeover Law: The Company will evaluate whether to opt into state takeover laws on a case-by-case basis.





STATE OF INCORPORATION - NON-U.S. PROPOSALS
------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                      394
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

801N. Approve Reincorporation: The Company will evaluate management proposals to reincorporate on a case-by-case basis.



802N. Relocate Corporate Headquarters: The Company will vote for management proposals to relocate the company's official headquarters.





CORPORATE RESPONSIBILITY - NON-U.S. PROPOSALS
-------------------------------------------------------------------------------



901N. Authorize Charitable Donations: The Company will vote for management proposals to authorize charitable donations.



902N. Approve Political Donation: The Company will vote against management proposals to approve political donations.





OTHER - U.S. PROPOSALS
------------------------------------------------------------------------------



1001. Miscellaneous Proposals: The Company will evaluate all management proposals described as "miscellaneous" on a case-by-case basis.

OTHER - NON-U.S. PROPOSALS
------------------------------------------------------------------------------



1001N. Approve Electronic Share Trading: The Company will vote for management proposals to approve electronic share trading systems.



1002N. Approve Property Purchase: The Company will vote for management proposals to approve a property purchase.



1003N. Approve Property Sale: The Company will vote for management proposals to approve a property sale.



1004N. Ratify Management Acts-Symbolic: The Company will vote for management proposals to ratify management acts (symbolic) in the previous year. This traditional housekeeping measure is symbolic in nature and carries no legal or financial consequences.



1005N. Ratify Management Acts-Legal: The Company will evaluate management proposals to ratify management acts (legal) in the previous year on a case-by-case basis.


-------------------------------------------------------------------------------
                                    395
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

1006N. Adopt Corporate Governance Standards: The Company will evaluate management proposals to adopt corporate governance standards on a case-by-case basis.



1007N. Miscellaneous Proposals: The Company will evaluate all management proposals described as "miscellaneous" on a case-by-case basis.





SHARES OUT ON LOAN - U.S. PROPOSALS
------------------------------------------------------------------------------



1100. Shares Out on Loan: Proxies will typically not be voted when shares are out on loan through client securities lending programs with their custodians.





SHARE BLOCKING AND SHARES OUT ON LOAN - NON-U.S. PROPOSALS
-------------------------------------------------------------------------------



1100N. Share Blocking and Shares Out on Loan: The Company will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, proxies will typically not be voted when shares are out on loan through client securities lending programs with their custodians.




-------------------------------------------------------------------------------
                                    396
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

GUIDELINES FOR VOTING SHAREHOLDER PROPOSALS


The Company will generally vote on shareholder proposals in accordance with the following guidelines, however, because the Proxy Guidelines cannot anticipate all situations and the surrounding facts of each proxy issue (including, without limitation, foreign laws and practices that may apply to a proxy), some proxy issues may require a case-by-case analysis (whether or not required by the Proxy Guidelines) prior to voting and may result in a vote being cast that will deviate from the Proxy Guidelines. In such cases, the proxy voting procedures established by the Proxy Committee for such situations will be followed.



OPERATIONAL ITEMS - U.S. PROPOSALS
------------------------------------------------------------------------------



SP-101. Change Annual Meeting Location: The Company will vote against shareholder proposals to change the annual meeting location.



SP-102. Change Annual Meeting Date: The Company will vote against shareholder proposals to change the annual meeting date.



SP-103. Improve Meeting Reports: The Company will vote against shareholder proposals to improve meeting reports. Pertinent information on what transpired at the meeting is usually available in the quarterly report following the meeting, in letters to shareholders or from the corporate secretary or the company's investor relations department.





BOARD OF DIRECTORS - U.S. PROPOSALS
----------------------------------------------------------------------------



SP-201. Majority Vote to Elect Directors: The Company will vote for shareholder proposals which require majority votes in director elections.



SP-202. Director Tenure/Retirement Age: The Company will vote against shareholder proposals that seek to limit the period of time a director can serve on the board or mandate a particular retirement age for members of the board.



SP-203. Repeal Classified Board: The Company will vote for shareholder proposals to repeal classified boards. Under a classified board structure, directors are divided into separate classes (usually three) with the directors in each class elected to overlapping multiyear terms.



SP-204. Double Board Nominees: The Company will vote against double board nominee shareholder proposals.



SP-205. Adopt Cumulative Voting: The Company will vote for shareholder proposals to adopt cumulative voting.


-------------------------------------------------------------------------------
                                      397
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



SP-206. Director Liability: The Company will vote against shareholder proposals aimed at determining the appropriate level of personal liability of board members.



SP-207. Independent Board Chairman: The Company will vote against shareholder proposals that require an independent board chairman.



SP-208. Lead Director: The Company will vote against shareholder proposals that require a lead director. A lead/presiding director must hold the position for at least one year.



SP-209. Allow Union/Employee Representatives on the Board: The Company will vote against shareholder proposals for union/employee representatives to serve on the board.



SP-210. Increase Board Independence: The Company will vote for shareholder proposals that seek to increase the independence of the board.



SP-211. Create Nominating Committee: The Company will vote against shareholder proposals to create nominating committees.



SP-212. Increase Nominating Committee Independence: The Company will vote against shareholder proposals to increase nominating committee independence.



SP-213. Create Shareholder Committee: The Company will vote against shareholder proposals to create shareholder committees.



SP-214. Create Compensation Committee: The Company will vote against shareholder proposals to create compensation committees.



SP-215. Hire Independent Compensation Consultant: The Company will vote against shareholder proposals to hire independent compensation consultants.



SP-216. Increase Compensation Committee Independence: The Company will vote against shareholder proposals to increase compensation committee independence.



SP-217. Increase Key Committee Independence: The Company will vote against shareholder proposals to limit membership on the board's key committees to directors who have no ties to the company other than those relationships created as a result of their service on the board.

-------------------------------------------------------------------------------
                                      398
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

BOARD OF DIRECTORS - U.S. PROPOSALS (CONTINUED)
------------------------------------------------------------------------------



SP-218. Minimum Stock Ownership by Directors: The Company will vote against shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.



SP-219. Directors' Role in Corporate Strategy: The Company will vote against shareholder proposals relating to disclosure of directors' role in corporate strategy. Strategy planning tasks are within the normal definition of the directors' role and do not need to be specifically disclosed, and/or are adequately defined in most companies' existing documents. Too much disclosure regarding strategy formation could put a company at a competitive disadvantage.



SP-220. Require Nominee Statement in Proxy: The Company will vote against shareholder proposals requiring nominee statements in proxies.





BOARD OF DIRECTORS - NON-U.S. PROPOSALS
------------------------------------------------------------------------------



SP-201N. Elect Dissident Director(s): The Company will evaluate shareholder proposals to elect dissident directors on a case-by-case basis.



SP-202N. Elect Dissident Supervisory Board: The Company will evaluate shareholder proposals to elect dissident supervisory boards on a case-by-case basis.



SP-203N. Set Age Limit on Directors: The Company will vote against shareholder proposals that seek to set a retirement age for board members.



SP-204N. Oust Director(s): The Company will evaluate shareholder proposals to oust members of the board on a case-by-case basis.



SP-205N. Establish Key Board Committees: The Company will evaluate shareholder proposals to establish key board committees on a case-by-case basis.



SP-206N. Amend Board Procedures: The Company will evaluate shareholder proposals to amend board procedures on a case-by-case basis.




-------------------------------------------------------------------------------
                                     399
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

SP-207N. Limit Number of Boards: The Company will vote against shareholder proposals that seek to limit the number of boards on which a director may serve.











AUDITOR/FINANCIAL STATEMENT RELATED - U.S. PROPOSALS
-------------------------------------------------------------------------------



SP-301. Shareholder Approval of Auditors: The Company will vote for shareholder proposals which allow shareholders to ratify the company's independent auditor selection.



SP-302. Limit Non-Audit Fees: The Company will vote against shareholder proposals that limit non-audit fees. The Sarbanes-Oxley Act of 2002 ("the Act") contains provisions that establish safeguards that promote auditor independence. Since certain non-audit services are now prohibited, and the Act requires audit committees to pre-approve non-audit services, there is no need to set arbitrary limitations on the provision of these services.



SP-303. Increase Audit Committee Independence: The Company will vote for shareholder proposals to increase audit committee independence.



SP-304. Auditor Attendance: The Company will vote against shareholder proposals which require attendance by the auditors at the annual meeting.



SP-305. Rotate Auditors: The Company will vote against shareholder proposals that require mandatory auditor rotation.





EXECUTIVE AND DIRECTOR COMPENSATION - U.S. PROPOSALS
-------------------------------------------------------------------------------



SP-401. Restrict/Reform Executive Compensation: The Company will vote against shareholder proposals that restrict or seek to reform executive compensation.



SP-402. Approve Executive Compensation: The Company will vote against shareholder proposals that permit shareholders to approve executive pay packages.



SP-403. Disclose Executive Compensation: The Company will vote against shareholder proposals that require additional disclosure for executive compensation above and beyond the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

-------------------------------------------------------------------------------
                                     400
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

SP-404. Cap Executive Pay: The Company will vote against shareholder proposals to cap executive pay. Caps may put a company at a competitive disadvantage by negatively affecting its ability to attract, motivate and retain highly qualified executives.



SP-405. Require Equity Awards to be Held: The Company will vote against shareholder proposals which require stock holding requirements for executives.



EXECUTIVE AND DIRECTOR COMPENSATION - U.S. (CONTINUED)
------------------------------------------------------------------------------



SP-406. Restrict Director Compensation: The Company will vote against shareholder proposals that seek to restrict director compensation.



SP-407. Pay Directors in Stock: The Company will vote against shareholder proposals that require directors to be paid in stock.



SP-408. Restrict Director Pensions: The Company will vote against shareholder proposals which restrict director pensions.



SP-409. No Re-pricing of Underwater Options: The Company will vote for shareholder proposals requesting companies not re-price underwater options (i.e. turn in options with exercise prices above the current market value of the stock for new options at or below the market value).



SP-410. Award Performance-Based Stock Options: The Company will vote against shareholder proposals to award performance-based options.



SP-411. Golden Parachutes: The Company will vote for shareholder proposals which require shareholder approval of golden parachutes or shareholder proposals which limit golden parachutes. Golden parachutes are severance packages contingent upon a change in control (i.e. benefits given to top executives in the event that a company is taken over by another firm, resulting in the loss of their job).



SP-412. Add Performance Criteria to Equity-Based Awards: The Company will vote against shareholder proposals to add performance criteria to equity-based awards.



SP-413. Expense Stock Options: The Company will vote for shareholder proposals requesting that stock options be expensed.



SP-414. Pension Fund Surplus: The Company will vote against shareholder proposals which seek to exclude pension fund figures when calculating performance-based compensation payouts or awards.


-------------------------------------------------------------------------------
                                      401
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

SP-415. Approve and/or Disclose SERPs: A supplemental executive retirement plan, or SERP, is a plan that supplements management's pension plan benefits above the limit established by the Internal Revenue Service. The Company will vote against shareholder approval of benefits under these plans.











EXECUTIVE AND DIRECTOR COMPENSATION - NON-U.S. PROPOSALS
-------------------------------------------------------------------------------



SP-401N. Oppose/Change Executive Pay: The Company will evaluate shareholder proposals which oppose or seek to change executive pay on a case-by-case basis.





CAPITAL STRUCTURE - U.S. PROPOSALS
------------------------------------------------------------------------------



SP-501. Restore Preemptive Rights: Preemptive rights give existing shareholders a "right of first refusal" to purchase new issues of shares to maintain their proportional ownership in the company. The Company will vote against shareholder proposals to restore preemptive rights.





CAPITAL SRUCTURE - NON-U.S. PROPOSALS
------------------------------------------------------------------------------



SP-501N. Restrict Capital Increases: The Company will evaluate shareholder proposals to restrict capital increases on a case-by-case basis.



SP-502N. Restore Preemptive Rights: The Company will evaluate shareholder proposals that seek to restore preemptive rights on a case-by-case basis.



SP-503N. Remove Multiple-Voting Rights: The Company will vote for shareholder proposals that would abolish multiple-voting rights.



SP-504N. Increase Dividend: The Company will evaluate shareholder proposals to increase the dividend on a case-by-case basis.



SP-505N. Redistribute Profits: The Company will evaluate shareholder proposals to redistribute profits on a case-by-case basis.


-------------------------------------------------------------------------------
                                      402
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

MERGERS AND CORPORATE RESTRUCTURINGS - U.S. PROPOSALS
------------------------------------------------------------------------------



SP-601. Study Sale or Spin-Off: The Company will vote against shareholder proposals that seek to study sales, spin-offs or other strategic alternatives.





MERGERS AND CORPORATE RESTRUCTURINGS - NON-U.S. PROPOSALS
------------------------------------------------------------------------------



SP-601N. Oppose Merger/Acquisition: The Company will evaluate shareholder proposals that oppose mergers and acquisitions on a case-by-case basis.



SP-602N. Restructure Investments: The Company will vote against shareholder proposals to restructure investments.

MERGERS AND CORPORATE RESTRUCTURINGS-NON-U.S. (CONTINUED)
------------------------------------------------------------------------------



SP-603N. Liquidate Company: The Company will evaluate shareholder proposals to liquidate companies on a case-by-case basis.





ANTI-TAKEOVER DEFENSES/VOTING RELATED ISSUES - U.S.
-------------------------------------------------------------------------------



SP-701. Redeem or Vote on Poison Pill: The Company will vote for shareholder proposals that request the board of directors to redeem poison pill provisions or call for poison pills to be put to a vote.



SP-702. Right to Act by Written Consent: The Company will vote against shareholder proposals to permit shareholders to take action by written consent. Written consent allows shareholders to initiate actions without calling a special meeting or waiting until the annual meeting.



SP-703. Restore Right to Call Special Meeting: The Company will vote against shareholder proposals to grant shareholders the ability to call special meetings.



SP-704. Eliminate Supermajority Provision: The Company will vote for shareholder proposals to eliminate existing supermajority vote requirements to amend the charters or bylaws as well as approve mergers, acquisitions and other business combinations.




-------------------------------------------------------------------------------
                                    403
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

SP-705. Reduce Supermajority Provision: The Company will vote for shareholder proposals to reduce existing supermajority vote provisions.



SP-706. Prohibit Targeted Share Placement: The Company will vote for shareholder proposals to prohibit targeted share placement. Targeted share placements are issuances of blocks of company securities, usually preferred stock, to a friendly shareholder. Often such placements are made to defend against takeovers or to obtain favorable financing.



SP-707. Counting Shareholder Votes: The Company will vote against shareholder proposals pertaining to the methods of counting shareholders' votes.



SP-708. No Discretionary Voting: The Company will vote against shareholder proposals relating to discretionary voting. Company proxy cards have historically given shareholders the opportunity to grant a discretionary proxy in matters consistent with federal and state laws. Shareholders should not be required to mark their proxies in order to have their proxies counted in the vote. Proxy cards clearly indicate how unmarked but signed proxies will be voted.





ANTI-TAKEOVER DEFENSES/VOTING RELATED ISSUES - U.S. (CONT.)
-----------------------------------------------------------------------------



SP-709. Adopt Confidential Voting: The Company will vote against shareholder proposals requesting that corporations adopt confidential voting.



SP-710. Equal Access to the Proxy: The Company will vote for shareholder proposals to allow shareholders equal access to management's proxy material so they can evaluate and propose voting recommendations on proxy proposals and director nominees.





ANTI-TAKEOVER DEFENSES AND VOTING RELATED ISSUES - NON-U.S.
------------------------------------------------------------------------------



SP-701N. End Bars on Foreign Investors: The Company will vote for shareholder proposals to end restrictions on foreign investors.



SP-702N. End Voting Rights Limitation: The Company will vote for shareholder proposals to end voting rights limitations.



SP-703N. Facilitate Shareholder Proposals: The Company will vote against shareholder proposals relating to the introduction of shareholder proposals.




-------------------------------------------------------------------------------
                                      404
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

SP-704N. Approve Confidential Voting: The Company will vote for shareholder proposals to approve confidential voting.





STATE OF INCORPORATION - U.S. PROPOSALS
-------------------------------------------------------------------------------



SP-801. Repeal Fair Price Provision: Fair price provisions require a supermajority vote of the outstanding shares to approve a merger or business combination unless the acquirer meets certain price requirements or the merger is approved by the company's board. The Company will vote against shareholder proposals to repeal fair price provisions.



SP-802. Adopt Anti-Greenmail Provision: Greenmail is the name given to certain discriminatory share repurchases. Typically, it refers to payments that a company makes to a raider in exchange for the raider's shares and a guarantee the raider will terminate a takeover bid. This payment is usually a premium above market price, so while greenmail can ensure the continued independence of a company, it discriminates against the other stockholders. The Company will vote for shareholder proposals to adopt anti-greenmail provisions.



SP-803. Reincorporation: The Company will vote for shareholder proposals requesting the company change its state of incorporation unless the new state has stronger anti-takeover provisions.

STATE OF INCORPORATION - U.S. PROPOSALS (CONTINUED)
------------------------------------------------------------------------------



SP-804.       Opt Out of State Takeover Statute: Anti-takeover laws may include:
              (1) control share acquisition, (2) fair price, (3) business combination (also known as freeze-out or business moratorium), (4) directors' duties, (5) poison pill endorsement and (6) profit recapture. The Company will vote against shareholder proposals to opt out of state/country takeover laws.




-------------------------------------------------------------------------------

CORPORATE RESPONSIBILITY - U.S. PROPOSALS



SP-901. Review or Promote Animal Welfare: The Company will vote against shareholder proposals that ask companies to review, report on or improve the welfare of animals in their care, and of animals that provide food for company products.



SP-902. Review Drug Pricing or Distribution: The Company will vote against shareholder proposals asking for drug price restraint or disclosure.



SP-903. Review Response to or Impact of Pandemics: The Company will vote against shareholder proposals asking companies to review their response to pandemics (i.e. HIV/AIDS, TB, malaria, etc.), or to review the impact of pandemics on their business.


-------------------------------------------------------------------------------
                                     405
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

SP-903. Oppose Embryo/Fetal Destruction: The Company will vote against shareholder proposals aimed to halt companies' practices of abortion or research or contraceptive methods that cause the destruction of embryos or fetuses.



SP-904. Review Tobacco Marketing: The Company will vote against shareholder proposals asking management to report on or change tobacco product marketing practices.



SP-905. Sever Links with Tobacco Industry: The Company will vote against shareholder proposals that ask a company to report on or approve the dissolution of links with the tobacco industry.



SP-906. Review or Reduce Tobacco Harm to Health: The Company will vote against shareholder proposals that ask a company to review or reduce tobacco harm to health.



SP-907. Review Nuclear Facility/Waste: The Company will vote against shareholder proposals asking companies that operate nuclear power plants or handle radioactive waste to review the safety and competitiveness of these operations; to revise operating procedures, if necessary, to reduce safety risks; and to report to shareholders on these efforts.

CORPORATE RESPONSIBILITY - U.S. PROPOSALS (CONTINUED)
------------------------------------------------------------------------------



SP-908. Review Energy Efficiency & Renewables: The Company will vote against shareholder proposals that ask companies to reduce their reliance on nuclear and fossil fuels, to develop or use solar and wind power, or to promote energy efficiency.



SP-909. Endorse Ceres Principles: The Ceres Principles are a broad statement of environmental policy. The Company will vote against shareholder proposals requesting the company endorse the Ceres Principles.



SP-910. Control Generation of Pollutants: The Company will vote against shareholder proposals asking management to control emissions and solid waste generation and consider pollution prevention programs and product recycling initiatives.



SP-911. Report on Environmental Impact or Plans: The Company will vote against shareholder requests for additional information on corporate environmental impact or plans.



SP-912. Review Social Impact of Financial Ventures: The Company will vote against shareholder proposals that ask companies to conduct reviews of the social and environmental consequences of their lending activities.




-------------------------------------------------------------------------------
                                      406
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

SP-913. Report or Take Action on Climate Change: The Company will vote against shareholder proposals that ask management to report or take action on climate change.



SP-914. Review/Reduce Product Toxicity: The Company will vote against shareholder proposals requesting that companies review and report on the toxicity of its products.



SP-915. Review/Reduce Toxicity of Product Formulation: The Company will vote against shareholder proposals requesting that companies reduce the toxicity of their products beyond legal requirements.



SP-916. Review or Curb Bioengineering: The Company will vote against shareholder proposals that ask the company to review or curb its bioengineering.



SP-917. Preserve/Report on Natural Habitat: The Company will vote against shareholder proposals that ask management to take action or institute policy changes concerning the development of wilderness, open areas or cultural sites.





CORPORATE RESPONSIBILITY - U.S. PROPOSALS (CONTINUED)
------------------------------------------------------------------------------



SP-918. Report on Sustainability: The Company will vote against shareholder proposals that ask companies to report on corporate economic, environmental and social performance.



SP-919. Review Charitable Giving Policy: The Company will vote against shareholder proposals asking management to review or report on its charitable giving program.



SP-920. Limit or End Charitable Giving: The Company will vote against shareholder proposals that ask companies to limit or end their charitable giving.



SP-921. Review Political Spending or Lobbying: "Political spending" includes both "political contributions," such as money given to political party committees (including local committees) and spent on political action committees and money spent on lobbying. The Company will vote against shareholder proposals to review corporate political activities.



SP-922. Limit or End Political Spending: The Company will vote against shareholder proposals asking the company to end or restrict its political payments.



SP-923. Disclose Prior Government Service: The Company will vote against shareholder proposals requesting information on the background of company executives, including prior government service.



-------------------------------------------------------------------------------
                                      407
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

SP-924. Affirm Political Nonpartisanship: The Company will vote against shareholder proposals asking the company to affirm political nonpartisanship.



SP-925. Link Executive Pay to Social Criteria: The Company will vote against shareholder proposals which seek to link executive pay to non-financial/social criteria.



SP-926. Develop/Report on Human Rights Policy: The Company will vote against shareholder proposals asking management to develop or report on their human rights policies.



SP-927. Review/Develop Ethics Policy: The Company will vote against shareholder proposals asking management to develop an ethics policy and report to shareholders on such policy.



SP-928. Review Operations' Impact on Local Groups: The Company will vote against shareholder proposals that ask a company to conduct a review of its operations' impact on local communities.

CORPORATE RESPONSIBILITY - U.S. PROPOSALS (CONTINUED)
------------------------------------------------------------------------------



SP-929. Burma-Limit or End Operations: The Company will vote against shareholder proposals to limit or end operations in Burma.



SP-930. Burma-Review Operations: The Company will vote against shareholder proposals requesting companies to report on the cost of doing business in Burma, including the risk of consumer boycotts and divestment campaigns.



SP-931. China-No Use of Forced Labor: The Company will evaluate shareholder proposals requesting companies to have a certification process to ensure that it does not contract with organizations that use forced labor in China on a case-by-case basis.



SP-932. China-Adopt Code of Conduct: The Company will vote against shareholder proposals to require companies to adopt principles aimed at correcting working conditions in China that fall below basic standards of fair and humane treatment.



SP-933. Review Mexican Work Force Conditions: The Company will vote against shareholder proposals asking companies to review or report on Mexican operations.



SP-934. Adopt Standards for Mexican Operation: The Company will vote against shareholder proposals asking management to adopt standards for Mexican operations.



SP-935. Review or Implement MacBride Principles: The Company will vote against shareholder proposals that are aimed at anti-Catholic discrimination within Northern Ireland as outlined in the MacBride Principles.


-------------------------------------------------------------------------------
                                      408
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

SP-936. Urge MacBride on Contractor/Franchisee: The Company will vote against shareholder proposals that ask companies whose presence in Northern Ireland is through franchises or subcontractors to urge them to implement the MacBride Principles.



SP-937. Review Global Labor Practices: The Company will vote against shareholder proposals asking companies to review or report on company and contractor labor practices.



SP-938. Review Developing Country Debt: The Company will vote against shareholder proposals which request that management report on its criteria for lending to developing and/or emerging market economies.



SP-939. Review Military Contracting Criteria: The Company will oppose shareholder proposals that ask management to explain how it determines

CORPORATE RESPONSIBILITY - U.S. PROPOSALS (CONTINUED)
-----------------------------------------------------------------------------



              whether to accept a defense contract, and what consideration, if any, it gives to the social, economic and ethical dimensions therein.



SP-940. Review Economic Conversion: The Company will vote against shareholder proposals which ask the management of a company heavily dependent on defense contracting for details on how it plans to provide for the continued economic and financial viability of the company.



SP-941. Review Space Weapons: The Company will vote against shareholder proposals requesting management to report on the company's participation in the development of ballistic missile defense technologies and related space systems.



SP-942. Review Foreign Military Sales: The Company will vote against shareholder proposals to review the company's foreign military sales.



SP-943. Limit or End Nuclear Weapons Productions: The Company will vote against shareholder proposals requesting that the company reduce or end its involvement in nuclear weapons productions.



SP-944. Review Nuclear Weapons Production: The Company will vote against shareholder proposals which ask the company to report on various aspects of its nuclear weapons production program.



SP-945. Review Fair Lending Policy: The Company will vote against shareholder proposals that ask banks and other financial institutions to conduct reviews and issue reports pertaining to their fair lending policies.




-------------------------------------------------------------------------------
                                     409
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

SP-946. Review Job Cuts or Relocations: The Company will vote against shareholder proposals that ask a company to report on its rationale for job cuts or relocation and the impact these past or planned actions will have on the company's stakeholders.



SP-947. Report on EEO: The Company will vote against shareholder proposals that ask a company to report on its equal employment opportunity
              (EEO) practices.



SP-948: Board Inclusiveness: The Company will vote against shareholder proposals to include more women and members of racial minorities among director candidates.



SP-949. Drop Sexual Orientation from EEO Policy: The Company will vote against shareholder proposals that ask management to drop the reference to sexual orientation in corporate-wide non-discrimination policies.



CORPORATE RESPONSIBILITY - U.S. PROPOSALS (CONTINUED)
----------------------------------------------------------------------------



SP-950. Adopt Sexual Orientation Anti-Bias Policy: The Company will vote against shareholder proposals that ask companies to adopt sexual orientation anti-bias policies.



SP-951. Monitor/Adopt ILO Provisions: The Company will vote against shareholder proposals asking companies to enforce core International Labor Organization (ILO) conventions.



SP-952. Miscellaneous Corporate Responsibility Proposals: The Company will vote against shareholder proposals relating to corporate responsibility issues that are described as "miscellaneous."





CORPORATE RESPONSIBILITY - NON-U.S. PROPOSALS
----------------------------------------------------------------------------



SP-901N. Review Nuclear Facility/Waste: The Company will vote against shareholder proposals asking companies that operate nuclear power plants or handle radioactive waste to review the safety and competitiveness of these operations; to revise operating procedures, if necessary, to reduce safety risks; and to report to shareholders on these efforts.



SP-902N. Review Energy Efficiency & Renewables: The Company will vote against shareholder proposals that ask companies to reduce their reliance on nuclear and fossil fuels, to develop or use solar and wind power, or to promote energy efficiency.



SP-903N. Control Generation of Pollutants: The Company will vote against shareholder proposals asking management to control emissions and solid waste generation and consider pollution prevention programs and product recycling initiatives.

-------------------------------------------------------------------------------
                                      410
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

SP-904N. Report on Environmental Impact or Plans: The Company will vote against shareholder requests for additional information on corporate environmental impact or plans.



SP-905N. Report or Take Action on Climate Change: The Company will vote against shareholder proposals that ask management to report or take action on climate change.



SP-906N. Preserve/Report on Natural Habitat: The Company will vote against shareholder proposals that ask management to take action or institute policy changes concerning the development of wilderness, open areas or cultural sites.



CORPORATE RESPONSIBILITY - NON-U.S. PROPOSALS (CONTINUED)
-----------------------------------------------------------------------------



SP-907N. Review Charitable Giving Policy: The Company will evaluate shareholder proposals asking management to report to shareholders on the rationales for and recipients of their charitable giving programs on a case-by-case basis.



SP-908N. Review Political Spending or Lobbying: The Company will evaluate shareholder proposals asking management to report on corporate political activities on a case-by-case basis.



SP-909N. Limit or End Political Spending: The Company will vote against shareholder proposals to limit or end political spending.



SP-910N. Develop/Report on Human Rights Policy: The Company will evaluate shareholder proposals asking management to develop or report on the company's human rights policy on a case-by-case basis.



SP-911N. Commit to Increase Representation of Women: The Company will vote against shareholder proposals that ask companies to increase the representation of women on their boards or in senior managerial or professional professions.



SP-912N. Monitor/Adopt ILO Conventions: The Company will vote against shareholder proposals asking companies to enforce core International Labor Organization (ILO) conventions.



SP-913N. Miscellaneous Corporate Responsibility Proposals: The Company will vote against shareholder proposals relating to corporate responsibility issues that are described as "miscellaneous."


----------------------------------------------------------------------------



OTHER - U.S. PROPOSALS



-------------------------------------------------------------------------------
                                      411
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

SP-1001. Miscellaneous Proposals: The Company will evaluate all shareholder proposals, except those relating to corporate responsibility issues, described as "miscellaneous" on a case-by-case basis.





OTHER - NON-U.S. PROPOSALS
----------------------------------------------------------------------------



SP-1001N.      Improve Disclosure: The Company will vote against shareholder proposals to improve company disclosure.



SP-1002N.      Miscellaneous Proposals: The Company will evaluate all
               shareholder proposals, except those relating to corporate responsibility issues, described as "miscellaneous" on a case-by-case basis.

SHARES OUT ON LOAN - U.S. PROPOSALS
------------------------------------------------------------------------------



SP-1100. Shares Out on Loan: Proxies will typically not be voted when shares are out on loan through client securities lending programs with their custodians.



SHARE BLOCKING AND SHARES OUT ON LOAN - NON-U.S. PROPOSALS
-----------------------------------------------------------------------------



SP-1100N.      Share Blocking and Shares Out on Loan: The Company will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, proxies will typically not be voted when shares are out on loan through client securities lending programs with their custodians.









-------------------------------------------------------------------------------
                                      412
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

                             OPPENHEIMERFUNDS, INC.
                                OPPENHEIMERFUNDS
                 PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES
                            (as of December 5, 2005)


These Portfolio Proxy Voting Policies and Procedures, which include the attached "OppenheimerFunds Proxy Voting Guidelines" (the "Guidelines"), set forth the proxy voting policies, procedures and guidelines to be followed by OppenheimerFunds, Inc. ("OFI") in voting portfolio proxies relating to securities held by clients, including registered investment companies advised or sub-advised by OFI ("Fund(s)").

A.  Funds for which OFI has Proxy Voting Responsibility

OFI Funds. Each Board of Directors/Trustees of the Funds advised by OFI (the "OFI Fund Board(s)") has delegated to OFI the authority to vote portfolio proxies pursuant to these Policies and Procedures and subject to Board supervision.

Sub-Advised Funds. OFI also serves as an investment sub-adviser for a number of other non-OFI funds not overseen by the OFI Fund Boards ("Sub-Advised Funds"). Pursuant to contractual arrangements between OFI and many of those Sub-Advised Funds' managers, OFI is responsible for portfolio proxy voting of the portfolio proxies held by those Sub-Advised Funds.

Tremont Funds (Funds-of-Hedge Funds) Certain OFI Funds are structured as funds-of-hedge funds (the "Tremont Funds") and invest their assets primarily in underlying private investment partnerships and similar investment vehicles ("portfolio funds"). These Tremont Funds have delegated voting of portfolio proxies (if any) for their portfolio holdings to OFI. OFI, in turn, has delegated the proxy voting responsibility to Tremont Partners, Inc., the investment manager of the Tremont Funds.

The underlying portfolio funds, however, typically do not solicit votes from their interest holders (such as the Tremont Funds). Therefore, the Tremont Funds' interests (or shares) in those underlying portfolio funds are not considered to be "voting securities" and generally would not be subject to these Policies and Procedures. However, in the unlikely event that an underlying portfolio fund does solicit the vote or consent of its interest holders, the Tremont Funds and Tremont Partners, Inc. have adopted these Policies and Procedures and will vote in accordance with these Policies and Procedures.

B.  Proxy Voting Committee

OFI's internal proxy voting committee (the "Committee") is responsible for overseeing the proxy voting process and ensuring that OFI and the Funds meet their regulatory and corporate governance obligations for voting of portfolio proxies.

The Committee shall adopt a written charter that outlines its responsibilities and any amendments to the charter shall be provided to the Boards at the Boards' next regularly scheduled meetings.

The Committee also shall receive and review periodic reports prepared by the proxy voting agent regarding portfolio proxies and related votes cast. The Committee shall oversee the proxy voting agent's compliance with these Policies and Procedures and the Guidelines, including any deviations by the proxy voting agent from the Guidelines.

The Committee will meet on a regular basis and may act at the direction of two or more of its voting members provided one of those members is the Legal Department or Compliance Department representative. The Committee will maintain minutes of Committee meetings and provide regular reports to the OFI Fund Boards.

C.  Administration and Voting of Portfolio Proxies

1.  Fiduciary Duty and Objective



-------------------------------------------------------------------------------
                                      413
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

As an investment adviser that has been granted the authority to vote portfolio proxies, OFI owes a fiduciary duty to the Funds to monitor corporate events and to vote portfolio proxies consistent with the best interests of the Funds and their shareholders. In this regard, OFI seeks to ensure that all votes are free from unwarranted and inappropriate influences. Accordingly, OFI generally votes portfolio proxies in a uniform manner for the Funds and in accordance with these Policies and Procedures and the Guidelines.

In meeting its fiduciary duty, OFI generally undertakes to vote portfolio proxies with a view to enhancing the value of the company's stock held by the Funds. Similarly, when voting on matters for which the Guidelines dictate a vote be decided on a case-by-case basis, OFI's primary consideration is the economic interests of the Funds and their shareholders.

2.   Proxy Voting Agent

On behalf of the Funds, OFI retains an independent, third party proxy voting agent to assist OFI in its proxy voting responsibilities in accordance with these Policies and Procedures and, in particular, with the Guidelines. As discussed above, the Committee is responsible for monitoring the proxy voting agent.

In general, OFI may consider the proxy voting agent's research and analysis as part of OFI's own review of a proxy proposal in which the Guidelines recommend that the vote be considered on a case-by-case basis. OFI bears ultimate responsibility for how portfolio proxies are voted. Unless instructed otherwise by OFI, the proxy voting agent will vote each portfolio proxy in accordance with the Guidelines. The proxy voting agent also will assist OFI in maintaining records of OFI's and the Funds' portfolio proxy votes, including the appropriate records necessary for the Funds' to meet their regulatory obligations regarding the annual filing of proxy voting records on Form N-PX with the SEC.

3.    Material Conflicts of Interest

OFI votes portfolio proxies without regard to any other business relationship between OFI (or its affiliates) and the company to which the portfolio proxy relates. To this end, OFI must identify material conflicts of interest that may arise between the interests of a Fund and its shareholders and OFI, its affiliates or their business relationships. A material conflict of interest may arise from a business relationship between a portfolio company or its affiliates (together the "company"), on one hand, and OFI or any of its affiliates (together "OFI"), on the other, including, but not limited to, the following relationships:

    o OFI provides significant investment advisory or other services to a company whose management is soliciting proxies or OFI is seeking to provide such services;
    o an officer of OFI serves on the board of a charitable organization that receives charitable contributions from the company and the charitable organization is a client of OFI;
    o a company that is a significant selling agent of OFI's products and services solicits proxies;
    o OFI serves as an investment adviser to the pension or other investment account of the portfolio company or OFI is seeking to serve in that capacity; or
    o OFI and the company have a lending or other financial-related relationship.

In each of these situations, voting against company management's recommendation may cause OFI a loss of revenue or other benefit.

OFI and its affiliates generally seek to avoid such material conflicts of interest by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. This arrangement alone, however, is insufficient to assure that material conflicts of interest do not influence OFI's voting of portfolio proxies. To minimize this possibility, OFI and the Committee employ the following procedures:

    o If the proposal that gives rise to a material conflict is specifically addressed in the Guidelines, OFI will vote the portfolio proxy in accordance with the Guidelines, provided that the Guidelines do not provide discretion to OFI on how to vote on the matter (i.e., case-by-case);

-------------------------------------------------------------------------------
                                      414
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

    o If the proposal that gives rise to a potential conflict is not specifically addressed in the Guidelines or provides discretion to OFI on how to vote, OFI will vote in accordance with its proxy voting agent's general recommended guidelines on the proposal provided that OFI has reasonably determined there is no conflict of interest on the part of the proxy voting agent;
    o If neither of the previous two procedures provides an appropriate voting recommendation, OFI may retain an independent fiduciary to advise OFI on how to vote the proposal; or the Committee may determine that voting on the particular proposal is impracticable and/or is outweighed by the cost of voting and direct OFI to abstain from voting.

4.    Certain Foreign Securities

Portfolio proxies relating to foreign securities held by the Funds are subject to these Policies and Procedures. In certain foreign jurisdictions, however, the voting of portfolio proxies can result in additional restrictions that have an economic impact or cost to the security, such as "share-blocking." Share-blocking would prevent OFI from selling the shares of the foreign security for a period of time if OFI votes the portfolio proxy relating to the foreign security. In determining whether to vote portfolio proxies subject to such restrictions, OFI, in consultation with the Committee, considers whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. Accordingly, OFI may determine not to vote such securities. If OFI determines to vote a portfolio proxy and during the "share-blocking period" OFI would like to sell an affected foreign security for one or more Funds, OFI, in consultation with the Committee, will attempt to recall the shares (as allowable within the market time-frame and practices).

5.   Securities Lending Programs

The Funds may participate in securities lending programs with various counterparties. Under most securities lending arrangements, proxy voting rights during the lending period generally are transferred to the borrower, and thus proxies received in connection with the securities on loan may not be voted by the lender (i.e., the Fund) unless the loan is recalled. Alternatively, some securities lending programs use contractual arrangements among the lender, borrower and counterparty to arrange for the borrower to vote the proxies in accordance with instructions from the lending Fund.

If a Fund participates in a securities lending program, OFI will attempt to recall the recall the Funds' portfolio securities on loan and vote proxies relating to such securities if OFI determines that the votes involve matters that would have a material effect on the Fund's investment in such loaned securities.

6.  Shares of Registered Investment Companies (Fund of Funds)

Certain OFI Funds are structured as funds of funds and invest their assets primarily in other underlying OFI Funds (the "Fund of Funds"). Accordingly, the Fund of Fund is a shareholder in the underlying OFI Funds and may be requested to vote on a matter pertaining to those underlying OFI Funds. With respect to any such matter, the Fund of Funds will vote its shares in the underlying OFI Fund in the same proportion as the vote of all other shareholders in that underlying OFI Fund (sometimes called "mirror" or "echo" voting).

D.  Fund Board Reports and Recordkeeping

OFI will prepare periodic reports for submission to the Board describing.

    o any issues arising under these Policies and Procedures since the last report to the Board and the resolution of such issues, including but not limited to, information about conflicts of interest not addressed in the Policies and Procedures; and
    o any proxy votes taken by OFI on behalf of the Funds since the last report to the Board which were deviations from the Policies and Procedures and the reasons for any such deviations.

In addition, no less frequently than annually, OFI will provide the Boards a written report identifying any recommended changes in existing policies based upon OFI's experience under these Policies and Procedures, evolving industry practices and developments in applicable laws or regulations.


-------------------------------------------------------------------------------
                                      415
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

OFI will maintain all records required to be maintained under, and in accordance with, the Investment Company Act of 1940 and the Investment Advisers Act of 1940 with respect to OFI's voting of portfolio proxies, including, but not limited to:

    o   these Policies and Procedures, as amended from time to time;
    o Records of votes cast with respect to portfolio proxies, reflecting the information required to be included in Form N-PX;
    o Records of written client requests for proxy voting information and any written responses of OFI to such requests; and
    o Any written materials prepared by OFI that were material to making a decision in how to vote, or that memorialized the basis for the decision.

E.      Amendments to these Procedures

In addition to the Committee's responsibilities as set forth in the Committee's Charter, the Committee shall periodically review and update these Policies and Procedures as necessary. Any amendments to these Procedures and Policies (including the Guidelines) shall be provided to the Boards for review, approval and ratification at the Boards' next regularly scheduled meetings.

F.  Proxy Voting Guidelines

The Guidelines adopted by the Boards of the Funds are attached as Appendix A. The importance of various issues shifts as political, economic and corporate governance issues come to the forefront and then recede. Accordingly, the Guidelines address the issues OFI has most frequently encountered in the past several years.



                                   APPENDIX A
               Oppenheimer Funds Portfolio Proxy Voting Guidelines


1.  OPERATIONAL ITEMS

    1.1 Amend Quorum Requirements.
    o Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

    1.2 Amend Minor Bylaws.
    o Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

    1.3 Change Company Name.
        -------------------
    o   Vote WITH Management

    1.4 Change Date, Time, or Location of Annual Meeting.
    o Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.
    o Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

    1.5 Transact Other Business.
    o Vote AGAINST proposals to approve other business when it appears as voting item.

    AUDITORS

    1.6 Ratifying Auditors

    o  Vote FOR Proposals to ratify auditors, unless any of the following apply:



-------------------------------------------------------------------------------
                                      416
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

     o An auditor has a financial interest in or association with the company, and is therefore not independent.
     o    Fees for non-audit services are excessive.
     o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.
     o Vote AGAINST shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
     o    Vote AGAINST shareholder proposals asking for audit firm rotation.
     o Vote on a CASE-BY-CASE basis on shareholder proposals asking the company to discharge the auditor(s).
     o Proposals are adequately covered under applicable provisions of Sarbanes-Oxley Act or NYSE or SEC regulations.

2.0  THE BOARD OF DIRECTORS

    2.1 Voting on Director Nominees

    o Vote on director nominees should be made on a CASE-BY-CASE basis, examining the following factors:
        o  Composition of the board and key board committees
        o  Attendance at board meetings
        o  Corporate governance provisions and takeover activity
        o  Long-term company performance relative to a market index
        o  Directors' investment in the company
        o  Whether the chairman is also serving as CEO
        o  Whether a retired CEO sits on the board
     o WITHHOLD VOTES: However, there are some actions by directors that should result in votes being WITHHELD. These instances include directors who:
     o Attend less than 75% of the board and committee meetings without a valid excuse.
     o    Implement or renew a dead-hand or modified dead-hand poison pill
     o Ignore a shareholder proposal that is approved by a majority of the shares outstanding.
     o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years.
     o Failed to act on takeover offers where the majority of the shareholders tendered their shares.
     o Are inside directors or affiliated outsiders; and sit on the audit, compensation, or nominating committees or the company does not have one of these committees.
     o Are audit committee members; and the non-audit fees paid to the auditor are excessive.
     o Enacted egregious corporate governance policies or failed to replace management as appropriate.
     o Are inside directors or affiliated outside directors; and the full board is less than majority independent.
     o Are CEOs of publicly-traded companies who serve on more than three public boards, i.e., more than two public boards other than their own board
     o    Sit on more than six public company boards.
     o Additionally, the following should result in votes being WITHHELD (except from new nominees):
     o If the director(s) receive more than 50% withhold votes out of those cast and the issue that was the underlying cause of the high level of withhold votes in the prior election has not been addressed.
     o If the company has adopted or renewed a poison pill without shareholder approval since the company's last annual meeting, does not put the pill to a vote at the current annual meeting, and there is no requirement to put the pill to shareholder vote within 12 months of its adoption. If a company that triggers this policy commits to putting its pill to a shareholder vote within 12 months of its adoption, OFI will not recommend a WITHHOLD vote.

    2.2 Board Size


-------------------------------------------------------------------------------
                                      417
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

     o Vote on a CASE-BY-CASE basis on shareholder proposals to maintain or improve ratio of independent versus non-independent directors.

     o Vote FOR proposals seeking to fix the board size or designate a range for the board size.

     o Vote on a CASE-BY-CASE basis on proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

    2.3 Classification/Declassification of the Board

    o   Vote AGAINST proposals to classify the board.
    o Vote FOR proposals to repeal classified boards and to elect all directors annually. In addition, if 50% of shareholders request repeal of the classified board and the board remains classified, withhold votes for those directors at the next meeting at which directors are elected.

    2.4 Cumulative Voting

    o   Vote FOR proposal to eliminate cumulative voting.

    2.5 Require Majority Vote for Approval of Directors

     o Vote AGAINST proposal to require majority vote approval for election of directors

    2.6 Director and Officer Indemnification and Liability Protection

    o Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.
    o Vote FOR proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care, provided the liability for gross negligence is not eliminated.
    o Vote FOR indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness, provided coverage is not provided for gross negligence acts.
    o Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:
     o The director was found to have acted in good faith and in a manner that he reasonable believed was in the best interests of the company, and
     o    Only if the director's legal expenses would be covered.

    2.7 Establish/Amend Nominee Qualifications

     o Vote on a CASE-BY-CASE basis on proposals that establish or amend director qualifications.

     o Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

     o Vote AGAINST shareholder proposals requiring two candidates per board seat.

    2.8 Filling Vacancies/Removal of Directors.

    Vote AGAINST proposals that provide that directors may be removed only for cause.
    Vote FOR proposals to restore shareholder ability to remove directors with or without cause.
    Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
    Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

    2.9 Independent Chairman (Separate Chairman/CEO)

    o Generally vote FOR shareholder proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal such as a counterbalancing governance structure. This should include all of the following:


-------------------------------------------------------------------------------
                                      418
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

        o Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties
        o  Two-thirds independent board
        o  All-independent key committees
        o  Established governance guidelines
        o The company should not have underperformed its peers and index on a one-year and three-year basis, unless there has been a change in the Chairman/CEO position within that time. Performance will be measured according to shareholder returns against index and peers from the performance summary table.

    2.10 Majority of Independent Directors/Establishment of Committees

    o Vote FOR shareholder proposals asking that a majority of directors be independent but vote CASE-BY-CASE on proposals that more than a majority of directors be independent. NYSE and NASDAQ already require that listed companies have a majority of independent directors.
    o Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.
    2.11 Open Access

    o Vote CASE-BY-CASE on shareholder proposals asking for open access taking into account the ownership threshold specified in the proposal and the proponent's rationale for targeting the company in terms of board and director conduct. (At the time of these policies, the SEC's proposed rule in 2003 on Security Holder Director Nominations remained outstanding.)

    2.12 Stock Ownership Requirements

    o Vote WITH Management on shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While stock ownership on the part of directors is favored, the company should determine the appropriate ownership requirement.
    o Vote WITH Management on shareholder proposals asking that the company adopt a holding or retention period for its executives (for holding stock after the vesting or exercise of equity awards), taking into account any stock ownership requirements or holding period/retention ratio already in place and the actual ownership level of executives.

    2.13 Age or Term Limits

    o Vote AGAINST shareholder or management proposals to limit the tenure of directors either through term limits or mandatory retirement ages. OFI views as management decision.

3.0  PROXY CONTESTS

    3.1 Voting for Director Nominees in Contested Elections

    o Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis considering the following factors:
        o Long-term financial performance of the target company relative to its industry
        o  Management's track record
        o  Background to the proxy contest
        o  Qualifications of director nominees (both slates)
        o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met
        o  Stock ownership position

    3.2 Reimbursing Proxy Solicitation Expenses


-------------------------------------------------------------------------------
                                      419
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

    o Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases, which OFI recommends in favor of the dissidents, OFI also recommends voting for reimbursing proxy solicitation expenses.

    3.3 Confidential Voting

    o Vote AGAINST shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election.
    o If a proxy solicitor loses the right to inspect individual proxy cards in advance of a meeting, this could result in many cards being voted improperly (wrong signatures, for example) or not at all, with the result that companies fail to reach a quorum count at their annual meetings, and therefore these companies to incur the expense of second meetings or votes.

4.0  ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

    4.1 Advance Notice Requirements for Shareholder Proposals/Nominations.

    o Votes on advance notice proposals are determined on a CASE-BY-CASE basis, generally giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

    4.2 Amend Bylaws without Shareholder Consent
     o Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.
     o Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

    4.3 Poison Pills

    o Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in Supplemental Executive Retirement Plan agreements to a shareholder vote unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.
    o Vote AGAINST proposals that increase authorized common stock fro the explicit purpose of implementing a shareholder rights plan (poison pill).
    o Vote FOR share holder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.

    o Vote FOR shareholder proposals asking that any future pill be put to a shareholder vote.

    4.4 Shareholder Ability to Act by Written Consent

    o Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent. o Vote FOR proposals to allow or make easier shareholder action by written consent.

    4.5 Shareholder Ability to Call Special Meetings

     o Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

     o  Vote  FOR  proposals  that  remove   restrictions   on  the  right  of
        shareholders to act independently of management.

    4.6 Establish Shareholder Advisory Committee

    o   Vote WITH Management

    4.7 Supermajority Vote Requirements

    o Vote AGAINST proposals to require a supermajority shareholder vote.

     o    Vote FOR proposals to lower supermajority vote requirements.

5.0  MERGERS AND CORPORATE RESTRUCTURINGS

    5.1 Appraisal Rights

-------------------------------------------------------------------------------
                                      420
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

     o Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

    5.2 Asset Purchases

     o    Vote  CASE-BY-CASE  on  asset  purchase  proposals,   considering  the
          following factors:

        o  Purchase price
        o  Fairness opinion
        o  Financial and strategic benefits
        o  How the deal was negotiated
        o  Conflicts of interest
        o  Other alternatives for the business
        o  Non-completion risk

    5.3 Asset Sales

    o Vote CASE-BY-CASE on asset sale proposals, considering the following factors:

        o Impact on the balance sheet/working capital
        o Potential elimination of
        diseconomies o Anticipated financial and operating benefits
        o Anticipated use of funds
        o Value received for the asset
        o Fairness opinion
        o How the deal was negotiated
        o Conflicts of interest

    5.4 Bundled Proposals

    o Review on a CASE-BY-CASE basis on bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

    5.5 Conversion of Securities

    o Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to the market value, financial issues, control issues, termination penalties, and conflicts of interest.

    5.6 Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

    o Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

        o Dilution to existing shareholders' position
        o Terms of the offer
        o Financial issues
        o Management's efforts to pursue other alternatives
        o Control issues
        o Conflicts of interest
        o Vote CASE-BY-CASE on the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.


-------------------------------------------------------------------------------
                                      421
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

    5.7 Formation of Holding Company

    o Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

        o The reasons for the change
        o Any financial or tax benefits
        o Regulatory benefits
        o Increases in capital structure
        o Changes to the articles of incorporation or bylaws of the company.

    o Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

        o Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure Model.
        o Adverse changes in shareholder rights.

5.8 Going Private Transactions (LBOs and Minority Squeezeouts)

    Votes on going private transactions on a CASE-BY-CASE basis, taking into account the following:

        o Offer price/premium
        o Fairness opinion
        o How the deal was negotiated
        o Conflicts of interests
        o Other alternatives/offers considered
        o Non-completion risk

    5.9 Joint Venture

    o Votes on a CASE-BY-CASE basis on proposals to form joint ventures, taking into account the following:

        Percentage of assets/business contributed
        Percentage of ownership
        Financial and strategic benefits
        Governance structure
        Conflicts of interest Other alternatives Non-completion risk

    5.10   Liquidations

    o Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

    o Vote on a CASE-BY-CASE basis, if the company will file for bankruptcy if the proposal is not approved.

    5.11   Mergers and Acquisitions/Issuance of Shares to Facilitate
           Merger or Acquisition
          o Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:
          o Prospects of the combined company, anticipated financial and operating benefits
          o    Offer price (premium or discount)
          o    Fairness opinion

-------------------------------------------------------------------------------
                                      422
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

        o How the deal was negotiated o Changes in corporate governance
        o Change in the capital structure o Conflicts of interest

    5.12   Private Placements/Warrants/Convertible Debenture

    o Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the invest should review:
        o Dilution to existing shareholders' position
        o Terms of the offer
        o Financial issues
        o Management's efforts to pursue other alternatives
        o Control issues
        o Conflicts of interest

    5.13   Spinoffs

    o Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:
        o Tax and regulatory advantages
        o Planned use of the sale proceeds
        o Valuation of spinoff
        o Fairness opinion
        o Benefits to the parent company
        o Conflicts of interest
        o Managerial incentives
        o Corporate governance changes
        o Changes in the capital structure

    5.14   Value Maximization Proposals

    o Votes on a CASE-BY-CASE basis on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution and whether the company is actively exploring its strategic options, including retaining a financial advisor.

    5.15   Severance Agreements that are Operative in Event of Change in Control
    o   Review CASE-BY-CASE, with consideration give to ISS
        "transfer-of-wealth" analysis. (See section 8.2)

6.0 STATE OF INCORPORATION

    6.1 Control Share Acquisition Provisions
    o Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
    o Vote AGAINST proposals to amend the charter to include control share acquisition provisions.
    o   Vote FOR proposals to restore voting rights to the control shares.

    6.2 Control Share Cashout Provisions


-------------------------------------------------------------------------------
                                      423
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

    o Vote FOR proposals to opt out of control share cashout statutes.

    6.3 Disgorgement Provisions
    o Vote FOR proposals to opt out of state disgorgement provisions.

    6.4 Fair Price Provisions
    o Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
    o Generally vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

    6.5 Freezeout Provisions
    o Vote FOR proposals to opt out of state freezeout provisions.

    6.6 Greenmail
    o Vote FOR proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.
    o Review on a CASE-BY-CASE basis on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

    6.7 Reincorporation Proposals
    o Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

    o Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

    6.8 Stakeholder Provisions

    o Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

    6.9 State Anti-takeover Statutes

    o Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

7.0 CAPITAL STRUCTURE

    7.1 Adjustments to Par Value of Common Stock

    o   Vote FOR management proposals to reduce the par value of common stock.

    7.2 Common Stock Authorization

    o Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

    o Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

    o Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.


-------------------------------------------------------------------------------
                                      424
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

    7.3 Dual-Class Stock

     o Vote AGAINST proposals to create a new class of common stock with superior voting rights.

     o Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:

     o It is intended for financing purposes with minimal or no dilution to current shareholders

     o It is not designed to preserve the voting power of an insider or significant shareholder

    7.4 Issue Stock for Use with Rights Plan

     o Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

    7.5 Preemptive Rights

     o Review on a CASE-BY-CASE basis on shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive right, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

    7.6 Preferred Stock

    o Vote FOR shareholder proposals to submit preferred stock issuance to shareholder vote.
    o   Vote  AGAINST  proposals  authorizing  the  creation of new classes of
        preferred  stock  with  unspecified   voting,   conversion,   dividend
        distribution, and other rights ("blank check" preferred stock).
    o Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense)
    o Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
    o Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
    o Vote AGAINST proposals to increase the number of blank check preferred shares unless, (i) class of stock has already been approved by shareholders and (ii) the company has a record of issuing preferred stock for legitimate financing purposes.

    7.7 Pledge of Assets for Debt (Generally Foreign Issuers)

    o OFI will consider these proposals on a CASE-BY-CASE basis. Generally, OFI will support increasing the debt-to-equity ratio to 100%. Any increase beyond 100% will require further assessment, with a comparison of the company to its industry peers or country of origin.
    o In certain foreign markets, such as France, Latin America and India, companies often propose to pledge assets for debt, or seek to issue bonds which increase debt-to-equity ratios up to 300%.

    7.8 Recapitalization

    o   Votes CASE-BY-CASE on recapitalizations
        (reclassification of securities), taking into account the following:
        o  More simplified capital structure
        o  Enhanced liquidity
        o  Fairness of conversion terms
        o  Impact on voting power and dividends
        o  Reasons for the reclassification
        o  Conflicts of interest
        o  Other alternatives considered

    7.9 Reverse Stock Splits

-------------------------------------------------------------------------------
                                      425
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

     o Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

     o Vote FOR management proposals to implement a reverse stock split to avoid delisting.

     o Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

    7.10 Share Purchase Programs

    o Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

    7.11 Stock Distributions: Splits and Dividends

    o Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

    7.12 Tracking Stock

    o Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8.0 EXECUTIVE AND DIRECTOR COMPENSATION

    8.1 Equity-based Compensation Plans

     o    Vote compensation proposals on a CASE-BY-CASE basis.

     o In general, OFI considers compensation questions such as stock option plans and bonus plans to be ordinary business activity. OFI analyzes stock option plans, paying particular attention to their dilutive effect. While OFI generally supports management proposals, OFI opposes compensation proposals that OFI believes to be excessive, with consideration of factors including the company's industry, market capitalization, revenues and cash flow.

     o Vote AGAINST plans that expressly permit the repricing of underwater stock options without shareholder approval. Generally vote AGAINST plans in which the CEO participates if there is a disconnect between the CEO's pay and company performance (an increase in pay and a decrease in performance) and the main source of the pay increase (over half) is equity-based. A decrease in performance is based on negative one- and three-year total shareholder returns. An increase in pay is based on the CEO's total direct compensation (salary, cash bonus, present value of stock options, face value of restricted stock, face value of long-term incentive plan payouts, and all other compensation) increasing over the previous year. Also WITHHOLD votes from the Compensation Committee members.

    8.2 Director Compensation

    o Examine compensation proposals on a CASE-BY-CASE basis. In general, OFI considers compensation questions such as stock option plans and bonus plans to be ordinary business activity. We analyze stock option plans, paying particular attention to their dilutive effect. While we generally support management proposals, we oppose compensation proposals we believe are excessive, with consideration of factors including the company's industry, market capitalization, revenues and cash flow.

    8.3 Bonus for Retiring Director

    o Examine on a CASE-BY CASE basis. Factors we consider typically include length of service, company's accomplishments during the Director's tenure, and whether we believe the bonus is commensurate with the Director's contribution to the company.

    8.4 Cash Bonus Plan

-------------------------------------------------------------------------------
                                      426
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

    o Consider on a CASE-BY-CASE basis. In general, OFI considers compensation questions such as cash bonus plans to be ordinary business activity. While we generally support management proposals, we oppose compensation proposals we believe are excessive.

    8.5 Stock Plans in Lieu of Cash

     o Generally vote FOR management proposals, unless OFI believe the proposal is excessive.

    o In casting its vote, OFI reviews the ISS recommendation per a "transfer of wealth" binomial formula that determines an appropriate cap for the wealth transfer based upon the company's industry peers.

    o Vote FOR plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.

    o Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

    o   Vote FOR plans which do not

    8.6 Director Retirement Plans

    o Vote FOR retirement plans for non-employee directors if the number of shares reserve is less than 3% of outstanding shares and the exercise price is 100% of fair market value.
    o Vote AGAINST shareholder proposals to eliminate retirement plans for non-employee directors, if the number of shares is less than 3% of outstanding shares and exercise price is 100% of fair market value.

    8.7 Management Proposals Seeking Approval to Reprice Options

     o    Votes on management  proposals seeking approval to reprice options are
          evaluated  on  a  CASE-BY-CASE  basis  giving   consideration  to  the
          following:
        o  Historic trading patterns
        o  Rationale for the repricing
        o  Value-for-value exchange
        o  Option vesting
        o  Term of the option
        o  Exercise price
        o  Participation

    8.8 Employee Stock Purchase Plans

     o Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
     o Votes FOR employee stock purchase plans where all of the following apply:
     o    Purchase price is at least 85% of fair market value
     o    Offering  period is 27 months or less
     o The number of shares allocated to the plan is 10% or less of the outstanding shares o Votes AGAINST employee stock purchase plans where any of the following apply:
          o    Purchase  price is at least 85% of fair  market  value
          o    Offering period is greater than 27 months
          o The number of shares allocated to the plan is more than 10% of the outstanding shares

    8.9 Incentive Bonus Plans and Tax Deductibility Proposals
        (OBRA-Related Compensation Proposals)


    o Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of
        Section 162(m).
    o Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

-------------------------------------------------------------------------------
                                      427
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

    o Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.
    o Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

    8.10 Employee Stock Ownership Plans (ESOPs)

    o Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than 5% of outstanding shares.)

    8.11 Shareholder Proposal to Submit Executive Compensation to Shareholder
         Vote

    o   Vote WITH MANAGEMENT

    8.12   401(k) Employee Benefit Plans

    o Vote FOR proposals to implement a 401(k) savings plan for employees.

    8.13   Shareholder Proposals Regarding Executive and Director Pay
     o Vote WITH MANAGEMENT on shareholder proposals seeking additional disclosure of executive and director pay information.
     o Vote WITH MANAGEMENT on shareholder proposals requiring director fees be paid in stock only.
     o Vote WITH MANAGEMENT on shareholder proposals to put option repricings to a shareholder vote.
     o Vote WITH MANAGEMENT for all other shareholder proposals regarding executive and director pay.

    8.14   Performance-Based Stock Options

    o Generally vote FOR shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), unless:

     o    The proposal is overly  restrictive  (e.g., it mandates that awards to
          all  employees  must  be   performance-based  or  all  awards  to  top
          executives must be a particular type, such as indexed options), or

     o The company demonstrates that it is using a substantial portion of performance-based awards for its top executives

    8.15   Golden Parachutes and Executive Severance Agreements

    o Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

    o Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include the following:

     o The parachute should be less attractive than an ongoing employment opportunity with the firm

     o    The triggering mechanism should be beyond the control management

     o The amount should not exceed three times base salary plus guaranteed benefits

    8.16 Pension Plan Income Accounting

    o Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

    8.17 Supplemental Executive Retirement Plans (SERPs)

    o Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreement to a shareholder vote unless the company's executive pension plans do not contain excessive benefits beyond what it offered under employee-wide plans.


-------------------------------------------------------------------------------
                                      428
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

SOCIAL AND ENVIRONMENTAL ISSUES

In the case of social, political and environmental responsibility issues, OFI believes the issues do not primarily involve financial considerations and OFI ABSTAINS from voting on those issues.


-------------------------------------------------------------------------------
                                      429
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

                PACIFIC INVESTMENT MANAGEMENT COMPANY LLC (PIMCO)

PIMCO has adopted written proxy voting policies and procedures ("Proxy Policy") as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, the Proxy Policy also applies to any voting rights and/or consent rights of PIMCO, on behalf of the Funds, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.

The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of the Funds and their shareholders. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or its shareholders.

PIMCO will supervise and periodically review its proxy voting activities and implementation of the Proxy Policy. PIMCO will review each proxy to determine whether there may be a material conflict between PIMCO and the Funds. If no conflict exists, the proxy will be forwarded to the appropriate portfolio manager for consideration. If a conflict does exist, PIMCO will seek to resolve any such conflict in accordance with the Proxy Policy. PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of the Funds. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the Funds' best interest by pursuing any one of the following courses of action: (i) convening a committee to assess and resolve the conflict; (ii) voting in accordance with the instructions of the Board; (iii) voting in accordance with the recommendation of an independent third-party service provider; (iv) suggesting to the Board that the Fund engage another party to determine how the proxy should be voted; (v) delegating the vote to a third-party service provider; or (vi) voting in accordance with the factors discussed in the Proxy Policy.

Information about how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period will be available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the SEC's website at http://www.sec.gov.

Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Funds are available by calling the Trust at 1-800-927-4648 and on the SEC's website at http://www.sec.gov.


-------------------------------------------------------------------------------
                                      430
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

                                      PIMCO
PROXY VOTING POLICY AND PROCEDURES(4)


         The following are general proxy voting policies and procedures ("Policies and Procedures") adopted by Pacific Investment Management Company LLC ("PIMCO"), an investment adviser registered under the Investment Advisers Act of 1940, as amended ("Advisers Act").(5) PIMCO serves as the investment adviser to a wide range of domestic and international clients, including investment companies registered under the Investment Company Act of 1940, as amended ("1940 Act") and separate investment accounts for other clients.(6) These Policies and Procedures are adopted to ensure compliance with Rule 206(4)-6 under the Advisers Act, other applicable fiduciary obligations of PIMCO and the applicable rules and regulations of the Securities and Exchange Commission ("SEC") and interpretations of its staff. In addition to SEC requirements governing advisers, PIMCO's Policies and Procedures reflect the long-standing fiduciary standards and responsibilities applicable to investment advisers with respect to accounts subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), as set forth in the Department of Labor's rules and regulations.(7)



         PIMCO will implement these Policies and Procedures for each of its respective clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client's proxies. PIMCO's authority to vote proxies on behalf of its clients is established by its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client's assets. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, these Policies and Procedures also apply to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.(8)



         Set forth below are PIMCO's Policies and Procedures with respect to any voting or consent rights of advisory clients over which PIMCO has discretionary voting authority. These Policies and Procedures may be revised from time to time.

General Statements of Policy



         These Policies and Procedures are designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO's clients. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances.

------------------------------------------
(4)  Revised as of Feb 14, 2006.
(5) These Policies and Procedures are adopted by PIMCO pursuant to Rule 206(4)-6 under the Advisers Act, effective August 6, 2003. See Proxy Voting by Investment Advisers, IA Release No. 2106 (January 31, 2003).
(6) These Policies and Procedures address proxy voting considerations under U.S. law and regulations and do not address the laws or requirements of other jurisdictions.
(7) Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994). If a client is subject to ERISA, PIMCO will be responsible for voting proxies with respect to the client's account, unless the client has expressly retained the right and obligation to vote the proxies, and provided prior written notice to PIMCO of this retention.
(8) For purposes of these Policies and Procedures, proxy voting includes any voting rights, consent rights or other voting authority of PIMCO on behalf of its clients.

-------------------------------------------------------------------------------
                                      431
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

     PIMCO may abstain from voting a client proxy under the following circumstances: (1) when the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant; or (2) when the cost of voting the proxies outweighs the benefits.

Conflicts of Interest

         PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client's best interest by pursuing any one of the following courses of action:

     1.   convening an ad-hoc committee to assess and resolve the conflict;(9)

     2. voting in accordance with the instructions/consent of a client after providing notice of and disclosing the conflict to that client;

     3.   voting  the  proxy  in  accordance  with  the   recommendation  of  an
          independent third-party service provider;

     4. suggesting that the client engage another party to determine how the proxies should be voted;

     5.   delegating the vote to an independent third-party service provider; or

     6. voting in accordance with the factors discussed in these Policies and Procedures.

PIMCO will document the process of resolving any identified material conflict of interest.






Reporting Requirements and the Availability of Proxy Voting Records

         Except to the extent required by applicable law or otherwise approved by PIMCO, PIMCO will not disclose to third parties how it voted a proxy on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients (e.g., trustees or consultants retained by the client), how PIMCO voted such client's proxy. In addition, PIMCO provides its clients with a copy of these Policies and Procedures or a concise summary of these Policies and Procedures: (i) in Part II of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by PIMCO. The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how PIMCO voted that client's proxies is available upon request.

PIMCO Record Keeping

         PIMCO or its agent maintains proxy voting records as required by Rule 204-2(c) of the Advisers Act. These records include: (1) a copy of all proxy voting policies and procedures; (2) proxy statements (or other disclosures accompanying requests for client consent) received regarding client securities (which may be satisfied by relying on obtaining a copy of a proxy statement from the SEC's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system or a third party provided that the third party undertakes to provide a copy promptly upon request); (3) a record of each vote cast by PIMCO on behalf of a client;
(4) a copy of any document created by PIMCO that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) a copy of each written client request for proxy voting records and any written response from PIMCO to any (written or oral) client request for such records. Additionally, PIMCO or its agent maintains any documentation related to an identified material conflict of interest.
---------------------------------
(9) Any committee must be comprised of personnel who have no direct interest in the outcome of the potential conflict.

-------------------------------------------------------------------------------
                                      432
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

     Proxy voting books and records are maintained by PIMCO or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of PIMCO or its agent.

Review and Oversight

     PIMCO's proxy voting procedures are described below. PIMCO's Compliance Group will provide for the supervision and periodic review, no less than on a quarterly basis, of its proxy voting activities and the implementation of these Policies and Procedures.

         Because PIMCO has contracted with State Street Investment Manager Solutions, LLC ("IMS West") to perform portfolio accounting, securities processing and settlement processing on behalf of PIMCO, certain of the following procedures involve IMS West in administering and implementing the proxy voting process. IMS West will review and monitor the proxy voting process to ensure that proxies are voted on a timely basis.

         1. Transmit Proxy to PIMCO. IMS West will forward to PIMCO's Compliance Group each proxy received from registered owners of record (e.g., custodian bank or other third party service providers).

         2. Conflicts of Interest. PIMCO's Compliance Group will review each proxy to determine whether there may be a material conflict between PIMCO and its client. As part of this review, the group will determine whether the issuer of the security or proponent of the proposal is a client of PIMCO, or if a client has actively solicited PIMCO to support a particular position. If no conflict exists, this group will forward each proxy to PIMCO's Middle Office Group for consideration by the appropriate portfolio manager(s). However, if a conflict does exist, PIMCO's Compliance Group will seek to resolve any such conflict in accordance with these Policies and Procedures.

         3. Vote. The portfolio manager will review the information, will vote the proxy in accordance with these Policies and Procedures and will return the voted proxy to PIMCO's Middle Office Group.

         4. Review. PIMCO's Middle Office Group will review each proxy that was submitted to and completed by the appropriate portfolio manager. PIMCO's Middle Office Group will forward the voted proxy back to IMS West with the portfolio manager's decision as to how it should be voted.

         5. Transmittal to Third Parties. IMS West will document the portfolio manager's decision for each proxy received from PIMCO's Middle Office Group in a format designated by the custodian bank or other third party service provider. IMS West will maintain a log of all corporate actions, including proxy voting, which indicates, among other things, the date the notice was received and verified, PIMCO's response, the date and time the custodian bank or other third party service provider was notified, the expiration date and any action taken.

         6. Information Barriers. Certain entities controlling, controlled by, or under common control with PIMCO ("Affiliates") may be engaged in banking, investment advisory, broker-dealer and investment banking activities. PIMCO personnel and PIMCO's agents are prohibited from disclosing information regarding PIMCO's voting intentions to any Affiliate. Any PIMCO personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which PIMCO or its delegate intend to vote on a specific issue must terminate the contact and notify the Compliance Group immediately.

Categories of Proxy Voting Issues

         In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO considers each proposal on a case-by-case basis, taking into consideration various factors and all relevant facts and circumstances at the time of the vote. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or shareholders, because PIMCO believes the recommendations by the issuer generally are in shareholders' best interests, and therefore in the best economic interest of PIMCO's clients. The following is a non-exhaustive list

-------------------------------------------------------------------------------
                                      433
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------
of issues that may be included in proxy materials submitted to clients of PIMCO, and a non-exhaustive list of factors that PIMCO may consider in determining how to vote the client's proxies.

    Board of Directors

         1. Independence. PIMCO may consider the following factors when voting on director independence issues: (i) majority requirements for the board and the audit, nominating, compensation and/or other board committees; and (ii) whether the issuer adheres to and/or is subject to legal and regulatory requirements.

         2. Director Tenure and Retirement. PIMCO may consider the following factors when voting on limiting the term of outside directors: (i) the introduction of new viewpoints on the board; (ii) a reasonable retirement age for the outside directors; and (iii) the impact on the board's stability and continuity.

         3. Nominations in Elections. PIMCO may consider the following factors when voting on uncontested elections: (i) composition of the board; (ii) nominee availability and attendance at meetings; (iii) any investment made by the nominee in the issuer; and (iv) long-term corporate performance and the price of the issuer's securities.

         4. Separation of Chairman and CEO Positions. PIMCO may consider the following factors when voting on proposals requiring that the positions of chairman of the board and the chief executive officer not be filled by the same person: (i) any potential conflict of interest with respect to the board's ability to review and oversee management's actions; and (ii) any potential effect on the issuer's productivity and efficiency.

         5. D&O Indemnification and Liability Protection. PIMCO may consider the following factors when voting on proposals that include director and officer indemnification and liability protection: (i) indemnifying directors for conduct in the normal course of business; (ii) limiting liability for monetary damages for violating the duty of care; (iii) expanding coverage beyond legal expenses to acts that represent more serious violations of fiduciary obligation than carelessness (e.g. negligence); and (iv) providing expanded coverage in cases where a director's legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company.

         6. Stock Ownership. PIMCO may consider the following factors when voting on proposals on mandatory share ownership requirements for directors: (i) the benefits of additional vested interest in the issuer's stock; (ii) the ability of a director to fulfill his duties to the issuer regardless of the extent of his stock ownership; and (iii) the impact of limiting the number of persons qualified to be directors.



    Proxy Contests and Proxy Contest Defenses

         1. Contested Director Nominations. PIMCO may consider the following factors when voting on proposals for director nominees in a contested election:
(i) background and reason for the proxy contest; (ii) qualifications of the director nominees; (iii) management's track record; (iv) the issuer's long-term financial performance within its industry; (v) assessment of what each side is offering shareholders; (vi) the likelihood that the proposed objectives and goals can be met; and (vii) stock ownership positions of the director nominees.

         2. Reimbursement for Proxy Solicitation Expenses. PIMCO may consider the following factors when voting on reimbursement for proxy solicitation expenses: (i) identity of the persons who will pay the expenses; (ii) estimated total cost of solicitation; (iii) total expenditures to date; (iv) fees to be paid to proxy solicitation firms; and (v) when applicable, terms of a proxy contest settlement.

         3. Ability to Alter the Size of the Board by Shareholders. PIMCO may consider whether the proposal seeks to fix the size of the board and/or require shareholder approval to alter the size of the board.

         4. Ability to Remove Directors by Shareholders. PIMCO may consider whether the proposal allows shareholders to remove directors with or without cause and/or allow shareholders to elect directors and fill board vacancies.



-------------------------------------------------------------------------------
                                      434
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

         5. Cumulative Voting. PIMCO may consider the following factors when voting on cumulative voting proposals: (i) the ability of significant stockholders to elect a director of their choosing; (ii) the ability of minority shareholders to concentrate their support in favor of a director(s) of their choosing; and (iii) any potential limitation placed on the director's ability to work for all shareholders.

         6. Supermajority Shareholder Requirements. PIMCO may consider all relevant factors, including but not limited to limiting the ability of shareholders to effect change when voting on supermajority requirements to approve an issuer's charter or bylaws, or to approve a merger or other significant business combination that would require a level of voting approval in excess of a simple majority.

    Tender Offer Defenses

         1. Classified Boards. PIMCO may consider the following factors when voting on classified boards: (i) providing continuity to the issuer; (ii) promoting long-term planning for the issuer; and (iii) guarding against unsolicited takeovers.

         2. Poison Pills. PIMCO may consider the following factors when voting on poison pills: (i) supporting proposals to require a shareholder vote on other shareholder rights plans; (ii) ratifying or redeeming a poison pill in the interest of protecting the value of the issuer; and (iii) other alternatives to prevent a takeover at a price clearly below the true value of the issuer.

         3. Fair Price Provisions. PIMCO may consider the following factors when voting on proposals with respect to fair price provisions: (i) the vote required to approve the proposed acquisition; (ii) the vote required to repeal the fair price provision; (iii) the mechanism for determining fair price; and (iv) whether these provisions are bundled with other anti-takeover measures (e.g., supermajority voting requirements) that may entrench management and discourage attractive tender offers.

    Capital Structure

         1. Stock Authorizations. PIMCO may consider the following factors to help distinguish between legitimate proposals to authorize increases in common stock for expansion and other corporate purchases and those proposals designed primarily as an anti-takeover device: (i) the purpose and need for the stock increase; (ii) the percentage increase with respect to the authorization currently in place; (iii) voting rights of the stock; and (iv) overall capitalization structure of the issuer.

         2. Issuance of Preferred Stock. PIMCO may consider the following factors when voting on the issuance of preferred stock: (i) whether the new class of preferred stock has unspecified voting, conversion, dividend distribution, and other rights; (ii) whether the issuer expressly states that the stock will not be used as a takeover defense or carry superior voting rights; (iii) whether the issuer specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; and (iv) whether the stated purpose is to raise capital or make acquisitions in the normal course of business.

         3. Stock Splits. PIMCO may consider the following factors when voting on stock splits: (i) the percentage increase in the number of shares with respect to the issuer's existing authorized shares; and (ii) the industry that the issuer is in and the issuer's performance in that industry.

         4. Reversed Stock Splits. PIMCO may consider the following factors when voting on reverse stock splits: (i) the percentage increase in the shares with respect to the issuer's existing authorized stock; and (ii) issues related to delisting the issuer's stock.

    Executive and Director Compensation

         1. Stock Option Plans. PIMCO may consider the following factors when voting on stock option plans: (i) whether the stock option plan expressly permits the repricing of options; (ii) whether the plan could result in earnings dilution of greater than a specified percentage of shares outstanding; (iii) whether the plan has an option exercise price below the market price on the day of the grant; (iv) whether the proposal relates to an amendment to extend the term of options for


-------------------------------------------------------------------------------
                                      435
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------
persons leaving the firm voluntarily or for cause; and (v) whether the stock option plan has certain other embedded features.

         2. Director Compensation. PIMCO may consider the following factors when voting on director compensation: (i) whether director shares are at the same market risk as those of the issuer's shareholders; and (ii) how stock option programs for outside directors compare with the standards of internal stock option programs.

         3. Golden and Tin Parachutes. PIMCO may consider the following factors when voting on golden and/or tin parachutes: (i) whether they will be submitted for shareholder approval; and (ii) the employees covered by the plan and the quality of management.

         State of Incorporation

     State Takeover Statutes. PIMCO may consider the following factors when voting on proposals to opt out of a state takeover statute: (i) the power the statute vests with the issuer's board; (ii) the potential of the statute to stifle bids; and (iii) the potential for the statute to empower the board to negotiate a better deal for shareholders.

    Mergers and Restructurings

         1. Mergers and Acquisitions. PIMCO may consider the following factors when voting on a merger and/or acquisition: (i) anticipated financial and operating benefits as a result of the merger or acquisition; (ii) offer price;
(iii) prospects of the combined companies; (iv) how the deal was negotiated; and
(v) changes in corporate governance and the potential impact on shareholder rights. PIMCO may also consider what impact the merger or acquisition may have on groups/organizations other than the issuer's shareholders.

         2. Corporate Restructurings. With respect to a proxy proposal that includes a spin-off, PIMCO may consider the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives. With respect to a proxy proposal that includes an asset sale, PIMCO may consider the impact on the balance sheet or working capital and the value received for the asset. With respect to a proxy proposal that includes a liquidation, PIMCO may consider management's efforts to pursue alternatives, the appraisal value of assets, and the compensation plan for executives managing the liquidation.



         Investment Company Proxies



For a client that is invested in an investment company, PIMCO votes each proxy of the investment company on a case-by-case basis and takes all reasonable steps to ensure that proxies are voted consistent with all applicable investment policies of the client and in accordance with any resolutions or other instructions approved by authorized persons of the client.



For a client that is invested in an investment company that is advised by PIMCO or its affiliates, if there is a conflict of interest which may be presented when voting for the client (e.g., a proposal to approve a contract between PIMCO and the investment company), PIMCO will resolve the conflict by doing any one of the following: (i) voting in accordance with the instructions/consent of the client after providing notice of and disclosing the conflict to that client;
(ii) voting the proxy in accordance with the recommendation of an independent third-party service provider; or (iii) delegating the vote to an independent third-party service provider.



         1. Election of Directors or Trustees. PIMCO may consider the following factors when voting on the director or trustee nominees of a mutual fund: (i) board structure, director independence and qualifications, and


-------------------------------------------------------------------------------
                                      436
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------
compensation paid by the fund and the family of funds; (ii) availability and attendance at board and committee meetings; (iii) investments made by the nominees in the fund; and (iv) the fund's performance.



         2. Converting Closed-end Fund to Open-end Fund. PIMCO may consider the following factors when voting on converting a closed-end fund to an open-end fund: (i) past performance as a closed-end fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address any discount of the fund's shares; (iv) past shareholder activism; (v) board activity; and (vi) votes on related proposals.



         3. Proxy Contests. PIMCO may consider the following factors related to a proxy contest: (i) past performance of the fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address past shareholder activism; (iv) board activity; and (v) votes on related proposals.



         4. Investment Advisory Agreements. PIMCO may consider the following factors related to approval of an investment advisory agreement: (i) proposed and current fee arrangements/schedules; (ii) fund category/investment objective;
(iii) performance benchmarks; (iv) share price performance as compared with peers; and (v) the magnitude of any fee increase and the reasons for such fee increase.



         5. Policies Established in Accordance with the 1940 Act. PIMCO may consider the following factors: (i) the extent to which the proposed changes fundamentally alter the investment focus of the fund and comply with SEC interpretation; (ii) potential competitiveness; (iii) regulatory developments; and (iv) current and potential returns and risks.



         6. Changing a Fundamental Restriction to a Non-fundamental Restriction. PIMCO may consider the following when voting on a proposal to change a fundamental restriction to a non-fundamental restriction: (i) reasons given by the board and management for the change; and (ii) the projected impact of the change on the fund's portfolio.



         7. Distribution Agreements. PIMCO may consider the following when voting on a proposal to approve a distribution agreement: (i) fees charged to comparably sized funds with similar investment objectives; (ii) the distributor's reputation and past performance; and (iii) competitiveness of the fund among other similar funds in the industry.



         8. Names Rule Proposals. PIMCO may consider the following factors when voting on a proposal to change a fund name, consistent with Rule 35d-1 of the 1940 Act: (i) whether the fund invests a minimum of 80% of its assets in the type of investments suggested by the proposed name; (ii) the political and economic changes in the target market; and (iii) current asset composition.



         9. Disposition of Assets/Termination/Liquidation. PIMCO may consider the following when voting on a proposal to dispose of fund assets, terminate, or liquidate the fund: (i) strategies employed to salvage the fund; (ii) the fund's past performance; and (iii) the terms of the liquidation.



-------------------------------------------------------------------------------
                                      437
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

         10. Changes to Charter Documents. PIMCO may consider the following when voting on a proposal to change a fund's charter documents: (i) degree of change implied by the proposal; (ii) efficiencies that could result; (iii) state of incorporation; and (iv) regulatory standards and implications.



         11. Changing the Domicile of a Fund. PIMCO may consider the following when voting on a proposal to change the domicile of a fund: (i) regulations of both states; (ii) required fundamental policies of both states; and (iii) the increased flexibility available.



         12. Change in Fund's Subclassification. PIMCO may consider the following when voting on a change in a fund's subclassification from diversified to non-diversified or to permit concentration in an industry: (i) potential competitiveness; (ii) current and potential returns; (iii) risk of concentration; and (iv) consolidation in the target industry.

         Distressed and Defaulted Securities

1. Waivers and Consents. PIMCO may consider the following when determining whether to support a waiver or consent to changes in provisions of indentures governing debt securities which are held on behalf of clients: (i) likelihood that the granting of such waiver or consent will potentially increase recovery to clients; (ii) potential for avoiding cross-defaults under other agreements; and (iii) likelihood that deferral of default will give the obligor an opportunity to improve its business operations.

2. Voting on Chapter 11 Plans of Liquidation or Reorganization. PIMCO may consider the following when determining whether to vote for or against a Chapter 11 plan in a case pending with respect to an obligor under debt securities which are held on behalf of clients: (i) other alternatives to the proposed plan; (ii) whether clients are treated appropriately and in accordance with applicable law with respect to their distributions; (iii) whether the vote is likely to increase or decrease recoveries to clients.

    Miscellaneous Provisions

         1. Such Other Business. Proxy ballots sometimes contain a proposal granting the board authority to "transact such other business as may properly come before the meeting." PIMCO may consider the following factors when developing a position on proxy ballots that contain a proposal granting the board authority to "transact such other business as may properly come before the meeting": (i) whether the board is limited in what actions it may legally take within such authority; and (ii) PIMCO's responsibility to consider actions before supporting them.

         2. Equal Access. PIMCO may consider the following factors when voting on equal access: (i) the opportunity for significant company shareholders to evaluate and propose voting recommendations on proxy proposals and director nominees, and to nominate candidates to the board; and (ii) the added complexity and burden of providing shareholders with access to proxy materials.

         3. Charitable Contributions. PIMCO may consider the following factors when voting on charitable contributions: (i) the potential benefits to shareholders; and (ii) the potential impact on the issuer's resources that could have been used to increase shareholder value.



         4. Special Interest Issues. PIMCO may consider the following factors when voting on special interest issues: (i) the long-term benefit to shareholders of promoting corporate accountability and responsibility on social issues; (ii) management's responsibility with respect to special interest issues; (iii) any economic costs and restrictions on management; (iv) a client's instruction to vote proxies in a specific manner and/or in a manner

-------------------------------------------------------------------------------
                                      438
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------
different from these Policies and Procedures; and (v) the responsibility to vote proxies for the greatest long-term shareholder value.


-------------------------------------------------------------------------------
                                      439
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------


                                                     * * * * *

                SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC.

    Policy Relating To Identifying And Acting Upon Conflicts Of Interest In
                  Connection With Its Proxy Voting Obligations

This document sets forth Schroder Investment Management North America Inc.'s ("Schroders") policy with respect to proxy voting and its procedures to comply with Rule 206(4)-6 under the Investment Advisers Act of 1940 and Rule 30b1-4 under the Investment Company Act of 1940. Specifically, Rule 206(4)-6 requires that Schroders:

o Adopt and implement written policies and procedures reasonably designed to ensure that proxies are voted in the best interest of clients and

o Disclose its proxy voting policies and procedures to clients and inform them how they may obtain information about how Schroders voted proxies.

Rule 30b1-4 requires that the Schroders US Mutual Funds (the "Funds"):

o Disclose their proxy voting policies and procedures in their registration statements and

o Annually, file with the SEC and make available to shareholders their actual proxy voting.


(A) PROXY VOTING GENERAL PRINCIPLES

Schroders will evaluate and usually vote for or against all proxy requests relating to securities held in any account managed by Schroders (unless this responsibility has been retained by the client).

Proxies will be treated and evaluated with the same attention and investment skill as the trading of securities in the accounts.

Proxies will be voted in a manner which is deemed most likely to protect and enhance the longer term value of the security as an asset to the account.

PROXY COMMITTEE

The Proxy Committee consists of investment professionals and other officers and is responsible for ensuring compliance with this proxy voting policy. The Committee meets quarterly to review proxies voted, policy guidelines and to examine any issues raised, including a review of any votes cast in connection with controversial issues.

The procedure for evaluating proxy requests is as follows:

Schroders' Global Corporate Governance Team (the "Team") is responsible for the initial evaluation of the proxy request, for seeking advice where necessary, especially from the US small cap and mid cap product heads, and for consulting with portfolio managers who have invested in the company should a controversial issue arise.

When making proxy-voting decisions, Schroders generally adheres to the Global Corporate Governance Policy (the "Policy"), as revised from time to time. The Policy, which has been developed by Schroders' Global Corporate Governance Team and approved by the Schroders Proxy Committee, sets forth Schroders's positions on recurring issues and criteria for addressing non-recurring issues. The Policy is a part of these procedures and is incorporated herein by reference. The Proxy Committee exercises oversight to assure that proxies are voted in accordance with the Policy and that any votes inconsistent with the Policy or against management are appropriately documented.

Schroders uses Institutional Shareholder Services, Inc. ("ISS") to assist in voting proxies. ISS provides proxy research, voting and vote-reporting services. ISS's primary function with respect to Schroders is to apprise the Group of shareholder meeting dates of all securities holdings, translate proxy materials received from companies, provide associated research and provide considerations and recommendations for voting on particular proxy proposals. Although Schroders may consider ISS's and others' recommendations on proxy issues, Schroders bears ultimate responsibility for proxy voting decisions.

Schroders may also consider the recommendations and research of other providers, including the National Association of Pension Funds' Voting Issues Service.


-------------------------------------------------------------------------------
                                      440
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

CONFLICTS

From time to time, proxy voting proposals may raise conflicts between the interests of Schroders's clients and the interests of Schroders and/or its employees. Schroders is adopting this policy and procedures to ensure that decisions to vote the proxies are based on the clients' best interests.

For example, conflicts of interest may arise when:
o Proxy votes regarding non-routine matters are solicited by an issuer that, directly or indirectly, has a client relationship with Schroders;

o   A proponent of a proxy proposal has a client relationship with Schroders;

o   A proponent of a proxy proposal has a business relationship with Schroders;

o Schroders has business relationships with participants in proxy contests, corporate directors or director candidates;

The Team is responsible for identifying proxy voting proposals that may present a material conflict of interest. If Schroders receives a proxy relating to an issuer that raises a conflict of interest, the Team shall determine whether the conflict is "material" to any specific proposal included within the proxy. The Team will determine whether a proposal is material as follows:

o Routine Proxy Proposals: Proxy proposals that are "routine" shall be presumed not to involve a material conflict of interest unless the Team has actual knowledge that a routine proposal should be treated as material. For this purpose, "routine" proposals would typically include matters such as uncontested election of directors, meeting formalities, and approval of an annual report/financial statements.

o Non-Routine Proxy Proposals: Proxy proposals that are "non-routine" will be presumed to involve a material conflict of interest, unless the Team determines that neither Schroders nor its personnel have a conflict of interest or the conflict is unrelated to the proposal in question. For this purpose, "non-routine" proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock, option plans, retirement plans, profit-sharing or other special remuneration plans). If the Team determines that there is, or may be perceived to be, a conflict of interest when voting a proxy, Schroders will address matters involving such conflicts of interest as follows: A. If a proposal is addressed by the Policy, Schroders will vote in accordance with such Policy; B. If Schroders believes it is in the best interests of clients to depart from the Policy, Schroders will be subject to the requirements of C or D below, as applicable; C. If the proxy proposal is (1) not addressed by the Policy or (2) requires a case-by-case determination, Schroders may vote such proxy as it determines to be in the best interest of clients, without taking any action described in D below, provided that such vote would be against Schroders's own interest in the matter (i.e., against the perceived or actual conflict). The rationale of such vote will be memorialized in writing; and D. If the proxy proposal is
     (1) not addressed by the Policy or (2) requires a case-by-case determination, and Schroders believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then Schroders must take one of the following actions in voting such proxy: (a) vote in accordance with ISS' recommendation; (b) inform the client(s) of the conflict of interest and obtain consent to vote the proxy as recommended by Schroders; or (c) obtain approval of the decision from the Chief Compliance Officer and the Chief Investment Officer. The rationale of such vote will be memorialized in writing.

RECORD OF PROXY VOTING The Team will maintain, or have available, written or electronic copies of each proxy statement received and of each executed proxy.

The Team will also maintain records relating to each proxy, including (i) the voting decision with regard to each proxy; and (ii) any documents created by the Team and/or the Proxy Committee, or others, that were material to making the voting decision; (iii) any decisions of the Chief Compliance Officer and the Chief Investment Officer.

Schroders will maintain a record of each written request from a client for proxy voting information and its written response to any request (oral or written) from any client for proxy voting information.

Such records will be maintained for six years and may be retained electronically.


-------------------------------------------------------------------------------
                                      441
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

Additional Reports and Disclosures for the Schroder Funds

The Funds must disclose their policies and procedures for voting proxies in their Statement of Additional Information. In addition to the records required to be maintained by Schroders, the following information will be made available to the Funds or their agent to enable the Funds to file Form N-PX under Rule 30b1-4: For each matter on which a fund is entitled to vote:

o    Name of the issuer of the security;

o    Exchange ticker symbol;

o    CUSIP number, if available;

o    Shareholder meeting date;

o    Brief summary of the matter voted upon;

o    Source of the proposal, i.e., issuer or shareholder;

o    Whether the fund voted on the matter;

o    How the fund voted; and

o    Whether the fund voted with or against management.

Further, the Funds are required to make available to shareholders the Funds' actual proxy voting record. If requested, the most recently filed Form N-PX must be sent within three (3) days of receipt of the request.


July 30, 2003


-------------------------------------------------------------------------------
                                      442
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

                         Schroder Investment Management

                           Global Corporate Governance

                                 Policy Synopsis



We believe that companies, which are well governed and operate in a responsible and sustainable way, should have the culture and transparent mechanisms in place to support their long-term health and shareholder value. Good corporate governance establishes a framework that facilitates both this and the agency relationship that exists between shareholders and a company's management.



Schroders' approach



As an active manager, we adopt an integrated approach to investment, which combines the skills of fund managers, analysts and dedicated corporate governance specialists in a focussed, individual approach to companies. Decisions to invest in or sell a share are made on the basis of shareholder value and risk and, in making such decisions, corporate governance is one of the range of issues that is taken into account.



Our assessment of the companies in which we invest is based on a reasoned and pragmatic approach. This recognises that companies, whether in different markets or in terms of size or industry, do not all conform to a single structure and, as a result, their approach to issues and the proposals or resolutions that they bring forward, may not always be `standard'.



While it is not our role or intention to get involved in the micro-management of companies, it is our role to monitor the stewardship of the underlying assets and operations that make up our investments. A considered policy on corporate governance and proxy voting is, therefore, an integral part of our approach to protecting our clients' long-term interests and the value of the investments made on their behalf.


Proxy Voting



Voting rights represent one of the most tangible forms of engagement with companies. At their most significant, these can affect the structure, development and future of a company. More commonly, they highlight perceived issues and shareholder concerns to management. In addition, they also routinely provide shareholder endorsement for management.



We recognise our responsibility to make considered use of voting rights that are an integral part of the assets that we manage. We therefore evaluate voting issues on investments and, where we have the authority to do so, vote on them in line with our fiduciary responsibilities, in what we deem to be the long-term financial interests of our clients.



We normally support the management of companies in which we invest in routine, non-controversial matters e.g. the election of directors or the approval of distributions and dividends. We will, however,


-------------------------------------------------------------------------------
                                      443
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------
withhold support or oppose management if we believe that it is in the best long-term interests of our clients to do so. Where we believe that significant issues exist or issues remain unresolved after discussions with management we may also, if appropriate, take action in addition to voting; for example, through attendance and participation at shareholder meetings.



Operational arrangements



At an operational level corporate governance and proxy voting is overseen by a Committee of fund managers working with corporate governance specialists, investment analysts, and others. Their role is threefold (i) to monitor and advise on specific corporate governance issues (ii) to ensure compliance with our corporate governance and proxy voting policies and (iii) to review those policies.



The Corporate Governance Team report to the Committee, and have responsibility for assessing Annual and Extraordinary General Meeting resolutions of the companies in which we invest. Other relevant members of our research and fund management teams are engaged in the process when addressing controversial issues or issues which could potentially damage shareholder value. With corporate governance integrated into the overall investment process, rather than being dealt with as a separate function, the focus is on ensuring that voting rights are used to enhance and protect the long-term interests and value of our investments.



By way of example, in assessing voting issues the following are indicative of the types of proposal that would give rise to concern and, consequently, would generally be opposed:



o Any proposal materially reducing shareholders' rights or damaging to shareholders' interests.


o Proposals to allow unlimited capital authorisations or blank cheque preferred stock.


o The disapplication of pre-emption rights in breach of recognised market guidelines or, in any case, an overall limit of 10%.


o Non-preemptive issues at a discount of more than 5% to the prevailing market price.

o Proposals to raise capital from the public markets using different classes of share that, in particular, do not feature one vote for each share.


o The creation or continuation of poison pill arrangements, take-over defences or other equivalent arrangements.

o The discharge or indemnification of the Board or Management where we are aware of outstanding issues.


o The introduction of classified or staggered boards or any other move away from annual re-election of directors.


o
-------------------------------------------------------------------------------
                                      444
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

o The appointment or re-appointment of any director where that individual's appointment would lead to an unacceptable proportion of non-independent directors on the Board or on a board sub-committee.


o Proposals on elements of directors' remuneration that are excessive relative to comparable companies in the industry.

o Incentive plan proposals that are not structured in line with market best practice in relation to performance linkage, pricing or dilution.

o The appointment or re-appointment of auditors where there are significant concerns about their suitability.


o Any proposals to include auditors in directors and officers liability insurance or otherwise indemnify them.


SIMIL will evaluate and vote for or against any proxy requests relating to the following securities:

     o    Largest 500 International holdings by value.

     o    Largest 250 UK holdings by value.

     o    Japanese holdings where SIM hold above 5% of market capital.

     o    European Small Cap holdings where SIM own above 2% of market capital.


SIMIL will normally vote all proxies unless there is insufficient information with which to make a decision or where market conventions make it onerous or expensive to vote compared with the benefits of doing so.



Regular reports are made available to clients on the use made of voting rights.


The following is a supplemental note- outlining Global Corporate Governance
Principles:

                     GLOBAL CORPORATE GOVERNANCE PRINCIPLES



Levels of regulation, disclosure and accountability can vary considerable between markets and, from a practical perspective, it is necessary to assess companies in context against prevailing best practice, having regard to prevailing market practice, in particular, local regulatory and legal standards and frameworks. By way of example for two leading financial markets these include:



(i) UK - Financial Services Authority (FSA) Listing Rules, The Combined Code(10) and the Pre-emption Group Guidelines(11).



(ii) US - Securities and Exchange Commission (SEC) Regulations(12), the Investment Company Institute(13) and the Council of Institutional Investors(14) guidelines on governance.

-------------------------
(10) : http://www.fsa.gov.uk/ukla
(11) : http://www.ivis.computasoft.com


-------------------------------------------------------------------------------
                                      445
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

While recognising such variations, it is nevertheless appropriate to articulate the core principles of good practice that all companies accessing the global capital markets should, as a minimum, aspire to and which underpin our views on a global approach to corporate governance. These are set out below and draw on the principles established by the Organisation for Economic Co-operation and Development ("OECD")(15), and the International Corporate Governance Network ("ICGN")(16).



Taking a long-term view, the development, enhancement, promotion and understanding of appropriate standards and industry best practice, both across sectors and across markets, is important. Reflecting this we participate in and/or support a range of initiatives and organisations, both at a national level and internationally(17).



1. CORPORATE OBJECTIVE

The overriding objective of a company should be to optimise over time the returns to its shareholders. Corporate governance practices should focus board attention on this. Where other considerations might significantly or materially affect this objective, such as issues of corporate social responsibility or legislative and regulatory requirements, they should be clearly identified and disclosed, along with appropriate details of the company's policy and approach to them.

In seeking to achieve this objective, the company should focus on excelling in specific sector peer group comparisons and on the long-term viability of its business and manage its relationships with stakeholders effectively and sensitively. i.e. those with a legitimate interest in the operation of the business, such as employees, customers, suppliers, creditors and the communities in which the company operates.

2. COMMUNICATIONS, TRANSPARENCY AND REPORTING

Companies should disclose accurate, adequate, clear and timely information, in particular meeting market guidelines where they exist, so as to allow investors to make informed decisions about the acquisition, ownership, obligations and rights, and sale of shares. Clarity and transparency over the company's governance arrangements is a key element of this.


3. STRATEGIC FOCUS

Where management propose significant changes to the business or significant transactions shareholders should be given the right to approve the proposals.

o Major strategic modifications to the core business(es) of a company should not be made without prior shareholder approval of the proposed modification.
o Major corporate changes that in substance or effect materially dilute the equity or erode the economic interests or share ownership rights of existing shareholders(18) should not be made without prior shareholder approval of the proposed change.

----------------------
(12) : http://www.sec.gov/
(13) : http://www.ici.org/newsroom/industry_issues_governance.html (see also Appendix B)
(14) : http://www.cii.org/policy.htm
(15) : www.oecd.org - see section headed 'governance':
       http://www.oecd.org/daf/corporate-affairs/governance/
(16) : www.icgn.org
(17) : For example, the Institute of International Finance's Equity Advisory Group on international investment in the emerging markets and corporate governance (www.iif.com)

-------------------------------------------------------------------------------
                                      446
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

o In addition, with the exception of those that could reasonably be deemed insignificant, any transactions with related parties(19) should not be made without prior shareholder approval.

o Shareholders should be given sufficient information about any such proposal(20), sufficiently early, to allow them to make an informed judgement and exercise their voting rights.

4. BOARD OF DIRECTORS

The board of directors, or supervisory board, (as an entity and each of its members as individuals) is a fiduciary for all shareholders, and should be accountable to the shareholder body as a whole.

o Boards should adopt effective corporate governance policies, structures and practices that should protect and enhance accountability to and equal treatment of shareholders.

o Boards should neither be too small to maintain the needed expertise and independence, nor too large to be efficiently functional. Independent(21) non-executives should ideally comprise a substantial majority of the board though we recognise that board structures in some markets may not enable this. Every individual member of the board should stand for re-election annually (or no less than every three years where annual re-election is not the norm or best practice).

o Audit and remuneration sub-committees should be established and composed wholly of independent non-executives. A nomination sub-committee should be established and should ideally be composed wholly of non-executives, at least two thirds of whom should be independent.

o Companies should disclose - at the time of the appointment to the board and thereafter in each annual report or proxy statement - sufficient biographical information(22) to enable investors to make a reasonable assessment of the value they add to the company and their independence. Information on the appointment procedure should also be disclosed annually.

o Boards should ensure that non-executive members have appropriate competencies and their responsibilities should include monitoring and contributing effectively to the strategy and performance of management, staffing key committees of the board, and influencing the conduct of the board as a whole.

5. INTERNAL CONTROLS AND AUDIT


Directors must ensure they maintain a sound system of internal control and review its effectiveness regularly, seeking to embrace best practice(23) in this area. Investor perceptions of a company are influenced by the level of risk that it faces and by the way it manages those risks.


o The role of the Audit Committee is key both to ensuring that a sound system of internal control is maintained in a company, including ensuring that the company presents a balanced, clear and understandable assessment of its position and prospects, as well as the accounting policies and practices it adopts. (General adherence to minimum standards will rarely be sufficient).

------------------------------------
(18): for example a sale or transfer of 10% or more of the company or group (on a consolidated basis), measured by gross assets, net profits before tax, turnover or gross capital.
(19): for example, transactions with (i) members of the board or senior executives, their families, associates or businesses in which they have an ownership stake or (ii) major shareholders and their affiliates.
(20): this might include, for example, advice form the independent directors that a proposal or transactions was in the best interests of shareholders as a whole.
(21): An outline of factors we consider may affect independence is available on request.
(22): Including: their identities, age, core competencies, professional or other backgrounds, other current and former position held, factors affecting independence, overall qualifications of board members and nominees and, for existing board members, their attendance at board meetings over both the period and preceding one.
(23) : for example, the UK's Turnbull Guidance - 'Internal; Control - Guidance for Directors on the Combined Code' (1999) - focuses on the adoption of a risk-based approach to establishing proper internal controls, reviewing its effectiveness and the minimum level of disclosure appropriate - www.icaew.co.uk/internalcontrol

-------------------------------------------------------------------------------
                                      447
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

o The chairmen and members of board audit, remuneration and nomination committees should be appointed by the board as a whole, pursuant to a transparent procedure. Committees should select all advisers or service providers.

o Auditor independence is an important element of a balanced corporate governance regime. Where that independence is compromised or could be perceived as being compromised due to a conflict of interest, a firm's independence as auditor may be called into question. Audit Committees should monitor and review both the arrangements for the day-to-day operation of the audit relationship and any issues that might, or might be perceived as, compromising auditor independence.

6. VOTING RIGHTS

Companies should ensure that shareholders are properly enabled to exercise their voting rights:

o Shareholder approval should be required for any proposal that might significantly affect shareholder rights, interests or value(24).
o Voting rights should be exercisable on each separate issues individually, hence bundled resolution are not appropriate.
o In raising capital from the public markets, companies should avoid creating different classes of share and their ordinary shares should feature one vote for each share(25).

Companies should act to ensure the owners' rights to vote and investors have a responsibility to vote. In addition it is important that legislators and regulators should facilitate voting rights and timely disclosure of voting levels. Additional guidance on this issue is available from the International Corporate Governance Network.(26)


7. CORPORATE REMUNERATION POLICIES

Remuneration of supervisory board members, company directors and key executives should be aligned with the interests of shareholders.

o Executive share schemes, incentive plans and shareholding requirements are now common mechanisms in many markets that, where properly structured, help align participants' interests with those of shareholders and incentivise them, as well as facilitating the recruitment and retention of key executives.
o Broad-based employee share ownership plans or other profit-sharing schemes are effective market mechanisms that promote employee participation. However, such schemes should not be introduced without prior shareholder approval.
o Companies should disclose in each annual report or proxy statement the board's policies on remuneration, along with a break down of individual board members' remuneration (and ideally that of top executives) so that investors can judge whether corporate pay policies and practices are aligned with shareholder interests.
o Sufficient disclosure should also be made in each annual report or proxy statement to enable shareholders to assess their link and contribution to performance.

-----------------------------
(24): For example, share buy-backs (other than by tender offer) at a premium to the prevailing market price or excessive proposals or authorities to issue shares on a non-preemptive basis.
(25): This would not be taken to cover preference shares (preferred stock) that are a recognised market security, which provide for a specific dividend that is paid before any dividends are paid to holders of ordinary shares (common stock). These take precedence over ordinary shares in the event of a liquidation and, other than in exceptional circumstances, they do not usually carry voting rights.
(26) : 'Statement on Global Implementation of ICGN Share Voting Principles' (July 2000) (www.icgn.org)

-------------------------------------------------------------------------------
                                      448
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

8. CORPORATE SOCIAL RESPONSIBILITY

Companies should adhere to all applicable laws and regulations of the jurisdictions in which they operate. Boards that are sensitive to and strive for active co-operation with stakeholders will be most likely to create wealth, employment and sustainable economies.

Increasingly shareholders and special interest groups are lobbying companies on issues of corporate social responsibility (social, ethical and environmental issues). Given the range of standards and guidelines currently in circulation and, given the extent of overlap that exists, we do not believe it is appropriate for us to select one standard in preference to another. Rather, it is for each company to ensure that they adopt appropriate, transparent policies on CSR issues and make suitable disclosures publicly available.



In considering appropriate standards, companies should ensure that the policies and standards they adopt are at least fully compliant with local laws and standards, as well as compatible and comparable to appropriate international standards, for example OECD Guidelines(27) or International Labour Organisation
(ILO) Conventions(28) and other relevant industry standards.


In doing so companies should disclose their policies on issues involving stakeholders, including employment, the workplace and environmental matters.

9. SMALLER COMPANIES



Markets and economies need small and growth companies with drive and imagination and such companies need access to affordable finance and capital. Inevitably there will be such companies whose particular circumstances mean that full compliance with best practice is at best difficult or, in some cases, inappropriate (As an institutional investor with a substantial commitment to smaller companies, we are aware of the particular issues and dynamics that can exist for such companies).

o In considering small company practice we will adopt a pragmatic and flexible approach where that is appropriate.
o In return small companies should adopt a transparent and reasoned approach to derogations from best practice that are required.

10. INVESTMENT COMPANY GOVERNANCE

A separate briefing note on Investment Company Governance is available on request.

11. CORPORATE GOVERNANCE IMPLEMENTATION

Where codes of best corporate governance practice exist, they should be applied openly and pragmatically. Where they do not yet exist, investors and others should endeavour to assist in their development.

o Corporate governance issues between shareholders, the board and management should be pursued by dialogue.

--------------------------------
(27) : e.g. The OECD Guidelines for Multinational Enterprises (Revision 2000),
(28) : The United Nations' social and labour standards agency - http://www.ilo.org

-------------------------------------------------------------------------------
                                      449
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

o This should be done with a view to resolving disputes, if possible, through negotiation, mediation or arbitration.

o Where those means fail, more forceful remedies should be available and feasible. For instance, investors should have the right to sponsor resolutions or convene extraordinary meetings.
o Where necessary government, regulatory authorities and other concerned bodies should be involved in seeking solutions to corporate governance issues.



-------------------------------------------------------------------------------
                                      450
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

                     PRUDENTIAL INVESTMENT MANAGEMENT, INC.
                               Public Fixed Income

         Statement of Policy and Procedures for Voting Proxies on Behalf
                        of Client Discretionary Accounts

                                 August 1, 2003

                                Table of Contents

Introduction

This statement sets forth PIM Public Fixed Income's (PIM-PFI) policy for the voting of proxies on securities held in client portfolios for which PIM-PFI provides discretionary investment management services. This policy will be updated and redistributed as needed to address changes in proxy voting issues.

Over the last several years, proxy voting has attracted increased investor attention. Once viewed as merely routine, proxy votes are now seen as having the potential to significantly affect investment valuations. This statement responds to this heightened awareness. While this trend has gathered greatest momentum in the U.S., proxy issues are also the subject of greater focus abroad.

PIM-PFI's principal concern in voting proxies is the economic effect of the proposal on the value of our clients' portfolio holdings, both in the short term and long term. In many cases, we believe that our clients' economic interests are consistent with management. In others, however, proposals set forth by management (such as anti-takeover provisions) may have a negative effect on the value of portfolio holdings.

PIM-PFI attempts to actively monitor developments in the proxy voting arena. This statement is based on an historical analysis of proxy issues and a continuing review of new proposals and legislative changes.

For U.S. proxies, PIM-PFI generally will:
o   Vote with management on routine matters.
    Examples:
        Appointment of accountants
        Election of directors

o   Analyze financial impact of other issues and vote on a case-by-case basis.
    Examples:
        Anti-takeover provisions
        Establishment of stock option plans
        Mergers, acquisitions and reorganizations
        Indemnification of directors

o Evaluate the economic impact of social, political, or environmental proposals and vote on a case-by-case basis.

For foreign securities, PIM-PFI generally will vote in accordance with our U.S. guidelines, though we will retain more flexibility to vote with management on foreign proxy issues under certain circumstances.

A more detailed discussion of PIM-PFI's proxy voting procedure is available in Appendix I.

General

Proxy solicitations are initially sent by the issuer of the securities to the trustee or custodian bank, or to their designated proxy facilitator. Unless a client has instructed otherwise, the trustee or custodian or their agent then signs the proxy in blank and forwards it to PIM-PFI's operations unit. In certain cases pursuant to client instructions, the trustee or custodian bank or agent will forward the proxy and request voting instructions from PIM-PFI. In such cases, the trustee, custodian, or agent will send a copy of the proxy and their request for voting instructions to PIM-PFI's operations unit.


-------------------------------------------------------------------------------
                                      451
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

PIM-PFI retains records on all proxies received, votes entered, and voting instructions delivered. Clients may request to see the records for their portfolios at any time.

For U.S. securities, the proxy is reviewed and voted in accordance with the policy described in the Appendix. In the event that: 1. the proposal is a merger, acquisition or reorganization, 2. the proposal is not addressed in the policy statement, or 3. PIM-PFI is aware of circumstances that would suggest a vote not in accordance with the policy,

The proxy will be referred to the applicable portfolio manager(s) (PM) for all non-index portfolios. For index portfolios, the proxy will be voted the same as for the actively managed accounts where other managers hold the same security, or as otherwise noted within this policy. In cases where the PMs of the actively-managed accounts are voting against policy, or where two or more PMs are not in agreement on a particular vote, the Proxy Voting Committee (described below) will determine how the proxy should be voted.

The proposal will be discussed and in general the vote will follow the recommendation of the largest shareholding portfolio manager. This position will be shared with the other PMs and, if they agree, a unified PIM-PFI vote on the issue will be established, unless a particular client has withheld from PIM-PFI the right to decide how shares held in their advisory account should be voted, or has instructed PIM-PFI to vote on the issue in a specific manner. Depending on the nature and significance of the subject matter, the PM(s) may decide to sell the security. On occasion, PIM-PFI will be in contact with other major shareholders who have an interest in the outcome of a vote. On occasion, we will discuss our votes with company management.

Similarly, proxies for foreign securities are forwarded to PIM-PFI by our global custodial banks. Timeliness of receipt varies widely by market. In some countries, such as the United Kingdom, Hong Kong and Singapore, proxies are usually delivered promptly, enabling us to submit a vote prior to the shareholder meeting.

In others, however (most notably Japan), proxies are usually received after the deadline for submission for votes has passed. As a result, to effectively vote proxies in those markets, PIM-PFI would need to hire a local agent to attend a company's annual meeting. We would evaluate the cost versus the benefit and expect to hire an agent only if there is a critical issue which could significantly affect shareholder value.

In general, we will consider management's overall attention to shareholder issues when contemplating a vote against management. We will generally vote with management who have a demonstrated shareholder orientation, even if the vote would be contrary to one of our specific policies. In making this determination, we will pay particular attention to a company's investor information efforts, as compared to their foreign peers.

In those countries that sequester (block) shares prior to a meeting, we will refrain from voting.

Proxy Voting Committee

A Proxy Voting Committee has been established to set broad policy in this area, to respond to changes in corporate governance, to review the overall exercise of PIM-PFI's proxy voting authority, and to assist in the determination of PIM-PFI's vote on specific issues. The committee will meet as needed and a quorum will consist of three members. Positions will be accepted by a majority vote of members or their designees.

This internal committee is composed of James Sullivan, Chairperson; the High Yield and Corporate investment desk heads; and the head of Credit Research. As of August 1, 2003, those individuals are, respectively:
    Paul Appleby, Steven Kellner, Richard Greenwood


-------------------------------------------------------------------------------
                                      452
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

              PRUDENTIAL INVESTMENT MANAGEMENT: Public Fixed Income





                       Statement of Policy and Procedures
                          for Voting Proxies on Behalf
                        of Client Discretionary Accounts










                                 AUGUST 1, 2003
-----------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                      453
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

    Statement of Policy for Voting Proxies
    on Behalf of Client Discretionary Accounts




    Introduction


This statement sets forth PIM Public Fixed Income's (PIM-PFI) policy for the voting of proxies on securities held in client portfolios for which PIM-PFI provides discretionary investment management services. This policy will be updated and redistributed as needed to address changes in proxy voting issues.

Over the last several years, proxy voting has attracted increased investor attention. Once viewed as merely routine, proxy votes are now seen as having the potential to significantly affect investment valuations. This statement responds to this heightened awareness. While this trend has gathered greatest momentum in the U.S., proxy issues are also the subject of greater focus abroad.

PIM-PFI's principal concern in voting proxies is the economic effect of the proposal on the value of our clients' portfolio holdings, both in the short term and long term. In many cases, we believe that our clients' economic interests are consistent with management. In others, however, proposals set forth by management (such as anti-takeover provisions) may have a negative effect on the value of portfolio holdings.

PIM-PFI attempts to actively monitor developments in the proxy voting arena. This statement is based on an historical analysis of proxy issues and a continuing review of new proposals and legislative changes.








-------------------------------------------------------------------------------
                                      454
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

Proxy Policy


For U.S. proxies, PIM-PFI generally will:

o Vote with management on routine matters.
Examples:
Appointment of accountants Election of directors

o     Analyze financial impact of other issues and vote on a case-by-case basis.
      Examples:
      Anti-takeover provisions
      Establishment of stock option plans
      Mergers, acquisitions and reorganizations
      Indemnification of directors

o Evaluate the economic impact of social, political, or environmental proposals and vote on a case-by-case basis.

For foreign securities, PIM-PFI generally will vote in accordance with our U.S. guidelines, though we will retain more flexibility to vote with management on foreign proxy issues under certain circumstances.


A more detailed discussion of PIM-PFI's proxy voting procedure is available in Appendix I.




-------------------------------------------------------------------------------
                                      455
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

Proxy Voting Procedures

General
Proxy solicitations are initially sent by the issuer of the securities to the trustee or custodian bank, or to their designated proxy facilitator. Unless a client has instructed otherwise, the trustee or custodian or their agent then signs the proxy in blank and forwards it to PIM-PFI's operations unit. In certain cases pursuant to client instructions, the trustee or custodian bank or agent will forward the proxy and request voting instructions from PIM-PFI. In such cases, the trustee, custodian, or agent will send a copy of the proxy and their request for voting instructions to PIM-PFI's operations unit.

PIM-PFI retains records on all proxies received, votes entered, and voting instructions delivered. Clients may request to see the records for their portfolios at any time.

For U.S. securities, the proxy is reviewed and voted in accordance with the policy described in the Appendix. In the event that:

    1.   the proposal is a merger, acquisition or reorganization,
    2.   the proposal is not addressed in the policy statement, or
    3. PIM-PFI is aware of circumstances that would suggest a vote not in accordance with the policy,

the proxy will be referred to the applicable portfolio manager(s) (PM) for all non-index portfolios. For index portfolios, the proxy will be voted the same as for the actively managed accounts where other managers hold the same security, or as otherwise noted within this policy. In cases where the PMs of the actively-managed accounts are voting against policy, or where two or more PMs are not in agreement on a particular vote, the Proxy Voting Committee (described below) will determine how the proxy should be voted.

The proposal will be discussed and in general the vote will follow the recommendation of the largest shareholding portfolio manager. This position will be shared with the other PMs and, if they agree, a unified PIM-PFI vote on the issue will be established, unless a particular client has withheld from PIM-PFI the right to decide how shares held in their advisory account should be voted, or has instructed PIM-PFI to vote on the issue in a specific manner. Depending on the nature and significance of the subject matter, the PM(s) may decide to sell the security. On occasion, PIM-PFI will be in contact with other major shareholders who have an interest in the outcome of a vote. On occasion, we will discuss our votes with company management.

Similarly, proxies for foreign securities are forwarded to PIM-PFI by our global custodial banks. Timeliness of receipt varies widely by market. In some countries, such as the United Kingdom, Hong Kong and Singapore, proxies are usually delivered promptly, enabling us to submit a vote prior to the shareholder meeting.

In others, however (most notably Japan), proxies are usually received after the deadline for submission for votes has passed. As a result, to effectively vote proxies in those markets, PIM-PFI would need to hire a local agent to attend a company's annual meeting. We would evaluate the cost versus the benefit and expect to hire an agent only if there is a critical issue which could significantly affect shareholder value.

In general, we will consider management's overall attention to shareholder issues when contemplating a vote against management. We will generally vote with management who have a demonstrated shareholder orientation, even if the vote would be contrary to one of our specific policies. In making this determination, we will pay particular attention to a company's investor information efforts, as compared to their foreign peers.

In those countries that sequester (block) shares prior to a meeting, we will refrain from voting.

Proxy Voting Committee
A Proxy Voting Committee has been established to set broad policy in this area, to respond to changes in corporate governance, to review the overall exercise of PIM-PFI's proxy voting authority, and to assist in the determination of


-------------------------------------------------------------------------------
                                      456
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

PIM-PFI's vote on specific issues. The committee will meet as needed and a quorum will consist of three members. Positions will be accepted by a majority vote of members or their designees.

This internal committee is composed of James Sullivan, Chairperson; the High Yield and Corporate investment desk heads; and the head of Credit Research. As of August 1, 2003, those individuals are, respectively:
    Paul Appleby, Steven Kellner, Richard Greenwood



-------------------------------------------------------------------------------
                                      457
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

                                    Appendix
                              PROXY VOTING DETAILS

 (Note: 4-digit numeric references indicate internal codes for operational use)


This specific document outlines PIM-PFI's general position on specific proxy proposals. We have separated proposals into three broad categories:

        Routine Business
        Other Proposals
        Social, Political and Environmental Issues



Routine Business

Subject Matter Vote

 1. Appointment of Auditors (1010, 2000)                                  For

    We will vote for management's selection of accountants to audit the corporation's books and records, unless we are aware of significant controversy in a particular case.

 2. Election of Directors (1000, 1001)                                     For

    In uncontested elections, we generally will vote for management's slate of directors.

    Our vote in contested elections will be determined on a case by Case-by-case case basis. In general, though, we will vote for management's nominees unless we believe that a new board would significantly enhance investment value. [If quantitatively managed portfolios only hold, we will vote For]

 3. Stock Splits (1150) For

    We generally will vote for these proposals, which are normally made to facilitate market trading in the issuer's securities.

 4. Increase in Authorized Shares and Rights Issues (1100)                 For*

    These proposals are often necessary for the normal operation of an issuer's business. Consequently, a vote in favor is generally recommended.

     In many foreign countries, companies prefer to finance capital projects through new equity issues rather than borrowing. Most often the equity is sold to existing shareholders through a proportional distribution of "rights" to purchase the new shares. Rights issues are many times preceded by a request for shareholder approval of an increase in the number of authorized shares, thus indirectly giving shareholders an opportunity to vote on the new project. PIM-PFI's policy will be to vote with management on such proposals unless we believe that the project will have a substantial and negative effect on shareholder value.

    * If an increase in authorized shares is part of a takeover defense or is considered "excessive", we normally will vote against an increase. (See "Anti-takeover Measures".)


Other Proposals

Subject Matter Vote


-------------------------------------------------------------------------------
                                      458
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

1.  Anti-takeover Measures

          PIM-PFI normally votes against anti-takeover measures. In addition, we generally support proposals to eliminate these provisions.

 a. Adoption of Classification of Boards  (1400, 1401, 1402, 2300)   Against**

         A classified board is one in which directors are divided into separate groups with overlapping multi-year terms, so that only a portion of the board can be re-elected or replaced each year (similar to the U.S. Senate). Classified boards make it more difficult for a bidder to replace management, even if the bidder controls a majority of the company's stock.

         Arguments for classified boards include: (a) they allow stability and continuity in company policies; (b) they give management a means of maintaining experienced members on a board during a transition; and (c) they allow directors to have a longer-term perspective.

          On the other hand, directors who are doing a good job are likely to continue to be re-elected. This provides stability while continuing to allow shareholders to evaluate directors annually. In addition, adoption of these provisions has had a substantial short-term negative effect on stock values, according to a 1985 SEC staff study.

    **Where a classified board structure is already in place, we would vote for routine re-election of directors or for the election of noncontroversial new directors.

         Shareholder proposals to eliminate a Classified Board            For

 b. Adoption of Fair Pricing Provisions (1460, 1461, 1462, 2324)           For*

          These provisions are designed to protect shareholders in the event the corporation is acquired under a plan not approved by the Board. Normally, they require that any tender offer made by a third party be made to all shareholders at the same price.

          Fair pricing provisions attempt to limit "two-tiered takeovers", where a bidder initially offers a premium for enough shares to garner control and thereafter offers a much lower price to the remaining holders (usually smaller investors).

          Most of these provisions do not apply if an offer is approved by a target's board or if the bidder obtains a specified level of approval from the target's shareholders.

    *While we support fair pricing provisions, we will not vote for them if they are tied to other anti-takeover provisions (such as excessive supermajority rules) that we oppose.

 c. Supermajority Rules (1440, 1443, 1444, 1445,
    1446, 1447, 2320, 2321)                                        Case-by-case

         Supermajority provisions raise the percentage of shareholder votes needed to approve a proposal (particularly mergers) from 50% to 66% or higher. Some companies have adopted supermajority rules that takeovers be approved by 80% of shareholders. These requirements may exceed the level of participation at a shareholder meeting, effectively blocking all actions that would require supermajority approval.

          Proponents argue that supermajority provisions make it easier to act in the interests of all shareholders and that significant proposals, such as mergers, require a higher degree of scrutiny than routine corporate matters.

          We believe that supermajority provisions have merit, unless they impose an excessive threshold for approval. Therefore, we will consider on a case-by-case basis proposals for supermajority provisions if they require an approval percentage of 66% or less. We will oppose provisions with higher percentages.

-------------------------------------------------------------------------------
                                      459
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

 d. Excessive Increase in Authorized Shares (1100)                   Against

                  As stated above, we will generally vote for an increase in authorized shares, common or preferred, unless we determine that the increased shares are likely to be used for anti-takeover purposes. We will always vote against an "excessive" increase of authorized shares, which we define as an increase greater than 200% of the current authorized common shares, unless we believe it is in the best interest of existing shareholders.


e.       Separate Classes of Stock with Unequal Voting Rights
         (1110,1112,113,114&115) Against

          This type of anti-takeover plan divides the outstanding common stock into two or more classes of shares and grants different voting rights to each class. For example, Class A shares may receive one vote per share, while Class B shares may have ten votes per share. Shares with higher voting rights are normally held by management or by founding shareholders; these shares are generally not transferable.

          Since these plans vest voting control in the hands of incumbent management and other insiders who own substantially less than a majority of the shares, we oppose them.

 f. Golden Parachutes (2414) Against

          Golden parachutes are severance agreements for senior executives that provide substantial cash and non-cash benefits if the company is acquired, particularly if these executives are terminated by the new owners.

          These provisions can deter some takeover offers because of the expense of the plans. At the same time, executives may be more willing to accept an unreasonably low bid in the hope that their parachutes will open.

          Proponents argue that these plans help attract and retain outstanding personnel. They may also relieve executive anxiety and help officers to objectively evaluate takeover bids.

          We are concerned that golden parachutes shift focus away from shareholder interest to management interest, and we, therefore, oppose them.

 g. Poison Pills (1410 & 1411)                                         Against

          Poison pills permit the shareholders of a company subject to a hostile takeover bid to acquire shares of that company and/or the acquiring company at a substantial discount to the market price. Poison pills are generally "triggered" by a hostile tender offer or by the acquisition of a significant percentage of the company's stock by an outside party. The acquirer, who is not allowed to purchase stock at the discount price, would experience a substantial dilution of voting interest. Poison pills are often considered the most effective anti-takeover devices available to management.

          There have been many studies evaluating the impact of poison pills. Overall, the adoption of a poison pill appears to have had a negative short-term effect on share price and to deter takeovers, leading to a long-term loss of shareholder wealth (1986 study by SEC Chief Economist). On the positive side, there is evidence that poison pills lead to increased bid prices when takeovers do occur (1988 Georgeson & Co. study).

          Overall, the evidence suggests that poison pills have had a negative effect on investment value, and we, therefore, oppose them.

 h. Elimination of Existing Charter Provisions

          PIM-PFI generally will oppose changes in charter provisions if the modifications would have an anti-takeover effect.

-------------------------------------------------------------------------------
                                      460
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

    o    Elimination of Action by Written Consent (1430, 1431)      Against

          The ability to act through written consent enables shareholders to replace the board, to amend bylaws or to take actions to effect a change in control without having to call a special meeting or wait for the annual meeting. Elimination of this right would make it more difficult for shareholders to act without the board's consent.

    o    Elimination of Pre-Emptive Rights                       Case-by-case

          These rights allow shareholders to buy newly issued shares before they are offered to the public. This enables shareholders to maintain their percentage ownership of a company without being diluted by additional stock offerings. Eliminating these rights could make it easier for a target company to dilute the ownership interest of an acquiring company. However, in some markets, preemptive rights result in a loss of financing flexibility and are likely to deter companies from fulfilling one of their functions which is to raise capital advantageously.

    o    Elimination of Cumulative Voting  (2220)                       Against

          Cumulative voting allows a shareholder to multiply the number of shares held by the number of directors being elected and to cast the total for a single director or a select group of director. Cumulative voting enables a minority shareholder (such as a potential acquirer) to obtain some representation on the board. Eliminating cumulative voting would tend to deter takeovers.

     o    Shareholder proposals to restore cumulative voting For

    o    Limit or Eliminate Shareholders' Right to Call
         Special Meeting (2325)                                         Against

        Limiting or eliminating shareholders' rights to call a special meeting could make it easier for management to thwart a takeover. A potential acquirer may exercise his right to call a shareholders' meeting so that shareholders and not management are able to decide on his offer. Since a limitation on the right to convene a shareholder meeting could have an anti-takeover effect, we will vote against the proposal.

 i. Greenmail (1470) Against

         Greenmail is the practice of acquiring a sizable block of stock in a company and then selling it back to the company at a premium price. In exchange, the acquirer agrees not to seek control again for a specified period of time. Generally, the payment of greenmail does not require shareholder approval. The incidence of green mail has declined since Congress imposed a tax on greenmail profits in 1987.

          Greenmail has had a consistently negative effect on share prices, according to a 1984 SEC staff study. It is unfair, since it does not treat all shareholders equally. As a result, we support proposals that prohibit greenmail.

 j. Reincorporation (1220) Case-by-case

          Generally these proposals allow the company to change the state of incorporation to one in which legislation makes takeovers more difficult (such as Delaware). There are, however, other legitimate reasons for making such a change. Delaware, for instance, has very favorable laws regarding director liability. PIM-PFI will review these on a case by case basis.

 k. Opt out of Delaware Takeover Law (2341)                                For

-------------------------------------------------------------------------------
                                      461
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

          Under the Delaware Takeover Law, if a shareholder acquires 15% of a company he may not enter into a business combination with the company for three years unless certain conditions are met. Since this law could deter a takeover bid, we will vote for "opting out".

 l. Shareholder Vote on Large Stock Placements (misc) For

                  The proposal requires the company to seek shareholder approval before placing large blocks of stock. Because of the dilutive effect of large placements and the risk of "white knight" placements with investors friendly to management, PIM-PFI believes that shareholders should be permitted to vote on large stock placements.

           2.     Executive Compensation

           a. Adoption of Stock Option, Stock Appreciation Right or Retirement Plans for Outside Directors (1512)
                                                                         Against

          In light of the significant role of outside directors, PIM-PFI believes that outside directors deserve reasonable compensation for their services. PIM-PFI believes that outside director compensation should be in the form of cash or awards of stock, but should not include any other option, pension or benefit plans. PIM-PFI believes that providing such option, pension or benefit plans to outside directors may create a conflict of interest and compromise such directors' ability to vote independently on executive management and employee option, pension and benefit plans.


  b. Adoption of Stock Option, Stock Appreciation Right and
    Restricted Stock Plans for Executives and Directors (1500)     Case-by-case

          Proposals on compensation for executives and directors are the issues submitted most frequently to shareholder vote (after the election of directors and appointment of accountants). The number of proposals in this area has increased as the result of tax law changes. The most recent tax bill makes "excessive" executive pay non-deductible unless a shareholder-approved "pay for performance" plan is in place.

          PIM-PFI generally supports compensation plans that link employee and director pay to shareholder returns. We also believe that actual participants in an industry have the best understanding of the compensation levels needed to attract and retain key personnel. We support cash-based compensation plans because they are generally tied to performance goals and because they do not create dilution.

          On the other hand, stock-based compensation plans can be detrimental to shareholder interests if not carefully constructed. For example, stock option plans can lead to severe dilution of outside shareholders or can insulate executives from a falling share price and, as a result, from shareholder interests.

    We will oppose compensation plans under the following circumstances:

     o Dilution: In order to prevent excessive dilution, we would oppose a new plan if the shares set aside exceed 10% of the company's outstanding shares or if the total set aside under all executive and directors compensation plans (old and new), exceeds 20% of shares outstanding.

     o "Evergreen" Plans: Unlike most current stock options plans, which must be reauthorized annually, "evergreen" plans have no termination date. While annual dilution is normally very low (typically 1% per year), shareholders

-------------------------------------------------------------------------------
                                      462
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------
          may suffer from "creeping dilution" over an extended period of time. We believe that shareholders should retain control over compensation plans and, therefore, will oppose plans without termination dates.

     o Discounted Options: We will also oppose plans that establish an option exercise price more than 10% below the current market price of the stock.

     o Repricing of Underwater Options: Underwater stock options are those where the exercise price is above the current market price (making the option worthless to the holder). Many companies propose resetting the exercise price when this occurs. We will oppose repricing when the stock decline is due to company specific factors but support a reset if the decline is due to general market conditions. We will also oppose new stock option plans which permit repricing of underwater options without shareholder approval.


          We will be monitoring developments in the area of broadly based employee stock option plans. We support efforts to include the stock option plans in a company's financial statements. If option costs were included in earnings (as are all other compensation expenses), we would see less need for specific shareholder approval.


 3. Adoption of Employee Stock Purchase Plans (1520)             Case-by-Case

Employee stock purchase plans allow the employees of a company to purchase the company's stock at market or below-market prices. In principle we encourage such plans as the employees become shareholders and their interests are aligned with ours. However, we do want to prevent excessive dilution stemming from plans which allow employees to purchase stock at significant market discounts.

         We will support employee stock purchase plans if the cost basis to the employee is at least 85% of the fair market value (i.e. discount is less than 15%). If the cost basis is greater than 75% but less than 85% of fair market value (discount of 15% of 25%) we will support the plan only if it passes a dilution test which requires that the dilution from the plan does not exceed 10% of the company's outstanding stock and the total dilution from all employee stock option and stock purchase plans (old and new) does not exceed 20%. If the cost basis is below 75% of the fair market value (discount greater than 25%) we will oppose the plan.

4. Mergers, Acquisitions and Reorganizations (1200, 1210, 1220, 1230)
Case-by-case

          The economic impact of each proposal will be analyzed individually. [If quantitatively managed portfolios only hold, we will vote for management proposals to approve a leveraged buyout, bankruptcy restructuring overcapitalization or spinoff proposal.]







 5. Board of Directors and Corporate Structure Related Issues

    a. Indemnification of Directors and Limitation of
        Director Liability (1320, 1321)                                  For

       We generally support these proposals, since they help corporations attract and retain qualified individuals to serve as directors. However, PIM-PFI will oppose proposals to indemnify directors for liabilities arising from any of the following:

i. breach of the director's duty of loyalty ii.


-------------------------------------------------------------------------------
                                      463
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------
          intentional misconduct, acts not in good faith, or acts in knowing violation of the law iii. acts involving unlawful purchase or redemption of stock iv. payment of unlawful dividends v. receipt of improper personal benefits


    b.  Independent Compensation Committee (2420 2421)                    For

          These proposals call for a bylaw amendment which establishes a board committee (composed solely of independent directors) charged with evaluating management performance and establishing executive compensation. These proposals are generally intended to strengthen the link between corporate performance and executive pay. We believe that these committees increase objectivity and decrease conflicts of interest in setting executive pay, and, therefore, we support them.

    c. Independent Nominating Committee (2210) For

          These proposals suggest that an independent nominating committee (without any management representatives) be established to choose new board candidates. Proponents of this amendment suggest that an independent nominating committee is essential to ensure an independent and accountable board. We agree. Management can be involved in the selection of outside directors by providing recommendations to the nominating committee.


    d.  Minimum Stock Ownership by Directors (2204)                  For

        We encourage directors to own stock and thereby more closely align themselves with the stockholders. We recognize that management may choose to seek directors from a wide range of economic backgrounds. We believe, therefore, that minimum stock ownership requirement should be set at reasonable levels.

    e.  Term Limits for Independent Directors (2203)                   Against

        We believe that experienced board members can bring continuity and insight into the management of a company. Term limits may result in the loss of good board members. Therefore, we will vote against term limit proposals.

    f. Shareholder Advisory Committees (2212) For

        A shareholder advisory committee counsels the board on certain issues. We support the formation of a separate shareholder advisory committee. We believe these committees will focus directors' attention on shareholders' views.

    g.  Separate Chairman and Chief Executive Positions (2214)         For

        Proponents of a separate Chairman and CEO argue that a different person in each position promises greater accountability for CEOs. The chairman's duty to oversee management may be compromised when he or she is also an executive officer, and for this reason PIM-PFI will generally support measures to have a separate CEO and Chairman. Different considerations may militate in favor of a combined chairman and CEO in

-------------------------------------------------------------------------------
                                      464
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------
        smaller or startup companies.

    h.  Allowing the Board to Determine Board Size (1332)             Against

          We oppose proposals that would allow the Board of Directors to set the size of the Board without shareholder approval. In the event of a hostile takeover attempt, a Board could add Directors who are opposed to the takeover. This would permit the Board to use their authority to determine Board size as an anti-takeover device.

    i.  Majority of Independent Directors (2202)                 Case-by-case

          For shareholder proposals requiring a majority of independent directors we will forward the proxy onto the portfolio managers for their vote. [If quantitatively managed portfolios only hold, vote for shareholders proposal seeking majority of independent directors on the board.]

 6. Ballot Tabulation and Confidentiality

    a. Ballot Secrecy (2100, 2220) For

          We encourage corporations to discuss their positions with shareholders before a vote is taken, but we do not believe that management should be able to review votes after the fact.

b.       Management and Shareholder Proposals Be Counted On An Equal Basis   For

          In tabulating ballots, some companies count abstentions and non-votes as votes against shareholder proposals but as abstentions on management proposals. We support proposals which require that management and shareholder proposals be counted on the same basis.


 7. Social, Political and Environmental Policy Resolutions

          As an investment advisory operating unit, PIM-PFI's responsibility is to make decisions which will increase the value of our clients' securities. PIM-PFI also embraces the concept that companies should be responsible stewards of the assets they employ and should act with appropriate regard to the impact of corporate decisions on their employees and the communities in which the companies operate. However, PIM-PFI will vote against proposals that will limit a company's operating flexibility and/or result in negative economic consequences for the company.

          Unless we determine that a particular proposal will significantly restrict a company's operating flexibility or have other negative economic consequences, we will generally vote in favor of the following proposals:

o        Disclosure of equal employment policies and work force composition

o         Reporting on or adoption of Ceres (environmental) principles

o         Disclosure of the implementation of "high performance workplace ideas"

    We will generally vote against the following proposals:

o             Spin-off tobacco operations

o             Anti-nuclear power proposals

    We no longer have restrictions on investing in companies which do business in South Africa.

8. Omnibus Resolutions ("Bundling" of issues) (STANDING VOTE) Against

-------------------------------------------------------------------------------
                                      465
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

PIM-PFI will oppose proposals that involve a single vote on disparate issues. This practice may have the result of requiring shareholders to accept one undesirable portion of a proposal in order to achieve a desired result in another part of the proposal.

PIM-PFI believes that each issue put to a shareholder vote should not be dependent upon or linked to any other issue.


-------------------------------------------------------------------------------
                                      466
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

                      MORGAN STANLEY INVESTMENT MANAGEMENT
              (FOR FUNDS SUBADVISED BY VAN KAMPEN ASSET MANAGEMENT)
                       PROXY VOTING POLICY AND PROCEDURES


I.     POLICY STATEMENT

Introduction - Morgan Stanley Investment Management's ("MSIM") policy and procedures for voting proxies ("Policy") with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which a MSIM entity has authority to vote proxies. This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.

The MSIM entities covered by this Policy currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates" or as "we" below).

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds--collectively referred to herein as the "MSIM Funds"), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MSIM Funds. An MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the investment management or investment advisory agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy.

Proxy Research Services - Institutional Shareholder Services ("ISS") and Glass Lewis (together with other proxy research providers as we may retain from time to time, the "Research Providers") are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations. While we may review and utilize the recommendations of the Research Providers in making proxy voting decisions, we are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping.

Voting Proxies for Certain Non-U.S. Companies - Voting proxies of companies located in some jurisdictions, particularly emerging markets, may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English;
(ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions. As a result, we vote clients' non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance in connection with voting non-U.S. proxies.

II.    GENERAL PROXY VOTING GUIDELINES

To promote consistency in voting proxies on behalf of its clients, we follow this Policy (subject to any exception set forth herein), including the guidelines set forth below. These guidelines address a broad range of issues, and provide general voting parameters on proposals that arise most frequently. However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by


-------------------------------------------------------------------------------
                                      467
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------
the Proxy Review Committee and is consistent with the Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.

We endeavor to integrate governance and proxy voting policy with investment goals and to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger result in different stakes in the outcome). We also may split votes at times based on differing views of portfolio managers, but such a split vote must be approved by the Proxy Review Committee.

A. Routine Matters. We generally support routine management proposals. The following are examples of routine management proposals:

     o    Approval of financial statements and auditor reports.

     o    General updating/corrective amendments to the charter.

     o Most proposals related to the conduct of the annual meeting, with the following exceptions. We may oppose proposals that relate to "the transaction of such other business which may come before the meeting," and open-ended requests for adjournment. However, where management specifically states the reason for requesting an adjournment and the requested adjournment is necessary to permit a proposal that would otherwise be supported under this Policy to be carried out (i.e. an uncontested corporate transaction), the adjournment request will be supported. Finally, we generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results. B. Board of Directors

1. Election of directors: In the absence of a proxy contest, we generally support the board's nominees for director except as follows:

       a. We withhold or vote against interested directors if the company's board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient. We refer to prevalent market standards, generally as promulgated by a stock exchange or other authority within a given market (e.g., New York Stock Exchange or Nasdaq rules for most U.S. companies, and The Combined Code on Corporate Governance in the United Kingdom). Thus, for a NYSE company with dispersed ownership, we would expect that at a minimum a majority of directors should be independent as defined by NYSE. Non-independent directors under NYSE standards include an employee or an individual with an immediate family member who is an executive (or in either case was in such position within the previous three years). A director's consulting arrangements with the company, or material business relationships between the director's employer and the company, also impair independence. Market standards notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as non-independent. Where we view market standards as inadequate, we may withhold votes based on stronger independence standards.
       b. Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company's compensation, nominating or audit committees.
       c. We consider withholding support or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders. This includes consideration for withholding support or voting against individual board members or an entire slate if we believe the board is entrenched and dealing inadequately with performance problems, and/or with insufficient independence between the board and management.
       d.     We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a "bright line" test. In the context of the U.S. market, these would include elimination of dead hand or slow hand poison pills, requiring audit, compensation or nominating committees to be composed of independent directors and requiring a majority independent board.
       e. We generally withhold support from or vote against a nominee who has failed to attend at least 75% of board meetings within a given year without a reasonable excuse.
       f. We consider withholding support from or voting against a nominee who serves on the board of directors of more than six companies (excluding investment companies). We also consider voting against a director who otherwise appears to have too many commitments to serve adequately on the board of the company.


-------------------------------------------------------------------------------
                                      468
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

2. Board independence: We generally support proposals requiring that a certain percentage (up to 66?%) of the company's board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.

3. Board diversity: We consider on a case-by-case basis proposals urging diversity of board membership with respect to social, religious or ethnic group.

4. Majority voting: We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.

5. Proposals to elect all directors annually: We generally support proposals to elect all directors annually at public companies (to "declassify" the Board of Directors) where such action is supported by the board, and otherwise consider the issue on a case-by-case basis.

6. Cumulative voting: We generally support proposals to eliminate cumulative voting (which provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board). Proposals to establish cumulative voting in the election of directors generally will not be supported.

7. Separation of Chairman and CEO positions: We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint a non-executive Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies. In many non-U.S. markets, we view separation of the roles as a market standard practice, and support division of the roles in that context.

8. Director retirement age: Proposals recommending set director retirement ages are voted on a case-by-case basis.

9. Proposals to limit directors' liability and/or broaden indemnification of directors. Generally, we will support such proposals provided that the officers and directors are eligible for indemnification and liability protection if they have acted in good faith on company business and were found innocent of any civil or criminal charges for duties performed on behalf of the company.

C. Corporate transactions and proxy fights. We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis. However, proposals for mergers or other significant transactions that are friendly and approved by the Research Providers generally will be supported and in those instances will not need to be reviewed by the Proxy Review Committee, where there is no portfolio manager objection and where there is no material conflict of interest. We also analyze proxy contests on a case-by-case basis.

D. Changes in legal and capital structure. We generally vote in favor of management proposals for technical and administrative changes to a company's charter, articles of association or bylaws. We review non-routine proposals, including reincorporation to a different jurisdiction, on a case-by-case basis.

1.     We generally support the following:

       o Proposals that eliminate other classes of stock and/or eliminate unequal voting rights.
       o Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if:
              (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.
       o Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.
       o      Proposals to authorize share repurchase plans.
       o Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.
       o      Proposals to effect stock splits.
       o Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

-------------------------------------------------------------------------------
                                      469
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

       o      Proposals for higher dividend payouts.

2. We generally oppose the following (notwithstanding management support):
       o Proposals that add classes of stock that would substantially dilute the voting interests of existing shareholders.
       o Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.
       o      Proposals to create "blank check" preferred stock.
       o      Proposals relating to changes in capitalization by 100% or more.

E.     Takeover Defenses and Shareholder Rights

1. Shareholder rights plans: We support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills).
2. Supermajority voting requirements: We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder. In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements.
3. Shareholder rights to call meetings: We consider proposals to enhance shareholder rights to call meetings on a case-by-case basis.
4. Anti-greenmail provisions: Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal:
       (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

F. Auditors. We generally support management proposals for selection or ratification of independent auditors. However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities, or if fees paid to the auditor for non-audit-related services are excessive. Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). Proposals requiring auditors to attend the annual meeting of shareholders will be supported. We generally vote against proposals to indemnify auditors.

G.     Executive and Director Remuneration.

1.     We generally support the following proposals:
       o Proposals relating to director fees, provided the amounts are not excessive relative to other companies in the country or industry.
       o Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad-based employee plan, including all non-executive employees.
       o Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest. Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage ("run rate") of equity compensation in the recent past; or if there are objectionable plan design and provisions.
       o Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

2. Blanket proposals requiring shareholder approval of all severance agreements will not be supported, but proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported.
3. Proposals advocating stronger and/or particular pay-for-performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its current and past practices.
4. Proposals to U.S. companies that request disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations generally will not be supported.

-------------------------------------------------------------------------------
                                      470
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

5. We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in option exercises.
6. Management proposals effectively to re-price stock options are considered on a case-by-case basis. Considerations include the company's reasons and justifications for a re-pricing, the company's competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.

H. Social, Political and Environmental Issues. We consider proposals relating to social, political and environmental issues on a case-by-case basis to determine whether they will have a financial impact on shareholder value. However, we generally vote against proposals requesting reports that are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. We generally oppose proposals requiring adherence to workplace standards that are not required or customary in market(s) to which the proposals relate.

I. Fund of Funds. Certain Funds advised by an MSIM Affiliate invest only in other MSIM Funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee.

III.   ADMINISTRATION OF POLICY

The MSIM Proxy Review Committee (the "Committee") has overall responsibility for creating and implementing the Policy, working with an MSIM staff group (the "Corporate Governance Team"). The Committee, which is appointed by MSIM's Chief Investment Officer of Global Equities ("CIO"), consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm. Because proxy voting is an investment responsibility and impacts shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.

The Committee Chairperson is the head of the Corporate Governance Team, and is responsible for identifying issues that require Committee deliberation or ratification. The Corporate Governance Team, working with advice of investment teams and the Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines. The Corporate Governance Team has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance, and to refer other case-by-case decisions to the Proxy Review Committee.

The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.

A.     Committee Procedures

The Committee will meet at least monthly to (among other matters) address any outstanding issues relating to the Policy or its implementation. The Corporate Governance Team will timely communicate to ISS MSIM's Policy (and any amendments and/or any additional guidelines or procedures the Committee may adopt).

The Committee will meet on an ad hoc basis to (among other matters): (1) authorize "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in this Policy; and (3) determine how to vote matters for which specific direction has not been provided in this Policy.

Members of the Committee may take into account Research Providers' recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies ("Index Strategies") will be voted in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the


-------------------------------------------------------------------------------
                                      471
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------
proxy relates to a matter that is not described in this Policy, the Committee will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.

B.     Material Conflicts of Interest

In addition to the procedures discussed above, if the Committee determines that an issue raises a material conflict of interest, the Committee will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee").

The Special Committee shall be comprised of the Chairperson of the Proxy Review Committee, the Chief Compliance Officer or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee, and MSIM's relevant Chief Investment Officer or his/her designee, and any other persons deemed necessary by the Chairperson. The Special Committee may request the assistance of MSIM's General Counsel or his/her designee who will have sole discretion to cast a vote. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

C.     Identification of Material Conflicts of Interest

A potential material conflict of interest could exist in the following situations, among others:

1. The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a material matter affecting the issuer.
2. The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.
3. Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

If the Chairperson of the Committee determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the Chairperson will address the issue as follows:
1. If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.
2. If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM's Client Proxy Standard.
3. If the Research Providers' recommendations differ, the Chairperson will refer the matter to the Committee to vote on the proposal. If the Committee determines that an issue raises a material conflict of interest, the Committee will request a Special Committee to review and recommend a course of action, as described above. Notwithstanding the above, the Chairperson of the Committee may request a Special Committee to review a matter at any time as he/she deems necessary to resolve a conflict.

D.     Proxy Voting Reporting

The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s), for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM Fund, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those Funds at each Board's next regularly scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.

The Corporate Governance Team will timely communicate to applicable portfolio managers and to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client's account.

MSIM's Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund's holdings.

APPENDIX A


-------------------------------------------------------------------------------
                                      472
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------

The following procedures apply to accounts managed by Morgan Stanley AIP GP LP ("AIP").

Generally, AIP will follow the guidelines set forth in Section II of MSIM's Proxy Voting Policy and Procedures. To the extent that such guidelines do not provide specific direction, or AIP determines that consistent with the Client Proxy Standard, the guidelines should not be followed, the Proxy Review Committee has delegated the voting authority to vote securities held by accounts managed by AIP to the Liquid Markets investment team and the Private Markets investment team of AIP. A summary of decisions made by the investment teams will be made available to the Proxy Review Committee for its information at the next scheduled meeting of the Proxy Review Committee.

In certain cases, AIP may determine to abstain from determining (or recommending) how a proxy should be voted (and therefore abstain from voting such proxy or recommending how such proxy should be voted), such as where the expected cost of giving due consideration to the proxy does not justify the potential benefits to the affected account(s) that might result from adopting or rejecting (as the case may be) the measure in question.

Waiver of Voting Rights

For regulatory reasons, AIP may either 1) invest in a class of securities of an underlying fund (the "Fund") that does not provide for voting rights; or 2) waive 100% of its voting rights with respect to the following:

1. Any rights with respect to the removal or replacement of a director, general partner, managing member or other person acting in a similar capacity for or on behalf of the Fund (each individually a "Designated Person," and collectively, the "Designated Persons"), which may include, but are not limited to, voting on the election or removal of a Designated Person in the event of such Designated Person's death, disability, insolvency, bankruptcy, incapacity, or other event requiring a vote of interest holders of the Fund to remove or replace a Designated Person; and
2. Any rights in connection with a determination to renew, dissolve, liquidate, or otherwise terminate or continue the Fund, which may include, but are not limited to, voting on the renewal, dissolution, liquidation, termination or continuance of the Fund upon the occurrence of an event described in the Fund's organizational documents; provided, however, that, if the Fund's organizational documents require the consent of the Fund's general partner or manager, as the case may be, for any such termination or continuation of the Fund to be effective, then AIP may exercise its voting rights with respect to such matter.




-------------------------------------------------------------------------------
                                      473
The Allianz Variable Insurance Products Trust * SAI * May 1, 2007
-------------------------------------------------------------------------------





                                     PART C

                                OTHER INFORMATION
                              _____________________




ITEM 23. EXHIBITS

Exhibit
Number Description of Exhibit
----------------------------
(a) Agreement and Declaration of Trust, dated July 13, 1999, filed on July 21, 1999 as Exhibit (a) to Registration Statement No. 333-83423, is incorporated by reference.


(b)             By-laws, dated July 13, 1999, filed on July 21, 1999 as Exhibit
                (b) to Registration Statement No. 333-83423, is incorporated by reference.


(c)             Not Applicable


(d)(1) Investment Management Agreement, dated April 27, 2001, between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Trust, filed on October 24, 2001 as Exhibit (d)(2)(i) to Registrant's Post-Effective Amendment No. 7, is incorporated by reference.


(d)(1)(i) Amended Schedule A, dated May 1, 2007, to Investment Management Agreement between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Trust, dated April 27, 2001, filed herewith.


(d)(1)(ii) Attachment 1 dated May 1, 2007 to Schedule A, dated May 1, 2007, to the Investment Management Agreement dated April 27, 2001, filed herewith.


(d)(2) Portfolio Management Agreement, dated May 1, 2002, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and A I M Capital Management, Inc., filed on December 27, 2006 as Exhibit (d)(2) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(2)(i) Amendment, dated September 8, 2003, to the Portfolio Management Agreement dated May 1, 2002, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and A I M Capital Management, Inc., filed on December 27, 2006 as Exhibit
                (d)(2)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(2)(ii) Amended Schedule A, dated March 28, 2005, to the Portfolio Management Agreement dated May 1, 2002, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and A I M Capital Management, Inc., filed on December 27, 2006 as Exhibit (d)(2)(ii) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(3) Subadvisory Agreement, dated July 6, 2006, between Allianz Life Advisers, LLC and Columbia Management Advisers, LLC, filed on December 27, 2006 as Exhibit (d)(3) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(4) Portfolio Management Agreement, dated March 8, 2004, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Davis Selected Advisers, L.P., filed on December 27, 2006 as Exhibit (d)(4) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(4)(i) Amendment, dated March 8, 2004, to the Portfolio Management Agreement dated March 8, 2004, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Davis Selected Advisers, L.P., filed on December 27, 2006 as Exhibit (d)(4)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(5) Subadvisory Agreement dated May 1, 2007 between Allianz Life Advisers, LLC, and The Dreyfus Corporation, filed herewith.


(d)(6) Amended and Restated Subadvisory Agreement, dated May 1, 2007, between Allianz Life Advisers, LLC and First Trust Advisors L.P., filed herewith.


(d)(7) Portfolio Management Agreement, dated March 8, 2004, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Founders Asset Management LLC, filed on December 27, 2006 as Exhibit (d)(7) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(8) Portfolio Management Agreement, dated April 12, 2005, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Franklin Advisory Services, LLC, filed on December 27, 2006 as Exhibit (d)(8) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(9) Portfolio Management Agreement, dated April 29, 2005, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Jennison Associates LLC, filed on December 27, 2006 as Exhibit (d)(9) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(10) Portfolio Management Agreement, dated July 27, 2004 between USAllianz Advisers LLC, USAllianz Variable Insurance Products Trust, and Legg Mason Funds Management, Inc., filed on February 2, 2005 as Exhibit (d)(15) to Registrant's Post-Effective Amendment No. 14, is incorporated by reference.


(d)(10)(i) First Amendment to Portfolio Management Agrement and Amended Schedule A, dated April 4, 2005, to Portfolio Management Agreement dated July 27, 2004, between USAllianz Advisers LLC, USAllianz Variable Insurance Products Trust, and Legg Mason Funds Management, Inc., filed on December 27, 2006 as Exhibit
                (d)(10)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(11) Subadvisory Agreement, dated May 1, 2006, between Allianz Life Advisers, LLC and Neuberger Berman Management Inc., filed on April 27, 2006 as Exhibit (d)(17) to Registrant's Post-Effective Amendment No. 17, is incorporated by reference.


(d)(12) Subadvisory Agreement, dated May 1, 2007, between Allianz Life Advisers, LLC and Nicholas-Applegate Capital Management LLC, filed herewith.


(d)(13) Subadvisory Agreement, dated August 24, 2006, between Allianz Life Advisers, LLC, and Oppenheimer Capital, LLC, filed on December 27, 2006 as Exhibit (d)(12) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(14) Subadvisory Agreement, dated May 1, 2006, between Allianz Life Advisers, LLC and OppenheimerFunds, Inc., filed on April 27, 2006 as Exhibit (d)(20) to Registrant's Post-Effective Amendment No. 17, is incorporated by reference.


(d)(14)(i) Amended Schedule A, dated August 28, 2006, to the Subadvisory Agreement dated May 1, 2006, between Allianz Life Advisers, LLC and OppenheimerFunds, Inc., filed on December 27, 2006 as Exhibit (d)(13)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(15) Amended and Restated Subadvisory Agreement, dated May 1, 2007, between Allianz Life Advisers, LLC and Pacific Investment Management Company LLC, filed herewith.


(d)(16) Sub-Subadvisory Agreement dated April 30, 2007, between Allianz Life Advisers, LLC, Pacific Investment Management Company LLC, and Research Affiliates LLC, filed herewith.


(d)(17) Portfolio Management Agreement, dated November 18, 2002, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Prudential Investment Management, Inc., filed on December 27, 2006 as Exhibit (d)(15) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(17)(i) Amendment, dated September 8, 2003, to the Portfolio Management Agreement dated November 18, 2002, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Prudential Investment Management, Inc., filed on December 27, 2006 as Exhibit (d)(15)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(18) Portfolio Management Agreement, dated December 1, 2005, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Salomon Brothers Asset Management Inc, filed on April 27, 2006 as Exhibit (d)(13) to Registrant's Post-Effective Amendment No. 17, is incorporated by reference.


(d)(18)(i) First Amendment to Portfolio Management Agreement, dated September 30, 2006, to the Portfolio Management Agreement dated December 1, 2005, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Salomon Brothers Asset Management Inc (ClearBridge Advisors, LLC is the successor as of 10-1-06), filed on December 27, 2006 as Exhibit (d)(16)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(18)(ii) Amended Schedule A to the Portfolio Management Agreement dated December 1, 2005, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Salomon Brothers Asset Management Inc, filed herewith.


(d)(19) Subadvisory Agreement, dated February 23, 2007, between Allianz Life Advisers, LLC and Schroder Investment Management North America Inc, filed herewith.


(d)(20) Subadvisory Agreement, dated May 1, 2006, between Allianz Life Advisers, LLC and Van Kampen Asset Management, filed on April 27, 2006 as Exhibit (d)(19) to Registrant's Post-Effective Amendment No. 17, is incorporated by reference.


(e)(1) Distribution Agreement, dated December 15, 2005, between USAllianz Variable Insurance Products Trust and BISYS Fund Services Limited Partnership, filed on December 27, 2006 as Exhibit (e)(1) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(e)(1)(i) Amended Schedule A, dated May 1, 2007, to the Distribution Agreement, dated December 15, 2005, between USAllianz Variable Insurance Products Trust and BISYS Fund Services Limited Partnership, filed herewith.


(e)(1)(ii) Amended Exhibit A, dated May 1, 2007, to the Schedule B Distribution Plan of the Distribution Agreement, dated December 15, 2005, between USAllianz Variable Insurance Products Trust and BISYS Fund Services Limited Partnership, filed herewith.


(e)(2) Distribution Services Agreement, dated December 15, 2005, between USAllianz Advisers, LLC and BISYS Fund Services Limited Partnership, filed on December 27, 2006 as Exhibit (e)(2) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(e)(3) Participation Agreement Amended and Restated, dated December 2, 2004, between USAllianz Variable Insurance Products Trust, Allianz Life Insurance Company of North America, and BISYS Fund Services Limited Partnership, filed on December 27, 2006 as Exhibit (e)(3) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(e)(3)(i) Amendment to Schedule A dated May 1, 2007, to the Participation Agreement dated December 2, 2004, between USAllianz Variable Insurance Products Trust, Allianz Life Insurance Company of North America, and BISYS Fund Services Limited Partnership, filed herewith.


(e)(4) Participation Agreement Amended and Restated, dated December 2, 2004, between USAllianz Variable Insurance Products Trust, Allianz Life Insurance Company of New York, and BISYS Fund Services Limited Partnership, filed on December 27, 2006 as Exhibit (e)(4) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(e)(4)(i) Amendment to Schedule A dated May 1, 2007, to the Participation Agreement dated December 2, 2004, between USAllianz Variable Insurance Products Trust, Allianz Life Insurance Company of New York, and BISYS Fund Services Limited Partnership, filed herewith.


(f)             N/A


(g) Custody Agreement Amended and Restated, dated May 31, 2001, between USAllianz Variable Insurance Products Trust and The Northern Trust Company, filed on December 27, 2006 as Exhibit
                (g) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(h)(1) Amended and Restated Services Agreement, dated November 1, 2006 between Allianz Variable Insurance Products Trust and BISYS Fund Services Ohio, Inc., filed on December 27, 2006 as Exhibit
                (h)(1) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(h)(1)(i) Amended Schedule A, dated May 1, 2007 to the Amended and Restated Services Agreement, dated November 1, 2006, between Allianz Variable Insurance Products Trust and BISYS Fund Services Ohio, Inc., filed herewith.


(h)(2) Administrative Services Agreement, dated November 1, 2006, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Life Advisers LLC, filed on December 27, 2006 as Exhibit (h)(2) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(h)(3) Chief Compliance Officer Agreement, dated November 1, 2006, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Life Advisers LLC, filed on December 27, 2006 as Exhibit (h)(3) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(h)(4) Compliance Services Agreement, dated November 1, 2006, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Life Advisers LLC, filed on December 27, 2006 as Exhibit (h)(4) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(h)(5) Amended Expense Limitation Agreement, dated May 1, 2007 between Allianz Life Advisers LLC and Allianz Variable Insurance Products Trust, filed herewith.


(h)(6) Securities Lending Authorization Agreement, dated August 4, 2003, between USAllianz Variable Insurance Products Trust and The Northern Trust Company, filed on April 28, 2004 as Exhibit
                (h)(7) to Registrant's Post-Effective Amendment No. 13, is incorporated by reference.


(h)(6)(i) Amended Schedule C, dated January 1, 2006, to the Securities Lending Authorization Agreement, dated August 4, 2003, between USAllianz Variable Insurance Products Trust and The Northern Trust Company, filed on December 27, 2006 as Exhibit (h)(6)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(h)(6)(ii) List of Lending Funds dated April 18, 2007 to Securities Lending Authorization Agreement, dated August 4, 2003, between USAllianz Variable Insurance Products Trust and The Northern Trust Company, filed herewith.


(h)(7) Securities Lending Authorization Agreement, dated December 16, 2004, between Dresdner Bank AG, New York Branch and USAllianz Variable Insurance Products Trust, , filed on April 29, 2005 as Exhibit (h)(8) to Registrant's Post-Effective Amendment No. 15, is incorporated by reference.


(h)(7)(i) Exhibit A dated March 27, 2007 to the Securities Lending Authorization Agreement, dated December 16, 2004, between Dresdner Bank AG, New York Branch and USAllianz Variable Insurance Products Trust, filed herewith.


(h)(8) Brokerage Transaction Agreement dated February 6, 2003 between Lynch, Jone & Ryan Inc., and USAllianz Investor Services, filed on December 27, 2006 as Exhibit (h)(8) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(i)             Opinion and consent of counsel, filed herewith.


(j) Consent of Independent Registered Public Accounting Firm, filed herewith.


(k)             N/A


(l)             N/A


(m) Rule 12b-1 Plan of Distribution, filed on October 26, 1999 as Exhibit (m) to Registrant's Pre-Effective Amendment No. 2, is incorporated by reference.


(n) Rule 18f-3 Multiple Class Plan, dated February 23, 2007 for the Allianz Variable Insurance Products Trust, filed herewith.


(p)(1) Code of Ethics of Allianz Life Advisers, LLC, revised July 27, 2006, filed on December 27, 2006 as Exhibit (p)(1) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(p)(2) Code of Ethics of BISYS Fund Services, L.P., dated January 1, 2006, filed on December 27, 2006 as Exhibit (p)(2) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(p)(3)(i) Code of Ethics of A I M Capital Management, Inc., amended effective February 16, 2006, filed on December 27, 2006 as Exhibit (p)(3)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.

(p)(3)(ii) Code of Ethics of Allianz Global Investors of America L.P., effective July 31, 2006, filed on December 27, 2006 as Exhibit
                (p)(3)(ii) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference..


(p)(3)(iii) Code of Ethics of Citigroup Asset Management - North America, as amended September 13, 2005, filed on December 27, 2006 as Exhibit (p)(3)(iii) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(p)(3)(iv) Code of Ethics of ClearBridge Advisors, LLC, effective February 14, 2007, filed herewith


(p)(3)(v) Code of Ethics of Columbia Management Advisors, LLC, effective January 1, 2006, filed on December 27, 2006 as Exhibit
                (p)(3)(iv) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(p)(3)(vi) Code of Ethics of Davis Selected Advisers, L.P., as amended effective February 1, 2005, filed on April 29, 2005 as Exhibit
                (p)(1)(ix) to Registrant's Post-Effective Amendment No. 15, is incorporated by reference.


(p)(3)(vii) Code of Ethics of First Trust Advisers, L.P., dated as of May 31, 2006, filed on December 27, 2006 as Exhibit (p)(3)(vi) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(p)(3)(viii)    Code of Ethics of Franklin Advisory Services, LLC, revised May
                2006, filed on December 27, 2006 as Exhibit (p)(3)(vii) to
                Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(p)(3)(ix) Code of Ethics of Jennison Associates LLC, as amended February 1, 2007, filed herewith.


(p)(3)(x) Code of Ethics of Legg Mason Capital Management, Inc., dated February 28, 2006, filed on December 27, 2006 as Exhibit
                (p)(3)(ix) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(p)(3)(xi) Code of Ethics of Mellon Financial Corporation, dated February 2006, filed on December 27, 2006 as Exhibit (p)(3)(x) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(p)(3)(xii) Code of Ethics of Morgan Stanley, restated as of April 26, 2006, filed on December 27, 2006 as Exhibit (p)(3)(xi) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(p)(3)(xiii)    Code of Ethics of Neuberger Berman Management Inc., effective
                September 2006, filed on December 27, 2006 as Exhibit
                (p)(3)(xii) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference


(p)(3)(xiv) Code of Ethics of Nicholas-Applegate Capital Management LLC, effective March 24, 2006, filed herewith.


(p)(3)(xv) Code of Ethics of Pacific Investment Management Company LLC, filed on April 27, 2006 as Exhibit (p)(1)(xvi) to Registrant's Post-Effective Amendment No. 17, is incorporated by reference.


(p)(3)(xvi) Code of Ethics of OppenheimerFunds, Inc., dated as of March 31, 2006, filed on December 27, 2006 as Exhibit (p)(3)(xiv) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(p)(3)(xvii)    Code of Ethics of Prudential Investment Management, Inc., filed on December 27, 2006 as Exhibit (p)(3)(xv) to Registrant's
                Post-Effective Amendment No. 20, is incorporated by reference.


(p)(3)(xviii)   Code of Ethics of Research Affiliates, LLC filed herewith.


(p)(3)(xix) Code of Ethics of Schroder Investment Management North America Inc., effective September 12, 2006, filed herewith.


(q) Powers of Attorney, filed on March 7, 2007 as Exhibit (q) to Registrant's Post-Effective Amendment No. 22 is incorporated by reference.


(r)             Company Organizational Chart, filed on April 29, 2005 as Exhibit
                (r) to Registrant's Post-Effective Amendment No. 15, is incorporated by reference.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

The Company organizational chart is incorporated in this filing as Exhibit (r).

ITEM 25. INDEMNIFICATION

         The Trust's Agreement and Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties or, in a criminal proceeding, such Trustee or officers had reasonable cause to believe their conduct was unlawful. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER                        REGISTRATION NO.

1.   A I M Capital  Management,  Inc. - this information is included in the Form         801-15211
     ADV filed by A I M Capital  Management,  Inc. and is incorporated herein by reference.

2.   Allianz Life Advisers, LLC- this  information  is included in Form ADV filed        801-60167
     with the SEC by Allianz Life Advisers and is incorporated by reference herein.

3.   Columbia Management Advisers, LLC - this information is included in Form ADV        801-50372
     filed with the SEC by Columbia Management Advisers, LLC and is incorporated by reference herein.

4.   Davis Selected  Advisers,  L.P. - this  information is included in Form ADV         801-53272
     filed with the SEC by Davis  Selected  Advisers,  L.P. and is  incorporated herein by reference.

5.   The Dreyfus  Corporation - this  information  is included in Form ADV filed          801-8147
     with the SEC by The  Dreyfus  Corporation  and is  incorporated  herein  by reference.

6.   First Trust Advisors L.P. - this  information  is included in Form ADV filed        801-39950
     with the SEC by First Trust Advisors L.P. and is  incorporated  herein  by reference

7.   Founders Asset Management LLC - this information is included in Form ADV            801-55220
     filed with the SEC by Founders Asset Management LLC and is incorporated by reference herein.

8.   Franklin Advisory Services, LLC - this information is included in Form ADV          801-51967
     filed with the SEC by Franklin Advisory Services, LLC and is incorporated herein by reference.

9.   Jennison Associates LLC - this information is included in Form ADV filed             801-5608
     with the SEC by Jennison Associates LLC and is incorporated herein by reference.

10.  Legg Mason Capital Management, Inc. - this information is included in Form          801-18115
     ADV filed with the SEC by Legg Mason Capital Management, Inc. and is incorporated herein by reference.

11.  Neuberger Berman Management Inc. - this information is included in Form ADV          801-8259
     filed with the SEC by Neuberger Berman Management Inc. and is incorporated herein by reference.

12.  Nicholas-Applegate Capital Management LLC - this information is included in         801-21442
     Form ADV filed with the SEC by Nicholas-Applegate Capital Management LLC and is incorporated herein by reference.

13.  Oppenheimer Capital LLC - this  information  is included in the Form ADV            801-10708
     filed with the SEC by Oppenheimer Capital  LLC and is  incorporated  by reference herein.

14.  OppenheimerFunds, Inc. - this information is included in the Form ADV filed          801-8253
     with  the SEC by  OppenheimerFunds,  Inc.  and is  incorporated  herein  by reference.

15.  Pacific Investment Management Company LLC - this information is included in         801-48187
     Form ADV filed with the SEC by Pacific Investment Management Company LLC and
     is incorporated herein by reference.

16.  Prudential  Investment  Management,  Inc. - this information is included in         801-22808
     Form ADV filed with the SEC by Prudential Investment  Management,  Inc. and is incorporated herein by reference.

17.  Salomon Brothers Asset Management Inc - this information is included in             801-43335
     Form ADV filed with the SEC by Salomon Brothers Asset Management, Inc and is incorporated herein by reference.

18.  Schroder Investment Management North America Inc. and Schroder Investment           801-15834
     Management North America Limited - this information is included in Form ADV         801-37163
     filed with the SEC by Schroder Investment Management North America Inc.
     and Schroder Investment Management North America Limited and is
     incorporated herein by reference.

19.  Van Kampen Asset  Management - this information is included in the Form              801-1669
     ADV  filed  with  the  SEC by  Van  Kampen  Asset  Management  and is incorporated by reference herein.




ITEM 27. PRINCIPAL UNDERWRITER

         (a) BISYS Fund Services LP ("BISYS" or the "Distributor") acts as principal underwriter for the following investment companies:

Allianz Variable Insurance Products Fund of Funds Trust
Allianz Variable Insurance Products Trust
American Independence Funds Trust
American Performance Funds
The Bjurman, Barry Funds
Capital One Funds
The Coventry Group
Coventry Funds Trust
Excelsior Funds, Inc.
Excelsior Funds Trust
Excelsior Tax-Exempt Funds, Inc.
First Focus Funds, Inc.
Giant 5 Funds
The Hirtle Callaghan Trust
HSBC Advisor Funds Trust
HSBC Investor Funds
Legacy Funds Group
Pacific Capital Funds
STI Classic Funds
STI Classic Variable Trust
The Blue Fund Group
Vintage Mutual Funds, Inc.


BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS' main address is 100 SUMMER ST. 15TH FLOOR, Boston, Massachusetts 02110. Office of Supervisory Jurisdiction (OSJ) Branch is at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.


     (b)     Officers and Directors.

             Name and Principal           Position
             Business Address             with Underwriter
             -----------------------      ---------------------
                Brian K. Bey                President and Director
                Elliott Dobin               Secretary
                Andrew H. Byer              Chief Compliance Officer
                Wayne A. Rose               Assistant Chief Compliance Officer
                James E. (Ed) Pike          Financial and Operations Principal

     (c)     Not applicable.


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         Registrant's accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are in the physical possession of the following:


        BISYS Fund Services
        3435 Stelzer Road, Columbus, Ohio 43219
              31a-1(a)
              31a-1(b)(2)A, B, C and D
              31a-1(b) 5, 6, 8, 9, 10, 11, 12
              31a-2(a) 1 and 2
              31a-2(c)

        BISYS Fund Services
        60 State Street, Suite 1300, Boston MA 02109
              31a-1(b)4

        Allianz Life Advisers, LLC
        5701 Golden Hills Drive, Minneapolis, Minnesota 55416
              31a-1(b) 11
              31a-1(c)

        A I M Capital Management, Inc.
        11 Greenway Plaza, Suite 106, Houston, Texas  77046
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

        Columbia Management Advisors, LLC
        100 Federal Street, Boston, MA 02110
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Davis Selected Advisers, L.P.
         2949 East Elvira Road, Suite 101 Tucson, Arizona 85706
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         The Dreyfus Corporation
         200 Park Avenue, New York, New York 10166
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         First Trust Advisers L.P.
         101 Warrenville Rd, Ste 300, Lisle, IL 60532
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Founders Asset Management LLC
         210 University Blvd., Ste 800, Denver, CO 80206
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Franklin Advisory Services, LLC
         One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Jennison Associates LLC
         466 Lexington Avenue, New York, NY 10017
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Legg Mason Capital Management, Inc.
         100 Light Street, Baltimore Maryland 21202
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Neuberger Berman Management Inc.
         605 Third Avenue 2nd Floor, New York, NY 10158-0180
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Nicholas-Applegate Capital Management LLC
         600 West Broadway, Ste 2900, San Diego, CA  92101
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Oppenheimer Capital LLC
         1345 Avenue of the Americas, 48th Floor, New York, NY 10105
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         OppenheimerFunds, Inc.
         498 Seventh Avenue, New York, NY  10018
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Pacific Investment Management Company LLC
         840 Newport Center Drive, Newport Beach, CA 92660
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Prudential Investment Management, Inc.
         Two Gateway Plaza, Newark, New Jersey, 07102
              31a-1(f)

         Salomon Brothers Asset Management Inc
         399 Park Avenue, New York, NY 10022
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Schroder Investment Management North America Inc. 875 Third Avenue, 22nd Floor, New York, NY 10022 and Schroder Investment Management North America Limited, 31 Gresham Street, Longon EC2V 7QA England.
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Van Kampen Asset Management Inc.
         1221 Avenue of the Americas, New York, New York 10020
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

ITEM 29. MANAGEMENT SERVICES

         N/A

ITEM 30. UNDERTAKINGS

         N/A

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Golden Valley, in the State of Minnesota on the 27th day of April, 2007.


                                          ALLIANZ VARIABLE INSURANCE
                                          PRODUCTS TRUST

                                          By:  /s/ Jeffrey Kletti
                                          ------------------------------------
                                          Jeffrey Kletti, President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Allianz Variable Insurance Products Trust has been signed below by the following persons in the capacities indicated on April 27, 2007.


SIGNATURE                                     TITLE
----------                                    -----


/s/ Peter R. Burnim*                          Trustee
---------------------------
Peter R. Burnim

/s/ Peggy L. Ettestad*                        Trustee
---------------------------
Peggy L. Ettestad

/s/ Roger A. Gelfenbien*                      Trustee
---------------------------
Roger A. Gelfenbien

/s/ Dickson W. Lewis*                         Trustee
---------------------------
Dickson W. Lewis

/s/ Claire R. Leonardi*                       Trustee
---------------------------
Claire R. Leonardi

/s/ Peter W. McClean*                         Trustee
---------------------------
Peter W. McClean

/s/ Arthur C. Reeds III*                      Trustee
---------------------------
Arthur C. Reeds III

/s/ Troy Sheets                               Treasurer (principal financial and
---------------------------                   accounting officer)
Troy Sheets


By:   /s/ Jeffrey W. Kletti
      ---------------------------
      Jeffrey Kletti, President and Trustee

*Pursuant to powers of attorney filed as Exhibit (q) to this Registration
 Statement

                                    EXHIBITS
                                       TO
                        POST-EFFECTIVE AMENDMENT NO. 23
                                       TO
                                   FORM N-1A
                  ALLIANZ  VARIABLE INSURANCE PRODUCTS TRUST


INDEX TO EXHIBITS

(d)(1)(i)      Schedule A to Investment Management Agreement 5-1-07
(d)(1)(ii)     Att 1 to Schedule A of Investment Management Agreement 5-1-07
(d)(5)         Subadvisory Agreement with Dreyfus 5-1-07
(d)(6)         Amended and Restated Subadvisory Agmt with First Trust 5-1-07
(d)(12)        Subadvisory Agmt with Nicholas Applegate Capital Management LLC
(d)(15)        Amended and Restated Subadvisory Agreement with PIMCO 5-1-07
(d)(16)        Sub-Subadvisory Agreement with PIMCO and Research Affiliates
(d)(18)(ii)    Schedule A to Portfolio Mgmt Agmt with Salomon Brothers
(d)(19)        Subadvisory Agmt with Schroder Investment Management North America, Inc.
(e)(1)(i)      Amended Schedule A to Distribution Agmt with BISYS
(e)(1)(ii)     Amended Exhibit A to Schedule B Distribution Plan with BISYS
(e)(3)(i)      Amendment to Schedule A of Participation Agreement with Allianz Life & BISYS
(e)(4)(i)      Amendment to Schedule A of Participation Agreement with Allianz Life NY & BISYS
(h)(1)(i)      Amended Schedule A to BISYS Services Agreement
(h)(5)         Amended Expense Limitation Agreement effective 5-1-07
(h)(6)(ii)     List of Lending Funds dtd 4-18-07 to Securities Lending Agreement
(h)(7)(i)      Exhibit A dated 3-27-07 to Securities Lending Agreement
(i)            Opinion and Consent of Counsel to the Registrant
(j)            Consent of Independent Registered Public Accounting Firm
(n)            Rule 18f-3 Multiple Class Plan
(p)(3)(iv)     Code of Ethics of Clearbridge Advisors, LLC
(p)(3)(ix)     Code of Ethics of Jennison Associates LLC as amended 2-1-07
(p)(3)(xiv)    Code of Ethics of Nicholas Applegate Capital Management March 2006
(p)(3)(xviii)  Code of Ethics of Research Affiliates LLC
(p)(3)(xix)    Code of Ethics of Schroder Investment Management North America, Inc.
